================================================================================


                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-7440

                               -----------------

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
              (Exact name of registrant as specified in charter)

                               -----------------

              6300 Bee Cave Road, Building One, Austin, TX  78746
           (Address of principal executive offices)      (Zip code)

                               -----------------

          Catherine L. Newell, Esquire, Vice President and Secretary
                   Dimensional Emerging Markets Value Fund,
              6300 Bee Cave Road, Building One, Austin, TX  78746
                    (Name and address of agent for service)

                               -----------------

       Registrant's telephone number, including area code: 512-306-7400

                     Date of fiscal year end:  October 31

                  Date of reporting period: October 31, 2015


================================================================================

ITEM 1.REPORTS TO STOCKHOLDERS.

[LOGO]

ANNUAL REPORT
year ended: October 31, 2015

DFA INVESTMENT DIMENSIONS GROUP INC.
DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DIMENSIONAL EMERGING MARKETS VALUE FUND

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2015

Dear Fellow Shareholder,

Dimensional is built around a set of ideas that are bigger than our firm. Our point of view about market efficiency, our commitment to research, and our focus on implementation form the basis of our approach. We are fortunate to have found clients who are drawn to these ideas and the consistency we have shown to these principles over time.

Combining insights gained from research with effective implementation has been central to Dimensional's approach since our founding and will continue to be our focus.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                                 ANNUAL REPORT

                               Table of Contents

                                                                         Page
                                                                         ----
   Letter to Shareholders
   Definitions of Abbreviations and Footnotes...........................   1
   DFA Investment Dimensions Group Inc.
      Performance Charts................................................   2
      Management's Discussion and Analysis..............................  19
      Disclosure of Fund Expenses.......................................  31
      Disclosure of Portfolio Holdings..................................  36
      Schedules of Investments/Summary Schedules of Portfolio Holdings
          Enhanced U.S. Large Company Portfolio.........................  39
          U.S. Large Cap Equity Portfolio...............................  41
          U.S. Large Cap Value Portfolio................................  44
          U.S. Targeted Value Portfolio.................................  45
          U.S. Small Cap Value Portfolio................................  48
          U.S. Core Equity 1 Portfolio..................................  51
          U.S. Core Equity 2 Portfolio..................................  54
          U.S. Vector Equity Portfolio..................................  57
          U.S. Small Cap Portfolio......................................  60
          U.S. Micro Cap Portfolio......................................  63
          DFA Real Estate Securities Portfolio..........................  66
          Large Cap International Portfolio.............................  68
          International Core Equity Portfolio...........................  72
          International Small Company Portfolio.........................  76
          Japanese Small Company Portfolio..............................  77
          Asia Pacific Small Company Portfolio..........................  77
          United Kingdom Small Company Portfolio........................  78
          Continental Small Company Portfolio...........................  78
          DFA International Real Estate Securities Portfolio............  79
          DFA Global Real Estate Securities Portfolio...................  82
          DFA International Small Cap Value Portfolio...................  84
          International Vector Equity Portfolio.........................  88
          World ex U.S. Value Portfolio.................................  92
          World ex U.S. Targeted Value Portfolio........................  93
          World ex U.S. Core Equity Portfolio...........................  98
          World Core Equity Portfolio................................... 104
          Selectively Hedged Global Equity Portfolio.................... 105
          Emerging Markets Portfolio.................................... 106
          Emerging Markets Small Cap Portfolio.......................... 106
          Emerging Markets Value Portfolio.............................. 106
          Emerging Markets Core Equity Portfolio........................ 107
      Statements of Assets and Liabilities.............................. 111
      Statements of Operations.......................................... 118
      Statements of Changes in Net Assets............................... 125
      Financial Highlights.............................................. 135
      Notes to Financial Statements..................................... 154
      Report of Independent Registered Public Accounting Firm........... 184
      Results of the Shareholder Meeting................................ 185

TABLE OF CONTENTS
CONTINUED

                                                                          Page
                                                                          ----
 DFA Investment Dimensions Group Inc. - DFA Commodity Strategy Portfolio
    Performance Charts................................................... 208
    Management's Discussion and Analysis................................. 209
    Consolidated Disclosure of Fund Expenses............................. 210
    Consolidated Disclosure of Portfolio Holdings........................ 211
    Consolidated Schedule of Investments................................. 212
    Consolidated Statement of Assets and Liabilities..................... 217
    Consolidated Statement of Operations................................. 218
    Consolidated Statements of Changes in Net Assets..................... 219
    Consolidated Financial Highlights.................................... 220
    Consolidated Notes to Financial Statements........................... 221
    Report of Independent Registered Public Accounting Firm.............. 233
    Results of the Shareholder Meeting................................... 234
 Dimensional Investment Group Inc.
    Performance Charts................................................... 235
    Management's Discussion and Analysis................................. 237
    Disclosure of Fund Expenses.......................................... 240
    Disclosure of Portfolio Holdings..................................... 242
    Schedule of Investments/Summary Schedule of Portfolio Holdings
        DFA International Value Portfolio................................ 243
        U.S. Large Company Portfolio..................................... 244
    Statements of Assets and Liabilities................................. 247
    Statements of Operations............................................. 248
    Statements of Changes in Net Assets.................................. 249
    Financial Highlights................................................. 250
    Notes to Financial Statements........................................ 252
    Report of Independent Registered Public Accounting Firm.............. 262
    Results of the Shareholder Meeting................................... 263
 The DFA Investment Trust Company
    Performance Charts................................................... 266
    Management's Discussion and Analysis................................. 271
    Disclosure of Fund Expenses.......................................... 276
    Disclosure of Portfolio Holdings..................................... 278
    Summary Schedules of Portfolio Holdings
        The U.S. Large Cap Value Series.................................. 280
        The DFA International Value Series............................... 283
        The Japanese Small Company Series................................ 287
        The Asia Pacific Small Company Series............................ 290
        The United Kingdom Small Company Series.......................... 292
        The Continental Small Company Series............................. 295
        The Canadian Small Company Series................................ 299
        The Emerging Markets Series...................................... 302
        The Emerging Markets Small Cap Series............................ 306
    Statements of Assets and Liabilities................................. 310
    Statements of Operations............................................. 312
    Statements of Changes in Net Assets.................................. 314
    Financial Highlights................................................. 317
    Notes to Financial Statements........................................ 322
    Report of Independent Registered Public Accounting Firm.............. 333
    Results of the Shareholder Meeting................................... 334

TABLE OF CONTENTS
CONTINUED

                                                                    Page
                                                                    ----
        Dimensional Emerging Markets Value Fund
           Performance Charts...................................... 340
           Management's Discussion and Analysis.................... 341
           Disclosure of Fund Expenses............................. 342
           Disclosure of Portfolio Holdings........................ 343
           Summary Schedule of Portfolio Holdings.................. 344
           Statement of Assets and Liabilities..................... 348
           Statement of Operations................................. 349
           Statements of Changes in Net Assets..................... 350
           Financial Highlights.................................... 351
           Notes to Financial Statements........................... 352
           Report of Independent Registered Public Accounting Firm. 358
           Results of the Shareholder Meeting...................... 359
        Fund Management............................................ 360
        Voting Proxies on Fund Portfolio Securities................ 373
        Notice to Shareholders..................................... 374

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company
USD     United States Dollars

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issues of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
^       Denominated in USD, unless otherwise noted.
@       Security purchased with cash proceeds from Securities on Loan.
^^      Security pledged as collateral for the Open Futures Contracts.
++      Security pledged as collateral for Swap Agreements.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Fund(s).
(C)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(D)     Non-Annualized
(E)     Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
REIT    Real Estate Investment Trust
SEC     Securities and Exchange Commission
(a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
ENHANCED U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500(R) INDEX
October 31, 2005-October 31, 2015

                                    [CHART]


                   Enhanced U.S. Large Company
                            Portfolio                   S&P 500/R/ Index
                ---------------------------------      ------------------
10/1/2005                    $10,000                         $10,000
11/1/2005                     10,381                          10,378
12/1/2005                     10,381                          10,382
 1/1/2006                     10,660                          10,657
 2/1/2006                     10,660                          10,686
 3/1/2006                     10,794                          10,819
 4/1/2006                     10,923                          10,964
 5/1/2006                     10,600                          10,648
 6/1/2006                     10,611                          10,663
 7/1/2006                     10,675                          10,729
 8/1/2006                     10,923                          10,984
 9/1/2006                     11,203                          11,267
10/1/2006                     11,558                          11,634
11/1/2006                     11,784                          11,855
12/1/2006                     11,941                          12,022
 1/1/2007                     12,111                          12,204
 2/1/2007                     11,873                          11,965
 3/1/2007                     12,009                          12,099
 4/1/2007                     12,529                          12,635
 5/1/2007                     12,958                          13,076
 6/1/2007                     12,732                          12,858
 7/1/2007                     12,348                          12,460
 8/1/2007                     12,517                          12,646
 9/1/2007                     12,983                          13,119
10/1/2007                     13,191                          13,328
11/1/2007                     12,636                          12,771
12/1/2007                     12,546                          12,682
 1/1/2008                     11,760                          11,921
 2/1/2008                     11,379                          11,534
 3/1/2008                     11,328                          11,484
 4/1/2008                     11,861                          12,043
 5/1/2008                     12,026                          12,200
 6/1/2008                     11,005                          11,172
 7/1/2008                     10,915                          11,078
 8/1/2008                     11,082                          11,238
 9/1/2008                     10,061                          10,236
10/1/2008                      8,346                           8,517
11/1/2008                      7,778                           7,906
12/1/2008                      7,869                           7,990
 1/1/2009                      7,210                           7,317
 2/1/2009                      6,422                           6,538
 3/1/2009                      7,006                           7,110
 4/1/2009                      7,697                           7,791
 5/1/2009                      8,157                           8,227
 6/1/2009                      8,186                           8,243
 7/1/2009                      8,834                           8,866
 8/1/2009                      9,179                           9,186
 9/1/2009                      9,540                           9,529
10/1/2009                      9,366                           9,352
11/1/2009                      9,959                           9,913
12/1/2009                     10,130                          10,105
 1/1/2010                      9,782                           9,741
 2/1/2010                     10,101                          10,043
 3/1/2010                     10,696                          10,649
 4/1/2010                     10,870                          10,817
 5/1/2010                     10,014                           9,953
 6/1/2010                      9,499                           9,432
 7/1/2010                     10,169                          10,093
 8/1/2010                      9,718                           9,638
 9/1/2010                     10,587                          10,498
10/1/2010                     10,996                          10,897
11/1/2010                     10,981                          10,898
12/1/2010                     11,716                          11,627
 1/1/2011                     12,009                          11,902
 2/1/2011                     12,404                          12,310
 3/1/2011                     12,404                          12,315
 4/1/2011                     12,798                          12,680
 5/1/2011                     12,681                          12,536
 6/1/2011                     12,462                          12,327
 7/1/2011                     12,228                          12,077
 8/1/2011                     11,555                          11,421
 9/1/2011                     10,736                          10,618
10/1/2011                     11,921                          11,778
11/1/2011                     11,848                          11,752
12/1/2011                     11,980                          11,872
 1/1/2012                     12,542                          12,404
 2/1/2012                     13,089                          12,941
 3/1/2012                     13,533                          13,367
 4/1/2012                     13,459                          13,283
 5/1/2012                     12,645                          12,484
 6/1/2012                     13,176                          12,999
 7/1/2012                     13,399                          13,179
 8/1/2012                     13,710                          13,476
 9/1/2012                     14,062                          13,825
10/1/2012                     13,809                          13,569
11/1/2012                     13,899                          13,648
12/1/2012                     14,012                          13,772
 1/1/2013                     14,730                          14,486
 2/1/2013                     14,939                          14,682
 3/1/2013                     15,492                          15,233
 4/1/2013                     15,792                          15,526
 5/1/2013                     16,150                          15,890
 6/1/2013                     15,903                          15,676
 7/1/2013                     16,742                          16,474
 8/1/2013                     16,248                          15,997
 9/1/2013                     16,757                          16,498
10/1/2013                     17,537                          17,257
11/1/2013                     18,076                          17,783
12/1/2013                     18,511                          18,233
 1/1/2014                     17,896                          17,603
 2/1/2014                     18,706                          18,408
 3/1/2014                     18,851                          18,563
 4/1/2014                     19,001                          18,700
 5/1/2014                     19,467                          19,139
 6/1/2014                     19,841                          19,534
 7/1/2014                     19,555                          19,265
 8/1/2014                     20,353                          20,035
 9/1/2014                     20,052                          19,754
10/1/2014                     20,549                          20,237
11/1/2014                     21,136                          20,781
12/1/2014                     21,019                          20,729
 1/1/2015                     20,450                          20,107
 2/1/2015                     21,587                          21,262
 3/1/2015                     21,277                          20,926
 4/1/2015                     21,467                          21,127
 5/1/2015                     21,760                          21,398
 6/1/2015                     21,300                          20,984
 7/1/2015                     21,766                          21,424
 8/1/2015                     20,403                          20,131         Past performance is not predictive of
 9/1/2015                     19,920                          19,633         future performance.
10/1/2015                     21,628                          21,289         The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          Average Annual        One         Five          Ten                would pay on fund distributions or the
          Total Return          Year        Years        Years               redemption of fund shares.
          -----------------------------------------------------------        The S&P data are provided by Standard
                                5.25%       14.49%       8.02%               & Poor's Index Services Group.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. LARGE CAP EQUITY PORTFOLIO VS.
RUSSELL 1000(R) INDEX
June 25, 2013-October 31, 2015

                                [CHART]


                       U.S. Large Cap
                      Equity Portfolio        Russell 1000/R/ Index
                     -----------------        ---------------------

     6/1/2013             $10,000                    $10,000
     6/1/2013              10,020                     10,130
     7/1/2013              10,550                     10,672
     8/1/2013              10,270                     10,378
     9/1/2013              10,630                     10,740
    10/1/2013              11,101                     11,213
    11/1/2013              11,452                     11,527
    12/1/2013              11,757                     11,838
     1/1/2014              11,333                     11,460
     2/1/2014              11,878                     12,004
     3/1/2014              11,985                     12,080
     4/1/2014              12,046                     12,137
     5/1/2014              12,319                     12,416
     6/1/2014              12,623                     12,699
     7/1/2014              12,410                     12,493
     8/1/2014              12,928                     13,010
     9/1/2014              12,654                     12,781
    10/1/2014              12,899                     13,094
    11/1/2014              13,205                     13,437
    12/1/2014              13,175                     13,405
     1/1/2015              12,775                     13,037
     2/1/2015              13,555                     13,790
     3/1/2015              13,391                     13,619
     4/1/2015              13,463                     13,715
     5/1/2015              13,659                     13,895
     6/1/2015              13,399                     13,634
     7/1/2015              13,564                     13,897           Past performance is not predictive of
     8/1/2015              12,768                     13,061           future performance.
     9/1/2015              12,374                     12,703           The returns shown do not reflect the
    10/1/2015              13,350                     13,731           deduction of taxes that a shareholder
                                                                       would pay on fund distributions or the
            Average Annual         One           Since                 redemption of fund shares.
            Total Return           Year        Inception               Russell data copyright (C) Russell
            ---------------------------------------------------        Investment Group 1995-2015, all rights
                                   3.49%        13.08%                 reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
U.S. LARGE CAP VALUE PORTFOLIO VS.
RUSSELL 1000(R) VALUE INDEX
October 31, 2005-October 31, 2015

                                    [CHART]


                U.S. Large Cap Value Portfolio    Russell 1000/R/ Value Index
               -------------------------------    ---------------------------
 10/31/2005                $10,000                          $10,000
 11/30/2005                 10,398                           10,327
 12/31/2005                 10,411                           10,389
  1/31/2006                 10,904                           10,792
  2/28/2006                 10,866                           10,858
  3/31/2006                 11,057                           11,005
  4/30/2006                 11,369                           11,285
  5/31/2006                 11,158                           11,000
  6/30/2006                 11,255                           11,070
  7/31/2006                 11,091                           11,339
  8/31/2006                 11,269                           11,529
  9/30/2006                 11,581                           11,759
 10/31/2006                 12,039                           12,144
 11/30/2006                 12,266                           12,421
 12/31/2006                 12,513                           12,700
  1/31/2007                 12,875                           12,862
  2/28/2007                 12,681                           12,662
  3/31/2007                 12,764                           12,857
  4/30/2007                 13,306                           13,332
  5/31/2007                 13,852                           13,813
  6/30/2007                 13,627                           13,491
  7/31/2007                 12,780                           12,867
  8/31/2007                 12,536                           13,011
  9/30/2007                 12,860                           13,458
 10/31/2007                 12,930                           13,459
 11/30/2007                 12,206                           12,801
 12/31/2007                 12,167                           12,678
  1/31/2008                 11,700                           12,170
  2/29/2008                 11,338                           11,660
  3/31/2008                 11,232                           11,573
  4/30/2008                 11,937                           12,137
  5/31/2008                 12,221                           12,117
  6/30/2008                 10,882                           10,957
  7/31/2008                 10,760                           10,918
  8/31/2008                 10,971                           11,104
  9/30/2008                  9,985                           10,288
 10/31/2008                  7,735                            8,507
 11/30/2008                  6,976                            7,897
 12/31/2008                  7,203                            8,006
  1/31/2009                  6,349                            7,086
  2/28/2009                  5,457                            6,139
  3/31/2009                  5,994                            6,664
  4/30/2009                  6,964                            7,378
  5/31/2009                  7,498                            7,834
  6/30/2009                  7,407                            7,777
  7/31/2009                  8,105                            8,413
  8/31/2009                  8,656                            8,853
  9/30/2009                  9,033                            9,195
 10/31/2009                  8,645                            8,914
 11/30/2009                  9,131                            9,416
 12/31/2009                  9,377                            9,583
  1/31/2010                  9,157                            9,313
  2/28/2010                  9,553                            9,607
  3/31/2010                 10,298                           10,233
  4/30/2010                 10,623                           10,498
  5/31/2010                  9,714                            9,635
  6/30/2010                  8,980                            9,092
  7/31/2010                  9,682                            9,708
  8/31/2010                  9,090                            9,292
  9/30/2010                  9,981                           10,013
 10/31/2010                 10,349                           10,314
 11/30/2010                 10,271                           10,259
 12/31/2010                 11,269                           11,069
  1/31/2011                 11,633                           11,319
  2/28/2011                 12,260                           11,737
  3/31/2011                 12,316                           11,783
  4/30/2011                 12,625                           12,097
  5/31/2011                 12,445                           11,969
  6/30/2011                 12,219                           11,724
  7/31/2011                 11,661                           11,335
  8/31/2011                 10,675                           10,628
  9/30/2011                  9,596                            9,824
 10/31/2011                 10,921                           10,949
 11/30/2011                 10,830                           10,893
 12/31/2011                 10,916                           11,112
  1/31/2012                 11,457                           11,532
  2/29/2012                 12,119                           11,992
  3/31/2012                 12,341                           12,348
  4/30/2012                 12,083                           12,222
  5/31/2012                 11,225                           11,505
  6/30/2012                 11,828                           12,076
  7/31/2012                 11,943                           12,201
  8/31/2012                 12,414                           12,466
  9/30/2012                 12,867                           12,862
 10/31/2012                 12,902                           12,799
 11/30/2012                 12,931                           12,793
 12/31/2012                 13,323                           13,058
  1/31/2013                 14,248                           13,906
  2/28/2013                 14,428                           14,106
  3/31/2013                 15,121                           14,665
  4/30/2013                 15,273                           14,886
  5/31/2013                 15,903                           15,269
  6/30/2013                 15,720                           15,134
  7/31/2013                 16,663                           15,951
  8/31/2013                 16,165                           15,346
  9/30/2013                 16,643                           15,730
 10/31/2013                 17,484                           16,419
 11/30/2013                 18,214                           16,877
 12/31/2013                 18,695                           17,305
  1/31/2014                 17,956                           16,690
  2/28/2014                 18,559                           17,412
  3/31/2014                 18,994                           17,828
  4/30/2014                 19,118                           17,997
  5/31/2014                 19,533                           18,261
  6/30/2014                 20,066                           18,738
  7/31/2014                 19,917                           18,418
  8/31/2014                 20,548                           19,095
  9/30/2014                 20,036                           18,701
 10/31/2014                 20,192                           19,122
 11/30/2014                 20,425                           19,513
 12/31/2014                 20,576                           19,633
  1/31/2015                 19,553                           18,848
  2/28/2015                 20,933                           19,760
  3/31/2015                 20,532                           19,491
  4/30/2015                 20,951                           19,673
  5/31/2015                 21,176                           19,910
  6/30/2015                 20,833                           19,512              Past performance is not predictive of
  7/31/2015                 20,779                           19,598              future performance.
  8/31/2015                 19,515                           18,430              The returns shown do not reflect the
  9/30/2015                 18,884                           17,874              deduction of taxes that a shareholder
 10/31/2015                 20,425                           19,223              would pay on fund distributions or the
           Average Annual         One          Five           Ten                redemption of fund shares.
           Total Return           Year         Years         Years               Russell data copyright (C) Russell
           --------------------------------------------------------------        Investment Group 1995-2015, all rights
                                  1.16%        14.57%        7.40%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- CLASS R1 VS.
RUSSELL 2000(R) VALUE INDEX
January 31, 2008-October 31, 2015

                                    [CHART]


                    U.S. Targeted
              Value Portfolio - Class R1        Russell 2000/R/ Value Index
              --------------------------        ---------------------------
 1/31/2008             $10,000                            $10,000
 2/29/2008               9,750                              9,603
 3/31/2008               9,821                              9,747
 4/30/2008              10,152                             10,056
 5/31/2008              10,613                             10,400
 6/30/2008               9,538                              9,402
 7/31/2008               9,790                              9,884
 8/31/2008              10,233                             10,353
 9/30/2008               9,575                              9,868
10/31/2008               7,504                              7,897
11/30/2008               6,525                              6,982
12/31/2008               6,946                              7,412
 1/31/2009               5,999                              6,353
 2/28/2009               5,204                              5,471
 3/31/2009               5,777                              5,956
 4/30/2009               6,902                              6,901
 5/31/2009               7,137                              7,051
 6/30/2009               7,107                              7,028
 7/31/2009               7,959                              7,841
 8/31/2009               8,379                              8,212
 9/30/2009               8,844                              8,624
10/31/2009               8,207                              8,051
11/30/2009               8,484                              8,308
12/31/2009               9,150                              8,937
 1/31/2010               8,943                              8,675
 2/28/2010               9,449                              9,077
 3/31/2010              10,229                              9,832
 4/30/2010              10,973                             10,520
 5/31/2010               9,981                              9,631
 6/30/2010               9,031                              8,790
 7/31/2010               9,735                              9,418
 8/31/2010               8,948                              8,710
 9/30/2010              10,044                              9,645
10/31/2010              10,417                             10,019
11/30/2010              10,840                             10,273
12/31/2010              11,805                             11,127
 1/31/2011              11,883                             11,133
 2/28/2011              12,550                             11,698
 3/31/2011              12,792                             11,861
 4/30/2011              12,998                             12,053
 5/31/2011              12,678                             11,837
 6/30/2011              12,397                             11,546
 7/31/2011              11,964                             11,165
 8/31/2011              10,763                             10,178
 9/30/2011               9,425                              9,067
10/31/2011              10,905                             10,373
11/30/2011              10,941                             10,353
12/31/2011              11,049                             10,515
 1/31/2012              11,719                             11,214
 2/29/2012              12,144                             11,380
 3/31/2012              12,369                             11,733
 4/30/2012              12,168                             11,564
 5/31/2012              11,260                             10,857
 6/30/2012              11,715                             11,380
 7/31/2012              11,657                             11,264
 8/31/2012              12,192                             11,612
 9/30/2012              12,577                             12,025
10/31/2012              12,505                             11,874
11/30/2012              12,715                             11,911
12/31/2012              13,155                             12,413
 1/31/2013              14,059                             13,152
 2/28/2013              14,291                             13,303
 3/31/2013              14,987                             13,856
 4/30/2013              14,840                             13,843
 5/31/2013              15,567                             14,257
 6/30/2013              15,460                             14,199
 7/31/2013              16,545                             15,111
 8/31/2013              15,941                             14,443
 9/30/2013              16,826                             15,277
10/31/2013              17,555                             15,773
11/30/2013              18,331                             16,389
12/31/2013              18,804                             16,698
 1/31/2014              17,913                             16,052
 2/28/2014              18,845                             16,787
 3/31/2014              19,217                             16,994
 4/30/2014              18,862                             16,557
 5/31/2014              19,044                             16,662
 6/30/2014              19,852                             17,399
 7/31/2014              18,859                             16,347
 8/31/2014              19,819                             17,058
 9/30/2014              18,629                             15,907
10/31/2014              19,217                             17,018
11/30/2014              19,110                             16,939
12/31/2014              19,348                             17,402
 1/31/2015              18,502                             16,678
 2/28/2015              19,828                             17,452
 3/31/2015              20,100                             17,747
 4/30/2015              19,891                             17,367
 5/31/2015              20,179                             17,511
 6/30/2015              20,105                             17,534              Past performance is not predictive of
 7/31/2015              19,580                             17,051              future performance.
 8/31/2015              18,783                             16,213              The returns shown do not reflect the
 9/30/2015              17,863                             15,652              deduction of taxes that a shareholder
10/31/2015              18,962                             16,528              would pay on fund distributions or the
          Average Annual         One         Five          Since               redemption of fund shares.
          Total Return           Year        Years       Inception             Russell data copyright (C) Russell
          --------------------------------------------------------------       Investment Group 1995-2015, all rights
                                -1.33%       12.73%        8.61%               reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- CLASS R2 VS.
RUSSELL 2000(R) VALUE INDEX
June 30, 2008-October 31, 2015

                                    [CHART]


                      U.S. Targeted Value
                      Portfolio - Class R2         Russell 2000/R/ Value Index
                    ------------------------       ---------------------------
 6/1/2008                   $10,000                          $10,000
 7/1/2008                    10,260                           10,513
 8/1/2008                    10,720                           11,012
 9/1/2008                    10,038                           10,496
10/1/2008                     7,860                            8,399
11/1/2008                     6,836                            7,427
12/1/2008                     7,274                            7,883
 1/1/2009                     6,272                            6,757
 2/1/2009                     5,443                            5,819
 3/1/2009                     6,038                            6,335
 4/1/2009                     7,216                            7,341
 5/1/2009                     7,459                            7,499
 6/1/2009                     7,436                            7,476
 7/1/2009                     8,321                            8,340
 8/1/2009                     8,768                            8,735
 9/1/2009                     9,248                            9,173
10/1/2009                     8,585                            8,564
11/1/2009                     8,871                            8,836
12/1/2009                     9,568                            9,506
 1/1/2010                     9,343                            9,227
 2/1/2010                     9,865                            9,655
 3/1/2010                    10,685                           10,458
 4/1/2010                    11,453                           11,190
 5/1/2010                    10,419                           10,244
 6/1/2010                     9,434                            9,350
 7/1/2010                    10,161                           10,017
 8/1/2010                     9,341                            9,264
 9/1/2010                    10,484                           10,259
10/1/2010                    10,874                           10,656
11/1/2010                    11,306                           10,927
12/1/2010                    12,308                           11,835
 1/1/2011                    12,396                           11,841
 2/1/2011                    13,085                           12,443
 3/1/2011                    13,336                           12,615
 4/1/2011                    13,544                           12,820
 5/1/2011                    13,211                           12,591
 6/1/2011                    12,926                           12,281
 7/1/2011                    12,466                           11,875
 8/1/2011                    11,214                           10,826
 9/1/2011                     9,820                            9,644
10/1/2011                    11,364                           11,034
11/1/2011                    11,401                           11,011
12/1/2011                    11,510                           11,184
 1/1/2012                    12,209                           11,927
 2/1/2012                    12,644                           12,105
 3/1/2012                    12,877                           12,480
 4/1/2012                    12,667                           12,299
 5/1/2012                    11,721                           11,548
 6/1/2012                    12,189                           12,105
 7/1/2012                    12,129                           11,981
 8/1/2012                    12,686                           12,351
 9/1/2012                    13,082                           12,791
10/1/2012                    13,007                           12,630
11/1/2012                    13,225                           12,669
12/1/2012                    13,677                           13,203
 1/1/2013                    14,611                           13,989
 2/1/2013                    14,861                           14,149
 3/1/2013                    15,577                           14,738
 4/1/2013                    15,424                           14,724
 5/1/2013                    16,181                           15,164
 6/1/2013                    16,064                           15,102
 7/1/2013                    17,185                           16,073
 8/1/2013                    16,548                           15,362
 9/1/2013                    17,472                           16,249
10/1/2013                    18,223                           16,777
11/1/2013                    19,022                           17,432
12/1/2013                    19,515                           17,760
 1/1/2014                    18,587                           17,073
 2/1/2014                    19,549                           17,855
 3/1/2014                    19,932                           18,076
 4/1/2014                    19,563                           17,611
 5/1/2014                    19,752                           17,723
 6/1/2014                    20,586                           18,507
 7/1/2014                    19,553                           17,387
 8/1/2014                    20,551                           18,143
 9/1/2014                    19,315                           16,919
10/1/2014                    19,918                           18,101
11/1/2014                    19,798                           18,017
12/1/2014                    20,051                           18,509
 1/1/2015                    19,171                           17,739
 2/1/2015                    20,540                           18,563
 3/1/2015                    20,817                           18,876
 4/1/2015                    20,600                           18,473
 5/1/2015                    20,890                           18,626
 6/1/2015                    20,816                           18,650
 7/1/2015                    20,271                           18,136              Past performance is not predictive of
 8/1/2015                    19,443                           17,245              future performance.
 9/1/2015                    18,490                           16,648              The returns shown do not reflect the
10/1/2015                    19,621                           17,580              deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
          Average Annual         One         Five           Since                 redemption of fund shares.
          Total Return           Year        Years        Inception               Russell data copyright (C) Russell
          ----------------------------------------------------------------        Investment Group 1995-2015, all rights
                                -1.49%       12.53%         9.62%                 reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
RUSSELL 2000(R) VALUE INDEX
October 31, 2005-October 31, 2015

                                    [CHART]


                      U.S. Targeted Value
                Portfolio - Institutional Class     Russell 2000/R/ Value Index
               ---------------------------------    ---------------------------
10/1/2005                   $10,000                           $10,000
11/1/2005                    10,465                            10,406
12/1/2005                    10,509                            10,326
 1/1/2006                    11,353                            11,180
 2/1/2006                    11,233                            11,179
 3/1/2006                    11,698                            11,720
 4/1/2006                    11,851                            11,752
 5/1/2006                    11,439                            11,265
 6/1/2006                    11,504                            11,403
 7/1/2006                    11,150                            11,245
 8/1/2006                    11,404                            11,581
 9/1/2006                    11,520                            11,694
10/1/2006                    12,089                            12,290
11/1/2006                    12,503                            12,640
12/1/2006                    12,579                            12,750
 1/1/2007                    12,842                            12,941
 2/1/2007                    12,776                            12,782
 3/1/2007                    12,874                            12,937
 4/1/2007                    13,137                            13,071
 5/1/2007                    13,706                            13,550
 6/1/2007                    13,525                            13,234
 7/1/2007                    12,545                            12,108
 8/1/2007                    12,508                            12,350
 9/1/2007                    12,546                            12,406
10/1/2007                    12,575                            12,541
11/1/2007                    11,679                            11,602
12/1/2007                    11,549                            11,504
 1/1/2008                    10,997                            11,032
 2/1/2008                    10,717                            10,593
 3/1/2008                    10,808                            10,753
 4/1/2008                    11,165                            11,093
 5/1/2008                    11,680                            11,472
 6/1/2008                    10,499                            10,372
 7/1/2008                    10,772                            10,903
 8/1/2008                    11,258                            11,421
 9/1/2008                    10,546                            10,886
10/1/2008                     8,260                             8,711
11/1/2008                     7,185                             7,702
12/1/2008                     7,648                             8,176
 1/1/2009                     6,597                             7,008
 2/1/2009                     5,730                             6,035
 3/1/2009                     6,355                             6,571
 4/1/2009                     7,594                             7,613
 5/1/2009                     7,855                             7,778
 6/1/2009                     7,828                             7,753
 7/1/2009                     8,761                             8,650
 8/1/2009                     9,232                             9,059
 9/1/2009                     9,745                             9,514
10/1/2009                     9,042                             8,882
11/1/2009                     9,343                             9,165
12/1/2009                    10,085                             9,859
 1/1/2010                     9,853                             9,570
 2/1/2010                    10,403                            10,013
 3/1/2010                    11,269                            10,846
 4/1/2010                    12,083                            11,605
 5/1/2010                    10,998                            10,625
 6/1/2010                     9,953                             9,697
 7/1/2010                    10,729                            10,389
 8/1/2010                     9,859                             9,608
 9/1/2010                    11,072                            10,640
10/1/2010                    11,484                            11,052
11/1/2010                    11,943                            11,333
12/1/2010                    13,011                            12,274
 1/1/2011                    13,097                            12,281
 2/1/2011                    13,841                            12,905
 3/1/2011                    14,107                            13,084
 4/1/2011                    14,326                            13,297
 5/1/2011                    13,974                            13,058
 6/1/2011                    13,673                            12,737
 7/1/2011                    13,195                            12,316
 8/1/2011                    11,871                            11,228
 9/1/2011                    10,397                            10,002
10/1/2011                    12,031                            11,443
11/1/2011                    12,070                            11,421
12/1/2011                    12,193                            11,599
 1/1/2012                    12,932                            12,370
 2/1/2012                    13,401                            12,554
 3/1/2012                    13,653                            12,944
 4/1/2012                    13,430                            12,756
 5/1/2012                    12,428                            11,977
 6/1/2012                    12,934                            12,554
 7/1/2012                    12,870                            12,426
 8/1/2012                    13,461                            12,809
 9/1/2012                    13,889                            13,266
10/1/2012                    13,809                            13,099
11/1/2012                    14,041                            13,139
12/1/2012                    14,532                            13,693
 1/1/2013                    15,523                            14,509
 2/1/2013                    15,788                            14,675
 3/1/2013                    16,557                            15,286
 4/1/2013                    16,395                            15,271
 5/1/2013                    17,206                            15,727
 6/1/2013                    17,083                            15,663
 7/1/2013                    18,282                            16,670
 8/1/2013                    17,606                            15,933
 9/1/2013                    18,590                            16,853
10/1/2013                    19,388                            17,400
11/1/2013                    20,254                            18,079
12/1/2013                    20,785                            18,420
 1/1/2014                    19,799                            17,708
 2/1/2014                    20,821                            18,518
 3/1/2014                    21,236                            18,747
 4/1/2014                    20,852                            18,265
 5/1/2014                    21,053                            18,381
 6/1/2014                    21,943                            19,194
 7/1/2014                    20,854                            18,033
 8/1/2014                    21,916                            18,817
 9/1/2014                    20,604                            17,548
10/1/2014                    21,246                            18,774
11/1/2014                    21,136                            18,686
12/1/2014                    21,396                            19,197
 1/1/2015                    20,469                            18,398
 2/1/2015                    21,937                            19,252
 3/1/2015                    22,233                            19,577
 4/1/2015                    22,011                            19,159
 5/1/2015                    22,330                            19,318
 6/1/2015                    22,244                            19,343
 7/1/2015                    21,672                            18,809              Past performance is not predictive of
 8/1/2015                    20,788                            17,886              future performance.
 9/1/2015                    19,775                            17,267              The returns shown do not reflect the
10/1/2015                    20,992                            18,233              deduction of taxes that a shareholder
                                                                                   would pay on fund distributions or the
           Average Annual          One          Five           Ten                 redemption of fund shares.
           Total Return            Year         Years         Years                Russell data copyright (C) Russell
           ----------------------------------------------------------------        Investment Group 1995-2015, all rights
                                  -1.20%        12.82%        7.70%                reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
U.S. SMALL CAP VALUE PORTFOLIO VS.
RUSSELL 2000(R) VALUE INDEX
October 31, 2005-October 31, 2015

                                     [CHART]


              U.S. Small Cap Value Portfolio      Russell 2000/R/ Value Index
             --------------------------------    -----------------------------
10/1/2005               $10,000                          $10,000
11/1/2005                10,421                           10,406
12/1/2005                10,456                           10,326
 1/1/2006                11,378                           11,180
 2/1/2006                11,339                           11,179
 3/1/2006                12,030                           11,720
 4/1/2006                12,148                           11,752
 5/1/2006                11,615                           11,265
 6/1/2006                11,621                           11,403
 7/1/2006                11,186                           11,245
 8/1/2006                11,403                           11,581
 9/1/2006                11,539                           11,694
10/1/2006                12,166                           12,290
11/1/2006                12,535                           12,640
12/1/2006                12,709                           12,750
 1/1/2007                12,988                           12,941
 2/1/2007                12,958                           12,782
 3/1/2007                13,099                           12,937
 4/1/2007                13,336                           13,071
 5/1/2007                13,822                           13,550
 6/1/2007                13,609                           13,234
 7/1/2007                12,568                           12,108
 8/1/2007                12,473                           12,350
 9/1/2007                12,439                           12,406
10/1/2007                12,578                           12,541
11/1/2007                11,481                           11,602
12/1/2007                11,343                           11,504
 1/1/2008                10,896                           11,032
 2/1/2008                10,587                           10,593
 3/1/2008                10,676                           10,753
 4/1/2008                10,853                           11,093
 5/1/2008                11,302                           11,472
 6/1/2008                10,160                           10,372
 7/1/2008                10,370                           10,903
 8/1/2008                10,801                           11,421
 9/1/2008                10,056                           10,886
10/1/2008                 7,830                            8,711
11/1/2008                 6,813                            7,702
12/1/2008                 7,170                            8,176
 1/1/2009                 6,147                            7,008
 2/1/2009                 5,366                            6,035
 3/1/2009                 5,924                            6,571
 4/1/2009                 7,088                            7,613
 5/1/2009                 7,316                            7,778
 6/1/2009                 7,342                            7,753
 7/1/2009                 8,329                            8,650
 8/1/2009                 8,757                            9,059
 9/1/2009                 9,311                            9,514
10/1/2009                 8,611                            8,882
11/1/2009                 8,878                            9,165
12/1/2009                 9,581                            9,859
 1/1/2010                 9,279                            9,570
 2/1/2010                 9,850                           10,013
 3/1/2010                10,723                           10,846
 4/1/2010                11,592                           11,605
 5/1/2010                10,444                           10,625
 6/1/2010                 9,385                            9,697
 7/1/2010                10,200                           10,389
 8/1/2010                 9,346                            9,608
 9/1/2010                10,554                           10,640
10/1/2010                10,994                           11,052
11/1/2010                11,488                           11,333
12/1/2010                12,542                           12,274
 1/1/2011                12,581                           12,281
 2/1/2011                13,371                           12,905
 3/1/2011                13,646                           13,084
 4/1/2011                13,818                           13,297
 5/1/2011                13,386                           13,058
 6/1/2011                13,144                           12,737
 7/1/2011                12,766                           12,316
 8/1/2011                11,415                           11,228
 9/1/2011                 9,980                           10,002
10/1/2011                11,559                           11,443
11/1/2011                11,480                           11,421
12/1/2011                11,596                           11,599
 1/1/2012                12,457                           12,370
 2/1/2012                12,853                           12,554
 3/1/2012                13,148                           12,944
 4/1/2012                12,938                           12,756
 5/1/2012                12,016                           11,977
 6/1/2012                12,543                           12,554
 7/1/2012                12,513                           12,426
 8/1/2012                13,040                           12,809
 9/1/2012                13,472                           13,266
10/1/2012                13,362                           13,099
11/1/2012                13,608                           13,139
12/1/2012                14,115                           13,693
 1/1/2013                15,041                           14,509
 2/1/2013                15,305                           14,675
 3/1/2013                16,056                           15,286
 4/1/2013                15,878                           15,271
 5/1/2013                16,734                           15,727
 6/1/2013                16,617                           15,663
 7/1/2013                17,836                           16,670
 8/1/2013                17,092                           15,933
 9/1/2013                17,988                           16,853
10/1/2013                18,620                           17,400
11/1/2013                19,565                           18,079
12/1/2013                20,097                           18,420
 1/1/2014                19,064                           17,708
 2/1/2014                20,103                           18,518
 3/1/2014                20,341                           18,747
 4/1/2014                19,950                           18,265
 5/1/2014                20,114                           18,381
 6/1/2014                21,007                           19,194
 7/1/2014                19,796                           18,033
 8/1/2014                20,950                           18,817
 9/1/2014                19,488                           17,548
10/1/2014                20,387                           18,774
11/1/2014                20,330                           18,686
12/1/2014                20,797                           19,197
 1/1/2015                19,768                           18,398
 2/1/2015                20,933                           19,252
 3/1/2015                21,305                           19,577
 4/1/2015                21,020                           19,159
 5/1/2015                21,305                           19,318
 6/1/2015                21,316                           19,343
 7/1/2015                20,534                           18,809                  Past performance is not predictive of
 8/1/2015                19,705                           17,886                  future performance.
 9/1/2015                18,817                           17,267                  The returns shown do not reflect the
10/1/2015                19,811                           18,233                  deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
           Average Annual          One          Five           Ten                redemption of fund shares.
           Total Return            Year         Years         Years               Russell data copyright (C) Russell
           ---------------------------------------------------------------        Investment Group 1995-2015, all rights
                                  -2.83%        12.50%        7.08%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. CORE EQUITY 1 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
October 31, 2005-October 31, 2015

                                     [CHART]


              U.S. Core Equity 1 Portfolio     Russell 3000/R/ Index
             ------------------------------   -----------------------
10/1/2005                $10,000                    $10,000
11/1/2005                 10,407                     10,389
12/1/2005                 10,411                     10,398
 1/1/2006                 10,831                     10,746
 2/1/2006                 10,851                     10,765
 3/1/2006                 11,092                     10,951
 4/1/2006                 11,226                     11,070
 5/1/2006                 10,836                     10,715
 6/1/2006                 10,839                     10,734
 7/1/2006                 10,726                     10,724
 8/1/2006                 10,983                     10,987
 9/1/2006                 11,211                     11,233
10/1/2006                 11,623                     11,637
11/1/2006                 11,900                     11,890
12/1/2006                 12,045                     12,032
 1/1/2007                 12,274                     12,261
 2/1/2007                 12,139                     12,060
 3/1/2007                 12,260                     12,186
 4/1/2007                 12,718                     12,673
 5/1/2007                 13,208                     13,134
 6/1/2007                 12,994                     12,888
 7/1/2007                 12,450                     12,449
 8/1/2007                 12,576                     12,628
 9/1/2007                 12,936                     13,088
10/1/2007                 13,136                     13,328
11/1/2007                 12,457                     12,728
12/1/2007                 12,381                     12,651
 1/1/2008                 11,675                     11,884
 2/1/2008                 11,327                     11,515
 3/1/2008                 11,246                     11,447
 4/1/2008                 11,807                     12,019
 5/1/2008                 12,113                     12,266
 6/1/2008                 11,076                     11,253
 7/1/2008                 11,076                     11,164
 8/1/2008                 11,320                     11,337
 9/1/2008                 10,271                     10,271
10/1/2008                  8,364                      8,449
11/1/2008                  7,657                      7,782
12/1/2008                  7,859                      7,931
 1/1/2009                  7,149                      7,266
 2/1/2009                  6,384                      6,505
 3/1/2009                  6,971                      7,074
 4/1/2009                  7,815                      7,819
 5/1/2009                  8,183                      8,236
 6/1/2009                  8,220                      8,264
 7/1/2009                  8,916                      8,907
 8/1/2009                  9,242                      9,226
 9/1/2009                  9,680                      9,612
10/1/2009                  9,338                      9,365
11/1/2009                  9,808                      9,897
12/1/2009                 10,204                     10,179
 1/1/2010                  9,875                      9,812
 2/1/2010                 10,259                     10,145
 3/1/2010                 10,941                     10,784
 4/1/2010                 11,282                     11,017
 5/1/2010                 10,391                     10,147
 6/1/2010                  9,721                      9,563
 7/1/2010                 10,417                     10,227
 8/1/2010                  9,854                      9,746
 9/1/2010                 10,859                     10,666
10/1/2010                 11,280                     11,083
11/1/2010                 11,424                     11,147
12/1/2010                 12,256                     11,902
 1/1/2011                 12,501                     12,162
 2/1/2011                 13,002                     12,605
 3/1/2011                 13,140                     12,662
 4/1/2011                 13,497                     13,039
 5/1/2011                 13,307                     12,890
 6/1/2011                 13,061                     12,659
 7/1/2011                 12,691                     12,369
 8/1/2011                 11,806                     11,627
 9/1/2011                 10,773                     10,724
10/1/2011                 12,123                     11,959
11/1/2011                 12,100                     11,926
12/1/2011                 12,178                     12,024
 1/1/2012                 12,834                     12,631
 2/1/2012                 13,389                     13,166
 3/1/2012                 13,744                     13,572
 4/1/2012                 13,608                     13,483
 5/1/2012                 12,712                     12,649
 6/1/2012                 13,182                     13,145
 7/1/2012                 13,273                     13,275
 8/1/2012                 13,660                     13,606
 9/1/2012                 14,049                     13,963
10/1/2012                 13,855                     13,723
11/1/2012                 14,004                     13,829
12/1/2012                 14,238                     13,998
 1/1/2013                 15,102                     14,766
 2/1/2013                 15,287                     14,962
 3/1/2013                 15,913                     15,548
 4/1/2013                 16,086                     15,803
 5/1/2013                 16,618                     16,176
 6/1/2013                 16,450                     15,966
 7/1/2013                 17,402                     16,841
 8/1/2013                 16,915                     16,371
 9/1/2013                 17,611                     16,979
10/1/2013                 18,333                     17,701
11/1/2013                 18,927                     18,214
12/1/2013                 19,449                     18,695
 1/1/2014                 18,778                     18,104
 2/1/2014                 19,684                     18,963
 3/1/2014                 19,842                     19,064
 4/1/2014                 19,795                     19,087
 5/1/2014                 20,184                     19,503
 6/1/2014                 20,767                     19,993
 7/1/2014                 20,235                     19,598
 8/1/2014                 21,099                     20,420
 9/1/2014                 20,521                     19,995
10/1/2014                 21,032                     20,545
11/1/2014                 21,471                     21,043
12/1/2014                 21,495                     21,043
 1/1/2015                 20,823                     20,457
 2/1/2015                 22,119                     21,641
 3/1/2015                 21,975                     21,421
 4/1/2015                 22,035                     21,518
 5/1/2015                 22,324                     21,816
 6/1/2015                 21,999                     21,451
 7/1/2015                 22,144                     21,810              Past performance is not predictive of
 8/1/2015                 20,900                     20,493              future performance.
 9/1/2015                 20,213                     19,896              The returns shown do not reflect the
10/1/2015                 21,718                     21,467              deduction of taxes that a shareholder
                                                                         would pay on fund distributions or the
          Average Annual        One        Five         Ten              redemption of fund shares.
          Total Return          Year       Years       Years             Russell data copyright (C) Russell
          --------------------------------------------------------       Investment Group 1995-2015, all rights
                                3.26%      14.00%      8.06%             reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
U.S. CORE EQUITY 2 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
October 31, 2005-October 31, 2015

                                     [CHART]


               U.S. Core Equity 2 Portfolio       Russell 3000/R/ Index
              -------------------------------   -------------------------
10/1/2005               $10,000                         $10,000
11/1/2005                10,417                          10,389
12/1/2005                10,424                          10,398
 1/1/2006                10,925                          10,746
 2/1/2006                10,945                          10,765
 3/1/2006                11,206                          10,951
 4/1/2006                11,370                          11,070
 5/1/2006                10,961                          10,715
 6/1/2006                10,952                          10,734
 7/1/2006                10,829                          10,724
 8/1/2006                11,075                          10,987
 9/1/2006                11,302                          11,233
10/1/2006                11,734                          11,637
11/1/2006                12,031                          11,890
12/1/2006                12,196                          12,032
 1/1/2007                12,424                          12,261
 2/1/2007                12,299                          12,060
 3/1/2007                12,429                          12,186
 4/1/2007                12,855                          12,673
 5/1/2007                13,375                          13,134
 6/1/2007                13,160                          12,888
 7/1/2007                12,545                          12,449
 8/1/2007                12,659                          12,628
 9/1/2007                12,977                          13,088
10/1/2007                13,113                          13,328
11/1/2007                12,365                          12,728
12/1/2007                12,257                          12,651
 1/1/2008                11,626                          11,884
 2/1/2008                11,258                          11,515
 3/1/2008                11,144                          11,447
 4/1/2008                11,704                          12,019
 5/1/2008                12,031                          12,266
 6/1/2008                10,943                          11,253
 7/1/2008                10,975                          11,164
 8/1/2008                11,219                          11,337
 9/1/2008                10,206                          10,271
10/1/2008                 8,264                           8,449
11/1/2008                 7,516                           7,782
12/1/2008                 7,739                           7,931
 1/1/2009                 6,933                           7,266
 2/1/2009                 6,127                           6,505
 3/1/2009                 6,729                           7,074
 4/1/2009                 7,669                           7,819
 5/1/2009                 8,036                           8,236
 6/1/2009                 8,026                           8,264
 7/1/2009                 8,752                           8,907
 8/1/2009                 9,110                           9,226
 9/1/2009                 9,564                           9,612
10/1/2009                 9,146                           9,365
11/1/2009                 9,560                           9,897
12/1/2009                 9,995                          10,179
 1/1/2010                 9,689                           9,812
 2/1/2010                10,093                          10,145
 3/1/2010                10,815                          10,784
 4/1/2010                11,209                          11,017
 5/1/2010                10,321                          10,147
 6/1/2010                 9,595                           9,563
 7/1/2010                10,299                          10,227
 8/1/2010                 9,683                           9,746
 9/1/2010                10,706                          10,666
10/1/2010                11,104                          11,083
11/1/2010                11,280                          11,147
12/1/2010                12,175                          11,902
 1/1/2011                12,408                          12,162
 2/1/2011                12,963                          12,605
 3/1/2011                13,120                          12,662
 4/1/2011                13,420                          13,039
 5/1/2011                13,209                          12,890
 6/1/2011                12,949                          12,659
 7/1/2011                12,514                          12,369
 8/1/2011                11,566                          11,627
 9/1/2011                10,468                          10,724
10/1/2011                11,879                          11,959
11/1/2011                11,834                          11,926
12/1/2011                11,920                          12,024
 1/1/2012                12,585                          12,631
 2/1/2012                13,125                          13,166
 3/1/2012                13,442                          13,572
 4/1/2012                13,306                          13,483
 5/1/2012                12,393                          12,649
 6/1/2012                12,882                          13,145
 7/1/2012                12,950                          13,275
 8/1/2012                13,358                          13,606
 9/1/2012                13,764                          13,963
10/1/2012                13,639                          13,723
11/1/2012                13,764                          13,829
12/1/2012                14,075                          13,998
 1/1/2013                14,965                          14,766
 2/1/2013                15,150                          14,962
 3/1/2013                15,786                          15,548
 4/1/2013                15,902                          15,803
 5/1/2013                16,504                          16,176
 6/1/2013                16,346                          15,966
 7/1/2013                17,335                          16,841
 8/1/2013                16,800                          16,371
 9/1/2013                17,518                          16,979
10/1/2013                18,229                          17,701
11/1/2013                18,848                          18,214
12/1/2013                19,390                          18,695
 1/1/2014                18,667                          18,104
 2/1/2014                19,544                          18,963
 3/1/2014                19,771                          19,064
 4/1/2014                19,676                          19,087
 5/1/2014                20,020                          19,503
 6/1/2014                20,654                          19,993
 7/1/2014                20,082                          19,598
 8/1/2014                20,916                          20,420
 9/1/2014                20,251                          19,995
10/1/2014                20,742                          20,545
11/1/2014                21,113                          21,043
12/1/2014                21,197                          21,043
 1/1/2015                20,433                          20,457
 2/1/2015                21,754                          21,641
 3/1/2015                21,650                          21,421
 4/1/2015                21,699                          21,518
 5/1/2015                21,978                          21,816
 6/1/2015                21,685                          21,451              Past performance is not predictive of
 7/1/2015                21,648                          21,810              future performance.
 8/1/2015                20,441                          20,493              The returns shown do not reflect the
 9/1/2015                19,707                          19,896              deduction of taxes that a shareholder
10/1/2015                21,140                          21,467              would pay on fund distributions or the
          Average Annual        One         Five          Ten                redemption of fund shares.
          Total Return          Year        Years        Years               Russell data copyright (C) Russell
          -----------------------------------------------------------        Investment Group 1995-2015, all rights
                                1.92%       13.74%       7.77%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. VECTOR EQUITY PORTFOLIO VS.
RUSSELL 3000(R) INDEX
December 30, 2005-October 31, 2015

                                     [CHART]


               U.S. Vector Equity Portfolio       Russell 3000/R/ Index
              -------------------------------   -------------------------
12/1/2005                 $10,000                         $10,000
12/1/2005                  10,000                          10,000
 1/1/2006                  10,810                          10,334
 2/1/2006                  10,800                          10,352
 3/1/2006                  11,196                          10,531
 4/1/2006                  11,316                          10,646
 5/1/2006                  10,865                          10,305
 6/1/2006                  10,845                          10,323
 7/1/2006                  10,624                          10,313
 8/1/2006                  10,865                          10,566
 9/1/2006                  11,050                          10,802
10/1/2006                  11,533                          11,191
11/1/2006                  11,865                          11,435
12/1/2006                  12,001                          11,572
 1/1/2007                  12,237                          11,792
 2/1/2007                  12,155                          11,598
 3/1/2007                  12,268                          11,719
 4/1/2007                  12,628                          12,187
 5/1/2007                  13,152                          12,631
 6/1/2007                  12,951                          12,395
 7/1/2007                  12,220                          11,972
 8/1/2007                  12,281                          12,144
 9/1/2007                  12,496                          12,587
10/1/2007                  12,579                          12,818
11/1/2007                  11,762                          12,241
12/1/2007                  11,632                          12,166
 1/1/2008                  11,081                          11,429
 2/1/2008                  10,707                          11,074
 3/1/2008                  10,663                          11,008
 4/1/2008                  11,142                          11,559
 5/1/2008                  11,517                          11,796
 6/1/2008                  10,417                          10,822
 7/1/2008                  10,500                          10,736
 8/1/2008                  10,803                          10,903
 9/1/2008                   9,892                           9,878
10/1/2008                   7,847                           8,126
11/1/2008                   6,987                           7,484
12/1/2008                   7,307                           7,627
 1/1/2009                   6,417                           6,987
 2/1/2009                   5,612                           6,255
 3/1/2009                   6,178                           6,803
 4/1/2009                   7,178                           7,519
 5/1/2009                   7,486                           7,921
 6/1/2009                   7,490                           7,947
 7/1/2009                   8,258                           8,566
 8/1/2009                   8,642                           8,872
 9/1/2009                   9,093                           9,244
10/1/2009                   8,590                           9,006
11/1/2009                   8,911                           9,518
12/1/2009                   9,442                           9,789
 1/1/2010                   9,173                           9,436
 2/1/2010                   9,625                           9,756
 3/1/2010                  10,347                          10,371
 4/1/2010                  10,874                          10,595
 5/1/2010                  10,003                           9,758
 6/1/2010                   9,227                           9,197
 7/1/2010                   9,906                           9,835
 8/1/2010                   9,227                           9,372
 9/1/2010                  10,243                          10,257
10/1/2010                  10,621                          10,658
11/1/2010                  10,881                          10,720
12/1/2010                  11,813                          11,446
 1/1/2011                  11,976                          11,696
 2/1/2011                  12,585                          12,122
 3/1/2011                  12,794                          12,177
 4/1/2011                  13,055                          12,539
 5/1/2011                  12,805                          12,396
 6/1/2011                  12,530                          12,174
 7/1/2011                  12,072                          11,895
 8/1/2011                  11,014                          11,181
 9/1/2011                   9,822                          10,314
10/1/2011                  11,244                          11,501
11/1/2011                  11,189                          11,470
12/1/2011                  11,274                          11,564
 1/1/2012                  11,967                          12,147
 2/1/2012                  12,462                          12,661
 3/1/2012                  12,762                          13,052
 4/1/2012                  12,575                          12,966
 5/1/2012                  11,661                          12,165
 6/1/2012                  12,122                          12,641
 7/1/2012                  12,099                          12,766
 8/1/2012                  12,542                          13,085
 9/1/2012                  12,947                          13,429
10/1/2012                  12,880                          13,197
11/1/2012                  13,035                          13,299
12/1/2012                  13,413                          13,462
 1/1/2013                  14,342                          14,201
 2/1/2013                  14,499                          14,389
 3/1/2013                  15,148                          14,953
 4/1/2013                  15,136                          15,198
 5/1/2013                  15,798                          15,556
 6/1/2013                  15,667                          15,354
 7/1/2013                  16,679                          16,196
 8/1/2013                  16,139                          15,744
 9/1/2013                  16,932                          16,329
10/1/2013                  17,620                          17,023
11/1/2013                  18,296                          17,517
12/1/2013                  18,806                          17,979
 1/1/2014                  18,037                          17,411
 2/1/2014                  18,875                          18,237
 3/1/2014                  19,126                          18,334
 4/1/2014                  18,908                          18,356
 5/1/2014                  19,184                          18,756
 6/1/2014                  19,912                          19,227
 7/1/2014                  19,186                          18,847
 8/1/2014                  20,039                          19,638
 9/1/2014                  19,174                          19,229
10/1/2014                  19,718                          19,758
11/1/2014                  19,845                          20,237
12/1/2014                  20,031                          20,236
 1/1/2015                  19,154                          19,673
 2/1/2015                  20,452                          20,812
 3/1/2015                  20,494                          20,601
 4/1/2015                  20,445                          20,694
 5/1/2015                  20,686                          20,980
 6/1/2015                  20,563                          20,629
 7/1/2015                  20,297                          20,974            Past performance is not predictive of
 8/1/2015                  19,269                          19,708            future performance.
 9/1/2015                  18,469                          19,134            The returns shown do not reflect the
10/1/2015                  19,683                          20,645            deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
          Average Annual        One        Five          Since               redemption of fund shares.
          Total Return          Year       Years       Inception             Russell data copyright (C) Russell
          ------------------------------------------------------------       Investment Group 1995-2015, all rights
                               -0.18%      13.13%        7.13%               reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
U.S. SMALL CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
October 31, 2005-October 31, 2015

                                     [CHART]


                  U.S. Small Cap Portfolio          Russell 2000/R/ Index
                -----------------------------      -----------------------
10/1/2005                $10,000                        $10,000
11/1/2005                 10,485                         10,485
12/1/2005                 10,459                         10,438
 1/1/2006                 11,409                         11,373
 2/1/2006                 11,388                         11,342
 3/1/2006                 11,910                         11,892
 4/1/2006                 11,937                         11,891
 5/1/2006                 11,287                         11,223
 6/1/2006                 11,220                         11,295
 7/1/2006                 10,790                         10,927
 8/1/2006                 11,091                         11,251
 9/1/2006                 11,183                         11,345
10/1/2006                 11,813                         11,998
11/1/2006                 12,110                         12,313
12/1/2006                 12,196                         12,355
 1/1/2007                 12,379                         12,561
 2/1/2007                 12,316                         12,462
 3/1/2007                 12,445                         12,595
 4/1/2007                 12,673                         12,821
 5/1/2007                 13,153                         13,346
 6/1/2007                 13,009                         13,151
 7/1/2007                 12,225                         12,252
 8/1/2007                 12,397                         12,529
 9/1/2007                 12,553                         12,744
10/1/2007                 12,800                         13,110
11/1/2007                 11,847                         12,169
12/1/2007                 11,823                         12,161
 1/1/2008                 11,005                         11,332
 2/1/2008                 10,651                         10,912
 3/1/2008                 10,689                         10,958
 4/1/2008                 11,026                         11,416
 5/1/2008                 11,552                         11,941
 6/1/2008                 10,518                         11,021
 7/1/2008                 10,849                         11,429
 8/1/2008                 11,242                         11,842
 9/1/2008                 10,343                         10,899
10/1/2008                  8,214                          8,632
11/1/2008                  7,211                          7,611
12/1/2008                  7,566                          8,052
 1/1/2009                  6,728                          7,157
 2/1/2009                  5,916                          6,287
 3/1/2009                  6,525                          6,848
 4/1/2009                  7,737                          7,907
 5/1/2009                  8,010                          8,145
 6/1/2009                  8,218                          8,265
 7/1/2009                  9,072                          9,061
 8/1/2009                  9,396                          9,321
 9/1/2009                  9,981                          9,858
10/1/2009                  9,289                          9,189
11/1/2009                  9,526                          9,477
12/1/2009                 10,315                         10,240
 1/1/2010                 10,002                          9,863
 2/1/2010                 10,490                         10,308
 3/1/2010                 11,350                         11,146
 4/1/2010                 12,120                         11,777
 5/1/2010                 11,174                         10,884
 6/1/2010                 10,281                         10,040
 7/1/2010                 11,021                         10,730
 8/1/2010                 10,181                          9,936
 9/1/2010                 11,510                         11,174
10/1/2010                 11,981                         11,631
11/1/2010                 12,484                         12,035
12/1/2010                 13,482                         12,990
 1/1/2011                 13,495                         12,957
 2/1/2011                 14,252                         13,667
 3/1/2011                 14,660                         14,021
 4/1/2011                 15,007                         14,392
 5/1/2011                 14,704                         14,122
 6/1/2011                 14,469                         13,796
 7/1/2011                 13,963                         13,298
 8/1/2011                 12,711                         12,141
 9/1/2011                 11,299                         10,780
10/1/2011                 13,030                         12,411
11/1/2011                 12,986                         12,366
12/1/2011                 13,057                         12,448
 1/1/2012                 13,936                         13,327
 2/1/2012                 14,336                         13,646
 3/1/2012                 14,711                         13,996
 4/1/2012                 14,507                         13,780
 5/1/2012                 13,565                         12,868
 6/1/2012                 14,138                         13,510
 7/1/2012                 14,023                         13,323
 8/1/2012                 14,515                         13,767
 9/1/2012                 14,989                         14,219
10/1/2012                 14,803                         13,911
11/1/2012                 14,976                         13,985
12/1/2012                 15,459                         14,483
 1/1/2013                 16,427                         15,389
 2/1/2013                 16,591                         15,559
 3/1/2013                 17,392                         16,278
 4/1/2013                 17,249                         16,218
 5/1/2013                 18,136                         16,866
 6/1/2013                 18,116                         16,780
 7/1/2013                 19,421                         17,954
 8/1/2013                 18,765                         17,384
 9/1/2013                 19,929                         18,493
10/1/2013                 20,580                         18,958
11/1/2013                 21,546                         19,718
12/1/2013                 21,984                         20,106
 1/1/2014                 21,083                         19,549
 2/1/2014                 22,048                         20,470
 3/1/2014                 22,166                         20,331
 4/1/2014                 21,513                         19,542
 5/1/2014                 21,634                         19,699
 6/1/2014                 22,662                         20,747
 7/1/2014                 21,303                         19,491
 8/1/2014                 22,313                         20,457
 9/1/2014                 21,110                         19,220
10/1/2014                 22,364                         20,487
11/1/2014                 22,442                         20,505
12/1/2014                 22,960                         21,090
 1/1/2015                 22,009                         20,411
 2/1/2015                 23,461                         21,623
 3/1/2015                 23,876                         22,000
 4/1/2015                 23,322                         21,439
 5/1/2015                 23,729                         21,928
 6/1/2015                 23,968                         22,092
 7/1/2015                 23,664                         21,836               Past performance is not predictive of
 8/1/2015                 22,480                         20,463               future performance.
 9/1/2015                 21,619                         19,459               The returns shown do not reflect the
10/1/2015                 22,888                         20,556               deduction of taxes that a shareholder
                                                                              would pay on fund distributions or the
           Average Annual        One         Five          Ten                redemption of fund shares.
           Total Return          Year        Years        Years               Russell data copyright (C) Russell
           -----------------------------------------------------------        Investment Group 1995-2015, all rights
                                 2.34%       13.82%       8.63%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. MICRO CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
October 31, 2005-October 31, 2015

                                             [CHART]


                    U.S. Micro Cap Portfolio         Russell 2000/R/ Index
                   --------------------------        ---------------------
10/1/2005                   $10,000                         $10,000
11/1/2005                    10,453                          10,485
12/1/2005                    10,472                          10,438
 1/1/2006                    11,429                          11,373
 2/1/2006                    11,458                          11,342
 3/1/2006                    11,979                          11,892
 4/1/2006                    11,929                          11,891
 5/1/2006                    11,227                          11,223
 6/1/2006                    11,127                          11,295
 7/1/2006                    10,744                          10,927
 8/1/2006                    11,042                          11,251
 9/1/2006                    11,104                          11,345
10/1/2006                    11,708                          11,998
11/1/2006                    11,971                          12,313
12/1/2006                    12,164                          12,355
 1/1/2007                    12,304                          12,561
 2/1/2007                    12,242                          12,462
 3/1/2007                    12,367                          12,595
 4/1/2007                    12,553                          12,821
 5/1/2007                    12,948                          13,346
 6/1/2007                    12,905                          13,151
 7/1/2007                    12,066                          12,252
 8/1/2007                    12,206                          12,529
 9/1/2007                    12,386                          12,744
10/1/2007                    12,596                          13,110
11/1/2007                    11,536                          12,169
12/1/2007                    11,530                          12,161
 1/1/2008                    10,648                          11,332
 2/1/2008                    10,314                          10,912
 3/1/2008                    10,346                          10,958
 4/1/2008                    10,560                          11,416
 5/1/2008                    10,980                          11,941
 6/1/2008                     9,986                          11,021
 7/1/2008                    10,433                          11,429
 8/1/2008                    10,786                          11,842
 9/1/2008                     9,991                          10,899
10/1/2008                     7,922                           8,632
11/1/2008                     6,905                           7,611
12/1/2008                     7,296                           8,052
 1/1/2009                     6,427                           7,157
 2/1/2009                     5,584                           6,287
 3/1/2009                     6,119                           6,848
 4/1/2009                     7,182                           7,907
 5/1/2009                     7,429                           8,145
 6/1/2009                     7,634                           8,265
 7/1/2009                     8,383                           9,061
 8/1/2009                     8,612                           9,321
 9/1/2009                     9,108                           9,858
10/1/2009                     8,446                           9,189
11/1/2009                     8,596                           9,477
12/1/2009                     9,343                          10,240
 1/1/2010                     9,069                           9,863
 2/1/2010                     9,467                          10,308
 3/1/2010                    10,232                          11,146
 4/1/2010                    10,976                          11,777
 5/1/2010                    10,161                          10,884
 6/1/2010                     9,426                          10,040
 7/1/2010                    10,099                          10,730
 8/1/2010                     9,293                           9,936
 9/1/2010                    10,423                          11,174
10/1/2010                    10,876                          11,631
11/1/2010                    11,337                          12,035
12/1/2010                    12,266                          12,990
 1/1/2011                    12,132                          12,957
 2/1/2011                    12,845                          13,667
 3/1/2011                    13,262                          14,021
 4/1/2011                    13,485                          14,392
 5/1/2011                    13,227                          14,122
 6/1/2011                    12,941                          13,796
 7/1/2011                    12,593                          13,298
 8/1/2011                    11,469                          12,141
 9/1/2011                    10,255                          10,780
10/1/2011                    11,838                          12,411
11/1/2011                    11,766                          12,366
12/1/2011                    11,867                          12,448
 1/1/2012                    12,693                          13,327
 2/1/2012                    12,935                          13,646
 3/1/2012                    13,321                          13,996
 4/1/2012                    13,133                          13,780
 5/1/2012                    12,217                          12,868
 6/1/2012                    12,843                          13,510
 7/1/2012                    12,726                          13,323
 8/1/2012                    13,122                          13,767
 9/1/2012                    13,672                          14,219
10/1/2012                    13,393                          13,911
11/1/2012                    13,519                          13,985
12/1/2012                    14,032                          14,483
 1/1/2013                    14,830                          15,389
 2/1/2013                    14,993                          15,559
 3/1/2013                    15,724                          16,278
 4/1/2013                    15,599                          16,218
 5/1/2013                    16,406                          16,866
 6/1/2013                    16,481                          16,780
 7/1/2013                    17,703                          17,954
 8/1/2013                    17,087                          17,384
 9/1/2013                    18,292                          18,493
10/1/2013                    18,929                          18,958
11/1/2013                    19,979                          19,718
12/1/2013                    20,356                          20,106
 1/1/2014                    19,455                          19,549
 2/1/2014                    20,275                          20,470
 3/1/2014                    20,472                          20,331
 4/1/2014                    19,773                          19,542
 5/1/2014                    19,794                          19,699
 6/1/2014                    20,653                          20,747
 7/1/2014                    19,445                          19,491
 8/1/2014                    20,328                          20,457
 9/1/2014                    19,170                          19,220
10/1/2014                    20,420                          20,487
11/1/2014                    20,268                          20,505
12/1/2014                    20,951                          21,090
 1/1/2015                    19,923                          20,411
 2/1/2015                    21,124                          21,623
 3/1/2015                    21,606                          22,000
 4/1/2015                    21,184                          21,439
 5/1/2015                    21,476                          21,928
 6/1/2015                    21,826                          22,092
 7/1/2015                    21,294                          21,836           Past performance is not predictive of
 8/1/2015                    20,350                          20,463           future performance.
 9/1/2015                    19,473                          19,459           The returns shown do not reflect the
10/1/2015                    20,646                          20,556           deduction of taxes that a shareholder
                                                                              would pay on fund distributions or the
           Average Annual        One         Five          Ten                redemption of fund shares.
           Total Return          Year        Years        Years               Russell data copyright (C) Russell
           -----------------------------------------------------------        Investment Group 1995-2015, all rights
                                 1.11%       13.68%       7.52%               reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA REAL ESTATE SECURITIES PORTFOLIO VS.
S&P 500(R) INDEX, DOW JONES U.S. SELECT REIT INDEX
October 31, 2005-October 31, 2015

                                     [CHART]


                DFA Real Estate                           Dow Jones U.S. Select
              Securities Portfolio     S&P 500/R/ Index        REIT Index
             ----------------------   ------------------  ---------------------
10/1/2005             $10,000              $10,000              $10,000
11/1/2005              10,450               10,378               10,464
12/1/2005              10,452               10,382               10,475
 1/1/2006              11,255               10,657               11,296
 2/1/2006              11,468               10,686               11,538
 3/1/2006              12,062               10,819               12,128
 4/1/2006              11,606               10,964               11,669
 5/1/2006              11,259               10,648               11,346
 6/1/2006              11,881               10,663               11,992
 7/1/2006              12,289               10,729               12,418
 8/1/2006              12,722               10,984               12,835
 9/1/2006              12,976               11,267               13,085
10/1/2006              13,790               11,634               13,910
11/1/2006              14,446               11,855               14,573
12/1/2006              14,138               12,022               14,243
 1/1/2007              15,362               12,204               15,512
 2/1/2007              15,004               11,965               15,164
 3/1/2007              14,632               12,099               14,776
 4/1/2007              14,618               12,635               14,770
 5/1/2007              14,618               13,076               14,780
 6/1/2007              13,247               12,858               13,392
 7/1/2007              12,204               12,460               12,341
 8/1/2007              12,943               12,646               13,071
 9/1/2007              13,449               13,119               13,582
10/1/2007              13,601               13,328               13,738
11/1/2007              12,213               12,771               12,402
12/1/2007              11,498               12,682               11,743
 1/1/2008              11,503               11,921               11,687
 2/1/2008              11,066               11,534               11,246
 3/1/2008              11,762               11,484               11,994
 4/1/2008              12,455               12,043               12,733
 5/1/2008              12,480               12,200               12,762
 6/1/2008              11,110               11,172               11,348
 7/1/2008              11,432               11,078               11,675
 8/1/2008              11,714               11,238               11,940
 9/1/2008              11,690               10,236               11,890
10/1/2008               8,004                8,517                8,040
11/1/2008               6,152                7,906                6,066
12/1/2008               7,202                7,990                7,140
 1/1/2009               5,924                7,317                5,849
 2/1/2009               4,681                6,538                4,571
 3/1/2009               4,847                7,110                4,718
 4/1/2009               6,365                7,791                6,266
 5/1/2009               6,530                8,227                6,426
 6/1/2009               6,328                8,243                6,202
 7/1/2009               6,992                8,866                6,848
 8/1/2009               7,937                9,186                7,850
 9/1/2009               8,469                9,529                8,400
10/1/2009               8,083                9,352                8,019
11/1/2009               8,638                9,913                8,571
12/1/2009               9,231               10,105                 9,17
 1/1/2010               8,749                9,741                8,647
 2/1/2010               9,231               10,043                 9,13
 3/1/2010              10,169               10,649               10,071
 4/1/2010              10,885               10,817               10,783
 5/1/2010              10,304                9,953               10,202
 6/1/2010               9,770                9,432                9,655
 7/1/2010              10,734               10,093               10,610
 8/1/2010              10,599                9,638               10,468
 9/1/2010              11,058               10,498               10,932
10/1/2010              11,576               10,897               11,437
11/1/2010              11,347               10,898               11,215
12/1/2010              11,877               11,627               11,746
 1/1/2011              12,296               11,902               12,163
 2/1/2011              12,852               12,310               12,719
 3/1/2011              12,660               12,315               12,532
 4/1/2011              13,392               12,680               13,275
 5/1/2011              13,574               12,536               13,482
 6/1/2011              13,128               12,327               13,030
 7/1/2011              13,343               12,077               13,267
 8/1/2011              12,625               11,421               12,540
 9/1/2011              11,238               10,618               11,136
10/1/2011              12,859               11,778               12,772
11/1/2011              12,372               11,752               12,269
12/1/2011              12,940               11,872               12,846
 1/1/2012              13,759               12,404               13,672
 2/1/2012              13,613               12,941               13,520
 3/1/2012              14,314               13,367               14,228
 4/1/2012              14,723               13,283               14,656
 5/1/2012              14,050               12,484               13,987
 6/1/2012              14,842               12,999               14,761
 7/1/2012              15,135               13,179               15,042
 8/1/2012              15,113               13,476               15,001
 9/1/2012              14,831               13,825               14,706
10/1/2012              14,717               13,569               14,571
11/1/2012              14,666               13,648               14,499
12/1/2012              15,203               13,772               15,046
 1/1/2013              15,740               14,486               15,556
 2/1/2013              15,913               14,682               15,686
 3/1/2013              16,351               15,233               16,104
 4/1/2013              17,456               15,526               17,212
 5/1/2013              16,415               15,890               16,181
 6/1/2013              16,108               15,676               15,896
 7/1/2013              16,248               16,474               16,019
 8/1/2013              15,104               15,997               14,920
 9/1/2013              15,575               16,498               15,396
10/1/2013              16,230               17,257               16,023
11/1/2013              15,365               17,783               15,144
12/1/2013              15,414               18,233               15,229
 1/1/2014              16,068               17,603               15,847
 2/1/2014              16,882               18,408               16,658
 3/1/2014              16,992               18,563               16,804
 4/1/2014              17,607               18,700               17,423
 5/1/2014              18,025               19,139               17,852
 6/1/2014              18,213               19,534               18,006
 7/1/2014              18,225               19,265               18,043
 8/1/2014              18,742               20,035               18,546
 9/1/2014              17,616               19,754               17,466
10/1/2014              19,443               20,237               19,339
11/1/2014              19,847               20,781               19,747
12/1/2014              20,210               20,729               20,102
 1/1/2015              21,603               20,107               21,446
 2/1/2015              20,803               21,262               20,678
 3/1/2015              21,171               20,926               21,049
 4/1/2015              19,926               21,127               19,829
 5/1/2015              19,877               21,398               19,822
 6/1/2015              19,006               20,984               18,945            Past performance is not predictive of
 7/1/2015              20,097               21,424               20,069            future performance.
 8/1/2015              18,875               20,131               18,893            The returns shown do not reflect the
 9/1/2015              19,473               19,633               19,530            deduction of taxes that a shareholder
10/1/2015              20,589               21,289               20,668            would pay on fund distributions or the
                                                                                   redemption of fund shares.
           Average Annual         One          Five           Ten                  The S&P data are provided by Standard
           Total Return           Year         Years         Years                 & Poor's Index Services Group.
           ---------------------------------------------------------------         Dow Jones data provided by S&P Dow
                                  5.89%        12.21%        7.49%                 Jones Indices LLC

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LARGE CAP INTERNATIONAL PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                     [CHART]


                  Large Cap International         MSCI World ex USA
                          Portfolio             Index (net dividends)
                 -------------------------      ---------------------
10/1/2005                  $10,000                     $10,000
11/1/2005                   10,155                      10,265
12/1/2005                   10,685                      10,741
 1/1/2006                   11,309                      11,420
 2/1/2006                   11,234                      11,382
 3/1/2006                   11,648                      11,743
 4/1/2006                   12,213                      12,304
 5/1/2006                   11,772                      11,837
 6/1/2006                   11,726                      11,822
 7/1/2006                   11,851                      11,932
 8/1/2006                   12,162                      12,271
 9/1/2006                   12,157                      12,262
10/1/2006                   12,624                      12,746
11/1/2006                   12,998                      13,126
12/1/2006                   13,341                      13,502
 1/1/2007                   13,512                      13,584
 2/1/2007                   13,551                      13,693
 3/1/2007                   13,926                      14,044
 4/1/2007                   14,418                      14,683
 5/1/2007                   14,865                      15,009
 6/1/2007                   14,837                      15,024
 7/1/2007                   14,557                      14,816
 8/1/2007                   14,457                      14,602
 9/1/2007                   15,250                      15,432
10/1/2007                   15,931                      16,102
11/1/2007                   15,362                      15,473
12/1/2007                   15,004                      15,182
 1/1/2008                   13,867                      13,813
 2/1/2008                   13,856                      14,063
 3/1/2008                   13,807                      13,863
 4/1/2008                   14,538                      14,633
 5/1/2008                   14,842                      14,855
 6/1/2008                   13,660                      13,700
 7/1/2008                   13,163                      13,212
 8/1/2008                   12,601                      12,702
 9/1/2008                   11,069                      10,868
10/1/2008                    8,735                       8,607
11/1/2008                    8,210                       8,140
12/1/2008                    8,786                       8,569
 1/1/2009                    7,799                       7,770
 2/1/2009                    7,014                       6,983
 3/1/2009                    7,554                       7,443
 4/1/2009                    8,413                       8,403
 5/1/2009                    9,588                       9,466
 6/1/2009                    9,455                       9,368
 7/1/2009                   10,363                      10,248
 8/1/2009                   10,769                      10,739
 9/1/2009                   11,228                      11,182
10/1/2009                   10,936                      11,002
11/1/2009                   11,343                      11,275
12/1/2009                   11,478                      11,454
 1/1/2010                   10,884                      10,917
 2/1/2010                   10,957                      10,906
 3/1/2010                   11,648                      11,608
 4/1/2010                   11,421                      11,435
 5/1/2010                   10,176                      10,173
 6/1/2010                   10,010                      10,026
 7/1/2010                   11,044                      10,953
 8/1/2010                   10,664                      10,626
 9/1/2010                   11,713                      11,645
10/1/2010                   12,138                      12,060
11/1/2010                   11,607                      11,549
12/1/2010                   12,539                      12,479
 1/1/2011                   12,823                      12,748
 2/1/2011                   13,326                      13,220
 3/1/2011                   13,021                      12,956
 4/1/2011                   13,766                      13,661
 5/1/2011                   13,375                      13,256
 6/1/2011                   13,185                      13,067
 7/1/2011                   12,916                      12,852
 8/1/2011                   11,833                      11,765
 9/1/2011                   10,530                      10,584
10/1/2011                   11,549                      11,613
11/1/2011                   11,259                      11,076
12/1/2011                   11,000                      10,956
 1/1/2012                   11,664                      11,547
 2/1/2012                   12,230                      12,182
 3/1/2012                   12,209                      12,092
 4/1/2012                   11,974                      11,887
 5/1/2012                   10,648                      10,531
 6/1/2012                   11,354                      11,221
 7/1/2012                   11,387                      11,361
 8/1/2012                   11,772                      11,685
 9/1/2012                   12,123                      12,040
10/1/2012                   12,229                      12,125
11/1/2012                   12,476                      12,380
12/1/2012                   12,952                      12,754
 1/1/2013                   13,477                      13,381
 2/1/2013                   13,296                      13,248
 3/1/2013                   13,477                      13,353
 4/1/2013                   14,057                      13,961
 5/1/2013                   13,686                      13,648
 6/1/2013                   13,284                      13,137
 7/1/2013                   14,017                      13,836
 8/1/2013                   13,811                      13,658
 9/1/2013                   14,787                      14,623
10/1/2013                   15,268                      15,113
11/1/2013                   15,350                      15,206
12/1/2013                   15,632                      15,435
 1/1/2014                   14,934                      14,812
 2/1/2014                   15,812                      15,620
 3/1/2014                   15,768                      15,550
 4/1/2014                   16,026                      15,796
 5/1/2014                   16,249                      16,040
 6/1/2014                   16,474                      16,268
 7/1/2014                   16,093                      15,978
 8/1/2014                   16,163                      15,991
 9/1/2014                   15,475                      15,334
10/1/2014                   15,340                      15,090
11/1/2014                   15,382                      15,276
12/1/2014                   14,814                      14,768
 1/1/2015                   14,814                      14,715
 2/1/2015                   15,715                      15,595
 3/1/2015                   15,439                      15,334
 4/1/2015                   16,134                      15,998
 5/1/2015                   16,077                      15,859
 6/1/2015                   15,624                      15,408
 7/1/2015                   15,747                      15,652
 8/1/2015                   14,636                      14,512           Past performance is not predictive of
 9/1/2015                   13,952                      13,780           future performance.
10/1/2015                   14,864                      14,816           The returns shown do not reflect the
                                                                         deduction of taxes that a shareholder
          Average Annual         One        Five        Ten              would pay on fund distributions or the
          Total Return           Year       Years      Years             redemption of fund shares.
          --------------------------------------------------------       MSCI data copyright MSCI 2015, all
                                -3.10%      4.14%      4.04%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
INTERNATIONAL CORE EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                     [CHART]


                International Core Equity              MSCI World ex USA
                        Portfolio                    Index (net dividends)
                -------------------------           ----------------------
10/1/2005               $10,000                            $10,000
11/1/2005                10,213                             10,265
12/1/2005                10,787                             10,741
 1/1/2006                11,490                             11,420
 2/1/2006                11,500                             11,382
 3/1/2006                11,949                             11,743
 4/1/2006                12,519                             12,304
 5/1/2006                12,010                             11,837
 6/1/2006                11,869                             11,822
 7/1/2006                11,930                             11,932
 8/1/2006                12,280                             12,271
 9/1/2006                12,346                             12,262
10/1/2006                12,831                             12,746
11/1/2006                13,283                             13,126
12/1/2006                13,694                             13,502
 1/1/2007                13,944                             13,584
 2/1/2007                14,017                             13,693
 3/1/2007                14,461                             14,044
 4/1/2007                15,002                             14,683
 5/1/2007                15,419                             15,009
 6/1/2007                15,326                             15,024
 7/1/2007                15,063                             14,816
 8/1/2007                14,778                             14,602
 9/1/2007                15,409                             15,432
10/1/2007                16,139                             16,102
11/1/2007                15,254                             15,473
12/1/2007                14,857                             15,182
 1/1/2008                13,737                             13,813
 2/1/2008                13,759                             14,063
 3/1/2008                13,822                             13,863
 4/1/2008                14,394                             14,633
 5/1/2008                14,631                             14,855
 6/1/2008                13,272                             13,700
 7/1/2008                12,745                             13,212
 8/1/2008                12,263                             12,702
 9/1/2008                10,698                             10,868
10/1/2008                 8,274                              8,607
11/1/2008                 7,775                              8,140
12/1/2008                 8,318                              8,569
 1/1/2009                 7,416                              7,770
 2/1/2009                 6,637                              6,983
 3/1/2009                 7,196                              7,443
 4/1/2009                 8,280                              8,403
 5/1/2009                 9,532                              9,466
 6/1/2009                 9,451                              9,368
 7/1/2009                 0,391                             10,248
 8/1/2009                10,968                             10,739
 9/1/2009                11,501                             11,182
10/1/2009                11,153                             11,002
11/1/2009                11,450                             11,275
12/1/2009                11,587                             11,454
 1/1/2010                11,095                             10,917
 2/1/2010                11,107                             10,906
 3/1/2010                11,936                             11,608
 4/1/2010                11,878                             11,435
 5/1/2010                10,482                             10,173
 6/1/2010                10,308                             10,026
 7/1/2010                11,398                             10,953
 8/1/2010                10,934                             10,626
 9/1/2010                12,103                             11,645
10/1/2010                12,545                             12,060
11/1/2010                12,044                             11,549
12/1/2010                13,198                             12,479
 1/1/2011                13,538                             12,748
 2/1/2011                13,995                             13,220
 3/1/2011                13,750                             12,956
 4/1/2011                14,490                             13,661
 5/1/2011                14,044                             13,256
 6/1/2011                13,795                             13,067
 7/1/2011                13,486                             12,852
 8/1/2011                12,294                             11,765
 9/1/2011                10,861                             10,584
10/1/2011                11,856                             11,613
11/1/2011                11,496                             11,076
12/1/2011                11,203                             10,956
 1/1/2012                12,026                             11,547
 2/1/2012                12,643                             12,182
 3/1/2012                12,642                             12,092
 4/1/2012                12,363                             11,887
 5/1/2012                10,885                             10,531
 6/1/2012                11,551                             11,221
 7/1/2012                11,539                             11,361
 8/1/2012                11,946                             11,685
 9/1/2012                12,370                             12,040
10/1/2012                12,507                             12,125
11/1/2012                12,717                             12,380
12/1/2012                13,303                             12,754
 1/1/2013                13,877                             13,381
 2/1/2013                13,727                             13,248
 3/1/2013                13,893                             13,353
 4/1/2013                14,430                             13,961
 5/1/2013                14,106                             13,648
 6/1/2013                13,675                             13,137
 7/1/2013                14,524                             13,836
 8/1/2013                14,372                             13,658
 9/1/2013                15,472                             14,623
10/1/2013                16,007                             15,113
11/1/2013                16,083                             15,206
12/1/2013                16,420                             15,435
 1/1/2014                15,869                             14,812
 2/1/2014                16,804                             15,620
 3/1/2014                16,769                             15,550
 4/1/2014                16,962                             15,796
 5/1/2014                17,143                             16,040
 6/1/2014                17,411                             16,268
 7/1/2014                16,941                             15,978
 8/1/2014                17,006                             15,991
 9/1/2014                16,154                             15,334
10/1/2014                15,919                             15,090
11/1/2014                15,879                             15,276
12/1/2014                15,437                             14,768
 1/1/2015                15,385                             14,715
 2/1/2015                16,374                             15,595
 3/1/2015                16,075                             15,334
 4/1/2015                16,867                             15,998
 5/1/2015                16,893                             15,859
 6/1/2015                16,492                             15,408
 7/1/2015                16,506                             15,652
 8/1/2015                15,488                             14,512            Past performance is not predictive of
 9/1/2015                14,816                             13,780            future performance.
10/1/2015                15,744                             14,816            The returns shown do not reflect the
                                                                              deduction of taxes that a shareholder
           Average Annual         One         Five         Ten                would pay on fund distributions or the
           Total Return           Year        Years       Years               redemption of fund shares.
           -----------------------------------------------------------        MSCI data copyright MSCI 2015, all
                                 -1.10%       4.65%       4.64%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL SMALL COMPANY PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                     [CHART]


                  International Small Company        MSCI World ex USA Small
                          Portfolio                 Cap Index (net dividends)
                  ---------------------------      --------------------------
10/1/2005                 $10,000                          $10,000
11/1/2005                  10,195                           10,333
12/1/2005                  10,873                           11,137
 1/1/2006                  11,625                           11,931
 2/1/2006                  11,552                           11,781
 3/1/2006                  12,084                           12,335
 4/1/2006                  12,656                           12,909
 5/1/2006                  12,017                           12,195
 6/1/2006                  11,786                           11,898
 7/1/2006                  11,659                           11,608
 8/1/2006                  11,968                           11,947
 9/1/2006                  12,056                           11,915
10/1/2006                  12,535                           12,388
11/1/2006                  13,101                           12,921
12/1/2006                  13,578                           13,303
 1/1/2007                  13,958                           13,575
 2/1/2007                  14,155                           13,813
 3/1/2007                  14,685                           14,271
 4/1/2007                  15,170                           14,821
 5/1/2007                  15,480                           15,040
 6/1/2007                  15,455                           15,007
 7/1/2007                  15,462                           14,915
 8/1/2007                  14,865                           14,128
 9/1/2007                  15,192                           14,448
10/1/2007                  16,013                           15,423
11/1/2007                  14,842                           14,155
12/1/2007                  14,347                           13,740
 1/1/2008                  13,256                           12,408
 2/1/2008                  13,591                           12,998
 3/1/2008                  13,609                           12,854
 4/1/2008                  13,900                           13,167
 5/1/2008                  14,267                           13,433
 6/1/2008                  13,210                           12,396
 7/1/2008                  12,575                           11,771
 8/1/2008                  12,079                           11,335
 9/1/2008                  10,248                            9,341
10/1/2008                   7,848                            7,035
11/1/2008                   7,442                            6,695
12/1/2008                   8,053                            7,141
 1/1/2009                   7,417                            6,726
 2/1/2009                   6,741                            6,112
 3/1/2009                   7,187                            6,504
 4/1/2009                   8,139                            7,507
 5/1/2009                   9,352                            8,618
 6/1/2009                   9,450                            8,721
 7/1/2009                  10,158                            9,422
 8/1/2009                  10,803                           10,149
 9/1/2009                  11,378                           10,719
10/1/2009                  11,170                           10,554
11/1/2009                  11,322                           10,636
12/1/2009                  11,432                           10,770
 1/1/2010                  11,255                           10,628
 2/1/2010                  11,239                           10,568
 3/1/2010                  12,042                           11,353
 4/1/2010                  12,227                           11,577
 5/1/2010                  10,780                           10,186
 6/1/2010                  10,755                           10,091
 7/1/2010                  11,737                           10,956
 8/1/2010                  11,388                           10,672
 9/1/2010                  12,641                           11,882
10/1/2010                  13,137                           12,372
11/1/2010                  12,771                           12,048
12/1/2010                  14,165                           13,410
 1/1/2011                  14,339                           13,480
 2/1/2011                  14,776                           13,864
 3/1/2011                  14,753                           13,851
 4/1/2011                  15,454                           14,538
 5/1/2011                  15,025                           14,135
 6/1/2011                  14,720                           13,829
 7/1/2011                  14,578                           13,754
 8/1/2011                  13,435                           12,667
 9/1/2011                  11,847                           11,213
10/1/2011                  12,753                           12,123
11/1/2011                  12,351                           11,514
12/1/2011                  11,991                           11,290
 1/1/2012                  13,014                           12,223
 2/1/2012                  13,672                           12,915
 3/1/2012                  13,725                           12,829
 4/1/2012                  13,560                           12,763
 5/1/2012                  11,982                           11,263
 6/1/2012                  12,451                           11,651
 7/1/2012                  12,416                           11,741
 8/1/2012                  12,846                           12,079
 9/1/2012                  13,382                           12,651
10/1/2012                  13,471                           12,713
11/1/2012                  13,585                           12,778
12/1/2012                  14,252                           13,263
 1/1/2013                  14,879                           13,902
 2/1/2013                  14,870                           13,951
 3/1/2013                  15,140                           14,223
 4/1/2013                  15,543                           14,636
 5/1/2013                  15,203                           14,292
 6/1/2013                  14,800                           13,727
 7/1/2013                  15,779                           14,585
 8/1/2013                  15,725                           14,560
 9/1/2013                  17,020                           15,782
10/1/2013                  17,600                           16,248
11/1/2013                  17,682                           16,269
12/1/2013                  18,164                           16,652
 1/1/2014                  17,842                           16,365
 2/1/2014                  18,958                           17,292
 3/1/2014                  18,930                           17,227
 4/1/2014                  18,939                           17,174
 5/1/2014                  19,062                           17,389
 6/1/2014                  19,415                           17,784
 7/1/2014                  18,797                           17,323
 8/1/2014                  18,920                           17,366
 9/1/2014                  17,770                           16,314
10/1/2014                  17,408                           15,900
11/1/2014                  17,236                           15,885
12/1/2014                  17,019                           15,762
 1/1/2015                  16,879                           15,623
 2/1/2015                  17,962                           16,622
 3/1/2015                  17,681                           16,398
 4/1/2015                  18,673                           17,232
 5/1/2015                  18,894                           17,336
 6/1/2015                  18,607                           17,080
 7/1/2015                  18,486                           17,054
 8/1/2015                  17,711                           16,295               Past performance is not predictive of
 9/1/2015                  17,122                           15,709               future performance.
10/1/2015                  17,981                           16,641               The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
           Average Annual         One          Five          Ten                 would pay on fund distributions or the
           Total Return           Year         Years        Years                redemption of fund shares.
           --------------------------------------------------------------        MSCI data copyright MSCI 2015, all
                                  3.30%        6.48%        6.04%                rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
JAPANESE SMALL COMPANY PORTFOLIO VS.
MSCI JAPAN SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                    [CHART]

                  Japanese Small Company          MSCI Japan Small Cap
                         Portfolio                Index (net dividends)
              -------------------------------     ---------------------

10/1/2005                $10,000                        $10,000
11/1/2005                 10,193                         10,427
12/1/2005                 11,350                         11,838
 1/1/2006                 11,829                         12,215
 2/1/2006                 11,116                         11,419
 3/1/2006                 11,606                         11,932
 4/1/2006                 11,829                         11,991
 5/1/2006                 10,990                         11,029
 6/1/2006                 10,569                         10,684
 7/1/2006                 10,064                          9,977
 8/1/2006                 10,225                         10,243
 9/1/2006                 10,043                         10,019
10/1/2006                  9,963                          9,954
11/1/2006                  9,894                          9,870
12/1/2006                  9,980                          9,928
 1/1/2007                 10,182                         10,121
 2/1/2007                 10,592                         10,520
 3/1/2007                 10,506                         10,423
 4/1/2007                 10,361                         10,245
 5/1/2007                 10,147                         10,001
 6/1/2007                 10,311                         10,066
 7/1/2007                 10,363                         10,064
 8/1/2007                  9,927                          9,451
 9/1/2007                  9,913                          9,393
10/1/2007                  9,977                          9,733
11/1/2007                  9,744                          9,324
12/1/2007                  9,128                          8,766
 1/1/2008                  8,876                          8,335
 2/1/2008                  8,800                          8,427
 3/1/2008                  8,973                          8,430
 4/1/2008                  9,038                          8,534
 5/1/2008                  9,366                          8,797
 6/1/2008                  8,921                          8,257
 7/1/2008                  8,673                          7,987
 8/1/2008                  8,193                          7,634
 9/1/2008                  7,655                          6,889
10/1/2008                  7,097                          6,161
11/1/2008                  7,281                          6,413
12/1/2008                  8,022                          6,912
 1/1/2009                  7,471                          6,550
 2/1/2009                  6,496                          5,689
 3/1/2009                  6,797                          5,890
 4/1/2009                  7,066                          6,191
 5/1/2009                  7,935                          6,949
 6/1/2009                  8,460                          7,391
 7/1/2009                  8,636                          7,576
 8/1/2009                  9,089                          8,000
 9/1/2009                  8,991                          7,969
10/1/2009                  8,665                          7,677
11/1/2009                  8,314                          7,403
12/1/2009                  8,279                          7,265
 1/1/2010                  8,389                          7,421
 2/1/2010                  8,548                          7,562
 3/1/2010                  8,982                          7,906
 4/1/2010                  9,244                          8,120
 5/1/2010                  8,470                          7,557
 6/1/2010                  8,600                          7,590
 7/1/2010                  8,748                          7,682
 8/1/2010                  8,508                          7,520
 9/1/2010                  8,884                          7,827
10/1/2010                  8,693                          7,763
11/1/2010                  8,908                          7,914
12/1/2010                  9,728                          8,713
 1/1/2011                  9,945                          8,816
 2/1/2011                 10,403                          9,171
 3/1/2011                  9,753                          8,605
 4/1/2011                  9,703                          8,613
 5/1/2011                  9,542                          8,485
 6/1/2011                 10,017                          8,801
 7/1/2011                 10,380                          9,167
 8/1/2011                 10,098                          8,792
 9/1/2011                 10,043                          8,800
10/1/2011                  9,525                          8,475
11/1/2011                  9,681                          8,246
12/1/2011                  9,630                          8,374
 1/1/2012                 10,235                          8,718
 2/1/2012                 10,247                          8,813
 3/1/2012                 10,537                          9,048
 4/1/2012                 10,317                          8,917
 5/1/2012                  9,453                          8,176
 6/1/2012                  9,954                          8,525
 7/1/2012                  9,617                          8,392
 8/1/2012                  9,617                          8,344
 9/1/2012                  9,754                          8,575
10/1/2012                  9,544                          8,389
11/1/2012                  9,678                          8,447
12/1/2012                 10,031                          8,710
 1/1/2013                 10,345                          9,036
 2/1/2013                 10,596                          9,342
 3/1/2013                 11,405                         10,097
 4/1/2013                 12,009                         10,761
 5/1/2013                 11,026                          9,908
 6/1/2013                 11,122                          9,881
 7/1/2013                 11,386                         10,042
 8/1/2013                 11,129                          9,906
 9/1/2013                 12,381                         11,035
10/1/2013                 12,413                         10,989
11/1/2013                 12,317                         10,917
12/1/2013                 12,404                         11,004
 1/1/2014                 12,272                         10,973
 2/1/2014                 12,219                         10,729
 3/1/2014                 12,279                         10,756
 4/1/2014                 12,093                         10,557
 5/1/2014                 12,404                         10,903
 6/1/2014                 13,277                         11,675
 7/1/2014                 13,191                         11,737
 8/1/2014                 13,317                         11,653
 9/1/2014                 12,900                         11,264
10/1/2014                 12,662                         10,963
11/1/2014                 12,186                         10,839
12/1/2014                 12,288                         10,952
 1/1/2015                 12,584                         11,320
 2/1/2015                 13,102                         11,728
 3/1/2015                 13,263                         11,954
 4/1/2015                 13,586                         12,178
 5/1/2015                 13,720                         12,322
 6/1/2015                 14,002                         12,502
 7/1/2015                 13,915                         12,453
 8/1/2015                 13,485                         12,027                Past performance is not predictive of
 9/1/2015                 13,075                         11,595                future performance.
10/1/2015                 13,754                         12,369                The returns shown do not reflect the
                                                                               deduction of taxes that a shareholder
           Average Annual         One          Five         Ten                would pay on fund distributions or the
           Total Return           Year         Years       Years               redemption of fund shares.
           ------------------------------------------------------------        MSCI data copyright MSCI 2015, all
                                  8.62%        9.61%       3.24%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASIA PACIFIC SMALL COMPANY PORTFOLIO VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                     [CHART]


                 Asia Pacific Small Company     MSCI Pacific ex Japan Small Cap
                          Portfolio                  Index (net dividends)
              -------------------------------  --------------------------------

10/1/2005                $10,000                          $10,000
11/1/2005                 10,248                           10,379
12/1/2005                 10,401                           10,583
 1/1/2006                 11,101                           11,189
 2/1/2006                 11,259                           11,301
 3/1/2006                 11,828                           11,779
 4/1/2006                 12,501                           12,539
 5/1/2006                 11,794                           11,899
 6/1/2006                 11,712                           11,754
 7/1/2006                 11,933                           11,875
 8/1/2006                 12,224                           12,262
 9/1/2006                 12,347                           12,465
10/1/2006                 13,356                           13,334
11/1/2006                 14,093                           14,144
12/1/2006                 14,490                           14,672
 1/1/2007                 14,866                           15,045
 2/1/2007                 15,256                           15,332
 3/1/2007                 16,051                           16,123
 4/1/2007                 17,171                           17,241
 5/1/2007                 18,632                           17,918
 6/1/2007                 19,392                           18,384
 7/1/2007                 19,693                           18,379
 8/1/2007                 18,213                           17,196
 9/1/2007                 20,345                           18,722
10/1/2007                 22,120                           20,002
11/1/2007                 20,654                           18,395
12/1/2007                 20,294                           18,142
 1/1/2008                 18,249                           15,711
 2/1/2008                 18,802                           16,644
 3/1/2008                 17,889                           15,594
 4/1/2008                 19,132                           16,637
 5/1/2008                 19,967                           16,817
 6/1/2008                 17,993                           14,935
 7/1/2008                 16,929                           14,249
 8/1/2008                 15,740                           13,091
 9/1/2008                 13,035                           10,536
10/1/2008                  8,695                            6,814
11/1/2008                  7,861                            6,071
12/1/2008                  8,718                            6,776
 1/1/2009                  7,640                            6,030
 2/1/2009                  7,219                            5,655
 3/1/2009                  8,338                            6,466
 4/1/2009                  9,580                            7,623
 5/1/2009                 12,055                            9,451
 6/1/2009                 12,142                            9,717
 7/1/2009                 13,891                           11,121
 8/1/2009                 14,526                           11,692
 9/1/2009                 15,653                           12,671
10/1/2009                 15,994                           12,975
11/1/2009                 16,740                           13,348
12/1/2009                 17,178                           13,882
 1/1/2010                 16,243                           12,994
 2/1/2010                 16,525                           13,157
 3/1/2010                 17,884                           14,241
 4/1/2010                 18,120                           14,639
 5/1/2010                 15,609                           12,429
 6/1/2010                 15,413                           12,358
 7/1/2010                 17,119                           13,615
 8/1/2010                 17,096                           13,585
 9/1/2010                 19,689                           15,625
10/1/2010                 20,530                           16,318
11/1/2010                 20,249                           16,100
12/1/2010                 22,230                           17,725
 1/1/2011                 21,749                           17,210
 2/1/2011                 21,882                           17,304
 3/1/2011                 22,341                           17,835
 4/1/2011                 23,279                           18,557
 5/1/2011                 22,590                           18,132
 6/1/2011                 21,822                           17,487
 7/1/2011                 22,175                           17,745
 8/1/2011                 20,622                           16,511
 9/1/2011                 16,773                           13,509
10/1/2011                 19,382                           15,722
11/1/2011                 18,860                           14,650
12/1/2011                 17,756                           14,180
 1/1/2012                 19,587                           15,653
 2/1/2012                 21,067                           16,870
 3/1/2012                 20,752                           16,342
 4/1/2012                 20,664                           16,430
 5/1/2012                 18,083                           14,297
 6/1/2012                 18,458                           14,497
 7/1/2012                 18,725                           14,974
 8/1/2012                 19,347                           15,213
 9/1/2012                 20,299                           16,023
10/1/2012                 20,755                           16,353
11/1/2012                 21,041                           16,514
12/1/2012                 22,021                           16,929
 1/1/2013                 23,121                           17,826
 2/1/2013                 23,213                           18,038
 3/1/2013                 23,315                           18,083
 4/1/2013                 22,917                           17,940
 5/1/2013                 21,209                           16,619
 6/1/2013                 19,712                           15,198
 7/1/2013                 20,673                           15,806
 8/1/2013                 20,830                           15,942
 9/1/2013                 22,289                           17,169
10/1/2013                 22,927                           17,470
11/1/2013                 22,114                           16,732
12/1/2013                 22,384                           16,811
 1/1/2014                 21,324                           16,033
 2/1/2014                 22,548                           16,895
 3/1/2014                 22,876                           17,207
 4/1/2014                 22,924                           17,320
 5/1/2014                 22,943                           17,461
 6/1/2014                 23,107                           17,556
 7/1/2014                 23,589                           17,938
 8/1/2014                 23,955                           18,076
 9/1/2014                 21,739                           16,415
10/1/2014                 22,047                           16,609
11/1/2014                 21,170                           16,082
12/1/2014                 20,548                           15,679
 1/1/2015                 20,061                           15,370
 2/1/2015                 21,036                           16,116
 3/1/2015                 20,731                           15,826
 4/1/2015                 22,397                           16,734
 5/1/2015                 22,641                           16,652
 6/1/2015                 21,036                           15,454
 7/1/2015                 20,010                           14,756
 8/1/2015                 18,293                           13,380                  Past performance is not predictive of
 9/1/2015                 18,029                           13,104                  future performance.
10/1/2015                 19,360                           14,172                  The returns shown do not reflect the
                                                                                   deduction of taxes that a shareholder
           Average Annual          One           Five           Ten                would pay on fund distributions or the
           Total Return            Year          Years         Years               redemption of fund shares.
           ----------------------------------------------------------------        MSCI data copyright MSCI 2015, all
                                  -12.19%        -1.17%        6.83%               rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
UNITED KINGDOM SMALL COMPANY PORTFOLIO VS.
MSCI UK SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                  [CHART]


               United Kingdom Small Company         MSCI UK Small Cap
                        Portfolio                 Index (net dividends)
             -------------------------------     ----------------------
10/1/2005                $10,000                        $10,000
11/1/2005                 10,427                         10,499
12/1/2005                 10,883                         10,953
 1/1/2006                 11,731                         11,845
 2/1/2006                 11,889                         12,030
 3/1/2006                 12,083                         12,274
 4/1/2006                 12,687                         12,923
 5/1/2006                 12,425                         12,637
 6/1/2006                 12,411                         12,529
 7/1/2006                 12,497                         12,432
 8/1/2006                 13,018                         12,879
 9/1/2006                 13,394                         13,257
10/1/2006                 14,146                         14,016
11/1/2006                 15,030                         14,924
12/1/2006                 15,846                         15,625
 1/1/2007                 15,947                         15,588
 2/1/2007                 15,943                         15,637
 3/1/2007                 16,682                         16,284
 4/1/2007                 17,253                         17,092
 5/1/2007                 17,480                         17,202
 6/1/2007                 16,835                         16,701
 7/1/2007                 16,738                         16,607
 8/1/2007                 16,635                         15,998
 9/1/2007                 16,056                         15,092
10/1/2007                 17,334                         16,750
11/1/2007                 15,322                         14,812
12/1/2007                 14,510                         14,068
 1/1/2008                 13,530                         12,936
 2/1/2008                 13,721                         13,375
 3/1/2008                 13,664                         13,206
 4/1/2008                 13,891                         13,452
 5/1/2008                 13,927                         13,516
 6/1/2008                 12,815                         12,592
 7/1/2008                 12,360                         12,089
 8/1/2008                 12,151                         11,773
 9/1/2008                 10,272                          9,608
10/1/2008                  7,513                          6,942
11/1/2008                  6,976                          6,298
12/1/2008                  6,816                          6,139
 1/1/2009                  6,652                          6,105
 2/1/2009                  6,375                          5,902
 3/1/2009                  6,648                          6,245
 4/1/2009                  8,039                          7,679
 5/1/2009                  8,859                          8,490
 6/1/2009                  8,898                          8,550
 7/1/2009                  9,668                          9,337
 8/1/2009                 10,417                         10,237
 9/1/2009                 10,719                         10,474
10/1/2009                 10,730                         10,489
11/1/2009                 10,692                         10,380
12/1/2009                 10,912                         10,636
 1/1/2010                 10,802                         10,587
 2/1/2010                 10,431                         10,112
 3/1/2010                 11,301                         11,004
 4/1/2010                 11,711                         11,443
 5/1/2010                 10,382                         10,068
 6/1/2010                 10,578                         10,111
 7/1/2010                 12,002                         11,327
 8/1/2010                 11,555                         11,020
 9/1/2010                 12,785                         12,234
10/1/2010                 13,451                         12,755
11/1/2010                 12,785                         12,224
12/1/2010                 14,085                         13,503
 1/1/2011                 14,286                         13,634
 2/1/2011                 14,712                         13,993
 3/1/2011                 14,432                         13,752
 4/1/2011                 15,706                         15,012
 5/1/2011                 15,605                         14,822
 6/1/2011                 15,106                         14,323
 7/1/2011                 14,999                         14,283
 8/1/2011                 13,498                         12,826
 9/1/2011                 12,132                         11,474
10/1/2011                 13,413                         12,727
11/1/2011                 13,001                         12,233
12/1/2011                 12,592                         11,825
 1/1/2012                 13,700                         13,025
 2/1/2012                 14,818                         14,235
 3/1/2012                 15,131                         14,281
 4/1/2012                 15,388                         14,524
 5/1/2012                 13,649                         12,725
 6/1/2012                 14,313                         13,331
 7/1/2012                 14,550                         13,573
 8/1/2012                 15,341                         14,292
 9/1/2012                 16,125                         15,055
10/1/2012                 16,475                         15,366
11/1/2012                 16,576                         15,372
12/1/2012                 17,481                         16,079
 1/1/2013                 17,787                         16,502
 2/1/2013                 17,943                         16,595
 3/1/2013                 18,473                         17,042
 4/1/2013                 18,935                         17,468
 5/1/2013                 19,103                         17,704
 6/1/2013                 18,682                         17,066
 7/1/2013                 20,255                         18,487
 8/1/2013                 20,394                         18,740
 9/1/2013                 21,765                         20,147
10/1/2013                 22,540                         20,856
11/1/2013                 23,046                         21,347
12/1/2013                 24,310                         22,378
 1/1/2014                 23,729                         21,902
 2/1/2014                 25,848                         24,027
 3/1/2014                 25,048                         23,160
 4/1/2014                 24,629                         22,606
 5/1/2014                 24,598                         22,649
 6/1/2014                 24,569                         22,596
 7/1/2014                 23,797                         21,957
 8/1/2014                 24,149                         22,188
 9/1/2014                 22,769                         20,886
10/1/2014                 22,705                         20,753
11/1/2014                 22,529                         20,760
12/1/2014                 22,885                         21,101
 1/1/2015                 22,360                         20,526
 2/1/2015                 24,454                         22,554
 3/1/2015                 23,175                         21,516
 4/1/2015                 24,634                         22,896
 5/1/2015                 25,864                         23,946
 6/1/2015                 25,787                         23,976
 7/1/2015                 25,835                         24,147
 8/1/2015                 24,737                         23,197            Past performance is not predictive of
 9/1/2015                 23,986                         22,342            future performance.
10/1/2015                 24,847                         23,331            The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
          Average Annual        One         Five          Ten              would pay on fund distributions or the
          Total Return          Year        Years        Years             redemption of fund shares.
          ----------------------------------------------------------       MSCI data copyright MSCI 2015, all
                                9.43%       13.06%       9.53%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONTINENTAL SMALL COMPANY PORTFOLIO VS.
MSCI EUROPE EX UK SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                     [CHART]


                 Continental Small Company           MSCI Europe ex UK
                         Portfolio             Small Cap Index (net dividends)
                 -------------------------    --------------------------------
10/1/2005                $10,000                          $10,000
11/1/2005                 10,032                           10,128
12/1/2005                 10,545                           10,714
 1/1/2006                 11,557                           11,910
 2/1/2006                 11,882                           12,246
 3/1/2006                 12,646                           13,037
 4/1/2006                 13,516                           13,961
 5/1/2006                 12,858                           13,244
 6/1/2006                 12,620                           12,942
 7/1/2006                 12,584                           12,800
 8/1/2006                 12,912                           13,101
 9/1/2006                 13,080                           13,239
10/1/2006                 13,733                           13,946
11/1/2006                 14,679                           14,922
12/1/2006                 15,378                           15,626
 1/1/2007                 16,087                           16,127
 2/1/2007                 16,101                           16,196
 3/1/2007                 17,039                           17,057
 4/1/2007                 17,933                           18,089
 5/1/2007                 18,273                           18,405
 6/1/2007                 18,068                           18,229
 7/1/2007                 17,964                           18,095
 8/1/2007                 17,316                           17,276
 9/1/2007                 17,697                           17,620
10/1/2007                 18,550                           18,675
11/1/2007                 17,173                           17,338
12/1/2007                 16,830                           16,987
 1/1/2008                 15,225                           14,942
 2/1/2008                 15,875                           15,845
 3/1/2008                 16,375                           16,168
 4/1/2008                 16,563                           16,444
 5/1/2008                 16,876                           16,700
 6/1/2008                 15,448                           15,157
 7/1/2008                 14,628                           14,296
 8/1/2008                 14,222                           13,906
 9/1/2008                 11,742                           11,027
10/1/2008                  8,606                            7,924
11/1/2008                  7,933                            7,267
12/1/2008                  8,759                            7,939
 1/1/2009                  7,764                            7,226
 2/1/2009                  7,089                            6,590
 3/1/2009                  7,599                            7,099
 4/1/2009                  8,836                            8,577
 5/1/2009                 10,121                            9,857
 6/1/2009                  9,990                            9,731
 7/1/2009                 10,783                           10,604
 8/1/2009                 11,681                           11,693
 9/1/2009                 12,678                           12,813
10/1/2009                 12,317                           12,464
11/1/2009                 12,686                           12,720
12/1/2009                 12,642                           12,777
 1/1/2010                 12,428                           12,607
 2/1/2010                 12,165                           12,248
 3/1/2010                 13,062                           13,242
 4/1/2010                 12,939                           13,158
 5/1/2010                 11,095                           11,122
 6/1/2010                 11,017                           10,956
 7/1/2010                 12,336                           12,269
 8/1/2010                 11,769                           11,686
 9/1/2010                 13,394                           13,489
10/1/2010                 14,146                           14,354
11/1/2010                 13,043                           13,267
12/1/2010                 14,737                           15,124
 1/1/2011                 15,149                           15,466
 2/1/2011                 15,401                           15,728
 3/1/2011                 15,922                           16,259
 4/1/2011                 16,989                           17,395
 5/1/2011                 16,409                           16,731
 6/1/2011                 15,876                           16,191
 7/1/2011                 14,972                           15,209
 8/1/2011                 13,438                           13,620
 9/1/2011                 11,402                           11,574
10/1/2011                 12,577                           12,842
11/1/2011                 11,736                           11,838
12/1/2011                 11,278                           11,436
 1/1/2012                 12,345                           12,570
 2/1/2012                 13,128                           13,535
 3/1/2012                 13,154                           13,425
 4/1/2012                 12,844                           13,201
 5/1/2012                 11,087                           11,391
 6/1/2012                 11,563                           11,952
 7/1/2012                 11,449                           11,910
 8/1/2012                 11,960                           12,429
 9/1/2012                 12,589                           13,098
10/1/2012                 12,809                           13,324
11/1/2012                 12,968                           13,528
12/1/2012                 13,751                           14,258
 1/1/2013                 14,789                           15,419
 2/1/2013                 14,638                           15,371
 3/1/2013                 14,310                           14,976
 4/1/2013                 14,887                           15,558
 5/1/2013                 15,162                           15,911
 6/1/2013                 14,655                           15,203
 7/1/2013                 15,927                           16,586
 8/1/2013                 15,945                           16,555
 9/1/2013                 17,331                           17,970
10/1/2013                 18,316                           19,052
11/1/2013                 18,642                           19,391
12/1/2013                 19,160                           19,894
 1/1/2014                 19,042                           19,730
 2/1/2014                 20,709                           21,454
 3/1/2014                 20,808                           21,472
 4/1/2014                 20,999                           21,562
 5/1/2014                 21,080                           21,804
 6/1/2014                 20,893                           21,591
 7/1/2014                 19,661                           20,318
 8/1/2014                 19,422                           20,154
 9/1/2014                 18,378                           19,044
10/1/2014                 17,825                           18,422
11/1/2014                 18,249                           18,962
12/1/2014                 17,669                           18,509
 1/1/2015                 17,780                           18,552
 2/1/2015                 18,999                           19,921
 3/1/2015                 18,907                           19,719
 4/1/2015                 19,914                           20,774
 5/1/2015                 19,932                           20,637
 6/1/2015                 19,503                           20,148
 7/1/2015                 20,046                           20,896
 8/1/2015                 19,287                           20,088                 Past performance is not predictive of
 9/1/2015                 18,601                           19,409                 future performance.
10/1/2015                 19,494                           20,519                 The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
           Average Annual         One          Five          Ten                  would pay on fund distributions or the
           Total Return           Year         Years        Years                 redemption of fund shares.
           --------------------------------------------------------------         MSCI data copyright MSCI 2015, all
                                  9.37%        6.62%        6.90%                 rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO VS.
S&P GLOBAL EX U.S. REIT INDEX (NET DIVIDENDS)
March 1, 2007-October 31, 2015

                                     [CHART]


                     DFA International
                  Real Estate Securities               S&P Global ex U.S.
                         Portfolio                 REIT Index (net dividends)
                -------------------------------    --------------------------
 3/1/2007                  $10,000                            10,000
 3/1/2007                   10,480                            10,343
 4/1/2007                   10,570                            10,492
 5/1/2007                   10,780                            10,647
 6/1/2007                   10,061                             9,995
 7/1/2007                    9,459                             9,513
 8/1/2007                    9,679                             9,662
 9/1/2007                   10,130                            10,149
10/1/2007                   10,211                            10,249
11/1/2007                    9,462                             9,433
12/1/2007                    8,995                             9,061
 1/1/2008                    8,627                             8,529
 2/1/2008                    8,585                             8,635
 3/1/2008                    8,606                             8,552
 4/1/2008                    8,659                             8,703
 5/1/2008                    8,332                             8,348
 6/1/2008                    7,450                             7,505
 7/1/2008                    7,215                             7,301
 8/1/2008                    6,970                             7,088
 9/1/2008                    6,457                             6,368
10/1/2008                    4,461                             4,537
11/1/2008                    4,152                             4,234
12/1/2008                    4,325                             4,363
 1/1/2009                    3,873                             3,947
 2/1/2009                    3,356                             3,433
 3/1/2009                    3,587                             3,636
 4/1/2009                    3,950                             4,053
 5/1/2009                    4,479                             4,503
 6/1/2009                    4,578                             4,610
 7/1/2009                    4,985                             5,022
 8/1/2009                    5,535                             5,634
 9/1/2009                    5,887                             6,017
10/1/2009                    5,766                             5,922
11/1/2009                    5,832                             5,926
12/1/2009                    5,925                             6,027
 1/1/2010                    5,704                             5,831
 2/1/2010                    5,728                             5,809
 3/1/2010                    5,925                             6,011
 4/1/2010                    5,974                             6,082
 5/1/2010                    5,347                             5,414
 6/1/2010                    5,360                             5,435
 7/1/2010                    5,987                             6,026
 8/1/2010                    5,999                             6,044
 9/1/2010                    6,577                             6,624
10/1/2010                    6,859                             6,894
11/1/2010                    6,429                             6,471
12/1/2010                    6,997                             7,046
 1/1/2011                    7,025                             7,045
 2/1/2011                    7,318                             7,329
 3/1/2011                    7,332                             7,348
 4/1/2011                    7,792                             7,804
 5/1/2011                    7,750                             7,761
 6/1/2011                    7,694                             7,685
 7/1/2011                    7,569                             7,575
 8/1/2011                    7,262                             7,261
 9/1/2011                    6,328                             6,367
10/1/2011                    6,830                             6,889
11/1/2011                    6,691                             6,606
12/1/2011                    6,455                             6,440
 1/1/2012                    6,897                             6,857
 2/1/2012                    7,133                             7,133
 3/1/2012                    7,221                             7,159
 4/1/2012                    7,369                             7,331
 5/1/2012                    6,941                             6,853
 6/1/2012                    7,398                             7,322
 7/1/2012                    7,737                             7,719
 8/1/2012                    7,855                             7,792
 9/1/2012                    8,032                             8,000
10/1/2012                    8,356                             8,295
11/1/2012                    8,415                             8,352
12/1/2012                    8,611                             8,495
 1/1/2013                    8,745                             8,714
 2/1/2013                    8,811                             8,792
 3/1/2013                    9,161                             9,125
 4/1/2013                    9,644                             9,604
 5/1/2013                    8,761                             8,738
 6/1/2013                    8,445                             8,368
 7/1/2013                    8,478                             8,386
 8/1/2013                    8,162                             8,091
 9/1/2013                    8,861                             8,784
10/1/2013                    9,128                             9,045
11/1/2013                    8,845                             8,764
12/1/2013                    8,807                             8,696
 1/1/2014                    8,649                             8,539
 2/1/2014                    9,158                             9,013
 3/1/2014                    9,140                             8,980
 4/1/2014                    9,526                             9,339
 5/1/2014                    9,807                             9,618
 6/1/2014                   10,018                             9,863
 7/1/2014                   10,000                             9,879
 8/1/2014                   10,175                            10,042
 9/1/2014                    9,509                             9,368
10/1/2014                    9,877                             9,661
11/1/2014                    9,912                             9,755
12/1/2014                    9,785                             9,647
 1/1/2015                   10,158                             9,968
 2/1/2015                   10,326                            10,149
 3/1/2015                   10,046                             9,857
 4/1/2015                   10,270                            10,074
 5/1/2015                    9,990                             9,793
 6/1/2015                    9,766                             9,546
 7/1/2015                    9,841                             9,650
 8/1/2015                    9,299                             9,107             Past performance is not predictive of
 9/1/2015                    9,374                             9,136             future performance.
10/1/2015                    9,841                             9,665             The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
          Average Annual         One         Five          Since                 would pay on fund distributions or the
          Total Return           Year        Years       Inception               redemption of fund shares.
          ---------------------------------------------------------------        The S&P data are provided by Standard
                                -0.37%       7.49%        -0.18%                 & Poor's Index Services Group.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO VS.
S&P GLOBAL REIT INDEX (NET DIVIDENDS)
June 4, 2008-October 31, 2015

                                     [CHART]


                         DFA Global Real                   S&P Global
                   Estate Securities Portfolio     REIT Index (net dividends)
                   ---------------------------     --------------------------
 6/1/2008                     $10,000                        $10,000
 6/1/2008                       9,000                          8,970
 7/1/2008                       9,020                          8,995
 8/1/2008                       9,000                          8,979
 9/1/2008                       8,710                          8,552
10/1/2008                       6,040                          5,939
11/1/2008                       5,040                          4,955
12/1/2008                       5,632                          5,465
 1/1/2009                       4,817                          4,698
 2/1/2009                       3,982                          3,887
 3/1/2009                       4,186                          4,070
 4/1/2009                       5,051                          4,921
 5/1/2009                       5,438                          5,235
 6/1/2009                       5,408                          5,208
 7/1/2009                       5,937                          5,716
 8/1/2009                       6,670                          6,460
 9/1/2009                       7,108                          6,889
10/1/2009                       6,874                          6,673
11/1/2009                       7,159                          6,897
12/1/2009                       7,471                          7,199
 1/1/2010                       7,133                          6,884
 2/1/2010                       7,362                          7,066
 3/1/2010                       7,875                          7,557
 4/1/2010                       8,202                          7,887
 5/1/2010                       7,591                          7,270
 6/1/2010                       7,373                          7,054
 7/1/2010                       8,158                          7,772
 8/1/2010                       8,115                          7,722
 9/1/2010                       8,649                          8,231
10/1/2010                       9,031                          8,595
11/1/2010                       8,682                          8,264
12/1/2010                       9,249                          8,789
 1/1/2011                       9,448                          8,947
 2/1/2011                       9,856                          9,334
 3/1/2011                       9,786                          9,258
 4/1/2011                      10,370                          9,804
 5/1/2011                      10,428                          9,853
 6/1/2011                      10,195                          9,617
 7/1/2011                      10,218                          9,647
 8/1/2011                       9,728                          9,153
 9/1/2011                       8,583                          8,093
10/1/2011                       9,588                          9,052
11/1/2011                       9,296                          8,693
12/1/2011                       9,417                          8,843
 1/1/2012                      10,020                          9,412
 2/1/2012                      10,092                          9,489
 3/1/2012                      10,454                          9,791
 4/1/2012                      10,719                         10,055
 5/1/2012                      10,176                          9,518
 6/1/2012                      10,791                         10,090
 7/1/2012                      11,105                         10,413
 8/1/2012                      11,153                         10,448
 9/1/2012                      11,117                         10,424
10/1/2012                      11,249                         10,520
11/1/2012                      11,249                         10,526
12/1/2012                      11,599                         10,822
 1/1/2013                      11,921                         11,170
 2/1/2013                      12,037                         11,290
 3/1/2013                      12,423                         11,651
 4/1/2013                      13,182                         12,361
 5/1/2013                      12,230                         11,472
 6/1/2013                      11,921                         11,139
 7/1/2013                      11,998                         11,213
 8/1/2013                      11,316                         10,573
 9/1/2013                      11,908                         11,121
10/1/2013                      12,346                         11,548
11/1/2013                      11,805                         11,041
12/1/2013                      11,804                         11,010
 1/1/2014                      12,005                         11,195
 2/1/2014                      12,659                         11,773
 3/1/2014                      12,699                         11,783
 4/1/2014                      13,180                         12,205
 5/1/2014                      13,527                         12,519
 6/1/2014                      13,714                         12,718
 7/1/2014                      13,714                         12,724
 8/1/2014                      14,048                         13,028
 9/1/2014                      13,166                         12,200
10/1/2014                      14,195                         13,084
11/1/2014                      14,395                         13,289
12/1/2014                      14,489                         13,381
 1/1/2015                      15,321                         14,107
 2/1/2015                      15,057                         13,878
 3/1/2015                      15,071                         13,866
 4/1/2015                      14,628                         13,456
 5/1/2015                      14,447                         13,286
 6/1/2015                      13,934                         12,771
 7/1/2015                      14,461                         13,264
 8/1/2015                      13,615                         12,462             Past performance is not predictive of
 9/1/2015                      13,934                         12,702             future performance.
10/1/2015                      14,683                         13,423             The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
          Average Annual        One         Five           Since                 would pay on fund distributions or the
          Total Return          Year        Years        Inception               redemption of fund shares.
          ---------------------------------------------------------------        The S&P data are provided by Standard
                                3.44%       10.21%         5.32%                 & Poor's Index Services Group.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                     [CHART]

             DFA International Small Cap Value         MSCI World ex USA
                          Portfolio             Small Cap Index (net dividends)
             ---------------------------------  -------------------------------
10/1/2005                $10,000                           $10,000
11/1/2005                 10,186                            10,333
12/1/2005                 10,842                            11,137
 1/1/2006                 11,636                            11,931
 2/1/2006                 11,661                            11,781
 3/1/2006                 12,217                            12,335
 4/1/2006                 12,724                            12,909
 5/1/2006                 12,113                            12,195
 6/1/2006                 11,887                            11,898
 7/1/2006                 11,844                            11,608
 8/1/2006                 12,146                            11,947
 9/1/2006                 12,261                            11,915
10/1/2006                 12,799                            12,388
11/1/2006                 13,417                            12,921
12/1/2006                 13,920                            13,303
 1/1/2007                 14,291                            13,575
 2/1/2007                 14,550                            13,813
 3/1/2007                 15,182                            14,271
 4/1/2007                 15,632                            14,821
 5/1/2007                 15,931                            15,040
 6/1/2007                 15,863                            15,007
 7/1/2007                 15,823                            14,915
 8/1/2007                 15,174                            14,128
 9/1/2007                 15,490                            14,448
10/1/2007                 16,100                            15,423
11/1/2007                 14,792                            14,155
12/1/2007                 14,330                            13,740
 1/1/2008                 13,385                            12,408
 2/1/2008                 13,678                            12,998
 3/1/2008                 13,805                            12,854
 4/1/2008                 14,040                            13,167
 5/1/2008                 14,348                            13,433
 6/1/2008                 13,095                            12,396
 7/1/2008                 12,513                            11,771
 8/1/2008                 12,110                            11,335
 9/1/2008                 10,367                             9,341
10/1/2008                  8,111                             7,035
11/1/2008                  7,661                             6,695
12/1/2008                  8,358                             7,141
 1/1/2009                  7,653                             6,726
 2/1/2009                  6,812                             6,112
 3/1/2009                  7,256                             6,504
 4/1/2009                  8,433                             7,507
 5/1/2009                  9,594                             8,618
 6/1/2009                  9,562                             8,721
 7/1/2009                 10,453                             9,422
 8/1/2009                 11,358                            10,149
 9/1/2009                 11,893                            10,719
10/1/2009                 11,470                            10,554
11/1/2009                 11,524                            10,636
12/1/2009                 11,660                            10,770
 1/1/2010                 11,436                            10,628
 2/1/2010                 11,327                            10,568
 3/1/2010                 12,247                            11,353
 4/1/2010                 12,401                            11,577
 5/1/2010                 10,732                            10,186
 6/1/2010                 10,517                            10,091
 7/1/2010                 11,539                            10,956
 8/1/2010                 11,001                            10,672
 9/1/2010                 12,236                            11,882
10/1/2010                 12,619                            12,372
11/1/2010                 12,259                            12,048
12/1/2010                 13,770                            13,410
 1/1/2011                 14,058                            13,480
 2/1/2011                 14,467                            13,864
 3/1/2011                 14,539                            13,851
 4/1/2011                 15,163                            14,538
 5/1/2011                 14,643                            14,135
 6/1/2011                 14,323                            13,829
 7/1/2011                 14,048                            13,754
 8/1/2011                 12,712                            12,667
 9/1/2011                 11,212                            11,213
10/1/2011                 12,065                            12,123
11/1/2011                 11,675                            11,514
12/1/2011                 11,365                            11,290
 1/1/2012                 12,503                            12,223
 2/1/2012                 13,248                            12,915
 3/1/2012                 13,265                            12,829
 4/1/2012                 12,897                            12,763
 5/1/2012                 11,256                            11,263
 6/1/2012                 11,811                            11,651
 7/1/2012                 11,778                            11,741
 8/1/2012                 12,210                            12,079
 9/1/2012                 12,781                            12,651
10/1/2012                 12,900                            12,713
11/1/2012                 13,079                            12,778
12/1/2012                 13,895                            13,263
 1/1/2013                 14,608                            13,902
 2/1/2013                 14,695                            13,951
 3/1/2013                 14,994                            14,223
 4/1/2013                 15,420                            14,636
 5/1/2013                 15,116                            14,292
 6/1/2013                 14,655                            13,727
 7/1/2013                 15,748                            14,585
 8/1/2013                 15,554                            14,560
 9/1/2013                 17,061                            15,782
10/1/2013                 17,775                            16,248
11/1/2013                 17,802                            16,269
12/1/2013                 18,395                            16,652
 1/1/2014                 18,142                            16,365
 2/1/2014                 19,389                            17,292
 3/1/2014                 19,515                            17,227
 4/1/2014                 19,434                            17,174
 5/1/2014                 19,588                            17,389
 6/1/2014                 19,895                            17,784
 7/1/2014                 19,197                            17,323
 8/1/2014                 19,324                            17,366
 9/1/2014                 18,199                            16,314
10/1/2014                 17,798                            15,900
11/1/2014                 17,671                            15,885
12/1/2014                 17,477                            15,762
 1/1/2015                 17,364                            15,623
 2/1/2015                 18,661                            16,622
 3/1/2015                 18,295                            16,398
 4/1/2015                 19,216                            17,232
 5/1/2015                 19,516                            17,336
 6/1/2015                 19,244                            17,080
 7/1/2015                 19,008                            17,054
 8/1/2015                 18,197                            16,295                 Past performance is not predictive of
 9/1/2015                 17,470                            15,709                 future performance.
10/1/2015                 18,388                            16,641                 The returns shown do not reflect the
                                                                                   deduction of taxes that a shareholder
            Average Annual         One          Five          Ten                  would pay on fund distributions or the
            Total Return           Year         Years        Years                 redemption of fund shares.
            --------------------------------------------------------------         MSCI data copyright MSCI 2015, all
                                   3.31%        7.82%        6.28%                 rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL VECTOR EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
August 14, 2008-October 31, 2015

                                     [CHART]

                            International Vector          MSCI World ex USA
                              Equity Portfolio          Index (net dividends)
                             --------------------       ---------------------
 8/1/2008                          $10,000                     $10,000
 8/1/2008                           10,050                      10,052
 9/1/2008                            8,750                       8,601
10/1/2008                            6,740                       6,812
11/1/2008                            6,340                       6,442
12/1/2008                            6,798                       6,782
 1/1/2009                            6,065                       6,149
 2/1/2009                            5,392                       5,527
 3/1/2009                            5,903                       5,891
 4/1/2009                            6,919                       6,650
 5/1/2009                            7,985                       7,491
 6/1/2009                            7,932                       7,414
 7/1/2009                            8,715                       8,110
 8/1/2009                            9,274                       8,499
 9/1/2009                            9,740                       8,849
10/1/2009                            9,404                       8,707
11/1/2009                            9,608                       8,923
12/1/2009                            9,715                       9,065
 1/1/2010                            9,377                       8,640
 2/1/2010                            9,357                       8,631
 3/1/2010                           10,099                       9,187
 4/1/2010                           10,120                       9,050
 5/1/2010                            8,870                       8,051
 6/1/2010                            8,736                       7,935
 7/1/2010                            9,659                       8,668
 8/1/2010                            9,254                       8,409
 9/1/2010                           10,289                       9,216
10/1/2010                           10,684                       9,544
11/1/2010                           10,300                       9,140
12/1/2010                           11,397                       9,876
 1/1/2011                           11,660                      10,089
 2/1/2011                           12,050                      10,463
 3/1/2011                           11,881                      10,253
 4/1/2011                           12,482                      10,812
 5/1/2011                           12,071                      10,491
 6/1/2011                           11,823                      10,342
 7/1/2011                           11,545                      10,171
 8/1/2011                           10,519                       9,311
 9/1/2011                            9,260                       8,376
10/1/2011                           10,045                       9,191
11/1/2011                            9,733                       8,766
12/1/2011                            9,464                       8,670
 1/1/2012                           10,238                       9,138
 2/1/2012                           10,780                       9,641
 3/1/2012                           10,780                       9,570
 4/1/2012                           10,514                       9,407
 5/1/2012                            9,219                       8,335
 6/1/2012                            9,745                       8,881
 7/1/2012                            9,700                       8,991
 8/1/2012                           10,038                       9,248
 9/1/2012                           10,435                       9,529
10/1/2012                           10,537                       9,595
11/1/2012                           10,706                       9,797
12/1/2012                           11,253                      10,093
 1/1/2013                           11,755                      10,590
 2/1/2013                           11,652                      10,484
 3/1/2013                           11,784                      10,567
 4/1/2013                           12,218                      11,049
 5/1/2013                           11,944                      10,801
 6/1/2013                           11,564                      10,397
 7/1/2013                           12,305                      10,950
 8/1/2013                           12,213                      10,809
 9/1/2013                           13,183                      11,573
10/1/2013                           13,648                      11,961
11/1/2013                           13,682                      12,034
12/1/2013                           13,989                      12,215
 1/1/2014                           13,612                      11,722
 2/1/2014                           14,448                      12,362
 3/1/2014                           14,414                      12,306
 4/1/2014                           14,555                      12,501
 5/1/2014                           14,685                      12,694
 6/1/2014                           14,923                      12,874
 7/1/2014                           14,493                      12,645
 8/1/2014                           14,553                      12,655
 9/1/2014                           13,757                      12,135
10/1/2014                           13,505                      11,942
11/1/2014                           13,445                      12,089
12/1/2014                           13,112                      11,687
 1/1/2015                           13,015                      11,646
 2/1/2015                           13,893                      12,342
 3/1/2015                           13,649                      12,135
 4/1/2015                           14,356                      12,661
 5/1/2015                           14,393                      12,551
 6/1/2015                           14,064                      12,194
 7/1/2015                           13,990                      12,387
 8/1/2015                           13,186                      11,485
 9/1/2015                           12,594                      10,905
10/1/2015                           13,351                      11,726

                  Average Annual                 One                 Five                  Since
                  Total Return                   Year                Years               Inception
                  -----------------------------------------------------------------------------------------------
                                                -1.14%               4.56%                 4.09%


























































































Past performance is not predictive of
future performance.
The returns shown do not reflect the
deduction of taxes that a shareholder
Average Annual                would pay on fund distributions or the
Total Return                  redemption of fund shares.
------------------------------MSCI data copyright MSCI 2015, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
WORLD EX U.S. VALUE PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
August 23, 2010-October 31, 2015

                                     [CHART]


                         World Ex U.S.        MSCI All Country World
                       Value Portfolio      ex USA Index (net dividends)
                      ------------------   -----------------------------
 8/1/2010                   $10,000                   $10,000
 8/1/2010                     9,890                     9,920
 9/1/2010                    10,980                    10,906
10/1/2010                    11,350                    11,278
11/1/2010                    10,850                    10,843
12/1/2010                    11,859                    11,692
 1/1/2011                    12,122                    11,807
 2/1/2011                    12,385                    12,118
 3/1/2011                    12,311                    12,090
 4/1/2011                    12,899                    12,681
 5/1/2011                    12,433                    12,315
 6/1/2011                    12,238                    12,136
 7/1/2011                    11,920                    11,971
 8/1/2011                    10,670                    10,945
 9/1/2011                     9,314                     9,727
10/1/2011                    10,261                    10,752
11/1/2011                     9,880                    10,203
12/1/2011                     9,590                    10,089
 1/1/2012                    10,422                    10,774
 2/1/2012                    10,984                    11,379
 3/1/2012                    10,811                    11,222
 4/1/2012                    10,436                    11,045
 5/1/2012                     9,177                     9,791
 6/1/2012                     9,755                    10,369
 7/1/2012                     9,703                    10,515
 8/1/2012                    10,041                    10,735
 9/1/2012                    10,475                    11,136
10/1/2012                    10,538                    11,179
11/1/2012                    10,687                    11,392
12/1/2012                    11,281                    11,787
 1/1/2013                    11,720                    12,266
 2/1/2013                    11,442                    12,137
 3/1/2013                    11,460                    12,161
 4/1/2013                    11,899                    12,608
 5/1/2013                    11,696                    12,316
 6/1/2013                    11,154                    11,782
 7/1/2013                    11,796                    12,298
 8/1/2013                    11,666                    12,128
 9/1/2013                    12,556                    12,971
10/1/2013                    13,026                    13,447
11/1/2013                    12,993                    13,470
12/1/2013                    13,201                    13,589
 1/1/2014                    12,652                    12,972
 2/1/2014                    13,289                    13,623
 3/1/2014                    13,361                    13,658
 4/1/2014                    13,527                    13,839
 5/1/2014                    13,760                    14,108
 6/1/2014                    13,969                    14,345
 7/1/2014                    13,778                    14,203
 8/1/2014                    13,857                    14,281
 9/1/2014                    13,101                    13,590
10/1/2014                    12,921                    13,455
11/1/2014                    12,864                    13,552
12/1/2014                    12,384                    13,064
 1/1/2015                    12,293                    13,044
 2/1/2015                    13,080                    13,742
 3/1/2015                    12,783                    13,520
 4/1/2015                    13,604                    14,203
 5/1/2015                    13,490                    13,981
 6/1/2015                    13,108                    13,591
 7/1/2015                    12,774                    13,553
 8/1/2015                    11,805                    12,517                Past performance is not predictive of
 9/1/2015                    11,128                    11,937                future performance.
10/1/2015                    11,916                    12,825                The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
           Average Annual          One          Five         Since           would pay on fund distributions or the
           Total Return            Year         Years       Inception        redemption of fund shares.
           -------------------------------------------------                 MSCI data copyright MSCI 2015, all
                                  -7.77%        0.98%        3.44%           rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WORLD EX U.S. TARGETED VALUE PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
November 1, 2012-October 31, 2015

                                      [CHART]


              World Ex U.S. Targeted        MSCI All Country World ex USA
                 Value Portfolio           Small Cap Index (net dividends)
              -----------------------     ----------------------------------
 11/1/2012           $10,000                          $10,000
 11/1/2012            10,120                           10,013
 12/1/2012            10,735                           10,417
  1/1/2013            11,157                           10,868
  2/1/2013            11,147                           10,925
  3/1/2013            11,278                           11,098
  4/1/2013            11,549                           11,398
  5/1/2013            11,298                           11,175
  6/1/2013            10,766                           10,607
  7/1/2013            11,376                           11,134
  8/1/2013            11,193                           11,038
  9/1/2013            12,191                           11,920
 10/1/2013            12,690                           12,289
 11/1/2013            12,629                           12,257
 12/1/2013            12,872                           12,472
  1/1/2014            12,497                           12,231
  2/1/2014            13,185                           12,888
  3/1/2014            13,404                           12,904
  4/1/2014            13,404                           12,883
  5/1/2014            13,633                           13,090
  6/1/2014            13,888                           13,374
  7/1/2014            13,616                           13,121
  8/1/2014            13,773                           13,215
  9/1/2014            12,908                           12,464
 10/1/2014            12,698                           12,170
 11/1/2014            12,571                           12,119
 12/1/2014            12,294                           11,969
  1/1/2015            12,219                           11,925
  2/1/2015            12,977                           12,575
  3/1/2015            12,710                           12,439
  4/1/2015            13,511                           13,182
  5/1/2015            13,489                           13,256
  6/1/2015            13,224                           12,964
  7/1/2015            12,816                           12,717
  8/1/2015            12,088                           12,007                   Past performance is not predictive of
  9/1/2015            11,599                           11,665                   future performance.
 10/1/2015            12,332                           12,356                   The returns shown do not reflect the
                                                                                deduction of taxes that a shareholder
             Average Annual           One             Since                     would pay on fund distributions or the
             Total Return             Year          Inception                   redemption of fund shares.
             ---------------------------------------------------------          MSCI data copyright MSCI 2015, all
                                     -2.88%           7.24%                     rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
WORLD EX U.S. CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
April 9, 2013-October 31, 2015

                                  [CHART]


                         World Ex U.S. Core        MSCI All Country World
                          Equity Portfolio      ex USA Index (net dividends)
                         ------------------     ----------------------------

     4/1/2013                 $10,000                     $10,000
     4/1/2013                  10,160                      10,415
     5/1/2013                   9,890                      10,174
     6/1/2013                   9,485                       9,733
     7/1/2013                   9,971                      10,159
     8/1/2013                   9,830                      10,019
     9/1/2013                  10,575                      10,715
    10/1/2013                  10,962                      11,108
    11/1/2013                  10,952                      11,127
    12/1/2013                  11,104                      11,225
     1/1/2014                  10,653                      10,715
     2/1/2014                  11,227                      11,254
     3/1/2014                  11,309                      11,282
     4/1/2014                  11,422                      11,431
     5/1/2014                  11,597                      11,654
     6/1/2014                  11,810                      11,850
     7/1/2014                  11,592                      11,732
     8/1/2014                  11,706                      11,797
     9/1/2014                  11,072                      11,226
    10/1/2014                  10,957                      11,115
    11/1/2014                  10,916                      11,195
    12/1/2014                  10,565                      10,791
     1/1/2015                  10,565                      10,775
     2/1/2015                  11,162                      11,351
     3/1/2015                  10,968                      11,168
     4/1/2015                  11,608                      11,732
     5/1/2015                  11,534                      11,549
     6/1/2015                  11,209                      11,227
     7/1/2015                  10,976                      11,196
     8/1/2015                  10,234                      10,340               Past performance is not predictive of
     9/1/2015                   9,847                       9,860               future performance.
    10/1/2015                  10,465                      10,595               The returns shown do not reflect the
                                                                                deduction of taxes that a shareholder
             Average Annual           One             Since                     would pay on fund distributions or the
             Total Return             Year          Inception                   redemption of fund shares.
             ---------------------------------------------------------          MSCI data copyright MSCI 2015, all
                                     -4.50%           1.79%                     rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WORLD CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD INDEX (NET DIVIDENDS)
March 7, 2012-October 31, 2015

                                      [CHART]


                                                  MSCI All Country World
                World Core Equity Portfolio        Index (net dividends)
               -------------------------------   -------------------------

  3/1/2012               $10,000                          $10,000
  3/1/2012                10,170                           10,307
  4/1/2012                10,050                           10,189
  5/1/2012                 9,400                            9,276
  6/1/2012                 9,822                            9,734
  7/1/2012                 9,913                            9,867
  8/1/2012                10,175                           10,082
  9/1/2012                10,465                           10,399
 10/1/2012                10,354                           10,330
 11/1/2012                10,425                           10,462
 12/1/2012                10,644                           10,699
  1/1/2013                11,175                           11,192
  2/1/2013                11,266                           11,190
  3/1/2013                11,598                           11,395
  4/1/2013                11,843                           11,720
  5/1/2013                11,986                           11,688
  6/1/2013                11,754                           11,346
  7/1/2013                12,382                           11,890
  8/1/2013                12,053                           11,642
  9/1/2013                12,609                           12,243
 10/1/2013                13,125                           12,735
 11/1/2013                13,477                           12,916
 12/1/2013                13,786                           13,138
  1/1/2014                13,260                           12,613
  2/1/2014                13,902                           13,222
  3/1/2014                14,000                           13,281
  4/1/2014                14,074                           13,407
  5/1/2014                14,359                           13,693
  6/1/2014                14,684                           13,950
  7/1/2014                14,355                           13,781
  8/1/2014                14,726                           14,086
  9/1/2014                14,116                           13,629
 10/1/2014                14,222                           13,725
 11/1/2014                14,340                           13,954
 12/1/2014                14,128                           13,685
  1/1/2015                13,902                           13,471
  2/1/2015                14,731                           14,221
  3/1/2015                14,555                           14,001
  4/1/2015                14,944                           14,407
  5/1/2015                14,987                           14,388
  6/1/2015                14,696                           14,049
  7/1/2015                14,642                           14,171
  8/1/2015                13,729                           13,200             Past performance is not predictive of
  9/1/2015                13,239                           12,722             future performance.
 10/1/2015                14,135                           13,720             The returns shown do not reflect the
                                                                              deduction of taxes that a shareholder
             Average Annual           One             Since                   would pay on fund distributions or the
             Total Return             Year          Inception                 redemption of fund shares.
             --------------------------------------------------------         MSCI data copyright MSCI 2015, all
                                     -0.61%           9.94%                   rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD INDEX (NET DIVIDENDS)
November 14, 2011-October 31, 2015

                                      [CHART]

                   Selectively Hedged Global           MSCI All Country World
                        Equity Portfolio                Index (net dividends)
                   -------------------------           -----------------------

 11/1/2011                  $10,000                           $10,000
 11/1/2011                    9,920                             9,873
 12/1/2011                    9,828                             9,853
  1/1/2012                   10,533                            10,426
  2/1/2012                   11,077                            10,951
  3/1/2012                   11,141                            11,024
  4/1/2012                   10,939                            10,898
  5/1/2012                    9,962                             9,921
  6/1/2012                   10,442                            10,410
  7/1/2012                   10,463                            10,553
  8/1/2012                   10,748                            10,782
  9/1/2012                   11,122                            11,122
 10/1/2012                   11,112                            11,048
 11/1/2012                   11,265                            11,189
 12/1/2012                   11,718                            11,443
  1/1/2013                   12,225                            11,970
  2/1/2013                   12,287                            11,968
  3/1/2013                   12,576                            12,187
  4/1/2013                   12,814                            12,535
  5/1/2013                   12,897                            12,501
  6/1/2013                   12,514                            12,135
  7/1/2013                   13,114                            12,716
  8/1/2013                   12,845                            12,451
  9/1/2013                   13,569                            13,094
 10/1/2013                   14,096                            13,621
 11/1/2013                   14,324                            13,813
 12/1/2013                   14,611                            14,052
  1/1/2014                   14,001                            13,490
  2/1/2014                   14,675                            14,141
  3/1/2014                   14,847                            14,204
  4/1/2014                   14,879                            14,339
  5/1/2014                   15,136                            14,644
  6/1/2014                   15,500                            14,920
  7/1/2014                   15,200                            14,739
  8/1/2014                   15,628                            15,065
  9/1/2014                   15,061                            14,576
 10/1/2014                   15,200                            14,679
 11/1/2014                   15,360                            14,924
 12/1/2014                   15,182                            14,636
  1/1/2015                   14,958                            14,408
  2/1/2015                   15,878                            15,210
  3/1/2015                   15,766                            14,974
  4/1/2015                   16,136                            15,409
  5/1/2015                   16,226                            15,388
  6/1/2015                   15,867                            15,026
  7/1/2015                   15,754                            15,157
  8/1/2015                   14,700                            14,118             Past performance is not predictive of
  9/1/2015                   14,172                            13,606             future performance.
 10/1/2015                   15,148                            14,674             The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
              Average Annual            One             Since                     would pay on fund distributions or the
              Total Return              Year          Inception                   redemption of fund shares.
              ----------------------------------------------------------          MSCI data copyright MSCI 2015, all
                                       -0.34%          11.05%                     rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                    [CHART]

                                               MSCI Emerging Markets
                Emerging Markets Portfolio     Index (net dividends)
                --------------------------     ---------------------

10/1/2005               $10,000                     $10,000
11/1/2005                10,722                      10,827
12/1/2005                11,340                      11,467
 1/1/2006                12,419                      12,748
 2/1/2006                12,381                      12,733
 3/1/2006                12,549                      12,845
 4/1/2006                13,297                      13,760
 5/1/2006                11,758                      12,318
 6/1/2006                11,740                      12,288
 7/1/2006                11,955                      12,461
 8/1/2006                12,328                      12,779
 9/1/2006                12,494                      12,885
10/1/2006                13,237                      13,497
11/1/2006                14,080                      14,500
12/1/2006                14,647                      15,153
 1/1/2007                14,860                      14,993
 2/1/2007                14,625                      14,904
 3/1/2007                15,291                      15,496
 4/1/2007                16,261                      16,231
 5/1/2007                17,348                      17,019
 6/1/2007                17,631                      17,816
 7/1/2007                18,048                      18,756
 8/1/2007                17,732                      18,358
 9/1/2007                19,295                      20,385
10/1/2007                21,401                      22,659
11/1/2007                20,004                      21,052
12/1/2007                19,923                      21,126
 1/1/2008                18,182                      18,490
 2/1/2008                18,758                      19,855
 3/1/2008                18,172                      18,804
 4/1/2008                19,464                      20,330
 5/1/2008                19,577                      20,707
 6/1/2008                17,562                      18,641
 7/1/2008                17,328                      17,938
 8/1/2008                16,296                      16,506
 9/1/2008                14,023                      13,617
10/1/2008                10,328                       9,890
11/1/2008                 9,389                       9,146
12/1/2008                10,121                       9,859
 1/1/2009                 9,347                       9,222
 2/1/2009                 8,734                       8,702
 3/1/2009                 9,997                       9,953
 4/1/2009                11,473                      11,609
 5/1/2009                13,428                      13,593
 6/1/2009                13,310                      13,409
 7/1/2009                14,828                      14,917
 8/1/2009                14,878                      14,864
 9/1/2009                16,181                      16,213
10/1/2009                15,842                      16,233
11/1/2009                16,784                      16,930
12/1/2009                17,384                      17,599
 1/1/2010                16,432                      16,618
 2/1/2010                16,630                      16,676
 3/1/2010                18,017                      18,022
 4/1/2010                18,120                      18,241
 5/1/2010                16,429                      16,636
 6/1/2010                16,455                      16,514
 7/1/2010                17,899                      17,889
 8/1/2010                17,480                      17,542
 9/1/2010                19,462                      19,491
10/1/2010                20,046                      20,057
11/1/2010                19,592                      19,528
12/1/2010                21,177                      20,921
 1/1/2011                20,625                      20,354
 2/1/2011                20,473                      20,164
 3/1/2011                21,605                      21,349
 4/1/2011                22,358                      22,012
 5/1/2011                21,737                      21,434
 6/1/2011                21,472                      21,104
 7/1/2011                21,298                      21,011
 8/1/2011                19,568                      19,133
 9/1/2011                16,606                      16,344
10/1/2011                18,679                      18,508
11/1/2011                18,021                      17,275
12/1/2011                17,489                      17,067
 1/1/2012                19,366                      19,003
 2/1/2012                20,410                      20,141
 3/1/2012                19,873                      19,468
 4/1/2012                19,513                      19,236
 5/1/2012                17,408                      17,079
 6/1/2012                18,260                      17,738
 7/1/2012                18,408                      18,084
 8/1/2012                18,519                      18,024
 9/1/2012                19,553                      19,111
10/1/2012                19,441                      18,995
11/1/2012                19,695                      19,236
12/1/2012                20,840                      20,177
 1/1/2013                20,946                      20,455
 2/1/2013                20,696                      20,198
 3/1/2013                20,396                      19,850
 4/1/2013                20,616                      20,000
 5/1/2013                19,942                      19,487
 6/1/2013                18,687                      18,246
 7/1/2013                18,954                      18,437
 8/1/2013                18,503                      18,120
 9/1/2013                19,822                      19,298
10/1/2013                20,721                      20,236
11/1/2013                20,406                      19,940
12/1/2013                20,190                      19,652
 1/1/2014                18,782                      18,376
 2/1/2014                19,459                      18,984
 3/1/2014                20,135                      19,567
 4/1/2014                20,252                      19,633
 5/1/2014                20,936                      20,318
 6/1/2014                21,512                      20,858
 7/1/2014                21,762                      21,261
 8/1/2014                22,434                      21,740
 9/1/2014                20,777                      20,129
10/1/2014                20,997                      20,366
11/1/2014                20,785                      20,151
12/1/2014                19,844                      19,222
 1/1/2015                19,971                      19,337
 2/1/2015                20,573                      19,936
 3/1/2015                20,137                      19,652
 4/1/2015                21,477                      21,164
 5/1/2015                20,613                      20,316
 6/1/2015                20,110                      19,789
 7/1/2015                18,814                      18,417
 8/1/2015                17,256                      16,751             Past performance is not predictive of
 9/1/2015                16,787                      16,247             future performance.
10/1/2015                17,798                      17,406             The returns shown do not reflect the
                                                                        deduction of taxes that a shareholder
         Average Annual        One         Five         Ten             would pay on fund distributions or the
         Total Return          Year        Years       Years            redemption of fund shares.
         ---------------------------------------------------------      MSCI data copyright MSCI 2015, all
                              -15.24%      -2.35%      5.93%            rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
EMERGING MARKETS SMALL CAP PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                     [CHART]

                   Emerging Markets Small Cap        MSCI Emerging Markets
                            Portfolio                Index (net dividends)
                -------------------------------      ---------------------
10/1/2005                   $10,000                         $10,000
11/1/2005                    10,713                          10,827
12/1/2005                    11,415                          11,467
 1/1/2006                    12,517                          12,748
 2/1/2006                    12,649                          12,733
 3/1/2006                    12,880                          12,845
 4/1/2006                    13,926                          13,760
 5/1/2006                    12,460                          12,318
 6/1/2006                    11,910                          12,288
 7/1/2006                    12,184                          12,461
 8/1/2006                    12,607                          12,779
 9/1/2006                    12,956                          12,885
10/1/2006                    13,933                          13,497
11/1/2006                    14,993                          14,500
12/1/2006                    15,674                          15,153
 1/1/2007                    15,968                          14,993
 2/1/2007                    16,111                          14,904
 3/1/2007                    16,825                          15,496
 4/1/2007                    18,111                          16,231
 5/1/2007                    19,548                          17,019
 6/1/2007                    20,132                          17,816
 7/1/2007                    21,110                          18,756
 8/1/2007                    20,230                          18,358
 9/1/2007                    21,621                          20,385
10/1/2007                    23,241                          22,659
11/1/2007                    21,377                          21,052
12/1/2007                    21,633                          21,126
 1/1/2008                    19,024                          18,490
 2/1/2008                    19,575                          19,855
 3/1/2008                    18,647                          18,804
 4/1/2008                    19,788                          20,330
 5/1/2008                    19,662                          20,707
 6/1/2008                    17,397                          18,641
 7/1/2008                    17,124                          17,938
 8/1/2008                    16,089                          16,506
 9/1/2008                    13,183                          13,617
10/1/2008                     9,183                           9,890
11/1/2008                     8,621                           9,146
12/1/2008                     9,835                           9,859
 1/1/2009                     9,079                           9,222
 2/1/2009                     8,521                           8,702
 3/1/2009                     9,694                           9,953
 4/1/2009                    11,656                          11,609
 5/1/2009                    14,326                          13,593
 6/1/2009                    14,256                          13,409
 7/1/2009                    16,064                          14,917
 8/1/2009                    16,255                          14,864
 9/1/2009                    17,610                          16,213
10/1/2009                    17,590                          16,233
11/1/2009                    18,618                          16,930
12/1/2009                    19,645                          17,599
 1/1/2010                    18,775                          16,618
 2/1/2010                    19,098                          16,676
 3/1/2010                    20,729                          18,022
 4/1/2010                    21,063                          18,241
 5/1/2010                    18,938                          16,636
 6/1/2010                    19,439                          16,514
 7/1/2010                    21,223                          17,889
 8/1/2010                    21,325                          17,542
 9/1/2010                    23,907                          19,491
10/1/2010                    24,860                          20,057
11/1/2010                    24,184                          19,528
12/1/2010                    25,574                          20,921
 1/1/2011                    24,490                          20,354
 2/1/2011                    23,767                          20,164
 3/1/2011                    25,085                          21,349
 4/1/2011                    26,403                          22,012
 5/1/2011                    25,798                          21,434
 6/1/2011                    25,589                          21,104
 7/1/2011                    25,877                          21,011
 8/1/2011                    23,417                          19,133
 9/1/2011                    19,252                          16,344
10/1/2011                    21,373                          18,508
11/1/2011                    20,329                          17,275
12/1/2011                    19,789                          17,067
 1/1/2012                    22,020                          19,003
 2/1/2012                    23,818                          20,141
 3/1/2012                    23,196                          19,468
 4/1/2012                    22,641                          19,236
 5/1/2012                    20,566                          17,079
 6/1/2012                    21,354                          17,738
 7/1/2012                    21,086                          18,084
 8/1/2012                    21,633                          18,024
 9/1/2012                    22,897                          19,111
10/1/2012                    22,808                          18,995
11/1/2012                    23,200                          19,236
12/1/2012                    24,626                          20,177
 1/1/2013                    25,080                          20,455
 2/1/2013                    25,336                          20,198
 3/1/2013                    25,217                          19,850
 4/1/2013                    25,729                          20,000
 5/1/2013                    25,357                          19,487
 6/1/2013                    23,163                          18,246
 7/1/2013                    23,268                          18,437
 8/1/2013                    22,296                          18,120
 9/1/2013                    23,924                          19,298
10/1/2013                    24,843                          20,236
11/1/2013                    24,489                          19,940
12/1/2013                    24,286                          19,652
 1/1/2014                    23,247                          18,376
 2/1/2014                    24,274                          18,984
 3/1/2014                    25,107                          19,567
 4/1/2014                    25,313                          19,633
 5/1/2014                    26,170                          20,318
 6/1/2014                    26,843                          20,858
 7/1/2014                    26,904                          21,261
 8/1/2014                    27,727                          21,740
 9/1/2014                    26,347                          20,129
10/1/2014                    26,115                          20,366
11/1/2014                    25,810                          20,151
12/1/2014                    25,015                          19,222
 1/1/2015                    25,417                          19,337
 2/1/2015                    26,071                          19,936
 3/1/2015                    25,870                          19,652
 4/1/2015                    27,706                          21,164
 5/1/2015                    27,316                          20,316
 6/1/2015                    26,379                          19,789
 7/1/2015                    24,768                          18,417
 8/1/2015                    22,339                          16,751           Past performance is not predictive of
 9/1/2015                    22,303                          16,247           future performance.
10/1/2015                    23,536                          17,406           The returns shown do not reflect the
                                                                              deduction of taxes that a shareholder
          Average Annual         One         Five          Ten                would pay on fund distributions or the
          Total Return           Year        Years        Years               redemption of fund shares.
          ------------------------------------------------------------        MSCI data copyright MSCI 2015, all
                                -9.88%       -1.09%       8.94%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS VALUE PORTFOLIO -- CLASS R2 VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
January 29, 2008-October 31, 2015

                                     [CHART]

                   Emerging Markets Value       MSCI Emerging Markets Index
                     Portfolio Class R2                  (net div.)
                   ----------------------       ---------------------------
01/2008                   $10,000                         $10,000
01/2008                    10,050                           9,871
02/2008                    10,450                          10,599
03/2008                    10,097                          10,038
04/2008                    10,872                          10,853
05/2008                    10,962                          11,054
06/2008                     9,677                           9,952
07/2008                     9,489                           9,576
08/2008                     8,674                           8,811
09/2008                     7,174                           7,269
10/2008                     4,949                           5,280
11/2008                     4,569                           4,882
12/2008                     5,120                           5,263
01/2009                     4,675                           4,923
02/2009                     4,262                           4,646
03/2009                     5,002                           5,313
04/2009                     5,996                           6,197
05/2009                     7,342                           7,256
06/2009                     7,241                           7,159
07/2009                     8,197                           7,964
08/2009                     8,265                           7,935
09/2009                     9,035                           8,655
10/2009                     8,823                           8,666
11/2009                     9,388                           9,038
12/2009                     9,847                           9,395
01/2010                     9,297                           8,871
02/2010                     9,347                           8,902
03/2010                    10,147                           9,621
04/2010                    10,246                           9,738
05/2010                     9,147                           8,881
06/2010                     9,199                           8,816
07/2010                    10,085                           9,550
08/2010                     9,864                           9,365
09/2010                    11,031                          10,405
10/2010                    11,444                          10,707
11/2010                    11,031                          10,425
12/2010                    11,960                          11,169
01/2011                    11,583                          10,866
02/2011                    11,391                          10,764
03/2011                    12,043                          11,397
04/2011                    12,466                          11,751
05/2011                    11,990                          11,443
06/2011                    11,738                          11,267
07/2011                    11,639                          11,217
08/2011                    10,454                          10,214
09/2011                     8,577                           8,725
10/2011                     9,701                           9,881
11/2011                     9,206                           9,222
12/2011                     8,875                           9,111
01/2012                    10,102                          10,144
02/2012                    10,714                          10,752
03/2012                    10,253                          10,393
04/2012                     9,918                          10,269
05/2012                     8,817                           9,117
06/2012                     9,214                           9,469
07/2012                     9,155                           9,654
08/2012                     9,279                           9,622
09/2012                     9,873                          10,202
10/2012                     9,849                          10,269
12/2012                    10,564                          10,771
01/2013                    10,734                          10,920
02/2013                    10,550                          10,783
03/2013                    10,459                          10,597
04/2013                    10,547                          10,677
05/2013                    10,243                          10,403
06/2013                     9,377                           9,741
07/2013                     9,559                           9,842
08/2013                     9,356                           9,673
09/2013                    10,045                          10,302
10/2013                    10,497                          10,803
11/2013                    10,242                          10,645
12/2013                    10,137                          10,491
01/2014                     9,424                           9,810
02/2014                     9,634                          10,135
03/2014                    10,060                          10,446
04/2014                    10,122                          10,481
05/2014                    10,533                          10,847
06/2014                    10,806                          11,135
07/2014                    11,008                          11,350
08/2014                    11,250                          11,606
09/2014                    10,328                          10,746
10/2014                    10,313                          10,872
11/2014                    10,139                          10,757
12/2014                     9,665                          10,262
01/2015                     9,586                          10,323
02/2015                     9,924                          10,643
03/2015                     9,643                          10,491
04/2015                    10,597                          11,298
05/2015                    10,123                          10,846
06/2015                     9,800                          10,564
07/2015                     9,012                           9,832
08/2015                     8,193                           8,943              Past performance is not predictive of
09/2015                     7,917                           8,674              future performance.
10/2015                     8,406                           9,292              The returns shown do not reflect the
                                                                               deduction of taxes that a shareholder
          Average Annual        One         Five           From                would pay on fund distributions or the
          Total Return          Year        Years       01/29/2008             redemption of fund shares.
          --------------------------------------------------------------       MSCI data copyright MSCI 2015, all
                               -18.49%      -5.98%        -2.21%               rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
EMERGING MARKETS VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                    [CHART]


                         Emerging Markets
                         Value Portfolio -        MSCI Emerging Markets
                        Institutional Class       Index (net dividends)
                     -----------------------      ---------------------
10/1/2005                    $10,000                    $10,000
11/1/2005                     10,738                     10,827
12/1/2005                     11,411                     11,467
 1/1/2006                     12,502                     12,748
 2/1/2006                     12,550                     12,733
 3/1/2006                     12,974                     12,845
 4/1/2006                     14,105                     13,760
 5/1/2006                     12,576                     12,318
 6/1/2006                     12,461                     12,288
 7/1/2006                     12,756                     12,461
 8/1/2006                     12,987                     12,779
 9/1/2006                     13,251                     12,885
10/1/2006                     14,170                     13,497
11/1/2006                     15,206                     14,500
12/1/2006                     15,739                     15,153
 1/1/2007                     15,982                     14,993
 2/1/2007                     16,070                     14,904
 3/1/2007                     16,907                     15,496
 4/1/2007                     18,254                     16,231
 5/1/2007                     19,641                     17,019
 6/1/2007                     20,198                     17,816
 7/1/2007                     21,155                     18,756
 8/1/2007                     20,473                     18,358
 9/1/2007                     22,318                     20,385
10/1/2007                     24,766                     22,659
11/1/2007                     22,959                     21,052
12/1/2007                     22,923                     21,126
 1/1/2008                     20,640                     18,490
 2/1/2008                     21,464                     19,855
 3/1/2008                     20,742                     18,804
 4/1/2008                     22,342                     20,330
 5/1/2008                     22,533                     20,707
 6/1/2008                     19,911                     18,641
 7/1/2008                     19,521                     17,938
 8/1/2008                     17,848                     16,506
 9/1/2008                     14,769                     13,617
10/1/2008                     10,183                      9,890
11/1/2008                      9,410                      9,146
12/1/2008                     10,558                      9,859
 1/1/2009                      9,605                      9,222
 2/1/2009                      8,789                      8,702
 3/1/2009                     10,309                      9,953
 4/1/2009                     12,336                     11,609
 5/1/2009                     15,112                     13,593
 6/1/2009                     14,926                     13,409
 7/1/2009                     16,927                     14,917
 8/1/2009                     17,052                     14,864
 9/1/2009                     18,626                     16,213
10/1/2009                     18,185                     16,233
11/1/2009                     19,343                     16,930
12/1/2009                     20,301                     17,599
 1/1/2010                     19,145                     16,618
 2/1/2010                     19,294                     16,676
 3/1/2010                     20,992                     18,022
 4/1/2010                     21,128                     18,241
 5/1/2010                     18,913                     16,636
 6/1/2010                     19,031                     16,514
 7/1/2010                     20,792                     17,889
 8/1/2010                     20,415                     17,542
 9/1/2010                     22,866                     19,491
10/1/2010                     23,648                     20,057
11/1/2010                     22,879                     19,528
12/1/2010                     24,779                     20,921
 1/1/2011                     24,005                     20,354
 2/1/2011                     23,600                     20,164
 3/1/2011                     24,957                     21,349
 4/1/2011                     25,848                     22,012
 5/1/2011                     24,861                     21,434
 6/1/2011                     24,352                     21,104
 7/1/2011                     24,146                     21,011
 8/1/2011                     21,695                     19,133
 9/1/2011                     17,800                     16,344
10/1/2011                     20,138                     18,508
11/1/2011                     19,118                     17,275
12/1/2011                     18,431                     17,067
 1/1/2012                     20,987                     19,003
 2/1/2012                     22,265                     20,141
 3/1/2012                     21,307                     19,468
 4/1/2012                     20,611                     19,236
 5/1/2012                     18,332                     17,079
 6/1/2012                     19,161                     17,738
 7/1/2012                     19,039                     18,084
 8/1/2012                     19,303                     18,024
 9/1/2012                     20,545                     19,111
10/1/2012                     20,279                     18,995
11/1/2012                     20,502                     19,236
12/1/2012                     22,000                     20,177
 1/1/2013                     22,354                     20,455
 2/1/2013                     21,978                     20,198
 3/1/2013                     21,790                     19,850
 4/1/2013                     21,982                     20,000
 5/1/2013                     21,355                     19,487
 6/1/2013                     19,557                     18,246
 7/1/2013                     19,936                     18,437
 8/1/2013                     19,512                     18,120
 9/1/2013                     20,953                     19,298
10/1/2013                     21,903                     20,236
11/1/2013                     21,372                     19,940
12/1/2013                     21,163                     19,652
 1/1/2014                     19,684                     18,376
 2/1/2014                     20,121                     18,984
 3/1/2014                     21,018                     19,567
 4/1/2014                     21,156                     19,633
 5/1/2014                     22,014                     20,318
 6/1/2014                     22,588                     20,858
 7/1/2014                     23,011                     21,261
 8/1/2014                     23,525                     21,740
 9/1/2014                     21,596                     20,129
10/1/2014                     21,572                     20,366
11/1/2014                     21,216                     20,151
12/1/2014                     20,229                     19,222
 1/1/2015                     20,064                     19,337
 2/1/2015                     20,779                     19,936
 3/1/2015                     20,190                     19,652
 4/1/2015                     22,201                     21,164
 5/1/2015                     21,211                     20,316
 6/1/2015                     20,536                     19,789
 7/1/2015                     18,886                     18,417
 8/1/2015                     17,173                     16,751            Past performance is not predictive of
 9/1/2015                     16,600                     16,247            future performance.
10/1/2015                     17,632                     17,406            The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
          Average Annual         One         Five         Ten              would pay on fund distributions or the
          Total Return           Year        Years       Years             redemption of fund shares.
          ----------------------------------------------------------       MSCI data copyright MSCI 2015, all
                                -18.27%      -5.70%      5.84%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS CORE EQUITY PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                     [CHART]


                    Emerging Markets Core Equity    MSCI Emerging Markets
                              Portfolio             Index (net dividends)
                  -------------------------------   ---------------------
10/1/2005                     $10,000                      $10,000
11/1/2005                      10,656                       10,827
12/1/2005                      11,282                       11,467
 1/1/2006                      12,292                       12,748
 2/1/2006                      12,311                       12,733
 3/1/2006                      12,557                       12,845
 4/1/2006                      13,419                       13,760
 5/1/2006                      11,918                       12,318
 6/1/2006                      11,723                       12,288
 7/1/2006                      11,946                       12,461
 8/1/2006                      12,235                       12,779
 9/1/2006                      12,478                       12,885
10/1/2006                      13,294                       13,497
11/1/2006                      14,214                       14,500
12/1/2006                      14,774                       15,153
 1/1/2007                      14,983                       14,993
 2/1/2007                      14,869                       14,904
 3/1/2007                      15,513                       15,496
 4/1/2007                      16,556                       16,231
 5/1/2007                      17,759                       17,019
 6/1/2007                      18,179                       17,816
 7/1/2007                      18,798                       18,756
 8/1/2007                      18,313                       18,358
 9/1/2007                      19,886                       20,385
10/1/2007                      21,953                       22,659
11/1/2007                      20,354                       21,052
12/1/2007                      20,312                       21,126
 1/1/2008                      18,324                       18,490
 2/1/2008                      18,922                       19,855
 3/1/2008                      18,234                       18,804
 4/1/2008                      19,617                       20,330
 5/1/2008                      19,704                       20,707
 6/1/2008                      17,507                       18,641
 7/1/2008                      17,322                       17,938
 8/1/2008                      16,172                       16,506
 9/1/2008                      13,637                       13,617
10/1/2008                       9,783                        9,890
11/1/2008                       9,130                        9,146
12/1/2008                      10,022                        9,859
 1/1/2009                       9,128                        9,222
 2/1/2009                       8,513                        8,702
 3/1/2009                       9,856                        9,953
 4/1/2009                      11,656                       11,609
 5/1/2009                      13,953                       13,593
 6/1/2009                      13,818                       13,409
 7/1/2009                      15,490                       14,917
 8/1/2009                      15,550                       14,864
 9/1/2009                      16,892                       16,213
10/1/2009                      16,580                       16,233
11/1/2009                      17,595                       16,930
12/1/2009                      18,399                       17,599
 1/1/2010                      17,389                       16,618
 2/1/2010                      17,581                       16,676
 3/1/2010                      19,097                       18,022
 4/1/2010                      19,279                       18,241
 5/1/2010                      17,411                       16,636
 6/1/2010                      17,558                       16,514
 7/1/2010                      19,144                       17,889
 8/1/2010                      18,890                       17,542
 9/1/2010                      21,147                       19,491
10/1/2010                      21,770                       20,057
11/1/2010                      21,188                       19,528
12/1/2010                      22,744                       20,921
 1/1/2011                      22,026                       20,354
 2/1/2011                      21,646                       20,164
 3/1/2011                      22,877                       21,349
 4/1/2011                      23,781                       22,012
 5/1/2011                      23,124                       21,434
 6/1/2011                      22,802                       21,104
 7/1/2011                      22,751                       21,011
 8/1/2011                      20,697                       19,133
 9/1/2011                      17,273                       16,344
10/1/2011                      19,466                       18,508
11/1/2011                      18,634                       17,275
12/1/2011                      18,048                       17,067
 1/1/2012                      20,174                       19,003
 2/1/2012                      21,440                       20,141
 3/1/2012                      20,770                       19,468
 4/1/2012                      20,310                       19,236
 5/1/2012                      18,174                       17,079
 6/1/2012                      18,989                       17,738
 7/1/2012                      18,999                       18,084
 8/1/2012                      19,200                       18,024
 9/1/2012                      20,294                       19,111
10/1/2012                      20,156                       18,995
11/1/2012                      20,464                       19,236
12/1/2012                      21,746                       20,177
 1/1/2013                      21,938                       20,455
 2/1/2013                      21,788                       20,198
 3/1/2013                      21,557                       19,850
 4/1/2013                      21,802                       20,000
 5/1/2013                      21,205                       19,487
 6/1/2013                      19,681                       18,246
 7/1/2013                      19,950                       18,437
 8/1/2013                      19,434                       18,120
 9/1/2013                      20,821                       19,298
10/1/2013                      21,719                       20,236
11/1/2013                      21,362                       19,940
12/1/2013                      21,172                       19,652
 1/1/2014                      19,834                       18,376
 2/1/2014                      20,552                       18,984
 3/1/2014                      21,303                       19,567
 4/1/2014                      21,455                       19,633
 5/1/2014                      22,162                       20,318
 6/1/2014                      22,738                       20,858
 7/1/2014                      22,946                       21,261
 8/1/2014                      23,656                       21,740
 9/1/2014                      22,009                       20,129
10/1/2014                      22,130                       20,366
11/1/2014                      21,899                       20,151
12/1/2014                      20,979                       19,222
 1/1/2015                      21,145                       19,337
 2/1/2015                      21,755                       19,936
 3/1/2015                      21,389                       19,652
 4/1/2015                      22,864                       21,164
 5/1/2015                      22,054                       20,316
 6/1/2015                      21,466                       19,789
 7/1/2015                      20,031                       18,417
 8/1/2015                      18,283                       16,751           Past performance is not predictive of
 9/1/2015                      17,898                       16,247           future performance.
10/1/2015                      18,922                       17,406           The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          Average Annual         One          Five          Ten              would pay on fund distributions or the
          Total Return           Year         Years        Years             redemption of fund shares.
          ------------------------------------------------------------       MSCI data copyright MSCI 2015, all
                                -14.49%       -2.76%       6.59%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 U.S. Equity Market Review                   12 Months Ended October 31, 2015

   U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.5%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

              Total Return for 12 Months Ended October 31, 2015
               -------------------------------------------------

              Russell 3000(R) Index........................ 4.49%
              Russell Microcap(R) Index (micro-cap stocks). 0.82%
              Russell 2000(R) Index (small-cap stocks)..... 0.34%
              Russell 1000(R) Index (large-cap stocks)..... 4.86%
              Dow Jones U.S. Select REIT Index/SM/......... 6.87%

   Growth stocks outperformed value stocks as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2015
               -------------------------------------------------

         Russell 2000(R) Value Index (small-cap value stocks)... -2.88%
         Russell 2000(R) Growth Index (small-cap growth stocks).  3.52%
         Russell 1000(R) Value Index (large-cap value stocks)...  0.53%
         Russell 1000(R) Growth Index (large-cap growth stocks).  9.18%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2015, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the period were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small-cap, and/or micro-cap companies relative to widely used benchmarks.

Master-Feeder Structure

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

Enhanced U.S. Large Company Portfolio

   The Enhanced U.S. Large Company Portfolio seeks to outperform the total return of the S&P 500(R) Index. This strategy uses S&P 500(R) Index futures contracts, swaps, and/or ETFs in conjunction with investment grade, short-term fixed income instruments. As of October 31, 2015, 100% of the equity exposure consisted of S&P 500(R) Index futures contracts. The behavior of S&P 500(R) Index futures contracts is determined principally by the performance of the S&P 500(R) Index.

   For the 12 months ended October 31, 2015, the total return was 5.25% for the Portfolio versus 5.20% for the S&P 500(R) Index. Relative to the Index, the Portfolio's outperformance was primarily due to the performance of the fixed income component of the Portfolio. The net return of the fixed income component was greater than the average interest rate priced into the S&P 500(R) futures contracts that the Portfolio purchased throughout the year.

U.S. Large Cap Equity Portfolio

   The U.S. Large Cap Equity Portfolio is designed to capture the returns of U.S. large-cap stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 930 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were 3.49% for the Portfolio and 4.86% for the Russell 1000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the Index to stocks closer to the market cap break and value stocks, which contributed to the Portfolio's relative underperformance as these stocks underperformed.

U.S. Large Cap Value Portfolio

   The U.S. Large Cap Value Portfolio is designed to capture the returns of U.S. large-cap value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Master Fund held approximately 300 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2015, total returns were 1.16% for the Portfolio and 0.53% for the Russell 1000(R) Value Index. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Master Fund had a smaller allocation than the Index to the largest market cap stocks and a greater allocation to the remainder of the eligible large-cap universe, which benefited relative performance as the largest market cap value stocks underperformed.

U.S. Targeted Value Portfolio

   The U.S. Targeted Value Portfolio seeks to capture the returns of U.S. small- and mid-cap value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 1,500 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were -1.33% for the Portfolio's Class R1 shares, -1.49% for the Portfolio's Class R2 shares, -1.20% for the Portfolio's Institutional Class shares, and -2.88% for the Russell 2000(R) Value Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the Index to mid-cap stocks and a lower allocation to small-cap stocks. Mid-cap stocks outperformed small-caps during the period, which benefited the Portfolio's relative performance. The Portfolio's exclusion of real estate investment trusts (REITs) contributed to relative outperformance as REITs underperformed most other sectors during the period.

U.S. Small Cap Value Portfolio

   The U.S. Small Cap Value Portfolio is designed to capture the returns of U.S. small-cap value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 1,150 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were -2.83% for the Portfolio and -2.88% for the Russell 2000(R) Value Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio performed in line with the Index. The Portfolio had a greater allocation than the Index to stocks closer to the market cap break, which outperformed during the period and benefited the Portfolio's relative performance. The Portfolio consistently emphasizes deep value stocks. During the period, deep value stocks underperformed and the Portfolio's greater allocation to deep value stocks detracted from the Portfolio's relative performance.

U.S. Core Equity 1 Portfolio

   The U.S. Core Equity 1 Portfolio invests in a broadly diversified group of securities within the U.S. market with increased exposure to smaller company stocks and value stocks relative to the market. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 2,800 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were 3.26% for the Portfolio and 4.49% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the Index to small-cap stocks and value stocks, which contributed to the Portfolio's relative underperformance as small-cap stocks underperformed large-cap stocks and value stocks underperformed growth stocks during the period.

U.S. Core Equity 2 Portfolio

   The U.S. Core Equity 2 Portfolio invests in a broadly diversified group of securities within the U.S. market with increased exposure to smaller company stocks and value stocks relative to the U.S. Core Equity 1 Portfolio and the market. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 2,800 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were 1.92% for the Portfolio and 4.49% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the Index to small-cap stocks and value stocks, which contributed to the Portfolio's relative underperformance as small-cap stocks underperformed large-cap stocks and value stocks underperformed growth stocks during the period.

U.S. Vector Equity Portfolio

   The U.S. Vector Equity Portfolio invests in a broadly diversified group of U.S. stocks with increased exposure to smaller company stocks and value stocks relative to the market. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 2,700 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were -0.18% for the Portfolio and 4.49% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the Index to small-cap stocks and value stocks, which contributed to the Portfolio's relative underperformance as small-cap stocks underperformed large-cap stocks and value stocks underperformed growth stocks during the period.

U.S. Small Cap Portfolio

   The U.S. Small Cap Portfolio is designed to capture the returns of U.S. small-cap stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 2,000 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were 2.34% for the Portfolio and 0.34% for the Russell 2000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a smaller allocation than the Index to micro-cap stocks. Micro-cap stocks underperformed, which contributed to the Portfolio's relative outperformance. The Portfolio's exclusion of real estate investment trusts (REITs) contributed to relative outperformance as REITs underperformed most other sectors during the period.

U.S. Micro Cap Portfolio

   The U.S. Micro Cap Portfolio is designed to capture the returns of the smallest U.S. company stocks and generally has a smaller market capitalization profile than the U.S. Small Cap Portfolio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 1,600 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were 1.11% for the Portfolio and 0.34% for the Russell 2000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a substantially larger allocation than the Index to micro-cap stocks. While micro-caps generally underperformed the rest of the small-cap universe, the Portfolio's micro-cap holdings in total outperformed those in the Index and benefited relative performance. The Portfolio's exclusion of real estate investment trusts (REITs) contributed to the Portfolio's relative outperformance as REITs underperformed most other sectors during the period. The Portfolio excluded certain stocks with low profitability. These stocks generally underperformed during the period, which benefited the Portfolio's relative performance.

DFA Real Estate Securities Portfolio

   The DFA Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of U.S. real estate securities. As of October 31, 2015, the Portfolio held approximately 150 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of portfolio assets.

   For the 12 months ended October 31, 2015, total returns were 5.89% for the Portfolio, 6.87% for the Dow Jones U.S. Select REIT Index/SM/, and 5.20% for the S&P 500(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. real estate securities market rather than the behavior of a limited number of securities. The Portfolio held net lease REITs not eligible in the Dow Jones U.S. Select REIT Index/SM/. These securities generally underperformed the overall Index and were a primary driver of the Portfolio's relative underperformance.

 International Equity Market Review          12 Months Ended October 31, 2015

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks and growth stocks had positive returns while large-cap stocks and value stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2015
                       --------------------------------

                                              Return in U.S. Dollars
           -                                  ----------------------
           MSCI World ex USA Index...........         -1.81%
           MSCI World ex USA Small Cap Index.          4.66%
           MSCI World ex USA Value Index.....         -5.92%
           MSCI World ex USA Growth Index....          2.33%

   During the period, the U.S. dollar (USD) appreciated against most developed markets currencies, decreasing USD-denominated returns in developed markets.

                           12 Months Ended October 31, 2015
                            --------------------------------

Ten Largest Foreign Developed Markets by Market Cap  Local Return Return in U.S. Dollars
---------------------------------------------------  ------------ ----------------------
                  United Kingdom....................     0.01%            -3.45%
                  Japan.............................    17.41%             9.07%
                  Canada............................    -5.27%           -18.37%
                  France............................    18.69%             4.64%
                  Switzerland.......................     3.70%             1.25%
                  Germany...........................    16.20%             2.45%
                  Australia.........................    -2.25%           -20.66%
                  Spain.............................     0.50%           -11.40%
                  Hong Kong.........................    -1.73%            -1.67%
                  Sweden............................     9.47%            -4.59%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2015, all rights reserved.

   Emerging markets had weaker performance over the period than non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks outperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2015
                       --------------------------------

                                                Return in U.S. Dollars
         -                                      ----------------------
         MSCI Emerging Markets Index...........        -14.53%
         MSCI Emerging Markets Small Cap Index.         -8.61%
         MSCI Emerging Markets Value Index.....        -17.62%
         MSCI Emerging Markets Growth Index....        -11.50%

   During the period, the U.S. dollar (USD) appreciated against most emerging markets currencies, decreasing USD-denominated returns in emerging markets.

                      12 Months Ended October 31, 2015
                       --------------------------------

Ten Largest Emerging Markets by Market Cap  Local Return Return in U.S. Dollars
------------------------------------------  ------------ ----------------------
              China........................    -0.76%            -0.70%
              Korea........................    -0.03%            -6.28%
              Taiwan.......................    -2.50%            -8.65%
              India........................    -2.15%            -8.06%
              South Africa.................     7.82%           -13.73%
              Brazil.......................   -15.36%           -45.97%
              Mexico.......................     0.26%           -18.22%
              Russia.......................     8.87%           -20.92%
              Malaysia.....................    -8.60%           -30.02%
              Indonesia....................   -12.35%           -22.61%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2015, all rights reserved.

 Global Real Estate Market Review            12 Months Ended October 31, 2015

   Publicly traded global real estate investment trusts (REITs) produced positive overall returns during the period. REITs generally outperformed non-U.S. equity markets but underperformed U.S. equities. The U.S. REIT market, the world's largest, had positive performance and outperformed non-U.S. REITs overall. Among larger REIT markets, the UK delivered the highest returns while Canada had the weakest performance during the period. As measured by the S&P Global REIT Index, specialized REITs had the biggest gains while hotel and resort REITs had the weakest returns.

                       12 Months Ended October 31, 2015
                       --------------------------------

                                                    Return in U.S. Dollars
     -                                              ----------------------
     S&P Global ex U.S. REIT Index (net dividends).         0.04%
     S&P Global REIT Index (net dividends).........         2.59%

----------
Source: Standard and Poor's. Copyright S&P, 2015. All rights reserved.

Master-Feeder Structure

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

Large Cap International Portfolio

   The Large Cap International Portfolio seeks to capture the returns of a broadly diversified portfolio of international large-cap stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 1,300 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were -3.10% for the Portfolio and -1.81% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the international equity markets rather than by the behavior of a limited number of stocks. For the period, the Portfolio's relative underperformance was primarily attributable to differences in the valuation timing and methodology between the Portfolio and the Index. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

International Core Equity Portfolio

   The International Core Equity Portfolio invests in a broadly diversified group of international stocks, with increased exposure to smaller company stocks and those with value characteristics as measured by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 4,900 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were -1.10% for the Portfolio and -1.81% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories while the Index primarily holds large-cap and mid-cap stocks. International small-cap stocks generally outperformed international large-cap and mid-cap stocks during the period, and the Portfolio's exposure to small-cap stocks benefited performance relative to the Index. In particular, the Portfolio's emphasis on small-cap stocks resulted in a lower allocation to large-cap financial stocks, which underperformed for the period and the relative underweight contributed to the Portfolio's performance. The Portfolio's greater exposure than the Index to value stocks detracted from the Portfolio's relative performance as value stocks generally underperformed during the period.

International Small Company Portfolio

   The International Small Company Portfolio is designed to capture the returns of international small-cap stocks by purchasing shares of five Master Funds that invest individually in Canada, the United Kingdom, Continental Europe (including Israel and excluding the U.K.), Japan, and the Asia Pacific region ex Japan. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Master Funds collectively held approximately 4,100 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were 3.30% for the Portfolio and 4.66% for the MSCI World ex USA Small Cap Index (net dividends). As a result of each Master Fund's diversified investment approach, the Portfolio's performance was determined principally by broad trends in international equity markets rather than the behavior of a limited number of stocks. The Master Funds' greater allocation than the Index to micro-cap securities detracted from relative performance as micro-caps generally underperformed other small-cap securities. The Portfolio's underperformance was partially offset by the Master Funds' exclusion of real estate investment trusts (REITs) and small low profitability securities, both of which underperformed during the period. Differences in the valuation timing and methodology between the Master Funds and the Index detracted from the Portfolio's relative performance. The Master Funds price foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Master Funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

Japanese Small Company Portfolio

   The Japanese Small Company Portfolio is designed to capture the returns of Japanese small company stocks by purchasing shares of The Japanese Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Master Fund held approximately 1,440 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2015, total returns were 8.62% for the Portfolio and 12.83% for the MSCI Japan Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the Japanese equity market, rather than the behavior of a limited number of stocks. The Master Fund had a greater allocation than the Index to micro-cap securities, and micro-cap securities underperformed relative to other small-caps, which detracted from the Portfolio's relative performance. The Portfolio's underperformance was partially offset by the Master Fund's exclusion of real estate investment trusts (REITs), which underperformed the overall Index. The Portfolio's relative performance also benefited from the Master Fund's exclusion of small- and micro-cap securities with both high relative prices and low profitability as these securities underperformed. Differences in the valuation timing and methodology between the Master Fund and the Index detracted from the Portfolio's relative performance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

Asia Pacific Small Company Portfolio

   The Asia Pacific Small Company Portfolio is designed to capture the returns of small-cap stocks in Australia, Hong Kong, New Zealand, and Singapore, by purchasing shares of The Asia Pacific Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Master Fund held approximately 830 securities across the eligible countries. Country allocations generally reflect the approximate weights of individual securities within a universe of these countries' stocks constructed by the Advisor. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2015, total returns were -12.19% for the Portfolio and -14.67% for the MSCI Pacific ex Japan Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in Asia Pacific equity markets rather than the behavior of a limited number of stocks. The Master Fund's exclusion of small low profitability securities benefited the Portfolio's relative performance as these securities underperformed. The Master Fund's holdings in Hong Kong, particularly in micro-caps, outperformed those in the Index and benefited the Portfolio's relative performance.

United Kingdom Small Company Portfolio

   The United Kingdom Small Company Portfolio is designed to capture the returns of U.K. small company stocks by purchasing shares of The United Kingdom Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Master Fund held approximately 320 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2015, total returns were 9.43% for the Portfolio and 12.42% for the MSCI UK Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.K. equity market, rather than the behavior of a limited number of stocks. The Master Fund's exclusion of real estate investment trusts (REITs) detracted from relative performance as REITs in the United Kingdom generally outperformed other sectors during the period. Due to differences in methodology, the Master Fund may hold names that are larger in size than those included in the Index, resulting in differences in sector weights. During the period, these differences in sector weights contributed to the Portfolio's relative underperformance. For instance, the Master Fund had a lower allocation to financials, which outperformed and detracted from the Portfolio's relative performance, and a higher allocation to industrials, which underperformed and detracted from the Portfolio's relative performance. The Portfolio's underperformance was partially offset by the Master Fund's exclusion of small- and micro-cap securities with high relative prices and low profitability, as these securities underperformed during the period. Differences in the valuation timing and methodology between the Master Fund and the Index detracted from the Portfolio's relative performance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

Continental Small Company Portfolio

   The Continental Small Company Portfolio is designed to capture the returns of small-cap stocks in the developed markets of Europe (excluding the U.K.) and Israel, by purchasing shares of The Continental Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Master Fund held approximately 1,160 securities in 15 eligible developed continental European countries and Israel. Country allocations generally reflect the approximate weights of individual securities within a universe of continental European and Israeli small company stocks constructed by the Advisor. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2015, total returns were 9.37% for the Portfolio and 11.38% for the MSCI Europe ex UK Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the continental European (excluding the U.K.) and Israeli equity markets, rather than the behavior of a limited number of stocks. Due to differences in methodology, the Master Fund may hold names that are larger in size than those included in the Index, resulting in differences in individual holdings. Within the financial sector, these holding differences detracted from the Portfolio's relative performance as the Master Fund's financial holdings underperformed the Index's financial holdings. Differences in the valuation timing and methodology between the Master Fund and the Index detracted from the Portfolio's relative performance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

DFA International Real Estate Securities Portfolio

   The DFA International Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of real estate securities in international markets. As of October 31, 2015, the Portfolio held approximately 240 securities in 21 approved developed and emerging market countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of portfolio assets.

   For the 12 months ended October 31, 2015, total returns were -0.37% for the Portfolio and 0.04% for the S&P Global ex US REIT Index (net dividends). As a result of the Portfolio's diversified approach, performance was determined principally by broad trends in international real estate securities markets rather than the behavior of a limited number of stocks. Differences in the valuation timing and methodology between the Portfolio and the Index generally detracted from the Portfolio's relative performance. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices. For the period, both the currency and fair value adjustments negatively impacted the Portfolio's relative performance, compared to the Index.

DFA Global Real Estate Securities Portfolio

   The DFA Global Real Estate Securities Portfolio, a fund of funds, is designed to capture the returns of a broadly diversified portfolio of real estate securities in U.S. and international markets. As of October 31, 2015, the Portfolio invested in the DFA International Real Estate Securities Portfolio, the DFA Real Estate Securities Portfolio, and individual securities. As of October 31, 2015, the Portfolio held approximately 380 securities in 22 approved developed and emerging markets countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were 3.44% for the Portfolio and 2.59% for the S&P Global REIT Index (net dividends). As a result of the Portfolio's diversified approach, performance was principally determined by broad trends in global real estate securities markets rather than the behavior of a limited number of stocks. Withholding tax rate differences between the Portfolio and the Index were a primary driver of the Portfolio's relative outperformance. The Portfolio excludes certain securities from eligibility that the Index holds. These securities generally underperformed, and the Portfolio's exclusion of these securities had a beneficial impact on the Portfolio's relative performance.

DFA International Small Cap Value Portfolio

   The DFA International Small Cap Value Portfolio is designed to capture the returns of international small-cap value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 2,200 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were 3.31% for the Portfolio and 4.66% for the MSCI World ex USA Small Cap Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in international equity markets rather than the behavior of a limited number of stocks. The Portfolio's focus on value stocks detracted from the Portfolio's relative performance as value underperformed growth-oriented stocks during the period. Differences in the valuation timing and methodology between the Portfolio and the Index also detracted from the Portfolio's relative performance. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

International Vector Equity Portfolio

   The International Vector Equity Portfolio is designed to capture the returns of a broadly diversified basket of international stocks with increased exposure to smaller company stocks and those with value characteristics as measured by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 4,500 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were -1.14% for the Portfolio and -1.81% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories, other than growth-oriented mega-cap securities, while the Index primarily holds large-cap and mid-cap stocks. International small-cap stocks generally outperformed international large-cap and mid-cap stocks during the period, and the Portfolio's exposure to small-cap stocks benefited performance relative to the Index. In particular, the Portfolio's emphasis on small-cap stocks resulted in a lower allocation to large-cap financial stocks, which underperformed for the period and the relative underweight contributed to the Portfolio's relative performance. The Portfolio's greater exposure than the Index to value stocks detracted from relative performance as value stocks generally underperformed during the period.

World ex U.S. Value Portfolio

   The World ex U.S. Value Portfolio is designed to capture the returns of value stocks across all market capitalizations in international developed and emerging markets. The Portfolio may pursue its objective by holding direct securities, by purchasing shares of funds managed by Dimensional (The DFA International Value Series, The DFA International Small Cap Value Portfolio, and The Dimensional Emerging Markets Value Fund (the "Underlying Funds")), or by a combination of securities and Underlying Funds. Value is measured primarily by using the book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Underlying Funds collectively held approximately 4,900 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were -7.77% for the Portfolio and -4.68% for the MSCI All Country World ex USA Index (net dividends). As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in the international and emerging equity markets rather than the behavior of a limited number of stocks. The Underlying Funds had greater exposure than the Index to value stocks. Value stocks generally underperformed during the period, which detracted from the Portfolio's relative performance. The Underlying Funds invest in stocks across all size categories while the Index primarily holds large-cap and mid-cap stocks. Small-cap stocks generally outperformed large- and mid-caps during the period, and the Portfolio's greater exposure to small-caps benefited the Portfolio's relative performance. Differences in the valuation timing and methodology between the Portfolio and the Index generally detracted from the Portfolio's relative performance. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

World ex U.S. Targeted Value Portfolio

   The World ex U.S. Targeted Value Portfolio is designed to capture the returns of small- and mid-cap value stocks in international developed and emerging markets. Prior to September 8, 2015, the Portfolio purchased shares of the DFA International Small Cap Value Portfolio, the International Vector Equity Portfolio, the Dimensional Emerging Markets Value Fund, and the Emerging Markets Small Cap Series (the "Underlying Funds"). After that date, the Portfolio began purchasing securities directly, and on September 23, 2015, the Portfolio redeemed its last holdings of the Underlying Funds, investing solely in securities. Value is measured primarily by using the book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 2,800 securities. In general, cash exposure was low throughout the period with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were -2.88% for the Portfolio and 1.53% for the MSCI All Country World ex USA Small Cap Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio focuses on value stocks and has minimal exposure to growth stocks, while the Index is neutral with regard to value or growth. Growth stocks outperformed during the period, which detracted from the Portfolio's relative performance. In addition, two of the Underlying Funds -- the International Vector Equity Portfolio and the Emerging Markets Value Fund -- can invest in mid-cap and large-cap securities while the Index primarily holds small-caps. This difference in allocations detracted from the Portfolio's relative performance as larger securities generally underperformed.

World ex U.S. Core Equity Portfolio

   The World ex U.S. Core Equity Portfolio is designed to capture the returns of a broadly diversified basket of international stocks in developed and emerging markets with increased exposure to smaller company stocks and those with value characteristics as measured by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 5,800 securities in 43 eligible developed and emerging markets. In general, cash exposure was low throughout the period with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were -4.50% for the Portfolio and -4.68% for the MSCI All Country World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories while the Index primarily holds large-cap and mid-cap stocks. Non-U.S. small-cap stocks generally outperformed non-U.S.

large-cap and mid-cap stocks during the period, and the Portfolio's exposure to small-cap stocks benefited the Portfolio's performance relative to the Index.
In particular, the Portfolio's emphasis on small-cap stocks resulted in a lower allocation to large-cap financial stocks, which underperformed for the period and contributed to the Portfolio's relative performance. The Portfolio's greater exposure than the Index to value stocks detracted from the Portfolio's relative performance as value stocks generally underperformed during the period.

World Core Equity Portfolio

   The World Core Equity Portfolio seeks long-term capital appreciation generally by investing in a combination of mutual funds managed by Dimensional Fund Advisors LP ("Dimensional" or the "Advisor"). As of October 31, 2015, the Portfolio's investments included the U.S. Core Equity 1 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the "Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Underlying Funds collectively held approximately 11,800 equity securities in 44 countries.

   For the 12 months ended October 31, 2015, total returns were -0.61% for the Portfolio and -0.03% for the MSCI All Country World Index (net dividends). As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity markets rather than the behavior of a limited group of stocks. The Underlying Funds' greater exposure than the Index to value stocks detracted from the Portfolio's relative performance as value stocks generally underperformed during the period. The Underlying Funds' greater exposure to small-cap stocks in the U.S. also detracted from the Portfolio's relative performance as U.S. small-caps underperformed U.S. large-cap stocks for the period.

Selectively Hedged Global Equity Portfolio

   The Selectively Hedged Global Equity Portfolio seeks long-term capital appreciation by investing in a combination of mutual funds managed by Dimensional. As of October 31, 2015, the mutual funds in which the Portfolio invested include the U.S. Core Equity 2 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (the "Underlying Funds"). The Portfolio hedges foreign currency exposure on a selective basis to capture positive forward currency premiums. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Underlying Funds collectively held approximately 11,800 equity securities in 44 countries.

   For the 12 months ended October 31, 2015, total returns were -0.34% for the Portfolio and -0.03% for the MSCI All Country World Index (net dividends). As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity markets rather than the behavior of a limited group of stocks in a particular industry or country. The Underlying Funds invest in stocks across all eligible countries but had a lower allocation than the Index to the U.S. and a higher allocation to emerging markets. For the period, U.S. securities significantly outperformed emerging market securities, and the Underlying Funds' country allocation detracted from the Portfolio's relative performance. The Underlying Funds' greater exposure than the Index to value stocks detracted from the Portfolio's relative performance as value stocks generally underperformed during the period. To a lesser extent, the Portfolio's strategy of selectively hedging foreign currency exposure contributed to relative returns, particularly hedging euro and Japanese yen exposure, as both of these currencies depreciated against the U.S. dollar.

Emerging Markets Portfolio

   The Emerging Markets Portfolio is designed to capture the returns of large-cap stocks in selected emerging markets countries by purchasing shares of The Emerging Markets Series, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Master Fund held approximately 1,100 securities across 21 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2015, total returns were -15.24% for the Portfolio and -14.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified approach, performance was generally determined by broad trends in emerging markets rather than the behavior of a limited number of stocks. The Portfolio's relative underperformance was driven primarily by country allocation differences between the Master Fund and the Index. The Master Fund's lower allocation to China, which outperformed most other emerging markets during the period, detracted from the Portfolio's relative performance. This was partially offset by the Master Fund's greater allocation to Taiwan, which also generally outperformed.

Emerging Markets Small Cap Portfolio

   The Emerging Markets Small Cap Portfolio is designed to capture the returns of small-cap stocks in selected emerging markets by purchasing shares of the Emerging Markets Small Cap Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund's investment strategy is process driven emphasizing broad diversification. As of October 31, 2015, the Master Fund held approximately 3,300 securities across 17 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2015, total returns were -9.88% for the Portfolio and -14.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified approach, performance was principally determined by broad trends in emerging markets rather than the behavior of a limited number of stocks. The Master Fund focuses on small-cap stocks while the Index primarily holds large-cap and mid-cap stocks. Emerging markets small-cap stocks outperformed emerging markets large-caps and mid-caps over the period, and the Master Fund's greater exposure to small-caps benefited the Portfolio's relative performance.

Emerging Markets Value Portfolio

   The Emerging Markets Value Portfolio is designed to capture the returns of value stocks of large- and small-cap companies in selected emerging markets by purchasing shares of the Dimensional Emerging Markets Value Fund, a Master Fund managed by Dimensional that invests in such securities. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Master Fund held approximately 2,300 securities across 19 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2015, total returns were -18.49% for the Portfolio's Class R2 shares, -18.27% for the Portfolio's Institutional Class shares, and -14.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was generally determined by broad trends in emerging markets rather than the behavior of a limited number of stocks. The Master Fund invests primarily in value stocks while the Index is neutral with regard to value or growth stocks. Emerging markets value stocks generally underperformed during the period, which was the primary driver of the Portfolio's relative underperformance.

Emerging Markets Core Equity Portfolio

   The Emerging Markets Core Equity Portfolio is designed to capture the returns of a broad universe of stocks in selected emerging markets with increased exposure to smaller company stocks and those stocks with value characteristics, as measured by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Portfolio held approximately 4,100 securities across 21 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, total returns were -14.49% for the Portfolio and -14.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Portfolio's diversified approach, performance was generally determined by broad trends in emerging markets rather than the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories while the Index primarily holds large- and mid-cap stocks. Emerging markets small-cap stocks generally outperformed emerging markets large- and mid-cap stocks during the period, and the Portfolio's exposure to small-cap stocks benefited the Portfolio's performance relative to the Index. The Portfolio's greater exposure than the Index to value stocks detracted from the Portfolio's relative performance as value stocks generally underperformed during the period. The Portfolio's smaller allocation than the Index to China, among the best performing emerging markets during the period, also detracted from the Portfolio's relative performance.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended October 31, 2015
 EXPENSE TABLES
                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        05/01/15  10/31/15    Ratio*   Period*
                                        --------- --------- ---------- --------
 Enhanced U.S. Large Company Portfolio
 -------------------------------------
 Actual Fund Return
  Institutional Class Shares........... $1,000.00 $1,007.50    0.24%    $1.21
 Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,024.00    0.24%    $1.22

 U.S. Large Cap Equity Portfolio
 -------------------------------
 Actual Fund Return
  Institutional Class Shares........... $1,000.00 $  991.60    0.19%    $0.95
 Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,024.25    0.19%    $0.97

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     05/01/15  10/31/15    Ratio*   Period*
                                     --------- --------- ---------- --------
   U.S. Large Cap Value Portfolio**
   --------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $  974.90    0.28%    $1.39
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.79    0.28%    $1.43

   U.S. Targeted Value Portfolio
   -----------------------------
   Actual Fund Return
    Class R1 Shares................. $1,000.00 $  953.30    0.48%    $2.36
    Class R2 Shares................. $1,000.00 $  952.50    0.63%    $3.10
    Institutional Class Shares...... $1,000.00 $  953.70    0.38%    $1.87
   Hypothetical 5% Annual Return
    Class R1 Shares................. $1,000.00 $1,022.79    0.48%    $2.45
    Class R2 Shares................. $1,000.00 $1,022.03    0.63%    $3.21
    Institutional Class Shares...... $1,000.00 $1,023.29    0.38%    $1.94

   U.S. Small Cap Value Portfolio
   ------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $  942.50    0.53%    $2.59
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,022.53    0.53%    $2.70

   U.S. Core Equity 1 Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $  985.60    0.20%    $1.00
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,024.20    0.20%    $1.02

   U.S. Core Equity 2 Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $  974.30    0.23%    $1.14
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,024.05    0.23%    $1.17

   U.S. Vector Equity Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $  962.70    0.33%    $1.63
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.54    0.33%    $1.68

   U.S. Small Cap Portfolio
   ------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $  981.40    0.38%    $1.90
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.29    0.38%    $1.94

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                          Beginning  Ending              Expenses
                                           Account  Account   Annualized   Paid
                                            Value    Value     Expense    During
                                          05/01/15  10/31/15    Ratio*   Period*
                                          --------- --------- ---------- --------
U.S. Micro Cap Portfolio
------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  974.60    0.53%    $2.64
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.53    0.53%    $2.70

DFA Real Estate Securities Portfolio
------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,033.30    0.18%    $0.92
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,024.30    0.18%    $0.92

Large Cap International Portfolio
---------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  921.30    0.29%    $1.40
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.74    0.29%    $1.48

International Core Equity Portfolio
-----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  933.40    0.39%    $1.90
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.24    0.39%    $1.99

International Small Company Portfolio***
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  963.00    0.54%    $2.67
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.48    0.54%    $2.75

Japanese Small Company Portfolio**
----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,012.40    0.54%    $2.74
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.48    0.54%    $2.75

Asia Pacific Small Company Portfolio**
--------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  864.40    0.55%    $2.58
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.43    0.55%    $2.80

United Kingdom Small Company Portfolio**
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,008.70    0.58%    $2.94
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.28    0.58%    $2.96

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                    Beginning  Ending              Expenses
                                                     Account  Account   Annualized   Paid
                                                      Value    Value     Expense    During
                                                    05/01/15  10/31/15    Ratio*   Period*
                                                    --------- --------- ---------- --------
Continental Small Company Portfolio**
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  978.90    0.55%    $2.74
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.43    0.55%    $2.80

DFA International Real Estate Securities Portfolio
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  958.20    0.29%    $1.43
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.74    0.29%    $1.48

DFA Global Real Estate Securities Portfolio***
----------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,003.80    0.24%    $1.21
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,024.00    0.24%    $1.22

DFA International Small Cap Value Portfolio
-------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  956.90    0.69%    $3.40
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.73    0.69%    $3.52

International Vector Equity Portfolio
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  930.00    0.51%    $2.48
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.63    0.51%    $2.60

World ex U.S. Value Portfolio***
--------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  875.90    0.52%    $2.46
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.58    0.52%    $2.65

World ex U.S. Targeted Value Portfolio
--------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  912.80    0.66%    $3.18
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.88    0.66%    $3.36

World ex U.S. Core Equity Portfolio
-----------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  901.50    0.47%    $2.25
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.84    0.47%    $2.40

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               05/01/15  10/31/15    Ratio*   Period*
                                               --------- --------- ---------- --------
World Core Equity Portfolio***
------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $  945.90    0.35%    $1.72
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.44    0.35%    $1.79

Selectively Hedged Global Equity Portfolio***
---------------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $  938.80    0.40%    $1.95
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.19    0.40%    $2.04

Emerging Markets Portfolio**
----------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $  828.70    0.58%    $2.67
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.28    0.58%    $2.96

Emerging Markets Small Cap Portfolio**
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $  849.50    0.73%    $3.40
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,021.53    0.73%    $3.72

Emerging Markets Value Portfolio**
----------------------------------
Actual Fund Return
 Class R2 Shares.............................. $1,000.00 $  793.30    0.81%    $3.66
 Institutional Class Shares................... $1,000.00 $  794.20    0.56%    $2.53
Hypothetical 5% Annual Return
 Class R2 Shares.............................. $1,000.00 $1,021.12    0.81%    $4.13
 Institutional Class Shares................... $1,000.00 $1,022.38    0.56%    $2.85

Emerging Markets Core Equity Portfolio
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $  827.60    0.63%    $2.90
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.03    0.63%    $3.21

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

***The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company's holdings which reflect the investments by category or country.

FEEDER FUNDS

                                            Affiliated Investment Companies
                                            -------------------------------
    U.S. Large Cap Value Portfolio.........              100.0%
    Japanese Small Company Portfolio.......              100.0%
    Asia Pacific Small Company Portfolio...              100.0%
    United Kingdom Small Company Portfolio.              100.0%
    Continental Small Company Portfolio....              100.0%
    Emerging Markets Portfolio.............              100.0%
    Emerging Markets Small Cap Portfolio...              100.0%
    Emerging Markets Value Portfolio.......              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


FUND OF FUNDS

               International Small Company Portfolio...... 100.0%
               World ex U.S. Value Portfolio.............. 100.0%
               World Core Equity Portfolio................ 100.0%
               Selectively Hedged Global Equity Portfolio. 100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

                     Enhanced U.S. Large Company Portfolio
              Corporate....................................  23.3%
              Foreign Corporate............................  13.6%
              Foreign Government...........................   7.9%
              Government...................................  50.2%
              Supranational................................   5.0%
                                                            -----
                                                            100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        U.S. Large Cap Equity Portfolio
              Consumer Discretionary.......................  15.4%
              Consumer Staples.............................   8.5%
              Energy.......................................   7.2%
              Financials...................................  13.8%
              Health Care..................................  13.4%
              Industrials..................................  12.6%
              Information Technology.......................  19.9%
              Materials....................................   4.0%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   2.7%
              Utilities....................................   2.5%
                                                            -----
                                                            100.0%

                         U.S. Targeted Value Portfolio
              Consumer Discretionary.......................  13.5%
              Consumer Staples.............................   3.2%
              Energy.......................................   8.1%
              Financials...................................  28.3%
              Health Care..................................   5.7%
              Industrials..................................  19.6%
              Information Technology.......................  12.9%
              Materials....................................   6.4%
              Other........................................    --
              Telecommunication Services...................   1.2%
              Utilities....................................   1.1%
                                                            -----
                                                            100.0%

                        U.S. Small Cap Value Portfolio
              Consumer Discretionary.......................  15.7%
              Consumer Staples.............................   3.9%
              Energy.......................................   8.2%
              Financials...................................  27.0%
              Health Care..................................   6.2%
              Industrials..................................  18.2%
              Information Technology.......................  14.4%
              Materials....................................   5.5%
              Other........................................    --
              Telecommunication Services...................   0.8%
              Utilities....................................   0.1%
                                                            -----
                                                            100.0%

                         U.S. Core Equity 1 Portfolio
              Consumer Discretionary.......................  16.0%
              Consumer Staples.............................   8.0%
              Energy.......................................   6.9%
              Financials...................................  15.0%
              Health Care..................................  11.8%
              Industrials..................................  13.4%
              Information Technology.......................  19.1%
              Materials....................................   4.4%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   2.2%
              Utilities....................................   3.1%
                                                            -----
                                                            100.0%

                         U.S. Core Equity 2 Portfolio
              Consumer Discretionary.......................  15.3%
              Consumer Staples.............................   6.6%
              Energy.......................................   8.8%
              Financials...................................  17.2%
              Health Care..................................  10.8%
              Industrials..................................  14.4%
              Information Technology.......................  17.4%
              Materials....................................   4.7%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   2.5%
              Utilities....................................   2.2%
                                                            -----
                                                            100.0%

                         U.S. Vector Equity Portfolio
              Consumer Discretionary.......................  14.7%
              Consumer Staples.............................   4.4%
              Energy.......................................   9.0%
              Financials...................................  25.0%
              Health Care..................................   8.3%
              Industrials..................................  15.4%
              Information Technology.......................  14.2%
              Materials....................................   5.3%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   2.3%
              Utilities....................................   1.3%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                           U.S. Small Cap Portfolio
              Consumer Discretionary.......................  17.9%
              Consumer Staples.............................   4.4%
              Energy.......................................   3.1%
              Financials...................................  20.2%
              Health Care..................................   9.7%
              Industrials..................................  17.0%
              Information Technology.......................  17.6%
              Materials....................................   4.7%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   1.0%
              Utilities....................................   4.4%
                                                            -----
                                                            100.0%

                           U.S. Micro Cap Portfolio
              Consumer Discretionary.......................  17.7%
              Consumer Staples.............................   4.3%
              Energy.......................................   2.0%
              Financials...................................  19.6%
              Health Care..................................  11.4%
              Industrials..................................  20.1%
              Information Technology.......................  16.0%
              Materials....................................   5.1%
              Other........................................    --
              Telecommunication Services...................   1.8%
              Utilities....................................   2.0%
                                                            -----
                                                            100.0%

                     DFA Real Estate Securities Portfolio
              Real Estate Investment Trusts................ 100.0%
                                                            -----
                                                            100.0%

                       Large Cap International Portfolio
              Consumer Discretionary.......................  14.2%
              Consumer Staples.............................  11.1%
              Energy.......................................   6.4%
              Financials...................................  23.0%
              Health Care..................................  10.5%
              Industrials..................................  13.2%
              Information Technology.......................   4.5%
              Materials....................................   8.5%
              Other........................................    --
              Telecommunication Services...................   4.9%
              Utilities....................................   3.7%
                                                            -----
                                                            100.0%

                      International Core Equity Portfolio
              Consumer Discretionary.......................  16.8%
              Consumer Staples.............................   8.1%
              Energy.......................................   7.0%
              Financials...................................  20.7%
              Health Care..................................   6.5%
              Industrials..................................  17.2%
              Information Technology.......................   6.1%
              Materials....................................  11.1%
              Other........................................    --
              Telecommunication Services...................   3.3%
              Utilities....................................   3.2%
                                                            -----
                                                            100.0%

              DFA International Real Estate Securities Portfolio
              Consumer Staples.............................    --
              Financials...................................    --
              Real Estate Investment Trusts................ 100.0%
                                                            -----
                                                            100.0%

                  DFA Global Real Estate Securities Portfolio
              Affiliated Investment Companies..............  74.9%
              Common Stocks................................  25.1%
                                                            -----
                                                            100.0%

                  DFA International Small Cap Value Portfolio
              Consumer Discretionary.......................  19.1%
              Consumer Staples.............................   4.5%
              Energy.......................................   4.8%
              Financials...................................  21.7%
              Health Care..................................   1.6%
              Industrials..................................  25.4%
              Information Technology.......................   5.0%
              Materials....................................  17.0%
              Other........................................    --
              Telecommunication Services...................   0.2%
              Utilities....................................   0.7%
                                                            -----
                                                            100.0%

                     International Vector Equity Portfolio
              Consumer Discretionary.......................  16.9%
              Consumer Staples.............................   7.2%
              Energy.......................................   6.7%
              Financials...................................  21.9%
              Health Care..................................   4.9%
              Industrials..................................  19.1%
              Information Technology.......................   6.7%
              Materials....................................  12.3%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   2.2%
              Utilities....................................   2.1%
                                                            -----
                                                            100.0%

                    World ex U.S. Targeted Value Portfolio
              Consumer Discretionary.......................  15.9%
              Consumer Staples.............................   5.1%
              Energy.......................................   5.5%
              Financials...................................  24.0%
              Health Care..................................   1.8%
              Industrials..................................  21.1%
              Information Technology.......................   6.6%
              Materials....................................  18.0%
              Other........................................    --
              Telecommunication Services...................   0.9%
              Utilities....................................   1.1%
                                                            -----
                                                            100.0%

                      World ex U.S. Core Equity Portfolio
              Consumer Discretionary.......................  16.0%
              Consumer Staples.............................   8.0%
              Energy.......................................   6.3%
              Financials...................................  22.1%
              Health Care..................................   5.5%
              Industrials..................................  16.4%
              Information Technology.......................   8.3%
              Materials....................................  10.9%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   3.4%
              Utilities....................................   3.1%
                                                            -----
                                                            100.0%

                    Emerging Markets Core Equity Portfolio
              Consumer Discretionary.......................  11.8%
              Consumer Staples.............................   9.0%
              Energy.......................................   5.6%
              Financials...................................  23.6%
              Health Care..................................   4.0%
              Industrials..................................  10.7%
              Information Technology.......................  17.1%
              Materials....................................   9.2%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   5.2%
              Utilities....................................   3.8%
                                                            -----
                                                            100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
BONDS -- (39.7%)
CANADA -- (5.4%)
Ontario, Province of Canada
    1.000%, 07/22/16.............................  $4,000 $ 4,011,076
Quebec, Province of Canada
    5.125%, 11/14/16.............................   1,000   1,044,622
Royal Bank of Canada
    1.450%, 09/09/16.............................   1,000   1,007,051
    1.250%, 06/16/17.............................   2,000   2,001,738
Thomson Reuters Corp.
    1.300%, 02/23/17.............................   1,023   1,021,452
Toronto-Dominion Bank (The)
    2.375%, 10/19/16.............................   3,900   3,960,333
Other Securities.................................             586,759
                                                          -----------
TOTAL CANADA.....................................          13,633,031
                                                          -----------

FRANCE -- (1.3%)
BNP Paribas SA
    1.375%, 03/17/17.............................   1,800   1,803,676
Other Securities.................................           1,491,423
                                                          -----------
TOTAL FRANCE.....................................           3,295,099
                                                          -----------

GERMANY -- (2.0%)
FMS Wertmanagement AoeR
    1.125%, 09/05/17.............................   5,000   5,018,370
                                                          -----------

IRELAND -- (0.4%)
GE Capital International Funding Co.
    0.964%, 04/15/16.............................   1,052   1,051,793
                                                          -----------

JAPAN -- (0.6%)
Sumitomo Mitsui Banking Corp.
    2.650%, 01/12/17.............................   1,000   1,013,196
Other Securities.................................             543,212
                                                          -----------
TOTAL JAPAN......................................           1,556,408
                                                          -----------

NETHERLANDS -- (2.3%)
Bank Nederlandse Gemeenten NV
    1.125%, 09/12/16.............................   5,000   5,020,500
Other Securities.................................             852,202
                                                          -----------
TOTAL NETHERLANDS................................           5,872,702
                                                          -----------

NORWAY -- (2.0%)
Kommunalbanken A.S.
    0.875%, 10/03/16.............................   5,000   5,009,215
                                                          -----------

SPAIN -- (0.2%)
Other Securities.................................             602,954
                                                          -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (3.9%)
European Bank for Reconstruction & Development
    1.375%, 10/20/16.............................   4,000   4,039,616

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
European Investment Bank
    1.250%, 10/14/16.............................  $5,000 $ 5,029,075
Other Securities.................................           1,003,084
                                                          -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....          10,071,775
                                                          -----------

SWITZERLAND -- (0.8%)
Credit Suisse New York
    1.375%, 05/26/17.............................   1,400   1,399,221
Other Securities.................................             697,726
                                                          -----------
TOTAL SWITZERLAND................................           2,096,947
                                                          -----------

UNITED KINGDOM -- (2.2%)
Barclays Bank P.L.C.
    5.000%, 09/22/16.............................   1,000   1,034,871
Diageo Capital P.L.C.
    1.500%, 05/11/17.............................   1,500   1,504,178
GlaxoSmithKline Capital P.L.C.
    1.500%, 05/08/17.............................   1,500   1,511,428
Other Securities.................................           1,515,110
                                                          -----------
TOTAL UNITED KINGDOM.............................           5,565,587
                                                          -----------

UNITED STATES -- (18.6%)
Actavis, Inc.
    1.875%, 10/01/17.............................   1,200   1,197,996
Amgen, Inc.
    2.500%, 11/15/16.............................   1,535   1,558,637
Anadarko Petroleum Corp.
    5.950%, 09/15/16.............................   1,000   1,036,869
Anthem, Inc.
    2.375%, 02/15/17.............................   1,500   1,518,451
Bank of America Corp.
    3.625%, 03/17/16.............................   1,000   1,010,948
Baxter International, Inc.
    1.850%, 01/15/17.............................   1,000   1,007,972
Becton Dickinson and Co.
    1.450%, 05/15/17.............................   1,310   1,309,783
Capital One Financial Corp.
    5.250%, 02/21/17.............................   1,492   1,561,184
DIRECTV Holdings, LLC / DIRECTV Financing Co.,
 Inc.
    2.400%, 03/15/17.............................   1,500   1,519,785
eBay, Inc.
    1.350%, 07/15/17.............................   1,068   1,061,548
EOG Resources, Inc.
    2.500%, 02/01/16.............................   1,000   1,003,411
Ford Motor Credit Co. LLC
    3.984%, 06/15/16.............................   1,000   1,015,486
Goldman Sachs Group, Inc. (The)
    6.250%, 09/01/17.............................   1,000   1,086,558

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
JPMorgan Chase & Co.
    2.000%, 08/15/17.............................  $1,000 $1,008,887
Mattel, Inc.
    2.500%, 11/01/16.............................   1,000  1,010,855
MetLife, Inc.
    6.750%, 06/01/16.............................   1,000  1,034,992
Molson Coors Brewing Co.
    2.000%, 05/01/17.............................   1,715  1,720,713
Morgan Stanley
    5.450%, 01/09/17.............................   1,000  1,047,606
National Rural Utilities Cooperative Finance
 Corp.
    0.950%, 04/24/17.............................   1,800  1,799,244
ONEOK Partners L.P.
    6.150%, 10/01/16.............................   1,000  1,030,588
Reinsurance Group of America, Inc.
    5.625%, 03/15/17.............................   1,100  1,155,331
Ryder System, Inc.
    5.850%, 11/01/16.............................   1,141  1,192,068
Scripps Networks Interactive, Inc.
    2.700%, 12/15/16.............................   1,000  1,010,960
Stryker Corp.
    2.000%, 09/30/16.............................   1,453  1,469,631
Toyota Motor Credit Corp.
    1.750%, 05/22/17.............................   5,000  5,053,960
UnitedHealth Group, Inc.
    6.000%, 06/15/17.............................   1,500  1,613,701

                                                      Face
                                                     Amount^      Value+
                                                     -------      ------
                                                      (000)
UNITED STATES -- (Continued)
Wells Fargo & Co.
      3.676%, 06/15/16............................. $    1,500 $  1,527,963
Other Securities...................................               9,694,069
                                                               ------------
TOTAL UNITED STATES................................              47,259,196
                                                               ------------
TOTAL BONDS........................................             101,033,077
                                                               ------------

U.S. TREASURY OBLIGATIONS -- (40.1%)
U.S. Treasury Notes
      2.375%, 07/31/17.............................      1,000    1,029,206
#     0.875%, 08/15/17.............................     50,000   50,153,000
^^    1.875%, 08/31/17.............................     13,500   13,784,594
      0.625%, 09/30/17.............................     25,000   24,949,700
      0.875%, 10/15/17.............................     12,000   12,029,532
                                                               ------------
TOTAL U.S. TREASURY OBLIGATIONS....................             101,946,032
                                                               ------------
TOTAL INVESTMENT SECURITIES........................             202,979,109
                                                               ------------

                                                     Shares
                                                     ------         -

SECURITIES LENDING COLLATERAL -- (20.2%)
(S)@  DFA Short Term Investment Fund...............  4,439,530   51,365,360
                                                               ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $254,450,056)..............................             $254,344,469
                                                               ============

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           Investments in Securities (Market Value)
                                          ------------------------------------------
                                          Level 1    Level 2    Level 3    Total
                                          -------- ------------ ------- ------------
Bonds
  Canada.................................       -- $ 13,633,031   --    $ 13,633,031
  France.................................       --    3,295,099   --       3,295,099
  Germany................................       --    5,018,370   --       5,018,370
  Ireland................................       --    1,051,793   --       1,051,793
  Japan..................................       --    1,556,408   --       1,556,408
  Netherlands............................       --    5,872,702   --       5,872,702
  Norway.................................       --    5,009,215   --       5,009,215
  Spain..................................       --      602,954   --         602,954
  Supranational Organization Obligations.       --   10,071,775   --      10,071,775
  Switzerland............................       --    2,096,947   --       2,096,947
  United Kingdom.........................       --    5,565,587   --       5,565,587
  United States..........................       --   47,259,196   --      47,259,196
U.S. Treasury Obligations................       --  101,946,032   --     101,946,032
Securities Lending Collateral............       --   51,365,360   --      51,365,360
Futures Contracts**...................... $795,204           --   --         795,204
                                          -------- ------------   --    ------------
TOTAL.................................... $795,204 $254,344,469   --    $255,139,673
                                          ======== ============   ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                Percentage
                                         Shares     Value+    of Net Assets**
                                         ------     ------    ---------------
  COMMON STOCKS -- (95.0%)
  Consumer Discretionary -- (14.6%)
  *   Amazon.com, Inc...................  12,707 $  7,953,311            1.1%
      Comcast Corp. Class A.............  91,505    5,730,043            0.8%
      Home Depot, Inc. (The)............  44,256    5,471,812            0.8%
      McDonald's Corp...................  32,279    3,623,318            0.5%
      Starbucks Corp....................  50,273    3,145,582            0.5%
      Walt Disney Co. (The).............  50,925    5,792,209            0.8%
      Other Securities..................           75,360,107           10.8%
                                                 ------------           -----
  Total Consumer Discretionary..........          107,076,382           15.3%
                                                 ------------           -----
  Consumer Staples -- (8.1%)
      Altria Group, Inc.................  63,751    3,855,023            0.6%
      Coca-Cola Co. (The)............... 106,910    4,527,639            0.6%
      CVS Health Corp...................  40,694    4,019,753            0.6%
      PepsiCo, Inc......................  47,912    4,896,127            0.7%
      Philip Morris International, Inc..  39,911    3,528,132            0.5%
      Procter & Gamble Co. (The)........  74,745    5,709,023            0.8%
      Wal-Mart Stores, Inc..............  68,237    3,905,886            0.6%
      Other Securities..................           28,969,561            4.1%
                                                 ------------           -----
  Total Consumer Staples................           59,411,144            8.5%
                                                 ------------           -----
  Energy -- (6.8%)
      Chevron Corp......................  47,995    4,361,786            0.6%
      Exxon Mobil Corp.................. 128,717   10,650,045            1.5%
      Schlumberger, Ltd.................  48,966    3,827,183            0.6%
      Other Securities..................           30,920,762            4.4%
                                                 ------------           -----
  Total Energy..........................           49,759,776            7.1%
                                                 ------------           -----
  Financials -- (13.1%)
      Bank of America Corp.............. 270,195    4,533,872            0.7%
  *   Berkshire Hathaway, Inc. Class B..  49,224    6,695,448            1.0%
      Citigroup, Inc....................  70,186    3,731,790            0.5%
      JPMorgan Chase & Co...............  95,052    6,107,091            0.9%
      Wells Fargo & Co.................. 160,766    8,703,871            1.2%
      Other Securities..................           66,592,259            9.5%
                                                 ------------           -----
  Total Financials......................           96,364,331           13.8%
                                                 ------------           -----
  Health Care -- (12.7%)
      AbbVie, Inc.......................  56,560    3,368,148            0.5%
  *   Allergan P.L.C....................   9,312    2,872,473            0.4%
      Amgen, Inc........................  23,819    3,767,689            0.5%
  *   Celgene Corp......................  22,627    2,776,559            0.4%
      Gilead Sciences, Inc..............  50,553    5,466,296            0.8%
      Johnson & Johnson.................  90,207    9,113,613            1.3%
      Merck & Co., Inc..................  88,773    4,852,332            0.7%
      Pfizer, Inc....................... 200,860    6,793,085            1.0%
      UnitedHealth Group, Inc...........  35,225    4,148,801            0.6%
      Other Securities..................           49,778,963            7.1%
                                                 ------------           -----
  Total Health Care.....................           92,937,959           13.3%
                                                 ------------           -----
  Industrials -- (12.0%)
      3M Co.............................  21,546    3,387,247            0.5%
      Boeing Co. (The)..................  21,608    3,199,497            0.5%
      General Electric Co............... 256,969    7,431,543            1.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                   Percentage
                                                           Shares      Value+    of Net Assets**
                                                           ------      ------    ---------------
Industrials -- (Continued)
      Honeywell International, Inc.......................    26,682 $  2,755,717            0.4%
      Union Pacific Corp.................................    31,610    2,824,353            0.4%
      United Technologies Corp...........................    31,471    3,097,061            0.4%
      Other Securities...................................             65,365,399            9.3%
                                                                    ------------          ------
Total Industrials........................................             88,060,817           12.6%
                                                                    ------------          ------
Information Technology -- (18.9%)
*     Alphabet, Inc. Class A.............................     7,158    5,278,238            0.8%
*     Alphabet, Inc. Class C.............................     7,574    5,383,675            0.8%
      Apple, Inc.........................................   197,174   23,562,293            3.4%
      Cisco Systems, Inc.................................   152,962    4,412,954            0.6%
*     Facebook, Inc. Class A.............................    36,657    3,737,914            0.5%
      Intel Corp.........................................   193,793    6,561,831            0.9%
      International Business Machines Corp...............    31,142    4,362,371            0.6%
      MasterCard, Inc. Class A...........................    34,142    3,379,717            0.5%
      Microsoft Corp.....................................   235,212   12,381,560            1.8%
      Oracle Corp........................................   109,648    4,258,728            0.6%
      QUALCOMM, Inc......................................    48,551    2,884,900            0.4%
#     Visa, Inc. Class A.................................    50,398    3,909,877            0.6%
      Other Securities...................................             58,390,602            8.3%
                                                                    ------------          ------
Total Information Technology.............................            138,504,660           19.8%
                                                                    ------------          ------
Materials -- (3.8%)
      Other Securities...................................             27,799,583            4.0%
                                                                    ------------          ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                291,933            0.0%
                                                                    ------------          ------
Telecommunication Services -- (2.6%)
      AT&T, Inc..........................................   237,879    7,971,325            1.1%
      Verizon Communications, Inc........................   174,039    8,158,948            1.2%
      Other Securities...................................              2,757,499            0.4%
                                                                    ------------          ------
Total Telecommunication Services.........................             18,887,772            2.7%
                                                                    ------------          ------
Utilities -- (2.4%)
      Other Securities...................................             17,396,237            2.5%
                                                                    ------------          ------
TOTAL COMMON STOCKS......................................            696,490,594           99.6%
                                                                    ------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                  7,344            0.0%
                                                                    ------------          ------
TOTAL INVESTMENT SECURITIES..............................            696,497,938
                                                                    ------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional Liquid Reserves, 0.140%.   802,829      802,829            0.1%
                                                                    ------------          ------

SECURITIES LENDING COLLATERAL -- (4.9%)
(S)@  DFA Short Term Investment Fund..................... 3,120,214   36,100,879            5.2%
                                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $702,110,643)..................................             $733,401,646          104.9%
                                                                    ============          ======

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                    Level 1      Level 2   Level 3    Total
                                  ------------ ----------- ------- ------------
 Common Stocks
   Consumer Discretionary........ $107,076,382          --   --    $107,076,382
   Consumer Staples..............   59,411,144          --   --      59,411,144
   Energy........................   49,759,776          --   --      49,759,776
   Financials....................   96,364,331          --   --      96,364,331
   Health Care...................   92,937,959          --   --      92,937,959
   Industrials...................   88,060,817          --   --      88,060,817
   Information Technology........  138,504,660          --   --     138,504,660
   Materials.....................   27,799,583          --   --      27,799,583
   Real Estate Investment Trusts.      291,933          --   --         291,933
   Telecommunication Services....   18,887,772          --   --      18,887,772
   Utilities.....................   17,396,237          --   --      17,396,237
 Rights/Warrants.................           -- $     7,344   --           7,344
 Temporary Cash Investments......      802,829          --   --         802,829
 Securities Lending Collateral...           --  36,100,879   --      36,100,879
                                  ------------ -----------   --    ------------
 TOTAL........................... $697,293,423 $36,108,223   --    $733,401,646
                                  ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                                Value+
                                                            ---------------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in The U.S. Large Cap Value Series of
      The DFA Investment Trust Company..................... $15,873,345,924
                                                            ---------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
         (Cost $11,374,011,829)............................ $15,873,345,924
                                                            ===============

Summary of the Portfolio's Master Fund's investments as of October 31, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                   Percentage
                                         Shares       Value+     of Net Assets**
                                         ------       ------     ---------------
COMMON STOCKS -- (84.4%)
Consumer Discretionary -- (11.4%)
#   GameStop Corp. Class A.............   639,789 $   29,475,079            0.4%
    Goodyear Tire & Rubber Co. (The)...   927,252     30,450,956            0.4%
    Lear Corp..........................   222,589     27,836,980            0.4%
    Penske Automotive Group, Inc.......   543,525     26,545,761            0.4%
    PulteGroup, Inc.................... 1,438,737     26,372,049            0.4%
    Other Securities...................              821,439,162           11.4%
                                                  --------------           -----
Total Consumer Discretionary...........              962,119,987           13.4%
                                                  --------------           -----
Consumer Staples -- (2.7%)
    Ingredion, Inc.....................   366,464     34,836,068            0.5%
    Pinnacle Foods, Inc................   701,837     30,936,975            0.4%
    Other Securities...................              163,112,144            2.3%
                                                  --------------           -----
Total Consumer Staples.................              228,885,187            3.2%
                                                  --------------           -----
Energy -- (6.8%)
#   Helmerich & Payne, Inc.............   630,865     35,498,774            0.5%
*   Newfield Exploration Co............   951,554     38,242,955            0.5%
    Other Securities...................              499,517,266            7.0%
                                                  --------------           -----
Total Energy...........................              573,258,995            8.0%
                                                  --------------           -----
Financials -- (23.9%)
*   Alleghany Corp.....................    61,024     30,284,380            0.4%
    American Financial Group, Inc......   537,365     38,792,379            0.6%
*   Arch Capital Group, Ltd............   346,297     25,934,182            0.4%
    Assurant, Inc......................   516,790     42,133,889            0.6%
    Assured Guaranty, Ltd..............   947,120     25,988,973            0.4%
    Axis Capital Holdings, Ltd.........   606,646     32,758,884            0.5%
    Endurance Specialty Holdings, Ltd..   403,852     25,495,177            0.4%
#   Investors Bancorp, Inc............. 2,118,700     26,504,937            0.4%
    Legg Mason, Inc....................   787,895     35,258,301            0.5%
#   New York Community Bancorp, Inc.... 1,823,148     30,118,405            0.4%
    Old Republic International Corp.... 1,584,645     28,586,996            0.4%
#   PacWest Bancorp....................   625,912     28,191,076            0.4%
    PartnerRe, Ltd.....................   321,083     44,630,537            0.6%
#   People's United Financial, Inc..... 1,913,584     30,521,665            0.4%
    Reinsurance Group of America, Inc..   405,482     36,590,696            0.5%
    RenaissanceRe Holdings, Ltd........   285,827     31,335,214            0.4%
#   WR Berkley Corp....................   609,332     34,019,006            0.5%
#   Zions Bancorporation............... 1,252,188     36,025,449            0.5%
    Other Securities...................            1,432,025,626           19.8%
                                                  --------------           -----
Total Financials.......................            2,015,195,772           28.1%
                                                  --------------           -----
Health Care -- (4.8%)
    Other Securities...................              403,093,740            5.6%
                                                  --------------           -----
Industrials -- (16.5%)
#   ADT Corp. (The).................... 1,020,657     33,722,507            0.5%
#*  AECOM..............................   889,709     26,219,724            0.4%
#   AGCO Corp..........................   530,772     25,684,057            0.4%
    Alaska Air Group, Inc..............   329,109     25,094,561            0.4%
    AMERCO.............................    80,841     32,846,507            0.5%
#*  Avis Budget Group, Inc.............   665,365     33,228,328            0.5%
#   Chicago Bridge & Iron Co. NV.......   629,690     28,254,190            0.4%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       Percentage
                                                            Shares        Value+     of Net Assets**
                                                            ------        ------     ---------------
Industrials -- (Continued)
*     Jacobs Engineering Group, Inc......................     759,998 $   30,506,320            0.4%
*     JetBlue Airways Corp...............................   1,634,709     40,606,172            0.6%
      Owens Corning......................................     721,732     32,860,458            0.5%
#     Trinity Industries, Inc............................   1,101,344     29,813,382            0.4%
      Waste Connections, Inc.............................     622,785     33,929,327            0.5%
      Other Securities...................................              1,022,602,929           14.0%
                                                                      --------------          ------
Total Industrials........................................              1,395,368,462           19.5%
                                                                      --------------          ------
Information Technology -- (10.9%)
#*    ARRIS Group, Inc...................................     886,133     25,042,119            0.4%
*     Arrow Electronics, Inc.............................     563,822     31,004,572            0.4%
      Avnet, Inc.........................................     768,644     34,919,497            0.5%
#*    First Solar, Inc...................................     693,745     39,592,027            0.6%
      Ingram Micro, Inc. Class A.........................     936,279     27,882,389            0.4%
      Other Securities...................................                761,898,741           10.6%
                                                                      --------------          ------
Total Information Technology.............................                920,339,345           12.9%
                                                                      --------------          ------
Materials -- (5.4%)
      Airgas, Inc........................................     355,996     34,232,575            0.5%
      Bemis Co., Inc.....................................     564,312     25,834,203            0.4%
      Reliance Steel & Aluminum Co.......................     451,082     27,046,877            0.4%
      Steel Dynamics, Inc................................   1,485,950     27,445,496            0.4%
      Other Securities...................................                339,817,122            4.7%
                                                                      --------------          ------
Total Materials..........................................                454,376,273            6.4%
                                                                      --------------          ------
Other -- (0.0%)
      Other Securities...................................                         --            0.0%
                                                                      --------------          ------
Telecommunication Services -- (1.0%)
#     Frontier Communications Corp.......................   5,021,391     25,809,950            0.4%
      Other Securities...................................                 62,715,207            0.8%
                                                                      --------------          ------
Total Telecommunication Services.........................                 88,525,157            1.2%
                                                                      --------------          ------
Utilities -- (1.0%)
      UGI Corp...........................................   1,021,803     37,469,516            0.5%
      Other Securities...................................                 42,758,323            0.6%
                                                                      --------------          ------
Total Utilities..........................................                 80,227,839            1.1%
                                                                      --------------          ------
TOTAL COMMON STOCKS......................................              7,121,390,757           99.4%
                                                                      --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                    612,821            0.0%
                                                                      --------------          ------
TOTAL INVESTMENT SECURITIES..............................              7,122,003,578
                                                                      --------------

TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional Liquid Reserves, 0.140%.  40,737,703     40,737,703            0.6%
                                                                      --------------          ------

SECURITIES LENDING COLLATERAL -- (15.1%)
(S)@  DFA Short Term Investment Fund..................... 110,192,574  1,274,928,076           17.8%
                                                                      --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,514,657,975)................................               $8,437,669,357          117.8%
                                                                      ==============          ======

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary...... $  962,119,987             --   --    $  962,119,987
  Consumer Staples............    228,885,187             --   --       228,885,187
  Energy......................    573,258,995             --   --       573,258,995
  Financials..................  2,015,159,148 $       36,624   --     2,015,195,772
  Health Care.................    403,055,885         37,855   --       403,093,740
  Industrials.................  1,395,368,181            281   --     1,395,368,462
  Information Technology......    920,339,345             --   --       920,339,345
  Materials...................    454,376,273             --   --       454,376,273
  Other.......................             --             --   --                --
  Telecommunication Services..     88,525,157             --   --        88,525,157
  Utilities...................     80,227,839             --   --        80,227,839
Rights/Warrants...............             --        612,821   --           612,821
Temporary Cash Investments....     40,737,703             --   --        40,737,703
Securities Lending Collateral.             --  1,274,928,076   --     1,274,928,076
                               -------------- --------------   --    --------------
TOTAL......................... $7,162,053,700 $1,275,615,657   --    $8,437,669,357
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                            Percentage
                                                  Shares       Value+     of Net Assets**
                                                  ------       ------     ---------------
COMMON STOCKS -- (86.4%)
Consumer Discretionary -- (13.6%)
#*  Ascena Retail Group, Inc.................... 4,280,777 $   57,019,950            0.5%
#*  CalAtlantic Group, Inc...................... 1,421,260     54,135,793            0.5%
#   Group 1 Automotive, Inc.....................   849,486     73,862,808            0.6%
#*  Helen of Troy, Ltd..........................   837,062     83,044,921            0.7%
#   Scholastic Corp............................. 1,404,546     57,403,795            0.5%
*   Skechers U.S.A., Inc. Class A............... 1,976,565     61,668,828            0.5%
#   Wendy's Co. (The)........................... 7,117,556     65,196,813            0.6%
    Other Securities............................            1,348,328,227           11.5%
                                                           --------------          ------
Total Consumer Discretionary....................            1,800,661,135           15.4%
                                                           --------------          ------
Consumer Staples -- (3.4%)
#   Fresh Del Monte Produce, Inc................ 1,819,097     83,005,396            0.7%
#*  Post Holdings, Inc.......................... 1,122,617     72,150,594            0.6%
*   Seaboard Corp...............................    18,550     62,476,400            0.5%
    Other Securities............................              234,179,162            2.1%
                                                           --------------          ------
Total Consumer Staples..........................              451,811,552            3.9%
                                                           --------------          ------
Energy -- (7.1%)
    Delek US Holdings, Inc...................... 2,325,893     63,264,289            0.5%
    Exterran Holdings, Inc...................... 2,471,443     53,729,171            0.5%
#   PBF Energy, Inc. Class A.................... 1,699,824     57,794,016            0.5%
#*  PDC Energy, Inc............................. 1,473,735     88,925,170            0.8%
    Rowan Cos. P.L.C. Class A................... 3,090,873     60,828,381            0.5%
    Other Securities............................              620,258,968            5.3%
                                                           --------------          ------
Total Energy....................................              944,799,995            8.1%
                                                           --------------          ------
Financials -- (23.3%)
#   American Equity Investment Life Holding Co.. 2,474,561     63,546,727            0.6%
    Argo Group International Holdings, Ltd...... 1,118,731     69,943,062            0.6%
    Aspen Insurance Holdings, Ltd............... 1,626,064     79,042,971            0.7%
#   CNO Financial Group, Inc.................... 7,395,813    142,073,568            1.2%
    Endurance Specialty Holdings, Ltd........... 2,323,417    146,677,315            1.3%
#   First American Financial Corp............... 1,900,916     72,481,927            0.6%
    Fulton Financial Corp....................... 4,402,963     59,087,763            0.5%
#   Hanover Insurance Group, Inc. (The)......... 1,233,815    103,948,914            0.9%
#   Kemper Corp................................. 1,728,535     61,743,270            0.5%
#   MB Financial, Inc........................... 1,742,751     56,186,292            0.5%
#   Selective Insurance Group, Inc.............. 1,864,419     68,032,649            0.6%
    StanCorp Financial Group, Inc...............   882,554    101,246,595            0.9%
    Symetra Financial Corp...................... 1,946,825     61,772,757            0.5%
#   Umpqua Holdings Corp........................ 3,311,477     55,301,666            0.5%
#   Washington Federal, Inc..................... 2,892,699     72,143,913            0.6%
    Webster Financial Corp...................... 2,630,438     97,589,250            0.8%
#   Wintrust Financial Corp..................... 1,522,319     76,861,886            0.7%
    Other Securities............................            1,711,701,886           14.5%
                                                           --------------          ------
Total Financials................................            3,099,382,411           26.5%
                                                           --------------          ------
Health Care -- (5.4%)
#*  Amsurg Corp.................................   949,461     66,547,722            0.6%
*   LifePoint Hospitals, Inc.................... 1,734,382    119,464,232            1.0%
*   Prestige Brands Holdings, Inc............... 1,189,677     58,306,070            0.5%
    Other Securities............................              466,521,087            4.0%
                                                           --------------          ------
Total Health Care...............................              710,839,111            6.1%
                                                           --------------          ------

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                        Percentage
                                                            Shares        Value+      of Net Assets**
                                                            ------        ------      ---------------
Industrials -- (15.7%)
      AMERCO.............................................     338,858 $   137,681,394            1.2%
*     Esterline Technologies Corp........................   1,070,646      82,493,274            0.7%
#     GATX Corp..........................................   1,760,198      82,201,247            0.7%
#*    JetBlue Airways Corp...............................   3,256,949      80,902,613            0.7%
      Other Securities...................................               1,699,786,531           14.5%
                                                                      ---------------          ------
Total Industrials........................................               2,083,065,059           17.8%
                                                                      ---------------          ------
Information Technology -- (12.4%)
*     CACI International, Inc. Class A...................     858,360      83,295,254            0.7%
#     Convergys Corp.....................................   3,901,476     100,150,889            0.9%
#*    Fairchild Semiconductor International, Inc.........   4,389,401      73,215,209            0.6%
#     MKS Instruments, Inc...............................   1,702,868      60,009,068            0.5%
#*    Sanmina Corp.......................................   2,983,940      61,678,040            0.5%
#     SYNNEX Corp........................................   1,422,467     125,802,981            1.1%
*     Tech Data Corp.....................................   1,282,420      93,347,352            0.8%
#     Vishay Intertechnology, Inc........................   5,014,564      53,154,378            0.5%
      Other Securities...................................                 996,922,603            8.5%
                                                                      ---------------          ------
Total Information Technology.............................               1,647,575,774           14.1%
                                                                      ---------------          ------
Materials -- (4.7%)
#     Commercial Metals Co...............................   4,284,225      61,564,313            0.5%
      Domtar Corp........................................   1,320,496      54,457,255            0.5%
#*    Louisiana-Pacific Corp.............................   3,892,193      68,736,128            0.6%
      Other Securities...................................                 442,029,237            3.8%
                                                                      ---------------          ------
Total Materials..........................................                 626,786,933            5.4%
                                                                      ---------------          ------
Other -- (0.0%)
      Other Securities...................................                          --            0.0%
                                                                      ---------------          ------
Telecommunication Services -- (0.7%)
      Other Securities...................................                  88,983,200            0.8%
                                                                      ---------------          ------
Utilities -- (0.1%)
      Other Securities...................................                   9,819,295            0.1%
                                                                      ---------------          ------
TOTAL COMMON STOCKS......................................              11,463,724,465           98.2%
                                                                      ---------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                          --            0.0%
                                                                      ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   1,849,429            0.0%
                                                                      ---------------          ------
TOTAL INVESTMENT SECURITIES..............................              11,465,573,894
                                                                      ---------------

TEMPORARY CASH INVESTMENTS -- (1.1%)
      State Street Institutional Liquid Reserves, 0.140%. 148,686,557     148,686,557            1.3%
                                                                      ---------------          ------

SECURITIES LENDING COLLATERAL -- (12.5%)
(S)@  DFA Short Term Investment Fund..................... 143,725,502   1,662,904,060           14.2%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $11,025,029,544)...............................               $13,277,164,511          113.7%
                                                                      ===============          ======

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                   Level 1        Level 2     Level 3      Total
                               --------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 1,800,661,135             --   --    $ 1,800,661,135
  Consumer Staples............     451,811,552             --   --        451,811,552
  Energy......................     944,799,995             --   --        944,799,995
  Financials..................   3,099,328,547 $       53,864   --      3,099,382,411
  Health Care.................     710,839,111             --   --        710,839,111
  Industrials.................   2,083,065,059             --   --      2,083,065,059
  Information Technology......   1,647,575,774             --   --      1,647,575,774
  Materials...................     626,786,933             --   --        626,786,933
  Other.......................              --             --   --                 --
  Telecommunication Services..      88,983,200             --   --         88,983,200
  Utilities...................       9,819,295             --   --          9,819,295
Preferred Stocks
  Other.......................              --             --   --                 --
Rights/Warrants...............              --      1,849,429   --          1,849,429
Temporary Cash Investments....     148,686,557             --   --        148,686,557
Securities Lending Collateral.              --  1,662,904,060   --      1,662,904,060
                               --------------- --------------   --    ---------------
TOTAL......................... $11,612,357,158 $1,664,807,353   --    $13,277,164,511
                               =============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                  Percentage
                                        Shares       Value+     of Net Assets**
                                        ------       ------     ---------------
COMMON STOCKS -- (89.8%)
Consumer Discretionary -- (14.4%)
*   Amazon.com, Inc...................   185,319 $  115,991,162            0.9%
    Comcast Corp. Class A............. 1,402,855     87,846,780            0.7%
    Home Depot, Inc. (The)............   717,518     88,713,926            0.7%
    McDonald's Corp...................   526,276     59,074,481            0.5%
    NIKE, Inc. Class B................   311,743     40,847,685            0.3%
    Starbucks Corp....................   829,291     51,888,738            0.4%
    Walt Disney Co. (The).............   591,378     67,263,334            0.5%
    Other Securities..................            1,604,211,415           11.9%
                                                 --------------          ------
Total Consumer Discretionary..........            2,115,837,521           15.9%
                                                 --------------          ------

Consumer Staples -- (7.2%)
    Altria Group, Inc................. 1,049,321     63,452,441            0.5%
    Coca-Cola Co. (The)............... 1,870,428     79,212,626            0.6%
    CVS Health Corp...................   545,264     53,861,178            0.4%
    PepsiCo, Inc......................   797,948     81,542,306            0.6%
    Philip Morris International, Inc..   582,594     51,501,310            0.4%
    Procter & Gamble Co. (The)........ 1,064,717     81,323,084            0.6%
    Wal-Mart Stores, Inc..............   806,258     46,150,208            0.4%
    Other Securities..................              596,028,283            4.4%
                                                 --------------          ------
Total Consumer Staples................            1,053,071,436            7.9%
                                                 --------------          ------

Energy -- (6.2%)
    Chevron Corp......................   884,205     80,356,550            0.6%
    Exxon Mobil Corp.................. 2,226,473    184,218,376            1.4%
    Schlumberger, Ltd.................   665,751     52,035,098            0.4%
    Other Securities..................              600,168,919            4.5%
                                                 --------------          ------
Total Energy..........................              916,778,943            6.9%
                                                 --------------          ------

Financials -- (13.4%)
    Bank of America Corp.............. 4,566,691     76,629,075            0.6%
*   Berkshire Hathaway, Inc. Class B..   727,714     98,983,658            0.8%
    Citigroup, Inc.................... 1,319,290     70,146,649            0.5%
    JPMorgan Chase & Co............... 1,744,344    112,074,102            0.9%
    Wells Fargo & Co.................. 2,269,132    122,850,807            0.9%
    Other Securities..................            1,496,349,281           11.2%
                                                 --------------          ------
Total Financials......................            1,977,033,572           14.9%
                                                 --------------          ------

Health Care -- (10.6%)
    AbbVie, Inc.......................   914,606     54,464,787            0.4%
*   Allergan P.L.C....................   169,634     52,327,000            0.4%
    Amgen, Inc........................   282,180     44,635,232            0.3%
*   Celgene Corp......................   357,154     43,826,367            0.3%
    Gilead Sciences, Inc..............   785,450     84,930,708            0.7%
    Johnson & Johnson................. 1,140,308    115,205,317            0.9%
    Merck & Co., Inc.................. 1,168,919     63,893,113            0.5%
    Pfizer, Inc....................... 2,477,159     83,777,517            0.6%
    UnitedHealth Group, Inc...........   443,486     52,233,781            0.4%
    Other Securities..................              962,924,785            7.2%
                                                 --------------          ------
Total Health Care.....................            1,558,218,607           11.7%
                                                 --------------          ------

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                       Percentage
                                            Shares       Value+      of Net Assets**
                                            ------       ------      ---------------
Industrials -- (12.1%)
    3M Co.................................   353,746 $    55,612,409            0.4%
    Boeing Co. (The)......................   357,858      52,988,034            0.4%
    General Electric Co................... 3,491,085     100,962,178            0.8%
    Union Pacific Corp....................   439,218      39,244,128            0.3%
#   United Parcel Service, Inc. Class B...   384,869      39,649,204            0.3%
    United Technologies Corp..............   383,146      37,705,398            0.3%
    Other Securities......................             1,449,457,139           10.9%
                                                     ---------------          ------
Total Industrials.........................             1,775,618,490           13.4%
                                                     ---------------          ------

Information Technology -- (17.2%)
*   Alphabet, Inc. Class A................    80,837      59,608,395            0.5%
*   Alphabet, Inc. Class C................    87,094      61,907,286            0.5%
    Apple, Inc............................ 3,282,933     392,310,493            3.0%
    Cisco Systems, Inc.................... 2,001,733      57,749,997            0.4%
*   Facebook, Inc. Class A................   652,044      66,488,927            0.5%
    Intel Corp............................ 3,068,329     103,893,620            0.8%
    International Business Machines Corp..   512,237      71,754,159            0.6%
    MasterCard, Inc. Class A..............   549,236      54,368,872            0.4%
    Microsoft Corp........................ 3,634,247     191,306,762            1.5%
    Oracle Corp........................... 1,433,762      55,687,316            0.4%
#   Visa, Inc. Class A....................   737,983      57,252,721            0.4%
    Other Securities......................             1,358,453,023           10.1%
                                                     ---------------          ------
Total Information Technology..............             2,530,781,571           19.1%
                                                     ---------------          ------

Materials -- (4.0%)
    Other Securities......................               586,061,926            4.4%
                                                     ---------------          ------

Other -- (0.0%)
    Other Securities......................                        --            0.0%
                                                     ---------------          ------

Real Estate Investment Trusts -- (0.0%)
    Other Securities......................                 7,260,308            0.1%
                                                     ---------------          ------

Telecommunication Services -- (2.0%)
    AT&T, Inc............................. 3,409,800     114,262,398            0.9%
    Verizon Communications, Inc........... 2,337,506     109,582,281            0.8%
    Other Securities......................                69,010,521            0.5%
                                                     ---------------          ------
Total Telecommunication Services..........               292,855,200            2.2%
                                                     ---------------          ------

Utilities -- (2.7%)
    Other Securities......................               403,531,549            3.0%
                                                     ---------------          ------
TOTAL COMMON STOCKS.......................            13,217,049,123           99.5%
                                                     ---------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
    Other Securities......................                        --            0.0%
                                                     ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
    Other Securities......................                   387,936            0.0%
                                                     ---------------          ------

BONDS -- (0.0%)
Financials -- (0.0%)
    Other Securities......................                       539            0.0%
                                                     ---------------          ------
TOTAL INVESTMENT SECURITIES...............            13,217,437,598
                                                     ---------------

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                        Percentage
                                                            Shares        Value+      of Net Assets**
                                                            ------        ------      ---------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves, 0.140%.  45,709,717 $    45,709,717            0.3%
                                                                      ---------------          ------

SECURITIES LENDING COLLATERAL -- (9.9%)
(S)@  DFA Short Term Investment Fund..................... 125,445,707   1,451,406,834           11.0%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $11,437,799,229)...............................               $14,714,554,149          110.8%
                                                                      ===============          ======

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                 ------------------------------------------------------
                                     Level 1        Level 2     Level 3      Total
                                 --------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $ 2,115,837,521             --   --    $ 2,115,837,521
  Consumer Staples..............   1,053,071,436             --   --      1,053,071,436
  Energy........................     916,778,943             --   --        916,778,943
  Financials....................   1,976,993,501 $       40,071   --      1,977,033,572
  Health Care...................   1,558,216,752          1,855   --      1,558,218,607
  Industrials...................   1,775,616,574          1,916   --      1,775,618,490
  Information Technology........   2,530,781,571             --   --      2,530,781,571
  Materials.....................     586,061,926             --   --        586,061,926
  Other.........................              --             --   --                 --
  Real Estate Investment Trusts.       7,260,308             --   --          7,260,308
  Telecommunication Services....     292,855,200             --   --        292,855,200
  Utilities.....................     403,531,549             --   --        403,531,549
Preferred Stocks
  Other.........................              --             --   --                 --
Rights/Warrants.................              --        387,936   --            387,936
Bonds
  Financials....................              --            539   --                539
Temporary Cash Investments......      45,709,717             --   --         45,709,717
Securities Lending Collateral...              --  1,451,406,834   --      1,451,406,834
                                 --------------- --------------   --    ---------------
TOTAL........................... $13,262,714,998 $1,451,839,151   --    $14,714,554,149
                                 =============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                   Percentage
                                         Shares       Value+     of Net Assets**
                                         ------       ------     ---------------
COMMON STOCKS -- (89.5%)
Consumer Discretionary -- (13.7%)
*   Amazon.com, Inc....................    71,698 $   44,875,778            0.3%
    Comcast Corp. Class A.............. 2,107,315    131,960,065            0.9%
    Ford Motor Co...................... 3,584,736     53,089,940            0.4%
    Time Warner Cable, Inc.............   205,377     38,898,404            0.3%
    Time Warner, Inc...................   853,224     64,281,896            0.4%
    Walt Disney Co. (The)..............   788,924     89,732,216            0.6%
    Other Securities...................            1,890,382,412           12.3%
                                                  --------------          ------
Total Consumer Discretionary...........            2,313,220,711           15.2%
                                                  --------------          ------
Consumer Staples -- (6.0%)
    Coca-Cola Co. (The)................ 1,031,040     43,664,544            0.3%
    CVS Health Corp....................   785,024     77,544,671            0.5%
    PepsiCo, Inc.......................   441,915     45,159,294            0.3%
    Procter & Gamble Co. (The)......... 1,622,423    123,920,669            0.8%
    Wal-Mart Stores, Inc...............   979,771     56,082,092            0.4%
    Walgreens Boots Alliance, Inc......   469,206     39,732,364            0.3%
    Other Securities...................              623,157,057            4.0%
                                                  --------------          ------
Total Consumer Staples.................            1,009,260,691            6.6%
                                                  --------------          ------
Energy -- (7.9%)
    Chevron Corp....................... 1,126,532    102,379,228            0.7%
    ConocoPhillips.....................   950,468     50,707,468            0.3%
    EOG Resources, Inc.................   548,973     47,129,332            0.3%
    Exxon Mobil Corp................... 3,402,966    281,561,407            1.9%
    Schlumberger, Ltd.................. 1,027,329     80,296,035            0.5%
    Other Securities...................              770,247,405            5.1%
                                                  --------------          ------
Total Energy...........................            1,332,320,875            8.8%
                                                  --------------          ------
Financials -- (15.4%)
    American International Group, Inc..   609,355     38,425,926            0.3%
    Bank of America Corp............... 4,315,189     72,408,871            0.5%
*   Berkshire Hathaway, Inc. Class B...   374,001     50,871,616            0.3%
    Citigroup, Inc..................... 1,299,154     69,076,018            0.5%
    Goldman Sachs Group, Inc. (The)....   231,219     43,353,562            0.3%
    JPMorgan Chase & Co................ 2,373,509    152,497,953            1.0%
    U.S. Bancorp....................... 1,034,111     43,618,802            0.3%
    Wells Fargo & Co................... 3,038,209    164,488,635            1.1%
    Other Securities...................            1,966,782,635           12.8%
                                                  --------------          ------
Total Financials.......................            2,601,524,018           17.1%
                                                  --------------          ------
Health Care -- (9.7%)
*   Allergan P.L.C.....................   178,521     55,068,373            0.4%
    Amgen, Inc.........................   233,507     36,936,137            0.3%
    Johnson & Johnson.................. 1,171,060    118,312,192            0.8%
    Medtronic P.L.C....................   543,561     40,180,029            0.3%
    Merck & Co., Inc................... 1,166,009     63,734,052            0.4%
    Pfizer, Inc........................ 3,836,794    129,760,373            0.9%
    UnitedHealth Group, Inc............   576,403     67,888,745            0.5%
    Other Securities...................            1,123,043,021            7.2%
                                                  --------------          ------
Total Health Care......................            1,634,922,922           10.8%
                                                  --------------          ------

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                       Percentage
                                            Shares       Value+      of Net Assets**
                                            ------       ------      ---------------
  Industrials -- (12.8%)
  #       Caterpillar, Inc................   543,284 $    39,654,299            0.3%
          FedEx Corp......................   251,048      39,176,040            0.3%
          General Electric Co............. 5,455,103     157,761,579            1.1%
          Union Pacific Corp..............   689,803      61,633,898            0.4%
          United Technologies Corp........   390,096      38,389,347            0.3%
          Other Securities................             1,839,299,647           11.9%
                                                     ---------------          ------
  Total Industrials.......................             2,175,914,810           14.3%
                                                     ---------------          ------
  Information Technology -- (15.6%)
  *       Alphabet, Inc. Class A..........    81,193      59,870,906            0.4%
  *       Alphabet, Inc. Class C..........    86,171      61,251,209            0.4%
          Apple, Inc...................... 2,232,888     266,830,116            1.8%
          Cisco Systems, Inc.............. 3,101,253      89,471,149            0.6%
          HP, Inc......................... 1,807,285      48,724,404            0.3%
          Intel Corp...................... 4,523,596     153,168,961            1.0%
          Microsoft Corp.................. 3,539,615     186,325,334            1.2%
          Oracle Corp..................... 1,315,382      51,089,437            0.3%
          QUALCOMM, Inc...................   821,925      48,838,783            0.3%
  #       Visa, Inc. Class A..............   547,188      42,450,845            0.3%
          Other Securities................             1,632,006,204           10.8%
                                                     ---------------          ------
  Total Information Technology............             2,640,027,348           17.4%
                                                     ---------------          ------
  Materials -- (4.2%)
          Dow Chemical Co. (The)..........   878,752      45,405,116            0.3%
          Other Securities................               674,820,964            4.4%
                                                     ---------------          ------
  Total Materials.........................               720,226,080            4.7%
                                                     ---------------          ------
  Other -- (0.0%)
          Other Securities................                        --            0.0%
                                                     ---------------          ------
  Real Estate Investment Trusts -- (0.1%)
          Other Securities................                10,341,182            0.1%
                                                     ---------------          ------
  Telecommunication Services -- (2.2%)
          AT&T, Inc....................... 5,088,201     170,505,615            1.1%
          Verizon Communications, Inc..... 2,326,885     109,084,369            0.7%
          Other Securities................               101,301,014            0.7%
                                                     ---------------          ------
  Total Telecommunication Services........               380,890,998            2.5%
                                                     ---------------          ------
  Utilities -- (1.9%)
          Other Securities................               331,906,323            2.2%
                                                     ---------------          ------
  TOTAL COMMON STOCKS.....................            15,150,555,958           99.7%
                                                     ---------------          ------

  PREFERRED STOCKS -- (0.0%)
  Other -- (0.0%)
          Other Securities................                        --            0.0%
                                                     ---------------          ------

  RIGHTS/WARRANTS -- (0.0%)
          Other Securities................                   568,149            0.0%
                                                     ---------------          ------

  BONDS -- (0.0%)
  Financials -- (0.0%)
          Other Securities................                     1,258            0.0%
                                                     ---------------          ------
  TOTAL INVESTMENT SECURITIES.............            15,151,125,365
                                                     ---------------

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                        Percentage
                                                            Shares        Value+      of Net Assets**
                                                            ------        ------      ---------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves, 0.140%.  45,061,143 $    45,061,143            0.3%
                                                                      ---------------          ------

SECURITIES LENDING COLLATERAL -- (10.2%)
(S)@  DFA Short Term Investment Fund..................... 149,053,678   1,724,551,050           11.3%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,870,772,552)...............................               $16,920,737,558          111.3%
                                                                      ===============          ======

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                 ------------------------------------------------------
                                     Level 1        Level 2     Level 3      Total
                                 --------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $ 2,313,220,711             --   --    $ 2,313,220,711
  Consumer Staples..............   1,009,260,691             --   --      1,009,260,691
  Energy........................   1,332,320,875             --   --      1,332,320,875
  Financials....................   2,601,396,806 $      127,212   --      2,601,524,018
  Health Care...................   1,634,905,790         17,132   --      1,634,922,922
  Industrials...................   2,175,914,348            462   --      2,175,914,810
  Information Technology........   2,640,027,348             --   --      2,640,027,348
  Materials.....................     720,226,080             --   --        720,226,080
  Other.........................              --             --   --                 --
  Real Estate Investment Trusts.      10,341,182             --   --         10,341,182
  Telecommunication Services....     380,890,998             --   --        380,890,998
  Utilities.....................     331,906,323             --   --        331,906,323
Preferred Stocks
  Other.........................              --             --   --                 --
Rights/Warrants.................              --        568,149   --            568,149
Bonds
  Financials....................              --          1,258   --              1,258
Temporary Cash Investments......      45,061,143             --   --         45,061,143
Securities Lending Collateral...              --  1,724,551,050   --      1,724,551,050
                                 --------------- --------------   --    ---------------
TOTAL........................... $15,195,472,295 $1,725,265,263   --    $16,920,737,558
                                 =============== ==============   ==    ===============


                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                  Percentage
                                          Shares      Value+    of Net Assets**
                                          ------      ------    ---------------
 COMMON STOCKS -- (85.6%)
 Consumer Discretionary -- (12.6%)
     Comcast Corp. Class A..............   404,565 $ 25,333,860            0.7%
     General Motors Co..................   301,169   10,513,810            0.3%
     Time Warner, Inc...................    94,912    7,150,670            0.2%
     Walt Disney Co. (The)..............   118,253   13,450,096            0.4%
     Other Securities...................            478,413,402           13.0%
                                                   ------------          ------
 Total Consumer Discretionary...........            534,861,838           14.6%
                                                   ------------          ------
 Consumer Staples -- (3.8%)
     CVS Health Corp....................    82,604    8,159,623            0.2%
     Procter & Gamble Co. (The).........   117,650    8,986,107            0.3%
     Other Securities...................            144,049,353            3.9%
                                                   ------------          ------
 Total Consumer Staples.................            161,195,083            4.4%
                                                   ------------          ------
 Energy -- (7.7%)
     Chevron Corp.......................   304,598   27,681,866            0.8%
     ConocoPhillips.....................   216,945   11,574,016            0.3%
     Exxon Mobil Corp...................   620,257   51,320,064            1.4%
     Schlumberger, Ltd..................    96,425    7,536,578            0.2%
     Valero Energy Corp.................   121,946    8,038,680            0.2%
     Other Securities...................            219,015,611            6.0%
                                                   ------------          ------
 Total Energy...........................            325,166,815            8.9%
                                                   ------------          ------
 Financials -- (21.4%)
     American Financial Group, Inc......   113,571    8,198,690            0.2%
     American International Group, Inc..   128,798    8,122,002            0.2%
     Assurant, Inc......................    86,200    7,027,886            0.2%
     Bank of America Corp............... 1,204,998   20,219,866            0.6%
     Citigroup, Inc.....................   374,753   19,925,617            0.6%
     Fifth Third Bancorp................   447,989    8,534,190            0.2%
     Goldman Sachs Group, Inc. (The)....    52,050    9,759,375            0.3%
     JPMorgan Chase & Co................   464,013   29,812,835            0.8%
 #   M&T Bank Corp......................    57,265    6,863,210            0.2%
 *   Markel Corp........................     7,917    6,871,956            0.2%
     PartnerRe, Ltd.....................    50,223    6,980,997            0.2%
     Principal Financial Group, Inc.....   157,281    7,889,215            0.2%
     RenaissanceRe Holdings, Ltd........    64,238    7,042,412            0.2%
     StanCorp Financial Group, Inc......    68,384    7,845,012            0.2%
     Travelers Cos., Inc. (The).........    66,684    7,527,957            0.2%
     Wells Fargo & Co...................   625,091   33,842,427            0.9%
     Other Securities...................            711,139,101           19.5%
                                                   ------------          ------
 Total Financials.......................            907,602,748           24.9%
                                                   ------------          ------
 Health Care -- (7.1%)
 *   Allergan P.L.C.....................    38,459   11,863,448            0.3%
     Anthem, Inc........................    51,031    7,100,964            0.2%
     Johnson & Johnson..................    90,854    9,178,980            0.3%
     Merck & Co., Inc...................   149,737    8,184,624            0.2%
     Pfizer, Inc........................   459,005   15,523,549            0.4%
     UnitedHealth Group, Inc............    73,435    8,649,174            0.3%
     Other Securities...................            242,053,193            6.6%
                                                   ------------          ------
 Total Health Care......................            302,553,932            8.3%
                                                   ------------          ------

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Industrials -- (13.2%)
#     ADT Corp. (The)....................................    221,287 $    7,311,322            0.2%
      AMERCO.............................................     19,095      7,758,489            0.2%
#     Chicago Bridge & Iron Co. NV.......................    178,027      7,988,071            0.2%
      General Electric Co................................    721,688     20,871,217            0.6%
*     JetBlue Airways Corp...............................    413,533     10,272,160            0.3%
      Southwest Airlines Co..............................    156,279      7,234,155            0.2%
      Union Pacific Corp.................................     83,333      7,445,804            0.2%
      Other Securities...................................               489,572,096           13.4%
                                                                     --------------          ------
Total Industrials........................................               558,453,314           15.3%
                                                                     --------------          ------
Information Technology -- (12.2%)
#     Activision Blizzard, Inc...........................    213,323      7,415,107            0.2%
      Apple, Inc.........................................    308,343     36,846,988            1.0%
      Cisco Systems, Inc.................................    334,255      9,643,257            0.3%
      HP, Inc............................................    268,806      7,247,010            0.2%
      Intel Corp.........................................    534,019     18,081,883            0.5%
      Microsoft Corp.....................................    278,222     14,645,606            0.4%
#     Visa, Inc. Class A.................................    116,012      9,000,211            0.3%
      Other Securities...................................               413,911,357           11.3%
                                                                     --------------          ------
Total Information Technology.............................               516,791,419           14.2%
                                                                     --------------          ------
Materials -- (4.5%)
      Other Securities...................................               192,524,787            5.3%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                 1,534,174            0.0%
                                                                     --------------          ------
Telecommunication Services -- (2.0%)
      AT&T, Inc..........................................  1,013,858     33,974,382            0.9%
      Verizon Communications, Inc........................    259,639     12,171,876            0.3%
      Other Securities...................................                36,213,795            1.1%
                                                                     --------------          ------
Total Telecommunication Services.........................                82,360,053            2.3%
                                                                     --------------          ------
Utilities -- (1.1%)
      UGI Corp...........................................    221,969      8,139,603            0.2%
      Other Securities...................................                37,586,237            1.0%
                                                                     --------------          ------
Total Utilities..........................................                45,725,840            1.2%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             3,628,770,003           99.4%
                                                                     --------------          ------
RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   210,655            0.0%
                                                                     --------------          ------

BONDS -- (0.0%)
Financials -- (0.0%)
      Other Securities...................................                       277            0.0%
                                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............................             3,628,980,935
                                                                     --------------

TEMPORARY CASH INVESTMENTS -- (0.7%)
      State Street Institutional Liquid Reserves, 0.140%. 29,018,998     29,018,998            0.8%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (13.7%)
(S)@  DFA Short Term Investment Fund..................... 50,303,831    582,015,322           15.9%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,308,133,308)................................              $4,240,015,255          116.1%
                                                                     ==============          ======

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  534,861,838           --   --    $  534,861,838
  Consumer Staples..............    161,195,083           --   --       161,195,083
  Energy........................    325,166,815           --   --       325,166,815
  Financials....................    907,500,833 $    101,915   --       907,602,748
  Health Care...................    302,528,793       25,139   --       302,553,932
  Industrials...................    558,452,686          628   --       558,453,314
  Information Technology........    516,791,419           --   --       516,791,419
  Materials.....................    192,524,787           --   --       192,524,787
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.      1,534,174           --   --         1,534,174
  Telecommunication Services....     82,360,053           --   --        82,360,053
  Utilities.....................     45,725,840           --   --        45,725,840
Rights/Warrants.................             --      210,655   --           210,655
Bonds
  Financials....................             --          277   --               277
Temporary Cash Investments......     29,018,998           --   --        29,018,998
Securities Lending Collateral...             --  582,015,322   --       582,015,322
                                 -------------- ------------   --    --------------
TOTAL........................... $3,657,661,319 $582,353,936   --    $4,240,015,255
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                    Percentage
                                           Shaes       Value+     of Net Assets**
                                           -----       ------     ---------------
COMMON STOCKS -- (82.4%)
Consumer Discretionary -- (14.8%)
#   American Eagle Outfitters, Inc...... 1,631,159 $   24,924,110            0.2%
#*  Buffalo Wild Wings, Inc.............   161,348     24,891,156            0.2%
*   Helen of Troy, Ltd..................   248,906     24,693,964            0.2%
    Jack in the Box, Inc................   335,227     24,984,468            0.2%
#   Lithia Motors, Inc. Class A.........   209,723     24,619,383            0.2%
*   Office Depot, Inc................... 3,790,696     28,885,104            0.3%
#   Papa John's International, Inc......   358,678     25,168,435            0.2%
    Pool Corp...........................   361,310     29,461,217            0.3%
    Thor Industries, Inc................   469,312     25,380,393            0.2%
    Vail Resorts, Inc...................   229,928     26,250,880            0.3%
    Other Securities....................            1,630,268,440           15.5%
                                                   --------------           -----
Total Consumer Discretionary............            1,889,527,550           17.8%
                                                   --------------           -----
Consumer Staples -- (3.6%)
    Lancaster Colony Corp...............   234,026     26,613,437            0.3%
#*  Post Holdings, Inc..................   424,561     27,286,535            0.3%
    Other Securities....................              406,135,987            3.7%
                                                   --------------           -----
Total Consumer Staples..................              460,035,959            4.3%
                                                   --------------           -----
Energy -- (2.6%)
#   PBF Energy, Inc. Class A............   755,325     25,681,050            0.3%
    Other Securities....................              306,272,899            2.8%
                                                   --------------           -----
Total Energy............................              331,953,949            3.1%
                                                   --------------           -----
Financials -- (16.7%)
    Aspen Insurance Holdings, Ltd.......   528,040     25,668,024            0.3%
#   Bank of Hawaii Corp.................   377,255     24,702,657            0.2%
#   Bank of the Ozarks, Inc.............   615,807     30,802,666            0.3%
#   Endurance Specialty Holdings, Ltd...   469,806     29,658,853            0.3%
    Hanover Insurance Group, Inc. (The).   334,899     28,215,241            0.3%
    MarketAxess Holdings, Inc...........   284,264     28,798,786            0.3%
#   PrivateBancorp, Inc.................   651,243     27,241,495            0.3%
    StanCorp Financial Group, Inc.......   309,704     35,529,243            0.3%
    Symetra Financial Corp..............   825,630     26,197,240            0.3%
*   Western Alliance Bancorp............   736,332     26,323,869            0.3%
    Other Securities....................            1,850,853,544           17.2%
                                                   --------------           -----
Total Financials........................            2,133,991,618           20.1%
                                                   --------------           -----
Health Care -- (7.9%)
#*  Amsurg Corp.........................   360,280     25,252,025            0.2%
*   Health Net, Inc.....................   483,608     31,076,650            0.3%
    Hill-Rom Holdings, Inc..............   487,678     25,695,754            0.3%
    Other Securities....................              935,807,066            8.8%
                                                   --------------           -----
Total Health Care.......................            1,017,831,495            9.6%
                                                   --------------           -----
Industrials -- (14.0%)
#   Allegiant Travel Co.................   139,363     27,517,224            0.3%
    AMERCO..............................    72,702     29,539,550            0.3%
#   Deluxe Corp.........................   429,771     25,592,863            0.2%
    EMCOR Group, Inc....................   526,833     25,435,497            0.2%
#*  JetBlue Airways Corp................ 1,866,678     46,368,282            0.4%
    Other Securities....................            1,635,079,708           15.5%
                                                   --------------           -----
Total Industrials.......................            1,789,533,124           16.9%
                                                   --------------           -----

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                    Percentage
                                          Shaes       Value+      of Net Assets**
                                          -----       ------      ---------------
Information Technology -- (14.5%)
    Blackbaud, Inc.....................   401,118 $    25,146,087            0.2%
#*  Ciena Corp......................... 1,043,608      25,192,697            0.2%
*   CoreLogic, Inc.....................   662,683      25,831,383            0.3%
*   EPAM Systems, Inc..................   389,403      30,120,322            0.3%
*   Euronet Worldwide, Inc.............   422,803      33,925,713            0.3%
*   Integrated Device Technology, Inc.. 1,219,213      31,089,931            0.3%
#   j2 Global, Inc.....................   362,759      28,131,960            0.3%
#*  Manhattan Associates, Inc..........   537,725      39,173,266            0.4%
    Mentor Graphics Corp...............   985,050      26,793,360            0.3%
*   Microsemi Corp.....................   765,049      27,549,414            0.3%
#*  Synaptics, Inc.....................   308,564      26,255,711            0.3%
#   SYNNEX Corp........................   312,895      27,672,434            0.3%
#*  ViaSat, Inc........................   392,956      25,919,378            0.3%
    Other Securities...................             1,487,656,195           13.7%
                                                  ---------------           -----
Total Information Technology...........             1,860,457,851           17.5%
                                                  ---------------           -----
Materials -- (3.9%)
    Sensient Technologies Corp.........   393,827      25,705,088            0.3%
    Other Securities...................               470,569,979            4.4%
                                                  ---------------           -----
Total Materials........................               496,275,067            4.7%
                                                  ---------------           -----
Other -- (0.0%)
    Other Securities...................                        --            0.0%
                                                  ---------------           -----
Real Estate Investment Trusts -- (0.0%)
    Other Securities...................                     9,746            0.0%
                                                  ---------------           -----
Telecommunication Services -- (0.8%)
    Other Securities...................               103,855,249            1.0%
                                                  ---------------           -----
Utilities -- (3.6%)
#   IDACORP, Inc.......................   394,859      26,396,324            0.3%
#   Piedmont Natural Gas Co., Inc......   632,969      36,275,453            0.3%
    Portland General Electric Co.......   690,542      25,605,297            0.2%
    Southwest Gas Corp.................   410,205      25,211,199            0.2%
#   WGL Holdings, Inc..................   427,325      26,592,435            0.3%
    Other Securities...................               327,628,598            3.1%
                                                  ---------------           -----
Total Utilities........................               467,709,306            4.4%
                                                  ---------------           -----
TOTAL COMMON STOCKS....................            10,551,180,914           99.4%
                                                  ---------------           -----

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
    Other Securities...................                        --            0.0%
                                                  ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
    Other Securities...................                   687,901            0.0%
                                                  ---------------           -----

BONDS -- (0.0%)
Financials -- (0.0%)
    Other Securities...................                     2,337            0.0%
                                                  ---------------           -----
TOTAL INVESTMENT SECURITIES............            10,551,871,152
                                                  ---------------

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                        Percentage
                                                             Shaes        Value+      of Net Assets**
                                                             -----        ------      ---------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid Reserves, 0.140%.  20,271,070 $    20,271,070            0.2%
                                                                      ---------------          ------

SECURITIES LENDING COLLATERAL -- (17.4%)
(S)@  DFA Short Term Investment Fund..................... 193,218,545   2,235,538,562           21.0%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,730,571,068)...............................               $12,807,680,784          120.6%
                                                                      ===============          ======

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                 ------------------------------------------------------
                                     Level 1        Level 2     Level 3      Total
                                 --------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $ 1,889,527,550             --   --    $ 1,889,527,550
  Consumer Staples..............     460,035,959             --   --        460,035,959
  Energy........................     331,944,092 $        9,857   --        331,953,949
  Financials....................   2,133,900,638         90,980   --      2,133,991,618
  Health Care...................   1,017,778,568         52,927   --      1,017,831,495
  Industrials...................   1,789,527,547          5,577   --      1,789,533,124
  Information Technology........   1,860,457,851             --   --      1,860,457,851
  Materials.....................     496,275,067             --   --        496,275,067
  Other.........................              --             --   --                 --
  Real Estate Investment Trusts.           9,746             --   --              9,746
  Telecommunication Services....     103,855,249             --   --        103,855,249
  Utilities.....................     467,709,306             --   --        467,709,306
Preferred Stocks
  Other.........................              --             --   --                 --
Rights/Warrants.................              --        687,901   --            687,901
Bonds
  Financials....................              --          2,337   --              2,337
Temporary Cash Investments......      20,271,070             --   --         20,271,070
Securities Lending Collateral...              --  2,235,538,562   --      2,235,538,562
                                 --------------- --------------   --    ---------------
TOTAL........................... $10,571,292,643 $2,236,388,141   --    $12,807,680,784
                                 =============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                         Percentage
                                                  Shares     Value+    of Net Assets**
                                                  ------     ------    ---------------
COMMON STOCKS -- (84.8%)
Consumer Discretionary -- (15.0%)
#*  American Axle & Manufacturing Holdings, Inc.. 735,911 $ 16,307,788            0.3%
#   Caleres, Inc................................. 500,753   15,303,012            0.3%
#   Core-Mark Holding Co., Inc................... 213,399   17,347,205            0.4%
    Drew Industries, Inc......................... 259,337   15,516,133            0.3%
#   EW Scripps Co. (The) Class A................. 630,173   13,901,616            0.3%
*   G-III Apparel Group, Ltd..................... 386,892   21,313,880            0.4%
*   Gentherm, Inc................................ 376,060   18,487,110            0.4%
#*  Helen of Troy, Ltd........................... 188,726   18,723,506            0.4%
#   La-Z-Boy, Inc................................ 595,224   16,993,645            0.3%
    Nexstar Broadcasting Group, Inc. Class A..... 300,962   16,020,207            0.3%
    Oxford Industries, Inc....................... 189,367   13,789,705            0.3%
#   Papa John's International, Inc............... 370,057   25,966,900            0.5%
#*  Popeyes Louisiana Kitchen, Inc............... 276,415   15,600,863            0.3%
#   Sonic Corp................................... 646,038   18,437,925            0.4%
    Other Securities.............................          639,822,307           12.7%
                                                          ------------           -----
Total Consumer Discretionary.....................          883,531,802           17.6%
                                                          ------------           -----

Consumer Staples -- (3.6%)
#   Coca-Cola Bottling Co. Consolidated..........  73,233   15,467,542            0.3%
#*  National Beverage Corp....................... 396,141   14,910,747            0.3%
#*  USANA Health Sciences, Inc................... 135,744   17,456,678            0.4%
#   WD-40 Co..................................... 165,539   15,822,218            0.3%
    Other Securities.............................          148,521,130            2.9%
                                                          ------------           -----
Total Consumer Staples...........................          212,178,315            4.2%
                                                          ------------           -----

Energy -- (1.7%)
    Other Securities.............................          101,159,867            2.0%
                                                          ------------           -----

Financials -- (16.6%)
#   BBCN Bancorp, Inc............................ 831,107   13,954,287            0.3%
#*  BofI Holding, Inc............................ 172,404   13,794,044            0.3%
    FBL Financial Group, Inc. Class A............ 268,740   16,903,746            0.3%
    Horace Mann Educators Corp................... 422,698   14,473,180            0.3%
#   Interactive Brokers Group, Inc. Class A...... 538,284   22,145,004            0.5%
#   Pinnacle Financial Partners, Inc............. 325,102   17,106,867            0.3%
*   Western Alliance Bancorp..................... 426,632   15,252,094            0.3%
    Other Securities.............................          862,836,683           17.2%
                                                          ------------           -----
Total Financials.................................          976,465,905           19.5%
                                                          ------------           -----

Health Care -- (9.7%)
*   AMN Healthcare Services, Inc................. 545,897   15,487,098            0.3%
#*  Cambrex Corp................................. 360,586   16,576,138            0.3%
    Cantel Medical Corp.......................... 278,932   16,535,089            0.3%
#*  Greatbatch, Inc.............................. 287,188   15,350,199            0.3%
*   ICU Medical, Inc............................. 178,732   19,655,158            0.4%
#*  MedAssets, Inc............................... 686,345   16,252,650            0.3%
*   Natus Medical, Inc........................... 377,983   17,209,566            0.3%
    Other Securities.............................          451,325,520            9.2%
                                                          ------------           -----
Total Health Care................................          568,391,418           11.4%
                                                          ------------           -----

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                     Percentage
                                           Shares       Value+     of Net Assets**
                                           ------       ------     ---------------
Industrials -- (17.0%)
*   American Woodmark Corp...............   186,252 $   13,540,520            0.3%
#   Apogee Enterprises, Inc..............   334,904     16,587,795            0.3%
#   AZZ, Inc.............................   282,948     15,655,513            0.3%
#*  Dycom Industries, Inc................   314,892     23,960,132            0.5%
#   Exponent, Inc........................   287,976     14,804,846            0.3%
#   Forward Air Corp.....................   305,205     13,844,099            0.3%
    G&K Services, Inc. Class A...........   214,304     14,105,489            0.3%
#*  Hawaiian Holdings, Inc...............   590,692     20,497,012            0.4%
    Korn/Ferry International.............   447,861     16,288,705            0.3%
    Mueller Water Products, Inc. Class A. 1,743,221     15,340,345            0.3%
    Other Securities.....................              836,534,713           16.7%
                                                    --------------           -----
Total Industrials........................            1,001,159,169           20.0%
                                                    --------------           -----

Information Technology -- (13.6%)
*   ExlService Holdings, Inc.............   316,589     14,012,229            0.3%
#*  Infinera Corp........................   751,918     14,857,900            0.3%
#*  Manhattan Associates, Inc............   224,890     16,383,237            0.3%
    Methode Electronics, Inc.............   456,176     15,204,346            0.3%
*   OSI Systems, Inc.....................   200,121     17,246,428            0.4%
*   Virtusa Corp.........................   311,174     17,870,723            0.4%
    Other Securities.....................              701,501,504           13.9%
                                                    --------------           -----
Total Information Technology.............              797,076,367           15.9%
                                                    --------------           -----

Materials -- (4.3%)
*   Headwaters, Inc......................   815,396     16,756,388            0.3%
    Other Securities.....................              238,360,733            4.8%
                                                    --------------           -----
Total Materials..........................              255,117,121            5.1%
                                                    --------------           -----

Other -- (0.0%)
    Other Securities.....................                       --            0.0%
                                                    --------------           -----

Telecommunication Services -- (1.6%)
    Other Securities.....................               90,875,926            1.8%
                                                    --------------           -----

Utilities -- (1.7%)
    American States Water Co.............   401,996     16,381,337            0.3%
    Other Securities.....................               81,892,895            1.7%
                                                    --------------           -----
Total Utilities..........................               98,274,232            2.0%
                                                    --------------           -----
TOTAL COMMON STOCKS......................            4,984,230,122           99.5%
                                                    --------------           -----

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
    Other Securities.....................                       --            0.0%
                                                    --------------           -----

RIGHTS/WARRANTS -- (0.0%)
    Other Securities.....................                  354,717            0.0%
                                                    --------------           -----

BONDS -- (0.0%)
Financials -- (0.0%)
    Other Securities.....................                    9,926            0.0%
                                                    --------------           -----
TOTAL INVESTMENT SECURITIES..............            4,984,594,765
                                                    --------------

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional Liquid Reserves, 0.140%. 30,728,188 $   30,728,188            0.6%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (14.7%)
(S)@  DFA Short Term Investment Fund..................... 74,300,070    859,651,815           17.2%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,495,466,417)................................              $5,874,974,768          117.3%
                                                                     ==============          ======

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  883,531,802           --   --    $  883,531,802
  Consumer Staples............    212,178,315           --   --       212,178,315
  Energy......................    101,123,493 $     36,374   --       101,159,867
  Financials..................    976,123,793      342,112   --       976,465,905
  Health Care.................    568,314,944       76,474   --       568,391,418
  Industrials.................  1,001,157,281        1,888   --     1,001,159,169
  Information Technology......    797,076,367           --   --       797,076,367
  Materials...................    255,117,121           --   --       255,117,121
  Other.......................             --           --   --                --
  Telecommunication Services..     90,875,926           --   --        90,875,926
  Utilities...................     98,274,232           --   --        98,274,232
Preferred Stocks
  Other.......................             --           --   --                --
Rights/Warrants...............             --      354,717   --           354,717
Bonds
  Financials..................             --        9,926   --             9,926
Temporary Cash Investments....     30,728,188           --   --        30,728,188
Securities Lending Collateral.             --  859,651,815   --       859,651,815
                               -------------- ------------   --    --------------
TOTAL......................... $5,014,501,462 $860,473,306   --    $5,874,974,768
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                              Percentage
                                                    Shares       Value+     of Net Assets**
                                                    ------       ------     ---------------
COMMON STOCKS -- (96.1%)
Real Estate Investment Trusts -- (96.1%)
    Alexandria Real Estate Equities, Inc..........   702,724 $   63,062,452            1.0%
    American Campus Communities, Inc.............. 1,079,435     43,792,678            0.7%
    Apartment Investment & Management Co. Class A. 1,485,089     58,200,638            0.9%
    AvalonBay Communities, Inc.................... 1,277,589    223,360,885            3.4%
    BioMed Realty Trust, Inc...................... 1,963,750     45,971,388            0.7%
    Boston Properties, Inc........................ 1,490,533    187,583,578            2.9%
    Camden Property Trust.........................   824,477     60,838,158            0.9%
    CubeSmart..................................... 1,608,251     44,741,543            0.7%
#   DDR Corp...................................... 2,945,706     49,487,861            0.8%
#   Digital Realty Trust, Inc..................... 1,379,259    102,009,996            1.6%
    Douglas Emmett, Inc........................... 1,353,312     41,343,682            0.6%
    Duke Realty Corp.............................. 3,318,928     68,701,810            1.0%
*   Equity Commonwealth........................... 1,169,690     33,581,800            0.5%
    Equity Lifestyle Properties, Inc..............   770,003     46,569,781            0.7%
    Equity Residential............................ 3,454,662    267,114,466            4.1%
    Essex Property Trust, Inc.....................   623,825    137,515,983            2.1%
    Extra Space Storage, Inc...................... 1,108,352     87,825,812            1.3%
#   Federal Realty Investment Trust...............   655,906     94,115,952            1.4%
    General Growth Properties, Inc................ 5,462,416    158,136,943            2.4%
    HCP, Inc...................................... 4,453,629    165,674,999            2.5%
#   Highwoods Properties, Inc.....................   899,605     39,087,837            0.6%
#   Hospitality Properties Trust.................. 1,443,795     38,751,458            0.6%
#   Host Hotels & Resorts, Inc.................... 7,483,191    129,683,700            2.0%
#   Iron Mountain, Inc............................ 1,518,022     46,512,194            0.7%
    Kilroy Realty Corp............................   874,924     57,604,996            0.9%
    Kimco Realty Corp............................. 3,927,935    105,150,820            1.6%
    Liberty Property Trust........................ 1,445,173     49,164,785            0.7%
    Macerich Co. (The)............................ 1,535,271    130,098,865            2.0%
    Mid-America Apartment Communities, Inc........   715,201     60,927,973            0.9%
    National Retail Properties, Inc............... 1,278,673     48,589,574            0.7%
    Omega Healthcare Investors, Inc............... 1,579,449     54,522,579            0.8%
    Prologis, Inc................................. 4,972,521    212,475,822            3.2%
    Public Storage................................ 1,418,576    325,506,449            5.0%
#   Realty Income Corp............................ 2,230,339    110,312,567            1.7%
    Regency Centers Corp..........................   897,051     60,963,586            0.9%
    Retail Properties of America, Inc. Class A.... 2,250,927     33,696,377            0.5%
    Senior Housing Properties Trust............... 2,252,597     34,216,948            0.5%
    Simon Property Group, Inc..................... 2,960,258    596,373,577            9.1%
#   SL Green Realty Corp..........................   946,080    112,224,010            1.7%
    Sovran Self Storage, Inc......................   345,062     34,461,342            0.5%
#   Spirit Realty Capital, Inc.................... 4,189,447     42,648,570            0.7%
*   Strategic Hotels & Resorts, Inc............... 2,482,764     35,006,972            0.5%
    Taubman Centers, Inc..........................   609,676     46,932,858            0.7%
    UDR, Inc...................................... 2,486,085     85,670,489            1.3%
    Ventas, Inc................................... 3,155,009    169,487,084            2.6%
    VEREIT, Inc................................... 8,432,583     69,653,136            1.1%
    Vornado Realty Trust.......................... 1,650,859    165,993,872            2.5%
    Weingarten Realty Investors................... 1,153,006     41,231,495            0.6%
    Welltower, Inc................................ 3,338,919    216,595,676            3.3%
#   WP Carey, Inc.................................   865,190     54,827,090            0.8%
    Other Securities..............................            1,351,663,935           20.9%
                                                             --------------           -----
TOTAL COMMON STOCKS...............................            6,539,667,041           99.8%
                                                             --------------           -----
TOTAL INVESTMENT SECURITIES.......................            6,539,667,041
                                                             --------------

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid Reserves, 0.140%. 10,867,957 $   10,867,957            0.2%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (3.7%)
(S)@  DFA Short Term Investment Fund..................... 21,782,988    252,029,166            3.8%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,831,166,636)................................              $6,802,564,164          103.8%
                                                                     ==============          ======

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Real Estate Investment Trusts. $6,539,667,041           --   --    $6,539,667,041
Temporary Cash Investments......     10,867,957           --   --        10,867,957
Securities Lending Collateral...             -- $252,029,166   --       252,029,166
                                 -------------- ------------   --    --------------
TOTAL........................... $6,550,534,998 $252,029,166   --    $6,802,564,164
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                        Percentage
                                                 Shares    Value++    of Net Assets**
                                                 ------    -------    ---------------
COMMON STOCKS -- (94.2%)
AUSTRALIA -- (5.2%)
#   Australia & New Zealand Banking Group, Ltd.. 611,101 $ 11,818,871            0.4%
    BHP Billiton, Ltd........................... 722,701   11,852,828            0.4%
    Commonwealth Bank of Australia.............. 366,747   19,913,615            0.6%
    National Australia Bank, Ltd................ 538,394   11,497,212            0.4%
    Westpac Banking Corp........................ 473,127   10,538,433            0.3%
    Other Securities............................          108,223,951            3.4%
                                                         ------------            ----
TOTAL AUSTRALIA.................................          173,844,910            5.5%
                                                         ------------            ----

AUSTRIA -- (0.2%)
    Other Securities............................            5,735,452            0.2%
                                                         ------------            ----

BELGIUM -- (1.2%)
    Anheuser-Busch InBev NV..................... 147,197   17,564,223            0.6%
    Other Securities............................           23,564,979            0.7%
                                                         ------------            ----
TOTAL BELGIUM...................................           41,129,202            1.3%
                                                         ------------            ----

CANADA -- (7.6%)
#   Royal Bank of Canada........................ 246,120   14,073,411            0.5%
#   Toronto-Dominion Bank (The)................. 270,619   11,109,535            0.4%
    Other Securities............................          226,289,790            7.1%
                                                         ------------            ----
TOTAL CANADA....................................          251,472,736            8.0%
                                                         ------------            ----

DENMARK -- (1.6%)
#   Novo Nordisk A.S. Class B................... 361,605   19,202,481            0.6%
    Other Securities............................           33,115,311            1.0%
                                                         ------------            ----
TOTAL DENMARK...................................           52,317,792            1.6%
                                                         ------------            ----

FINLAND -- (0.9%)
    Other Securities............................           28,709,294            0.9%
                                                         ------------            ----

FRANCE -- (8.5%)
    Air Liquide SA..............................  79,185   10,243,917            0.3%
    AXA SA...................................... 365,422    9,752,424            0.3%
    BNP Paribas SA.............................. 204,500   12,392,127            0.4%
    LVMH Moet Hennessy Louis Vuitton SE.........  64,642   12,034,367            0.4%
    Sanofi...................................... 204,621   20,641,311            0.7%
    Total SA.................................... 403,770   19,525,840            0.6%
    Other Securities............................          197,124,102            6.2%
                                                         ------------            ----
TOTAL FRANCE....................................          281,714,088            8.9%
                                                         ------------            ----

GERMANY -- (7.3%)
    Allianz SE..................................  63,808   11,170,721            0.4%
    BASF SE..................................... 198,273   16,243,283            0.5%
    Bayer AG.................................... 162,181   21,624,470            0.7%
    Daimler AG.................................. 234,363   20,322,489            0.6%
    Deutsche Telekom AG......................... 656,623   12,299,590            0.4%
    SAP SE...................................... 160,777   12,674,864            0.4%
    Siemens AG.................................. 145,357   14,600,258            0.5%
    Other Securities............................          133,630,975            4.2%
                                                         ------------            ----
TOTAL GERMANY...................................          242,566,650            7.7%
                                                         ------------            ----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                 Percentage
                                                         Shares     Value++    of Net Assets**
                                                         ------     -------    ---------------
HONG KONG -- (2.6%)
    AIA Group, Ltd..................................... 2,334,000 $ 13,670,005            0.4%
    Other Securities...................................             71,785,448            2.3%
                                                                  ------------           -----
TOTAL HONG KONG........................................             85,455,453            2.7%
                                                                  ------------           -----

IRELAND -- (0.5%)
    Other Securities...................................             15,313,449            0.5%
                                                                  ------------           -----

ISRAEL -- (0.6%)
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.   173,152   10,248,867            0.3%
    Other Securities...................................              8,560,595            0.3%
                                                                  ------------           -----
TOTAL ISRAEL...........................................             18,809,462            0.6%
                                                                  ------------           -----

ITALY -- (1.9%)
    Other Securities...................................             64,306,107            2.0%
                                                                  ------------           -----

JAPAN -- (20.7%)
    Honda Motor Co., Ltd...............................   305,692   10,112,425            0.3%
    KDDI Corp..........................................   411,400    9,955,186            0.3%
#   Mizuho Financial Group, Inc........................ 5,216,805   10,745,806            0.4%
    SoftBank Group Corp................................   226,760   12,704,888            0.4%
    Sumitomo Mitsui Financial Group, Inc...............   261,540   10,433,784            0.3%
    Toyota Motor Corp..................................   435,700   26,692,912            0.9%
    Toyota Motor Corp. Sponsored ADR...................    96,721   11,859,929            0.4%
    Other Securities...................................            594,078,588           18.8%
                                                                  ------------           -----
TOTAL JAPAN............................................            686,583,518           21.8%
                                                                  ------------           -----

NETHERLANDS -- (2.5%)
#   Unilever NV........................................   256,547   11,655,083            0.4%
    Other Securities...................................             72,457,240            2.3%
                                                                  ------------           -----
TOTAL NETHERLANDS......................................             84,112,323            2.7%
                                                                  ------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities...................................              3,415,156            0.1%
                                                                  ------------           -----

NORWAY -- (0.6%)
    Other Securities...................................             21,296,797            0.7%
                                                                  ------------           -----

PORTUGAL -- (0.1%)
    Other Securities...................................              4,117,921            0.1%
                                                                  ------------           -----

SINGAPORE -- (1.2%)
    Other Securities...................................             38,963,881            1.2%
                                                                  ------------           -----

SPAIN -- (2.8%)
    Banco Santander SA................................. 2,088,055   11,664,288            0.4%
    Other Securities...................................             81,778,952            2.6%
                                                                  ------------           -----
TOTAL SPAIN............................................             93,443,240            3.0%
                                                                  ------------           -----

SWEDEN -- (2.7%)
    Other Securities...................................             87,840,465            2.8%
                                                                  ------------           -----

SWITZERLAND -- (8.2%)
    Nestle SA..........................................   692,983   52,925,838            1.7%
    Novartis AG........................................   388,810   35,221,774            1.1%
    Roche Holding AG...................................   166,430   45,185,556            1.4%
    Other Securities...................................            139,641,131            4.5%
                                                                  ------------           -----
TOTAL SWITZERLAND......................................            272,974,299            8.7%
                                                                  ------------           -----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                  Percentage
                                                        Shares      Value++     of Net Assets**
                                                        ------      -------     ---------------
UNITED KINGDOM -- (17.2%)
      AstraZeneca P.L.C..............................    153,478 $    9,781,536            0.3%
      BG Group P.L.C.................................    671,968     10,616,097            0.3%
      BP P.L.C. Sponsored ADR........................    608,368     21,718,738            0.7%
      British American Tobacco P.L.C.................    322,533     19,161,541            0.6%
      BT Group P.L.C.................................  1,590,578     11,359,130            0.4%
      Diageo P.L.C. Sponsored ADR....................     96,177     11,068,049            0.4%
      GlaxoSmithKline P.L.C..........................    566,003     12,206,254            0.4%
      GlaxoSmithKline P.L.C. Sponsored ADR...........    246,846     10,629,189            0.3%
      HSBC Holdings P.L.C............................  1,758,504     13,739,131            0.4%
      HSBC Holdings P.L.C. Sponsored ADR.............    419,137     16,375,682            0.5%
      Reckitt Benckiser Group P.L.C..................    136,968     13,366,769            0.4%
      Royal Dutch Shell P.L.C. Sponsored ADR Class A.    258,423     13,556,871            0.4%
      Royal Dutch Shell P.L.C. Sponsored ADR Class B.    232,555     12,253,323            0.4%
      SABMiller P.L.C................................    167,523     10,289,828            0.3%
      Other Securities...............................               384,039,776           12.3%
                                                                 --------------          ------
TOTAL UNITED KINGDOM.................................               570,161,914           18.1%
                                                                 --------------          ------
TOTAL COMMON STOCKS..................................             3,124,284,109           99.1%
                                                                 --------------          ------

PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
      Other Securities...............................                 9,211,820            0.3%
                                                                 --------------          ------
TOTAL PREFERRED STOCKS...............................                 9,211,820            0.3%
                                                                 --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities...............................                        --            0.0%
                                                                 --------------          ------

IRELAND -- (0.0%)
      Other Securities...............................                    10,844            0.0%
                                                                 --------------          ------

ITALY -- (0.0%)
      Other Securities...............................                        --            0.0%
                                                                 --------------          ------

SPAIN -- (0.0%)
      Other Securities...............................                   114,807            0.0%
                                                                 --------------          ------

UNITED KINGDOM -- (0.0%)
      Other Securities...............................                    70,761            0.0%
                                                                 --------------          ------
TOTAL RIGHTS/WARRANTS................................                   196,412            0.0%
                                                                 --------------          ------
TOTAL INVESTMENT SECURITIES..........................             3,133,692,341
                                                                 --------------

                                                                    Value+
                                                          -         ------             -
SECURITIES LENDING COLLATERAL -- (5.5%)
(S)@  DFA Short Term Investment Fund................. 15,716,941    181,845,002            5.8%
                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,919,070,825)............................              $3,315,537,343          105.2%
                                                                 ==============          ======

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $  5,840,555 $  168,004,355   --    $  173,844,910
  Austria.....................           --      5,735,452   --         5,735,452
  Belgium.....................    4,184,898     36,944,304   --        41,129,202
  Canada......................  251,472,736             --   --       251,472,736
  Denmark.....................    4,931,966     47,385,826   --        52,317,792
  Finland.....................    1,492,600     27,216,694   --        28,709,294
  France......................   10,953,608    270,760,480   --       281,714,088
  Germany.....................   19,069,495    223,497,155   --       242,566,650
  Hong Kong...................      639,367     84,816,086   --        85,455,453
  Ireland.....................    3,515,186     11,798,263   --        15,313,449
  Israel......................   10,999,658      7,809,804   --        18,809,462
  Italy.......................    4,503,311     59,802,796   --        64,306,107
  Japan.......................   39,897,882    646,685,636   --       686,583,518
  Netherlands.................   14,133,017     69,979,306   --        84,112,323
  New Zealand.................           --      3,415,156   --         3,415,156
  Norway......................    1,160,340     20,136,457   --        21,296,797
  Portugal....................           --      4,117,921   --         4,117,921
  Singapore...................           --     38,963,881   --        38,963,881
  Spain.......................   15,004,762     78,438,478   --        93,443,240
  Sweden......................      150,438     87,690,027   --        87,840,465
  Switzerland.................   18,421,967    254,552,332   --       272,974,299
  United Kingdom..............  165,997,039    404,164,875   --       570,161,914
Preferred Stocks
  Germany.....................           --      9,211,820   --         9,211,820
Rights/Warrants
  Australia...................           --             --   --                --
  Ireland.....................           --         10,844   --            10,844
  Italy.......................           --             --   --                --
  Spain.......................           --        114,807   --           114,807
  United Kingdom..............           --         70,761   --            70,761
Securities Lending Collateral.           --    181,845,002   --       181,845,002
                               ------------ --------------   --    --------------
TOTAL......................... $572,368,825 $2,743,168,518   --    $3,315,537,343
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                            Percentage
                                                  Shares      Value++     of Net Assets**
                                                  ------      -------     ---------------
COMMON STOCKS -- (93.2%)
AUSTRALIA -- (5.4%)
    Australia & New Zealand Banking Group, Ltd.. 1,685,445 $   32,596,996            0.2%
    BHP Billiton, Ltd........................... 2,349,520     38,533,858            0.3%
    Commonwealth Bank of Australia..............   536,081     29,108,105            0.2%
    Macquarie Group, Ltd........................   577,968     34,995,291            0.3%
    National Australia Bank, Ltd................ 1,649,904     35,233,113            0.3%
    Other Securities............................              660,141,369            4.5%
                                                           --------------            ----
TOTAL AUSTRALIA.................................              830,608,732            5.8%
                                                           --------------            ----

AUSTRIA -- (0.4%)
    Other Securities............................               68,025,652            0.5%
                                                           --------------            ----

BELGIUM -- (1.5%)
    Anheuser-Busch InBev NV.....................   357,262     42,630,145            0.3%
    Other Securities............................              188,456,674            1.3%
                                                           --------------            ----
TOTAL BELGIUM...................................              231,086,819            1.6%
                                                           --------------            ----

CANADA -- (7.3%)
    Suncor Energy, Inc..........................   943,581     28,052,663            0.2%
    Other Securities............................            1,090,435,774            7.6%
                                                           --------------            ----
TOTAL CANADA....................................            1,118,488,437            7.8%
                                                           --------------            ----

CHINA -- (0.0%)
    Other Securities............................                  635,645            0.0%
                                                           --------------            ----

DENMARK -- (1.6%)
    Other Securities............................              243,277,894            1.7%
                                                           --------------            ----
FINLAND -- (1.5%)
    Other Securities............................              235,440,698            1.6%
                                                           --------------            ----

FRANCE -- (7.0%)
    BNP Paribas SA..............................   474,135     28,731,249            0.2%
#   Cie de Saint-Gobain.........................   768,958     32,189,386            0.2%
    Cie Generale des Etablissements Michelin....   313,351     31,170,837            0.2%
    Engie SA.................................... 2,052,295     35,916,794            0.3%
    Orange SA................................... 2,005,464     35,359,726            0.3%
#   Total SA.................................... 1,824,836     88,246,912            0.6%
    Other Securities............................              820,846,121            5.6%
                                                           --------------            ----
TOTAL FRANCE....................................            1,072,461,025            7.4%
                                                           --------------            ----

GERMANY -- (6.6%)
    BASF SE.....................................   622,420     50,991,028            0.4%
    Bayerische Motoren Werke AG.................   402,269     41,203,752            0.3%
    Daimler AG.................................. 1,005,680     87,206,262            0.6%
    Deutsche Telekom AG......................... 2,503,149     46,887,949            0.3%
    Fresenius SE & Co. KGaA.....................   594,150     43,659,568            0.3%
    Other Securities............................              739,509,796            5.1%
                                                           --------------            ----
TOTAL GERMANY...................................            1,009,458,355            7.0%
                                                           --------------            ----

GREECE -- (0.0%)
    Other Securities............................                       --            0.0%
                                                           --------------            ----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    Percentage
                                                          Shares      Value++     of Net Assets**
                                                          ------      -------     ---------------
HONG KONG -- (2.8%)
    AIA Group, Ltd.....................................  6,136,600 $   35,941,455            0.3%
    Other Securities...................................               388,648,325            2.6%
                                                                   --------------           -----
TOTAL HONG KONG........................................               424,589,780            2.9%
                                                                   --------------           -----

IRELAND -- (0.5%)
    Other Securities...................................                74,960,816            0.5%
                                                                   --------------           -----

ISRAEL -- (0.6%)
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.    570,084     33,743,272            0.3%
    Other Securities...................................                63,085,871            0.4%
                                                                   --------------           -----
TOTAL ISRAEL...........................................                96,829,143            0.7%
                                                                   --------------           -----

ITALY -- (2.7%)
    Eni SpA............................................  2,230,601     36,426,265            0.3%
    Other Securities...................................               380,198,807            2.6%
                                                                   --------------           -----
TOTAL ITALY............................................               416,625,072            2.9%
                                                                   --------------           -----

JAPAN -- (21.6%)
    Hitachi, Ltd.......................................  5,115,000     29,507,358            0.2%
    Honda Motor Co., Ltd...............................  1,287,400     42,587,753            0.3%
    Mitsubishi UFJ Financial Group, Inc................  6,649,300     43,004,547            0.3%
    Mizuho Financial Group, Inc........................ 17,400,060     35,841,415            0.3%
    Sumitomo Mitsui Financial Group, Inc...............    817,470     32,611,856            0.2%
    Toyota Motor Corp..................................  1,311,386     80,341,315            0.6%
#   Toyota Motor Corp. Sponsored ADR...................    384,641     47,164,679            0.3%
    Other Securities...................................             2,996,308,755           20.7%
                                                                   --------------           -----
TOTAL JAPAN............................................             3,307,367,678           22.9%
                                                                   --------------           -----

NETHERLANDS -- (2.3%)
    Other Securities...................................               359,836,312            2.5%
                                                                   --------------           -----

NEW ZEALAND -- (0.3%)
    Other Securities...................................                52,450,386            0.4%
                                                                   --------------           -----

NORWAY -- (0.8%)
    Other Securities...................................               118,381,757            0.8%
                                                                   --------------           -----

PORTUGAL -- (0.3%)
    Other Securities...................................                42,454,639            0.3%
                                                                   --------------           -----

SINGAPORE -- (1.2%)
    Other Securities...................................               175,763,373            1.2%
                                                                   --------------           -----

SPAIN -- (2.4%)
    Banco Santander SA.................................  5,626,083     31,428,412            0.2%
    Iberdrola SA.......................................  5,929,169     42,281,727            0.3%
    Other Securities...................................               293,318,322            2.0%
                                                                   --------------           -----
TOTAL SPAIN............................................               367,028,461            2.5%
                                                                   --------------           -----

SWEDEN -- (2.8%)
    Other Securities...................................               430,348,993            3.0%
                                                                   --------------           -----

SWITZERLAND -- (6.6%)
    Cie Financiere Richemont SA........................    372,650     31,953,828            0.2%
    Nestle SA..........................................  2,173,391    165,990,423            1.2%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 Percentage
                                                      Shares       Value++     of Net Assets**
                                                      ------       -------     ---------------
SWITZERLAND -- (Continued)
    Novartis AG....................................    325,241 $    29,463,144            0.2%
    Novartis AG Sponsored ADR......................    794,013      71,802,596            0.5%
    Roche Holding AG...............................    153,905      41,785,032            0.3%
    Swiss Re AG....................................    354,451      32,903,956            0.2%
    Syngenta AG....................................     92,858      31,197,526            0.2%
    Other Securities...............................                613,885,635            4.3%
                                                               ---------------           -----
TOTAL SWITZERLAND..................................              1,018,982,140            7.1%
                                                               ---------------           -----

UNITED KINGDOM -- (17.0%)
    AstraZeneca P.L.C. Sponsored ADR...............    981,542      31,301,374            0.2%
    Aviva P.L.C....................................  5,592,653      41,797,078            0.3%
    Barclays P.L.C. Sponsored ADR..................  2,016,535      28,695,293            0.2%
    BG Group P.L.C.................................  2,591,251      40,937,921            0.3%
    BP P.L.C.......................................  4,977,533      29,581,406            0.2%
    BP P.L.C. Sponsored ADR........................  2,093,501      74,737,984            0.5%
    HSBC Holdings P.L.C. Sponsored ADR.............  1,784,953      69,738,114            0.5%
    Lloyds Banking Group P.L.C..................... 53,420,611      60,632,937            0.4%
#   Rio Tinto P.L.C. Sponsored ADR.................    929,561      33,938,272            0.2%
    Royal Dutch Shell P.L.C. Sponsored ADR Class A.    618,956      32,470,432            0.2%
#   Royal Dutch Shell P.L.C. Sponsored ADR Class B.  1,354,884      71,388,838            0.5%
    SSE P.L.C......................................  1,401,245      32,599,385            0.2%
    Vodafone Group P.L.C. Sponsored ADR............  1,196,973      39,464,191            0.3%
    Other Securities...............................              2,021,830,527           14.1%
                                                               ---------------           -----
TOTAL UNITED KINGDOM...............................              2,609,113,752           18.1%
                                                               ---------------           -----

UNITED STATES -- (0.0%)
    Other Securities...............................                     96,783            0.0%
                                                               ---------------           -----
TOTAL COMMON STOCKS................................             14,304,312,342           99.2%
                                                               ---------------           -----

PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
    Other Securities...............................                 40,348,991            0.3%
                                                               ---------------           -----
TOTAL PREFERRED STOCKS.............................                 40,348,991            0.3%
                                                               ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities...............................                        307            0.0%
                                                               ---------------           -----

AUSTRIA -- (0.0%)
    Other Securities...............................                         --            0.0%
                                                               ---------------           -----

FRANCE -- (0.0%)
    Other Securities...............................                    123,810            0.0%
                                                               ---------------           -----

HONG KONG -- (0.0%)
    Other Securities...............................                     10,409            0.0%
                                                               ---------------           -----

ITALY -- (0.0%)
    Other Securities...............................                         --            0.0%
                                                               ---------------           -----

SPAIN -- (0.0%)
    Other Securities...............................                    342,559            0.0%
                                                               ---------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities...............................                    224,611            0.0%
                                                               ---------------           -----
TOTAL RIGHTS/WARRANTS..............................                    701,696            0.0%
                                                               ---------------           -----
TOTAL INVESTMENT SECURITIES........................             14,345,363,029
                                                               ---------------

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                     Percentage
                                          Shares       Value+      of Net Assets**
                                          ------       ------      ---------------
SECURITIES LENDING COLLATERAL -- (6.5%)
(S)@   DFA Short Term Investment Fund.. 86,417,697 $   999,852,749            6.9%
                                                   ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $14,862,667,262).............              $15,345,215,778          106.4%
                                                   ===============          ======

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Australia................... $   41,871,962 $   788,736,770   --    $   830,608,732
  Austria.....................         50,610      67,975,042   --         68,025,652
  Belgium.....................     19,699,392     211,387,427   --        231,086,819
  Canada......................  1,118,470,974          17,463   --      1,118,488,437
  China.......................             --         635,645   --            635,645
  Denmark.....................     10,602,550     232,675,344   --        243,277,894
  Finland.....................      3,027,453     232,413,245   --        235,440,698
  France......................     82,787,209     989,673,816   --      1,072,461,025
  Germany.....................     71,091,163     938,367,192   --      1,009,458,355
  Greece......................             --              --   --                 --
  Hong Kong...................      1,180,919     423,408,861   --        424,589,780
  Ireland.....................     15,282,910      59,677,906   --         74,960,816
  Israel......................     38,382,839      58,446,304   --         96,829,143
  Italy.......................     13,888,616     402,736,456   --        416,625,072
  Japan.......................    119,609,938   3,187,757,740   --      3,307,367,678
  Netherlands.................     48,099,898     311,736,414   --        359,836,312
  New Zealand.................         99,993      52,350,393   --         52,450,386
  Norway......................     12,877,085     105,504,672   --        118,381,757
  Portugal....................        266,690      42,187,949   --         42,454,639
  Singapore...................             --     175,763,373   --        175,763,373
  Spain.......................     27,676,373     339,352,088   --        367,028,461
  Sweden......................      5,851,125     424,497,868   --        430,348,993
  Switzerland.................    111,708,629     907,273,511   --      1,018,982,140
  United Kingdom..............    595,818,201   2,013,295,551   --      2,609,113,752
  United States...............         10,710          86,073   --             96,783
Preferred Stocks
  Germany.....................             --      40,348,991   --         40,348,991
Rights/Warrants
  Australia...................             --             307   --                307
  Austria.....................             --              --   --                 --
  France......................             --         123,810   --            123,810
  Hong Kong...................             --          10,409   --             10,409
  Italy.......................             --              --   --                 --
  Spain.......................             --         342,559   --            342,559
  United Kingdom..............             --         224,611   --            224,611
Securities Lending Collateral.             --     999,852,749   --        999,852,749
                               -------------- ---------------   --    ---------------
TOTAL......................... $2,338,355,239 $13,006,860,539   --    $15,345,215,778
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                                  Value+
                                                              --------------
    AFFILIATED INVESTMENT COMPANIES -- (100.0%)
    Investment in The Continental Small Company Series of
      The DFA Investment Trust Company....................... $3,357,365,041
    Investment in The Japanese Small Company Series of
      The DFA Investment Trust Company.......................  2,167,401,455
    Investment in The United Kingdom Small Company Series of
      The DFA Investment Trust Company.......................  2,026,549,001
    Investment in The Asia Pacific Small Company Series of
      The DFA Investment Trust Company.......................  1,027,935,040
    Investment in The Canadian Small Company Series of
      The DFA Investment Trust Company.......................    604,238,668
                                                              --------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
         (Cost $8,450,924,665)...............................  9,183,489,205
                                                              --------------
       TOTAL INVESTMENTS -- (100.0%)
         (Cost $8,450,932,574)............................... $9,183,489,205
                                                              ==============

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                     Level 1     Level 2 Level 3     Total
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $9,183,489,205   --      --    $9,183,489,205
                                  --------------   --      --    --------------
 TOTAL........................... $9,183,489,205   --      --    $9,183,489,205
                                  ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015


                       JAPANESE SMALL COMPANY PORTFOLIO

                                                                 Value+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Japanese Small Company Series of
        The DFA Investment Trust Company..................... $464,286,736
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $427,037,349)............................... $464,286,736
                                                              ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                                                                 Value+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Asia Pacific Small Company Series of
        The DFA Investment Trust Company..................... $200,339,424
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $239,208,666)............................... $200,339,424
                                                              ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015


                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                                                                 Value+
                                                               -----------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The United Kingdom Small Company Series of
       The DFA Investment Trust Company....................... $35,644,875
                                                               -----------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $24,850,927).................................. $35,644,875
                                                               ===========

Summary of the Portfolio's Master Fund's investments as of October 31, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                                                                 Value+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Continental Small Company Series of
        The DFA Investment Trust Company..................... $278,063,634
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $246,159,253)............................... $278,063,634
                                                              ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                           Percentage
                                   Shares     Value++    of Net Assets**
                                   ------     -------    ---------------
       COMMON STOCKS -- (96.1%)
       AUSTRALIA -- (18.7%)
           Dexus Property Group.  9,591,650 $ 52,652,093            1.5%
           Federation Centres... 32,434,882   67,002,726            1.9%
           Goodman Group........ 16,772,872   71,961,816            2.0%
           GPT Group (The)...... 17,263,139   58,467,249            1.6%
           Investa Office Fund..  5,781,474   16,547,038            0.5%
           Scentre Group........ 47,816,546  140,252,133            4.0%
           Stockland............ 23,263,706   66,768,008            1.9%
           Westfield Corp....... 19,194,781  139,260,427            3.9%
           Other Securities.....              71,518,574            2.0%
                                            ------------           -----
       TOTAL AUSTRALIA..........             684,430,064           19.3%
                                            ------------           -----

       BELGIUM -- (1.6%)
           Cofinimmo SA.........    191,047   21,289,962            0.6%
           Other Securities.....              35,573,154            1.0%
                                            ------------           -----
       TOTAL BELGIUM............              56,863,116            1.6%
                                            ------------           -----

       CANADA -- (4.8%)
       #   H&R REIT.............  1,346,632   21,606,259            0.6%
           RioCan REIT..........  1,548,553   30,198,915            0.9%
           Other Securities.....             124,592,156            3.5%
                                            ------------           -----
       TOTAL CANADA.............             176,397,330            5.0%
                                            ------------           -----

       CHINA -- (0.2%)
           Other Securities.....               7,969,831            0.2%
                                            ------------           -----

       FRANCE -- (5.2%)
           Fonciere Des Regions.    296,127   27,873,092            0.8%
           Gecina SA............    281,887   35,953,141            1.0%
           ICADE................    357,041   26,384,459            0.8%
           Klepierre............  1,728,238   81,848,906            2.3%
           Other Securities.....              16,644,338            0.4%
                                            ------------           -----
       TOTAL FRANCE.............             188,703,936            5.3%
                                            ------------           -----

       GERMANY -- (0.5%)
           Other Securities.....              19,465,764            0.6%
                                            ------------           -----

       GREECE -- (0.0%)
           Other Securities.....                 880,939            0.0%
                                            ------------           -----

       HONG KONG -- (4.6%)
           Link REIT............ 22,086,805  131,961,584            3.7%
           Other Securities.....              35,928,588            1.1%
                                            ------------           -----
       TOTAL HONG KONG..........             167,890,172            4.8%
                                            ------------           -----

       ISRAEL -- (0.3%)
           Other Securities.....              10,825,228            0.3%
                                            ------------           -----

       ITALY -- (0.4%)
           Other Securities.....              13,972,268            0.4%
                                            ------------           -----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                     Percentage
                                             Shares     Value++    of Net Assets**
                                             ------     -------    ---------------
JAPAN -- (17.4%)
#   Advance Residence Investment Corp.....     12,407 $ 26,473,472            0.7%
    Frontier Real Estate Investment Corp..      4,757   19,246,080            0.5%
#   Japan Hotel REIT Investment Corp......     34,306   23,827,453            0.7%
    Japan Prime Realty Investment Corp....      7,813   25,432,715            0.7%
    Japan Real Estate Investment Corp.....     12,514   57,845,721            1.6%
#   Japan Retail Fund Investment Corp.....     23,229   44,989,226            1.3%
#   Kenedix Office Investment Corp........      4,403   20,183,737            0.6%
#   Mori Hills REIT Investment Corp.......     14,868   18,395,740            0.5%
    Mori Trust Sogo Reit, Inc.............     11,422   20,207,445            0.6%
    Nippon Building Fund, Inc.............     13,498   64,105,715            1.8%
#*  Nomura Real Estate Master Fund, Inc...     28,230   35,770,009            1.0%
#   Orix JREIT, Inc.......................     20,963   28,219,769            0.8%
    United Urban Investment Corp..........     24,442   33,910,856            1.0%
    Other Securities......................             219,413,078            6.2%
                                                      ------------           -----
TOTAL JAPAN...............................             638,021,016           18.0%
                                                      ------------           -----

MALAYSIA -- (0.6%)
    Other Securities......................              20,361,739            0.6%
                                                      ------------           -----

MEXICO -- (1.7%)
#   Fibra Uno Administracion SA de C.V.... 18,142,484   39,782,584            1.1%
    Other Securities......................              21,719,885            0.6%
                                                      ------------           -----
TOTAL MEXICO..............................              61,502,469            1.7%
                                                      ------------           -----

NETHERLANDS -- (8.4%)
    Eurocommercial Properties NV..........    371,033   17,695,389            0.5%
    Unibail-Rodamco SE....................    900,650  250,678,672            7.1%
    Wereldhave NV.........................    376,668   23,481,221            0.7%
    Other Securities......................              14,007,761            0.4%
                                                      ------------           -----
TOTAL NETHERLANDS.........................             305,863,043            8.7%
                                                      ------------           -----

NEW ZEALAND -- (0.7%)
    Other Securities......................              26,080,825            0.7%
                                                      ------------           -----

SINGAPORE -- (6.8%)
    Ascendas REIT......................... 20,465,000   34,842,228            1.0%
    CapitaLand Commercial Trust, Ltd...... 22,773,500   22,853,709            0.6%
    CapitaLand Mall Trust................. 24,117,400   34,003,434            1.0%
    Suntec REIT........................... 23,403,500   27,489,515            0.8%
    Other Securities......................             129,116,179            3.6%
                                                      ------------           -----
TOTAL SINGAPORE...........................             248,305,065            7.0%
                                                      ------------           -----

SOUTH AFRICA -- (4.3%)
*   Capital Property Fund................. 15,448,502   17,979,709            0.5%
    Growthpoint Properties, Ltd........... 24,304,567   44,525,663            1.3%
    Redefine Properties, Ltd.............. 40,693,736   33,953,422            1.0%
    Resilient Property Income Fund, Ltd...  2,495,718   21,989,579            0.6%
    Other Securities......................              38,054,207            1.0%
                                                      ------------           -----
TOTAL SOUTH AFRICA........................             156,502,580            4.4%
                                                      ------------           -----

SPAIN -- (0.4%)
    Other Securities......................              14,185,545            0.4%
                                                      ------------           -----

TAIWAN -- (0.3%)
    Other Securities......................              11,753,689            0.3%
                                                      ------------           -----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                  Percentage
                                                        Shares      Value++     of Net Assets**
                                                        ------      -------     ---------------
TURKEY -- (0.7%)
#     Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.. 18,805,536 $   18,217,426            0.5%
      Other Securities...............................                 8,620,901            0.3%
                                                                 --------------          ------
TOTAL TURKEY.........................................                26,838,327            0.8%
                                                                 --------------          ------

UNITED KINGDOM -- (18.5%)
      British Land Co. P.L.C. (The)..................  9,558,464    128,032,643            3.6%
      Derwent London P.L.C...........................    960,736     57,377,992            1.6%
      Great Portland Estates P.L.C...................  3,250,972     44,523,041            1.3%
      Hammerson P.L.C................................  7,832,305     76,738,627            2.2%
      Intu Properties P.L.C..........................  9,121,214     48,555,292            1.4%
      Land Securities Group P.L.C....................  7,653,993    157,685,268            4.5%
      Segro P.L.C....................................  7,091,371     49,122,850            1.4%
      Shaftesbury P.L.C..............................  2,612,908     37,821,366            1.1%
      Other Securities...............................                78,572,701            2.1%
                                                                 --------------          ------
TOTAL UNITED KINGDOM.................................               678,429,780           19.2%
                                                                 --------------          ------
TOTAL COMMON STOCKS..................................             3,515,242,726           99.3%
                                                                 --------------          ------
TOTAL INVESTMENT SECURITIES..........................             3,515,242,726
                                                                 --------------

                                                                    Value+
                                                          -         ------             -
SECURITIES LENDING COLLATERAL -- (3.9%)
(S)@  DFA Short Term Investment Fund................. 12,228,630    141,485,249            4.0%
                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,406,217,033)............................              $3,656,727,975          103.3%
                                                                 ==============          ======

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia...................           -- $  684,430,064   --    $  684,430,064
  Belgium.....................           --     56,863,116   --        56,863,116
  Canada...................... $176,397,330             --   --       176,397,330
  China.......................           --      7,969,831   --         7,969,831
  France......................           --    188,703,936   --       188,703,936
  Germany.....................           --     19,465,764   --        19,465,764
  Greece......................           --        880,939   --           880,939
  Hong Kong...................           --    167,890,172   --       167,890,172
  Israel......................           --     10,825,228   --        10,825,228
  Italy.......................           --     13,972,268   --        13,972,268
  Japan.......................   35,770,009    602,251,007   --       638,021,016
  Malaysia....................           --     20,361,739   --        20,361,739
  Mexico......................   61,502,469             --   --        61,502,469
  Netherlands.................           --    305,863,043   --       305,863,043
  New Zealand.................           --     26,080,825   --        26,080,825
  Singapore...................           --    248,305,065   --       248,305,065
  South Africa................           --    156,502,580   --       156,502,580
  Spain.......................           --     14,185,545   --        14,185,545
  Taiwan......................           --     11,753,689   --        11,753,689
  Turkey......................           --     26,838,327   --        26,838,327
  United Kingdom..............           --    678,429,780   --       678,429,780
Securities Lending Collateral.           --    141,485,249   --       141,485,249
                               ------------ --------------   --    --------------
TOTAL......................... $273,669,808 $3,383,058,167   --    $3,656,727,975
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                              Percentage
                                                    Shares      Value++     of Net Assets**
                                                    ------      -------     ---------------
COMMON STOCKS -- (22.9%)
UNITED STATES -- (22.9%)
#   Alexandria Real Estate Equities, Inc..........    99,455 $    8,925,092            0.2%
#   American Campus Communities, Inc..............   170,027      6,897,995            0.2%
    Apartment Investment & Management Co. Class A.   240,800      9,436,952            0.2%
#   AvalonBay Communities, Inc....................   189,392     33,111,403            0.8%
    BioMed Realty Trust, Inc......................   306,517      7,175,563            0.2%
    Boston Properties, Inc........................   220,241     27,717,330            0.7%
    Brixmor Property Group, Inc...................   278,180      7,126,972            0.2%
#   Camden Property Trust.........................   132,665      9,789,350            0.2%
#   CubeSmart.....................................   241,263      6,711,937            0.2%
    DDR Corp......................................   450,731      7,572,281            0.2%
#   Digital Realty Trust, Inc.....................   185,167     13,694,951            0.3%
#   Douglas Emmett, Inc...........................   195,128      5,961,160            0.2%
    Duke Realty Corp..............................   503,070     10,413,549            0.3%
*   Equity Commonwealth...........................   208,072      5,973,747            0.2%
    Equity Lifestyle Properties, Inc..............   115,151      6,964,332            0.2%
#   Equity Residential............................   417,247     32,261,538            0.8%
    Essex Property Trust, Inc.....................    99,244     21,877,347            0.5%
#   Extra Space Storage, Inc......................   169,591     13,438,391            0.3%
#   Federal Realty Investment Trust...............   101,070     14,502,534            0.4%
#   General Growth Properties, Inc................   686,012     19,860,047            0.5%
#   HCP, Inc......................................   617,823     22,983,016            0.6%
#   Healthcare Trust of America, Inc. Class A.....   299,242      7,873,057            0.2%
#   Highwoods Properties, Inc.....................   139,811      6,074,788            0.2%
#   Hospitality Properties Trust..................   215,474      5,783,322            0.1%
#   Host Hotels & Resorts, Inc.................... 1,061,025     18,387,563            0.5%
#   Iron Mountain, Inc............................   386,073     11,829,277            0.3%
#   Kilroy Realty Corp............................   131,837      8,680,148            0.2%
#   Kimco Realty Corp.............................   623,764     16,698,162            0.4%
    Liberty Property Trust........................   218,466      7,432,213            0.2%
    Macerich Co. (The)............................   162,586     13,777,538            0.3%
#   Mid-America Apartment Communities, Inc........   107,464      9,154,858            0.2%
#   National Retail Properties, Inc...............   204,740      7,780,120            0.2%
#   Omega Healthcare Investors, Inc...............   269,690      9,309,699            0.2%
#   Prologis, Inc.................................   789,189     33,722,046            0.8%
#   Public Storage................................   200,631     46,036,789            1.1%
#   Realty Income Corp............................   345,474     17,087,144            0.4%
#   Regency Centers Corp..........................   147,208     10,004,256            0.2%
    Senior Housing Properties Trust...............   381,437      5,794,028            0.1%
#   Simon Property Group, Inc.....................   441,239     88,892,009            2.2%
#   SL Green Realty Corp..........................   147,142     17,453,984            0.4%
#   Spirit Realty Capital, Inc....................   898,408      9,145,793            0.2%
    Taubman Centers, Inc..........................    90,238      6,946,521            0.2%
#   UDR, Inc......................................   394,176     13,583,305            0.3%
    Ventas, Inc...................................   538,600     28,933,592            0.7%
#   VEREIT, Inc................................... 1,353,075     11,176,400            0.3%
#   Vornado Realty Trust..........................   238,810     24,012,346            0.6%
#   Welltower, Inc................................   571,650     37,082,936            0.9%
#   WP Carey, Inc.................................   173,796     11,013,453            0.3%
    Other Securities..............................              235,953,482            5.8%
                                                             --------------           -----
TOTAL COMMON STOCKS...............................            1,012,014,316           24.9%
                                                             --------------           -----

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                              Percentage
                                                                   Shares       Value++     of Net Assets**
                                                                   ------       -------     ---------------
AFFILIATED INVESTMENT COMPANIES -- (68.5%)
UNITED STATES -- (68.5%)
      DFA International Real Estate Securities Portfolio of DFA
       Investment Dimensions Group Inc.......................... 274,826,890 $1,448,337,710           35.7%
      DFA Real Estate Securities Portfolio of DFA Investment
       Dimensions Group Inc.....................................  47,657,957  1,574,618,885           38.8%
                                                                             --------------          ------
TOTAL UNITED STATES.............................................              3,022,956,595           74.5%
                                                                             --------------          ------
TOTAL INVESTMENTS IN AFFILIATED
 INVESTMENT COMPANIES...........................................              3,022,956,595           74.5%
                                                                             --------------          ------

                                                                                Value+
                                                                     -          ------
SECURITIES LENDING COLLATERAL -- (8.6%)
(S)@  DFA Short Term Investment Fund............................  32,837,673    379,931,875            9.3%
                                                                             --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,779,531,672).......................................               $4,414,902,786          108.7%
                                                                             ==============          ======

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  United States................. $1,012,014,316           --   --    $1,012,014,316
Affiliated Investment Companies
  United States.................  3,022,956,595           --   --     3,022,956,595
Securities Lending Collateral...             -- $379,931,875   --       379,931,875
                                 -------------- ------------   --    --------------
TOTAL........................... $4,034,970,911 $379,931,875   --    $4,414,902,786
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                            Percentage
                                    Shares     Value++    of Net Assets**
                                    ------     -------    ---------------
       COMMON STOCKS -- (92.8%)
       AUSTRALIA -- (5.0%)
           BlueScope Steel, Ltd.. 13,025,782 $ 41,051,693            0.3%
           Other Securities......             627,344,050            5.0%
                                             ------------            ----
       TOTAL AUSTRALIA...........             668,395,743            5.3%
                                             ------------            ----

       AUSTRIA -- (0.8%)
           Wienerberger AG.......  2,807,052   51,753,981            0.3%
           Other Securities......              55,433,215            0.5%
                                             ------------            ----
       TOTAL AUSTRIA.............             107,187,196            0.8%
                                             ------------            ----

       BELGIUM -- (1.1%)
           Other Securities......             148,454,988            1.2%
                                             ------------            ----

       CANADA -- (5.7%)
           Other Securities......             767,719,743            6.1%
                                             ------------            ----

       CHINA -- (0.0%)
           Other Securities......                 634,106            0.0%
                                             ------------            ----

       DENMARK -- (1.4%)
           Sydbank A.S...........  1,239,732   40,779,507            0.3%
           Other Securities......             147,966,990            1.2%
                                             ------------            ----
       TOTAL DENMARK.............             188,746,497            1.5%
                                             ------------            ----

       FINLAND -- (2.3%)
           Huhtamaki Oyj.........  1,538,532   54,278,369            0.4%
           Other Securities......             250,205,550            2.0%
                                             ------------            ----
       TOTAL FINLAND.............             304,483,919            2.4%
                                             ------------            ----

       FRANCE -- (4.0%)
           Arkema SA.............    628,877   45,957,483            0.4%
           Teleperformance.......    491,475   38,571,417            0.3%
           Other Securities......             448,775,766            3.5%
                                             ------------            ----
       TOTAL FRANCE..............             533,304,666            4.2%
                                             ------------            ----

       GERMANY -- (6.1%)
           Aareal Bank AG........  1,483,246   56,508,883            0.5%
           Aurubis AG............  1,319,350   88,132,452            0.7%
       #   DMG Mori AG...........  1,341,611   53,268,794            0.4%
           Lanxess AG............    755,957   40,566,731            0.3%
           Rheinmetall AG........  1,225,920   77,106,494            0.6%
           Other Securities......             500,068,108            4.0%
                                             ------------            ----
       TOTAL GERMANY.............             815,651,462            6.5%
                                             ------------            ----

       GREECE -- (0.0%)
           Other Securities......                   1,889            0.0%
                                             ------------            ----

       HONG KONG -- (2.7%)
           Other Securities......             360,409,589            2.9%
                                             ------------            ----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                        Percentage
                                             Shares       Value++     of Net Assets**
                                             ------       -------     ---------------
IRELAND -- (0.4%)
    Smurfit Kappa Group P.L.C.............   1,674,406 $   47,651,944            0.4%
    Other Securities......................                 11,759,595            0.1%
                                                       --------------           -----
TOTAL IRELAND.............................                 59,411,539            0.5%
                                                       --------------           -----

ISRAEL -- (0.6%)
    Other Securities......................                 83,495,203            0.7%
                                                       --------------           -----

ITALY -- (4.3%)
    Banca Popolare dell'Emilia Romagna SC.  13,198,406    106,512,216            0.9%
    Banca Popolare di Milano Scarl........ 127,915,973    120,025,491            1.0%
*   Banco Popolare SC.....................   3,508,577     52,429,338            0.4%
#   Italcementi SpA.......................   3,958,034     43,956,701            0.4%
    Unipol Gruppo Finanziario SpA.........   9,228,828     42,987,738            0.4%
    Other Securities......................                215,879,663            1.5%
                                                       --------------           -----
TOTAL ITALY...............................                581,791,147            4.6%
                                                       --------------           -----

JAPAN -- (25.4%)
    Aoyama Trading Co., Ltd...............   1,132,799     41,271,657            0.3%
    Fujikura, Ltd.........................   9,030,000     46,413,448            0.4%
*   Kyushu Financial Group, Inc...........   6,208,495     47,745,781            0.4%
    San-In Godo Bank, Ltd. (The)..........   4,415,900     40,808,997            0.3%
    Other Securities......................              3,228,362,692           25.7%
                                                       --------------           -----
TOTAL JAPAN...............................              3,404,602,575           27.1%
                                                       --------------           -----

NETHERLANDS -- (2.4%)
#*  APERAM SA.............................   1,981,745     61,018,610            0.5%
*   Koninklijke BAM Groep NV..............   7,345,877     40,457,697            0.3%
#*  SBM Offshore NV.......................   3,259,246     44,528,724            0.4%
    Other Securities......................                171,465,260            1.3%
                                                       --------------           -----
TOTAL NETHERLANDS.........................                317,470,291            2.5%
                                                       --------------           -----

NEW ZEALAND -- (0.5%)
    Other Securities......................                 61,016,560            0.5%
                                                       --------------           -----

NORWAY -- (0.6%)
    Other Securities......................                 75,482,739            0.6%
                                                       --------------           -----

PORTUGAL -- (0.3%)
    Other Securities......................                 36,394,764            0.3%
                                                       --------------           -----

SINGAPORE -- (1.3%)
    Other Securities......................                178,379,139            1.4%
                                                       --------------           -----

SPAIN -- (2.6%)
    Acciona SA............................     539,610     45,267,657            0.4%
    Bankinter SA..........................   6,868,337     49,672,900            0.4%
    Gamesa Corp. Tecnologica SA...........   5,251,272     82,882,676            0.7%
    Other Securities......................                165,199,868            1.2%
                                                       --------------           -----
TOTAL SPAIN...............................                343,023,101            2.7%
                                                       --------------           -----

SWEDEN -- (3.1%)
    BillerudKorsnas AB....................   3,045,617     55,117,537            0.4%
    Holmen AB Class B.....................   1,321,774     39,844,648            0.3%
    Trelleborg AB Class B.................   3,502,052     59,003,141            0.5%
    Other Securities......................                259,384,939            2.1%
                                                       --------------           -----
TOTAL SWEDEN..............................                413,350,265            3.3%
                                                       --------------           -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                Percentage
                                     Shares       Value++     of Net Assets**
                                     ------       -------     ---------------
  SWITZERLAND -- (3.8%)
      Baloise Holding AG..........    332,556 $    39,872,396            0.3%
      Helvetia Holding AG.........    165,730      86,680,411            0.7%
      Other Securities............                376,655,932            3.0%
                                              ---------------           -----
  TOTAL SWITZERLAND...............                503,208,739            4.0%
                                              ---------------           -----

  UNITED KINGDOM -- (18.4%)
  #   Alent P.L.C.................  5,124,302      39,195,769            0.3%
      Amlin P.L.C................. 11,787,486     119,607,720            1.0%
      Barratt Developments P.L.C.. 10,580,896      99,676,961            0.8%
      Beazley P.L.C............... 13,060,807      73,005,996            0.6%
      Bellway P.L.C...............  3,413,413     136,341,269            1.1%
      Bodycote P.L.C..............  5,005,641      39,543,967            0.3%
      Bovis Homes Group P.L.C.....  3,903,677      61,574,477            0.5%
      Dixons Carphone P.L.C.......  8,314,597      59,025,993            0.5%
      DS Smith P.L.C.............. 11,987,755      71,426,767            0.6%
      Greene King P.L.C...........  6,823,885      84,418,489            0.7%
      Hiscox, Ltd.................  7,389,714     109,890,800            0.9%
      Inchcape P.L.C..............  8,303,813     102,124,033            0.8%
      Man Group P.L.C............. 18,990,024      48,741,131            0.4%
      Persimmon P.L.C.............  3,592,202     110,163,844            0.9%
      Redrow P.L.C................  5,753,467      41,061,654            0.3%
      Taylor Wimpey P.L.C......... 35,797,793     109,052,818            0.9%
      Travis Perkins P.L.C........  2,912,406      85,840,797            0.7%
      TUI AG......................  3,333,122      61,908,909            0.5%
      Other Securities............              1,009,140,076            7.8%
                                              ---------------           -----
  TOTAL UNITED KINGDOM............              2,461,741,470           19.6%
                                              ---------------           -----

  UNITED STATES -- (0.0%)
      Other Securities............                    653,582            0.0%
                                              ---------------           -----
  TOTAL COMMON STOCKS.............             12,415,010,912           98.7%
                                              ---------------           -----

  PREFERRED STOCKS -- (0.0%)
  GERMANY -- (0.0%)
      Other Securities............                  4,442,606            0.1%
                                              ---------------           -----
  TOTAL PREFERRED STOCKS..........                  4,442,606            0.1%
                                              ---------------           -----

  RIGHTS/WARRANTS -- (0.0%)
  AUSTRALIA -- (0.0%)
      Other Securities............                         --            0.0%
                                              ---------------           -----

  AUSTRIA -- (0.0%)
      Other Securities............                         --            0.0%
                                              ---------------           -----

  FRANCE -- (0.0%)
      Other Securities............                         --            0.0%
                                              ---------------           -----

  HONG KONG -- (0.0%)
      Other Securities............                      8,633            0.0%
                                              ---------------           -----

  SPAIN -- (0.0%)
      Other Securities............                    224,458            0.0%
                                              ---------------           -----

  UNITED KINGDOM -- (0.0%)
      Other Securities............                     58,603            0.0%
                                              ---------------           -----
  TOTAL RIGHTS/WARRANTS...........                    291,694            0.0%
                                              ---------------           -----
  TOTAL INVESTMENT SECURITIES.....             12,419,745,212
                                              ---------------

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                     Percentage
                                          Shares       Value+      of Net Assets**
                                          ------       ------      ---------------
SECURITIES LENDING COLLATERAL -- (7.2%)
(S)@   DFA Short Term Investment Fund.. 82,988,069 $   960,171,959            7.6%
                                                   ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,064,182,430).............              $13,379,917,171          106.4%
                                                   ===============          ======

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                 Level 1        Level 2     Level 3      Total
                               ------------ --------------- ------- ---------------
Common Stocks
  Australia................... $  4,311,392 $   664,084,351   --    $   668,395,743
  Austria.....................           --     107,187,196   --        107,187,196
  Belgium.....................           --     148,454,988   --        148,454,988
  Canada......................  767,371,559         348,184   --        767,719,743
  China.......................           --         634,106   --            634,106
  Denmark.....................           --     188,746,497   --        188,746,497
  Finland.....................           --     304,483,919   --        304,483,919
  France......................      141,355     533,163,311   --        533,304,666
  Germany.....................           --     815,651,462   --        815,651,462
  Greece......................           --           1,889   --              1,889
  Hong Kong...................      295,495     360,114,094   --        360,409,589
  Ireland.....................           --      59,411,539   --         59,411,539
  Israel......................           --      83,495,203   --         83,495,203
  Italy.......................           --     581,791,147   --        581,791,147
  Japan.......................   47,747,966   3,356,854,609   --      3,404,602,575
  Netherlands.................           --     317,470,291   --        317,470,291
  New Zealand.................           --      61,016,560   --         61,016,560
  Norway......................           --      75,482,739   --         75,482,739
  Portugal....................           --      36,394,764   --         36,394,764
  Singapore...................           --     178,379,139   --        178,379,139
  Spain.......................           --     343,023,101   --        343,023,101
  Sweden......................           --     413,350,265   --        413,350,265
  Switzerland.................           --     503,208,739   --        503,208,739
  United Kingdom..............           --   2,461,741,470   --      2,461,741,470
  United States...............           --         653,582   --            653,582
Preferred Stocks
  Germany.....................           --       4,442,606   --          4,442,606
Rights/Warrants
  Australia...................           --              --   --                 --
  Austria.....................           --              --   --                 --
  France......................           --              --   --                 --
  Hong Kong...................           --           8,633   --              8,633
  Spain.......................           --         224,458   --            224,458
  United Kingdom..............           --          58,603   --             58,603
Securities Lending Collateral.           --     960,171,959   --        960,171,959
                               ------------ ---------------   --    ---------------
TOTAL......................... $819,867,767 $12,560,049,404   --    $13,379,917,171
                               ============ ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                        Percentage
                                                 Shares    Value++    of Net Assets**
                                                 ------    -------    ---------------
COMMON STOCKS -- (92.9%)
AUSTRALIA -- (5.7%)
    Australia & New Zealand Banking Group, Ltd.. 172,803 $  3,342,060            0.2%
    BHP Billiton, Ltd........................... 314,531    5,158,540            0.3%
    Macquarie Group, Ltd........................  83,903    5,080,233            0.3%
    Woodside Petroleum, Ltd..................... 193,661    4,061,643            0.3%
    Other Securities............................           78,283,032            4.9%
                                                         ------------            ----
TOTAL AUSTRALIA.................................           95,925,508            6.0%
                                                         ------------            ----

AUSTRIA -- (0.6%)
    Other Securities............................            9,475,851            0.6%
                                                         ------------            ----

BELGIUM -- (1.8%)
    Ageas.......................................  73,839    3,256,132            0.2%
    Delhaize Group..............................  43,074    3,996,785            0.3%
    Other Securities............................           23,014,909            1.4%
                                                         ------------            ----
TOTAL BELGIUM...................................           30,267,826            1.9%
                                                         ------------            ----

CANADA -- (7.1%)
    Suncor Energy, Inc..........................  86,334    2,566,710            0.2%
    Other Securities............................          118,766,855            7.4%
                                                         ------------            ----
TOTAL CANADA....................................          121,333,565            7.6%
                                                         ------------            ----

CHINA -- (0.0%)
    Other Securities............................              220,263            0.0%
                                                         ------------            ----

DENMARK -- (1.5%)
    Other Securities............................           25,804,571            1.6%
                                                         ------------            ----

FINLAND -- (1.9%)
    UPM-Kymmene Oyj............................. 218,028    4,081,696            0.3%
    Other Securities............................           28,602,435            1.8%
                                                         ------------            ----
TOTAL FINLAND...................................           32,684,131            2.1%
                                                         ------------            ----

FRANCE -- (6.0%)
    BNP Paribas SA..............................  65,497    3,968,934            0.3%
#   Cie de Saint-Gobain......................... 101,892    4,265,306            0.3%
    Renault SA..................................  28,549    2,690,004            0.2%
    Sanofi......................................  28,010    2,825,532            0.2%
    SCOR SE.....................................  71,411    2,655,251            0.2%
#   Total SA.................................... 168,814    8,163,646            0.5%
    Other Securities............................           78,142,415            4.7%
                                                         ------------            ----
TOTAL FRANCE....................................          102,711,088            6.4%
                                                         ------------            ----

GERMANY -- (6.0%)
    Allianz SE..................................  25,753    4,508,519            0.3%
    BASF SE.....................................  31,647    2,592,643            0.2%
    Bayerische Motoren Werke AG.................  31,088    3,184,293            0.2%
    Daimler AG..................................  89,896    7,795,217            0.5%
    Other Securities............................           83,286,067            5.2%
                                                         ------------            ----
TOTAL GERMANY...................................          101,366,739            6.4%
                                                         ------------            ----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                    Percentage
                                            Shares     Value++    of Net Assets**
                                            ------     -------    ---------------
HONG KONG -- (2.9%)
    Other Securities......................           $ 48,886,498            3.1%
                                                     ------------           -----

IRELAND -- (0.5%)
    Other Securities......................              8,652,296            0.5%
                                                     ------------           -----

ISRAEL -- (0.7%)
    Other Securities......................             12,335,097            0.8%
                                                     ------------           -----

ITALY -- (2.9%)
    Eni SpA...............................   211,731    3,457,620            0.2%
    Other Securities......................             46,303,097            2.9%
                                                     ------------           -----
TOTAL ITALY...............................             49,760,717            3.1%
                                                     ------------           -----

JAPAN -- (22.4%)
    Aeon Co., Ltd.........................   238,219    3,529,512            0.2%
    Honda Motor Co., Ltd..................   108,123    3,576,756            0.2%
    Mitsubishi Chemical Holdings Corp.....   462,400    2,881,471            0.2%
    Mitsubishi UFJ Financial Group, Inc...   817,300    5,285,912            0.4%
    Mizuho Financial Group, Inc........... 1,617,060    3,330,892            0.2%
    Sumitomo Mitsui Financial Group, Inc..    88,341    3,524,244            0.2%
    Toyota Motor Corp.....................    42,780    2,620,892            0.2%
    Other Securities......................            356,800,240           22.3%
                                                     ------------           -----
TOTAL JAPAN...............................            381,549,919           23.9%
                                                     ------------           -----

NETHERLANDS -- (2.3%)
    ING Groep NV..........................   176,818    2,582,787            0.2%
    Other Securities......................             37,165,846            2.3%
                                                     ------------           -----
TOTAL NETHERLANDS.........................             39,748,633            2.5%
                                                     ------------           -----

NEW ZEALAND -- (0.5%)
    Other Securities......................              7,664,165            0.5%
                                                     ------------           -----

NORWAY -- (0.8%)
    Other Securities......................             13,677,480            0.9%
                                                     ------------           -----

PORTUGAL -- (0.3%)
    Other Securities......................              4,995,980            0.3%
                                                     ------------           -----

SINGAPORE -- (1.3%)
    Other Securities......................             21,475,741            1.3%
                                                     ------------           -----

SPAIN -- (2.3%)
    Banco Santander SA....................   748,089    4,178,973            0.3%
    Iberdrola SA..........................   577,821    4,120,522            0.3%
    Other Securities......................             31,431,391            1.9%
                                                     ------------           -----
TOTAL SPAIN...............................             39,730,886            2.5%
                                                     ------------           -----

SWEDEN -- (2.9%)
    Boliden AB............................   138,544    2,652,614            0.2%
    Svenska Cellulosa AB SCA Class B......   129,598    3,817,175            0.3%
    Other Securities......................             43,170,542            2.6%
                                                     ------------           -----
TOTAL SWEDEN..............................             49,640,331            3.1%
                                                     ------------           -----

SWITZERLAND -- (6.2%)
    Clariant AG...........................   161,329    2,966,573            0.2%
    Lonza Group AG........................    20,074    2,946,456            0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                               Percentage
                                                     Shares      Value++     of Net Assets**
                                                     ------      -------     ---------------

SWITZERLAND -- (Continued)
    Nestle SA......................................    99,124 $    7,570,490            0.5%
    Novartis AG....................................    52,784      4,781,631            0.3%
    Swiss Life Holding AG..........................    12,759      3,040,340            0.2%
    Swiss Re AG....................................    45,227      4,198,457            0.3%
    Zurich Insurance Group AG......................    11,738      3,097,657            0.2%
    Other Securities...............................               77,253,653            4.7%
                                                              --------------           -----
TOTAL SWITZERLAND..................................              105,855,257            6.6%
                                                              --------------           -----

UNITED KINGDOM -- (16.3%)
    Aviva P.L.C....................................   375,059      2,803,027            0.2%
    Barclays P.L.C. Sponsored ADR..................   202,899      2,887,253            0.2%
    Barratt Developments P.L.C.....................   426,314      4,016,076            0.3%
    Berkeley Group Holdings P.L.C..................    51,343      2,620,472            0.2%
    BP P.L.C. Sponsored ADR........................   198,770      7,096,089            0.4%
    HSBC Holdings P.L.C. Sponsored ADR.............   201,400      7,868,698            0.5%
    Lloyds Banking Group P.L.C..................... 3,538,676      4,016,433            0.3%
    Royal Dutch Shell P.L.C. Sponsored ADR Class A.    98,472      5,165,841            0.3%
    Royal Dutch Shell P.L.C. Sponsored ADR Class B.    83,860      4,418,583            0.3%
    Vodafone Group P.L.C...........................   789,204      2,597,217            0.2%
    Vodafone Group P.L.C. Sponsored ADR............    90,424      2,981,285            0.2%
    WM Morrison Supermarkets P.L.C................. 1,339,028      3,472,088            0.2%
    Other Securities...............................              226,813,878           14.1%
                                                              --------------           -----
TOTAL UNITED KINGDOM...............................              276,756,940           17.4%
                                                              --------------           -----

UNITED STATES -- (0.0%)
    Other Securities...............................                   38,765            0.0%
                                                              --------------           -----
TOTAL COMMON STOCKS................................            1,580,558,247           99.1%
                                                              --------------           -----

PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
    Other Securities...............................                5,279,835            0.3%
                                                              --------------           -----
TOTAL PREFERRED STOCKS.............................                5,279,835            0.3%
                                                              --------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities...............................                       35            0.0%
                                                              --------------           -----

AUSTRIA -- (0.0%)
    Other Securities...............................                       --            0.0%
                                                              --------------           -----

FRANCE -- (0.0%)
    Other Securities...............................                   23,853            0.0%
                                                              --------------           -----

HONG KONG -- (0.0%)
    Other Securities...............................                    3,721            0.0%
                                                              --------------           -----

ITALY -- (0.0%)
    Other Securities...............................                       --            0.0%
                                                              --------------           -----

SPAIN -- (0.0%)
    Other Securities...............................                   46,714            0.0%
                                                              --------------           -----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                    Percentage
                                          Shares      Value++     of Net Assets**
                                          ------      -------     ---------------

UNITED KINGDOM -- (0.0%)
       Other Securities................            $       29,595            0.0%
                                                   --------------          ------
TOTAL RIGHTS/WARRANTS..................                   103,918            0.0%
                                                   --------------          ------
TOTAL INVESTMENT SECURITIES............             1,585,942,000
                                                   --------------

                                                      Value+
                                            -         ------
SECURITIES LENDING COLLATERAL -- (6.8%)
(S)@   DFA Short Term Investment Fund.. 10,010,882    115,825,910            7.3%
                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,625,407,720)..............              $1,701,767,910          106.7%
                                                   ==============          ======

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $  1,941,523 $   93,983,985   --    $   95,925,508
  Austria.....................           --      9,475,851   --         9,475,851
  Belgium.....................    1,124,555     29,143,271   --        30,267,826
  Canada......................  121,328,898          4,667   --       121,333,565
  China.......................           --        220,263   --           220,263
  Denmark.....................           --     25,804,571   --        25,804,571
  Finland.....................           --     32,684,131   --        32,684,131
  France......................    1,358,284    101,352,804   --       102,711,088
  Germany.....................    3,684,971     97,681,768   --       101,366,739
  Hong Kong...................      257,072     48,629,426   --        48,886,498
  Ireland.....................    2,177,158      6,475,138   --         8,652,296
  Israel......................    3,017,008      9,318,089   --        12,335,097
  Italy.......................      779,481     48,981,236   --        49,760,717
  Japan.......................    5,992,002    375,557,917   --       381,549,919
  Netherlands.................    3,774,238     35,974,395   --        39,748,633
  New Zealand.................        4,405      7,659,760   --         7,664,165
  Norway......................      936,203     12,741,277   --        13,677,480
  Portugal....................           --      4,995,980   --         4,995,980
  Singapore...................          139     21,475,602   --        21,475,741
  Spain.......................      840,935     38,889,951   --        39,730,886
  Sweden......................           --     49,640,331   --        49,640,331
  Switzerland.................    5,442,473    100,412,784   --       105,855,257
  United Kingdom..............   38,805,781    237,951,159   --       276,756,940
  United States...............       14,168         24,597   --            38,765
Preferred Stocks
  Germany.....................           --      5,279,835   --         5,279,835
Rights/Warrants
  Australia...................           --             35   --                35
  Austria.....................           --             --   --                --
  France......................           --         23,853   --            23,853
  Hong Kong...................           --          3,721   --             3,721
  Italy.......................           --             --   --                --
  Spain.......................           --         46,714   --            46,714
  United Kingdom..............           --         29,595   --            29,595
Securities Lending Collateral.           --    115,825,910   --       115,825,910
                               ------------ --------------   --    --------------
TOTAL......................... $191,479,294 $1,510,288,616   --    $1,701,767,910
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                              Shares     Value+
                                                              ------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of
  The DFA Investment Trust Company...........................         $105,020,038
Investment in Dimensional Emerging Markets Value Fund........           33,806,441
Investment in DFA International Small Cap Value Portfolio of
  DFA Investment Dimensions Group Inc........................ 855,826   16,637,261
                                                                      ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $162,773,485).....................................          155,463,740
                                                                      ============

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                    Level 1      Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $155,463,740   --      --    $155,463,740
                                    ------------   --      --    ------------
   TOTAL........................... $155,463,740   --      --    $155,463,740
                                    ============   ==      ==    ============


                See accompanying Notes to Financial Statements.

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                Percentage
                                          Shares    Value++   of Net Assets**
                                          ------    -------   ---------------
  COMMON STOCKS -- (94.0%)
  AUSTRALIA -- (4.1%)
      Origin Energy, Ltd................. 144,639 $   562,039            0.3%
      Other Securities...................           9,258,507            4.0%
                                                  -----------            ----
  TOTAL AUSTRALIA........................           9,820,546            4.3%
                                                  -----------            ----

  AUSTRIA -- (0.7%)
      Other Securities...................           1,647,912            0.7%
                                                  -----------            ----

  BELGIUM -- (1.2%)
      Ageas..............................  26,755   1,179,838            0.5%
      Solvay SA..........................   5,327     601,797            0.2%
      Other Securities...................           1,218,416            0.6%
                                                  -----------            ----
  TOTAL BELGIUM..........................           3,000,051            1.3%
                                                  -----------            ----

  BRAZIL -- (1.1%)
      BM&FBovespa SA..................... 257,800     762,260            0.3%
      Other Securities...................           1,884,851            0.9%
                                                  -----------            ----
  TOTAL BRAZIL...........................           2,647,111            1.2%
                                                  -----------            ----

  CANADA -- (5.4%)
      SNC-Lavalin Group, Inc.............  18,657     597,977            0.3%
      Other Securities...................          12,297,639            5.4%
                                                  -----------            ----
  TOTAL CANADA...........................          12,895,616            5.7%
                                                  -----------            ----

  CHILE -- (0.2%)
      Other Securities...................             407,021            0.2%
                                                  -----------            ----

  CHINA -- (5.9%)
      Evergrande Real Estate Group, Ltd.. 748,000     567,222            0.3%
      Other Securities...................          13,700,061            6.0%
                                                  -----------            ----
  TOTAL CHINA............................          14,267,283            6.3%
                                                  -----------            ----

  COLOMBIA -- (0.0%)
      Other Securities...................              22,933            0.0%
                                                  -----------            ----

  DENMARK -- (1.4%)
      ISS A.S............................  16,131     567,428            0.3%
      Other Securities...................           2,826,636            1.2%
                                                  -----------            ----
  TOTAL DENMARK..........................           3,394,064            1.5%
                                                  -----------            ----

  FINLAND -- (1.8%)
      Stora Enso Oyj Class R.............  61,456     570,078            0.3%
      UPM-Kymmene Oyj....................  59,550   1,114,834            0.5%
      Other Securities...................           2,654,943            1.1%
                                                  -----------            ----
  TOTAL FINLAND..........................           4,339,855            1.9%
                                                  -----------            ----

  FRANCE -- (3.8%)
      Arkema SA..........................   8,266     604,068            0.3%
      SCOR SE............................  23,193     862,377            0.4%
      Technip SA.........................  10,457     544,912            0.3%
      Other Securities...................           7,016,211            3.0%
                                                  -----------            ----
  TOTAL FRANCE...........................           9,027,568            4.0%
                                                  -----------            ----

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                  Percentage
                                            Shares    Value++   of Net Assets**
                                            ------    -------   ---------------
 GERMANY -- (4.6%)
     Aurubis AG............................   9,473 $   632,795            0.3%
     Lanxess AG............................  11,884     637,728            0.3%
     Metro AG..............................  18,544     570,519            0.3%
     Osram Licht AG........................  10,289     604,625            0.3%
     ThyssenKrupp AG.......................  34,152     688,160            0.3%
     Other Securities......................           7,843,877            3.3%
                                                    -----------           -----
 TOTAL GERMANY.............................          10,977,704            4.8%
                                                    -----------           -----

 HONG KONG -- (2.3%)
     Other Securities......................           5,577,645            2.4%
                                                    -----------           -----

 INDIA -- (2.1%)
     Other Securities......................           4,970,637            2.2%
                                                    -----------           -----

 INDONESIA -- (0.4%)
     Other Securities......................             895,220            0.4%
                                                    -----------           -----

 IRELAND -- (0.5%)
     Smurfit Kappa Group P.L.C.............  34,342     977,339            0.4%
     Other Securities......................             197,995            0.1%
                                                    -----------           -----
 TOTAL IRELAND.............................           1,175,334            0.5%
                                                    -----------           -----

 ISRAEL -- (0.4%)
     Other Securities......................             997,459            0.4%
                                                    -----------           -----

 ITALY -- (2.9%)
     Banca Popolare dell'Emilia Romagna SC.  99,170     800,310            0.4%
     Banca Popolare di Milano Scarl........ 961,134     901,847            0.4%
 *   Banco Popolare SC.....................  46,802     699,371            0.3%
     Enel Green Power SpA.................. 264,337     558,852            0.3%
     Unione di Banche Italiane SpA......... 148,196   1,108,764            0.5%
     Other Securities......................           2,927,809            1.2%
                                                    -----------           -----
 TOTAL ITALY...............................           6,996,953            3.1%
                                                    -----------           -----

 JAPAN -- (17.0%)
     Other Securities......................          40,767,795           17.9%
                                                    -----------           -----

 MALAYSIA -- (0.7%)
     Other Securities......................           1,676,715            0.7%
                                                    -----------           -----

 MEXICO -- (0.8%)
     Other Securities......................           1,826,099            0.8%
                                                    -----------           -----

 NETHERLANDS -- (1.7%)
     Koninklijke DSM NV....................  15,013     800,306            0.4%
     Other Securities......................           3,293,305            1.4%
                                                    -----------           -----
 TOTAL NETHERLANDS.........................           4,093,611            1.8%
                                                    -----------           -----

 NEW ZEALAND -- (0.6%)
     Other Securities......................           1,336,990            0.6%
                                                    -----------           -----

 NORWAY -- (0.7%)
     Other Securities......................           1,705,734            0.7%
                                                    -----------           -----

 PHILIPPINES -- (0.2%)
     Other Securities......................             372,771            0.2%
                                                    -----------           -----

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                Percentage
                                          Shares    Value++   of Net Assets**
                                          ------    -------   ---------------

  POLAND -- (0.2%)
      Other Securities...................         $   467,954            0.2%
                                                  -----------            ----

  PORTUGAL -- (0.2%)
      Other Securities...................             605,004            0.3%
                                                  -----------            ----

  SINGAPORE -- (1.0%)
      Other Securities...................           2,288,074            1.0%
                                                  -----------            ----

  SOUTH AFRICA -- (1.5%)
      Other Securities...................           3,650,126            1.6%
                                                  -----------            ----

  SOUTH KOREA -- (4.5%)
      Other Securities...................          10,912,546            4.8%
                                                  -----------            ----

  SPAIN -- (2.0%)
      Banco de Sabadell SA............... 372,625     718,906            0.3%
  #   Banco Popular Espanol SA........... 161,626     614,517            0.3%
      Gamesa Corp. Tecnologica SA........  45,657     720,621            0.3%
      Other Securities...................           2,842,780            1.2%
                                                  -----------            ----
  TOTAL SPAIN............................           4,896,824            2.1%
                                                  -----------            ----

  SWEDEN -- (2.2%)
      Other Securities...................           5,364,418            2.4%
                                                  -----------            ----

  SWITZERLAND -- (3.6%)
      Baloise Holding AG.................   5,002     599,724            0.3%
      Clariant AG........................  34,996     643,518            0.3%
  *   Dufry AG...........................   4,813     562,280            0.3%
      Helvetia Holding AG................   1,207     631,287            0.3%
      Swiss Life Holding AG..............   4,475   1,066,347            0.5%
      Other Securities...................           5,177,345            2.1%
                                                  -----------            ----
  TOTAL SWITZERLAND......................           8,680,501            3.8%
                                                  -----------            ----

  TAIWAN -- (3.8%)
      Other Securities...................           9,005,436            3.9%
                                                  -----------            ----

  THAILAND -- (0.5%)
      Other Securities...................           1,293,886            0.6%
                                                  -----------            ----

  TURKEY -- (0.3%)
      Other Securities...................             614,279            0.3%
                                                  -----------            ----

  UNITED KINGDOM -- (13.7%)
      Amlin P.L.C........................  88,569     898,710            0.4%
      Barratt Developments P.L.C.........  93,654     882,264            0.4%
      Bellway P.L.C......................  25,648   1,024,453            0.5%
      Berkeley Group Holdings P.L.C......  15,152     773,336            0.3%
      Direct Line Insurance Group P.L.C.. 169,911   1,030,656            0.5%
      DS Smith P.L.C.....................  98,324     585,845            0.3%
      Greene King P.L.C..................  51,273     634,300            0.3%
      Hiscox, Ltd........................  55,044     818,547            0.4%
      Inchcape P.L.C.....................  64,830     797,309            0.4%
      Investec P.L.C.....................  68,667     572,010            0.3%
      J Sainsbury P.L.C.................. 157,214     644,174            0.3%
      Johnson Matthey P.L.C..............  16,115     640,961            0.3%
      Persimmon P.L.C....................  32,762   1,004,729            0.4%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                   Percentage
                                           Shares     Value++    of Net Assets**
                                           ------     -------    ---------------
  UNITED KINGDOM -- (Continued)
         Royal Mail P.L.C................    92,970 $    636,944            0.3%
         Smiths Group P.L.C..............    38,362      567,527            0.3%
         Taylor Wimpey P.L.C.............   341,937    1,041,662            0.5%
         Travis Perkins P.L.C............    30,859      909,544            0.4%
         TUI AG..........................    29,840      554,896            0.3%
         Other Securities................             18,842,677            7.8%
                                                    ------------          ------
  TOTAL UNITED KINGDOM...................             32,860,544           14.4%
                                                    ------------          ------
  TOTAL COMMON STOCKS....................            225,480,219           99.0%
                                                    ------------          ------

  PREFERRED STOCKS -- (0.4%)
  BRAZIL -- (0.2%)
         Other Securities................                544,248            0.2%
                                                    ------------          ------

  COLOMBIA -- (0.0%)
         Other Securities................                 44,589            0.0%
                                                    ------------          ------

  GERMANY -- (0.2%)
         Other Securities................                332,936            0.2%
                                                    ------------          ------
  TOTAL PREFERRED STOCKS.................                921,773            0.4%
                                                    ------------          ------

  RIGHTS/WARRANTS -- (0.0%)
  AUSTRALIA -- (0.0%)
         Other Securities................                     --            0.0%
                                                    ------------          ------

  SOUTH KOREA -- (0.0%)
         Other Securities................                  7,658            0.0%
                                                    ------------          ------

  SPAIN -- (0.0%)
         Other Securities................                  1,661            0.0%
                                                    ------------          ------

  TAIWAN -- (0.0%)
         Other Securities................                     --            0.0%
                                                    ------------          ------

  UNITED KINGDOM -- (0.0%)
         Other Securities................                  1,932            0.0%
                                                    ------------          ------
  TOTAL RIGHTS/WARRANTS..................                 11,251            0.0%
                                                    ------------          ------
  TOTAL INVESTMENT SECURITIES............            226,413,243
                                                    ------------

                                                      Value+
                                                      ------
  SECURITIES LENDING COLLATERAL -- (5.6%)
  (S)@   DFA Short Term Investment Fund.. 1,158,326   13,401,830            5.9%
                                                    ------------          ------
  TOTAL INVESTMENTS -- (100.0%)..........
    (Cost $231,165,559)................             $239,815,073          105.3%
                                                    ============          ======

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1     Level 2    Level 3    Total
                                 ----------- ------------ ------- ------------
  Common Stocks
    Australia................... $    32,395 $  9,788,151   --    $  9,820,546
    Austria.....................          --    1,647,912   --       1,647,912
    Belgium.....................          --    3,000,051   --       3,000,051
    Brazil......................          --    2,647,111   --       2,647,111
    Canada......................  12,895,616           --   --      12,895,616
    Chile.......................      39,606      367,415   --         407,021
    China.......................          --   14,267,283   --      14,267,283
    Colombia....................      22,933           --   --          22,933
    Denmark.....................          --    3,394,064   --       3,394,064
    Finland.....................          --    4,339,855   --       4,339,855
    France......................          --    9,027,568   --       9,027,568
    Germany.....................          --   10,977,704   --      10,977,704
    Hong Kong...................          --    5,577,645   --       5,577,645
    India.......................          --    4,970,637   --       4,970,637
    Indonesia...................          --      895,220   --         895,220
    Ireland.....................          --    1,175,334   --       1,175,334
    Israel......................          --      997,459   --         997,459
    Italy.......................          --    6,996,953   --       6,996,953
    Japan.......................     170,727   40,597,068   --      40,767,795
    Malaysia....................          --    1,676,715   --       1,676,715
    Mexico......................   1,826,099           --   --       1,826,099
    Netherlands.................          --    4,093,611   --       4,093,611
    New Zealand.................          --    1,336,990   --       1,336,990
    Norway......................      53,979    1,651,755   --       1,705,734
    Philippines.................          --      372,771   --         372,771
    Poland......................          --      467,954   --         467,954
    Portugal....................          --      605,004   --         605,004
    Singapore...................          --    2,288,074   --       2,288,074
    South Africa................     364,089    3,286,037   --       3,650,126
    South Korea.................      10,549   10,901,997   --      10,912,546
    Spain.......................          --    4,896,824   --       4,896,824
    Sweden......................          --    5,364,418   --       5,364,418
    Switzerland.................          --    8,680,501   --       8,680,501
    Taiwan......................          --    9,005,436   --       9,005,436
    Thailand....................   1,293,886           --   --       1,293,886
    Turkey......................          --      614,279   --         614,279
    United Kingdom..............          --   32,860,544   --      32,860,544
  Preferred Stocks
    Brazil......................          --      544,248   --         544,248
    Colombia....................      44,589           --   --          44,589
    Germany.....................          --      332,936   --         332,936
  Rights/Warrants
    Australia...................          --           --   --              --
    South Korea.................          --        7,658   --           7,658
    Spain.......................          --        1,661   --           1,661
    Taiwan......................          --           --   --              --
    United Kingdom..............          --        1,932   --           1,932
  Securities Lending Collateral.          --   13,401,830   --      13,401,830
                                 ----------- ------------   --    ------------
  TOTAL......................... $16,754,468 $223,060,605   --    $239,815,073
                                 =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                      WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                                 Percentage
                                                          Shares     Value++   of Net Assets**
                                                          ------     -------   ---------------
COMMON STOCKS -- (93.8%)
AUSTRALIA -- (4.1%)
    Australia & New Zealand Banking Group, Ltd..........   125,491 $ 2,427,032            0.2%
    BHP Billiton, Ltd...................................   207,411   3,401,693            0.3%
    Commonwealth Bank of Australia......................    34,977   1,899,180            0.2%
    National Australia Bank, Ltd........................   101,115   2,159,275            0.2%
    Westpac Banking Corp................................    85,643   1,907,613            0.2%
    Other Securities....................................            38,105,986            3.2%
                                                                   -----------            ----
TOTAL AUSTRALIA.........................................            49,900,779            4.3%
                                                                   -----------            ----

AUSTRIA -- (0.4%)
    Other Securities....................................             4,995,738            0.4%
                                                                   -----------            ----

BELGIUM -- (1.1%)
    Anheuser-Busch InBev NV.............................    27,409   3,270,568            0.3%
    Other Securities....................................            10,388,467            0.9%
                                                                   -----------            ----
TOTAL BELGIUM...........................................            13,659,035            1.2%
                                                                   -----------            ----

BRAZIL -- (1.0%)
    Other Securities....................................            11,923,283            1.0%
                                                                   -----------            ----

CANADA -- (5.7%)
    Royal Bank of Canada................................    64,900   3,688,267            0.3%
    Other Securities....................................            65,917,595            5.6%
                                                                   -----------            ----
TOTAL CANADA............................................            69,605,862            5.9%
                                                                   -----------            ----

CHILE -- (0.2%)
    Other Securities....................................             2,786,833            0.2%
                                                                   -----------            ----

CHINA -- (5.2%)
    China Construction Bank Corp. Class H............... 3,704,000   2,684,496            0.3%
    China Mobile, Ltd. Sponsored ADR....................    39,357   2,373,621            0.2%
    Industrial & Commercial Bank of China, Ltd. Class H. 4,742,000   3,007,875            0.3%
    Other Securities....................................            55,878,294            4.7%
                                                                   -----------            ----
TOTAL CHINA.............................................            63,944,286            5.5%
                                                                   -----------            ----

COLOMBIA -- (0.1%)
    Other Securities....................................               934,673            0.1%
                                                                   -----------            ----

CZECH REPUBLIC -- (0.0%)
    Other Securities....................................               283,137            0.0%
                                                                   -----------            ----

DENMARK -- (1.2%)
    Other Securities....................................            15,210,927            1.3%
                                                                   -----------            ----

EGYPT -- (0.0%)
    Other Securities....................................               113,666            0.0%
                                                                   -----------            ----

FINLAND -- (1.1%)
    Other Securities....................................            13,996,507            1.2%
                                                                   -----------            ----

FRANCE -- (5.5%)
    BNP Paribas SA......................................    31,017   1,879,543            0.2%
    Carrefour SA........................................    64,891   2,114,536            0.2%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                Percentage
                                                         Shares     Value++   of Net Assets**
                                                         ------     -------   ---------------
FRANCE -- (Continued)
    Cie de Saint-Gobain................................    48,615 $ 2,035,075            0.2%
    Cie Generale des Etablissements Michelin...........    22,408   2,229,053            0.2%
    Orange SA..........................................   123,640   2,179,983            0.2%
    Sanofi.............................................    30,105   3,036,867            0.3%
    Total SA...........................................   134,040   6,482,016            0.6%
    Other Securities...................................            47,966,935            3.9%
                                                                  -----------            ----
TOTAL FRANCE...........................................            67,924,008            5.8%
                                                                  -----------            ----

GERMANY -- (5.1%)
    Allianz SE.........................................    11,905   2,084,181            0.2%
    BASF SE............................................    46,706   3,826,334            0.3%
    Bayerische Motoren Werke AG........................    23,610   2,418,333            0.2%
    Daimler AG.........................................    63,158   5,476,666            0.5%
    Deutsche Telekom AG................................   180,747   3,385,678            0.3%
    Siemens AG.........................................    19,969   2,005,769            0.2%
    Other Securities...................................            42,995,503            3.6%
                                                                  -----------            ----
TOTAL GERMANY..........................................            62,192,464            5.3%
                                                                  -----------            ----

GREECE -- (0.0%)
    Other Securities...................................               460,028            0.0%
                                                                  -----------            ----

HONG KONG -- (2.2%)
    AIA Group, Ltd.....................................   557,400   3,264,636            0.3%
    Other Securities...................................            23,300,731            2.0%
                                                                  -----------            ----
TOTAL HONG KONG........................................            26,565,367            2.3%
                                                                  -----------            ----

HUNGARY -- (0.0%)
    Other Securities...................................               583,542            0.1%
                                                                  -----------            ----

INDIA -- (1.9%)
    Other Securities...................................            23,970,887            2.0%
                                                                  -----------            ----

INDONESIA -- (0.5%)
    Other Securities...................................             5,779,036            0.5%
                                                                  -----------            ----

IRELAND -- (0.4%)
    Other Securities...................................             5,042,903            0.4%
                                                                  -----------            ----

ISRAEL -- (0.5%)
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.    38,696   2,290,416            0.2%
    Other Securities...................................             4,000,105            0.3%
                                                                  -----------            ----
TOTAL ISRAEL...........................................             6,290,521            0.5%
                                                                  -----------            ----

ITALY -- (2.2%)
    Assicurazioni Generali SpA.........................   107,535   2,037,418            0.2%
    Eni SpA............................................   166,877   2,725,143            0.3%
    Other Securities...................................            22,007,369            1.8%
                                                                  -----------            ----
TOTAL ITALY............................................            26,769,930            2.3%
                                                                  -----------            ----

JAPAN -- (17.1%)
    Hitachi, Ltd.......................................   389,000   2,244,059            0.2%
    Honda Motor Co., Ltd...............................   104,700   3,463,522            0.3%
    Mitsubishi UFJ Financial Group, Inc................   330,300   2,136,225            0.2%
    Mizuho Financial Group, Inc........................ 1,147,800   2,364,289            0.2%
    Nissan Motor Co., Ltd..............................   198,000   2,052,511            0.2%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              Percentage
                                       Shares    Value++    of Net Assets**
                                       ------    -------    ---------------
    JAPAN -- (Continued)
        Toyota Motor Corp............. 119,100 $  7,296,594            0.6%
        Other Securities..............          191,581,719           16.3%
                                               ------------           -----
    TOTAL JAPAN.......................          211,138,919           18.0%
                                               ------------           -----

    MALAYSIA -- (0.6%)
        Other Securities..............            7,139,565            0.6%
                                               ------------           -----

    MEXICO -- (0.9%)
        Other Securities..............           10,599,647            0.9%
                                               ------------           -----

    NETHERLANDS -- (1.9%)
        Other Securities..............           23,066,643            2.0%
                                               ------------           -----

    NEW ZEALAND -- (0.3%)
        Other Securities..............            4,138,843            0.4%
                                               ------------           -----

    NORWAY -- (0.6%)
        Other Securities..............            6,918,599            0.6%
                                               ------------           -----

    PERU -- (0.0%)
        Other Securities..............              151,732            0.0%
                                               ------------           -----

    PHILIPPINES -- (0.3%)
        Other Securities..............            3,773,328            0.3%
                                               ------------           -----

    POLAND -- (0.3%)
        Other Securities..............            3,566,533            0.3%
                                               ------------           -----

    PORTUGAL -- (0.3%)
        Other Securities..............            3,080,756            0.3%
                                               ------------           -----

    RUSSIA -- (0.2%)
        Other Securities..............            2,528,624            0.2%
                                               ------------           -----

    SINGAPORE -- (0.9%)
        Other Securities..............           11,499,215            1.0%
                                               ------------           -----

    SOUTH AFRICA -- (1.6%)
        Other Securities..............           19,794,178            1.7%
                                               ------------           -----

    SOUTH KOREA -- (3.9%)
        Samsung Electronics Co., Ltd..   6,080    7,292,508            0.6%
        Other Securities..............           41,265,882            3.6%
                                               ------------           -----
    TOTAL SOUTH KOREA.................           48,558,390            4.2%
                                               ------------           -----

    SPAIN -- (2.1%)
        Banco Santander SA............ 584,900    3,267,370            0.3%
        Iberdrola SA.................. 329,606    2,350,466            0.2%
        Other Securities..............           20,023,143            1.7%
                                               ------------           -----
    TOTAL SPAIN.......................           25,640,979            2.2%
                                               ------------           -----

    SWEDEN -- (2.2%)
        Other Securities..............           26,560,090            2.3%
                                               ------------           -----

    SWITZERLAND -- (5.3%)
        ABB, Ltd...................... 100,719    1,900,134            0.2%
        Nestle SA..................... 147,224   11,244,076            1.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     Percentage
                                                            Shares     Value++     of Net Assets**
                                                            ------     -------     ---------------
SWITZERLAND -- (Continued)
    Novartis AG............................................  46,381 $    4,201,592            0.4%
    Roche Holding AG.......................................  10,869      2,950,921            0.3%
    Syngenta AG............................................   8,330      2,798,632            0.3%
    Zurich Insurance Group AG..............................   7,742      2,043,113            0.2%
    Other Securities.......................................             40,551,910            3.2%
                                                                    --------------           -----
TOTAL SWITZERLAND..........................................             65,690,378            5.6%
                                                                    --------------           -----

TAIWAN -- (3.2%)
    Hon Hai Precision Industry Co., Ltd.................... 709,800      1,886,690            0.2%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
     ADR................................................... 103,887      2,281,358            0.2%
    Other Securities.......................................             35,328,890            3.0%
                                                                    --------------           -----
TOTAL TAIWAN...............................................             39,496,938            3.4%
                                                                    --------------           -----

THAILAND -- (0.5%)
    Other Securities.......................................              5,957,938            0.5%
                                                                    --------------           -----

TURKEY -- (0.3%)
    Other Securities.......................................              3,808,313            0.3%
                                                                    --------------           -----

UNITED KINGDOM -- (12.9%)
    Barclays P.L.C. Sponsored ADR.......................... 133,292      1,896,745            0.2%
    BP P.L.C. Sponsored ADR................................ 187,448      6,691,894            0.6%
    HSBC Holdings P.L.C. Sponsored ADR..................... 107,775      4,210,769            0.4%
    Royal Dutch Shell P.L.C. Sponsored ADR (B03MM73).......  37,236      1,961,965            0.2%
    Royal Dutch Shell P.L.C. Sponsored ADR (780259206).....  60,350      3,165,961            0.3%
    SSE P.L.C..............................................  92,601      2,154,324            0.2%
    Other Securities.......................................            139,334,086           11.7%
                                                                    --------------           -----
TOTAL UNITED KINGDOM.......................................            159,415,744           13.6%
                                                                    --------------           -----

UNITED STATES -- (0.0%)
    Other Securities.......................................                      2            0.0%
                                                                    --------------           -----
TOTAL COMMON STOCKS........................................          1,155,458,766           98.7%
                                                                    --------------           -----

PREFERRED STOCKS -- (0.6%)
BRAZIL -- (0.3%)
    Other Securities.......................................              4,451,388            0.4%
                                                                    --------------           -----

CHILE -- (0.0%)
    Other Securities.......................................                122,188            0.0%
                                                                    --------------           -----

COLOMBIA -- (0.0%)
    Other Securities.......................................                137,722            0.0%
                                                                    --------------           -----

GERMANY -- (0.3%)
    Other Securities.......................................              3,289,110            0.3%
                                                                    --------------           -----
TOTAL PREFERRED STOCKS.....................................              8,000,408            0.7%
                                                                    --------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities.......................................                     --            0.0%
                                                                    --------------           -----

CHINA -- (0.0%)
    Other Securities.......................................                    768            0.0%
                                                                    --------------           -----

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                    Percentage
                                          Shares      Value++     of Net Assets**
                                          ------      -------     ---------------

 FRANCE -- (0.0%)
        Other Securities................           $        8,406            0.0%
                                                   --------------          ------

 HONG KONG -- (0.0%)
        Other Securities................                      293            0.0%
                                                   --------------          ------

 ITALY -- (0.0%)
        Other Securities................                       --            0.0%
                                                   --------------          ------

 MALAYSIA -- (0.0%)
        Other Securities................                      515            0.0%
                                                   --------------          ------

 SOUTH KOREA -- (0.0%)
        Other Securities................                    8,997            0.0%
                                                   --------------          ------

 SPAIN -- (0.0%)
        Other Securities................                   33,686            0.0%
                                                   --------------          ------

 TAIWAN -- (0.0%)
        Other Securities................                       --            0.0%
                                                   --------------          ------

 THAILAND -- (0.0%)
        Other Securities................                      217            0.0%
                                                   --------------          ------

 UNITED KINGDOM -- (0.0%)
        Other Securities................                   30,781            0.0%
                                                   --------------          ------
 TOTAL RIGHTS/WARRANTS..................                   83,663            0.0%
                                                   --------------          ------

 BONDS -- (0.0%)

 INDIA -- (0.0%)
        Other Securities................                      496            0.0%
                                                   --------------          ------
 TOTAL INVESTMENT SECURITIES............            1,163,543,333
                                                   --------------

                                                      Value+
                                            -         ------
 SECURITIES LENDING COLLATERAL -- (5.6%)
 (S)@   DFA Short Term Investment Fund.. 5,918,311     68,474,860            5.8%
                                                   --------------          ------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,288,470,807)..............             $1,232,018,193          105.2%
                                                   ==============          ======

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                            Investments in Securities (Market Value)
                           -------------------------------------------
                             Level 1     Level 2   Level 3    Total
                           ----------- ----------- ------- -----------
         Common Stocks
           Australia...... $ 1,176,985 $48,723,794   --    $49,900,779
           Austria........          --   4,995,738   --      4,995,738
           Belgium........     516,695  13,142,340   --     13,659,035
           Brazil.........   1,359,292  10,563,991   --     11,923,283
           Canada.........  69,605,862          --   --     69,605,862
           Chile..........     662,332   2,124,501   --      2,786,833
           China..........   4,669,005  59,275,281   --     63,944,286
           Colombia.......     934,673          --   --        934,673
           Czech Republic.          --     283,137   --        283,137
           Denmark........     284,194  14,926,733   --     15,210,927

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
  Egypt....................... $         -- $      113,666   --    $      113,666
  Finland.....................       72,155     13,924,352   --        13,996,507
  France......................    1,996,872     65,927,136   --        67,924,008
  Germany.....................    2,808,596     59,383,868   --        62,192,464
  Greece......................           --        460,028   --           460,028
  Hong Kong...................       57,707     26,507,660   --        26,565,367
  Hungary.....................           --        583,542   --           583,542
  India.......................      970,816     23,000,071   --        23,970,887
  Indonesia...................      119,280      5,659,756   --         5,779,036
  Ireland.....................    1,245,023      3,797,880   --         5,042,903
  Israel......................    2,561,524      3,728,997   --         6,290,521
  Italy.......................      363,923     26,406,007   --        26,769,930
  Japan.......................    3,406,441    207,732,478   --       211,138,919
  Malaysia....................           --      7,139,565   --         7,139,565
  Mexico......................   10,599,647             --   --        10,599,647
  Netherlands.................    2,651,326     20,415,317   --        23,066,643
  New Zealand.................           --      4,138,843   --         4,138,843
  Norway......................      344,925      6,573,674   --         6,918,599
  Peru........................      151,732             --   --           151,732
  Philippines.................       42,678      3,730,650   --         3,773,328
  Poland......................           --      3,566,533   --         3,566,533
  Portugal....................           --      3,080,756   --         3,080,756
  Russia......................       95,634      2,432,990   --         2,528,624
  Singapore...................           --     11,499,215   --        11,499,215
  South Africa................    2,284,807     17,509,371   --        19,794,178
  South Korea.................      881,888     47,676,502   --        48,558,390
  Spain.......................      836,615     24,804,364   --        25,640,979
  Sweden......................       97,660     26,462,430   --        26,560,090
  Switzerland.................    3,314,332     62,376,046   --        65,690,378
  Taiwan......................    2,467,954     37,028,984   --        39,496,938
  Thailand....................    5,957,938             --   --         5,957,938
  Turkey......................       23,784      3,784,529   --         3,808,313
  United Kingdom..............   35,215,634    124,200,110   --       159,415,744
  United States...............            2             --   --                 2
Preferred Stocks
  Brazil......................      907,313      3,544,075   --         4,451,388
  Chile.......................           --        122,188   --           122,188
  Colombia....................      137,722             --   --           137,722
  Germany.....................           --      3,289,110   --         3,289,110
Rights/Warrants
  Australia...................           --             --   --                --
  China.......................           --            768   --               768
  France......................           --          8,406   --             8,406
  Hong Kong...................           --            293   --               293
  Italy.......................           --             --   --                --
  Malaysia....................           --            515   --               515
  South Korea.................           --          8,997   --             8,997
  Spain.......................           --         33,686   --            33,686
  Taiwan......................           --             --   --                --
  Thailand....................           --            217   --               217
  United Kingdom..............           --         30,781   --            30,781
Bonds
  India.......................           --            496   --               496
Securities Lending Collateral.           --     68,474,860   --        68,474,860
                               ------------ --------------   --    --------------
TOTAL......................... $158,822,966 $1,073,195,227   --    $1,232,018,193
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                          WORLD CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                           Shares      Value+
                                                          --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (97.3%)
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.................... 5,890,621 $105,442,112
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 6,554,372   76,620,611
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 1,208,807   20,320,041
                                                                    ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $208,990,189).................................            202,382,764
                                                                    ------------

TEMPORARY CASH INVESTMENTS -- (2.7%)
State Street Institutional Liquid Reserves, 0.140%
  (Cost $5,697,578)...................................... 5,697,578    5,697,578
                                                                    ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $214,687,767).................................           $208,080,342
                                                                    ============

Summary of the Fund's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $202,382,764   --      --    $202,382,764
   Temporary Cash Investments......    5,697,578   --      --       5,697,578
                                    ------------   --      --    ------------
   TOTAL........................... $208,080,342   --      --    $208,080,342
                                    ============   ==      ==    ============


                See accompanying Notes to Financial Statements.

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                           Shares      Value+
                                                          --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc.................... 6,427,297 $110,935,143
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 7,442,857   87,006,993
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 2,184,234   36,716,980
                                                                    ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $227,605,421).................................            234,659,116
                                                                    ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $227,605,421).................................           $234,659,116
                                                                    ============

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                   ------------------------------------------
                                     Level 1    Level 2  Level 3    Total
                                   ------------ -------- ------- ------------
  Affiliated Investment Companies. $234,659,116       --   --    $234,659,116
  Futures Contracts**.............      752,227       --   --         752,227
  Forward Currency Contracts**....           -- $108,097   --         108,097
                                   ------------ --------   --    ------------
  TOTAL........................... $235,411,343 $108,097   --    $235,519,440
                                   ============ ========   ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015


                          EMERGING MARKETS PORTFOLIO

                                                                   Value+
                                                               --------------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in The Emerging Markets Series of The DFA
    Investment Trust Company.................................. $4,321,201,335
                                                               --------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
       $3,846,697,740)........................................ $4,321,201,335
                                                               ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                                                                 Value+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The Emerging Markets Small Cap Series of
       The DFA Investment Trust Company..................... $4,851,811,937
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $5,059,736,163)............................. $4,851,811,937
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                       EMERGING MARKETS VALUE PORTFOLIO

                                                                Value+
                                                            ---------------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in Dimensional Emerging Markets Value Fund.. $14,953,939,027
                                                            ---------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
         (Cost $18,008,368,827)............................ $14,953,939,027
                                                            ===============

Summary of the Portfolio's Master Fund's investments as of October 31, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------
COMMON STOCKS -- (90.8%)
BRAZIL -- (5.1%)
    AMBEV SA ADR........................................  11,551,499 $   56,255,800            0.4%
    BM&FBovespa SA......................................  12,822,223     37,912,586            0.3%
    Ultrapar Participacoes SA...........................   2,067,950     35,904,018            0.3%
    Other Securities....................................                677,447,688            4.4%
                                                                     --------------           -----
TOTAL BRAZIL............................................                807,520,092            5.4%
                                                                     --------------           -----

CHILE -- (1.4%)
    Other Securities....................................                228,449,810            1.5%
                                                                     --------------           -----

CHINA -- (13.6%)
    Bank of China, Ltd. Class H......................... 140,558,702     66,282,044            0.5%
    China Construction Bank Corp. Class H............... 176,997,302    128,279,837            0.9%
    China Mobile, Ltd...................................   3,162,000     37,891,591            0.3%
    China Mobile, Ltd. Sponsored ADR....................   1,846,091    111,337,748            0.8%
    CNOOC, Ltd..........................................  31,188,000     35,146,131            0.3%
    Industrial & Commercial Bank of China, Ltd. Class H. 198,793,725    126,095,871            0.9%
    Ping An Insurance Group Co. of China, Ltd. Class H..   9,055,000     50,886,185            0.4%
    Tencent Holdings, Ltd...............................   9,155,700    172,108,303            1.2%
    Other Securities....................................              1,446,186,089            9.3%
                                                                     --------------           -----
TOTAL CHINA.............................................              2,174,213,799           14.6%
                                                                     --------------           -----

COLOMBIA -- (0.4%)
    Other Securities....................................                 57,594,705            0.4%
                                                                     --------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................                 32,210,536            0.2%
                                                                     --------------           -----

EGYPT -- (0.1%)
    Other Securities....................................                 12,754,087            0.1%
                                                                     --------------           -----

GREECE -- (0.3%)
    Other Securities....................................                 55,442,748            0.4%
                                                                     --------------           -----

HUNGARY -- (0.3%)
    Other Securities....................................                 39,959,995            0.3%
                                                                     --------------           -----

INDIA -- (11.8%)
    Axis Bank, Ltd......................................   4,640,161     33,635,620            0.2%
    HDFC Bank, Ltd......................................   2,994,559     50,098,318            0.4%
    Infosys, Ltd........................................   2,076,360     35,933,363            0.3%
#   Infosys, Ltd. Sponsored ADR.........................   3,708,004     67,337,353            0.5%
    ITC, Ltd............................................   8,357,996     42,673,743            0.3%
    Reliance Industries, Ltd............................   3,562,145     51,525,147            0.4%
    Sun Pharmaceutical Industries, Ltd..................   2,764,476     37,521,895            0.3%
    Tata Consultancy Services, Ltd......................   1,530,394     58,458,783            0.4%
    Other Securities....................................              1,504,703,616            9.9%
                                                                     --------------           -----
TOTAL INDIA.............................................              1,881,887,838           12.7%
                                                                     --------------           -----

INDONESIA -- (2.7%)
    Bank Rakyat Indonesia Persero Tbk PT................  49,075,100     37,559,907            0.3%
    Other Securities....................................                392,382,097            2.6%
                                                                     --------------           -----
TOTAL INDONESIA.........................................                429,942,004            2.9%
                                                                     --------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     Percentage
                                                           Shares      Value++     of Net Assets**
                                                           ------      -------     ---------------

MALAYSIA -- (3.9%)
#   Public Bank Bhd.....................................  8,524,711 $   35,839,605            0.3%
    Other Securities....................................               584,110,972            3.9%
                                                                    --------------           -----
TOTAL MALAYSIA..........................................               619,950,577            4.2%
                                                                    --------------           -----

MEXICO -- (5.0%)
    Alfa S.A.B. de C.V. Class A......................... 18,261,494     37,854,530            0.3%
    America Movil S.A.B. de C.V. Series L ADR...........  3,134,148     55,819,175            0.4%
*   Cemex S.A.B. de C.V. Sponsored ADR..................  6,630,428     41,838,001            0.3%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................    627,285     62,157,671            0.4%
    Grupo Financiero Banorte S.A.B. de C.V..............  8,941,097     47,867,222            0.3%
    Grupo Mexico S.A.B. de C.V. Series B................ 17,375,898     42,351,503            0.3%
    Grupo Televisa S.A.B. Sponsored ADR.................  1,756,608     51,187,557            0.4%
    Wal-Mart de Mexico S.A.B. de C.V.................... 16,371,536     43,362,597            0.3%
    Other Securities....................................               413,322,354            2.6%
                                                                    --------------           -----
TOTAL MEXICO............................................               795,760,610            5.3%
                                                                    --------------           -----

PERU -- (0.1%)
    Other Securities....................................                17,650,963            0.1%
                                                                    --------------           -----

PHILIPPINES -- (1.6%)
    Other Securities....................................               261,764,087            1.8%
                                                                    --------------           -----

POLAND -- (1.7%)
    Other Securities....................................               270,657,622            1.8%
                                                                    --------------           -----

RUSSIA -- (1.3%)
    Gazprom PAO Sponsored ADR...........................  9,142,364     38,528,957            0.3%
    Other Securities....................................               166,424,098            1.1%
                                                                    --------------           -----
TOTAL RUSSIA............................................               204,953,055            1.4%
                                                                    --------------           -----

SOUTH AFRICA -- (7.9%)
*   AngloGold Ashanti, Ltd. Sponsored ADR...............  4,151,296     35,036,938            0.2%
    Bidvest Group, Ltd. (The)...........................  1,810,062     46,237,232            0.3%
    FirstRand, Ltd...................................... 13,403,743     49,115,838            0.3%
    MTN Group, Ltd......................................  9,901,001    112,719,038            0.8%
    Naspers, Ltd. Class N...............................    495,769     72,379,490            0.5%
    Sanlam, Ltd.........................................  8,202,959     37,058,722            0.3%
    Sasol, Ltd..........................................  1,199,596     38,437,056            0.3%
#   Sasol, Ltd. Sponsored ADR...........................  1,125,382     36,192,285            0.3%
    Standard Bank Group, Ltd............................  5,266,378     54,718,329            0.4%
#   Steinhoff International Holdings, Ltd...............  8,674,816     53,032,943            0.4%
    Other Securities....................................               719,184,696            4.6%
                                                                    --------------           -----
TOTAL SOUTH AFRICA......................................             1,254,112,567            8.4%
                                                                    --------------           -----

SOUTH KOREA -- (14.4%)
#   Hyundai Motor Co....................................    364,834     49,834,350            0.4%
    Samsung Electronics Co., Ltd........................    369,532    443,226,108            3.0%
#   Samsung Fire & Marine Insurance Co., Ltd............    119,485     33,509,951            0.2%
    SK Hynix, Inc.......................................  1,464,740     39,199,701            0.3%
    Other Securities....................................             1,733,191,527           11.6%
                                                                    --------------           -----
TOTAL SOUTH KOREA.......................................             2,298,961,637           15.5%
                                                                    --------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                         Percentage
                                                              Shares       Value++     of Net Assets**
                                                              ------       -------     ---------------

TAIWAN -- (13.9%)
    Hon Hai Precision Industry Co., Ltd.................... 50,079,095 $   133,113,168            0.9%
    Taiwan Semiconductor Manufacturing Co., Ltd............ 41,147,652     173,382,448            1.2%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
     ADR...................................................  4,310,596      94,660,688            0.7%
    Other Securities.......................................              1,808,124,459           12.1%
                                                                       ---------------           -----
TOTAL TAIWAN...............................................              2,209,280,763           14.9%
                                                                       ---------------           -----

THAILAND -- (3.0%)
    PTT PCL................................................  4,968,880      38,418,275            0.3%
    Other Securities.......................................                440,973,706            2.9%
                                                                       ---------------           -----
TOTAL THAILAND.............................................                479,391,981            3.2%
                                                                       ---------------           -----

TURKEY -- (2.1%)
    Other Securities.......................................                338,179,107            2.3%
                                                                       ---------------           -----
TOTAL COMMON STOCKS........................................             14,470,638,583           97.4%
                                                                       ---------------           -----

PREFERRED STOCKS -- (2.0%)

BRAZIL -- (1.9%)
    Itau Unibanco Holding SA...............................  9,694,322      66,580,726            0.5%
    Itau Unibanco Holding SA ADR...........................  7,267,963      49,785,546            0.3%
    Other Securities.......................................                195,486,933            1.3%
                                                                       ---------------           -----
TOTAL BRAZIL...............................................                311,853,205            2.1%
                                                                       ---------------           -----

CHILE -- (0.0%)
    Other Securities.......................................                  2,999,365            0.0%
                                                                       ---------------           -----

COLOMBIA -- (0.1%)
    Other Securities.......................................                 12,115,153            0.1%
                                                                       ---------------           -----
TOTAL PREFERRED STOCKS.....................................                326,967,723            2.2%
                                                                       ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
    Other Securities.......................................                     12,422            0.0%
                                                                       ---------------           -----

MALAYSIA -- (0.0%)
    Other Securities.......................................                    175,959            0.0%
                                                                       ---------------           -----

POLAND -- (0.0%)
    Other Securities.......................................                         --            0.0%
                                                                       ---------------           -----

SOUTH KOREA -- (0.0%)
    Other Securities.......................................                    450,531            0.0%
                                                                       ---------------           -----

TAIWAN -- (0.0%)
    Other Securities.......................................                         --            0.0%
                                                                       ---------------           -----

THAILAND -- (0.0%)
    Other Securities.......................................                     68,373            0.0%
                                                                       ---------------           -----
TOTAL RIGHTS/WARRANTS......................................                    707,285            0.0%
                                                                       ---------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                     Percentage
                                          Shares       Value++     of Net Assets**
                                          ------       -------     ---------------
BONDS -- (0.0%)
INDIA -- (0.0%)
       Other Securities................            $       109,543            0.0%
                                                   ---------------          ------
TOTAL INVESTMENT SECURITIES............             14,798,423,134
                                                   ---------------

                                                       Value+
                                            -          ------             -
SECURITIES LENDING COLLATERAL -- (7.2%)
(S)@   DFA Short Term Investment Fund.. 98,907,352   1,144,358,063            7.7%
                                                   ---------------          ------
TOTAL INVESTMENTS -- (100.0%)..........
  (Cost $17,113,195,507).............              $15,942,781,197          107.3%
                                                   ===============          ======

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Brazil...................... $  185,698,474 $   621,821,618   --    $   807,520,092
  Chile.......................     71,624,366     156,825,444   --        228,449,810
  China.......................    224,398,662   1,949,815,137   --      2,174,213,799
  Colombia....................     57,594,705              --   --         57,594,705
  Czech Republic..............             --      32,210,536   --         32,210,536
  Egypt.......................             --      12,754,087   --         12,754,087
  Greece......................        616,094      54,826,654   --         55,442,748
  Hungary.....................        249,821      39,710,174   --         39,959,995
  India.......................    128,076,768   1,753,811,070   --      1,881,887,838
  Indonesia...................     18,524,862     411,417,142   --        429,942,004
  Malaysia....................             --     619,950,577   --        619,950,577
  Mexico......................    795,760,393             217   --        795,760,610
  Peru........................     17,650,963              --   --         17,650,963
  Philippines.................      7,501,228     254,262,859   --        261,764,087
  Poland......................             --     270,657,622   --        270,657,622
  Russia......................      5,860,618     199,092,437   --        204,953,055
  South Africa................    121,053,657   1,133,058,910   --      1,254,112,567
  South Korea.................     72,220,097   2,226,741,540   --      2,298,961,637
  Taiwan......................    117,206,656   2,092,074,107   --      2,209,280,763
  Thailand....................    478,931,452         460,529   --        479,391,981
  Turkey......................      2,889,033     335,290,074   --        338,179,107
Preferred Stocks
  Brazil......................    102,755,590     209,097,615   --        311,853,205
  Chile.......................             --       2,999,365   --          2,999,365
  Colombia....................     12,115,153              --   --         12,115,153
Rights/Warrants
  Hong Kong...................             --          12,422   --             12,422
  Malaysia....................             --         175,959   --            175,959
  Poland......................             --              --   --                 --
  South Korea.................             --         450,531   --            450,531
  Taiwan......................             --              --   --                 --
  Thailand....................             --          68,373   --             68,373
Bonds
  India.......................             --         109,543   --            109,543
Securities Lending Collateral.             --   1,144,358,063   --      1,144,358,063
                               -------------- ---------------   --    ---------------
TOTAL......................... $2,420,728,592 $13,522,052,605   --    $15,942,781,197
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

                                                                 Enhanced U.S.
                                                                     Large     U.S. Large Cap
                                                                    Company        Equity     U.S. Large Cap   U.S. Targeted
                                                                   Portfolio     Portfolio*   Value Portfolio Value Portfolio*
-                                                                ------------- -------------- --------------- ----------------
ASSETS:
Investments in Affiliated Investment Company at Value...........           --             --  $   15,873,346              --
Investments at Value (including $50,351, $39,844, $0 and
 $1,517,302 of securities on loan, respectively)................ $    202,979   $    696,498              --    $  7,122,004
Temporary Cash Investments at Value & Cost......................           --            803              --          40,738
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...................................................       51,365         36,101              --       1,274,928
Cash............................................................        5,790             --              --              77
Receivables:
  Investment Securities/Affiliated Investment Company Sold......           --          1,129              --          19,632
  Dividends and Tax Reclaims....................................          717            741              --           2,752
  Securities Lending Income.....................................           11             15              --             589
  Fund Shares Sold..............................................          137          1,524          17,123           5,977
Prepaid Expenses and Other Assets...............................           13             16             105              62
                                                                 ------------   ------------  --------------    ------------
    Total Assets................................................      261,012        736,827      15,890,574       8,466,759
                                                                 ------------   ------------  --------------    ------------
LIABILITIES:
Payables:
  Due to Custodian..............................................           --             20              --              --
  Upon Return of Securities Loaned..............................       51,365         36,101              --       1,274,928
  Investment Securities/Affiliated Investment Company
   Purchased....................................................        5,030            649              --          20,094
  Fund Shares Redeemed..........................................           11            785          80,104           5,692
  Due to Advisor................................................           34             70           1,976           2,099
  Futures Margin Variation......................................          911             --              --              --
Accrued Expenses and Other Liabilities..........................           20             58             559             479
                                                                 ------------   ------------  --------------    ------------
    Total Liabilities...........................................       57,371         37,683          82,639       1,303,292
                                                                 ------------   ------------  --------------    ------------
NET ASSETS...................................................... $    203,641   $    699,144  $   15,807,935    $  7,163,467
                                                                 ============   ============  ==============    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:.....................................................
Class R1 Shares -- based on net assets of $0; $0; $0 and
 $40,159 and shares outstanding of 0; 0; 0 and 1,861,151,
 respectively...................................................          N/A            N/A             N/A    $      21.58
                                                                 ============   ============  ==============    ============
NUMBER OF SHARES AUTHORIZED.....................................          N/A            N/A             N/A     100,000,000
                                                                 ============   ============  ==============    ============
Class R2 Shares -- based on net assets of $0; $0; $0 and
 $135,412 and shares outstanding of 0; 0; 0 and 6,295,289,
 respectively...................................................          N/A            N/A             N/A    $      21.51
                                                                 ============   ============  ==============    ============
NUMBER OF SHARES AUTHORIZED.....................................          N/A            N/A             N/A     100,000,000
                                                                 ============   ============  ==============    ============
Institutional Class Shares -- based on net assets of $203,641;
 $699,144; $15,807,935 and $6,987,896 and shares
 outstanding of 16,234,364; 54,382,736; 475,150,278 and
 324,185,677, respectively...................................... $      12.54   $      12.86  $        33.27    $      21.56
                                                                 ============   ============  ==============    ============
NUMBER OF SHARES AUTHORIZED.....................................  300,000,000    100,000,000   2,000,000,000     700,000,000
                                                                 ============   ============  ==============    ============
Investments in Affiliated Investment Company at Cost............ $         --   $         --  $   11,374,012    $         --
                                                                 ------------   ------------  --------------    ------------
Investments at Cost............................................. $    203,085   $    665,207  $           --    $  6,198,992
                                                                 ============   ============  ==============    ============
NET ASSETS CONSIST OF:
Paid-In Capital................................................. $    190,374   $    668,084  $   10,635,005    $  5,936,565
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).........................................           48          1,341          29,922           8,044
Accumulated Net Realized Gain (Loss)............................       12,534         (1,572)        643,674         295,846
Net Unrealized Appreciation (Depreciation)......................          685         31,291       4,499,334         923,012
                                                                 ------------   ------------  --------------    ------------
NET ASSETS...................................................... $    203,641   $    699,144  $   15,807,935    $  7,163,467
                                                                 ============   ============  ==============    ============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

                                                                         U.S. Core      U.S. Core     U.S. Vector
                                                       U.S. Small Cap     Equity 1       Equity 2       Equity
                                                      Value Portfolio*   Portfolio*     Portfolio*    Portfolio*
                                                      ---------------- -------------- -------------- --------------
ASSETS:
Investments at Value (including $1,941,525,
 $1,792,626, $2,233,153 and $685,194 of securities
 on loan, respectively)..............................  $   11,465,574  $   13,217,437 $   15,151,126 $    3,628,981
Temporary Cash Investments at Value & Cost...........         148,687          45,710         45,061         29,019
Collateral from Securities on Loan Invested in
 Affiliate at Value & Cost...........................       1,662,904       1,451,407      1,724,551        582,015
Cash.................................................              48              --             --             --
Receivables:
  Investment Securities Sold.........................          96,000           5,567          9,899          6,767
  Dividends..........................................           2,849          12,254         14,275          2,817
  Securities Lending Income..........................             811             584            808            278
  Fund Shares Sold...................................          16,622          18,738         13,781          2,096
Prepaid Expenses and Other Assets....................              94             141            179             48
                                                       --------------  -------------- -------------- --------------
     Total Assets....................................      13,393,589      14,751,838     16,959,680      4,252,021
                                                       --------------  -------------- -------------- --------------
LIABILITIES:
Payables:
  Due to Custodian...................................              --             222            195              1
  Upon Return of Securities Loaned...................       1,662,904       1,451,407      1,724,551        582,015
  Investment Securities Purchased....................          38,532          12,325         25,188         14,487
  Fund Shares Redeemed...............................           6,265           9,620          5,902          2,877
  Due to Advisor.....................................           4,928           1,857          2,512            913
Accrued Expenses and Other Liabilities...............             698             633            768            199
                                                       --------------  -------------- -------------- --------------
     Total Liabilities...............................       1,713,327       1,476,064      1,759,116        600,492
                                                       --------------  -------------- -------------- --------------
NET ASSETS...........................................  $   11,680,262  $   13,275,774 $   15,200,564 $    3,651,529
                                                       ==============  ============== ============== ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $11,680,262; $13,275,774; $15,200,564 and
 $3,651,529 and shares outstanding of
 353,042,332; 741,605,495; 880,670,994 and
 225,076,291, respectively...........................  $        33.08  $        17.90 $        17.26 $        16.22
                                                       ==============  ============== ============== ==============
NUMBER OF SHARES AUTHORIZED..........................   1,700,000,000   1,500,000,000  2,300,000,000  1,000,000,000
                                                       ==============  ============== ============== ==============
Investments at Cost..................................  $    9,213,439  $    9,940,683 $   11,101,161 $    2,697,099
                                                       ==============  ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital......................................  $    8,939,098  $    9,817,893 $   10,832,003 $    2,596,160
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................           6,188          21,625         25,434          4,454
Accumulated Net Realized Gain (Loss).................         482,841         159,502        293,162        119,033
Net Unrealized Appreciation (Depreciation)...........       2,252,135       3,276,754      4,049,965        931,882
                                                       --------------  -------------- -------------- --------------
NET ASSETS...........................................  $   11,680,262  $   13,275,774 $   15,200,564 $    3,651,529
                                                       ==============  ============== ============== ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

                                                                                             DFA Real
                                                                                              Estate       Large Cap
                                                             U.S. Small Cap U.S. Micro Cap  Securities   International
                                                               Portfolio*     Portfolio*    Portfolio*    Portfolio*
                                                             -------------- -------------- ------------  -------------
ASSETS:
Investments at Value (including $2,328,280, $898,051,
 $354,060 and $179,932 of securities on loan,
 respectively).............................................. $   10,551,871 $    4,984,595 $  6,539,667  $  3,133,692
Temporary Cash Investments at Value & Cost..................         20,271         30,728       10,968            --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................      2,235,539        859,652      252,029       181,845
Foreign Currencies at Value.................................             --             --           --         1,300
Cash........................................................             66            100           --         8,959
Receivables:
  Investment Securities Sold................................         30,441         10,470           25            --
  Dividends and Tax Reclaims................................          2,922          1,883        6,050         7,967
  Securities Lending Income.................................            973            479           26           167
  Fund Shares Sold..........................................         18,016          1,423        3,480         1,375
Prepaid Expenses and Other Assets...........................             44             38           63            26
                                                             -------------- -------------- ------------  ------------
     Total Assets...........................................     12,860,143      5,889,368    6,812,208     3,335,331
                                                             -------------- -------------- ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      2,235,539        859,652      252,029       181,845
  Investment Securities Purchased...........................            859         19,317        3,094            71
  Fund Shares Redeemed......................................          3,551            906        2,843         2,182
  Due to Advisor............................................          3,097          2,096          740           660
Accrued Expenses and Other Liabilities......................            555            306          310           239
                                                             -------------- -------------- ------------  ------------
     Total Liabilities......................................      2,243,601        882,277      259,016       184,997
                                                             -------------- -------------- ------------  ------------
NET ASSETS.................................................. $   10,616,542 $    5,007,091 $  6,553,192  $  3,150,334
                                                             ============== ============== ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $10,616,542; $5,007,091; $6,553,192 and $3,150,334
 and shares outstanding of 344,285,171; 263,465,630;
 198,346,245 and 154,744,046, respectively.................. $        30.84 $        19.00 $      33.04  $      20.36
                                                             ============== ============== ============  ============
NUMBER OF SHARES AUTHORIZED.................................  1,000,000,000  1,500,000,000  700,000,000   500,000,000
                                                             ============== ============== ============  ============
Investments at Cost......................................... $    8,474,761 $    3,605,086 $  4,568,269  $  2,737,226
                                                             ============== ============== ============  ============
Foreign Currencies at Cost.................................. $           -- $           -- $         --  $      1,298
                                                             ============== ============== ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    8,043,015 $    3,361,968 $  4,685,103  $  3,035,771
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................          7,767          2,845         (120)        8,542
Accumulated Net Realized Gain (Loss)........................        488,650        262,769     (103,189)     (290,399)
Net Unrealized Foreign Exchange Gain (Loss).................             --             --           --           (48)
Net Unrealized Appreciation (Depreciation)..................      2,077,110      1,379,509    1,971,398       396,468
                                                             -------------- -------------- ------------  ------------
NET ASSETS.................................................. $   10,616,542 $    5,007,091 $  6,553,192  $  3,150,334
                                                             ============== ============== ============  ============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

                                                                              International                 Asia Pacific
                                                              International       Small      Japanese Small    Small
                                                               Core Equity       Company        Company       Company
                                                               Portfolio*       Portfolio      Portfolio     Portfolio
                                                             --------------  --------------  -------------- ------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value......................................................             --  $    9,183,489   $    464,287  $    200,339
Investments at Value (including $961,874, $0, $0 and $0
 of securities on loan, respectively)....................... $   14,345,363              --             --            --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................        999,853              --             --            --
Foreign Currencies at Value.................................          4,912              --             --            --
Cash........................................................         73,586             133             --            --
Receivables:
Investment Securities Sold..................................          1,271              --             --            --
  Dividends and Tax Reclaims................................         34,913              --             --            --
  Securities Lending Income.................................          1,400              --             --            --
  Fund Shares Sold..........................................         15,192         146,021              5            --
Unrealized Gain on Foreign Currency Contracts...............            257              --             --            --
Prepaid Expenses and Other Assets...........................            208              43              7             8
                                                             --------------  --------------   ------------  ------------
     Total Assets...........................................     15,476,955       9,329,686        464,299       200,347
                                                             --------------  --------------   ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................        999,853              --             --            --
  Investment Securities Purchased...........................         43,023              --             --            --
  Fund Shares Redeemed......................................          8,242           2,713            134            --
  Due to Advisor............................................          4,223           3,100            157            67
Accrued Expenses and Other Liabilities......................          1,046             381             11            10
                                                             --------------  --------------   ------------  ------------
     Total Liabilities......................................      1,056,387           6,194            302            77
                                                             --------------  --------------   ------------  ------------
NET ASSETS.................................................. $   14,420,568  $    9,323,492   $    463,997  $    200,270
                                                             ==============  ==============   ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $14,420,568; $9,323,492; $463,997 and $200,270 and
 shares outstanding of 1,233,415,586; 524,490,688;
 22,680,456 and 10,509,822, respectively.................... $        11.69  $        17.78   $      20.46  $      19.06
                                                             ==============  ==============   ============  ============
NUMBER OF SHARES AUTHORIZED.................................  2,000,000,000   1,500,000,000    100,000,000   100,000,000
                                                             ==============  ==============   ============  ============
Investments in Affiliated Investment Companies at
 Cost....................................................... $           --  $    8,450,933   $    427,037  $    239,209
                                                             ==============  ==============   ============  ============
Investments at Cost......................................... $   13,862,815  $           --   $         --  $         --
                                                             ==============  ==============   ============  ============
Foreign Currencies at Cost.................................. $        4,908  $           --   $         --  $         --
                                                             ==============  ==============   ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $   14,222,598  $    8,357,634   $    479,514  $    273,164
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................         17,301          34,648          1,497            83
Accumulated Net Realized Gain (Loss)........................       (301,605)        198,899        (54,208)      (34,103)
Net Unrealized Foreign Exchange Gain (Loss).................           (278)           (245)           (56)           (4)
Net Unrealized Appreciation (Depreciation)..................        482,552         732,556         37,250       (38,870)
                                                             --------------  --------------   ------------  ------------
NET ASSETS.................................................. $   14,420,568  $    9,323,492   $    463,997  $    200,270
                                                             ==============  ==============   ============  ============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

                                                                                  DFA
                                                   United      Continental   International    DFA Global          DFA
                                                Kingdom Small     Small       Real Estate     Real Estate    International
                                                   Company       Company      Securities      Securities       Small Cap
                                                  Portfolio     Portfolio     Portfolio*       Portfolio    Value Portfolio*
                                                ------------- ------------  --------------  --------------  ----------------
ASSETS:
Investments in Affiliated Investment Companies
 at Value...................................... $     35,645  $    278,064              --  $    3,022,957               --
Investments at Value (including $0, $0,
 $110,637, $369,586 and $888,702 of
 securities on loan, respectively).............           --            --  $    3,515,243       1,012,014   $   12,419,745
Collateral from Securities on Loan Invested in
 Affiliate at Value & Cost.....................           --            --         141,485         379,932          960,172
Foreign Currencies at Value....................           --            --           6,698              --           44,849
Cash...........................................           --            --           7,462          23,428           27,629
Receivables:
  Investment Securities/Affiliated Investment
   Company Sold................................           --            --              51              --           56,989
  Dividends and Tax Reclaims...................           --            --          12,297           1,005           35,981
  Securities Lending Income....................           --            --              95              33            1,930
  Fund Shares Sold.............................           --            64           1,367           2,204            5,850
Unrealized Gain on Foreign Currency
 Contracts.....................................           --            --               3              --               --
Prepaid Expenses and Other Assets..............            6             7              17              52               97
                                                ------------  ------------  --------------  --------------   --------------
     Total Assets..............................       35,651       278,135       3,684,718       4,441,625       13,553,242
                                                ------------  ------------  --------------  --------------   --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.............           --            --         141,485         379,932          960,172
  Investment Securities/Affiliated Investment
   Company Purchased...........................           --            --             936              --            4,345
  Fund Shares Redeemed.........................           --             2           1,215           1,611            3,202
  Due to Advisor...............................           11            94             738              17            6,897
Unrealized Loss on Foreign Currency
 Contracts.....................................           --            --              --              --                1
Accrued Expenses and Other Liabilities.........            3            15             252             149            1,050
                                                ------------  ------------  --------------  --------------   --------------
     Total Liabilities.........................           14           111         144,626         381,709          975,667
                                                ------------  ------------  --------------  --------------   --------------
NET ASSETS..................................... $     35,637  $    278,024  $    3,540,092  $    4,059,916   $   12,577,575
                                                ============  ============  ==============  ==============   ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net
 assets of $35,637; $278,024; $3,540,092;
 $4,059,916 and $12,577,575 and shares
 outstanding of 1,003,742; 13,403,697;
 671,223,306; 383,278,639 and 647,142,906,
 respectively.................................. $      35.50  $      20.74  $         5.27  $        10.59   $        19.44
                                                ============  ============  ==============  ==============   ==============
NUMBER OF SHARES AUTHORIZED....................  100,000,000   100,000,000   1,200,000,000   1,500,000,000    2,300,000,000
                                                ============  ============  ==============  ==============   ==============
Investments in Affiliated Investment Companies
 at Cost....................................... $     24,851  $    246,159  $           --  $    2,430,621   $           --
                                                ============  ============  ==============  ==============   ==============
Investments at Cost............................ $         --  $          1  $    3,264,732  $      968,979   $   11,104,010
                                                ============  ============  ==============  ==============   ==============
Foreign Currencies at Cost..................... $         --  $         --  $        6,834  $           --   $       44,879
                                                ============  ============  ==============  ==============   ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................ $     23,177  $    262,917  $    3,767,966  $    3,412,033   $   11,051,621
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income).......................................          207           248        (221,598)         50,527           44,763
Accumulated Net Realized Gain (Loss)...........        1,455       (17,161)       (256,654)        (38,015)         165,223
Net Unrealized Foreign Exchange Gain
 (Loss)........................................            4           116               3              --              263
Net Unrealized Appreciation (Depreciation).....       10,794        31,904         250,375         635,371        1,315,705
                                                ------------  ------------  --------------  --------------   --------------
NET ASSETS..................................... $     35,637  $    278,024  $    3,540,092  $    4,059,916   $   12,577,575
                                                ============  ============  ==============  ==============   ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

                                                      International                 World ex U.S.  World ex U.S.  World Core
                                                      Vector Equity  World ex U.S.  Targeted Value  Core Equity     Equity
                                                       Portfolio*   Value Portfolio   Portfolio*    Portfolio*    Portfolio
                                                      ------------- --------------- -------------- ------------- ------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value...............................................           --   $    155,464              --            --  $    202,383
Investments at Value (including $110,906, $0,
 $12,962, $68,252 and $0 of securities on loan,
 respectively)....................................... $  1,585,942             --    $    226,413  $  1,163,543            --
Temporary Cash Investments at Value & Cost...........           --             --              --            --         5,698
Collateral from Securities on Loan Invested in
 Affiliate at Value & Cost...........................      115,826             --          13,402        68,475            --
Foreign Currencies at Value..........................          820             --             280           883            --
Cash.................................................        4,540             --             385         3,659            --
Receivables:
  Investment Securities Sold.........................          120             --              --            --            --
  Dividends and Tax Reclaims.........................        4,034             --             402         2,266            --
  Securities Lending Income..........................          171             --              21           108            --
  Fund Shares Sold...................................          959            356             563         1,530           195
Prepaid Expenses and Other Assets....................           37             14              35            26            13
                                                      ------------   ------------    ------------  ------------  ------------
    Total Assets.....................................    1,712,449        155,834         241,501     1,240,490       208,289
                                                      ------------   ------------    ------------  ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...................      115,826             --          13,402        68,475            --
  Investment Securities Purchased....................           33             --             245            24         5,600
  Fund Shares Redeemed...............................          928            465              --           668            20
  Due to Advisor.....................................          603             48             113           306             2
  Line of Credit.....................................           --             12              --            --            --
Accrued Expenses and Other Liabilities...............          145              8              10           189            12
                                                      ------------   ------------    ------------  ------------  ------------
    Total Liabilities................................      117,535            533          13,770        69,662         5,634
                                                      ------------   ------------    ------------  ------------  ------------
NET ASSETS........................................... $  1,594,914   $    155,301    $    227,731  $  1,170,828  $    202,655
                                                      ============   ============    ============  ============  ============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $1,594,914; $155,301; $227,731; $1,170,828 and
 $202,655 and shares outstanding of
 148,261,851; 15,114,137; 19,907,786;
 119,073,991 and 15,658,706, respectively............ $      10.76   $      10.28    $      11.44  $       9.83  $      12.94
                                                      ============   ============    ============  ============  ============
NUMBER OF SHARES AUTHORIZED..........................  500,000,000    100,000,000     100,000,000   500,000,000   100,000,000
                                                      ============   ============    ============  ============  ============
Investments in Affiliated Investment Companies at
 Cost................................................ $         --   $    162,773    $         --  $         --  $    208,990
                                                      ============   ============    ============  ============  ============
Investments at Cost.................................. $  1,509,582   $         --    $    217,764  $  1,219,996  $         --
                                                      ============   ============    ============  ============  ============
Foreign Currencies at Cost........................... $        820   $         --    $        280  $        884  $         --
                                                      ============   ============    ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital...................................... $  1,509,728   $    162,750    $    231,768  $  1,233,283  $    209,879
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................        3,889            517              10         3,451           121
Accumulated Net Realized Gain (Loss).................        4,956           (645)        (12,694)       (9,440)         (738)
Net Unrealized Foreign Exchange Gain (Loss)..........          (19)           (37)             (2)          (13)           --
Net Unrealized Appreciation (Depreciation)...........       76,360         (7,284)          8,649       (56,453)       (6,607)
                                                      ------------   ------------    ------------  ------------  ------------
NET ASSETS........................................... $  1,594,914   $    155,301    $    227,731  $  1,170,828  $    202,655
                                                      ============   ============    ============  ============  ============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

                                                              Selectively
                                                             Hedged Global   Emerging      Emerging       Emerging
                                                                Equity        Markets    Markets Small  Markets Value
                                                               Portfolio     Portfolio   Cap Portfolio    Portfolio
                                                             ------------- ------------  ------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at Value..... $    234,659  $  4,321,201  $  4,851,812  $   14,953,939
Investments at Value (including $0, $0, $0, $0 and
 $1,710,554 of securities on loan, respectively)............           --            --            --              --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................           --            --            --              --
Segregated Cash for Futures Contracts.......................          432            --            --              --
Foreign Currencies at Value.................................           --            --            --              --
Cash........................................................        9,883            --            --              --
Receivables:
  Investment Securities/Affiliated Investment Companies
   Sold.....................................................           --            --            --              --
  Dividends and Tax Reclaims................................           --            --            --              --
  Securities Lending Income.................................           --            --            --              --
  Fund Shares Sold..........................................           62         5,058         2,096          11,141
Unrealized Gain on Forward Currency Contracts...............          146            --            --              --
Unrealized Gain on Foreign Currency Contracts...............           --            --            --              --
Prepaid Expenses and Other Assets...........................           19            50            38              98
                                                             ------------  ------------  ------------  --------------
    Total Assets............................................      245,201     4,326,309     4,853,946      14,965,178
                                                             ------------  ------------  ------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................           --            --            --              --
  Investment Securities/Affiliated Investment Companies
   Purchased................................................           --            --            --              --
  Fund Shares Redeemed......................................           --         3,041         6,724          50,484
  Due to Advisor............................................           --         1,486         1,859           5,126
  Futures Margin Variation..................................           44            --            --              --
Unrealized Loss on Forward Currency Contracts...............           38            --            --              --
Unrealized Loss on Foreign Currency Contracts...............           --            --            --              --
Accrued Expenses and Other Liabilities......................           13           252           189             604
                                                             ------------  ------------  ------------  --------------
    Total Liabilities.......................................           95         4,779         8,772          56,214
                                                             ------------  ------------  ------------  --------------
NET ASSETS.................................................. $    245,106  $  4,321,530  $  4,845,174  $   14,908,964
                                                             ============  ============  ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0;
 $74,076 and $0 and shares outstanding of 0; 0; 0;
 3,340,021 and 0, respectively.............................. $        N/A  $        N/A  $        N/A  $        22.18
                                                             ============  ============  ============  ==============
NUMBER OF SHARES AUTHORIZED.................................          N/A           N/A           N/A     100,000,000
                                                             ============  ============  ============  ==============
Institutional Class Shares -- based on net assets of
 $245,106; $4,321,530; $4,845,174; $14,834,888 and
 $14,856,878 and shares outstanding of 18,155,183;
 194,931,499; 261,697,554; 667,776,525 and 883,777,245,
 respectively............................................... $      13.50  $      22.17  $      18.51  $        22.22
                                                             ============  ============  ============  ==============
NUMBER OF SHARES AUTHORIZED.................................  100,000,000   500,000,000   500,000,000   1,500,000,000
                                                             ============  ============  ============  ==============
Investments in Affiliated Investment Companies at Cost...... $    227,605  $  3,846,698  $  5,059,736  $   18,008,369
                                                             ============  ============  ============  ==============
Investments at Cost......................................... $         --  $         --  $         --  $           --
                                                             ============  ============  ============  ==============
Foreign Currencies at Cost.................................. $         --  $         --  $         --  $           --
                                                             ============  ============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    232,888  $  3,963,869  $  5,011,759  $   18,892,127
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................        5,058         5,762        14,144          24,502
Accumulated Net Realized Gain (Loss)........................         (754)     (122,460)       25,202        (964,819)
Net Unrealized Foreign Exchange Gain (Loss).................          108          (144)         (465)            166
Net Unrealized Appreciation (Depreciation)..................        7,806       474,503      (205,466)     (3,043,012)
                                                             ------------  ------------  ------------  --------------
NET ASSETS.................................................. $    245,106  $  4,321,530  $  4,845,174  $   14,908,964
                                                             ============  ============  ============  ==============

                                                                Emerging
                                                              Markets Core
                                                                 Equity
                                                               Portfolio*
                                                             --------------
ASSETS:
Investments in Affiliated Investment Companies at Value.....             --
Investments at Value (including $0, $0, $0, $0 and
 $1,710,554 of securities on loan, respectively)............ $   14,798,423
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................      1,144,358
Segregated Cash for Futures Contracts.......................             --
Foreign Currencies at Value.................................         42,940
Cash........................................................         14,601
Receivables:
  Investment Securities/Affiliated Investment Companies
   Sold.....................................................          2,320
  Dividends and Tax Reclaims................................          8,138
  Securities Lending Income.................................          4,005
  Fund Shares Sold..........................................         30,295
Unrealized Gain on Forward Currency Contracts...............             --
Unrealized Gain on Foreign Currency Contracts...............              5
Prepaid Expenses and Other Assets...........................            187
                                                             --------------
    Total Assets............................................     16,045,272
                                                             --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      1,144,358
  Investment Securities/Affiliated Investment Companies
   Purchased................................................         21,673
  Fund Shares Redeemed......................................         13,390
  Due to Advisor............................................          6,930
  Futures Margin Variation..................................             --
Unrealized Loss on Forward Currency Contracts...............             --
Unrealized Loss on Foreign Currency Contracts...............              2
Accrued Expenses and Other Liabilities......................          2,041
                                                             --------------
    Total Liabilities.......................................      1,188,394
                                                             --------------
NET ASSETS.................................................. $   14,856,878
                                                             ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0;
 $74,076 and $0 and shares outstanding of 0; 0; 0;
 3,340,021 and 0, respectively.............................. $          N/A
                                                             ==============
NUMBER OF SHARES AUTHORIZED.................................            N/A
                                                             ==============
Institutional Class Shares -- based on net assets of
 $245,106; $4,321,530; $4,845,174; $14,834,888 and
 $14,856,878 and shares outstanding of 18,155,183;
 194,931,499; 261,697,554; 667,776,525 and 883,777,245,
 respectively............................................... $        16.81
                                                             ==============
NUMBER OF SHARES AUTHORIZED.................................  1,500,000,000
                                                             ==============
Investments in Affiliated Investment Companies at Cost...... $           --
                                                             ==============
Investments at Cost......................................... $   15,968,837
                                                             ==============
Foreign Currencies at Cost.................................. $       42,790
                                                             ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $   16,502,749
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................         17,752
Accumulated Net Realized Gain (Loss)........................       (492,799)
Net Unrealized Foreign Exchange Gain (Loss).................           (560)
Net Unrealized Appreciation (Depreciation)..................     (1,170,264)
                                                             --------------
NET ASSETS.................................................. $   14,856,878
                                                             ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                         Enhanced
                                                                        U.S. Large U.S. Large U.S. Large U.S. Targeted
                                                                         Company   Cap Equity Cap Value      Value
                                                                        Portfolio  Portfolio  Portfolio*   Portfolio
                                                                        ---------- ---------- ---------- -------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Company:
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $18 and $0,
   respectively).......................................................       --         --   $ 356,189           --
  Income from Securities Lending.......................................       --         --       3,849           --
  Expenses Allocated from Affiliated Investment Company................       --         --     (17,157)          --
                                                                         -------    -------   ---------    ---------
    Total Net Investment Income Received from Affiliated Investment
     Company...........................................................       --         --     342,881           --
                                                                         -------    -------   ---------    ---------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $2, $0 and $24,
   respectively).......................................................  $    91    $10,124          --    $  98,852
  Interest.............................................................    1,522         --          --           --
  Income from Securities Lending.......................................       19        125          --        6,829
                                                                         -------    -------   ---------    ---------
    Total Investment Income............................................    1,632     10,249          --      105,681
                                                                         -------    -------   ---------    ---------
Fund Expenses
  Investment Advisory Services Fees....................................      424        784      10,815       22,368
  Administrative Services Fees.........................................       --         --      16,886           --
  Accounting & Transfer Agent Fees.....................................       17         35          93          368
  S&P 500(R) Fees......................................................        8         --          --           --
  Custodian Fees.......................................................        7         28          --          111
  Shareholder Servicing Fees --
   Class R1 Shares.....................................................       --         --          --           33
   Class R2 Shares.....................................................       --         --          --          274
  Filing Fees..........................................................       20         67         289          293
  Shareholders' Reports................................................        8         15         463          250
  Directors'/Trustees' Fees & Expenses.................................        1          2          76           28
  Professional Fees....................................................        6         10          46          120
  Other................................................................       14         28         835          373
                                                                         -------    -------   ---------    ---------
    Total Expenses.....................................................      505        969      29,503       24,218
                                                                         -------    -------   ---------    ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C).......................................       --         25      (4,326)          --
  Fees Paid Indirectly (Note C)........................................       (3)        --          --           --
                                                                         -------    -------   ---------    ---------
  Net Expenses.........................................................      502        994      25,177       24,218
                                                                         -------    -------   ---------    ---------
  Net Investment Income (Loss).........................................    1,130      9,255     317,704       81,463
                                                                         -------    -------   ---------    ---------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
   Investment Securities Sold..........................................    4,580     (1,560)    681,400      315,026
   Futures.............................................................   15,372        (12)        (35)        (296)
   Foreign Currency Transactions.......................................      629         --          --           --
   In-Kind Redemptions.................................................       --     10,024          --           --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency..........................   (4,383)    (4,105)   (815,432)    (527,329)
   Futures.............................................................   (6,267)        --           4           --
   Translation of Foreign Currency Denominated Amounts.................     (191)        --          --           --
                                                                         -------    -------   ---------    ---------
  Net Realized and Unrealized Gain (Loss)..............................    9,740      4,347    (134,063)    (212,599)
                                                                         -------    -------   ---------    ---------
Net Increase (Decrease) in Net Assets Resulting from Operations........  $10,870    $13,602   $ 183,641    $(131,136)
                                                                         =======    =======   =========    =========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                        U.S. Small  U.S. Core U.S. Core  U.S. Vector
                                                                        Cap Value   Equity 1  Equity 2     Equity
                                                                        Portfolio   Portfolio Portfolio   Portfolio
                                                                       -----------  --------- ---------  -----------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $68, $56, $58 and $13,
   respectively)...................................................... $   192,300  $226,889  $ 261,847   $  63,066
  Income from Securities Lending......................................      10,045     6,137      8,512       3,215
                                                                       -----------  --------  ---------   ---------
     Total Investment Income..........................................     202,345   233,026    270,359      66,281
                                                                       -----------  --------  ---------   ---------
Expenses
  Investment Advisory Services Fees...................................      59,499    20,824     28,377      10,933
  Accounting & Transfer Agent Fees....................................         674       693        802         211
  Custodian Fees......................................................         182       170        189          65
  Filing Fees.........................................................         255       408        456         107
  Shareholders' Reports...............................................         348       248        306         130
  Directors'/Trustees' Fees & Expenses................................          57        56         66          17
  Professional Fees...................................................         234       232        270          72
  Other...............................................................         737       740        856         237
                                                                       -----------  --------  ---------   ---------
     Total Expenses...................................................      61,986    23,371     31,322      11,772
                                                                       -----------  --------  ---------   ---------
  Net Investment Income (Loss)........................................     140,359   209,655    239,037      54,509
                                                                       -----------  --------  ---------   ---------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold........................................     522,294   164,919    305,920     127,309
    Futures...........................................................      (2,510)       --      1,793        (811)
    In-Kind Redemptions...............................................      12,630    48,790         --          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities.............................................  (1,025,518)  (56,468)  (307,072)   (193,154)
                                                                       -----------  --------  ---------   ---------
  Net Realized and Unrealized Gain (Loss).............................    (493,104)  157,241        641     (66,656)
                                                                       -----------  --------  ---------   ---------
Net Increase (Decrease) in Net Assets Resulting from Operations....... $  (352,745) $366,896  $ 239,678   $ (12,147)
                                                                       ===========  ========  =========   =========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                                              DFA Real
                                                                                               Estate     Large Cap
                                                                  U.S. Small    U.S. Micro   Securities International
                                                                 Cap Portfolio Cap Portfolio Portfolio    Portfolio
                                                                 ------------- ------------- ---------- -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $28, $20, $0 and
   $7,836, respectively)........................................   $ 138,012     $  62,002   $ 199,351    $  92,447
  Income from Securities Lending................................      12,245         6,440         546        3,064
                                                                   ---------     ---------   ---------    ---------
     Total Investment Income....................................     150,257        68,442     199,897       95,511
                                                                   ---------     ---------   ---------    ---------
Expenses
  Investment Advisory Services Fees.............................      35,759        25,481      11,597        7,966
  Accounting & Transfer Agent Fees..............................         579           292         389          192
  Custodian Fees................................................         174            97          75          322
  Filing Fees...................................................         246            96         103           86
  Shareholders' Reports.........................................         315           159         259          155
  Directors'/Trustees' Fees & Expenses..........................          47            25          34           16
  Professional Fees.............................................         194            99         137          117
  Other.........................................................         617           325         443          249
                                                                   ---------     ---------   ---------    ---------
     Total Expenses.............................................      37,931        26,574      13,037        9,103
                                                                   ---------     ---------   ---------    ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)....................          --            --        (755)          --
  Fees Paid Indirectly (Note C).................................          --            --          --          (10)
                                                                   ---------     ---------   ---------    ---------
     Net Expenses...............................................      37,931        26,574      12,282        9,093
                                                                   ---------     ---------   ---------    ---------
  Net Investment Income (Loss)..................................     112,326        41,868     187,615       86,418
                                                                   ---------     ---------   ---------    ---------
Realized and Unrealized Gain (Loss).............................
  Net Realized Gain (Loss) on:
    Investment Securities Sold..................................     532,485       283,555     119,527      (50,887)
    Futures.....................................................          --        (2,258)         --          769
    Foreign Currency Transactions...............................          --            --          --         (528)
    In-Kind Redemptions.........................................      28,254        12,861     258,319       33,199
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................    (457,527)     (281,159)   (219,248)    (155,643)
    Translation of Foreign Currency Denominated Amounts.........          --            --          --          142
                                                                   ---------     ---------   ---------    ---------
  Net Realized and Unrealized Gain (Loss).......................     103,212        12,999     158,598     (172,948)
                                                                   ---------     ---------   ---------    ---------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.....................................................   $ 215,538     $  54,867   $ 346,213    $ (86,530)
                                                                   =========     =========   =========    =========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                                      International  Japanese  Asia Pacific
                                                                        International     Small       Small       Small
                                                                         Core Equity     Company     Company     Company
                                                                          Portfolio    Portfolio*   Portfolio*  Portfolio*
                                                                        ------------- ------------- ---------- ------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Companies:
  Dividends (Net of Foreign Taxes Withheld of $0, $17,982, $855 and
   $206, respectively).................................................          --     $ 236,159    $ 7,736     $ 10,001
  Income from Securities Lending.......................................          --        20,345        856          760
  Expenses Allocated from Affiliated Investment Companies..............          --       (11,146)      (600)        (335)
                                                                          ---------     ---------    -------     --------
     Total Net Investment Income Received from Affiliated
      Investment Companies.............................................          --       245,358      7,992       10,426
                                                                          ---------     ---------    -------     --------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $31,890, $0, $0 and $0,
   respectively).......................................................   $ 387,187            17         --           --
  Income from Securities Lending.......................................      18,773            --         --           --
                                                                          ---------     ---------    -------     --------
     Total Investment Income...........................................     405,960            17         --           --
                                                                          ---------     ---------    -------     --------
Fund Expenses
  Investment Advisory Services Fees....................................      47,090        10,284        647          282
  Administrative Services Fees.........................................          --        25,866      1,386          794
  Accounting & Transfer Agent Fees.....................................         770            54          4            3
  Custodian Fees.......................................................       1,570             2         --           --
  Filing Fees..........................................................         531           158         19           19
  Shareholders' Reports................................................         408           311          8            8
  Directors'/Trustees' Fees & Expenses.................................          61            43          2            2
  Professional Fees....................................................         340            42          1            1
  Other................................................................         932           491         30           18
                                                                          ---------     ---------    -------     --------
     Total Expenses....................................................      51,702        37,251      2,097        1,127
                                                                          ---------     ---------    -------     --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor (Note C)..................................          --            --       (129)         (56)
  Fees Paid Indirectly (Note C)........................................         (72)           --         --           --
                                                                          ---------     ---------    -------     --------
  Net Expenses.........................................................      51,630        37,251      1,968        1,071
                                                                          ---------     ---------    -------     --------
  Net Investment Income (Loss).........................................     354,330       208,124      6,024        9,355
                                                                          ---------     ---------    -------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.........................................       4,776       376,613     12,888       (2,042)
    Futures............................................................          --        (4,583)        --           --
    Foreign Currency Transactions......................................      (2,904)       (2,876)      (355)        (202)
    In-Kind Redemptions................................................     163,544            --         --           --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................    (679,030)     (293,604)    20,984      (43,082)
    Futures............................................................          --           (22)        --           --
    Translation of Foreign Currency Denominated Amounts................         330           344         68           (3)
                                                                          ---------     ---------    -------     --------
  Net Realized and Unrealized Gain (Loss)..............................    (513,284)       75,872     33,585      (45,329)
                                                                          ---------     ---------    -------     --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations............................................................   $(158,954)    $ 283,996    $39,609     $(35,974)
                                                                          =========     =========    =======     ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                   United                    DFA                       DFA
                                                                  Kingdom   Continental International DFA Global  International
                                                                   Small       Small     Real Estate  Real Estate   Small Cap
                                                                  Company     Company    Securities   Securities      Value
                                                                 Portfolio* Portfolio*    Portfolio    Portfolio    Portfolio
                                                                 ---------- ----------- ------------- ----------- -------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Company:
  Dividends (Net of Foreign Taxes Withheld of $0, $791, $0, $0
   and $0, respectively)........................................   $1,243     $ 5,436            --          --            --
  Income from Securities Lending................................       21         728            --          --            --
  Expenses Allocated from Affiliated Investment Company.........      (40)       (298)           --          --            --
                                                                   ------     -------     ---------    --------     ---------
    Total Net Investment Income Received from Affiliated
     Investment Company.........................................    1,224       5,866            --          --            --
                                                                   ------     -------     ---------    --------     ---------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $15,269,
   $0 and $21,633, respectively)................................       --          --     $ 127,870    $ 10,901     $ 305,219
  Income Distributions Received from Affiliated Investment
   Companies....................................................       --          --            --     145,117            --
  Income from Securities Lending................................       --          --         2,505          64        18,981
                                                                   ------     -------     ---------    --------     ---------
    Total Fund Investment Income................................       --          --       130,375     156,082       324,200
                                                                   ------     -------     ---------    --------     ---------
Fund Expenses
  Investment Advisory Services Fees.............................       51         390         9,270       8,217        80,364
  Administrative Services Fees..................................      100         620            --          --            --
  Accounting & Transfer Agent Fees..............................        3           2           200          24           708
  Custodian Fees................................................       --          --           376           8         1,867
  Filing Fees...................................................       15          30           131         176           245
  Shareholders' Reports.........................................        3           8           126         200           413
  Directors'/Trustees' Fees & Expenses..........................       --           1            15          17            58
  Professional Fees.............................................        2           1            85          23           303
  Other.........................................................        3          12           208         187           886
                                                                   ------     -------     ---------    --------     ---------
    Total Expenses..............................................      177       1,064        10,411       8,852        84,844
                                                                   ------     -------     ---------    --------     ---------
  Fees (Waived), (Expenses Reimbursed), and/or
   Previously Waived Fees Recovered by Advisor
   (Note C).....................................................      (11)        (78)           --      (7,007)           --
  Fees Paid Indirectly (Note C).................................       --          --           (16)         --           (32)
                                                                   ------     -------     ---------    --------     ---------
  Net Expenses..................................................      166         986        10,395       1,845        84,812
                                                                   ------     -------     ---------    --------     ---------
  Net Investment Income (Loss)..................................    1,058       4,880       119,980     154,237       239,388
                                                                   ------     -------     ---------    --------     ---------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
   Investment Securities Sold...................................    2,661       7,314       (17,379)        188       203,049
   Affiliated Investment Companies Shares Sold..................       --          --            --      (1,351)           --
   Futures......................................................       --        (267)           --          --        (5,555)
   Foreign Currency Transactions................................        3         (64)       (1,791)         --        (4,926)
   In-Kind Redemptions..........................................       --          --            --          --       193,547
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...................     (569)      7,186      (116,739)     43,036      (244,703)
   Affiliated Investment Companies Shares.......................       --          --            --     (78,977)           --
   Futures......................................................       --           3            --          --            --
   Translation of Foreign Currency Denominated Amounts..........        1          (4)          284          --         1,015
                                                                   ------     -------     ---------    --------     ---------
  Net Realized and Unrealized Gain (Loss).......................    2,096      14,168      (135,625)    (37,104)      142,427
                                                                   ------     -------     ---------    --------     ---------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.....................................................   $3,154     $19,048     $ (15,645)   $117,133     $ 381,815
                                                                   ======     =======     =========    ========     =========

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                                      World ex U.S.
                                                          International World ex U.S.   Targeted    World ex U.S. World Core
                                                          Vector Equity     Value         Value      Core Equity    Equity
                                                            Portfolio    Portfolio*    Portfolio*     Portfolio   Portfolio*
                                                          ------------- ------------- ------------- ------------- ----------
Investment Income
  Net Investment Income Allocated from Affiliated
   Investment Companies:
  Dividends (Net of Foreign Taxes Withheld of $0, $354,
   $205, $0 and $0, respectively)........................         --      $  3,750      $  1,435      $    603          --
  Income Distributions Received from Affiliated
   Investment Companies..................................         --           205         2,306            --     $ 2,837
  Income from Securities Lending.........................         --           138           139            --          --
  Expenses Allocated from Affiliated Investment
   Companies.............................................         --          (239)          (89)           --          --
                                                            --------      --------      --------      --------     -------
    Total Net Investment Income Received from
     Affiliated Investment Companies.....................         --         3,854         3,791           603       2,837
                                                            --------      --------      --------      --------     -------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $3,513,
   $0, $41, $2,034 and $0, respectively).................   $ 43,258            --           559        21,944           1
  Income from Securities Lending.........................      2,288            --            26           902          --
                                                            --------      --------      --------      --------     -------
    Total Investment Income..............................     45,546            --           585        23,449           1
                                                            --------      --------      --------      --------     -------
Fund Expenses
  Investment Advisory Services Fees......................      6,833           609         1,181         3,142         430
  Accounting & Transfer Agent Fees.......................        101             2             5            46           4
  Custodian Fees.........................................        291            --             3           473           1
  Filing Fees............................................         90            24            42           123          32
  Shareholders' Reports..................................         85             4             7            46           3
  Directors'/Trustees' Fees & Expenses...................          7             1             1             2          --
  Professional Fees......................................         34             4             5            18           1
  Other..................................................        126             7            13            35           8
                                                            --------      --------      --------      --------     -------
    Total Expenses.......................................      7,567           651         1,257         3,885         479
                                                            --------      --------      --------      --------     -------
  Fees (Waived), (Expenses Reimbursed), and/or
   Previously Waived Fees Recovered by Advisor
   (Note C)..............................................         --          (281)         (839)         (418)       (429)
  Fees Paid Indirectly (Note C)..........................         (8)           --            (2)          (11)         --
                                                            --------      --------      --------      --------     -------
  Net Expenses...........................................      7,559           370           416         3,456          50
                                                            --------      --------      --------      --------     -------
  Net Investment Income (Loss)...........................     37,987         3,484         3,960        19,993       2,788
                                                            --------      --------      --------      --------     -------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated
   Investment Companies..................................         --           169         1,932            --         171
  Net Realized Gain (Loss) on:
   Investment Securities Sold............................      5,992            --          (356)          534          --
   Affiliated Investment Companies Shares Sold...........         --         1,061       (13,958)       (9,894)       (905)
   Futures...............................................         --            --          (347)          171          --
   Foreign Currency Transactions.........................       (490)          (65)         (169)         (238)         --
   In-Kind Redemptions...................................     10,623            --            --            --          --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency............    (79,483)           --         8,649       (56,453)         --
   Affiliated Investment Companies Shares................         --       (16,458)       (6,911)        2,100      (4,000)
   Translation of Foreign Currency Denominated
    Amounts..............................................         54             7            (2)          (13)         --
                                                            --------      --------      --------      --------     -------
  Net Realized and Unrealized Gain (Loss)................    (63,304)      (15,286)      (11,162)      (63,793)     (4,734)
                                                            --------      --------      --------      --------     -------
Net Increase (Decrease) in Net Assets Resulting
 from Operations.........................................   $(25,317)     $(11,802)     $ (7,202)     $(43,800)    $(1,946)
                                                            ========      ========      ========      ========     =======

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                    Selectively              Emerging    Emerging     Emerging
                                                                      Hedged      Emerging   Markets     Markets    Markets Core
                                                                   Global Equity  Markets   Small Cap     Value        Equity
                                                                     Portfolio   Portfolio* Portfolio*  Portfolio*   Portfolio
                                                                   ------------- ---------- ---------- -----------  ------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Companies:
  Dividends (Net of Foreign Taxes Withheld of $0, $14,265,
   $14,169, $64,712 and $0, respectively).........................         --    $ 100,258  $ 113,812  $   427,851           --
  Income from Securities Lending..................................         --        5,746     32,202       31,014           --
  Expenses Allocated from Affiliated Investment Companies.........         --       (6,573)   (13,417)     (26,115)          --
                                                                      -------    ---------  ---------  -----------  -----------
    Total Net Investment Income Received from Affiliated
     Investment Companies.........................................         --       99,431    132,597      432,750           --
                                                                      -------    ---------  ---------  -----------  -----------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $0, $0
   and $52,606, respectively).....................................    $     8           --         --           --  $   376,751
  Income Distributions Received from Affiliated Investment
   Companies......................................................      3,868           --         --           --           --
  Income from Securities Lending..................................         --           --         --           --       44,994
                                                                      -------    ---------  ---------  -----------  -----------
    Total Fund Investment Income..................................      3,876           --         --           --      421,745
                                                                      -------    ---------  ---------  -----------  -----------
Fund Expenses
  Investment Advisory Services Fees...............................        583        6,014      8,840       21,198       86,533
  Administrative Services Fees....................................         --       11,841     16,666       51,318           --
  Accounting & Transfer Agent Fees................................          4           27         33          105          899
  Custodian Fees..................................................          1           --         --           --        6,783
  Shareholder Servicing Fees -- Class R2 Shares...................         --           --         --          237           --
  Filing Fees.....................................................         31          169        156          145          410
  Shareholders' Reports...........................................          7          193        135          365          552
  Directors'/Trustees' Fees & Expenses............................          1           20         24           89           77
  Professional Fees...............................................          3           14         17           57          549
  Other...........................................................          9          220        302          959        1,176
                                                                      -------    ---------  ---------  -----------  -----------
    Total Expenses................................................        639       18,498     26,173       74,473       96,979
                                                                      -------    ---------  ---------  -----------  -----------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)......................       (508)      (1,203)    (2,720)      (4,240)          --
  Fees Paid Indirectly (Note C)...................................         --           --         --           --          (94)
                                                                      -------    ---------  ---------  -----------  -----------
  Net Expenses....................................................        131       17,295     23,453       70,233       96,885
                                                                      -------    ---------  ---------  -----------  -----------
  Net Investment Income (Loss)....................................      3,745       82,136    109,144      362,517      324,860
                                                                      -------    ---------  ---------  -----------  -----------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated Investment
   Companies......................................................        469           --         --           --           --
  Net Realized Gain (Loss) on:
   Investment Securities Sold**...................................         --      (98,317)    46,152     (409,296)    (327,586)
   Affiliated Investment Companies Shares Sold....................       (251)          --         --           --           --
   Futures........................................................       (402)       2,417         --           --           --
   Foreign Currency Transactions..................................      3,159       (2,155)    (4,493)      (7,810)      (8,472)
   In-Kind Redemptions............................................         --           --         --           --       29,647
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.....................         --     (669,787)  (681,504)  (3,279,764)  (2,517,402)
   Affiliated Investment Companies Shares.........................     (9,320)          --         --           --           --
   Futures........................................................        701            4         --           --           --
   Translation of Foreign Currency Denominated Amounts............       (530)         (93)      (237)         107         (300)
                                                                      -------    ---------  ---------  -----------  -----------
  Net Realized and Unrealized Gain (Loss).........................     (6,174)    (767,931)  (640,082)  (3,696,763)  (2,824,113)
                                                                      -------    ---------  ---------  -----------  -----------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.......................................................    $(2,429)   $(685,795) $(530,938) $(3,334,246) $(2,499,253)
                                                                      =======    =========  =========  ===========  ===========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                Enhanced U.S. Large U.S. Large Cap Equity   U.S. Large Cap Value
                                                 Company Portfolio       Portfolio                Portfolio
                                                ------------------  -------------------   ------------------------
                                                  Year      Year       Year       Year        Year         Year
                                                 Ended     Ended      Ended      Ended       Ended        Ended
                                                Oct. 31,  Oct. 31,   Oct. 31,   Oct. 31,    Oct. 31,     Oct. 31,
                                                  2015      2014       2015       2014        2015         2014
                                                --------  --------  ---------   --------  -----------  -----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................. $  1,130  $  1,136  $   9,255   $  3,451  $   317,704  $   238,575
  Net Realized Gain (Loss) on:
    Investment Securities Sold.................    4,580       643     (1,560)       563      681,400      600,495
    Futures....................................   15,372    31,175        (12)        --          (35)          --
    Foreign Currency Transactions..............      629      (151)        --         --           --           --
    In-Kind Redemptions........................       --        --     10,024         --           --           --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................   (4,379)      332     (4,105)    24,836     (815,432)   1,088,709
    Futures....................................   (6,271)     (852)        --         --            4           --
    Translation of Foreign Currency
     Denominated Amounts.......................     (191)      408         --         --           --           --
                                                --------  --------  ---------   --------  -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................   10,870    32,691     13,602     28,850      183,641    1,927,779
                                                --------  --------  ---------   --------  -----------  -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.................     (799)     (903)    (8,112)    (3,170)    (302,945)    (230,364)
  Net Short-Term Gains:
    Institutional Class Shares.................  (10,591)       --       (285)       (40)          --           --
  Net Long-Term Gains:
    Institutional Class Shares.................  (16,610)       --       (266)        --      (86,223)          --
                                                --------  --------  ---------   --------  -----------  -----------
     Total Distributions.......................  (28,000)     (903)    (8,663)    (3,210)    (389,168)    (230,364)
                                                --------  --------  ---------   --------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued................................   39,673    36,703    595,263    134,371    3,716,590    3,477,302
  Shares Issued in Lieu of Cash Distributions..   24,405       757      8,492      3,180      359,045      209,934
  Shares Redeemed..............................  (60,026)  (65,369)  (184,505)   (23,643)  (3,209,154)  (2,200,742)
                                                --------  --------  ---------   --------  -----------  -----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    4,052   (27,909)   419,250    113,908      866,481    1,486,494
                                                --------  --------  ---------   --------  -----------  -----------
     Total Increase (Decrease) in Net
      Assets...................................  (13,078)    3,879    424,189    139,548      660,954    3,183,909
Net Assets
  Beginning of Period..........................  216,719   212,840    274,955    135,407   15,146,981   11,963,072
                                                --------  --------  ---------   --------  -----------  -----------
  End of Period................................ $203,641  $216,719  $ 699,144   $274,955  $15,807,935  $15,146,981
                                                ========  ========  =========   ========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued................................    3,122     2,890     46,215     11,205      110,785      108,157
  Shares Issued in Lieu of Cash Distributions..    2,085        60        675        265       10,996        6,479
  Shares Redeemed..............................   (4,848)   (5,263)   (14,242)    (1,962)     (95,477)     (68,360)
                                                --------  --------  ---------   --------  -----------  -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................      359    (2,313)    32,648      9,508       26,304       46,276
                                                ========  ========  =========   ========  ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)....................................... $     48  $    149  $   1,341   $    502  $    29,922  $    32,662

----------
See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                             U.S. Targeted Value      U.S. Small Cap Value
                                                  Portfolio                 Portfolio         U.S. Core Equity 1 Portfolio
                                           -----------------------  ------------------------  ---------------------------
                                               Year        Year         Year         Year         Year           Year
                                              Ended       Ended        Ended        Ended        Ended          Ended
                                             Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,       Oct. 31,
                                               2015        2014         2015         2014         2015           2014
                                           -----------  ----------  -----------  -----------   -----------   -----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $    81,463  $   44,264  $   140,359  $    70,490  $   209,655    $   146,885
   Net Realized Gain (Loss) on:
   Investment Securities Sold.............     315,026     262,739      522,294      462,894      164,919         51,551
   Futures................................        (296)         --       (2,510)     (12,757)          --             --
   In-Kind Redemptions....................          --          --       12,630           --       48,790             --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities..................    (527,329)    116,751   (1,025,518)     404,462      (56,468)     1,034,068
                                           -----------  ----------  -----------  -----------   -----------   -----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    (131,136)    423,754     (352,745)     925,089      366,896      1,232,504
                                           -----------  ----------  -----------  -----------   -----------   -----------
Distributions From:
  Net Investment Income:
   Class R1 Shares........................        (374)        (80)          --           --           --             --
   Class R2 Shares........................      (1,058)       (330)          --           --           --             --
   Institutional Class Shares.............     (74,793)    (37,254)    (130,190)     (63,952)    (200,298)      (135,714)
  Net Short-Term Gains:
   Class R1 Shares........................         (49)        (32)          --           --           --             --
   Class R2 Shares........................        (144)        (84)          --           --           --             --
   Institutional Class Shares.............      (9,156)    (13,954)          --       (2,510)          --             --
  Net Long-Term Gains:
   Class R1 Shares........................      (1,235)       (544)          --           --           --             --
   Class R2 Shares........................      (3,653)     (1,417)          --           --           --             --
   Institutional Class Shares.............    (233,022)   (235,328)    (427,115)    (443,795)     (49,469)       (34,892)
                                           -----------  ----------  -----------  -----------   -----------   -----------
     Total Distributions..................    (323,484)   (289,023)    (557,305)    (510,257)    (249,767)      (170,606)
                                           -----------  ----------  -----------  -----------   -----------   -----------
Capital Share Transactions (1):
  Shares Issued...........................   2,861,668   1,893,177    2,562,626    2,936,905    4,137,187      3,297,271
  Shares Issued in Lieu of Cash
   Distributions..........................     306,474     271,172      501,839      463,121      236,854        161,062
  Shares Redeemed.........................  (1,140,962)   (921,922)  (1,986,459)  (1,829,533)  (1,996,226)    (1,305,580)
                                           -----------  ----------  -----------  -----------   -----------   -----------
     Net Increase (Decrease) from
      Capital Share Transactions..........   2,027,180   1,242,427    1,078,006    1,570,493    2,377,815      2,152,753
                                           -----------  ----------  -----------  -----------   -----------   -----------
     Total Increase (Decrease) in Net
      Assets..............................   1,572,560   1,377,158      167,956    1,985,325    2,494,944      3,214,651
Net Assets
  Beginning of Year.......................   5,590,907   4,213,749   11,512,306    9,526,981   10,780,830      7,566,179
                                           -----------  ----------  -----------  -----------   -----------   -----------
  End of Year............................. $ 7,163,467  $5,590,907  $11,680,262  $11,512,306  $13,275,774    $10,780,830
                                           ===========  ==========  ===========  ===========   ===========   ===========
(1) Shares Issued and Redeemed:
  Shares Issued...........................     127,780      83,026       73,971       83,520      230,659        195,985
  Shares Issued in Lieu of Cash
   Distributions..........................      14,559      12,467       15,227       13,724       13,516          9,673
  Shares Redeemed.........................     (51,364)    (40,542)     (57,511)     (52,171)    (111,260)       (77,540)
                                           -----------  ----------  -----------  -----------   -----------   -----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed............................      90,975      54,951       31,688       45,073      132,915        128,118
                                           ===========  ==========  ===========  ===========   ===========   ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)....................... $     8,044  $    6,119  $     6,188  $     3,960  $    21,625    $    19,703

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                       U.S. Core Equity 2 Portfolio U.S. Vector Equity Portfolio U.S. Small Cap Portfolio
                                       ---------------------------  ---------------------------  ------------------------
                                           Year           Year         Year           Year           Year         Year
                                          Ended          Ended        Ended          Ended          Ended        Ended
                                         Oct. 31,       Oct. 31,     Oct. 31,       Oct. 31,       Oct. 31,     Oct. 31,
                                           2015           2014         2015           2014           2015         2014
                                        -----------   -----------    ----------     ----------   -----------  -----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)........ $   239,037    $   177,308   $   54,509     $   40,510    $   112,326  $    72,117
  Net Realized Gain (Loss) on:
    Investment Securities Sold........     305,920         91,185      127,309        115,011        532,485      281,378
    Futures...........................       1,793             --         (811)            --             --           --
    In-Kind Redemptions...............          --             --           --             --         28,254           --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities.............    (307,072)     1,187,562     (193,154)       197,283       (457,527)     332,001
                                        -----------   -----------    ----------     ----------   -----------  -----------
     Net Increase (Decrease) in
      Net Assets Resulting from
      Operations......................     239,678      1,456,055      (12,147)       352,804        215,538      685,496
                                        -----------   -----------    ----------     ----------   -----------  -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares........    (228,075)      (165,687)     (51,799)       (37,709)      (105,110)     (65,689)
  Net Short-Term Gains:
    Institutional Class Shares........          --         (4,518)          --         (1,492)            --      (19,821)
  Net Long-Term Gains:
    Institutional Class Shares........     (89,857)       (98,745)    (109,045)       (38,966)      (268,312)    (218,795)
                                        -----------   -----------    ----------     ----------   -----------  -----------
     Total Distributions..............    (317,932)      (268,950)    (160,844)       (78,167)      (373,422)    (304,305)
                                        -----------   -----------    ----------     ----------   -----------  -----------
Capital Share Transactions (1):
  Shares Issued.......................   4,082,819      2,965,961      848,464        798,485      2,815,856    2,450,541
  Shares Issued in Lieu of Cash
   Distributions......................     313,194        265,683      159,804         77,784        351,264      285,840
  Shares Redeemed.....................  (2,036,371)    (1,489,137)    (685,067)      (543,429)    (1,640,410)  (1,316,683)
                                        -----------   -----------    ----------     ----------   -----------  -----------
     Net Increase (Decrease) from
      Capital Share
      Transactions....................   2,359,642      1,742,507      323,201        332,840      1,526,710    1,419,698
                                        -----------   -----------    ----------     ----------   -----------  -----------
     Total Increase (Decrease) in
      Net Assets......................   2,281,388      2,929,612      150,210        607,477      1,368,826    1,800,889
Net Assets
  Beginning of Year...................  12,919,176      9,989,564    3,501,319      2,893,842      9,247,716    7,446,827
                                        -----------   -----------    ----------     ----------   -----------  -----------
  End of Year......................... $15,200,564    $12,919,176   $3,651,529     $3,501,319    $10,616,542  $ 9,247,716
                                        ===========   ===========    ==========     ==========   ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued.......................     234,298        178,876       51,015         48,426         90,041       80,252
  Shares Issued in Lieu of Cash
   Distributions......................      18,413         16,353       10,033          4,849         11,800        9,623
  Shares Redeemed.....................    (116,908)       (89,926)     (41,495)       (33,059)       (52,277)     (43,155)
                                        -----------   -----------    ----------     ----------   -----------  -----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed........................     135,803        105,303       19,553         20,216         49,563       46,720
                                        ===========   ===========    ==========     ==========   ===========  ===========
Undistributed Net Investment
 Income (Distributions in Excess
 of Net Investment Income)............ $    25,434    $    22,013   $    4,454     $    4,499    $     7,767  $     5,881

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                    DFA Real Estate Securities Large Cap International
                                           U.S. Micro Cap Portfolio        Portfolio                  Portfolio
                                           ----------------------   -------------------------  ----------------------
                                              Year         Year         Year         Year         Year        Year
                                             Ended        Ended        Ended        Ended        Ended       Ended
                                            Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,
                                              2015         2014         2015         2014         2015        2014
                                           ----------   ----------  -----------   ----------   ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   41,868   $   33,465  $   187,615   $  135,078   $   86,418  $  100,146
  Net Realized Gain (Loss) on:
    Investment Securities Sold............    283,555      293,787      119,527       51,264      (50,887)     (5,883)
    Futures...............................     (2,258)        (692)          --         (553)         769          --
    Foreign Currency Transactions.........         --           --           --           --         (528)     (1,034)
    In-Kind Redemptions...................     12,861           --      258,319           --       33,199          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................   (281,159)      40,078     (219,248)     857,969     (155,643)    (85,773)
    Translation of Foreign Currency
     Denominated Amounts..................         --           --           --           --          142        (232)
                                           ----------   ----------  -----------   ----------   ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................     54,867      366,638      346,213    1,043,758      (86,530)      7,224
                                           ----------   ----------  -----------   ----------   ----------  ----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares............    (39,933)     (30,943)    (220,092)    (156,934)     (85,101)    (98,177)
  Net Short-Term Gains:
    Institutional Class Shares............         --      (12,783)          --           --           --          --
  Net Long-Term Gains:
    Institutional Class Shares............   (278,652)    (200,738)          --           --           --          --
                                           ----------   ----------  -----------   ----------   ----------  ----------
     Total Distributions..................   (318,585)    (244,464)    (220,092)    (156,934)     (85,101)    (98,177)
                                           ----------   ----------  -----------   ----------   ----------  ----------
Capital Share Transactions (1):
  Shares Issued...........................    657,708      732,739    1,268,079    1,531,390    1,019,845     711,014
  Shares Issued in Lieu of Cash
   Distributions..........................    296,069      228,631      216,090      154,320       76,483      89,712
  Shares Redeemed.........................   (711,995)    (750,348)  (1,664,857)    (642,193)    (902,210)   (337,040)
                                           ----------   ----------  -----------   ----------   ----------  ----------
     Net Increase (Decrease) from
      Capital Share Transactions..........    241,782      211,022     (180,688)   1,043,517      194,118     463,686
                                           ----------   ----------  -----------   ----------   ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................    (21,936)     333,196      (54,567)   1,930,341       22,487     372,733
Net Assets
  Beginning of Year.......................  5,029,027    4,695,831    6,607,759    4,677,418    3,127,847   2,755,114
                                           ----------   ----------  -----------   ----------   ----------  ----------
  End of Year............................. $5,007,091   $5,029,027  $ 6,553,192   $6,607,759   $3,150,334  $3,127,847
                                           ==========   ==========  ===========   ==========   ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued...........................     33,975       37,333       38,538       53,449       48,288      31,887
  Shares Issued in Lieu of Cash
   Distributions..........................     16,153       11,975        6,758        5,604        3,639       3,956
  Shares Redeemed.........................    (36,869)     (38,226)     (51,930)     (22,496)     (42,081)    (15,048)
                                           ----------   ----------  -----------   ----------   ----------  ----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed............................     13,259       11,082       (6,634)      36,557        9,846      20,795
                                           ==========   ==========  ===========   ==========   ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)....................... $    2,845   $    2,541  $      (120)  $   23,541   $    8,542  $    7,583

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                         International Core Equity    International Small    Japanese Small Company
                                                 Portfolio             Company Portfolio          Portfolio
                                         ------------------------  ------------------------  ---------------------
                                             Year         Year         Year         Year        Year       Year
                                            Ended        Ended        Ended        Ended       Ended      Ended
                                           Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,   Oct. 31,
                                             2015         2014         2015         2014        2015       2014
                                         -----------  -----------  -----------  -----------  ---------   --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......... $   354,330  $   335,306  $   208,124  $   194,864  $   6,024   $  5,501
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........       4,776     (183,788)     376,613      303,846     12,888      9,738
    Futures.............................          --           --       (4,583)        (945)        --         --
    Foreign Currency Transactions.......      (2,904)      (1,661)      (2,876)        (909)      (355)      (118)
    In-Kind Redemptions.................     163,544           --           --           --         --         --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and
     Foreign Currency...................    (679,030)    (293,395)    (293,604)    (612,635)    20,984     (8,349)
    Futures.............................          --           --          (22)          --         --         --
    Translation of Foreign Currency
     Denominated Amounts................         330         (699)         344         (606)        68       (112)
                                         -----------  -----------  -----------  -----------  ---------   --------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations........................    (158,954)    (144,237)     283,996     (116,385)    39,609      6,660
                                         -----------  -----------  -----------  -----------  ---------   --------
Distributions From:
  Net Investment Income:
    Institutional Class Shares..........    (367,607)    (320,068)    (208,535)    (190,299)    (7,758)   (11,539)
  Net Short-Term Gains:
    Institutional Class Shares..........          --           --      (27,069)     (27,834)        --         --
  Net Long-Term Gains:
    Institutional Class Shares..........          --           --     (250,320)    (211,626)        --         --
                                         -----------  -----------  -----------  -----------  ---------   --------
     Total Distributions................    (367,607)    (320,068)    (485,924)    (429,759)    (7,758)   (11,539)
                                         -----------  -----------  -----------  -----------  ---------   --------
Capital Share Transactions (1):
  Shares Issued.........................   5,383,645    4,323,558    1,961,417    1,513,008     20,159    176,108
  Shares Issued in Lieu of Cash
   Distributions........................     349,000      309,979      472,853      418,230      7,251     10,648
  Shares Redeemed.......................  (3,080,058)  (1,383,156)  (1,753,367)  (1,061,294)  (103,454)   (87,819)
                                         -----------  -----------  -----------  -----------  ---------   --------
     Net Increase (Decrease) from
      Capital Share
      Transactions......................   2,652,587    3,250,381      680,903      869,944    (76,044)    98,937
                                         -----------  -----------  -----------  -----------  ---------   --------
     Total Increase (Decrease) in
      Net Assets........................   2,126,026    2,786,076      478,975      323,800    (44,193)    94,058
Net Assets
  Beginning of Year.....................  12,294,542    9,508,466    8,844,517    8,520,717    508,190    414,132
                                         -----------  -----------  -----------  -----------  ---------   --------
  End of Year........................... $14,420,568  $12,294,542  $ 9,323,492  $ 8,844,517  $ 463,997   $508,190
                                         ===========  ===========  ===========  ===========  =========   ========
(1) Shares Issued and Redeemed:
  Shares Issued.........................     449,331      340,141      110,551       78,077      1,017      9,215
  Shares Issued in Lieu of Cash
   Distributions........................      29,177       23,911       28,178       22,420        406        579
  Shares Redeemed.......................    (256,979)    (108,799)     (99,058)     (54,917)    (5,278)    (4,681)
                                         -----------  -----------  -----------  -----------  ---------   --------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed..........................     221,528      255,253       39,671       45,580     (3,855)     5,113
                                         ===========  ===========  ===========  ===========  =========   ========
Undistributed Net Investment
 Income (Distributions in Excess
 of Net Investment Income).............. $    17,301  $    40,713  $    34,648  $    36,226  $   1,497   $  2,523

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                   Asia Pacific Small Company United Kingdom Small Continental Small Company
                                                        Portfolio             Company Portfolio         Portfolio
                                                   -------------------------  -------------------  ------------------------
                                                                                          Year
                                                      Year         Year         Year      Ended      Year         Year
                                                     Ended        Ended        Ended      Oct.      Ended        Ended
                                                    Oct. 31,     Oct. 31,     Oct. 31,     31,     Oct. 31,     Oct. 31,
                                                      2015         2014         2015      2014       2015         2014
                                                    ---------    --------     --------   -------   --------     --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................... $   9,355     $ 13,132     $ 1,058    $   952   $  4,880     $  3,584
  Net Realized Gain (Loss) on:
   Investment Securities Sold*....................    (2,042)         227       2,661      2,353      7,314        5,664
   Futures........................................        --           --          --         --       (267)         (53)
   Foreign Currency Transactions..................      (202)          --           3         (4)       (64)         (20)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency......................................   (43,082)     (25,748)       (569)    (2,920)     7,186      (13,937)
   Futures........................................        --           --          --         --          3           --
   Translation of Foreign Currency Denominated
    Amounts.......................................        (3)          (4)          1         (1)        (4)          (9)
                                                    ---------     --------    -------    -------    --------     --------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations....................   (35,974)     (12,393)      3,154        380     19,048       (4,771)
                                                    ---------     --------    -------    -------    --------     --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.....................   (16,487)     (12,860)     (1,011)      (919)    (4,771)      (3,660)
  Net Short-Term Gains:
   Institutional Class Shares.....................        --           --         (57)        --         --           --
  Net Long-Term Gains:
   Institutional Class Shares.....................        --           --      (2,151)      (406)        --           --
                                                    ---------     --------    -------    -------    --------     --------
    Total Distributions...........................   (16,487)     (12,860)     (3,219)    (1,325)    (4,771)      (3,660)
                                                    ---------     --------    -------    -------    --------     --------
Capital Share Transactions (1):
  Shares Issued...................................    13,081       80,887       4,028      5,784    112,313       23,560
  Shares Issued in Lieu of Cash Distributions.....    15,524       12,189       2,521      1,013      4,167        3,003
  Shares Redeemed.................................  (139,991)     (34,872)     (5,897)    (7,898)   (21,694)     (19,977)
                                                    ---------     --------    -------    -------    --------     --------
    Net Increase (Decrease) from Capital Share
     Transactions.................................  (111,386)      58,204         652     (1,101)    94,786        6,586
                                                    ---------     --------    -------    -------    --------     --------
    Total Increase (Decrease) in Net Assets.......  (163,847)      32,951         587     (2,046)   109,063       (1,845)
Net Assets
  Beginning of Year...............................   364,117      331,166      35,050     37,096    168,961      170,806
                                                    ---------     --------    -------    -------    --------     --------
  End of Year..................................... $ 200,270     $364,117     $35,637    $35,050   $278,024     $168,961
                                                    =========     ========    =======    =======    ========     ========
(1) Shares Issued and Redeemed:
  Shares Issued...................................       643        3,484         117        151      5,532        1,098
  Shares Issued in Lieu of Cash Distributions.....       792          549          78         27        199          133
  Shares Redeemed.................................    (6,841)      (1,459)       (167)      (206)    (1,061)        (926)
                                                    ---------     --------    -------    -------    --------     --------
    Net Increase (Decrease) from Shares
     Issued and Redeemed..........................    (5,406)       2,574          28        (28)     4,670          305
                                                    =========     ========    =======    =======    ========     ========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income).......................................... $      83     $  7,045     $   207    $   106   $    248     $    119

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $1, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           DFA International Real      DFA Global Real Estate   DFA International Small
                                           Estate Securities Portfolio  Securities Portfolio      Cap Value Portfolio
                                           --------------------------  ----------------------  ------------------------
                                              Year          Year          Year        Year         Year         Year
                                             Ended         Ended         Ended       Ended        Ended        Ended
                                            Oct. 31,      Oct. 31,      Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,
                                              2015          2014          2015        2014         2015         2014
                                            ----------    ----------   ----------  ----------  -----------  -----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $  119,980    $  105,809    $  154,237  $   82,794  $   239,388  $   213,214
  Net Realized Gain (Loss) on:
    Investment Securities Sold............    (17,379)        3,629          (188)     (2,790)     203,049      220,979
    Affiliated Investment Companies
     Shares Sold..........................                                 (1,351)
    Futures...............................         --            --            --          --       (5,555)          --
    Foreign Currency Transactions.........     (1,791)         (581)           --          --       (4,926)      (2,193)
    In-Kind Redemptions...................         --            --            --          --      193,547           --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................   (116,739)       99,706       (43,036)    305,008     (244,703)    (457,867)
    Affiliated Investment Companies
     Shares...............................                                (78,977)
    Translation of Foreign Currency
     Denominated Amounts..................        284          (267)           --          --        1,015         (878)
                                            ----------    ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    (15,645)      208,296       117,133     385,012      381,815      (26,745)
                                            ----------    ----------   ----------  ----------  -----------  -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares............   (182,724)     (106,263)     (124,281)    (72,036)    (224,376)    (201,006)
  Net Short-Term Gains:
    Institutional Class Shares............         --            --            --          --           --      (38,805)
  Net Long-Term Gains:
    Institutional Class Shares............         --            --            --          --     (207,080)    (127,501)
                                            ----------    ----------   ----------  ----------  -----------  -----------
     Total Distributions..................   (182,724)     (106,263)     (124,281)    (72,036)    (431,456)    (367,312)
                                            ----------    ----------   ----------  ----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued...........................    886,775     1,020,832     1,347,820   1,203,232    2,629,814    2,122,914
  Shares Issued in Lieu of Cash
   Distributions..........................    181,249       105,300       121,908      70,668      392,052      335,987
  Shares Redeemed.........................   (417,939)     (298,766)     (708,136)   (364,111)  (2,079,421)  (1,528,972)
                                            ----------    ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) from
      Capital Share Transactions..........    650,085       827,366       761,592     909,789      942,445      929,929
                                            ----------    ----------   ----------  ----------  -----------  -----------
     Total Increase (Decrease) in Net
      Assets..............................    451,716       929,399       754,444   1,222,765      892,804      535,872
Net Assets
  Beginning of Year.......................  3,088,376     2,158,977     3,305,472   2,082,707   11,684,771   11,148,899
                                            ----------    ----------   ----------  ----------  -----------  -----------
  End of Year............................. $3,540,092    $3,088,376    $4,059,916  $3,305,472  $12,577,575  $11,684,771
                                            ==========    ==========   ==========  ==========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued...........................    166,717       190,067       127,842     123,414      135,446      102,419
  Shares Issued in Lieu of Cash
   Distributions..........................     34,991        21,490        11,884       8,208       21,362       16,875
  Shares Redeemed.........................    (79,211)      (56,784)      (67,340)    (37,911)     107,415      (74,184)
                                            ----------    ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed............................    122,497       154,773        72,386      93,711       49,393       45,110
                                            ==========    ==========   ==========  ==========  ===========  ===========
Undistributed Net Investment
 Income (Distributions in Excess of
 Net Investment Income)................... $ (221,598)   $ (153,170)   $   50,527  $   21,784  $    44,763  $    20,577

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                     International Vector Equity World ex U.S. Value World ex U.S. Targeted
                                                            Portfolio                 Portfolio        Value Portfolio
                                                     --------------------------  ------------------  ---------------------
                                                        Year          Year         Year      Year       Year       Year
                                                       Ended         Ended        Ended     Ended      Ended      Ended
                                                      Oct. 31,      Oct. 31,     Oct. 31,  Oct. 31,   Oct. 31,   Oct. 31,
                                                        2015          2014         2015      2014       2015       2014
                                                      ----------    ----------   --------  --------  ---------   --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)...................... $   37,987    $   32,958    $  3,484  $  4,175  $   3,960   $  2,577
  Capital Gain Distributions Received from
   Affiliated Investment Companies..................         --            --         169       157      1,932        983
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.....................      5,992        14,492          --     1,007       (356)    (2,175)
    Affiliated Investment Companies Shares
     Sold...........................................                                1,061              (13,958)
    Futures.........................................         --            --          --         1       (347)         1
    Foreign Currency Transactions...................       (490)         (376)        (65)      (40)      (169)        (9)
    In-Kind Redemptions.............................     10,623            --          --        --         --         --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign Currency......    (79,483)      (66,559)         --    (6,120)     8,649     (4,735)
    Affiliated Investment Companies Shares..........                              (16,458)              (6,911)
    Futures.........................................         --            --          --         1         --         --
    Translation of Foreign Currency Denominated
     Amounts........................................         54           (93)          7       (12)        (2)        --
                                                      ----------    ----------   --------  --------  ---------   --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.....................    (25,317)      (19,578)    (11,802)     (831)    (7,202)    (3,358)
                                                      ----------    ----------   --------  --------  ---------   --------
Distributions From:
  Net Investment Income:
    Institutional Class Shares......................    (36,861)      (31,342)     (3,283)   (4,113)    (3,896)    (2,482)
  Net Short-Term Gains:
    Institutional Class Shares......................     (1,236)         (571)         --        --         --        (48)
  Net Long-Term Gains:
    Institutional Class Shares......................    (10,949)       (7,322)         --        --       (408)    (1,147)
                                                      ----------    ----------   --------  --------  ---------   --------
     Total Distributions............................    (49,046)      (39,235)     (3,283)   (4,113)    (4,304)    (3,677)
                                                      ----------    ----------   --------  --------  ---------   --------
Capital Share Transactions (1):
  Shares Issued.....................................    757,055       399,996      65,656    10,506    204,717     99,296
  Shares Issued in Lieu of Cash Distributions.......     48,618        38,822       3,281     4,102      4,301      3,678
  Shares Redeemed...................................   (441,949)     (165,226)    (12,502)  (13,300)  (120,877)   (40,853)
                                                      ----------    ----------   --------  --------  ---------   --------
     Net Increase (Decrease) from Capital Share
      Transactions..................................    363,724       273,592      56,435     1,308     88,141     62,121
                                                      ----------    ----------   --------  --------  ---------   --------
     Total Increase (Decrease) in Net Assets........    289,361       214,779      41,350    (3,636)    76,635     55,086
Net Assets
  Beginning of Period...............................  1,305,553     1,090,774     113,951   117,587    151,096     96,010
                                                      ----------    ----------   --------  --------  ---------   --------
  End of Period..................................... $1,594,914    $1,305,553    $155,301  $113,951  $ 227,731   $151,096
                                                      ==========    ==========   ========  ========  =========   ========
(1) Shares Issued and Redeemed:
  Shares Issued.....................................     68,272        33,823       6,010       889     17,665      7,921
  Shares Issued in Lieu of Cash Distributions.......      4,463         3,246         303       340        377        299
  Shares Redeemed...................................    (40,404)      (13,983)     (1,167)   (1,114)   (10,646)    (3,412)
                                                      ----------    ----------   --------  --------  ---------   --------
     Net Increase (Decrease) from Shares Issued
      and Redeemed..................................     32,331        23,086       5,146       115      7,396      4,808
                                                      ==========    ==========   ========  ========  =========   ========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)............................................ $    3,889    $    4,680    $    517  $    343  $      10   $    218

----------
See page 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $3, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                     World ex U.S. Core Equity                             Selectively Hedged Global
                                           Portfolio           World Core Equity Portfolio  Equity Portfolio
                                     ------------------------  --------------------------  ------------------------
                                        Year         Year        Year           Year         Year         Year
                                       Ended        Ended       Ended          Ended        Ended        Ended
                                      Oct. 31,     Oct. 31,    Oct. 31,       Oct. 31,     Oct. 31,     Oct. 31,
                                        2015         2014        2015           2014         2015         2014
                                      ----------   --------    --------       --------     --------     --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)...... $   19,993    $  6,084    $  2,788       $   341      $  3,745     $  2,127
  Capital Gain Distributions
   Received from Affiliated
   Investment Companies.............         --          --         171             3           469          342
  Net Realized Gain (Loss) on:
   Investment Securities Sold*......        534        (107)         --           247            --        1,409
   Affiliated Investment
    Companies Shares Sold...........     (9,894)                   (905)                       (251)
   Futures..........................        171          --          --            --          (402)         572
   Foreign Currency
    Transactions....................       (238)         --          --            --         3,159        1,469
  Change in Unrealized
   Appreciation (Depreciation) of:
   Investment Securities and
    Foreign Currency................    (56,453)    (13,820)         --        (2,851)           --        1,003
   Affiliated Investment
    Companies Shares................      2,100                  (4,000)                     (9,320)
   Futures..........................         --          --          --            --           701          (82)
   Translation of Foreign
    Currency Denominated
    Amounts.........................        (13)         --          --            --          (530)         610
                                      ----------    --------     --------     -------       --------     --------
    Net Increase (Decrease) in
     Net Assets Resulting from
     Operations.....................    (43,800)     (7,843)     (1,946)       (2,260)       (2,429)       7,450
                                      ----------    --------     --------     -------       --------     --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.......    (15,824)     (6,099)     (2,667)         (348)       (4,603)      (1,858)
  Net Short-Term Gains:
   Institutional Class Shares.......         --         (64)        (12)          (10)         (365)        (281)
  Net Long-Term Gains:
   Institutional Class Shares.......         --          --        (232)          (14)       (1,915)        (539)
                                      ----------    --------     --------     -------       --------     --------
    Total Distributions.............    (15,824)     (6,163)     (2,911)         (372)       (6,883)      (2,678)
                                      ----------    --------     --------     -------       --------     --------
Capital Share Transactions (1):
  Shares Issued.....................    946,814     312,847     143,661        79,069       130,229       71,131
  Shares Issued in Lieu of Cash
   Distributions....................     15,654       6,153       2,860           372         6,883        2,678
  Shares Redeemed...................   (138,664)    (28,066)    (14,716)       (2,830)      (29,970)     (22,653)
                                      ----------    --------     --------     -------       --------     --------
    Net Increase (Decrease)
     from Capital Share
     Transactions...................    823,804     290,934     131,805        76,611       107,142       51,156
                                      ----------    --------     --------     -------       --------     --------
    Total Increase (Decrease) in
     Net Assets.....................    764,180     276,928     126,948        73,979        97,830       55,928
Net Assets
  Beginning of Period...............    406,648     129,720      75,707         1,728       147,276       91,348
                                      ----------    --------     --------     -------       --------     --------
  End of Period..................... $1,170,828    $406,648    $202,655       $75,707      $245,106     $147,276
                                      ==========    ========     ========     =======       ========     ========
(1) Shares Issued and Redeemed:
  Shares Issued.....................     92,639      28,743      10,926         5,733         9,466        5,123
  Shares Issued in Lieu of Cash
   Distributions....................      1,533         556         220            27           532          205
  Shares Redeemed...................    (13,850)     (2,595)     (1,167)         (216)       (2,213)      (1,662)
                                      ----------    --------     --------     -------       --------     --------
    Net Increase (Decrease)
     from Shares Issued and
     Redeemed.......................     80,322      26,704       9,979         5,544         7,785        3,666
                                      ==========    ========     ========     =======       ========     ========
Undistributed Net Investment
 Income (Distributions in Excess
 of Net Investment Income).......... $    3,451    $     (2)   $    121       $    --      $  5,058     $  3,031

                                     Emerging Markets Portfolio
                                     -------------------------
                                         Year         Year
                                        Ended        Ended
                                       Oct. 31,     Oct. 31,
                                         2015         2014
                                     -----------   ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)...... $    82,136   $   81,253
  Capital Gain Distributions
   Received from Affiliated
   Investment Companies.............          --           --
  Net Realized Gain (Loss) on:
   Investment Securities Sold*......     (98,317)     (24,604)
   Affiliated Investment
    Companies Shares Sold...........
   Futures..........................       2,417           --
   Foreign Currency
    Transactions....................      (2,155)        (658)
  Change in Unrealized
   Appreciation (Depreciation) of:
   Investment Securities and
    Foreign Currency................    (669,787)      12,634
   Affiliated Investment
    Companies Shares................
   Futures..........................           4           --
   Translation of Foreign
    Currency Denominated
    Amounts.........................         (93)         (12)
                                     -----------   ----------
    Net Increase (Decrease) in
     Net Assets Resulting from
     Operations.....................    (685,795)      68,613
                                     -----------   ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.......     (73,891)     (77,881)
  Net Short-Term Gains:
   Institutional Class Shares.......          --           --
  Net Long-Term Gains:
   Institutional Class Shares.......          --      (21,358)
                                     -----------   ----------
    Total Distributions.............     (73,891)     (99,239)
                                     -----------   ----------
Capital Share Transactions (1):
  Shares Issued.....................   2,348,904    1,057,534
  Shares Issued in Lieu of Cash
   Distributions....................      68,708       92,820
  Shares Redeemed...................  (1,410,094)    (701,770)
                                     -----------   ----------
    Net Increase (Decrease)
     from Capital Share
     Transactions...................   1,007,518      448,584
                                     -----------   ----------
    Total Increase (Decrease) in
     Net Assets.....................     247,832      417,958
Net Assets
  Beginning of Period...............   4,073,698    3,655,740
                                     -----------   ----------
  End of Period..................... $ 4,321,530   $4,073,698
                                     ===========   ==========
(1) Shares Issued and Redeemed:
  Shares Issued.....................      98,569       40,611
  Shares Issued in Lieu of Cash
   Distributions....................       3,055        3,453
  Shares Redeemed...................     (59,625)     (26,688)
                                     -----------   ----------
    Net Increase (Decrease)
     from Shares Issued and
     Redeemed.......................      41,999       17,376
                                     ===========   ==========
Undistributed Net Investment
 Income (Distributions in Excess
 of Net Investment Income).......... $     5,762   $    6,653

----------
See page 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                     Emerging Markets Small   Emerging Markets Value     Emerging Markets Core
                                                          Cap Portfolio              Portfolio             Equity Portfolio
                                                     ----------------------  ------------------------  ------------------------
                                                        Year        Year         Year         Year         Year         Year
                                                       Ended       Ended        Ended        Ended        Ended        Ended
                                                      Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                                        2015        2014         2015         2014         2015         2014
                                                     ----------  ----------  -----------  -----------  -----------  -----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)...................... $  109,144  $   89,085  $   362,517  $   447,291  $   324,860  $   302,880
  Net Realized Gain (Loss) on:
   Investment Securities Sold*......................     46,152      98,856     (409,296)    (519,942)    (327,586)    (111,516)
   Futures..........................................         --          --           --          499           --           --
   Foreign Currency Transactions....................     (4,493)       (968)      (7,810)      (4,493)      (8,472)      (2,722)
   In-Kind Redemptions..............................         --          --           --           --       29,647           --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency........................................   (681,504)     21,383   (3,279,764)    (179,006)  (2,517,402)     123,834
   Futures..........................................         --          (4)          --           --           --           --
   Translation of Foreign Currency Denominated
    Amounts.........................................       (237)       (137)         107          (29)        (300)        (212)
                                                     ----------  ----------  -----------  -----------  -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.....................   (530,938)    208,215   (3,334,246)    (255,680)  (2,499,253)     312,264
                                                     ----------  ----------  -----------  -----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Class R2 Shares..................................         --          --       (1,822)      (1,989)          --           --
   Institutional Class Shares.......................    (99,603)    (83,100)    (349,391)    (405,752)    (304,141)    (287,956)
  Net Short-Term Gains:
   Class R2 Shares..................................         --          --           --          (62)          --           --
   Institutional Class Shares.......................     (3,364)         --           --      (11,122)          --           --
  Net Long-Term Gains:
   Class R2 Shares..................................         --          --           --       (1,472)          --           --
   Institutional Class Shares.......................    (88,636)    (63,095)          --     (262,348)          --           --
                                                     ----------  ----------  -----------  -----------  -----------  -----------
     Total Distributions............................   (191,603)   (146,195)    (351,213)    (682,745)    (304,141)    (287,956)
                                                     ----------  ----------  -----------  -----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued.....................................  1,309,981   1,042,130    3,635,785    3,257,115    6,175,578    4,643,693
  Shares Issued in Lieu of Cash Distributions.......    180,085     135,989      332,144      647,473      282,610      266,070
  Shares Redeemed...................................   (782,954)   (421,399)  (4,119,848)  (3,488,728)  (4,525,463)  (2,227,486)
                                                     ----------  ----------  -----------  -----------  -----------  -----------
     Net Increase (Decrease) from Capital Share
      Transactions..................................    707,112     756,720     (151,919)     415,860    1,932,725    2,682,277
                                                     ----------  ----------  -----------  -----------  -----------  -----------
     Total Increase (Decrease) in Net Assets........    (15,429)    818,740   (3,837,378)    (522,565)    (870,669)   2,706,585
Net Assets
  Beginning of Year.................................  4,860,603   4,041,863   18,746,342   19,268,907   15,727,547   13,020,962
                                                     ----------  ----------  -----------  -----------  -----------  -----------
  End of Year....................................... $4,845,174  $4,860,603  $14,908,964  $18,746,342  $14,856,878  $15,727,547
                                                     ==========  ==========  ===========  ===========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued.....................................     65,569      49,106      147,429      116,998      339,318      235,819
  Shares Issued in Lieu of Cash Distributions.......      9,583       6,569       14,339       23,036       16,465       12,932
  Shares Redeemed...................................    (40,423)    (20,277)    (164,669)    (124,198)    (255,411)    (113,406)
                                                     ----------  ----------  -----------  -----------  -----------  -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed...........................     34,729      35,398       (2,901)      15,836      100,372      135,345
                                                     ==========  ==========  ===========  ===========  ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)............................................ $   14,068  $    7,565  $    24,502  $    37,443  $    17,752  $    28,530

----------
* Net of foreign capital gain taxes withheld of $0, $1,357, $0, $0, $0 and $960, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                 Enhanced U.S. Large Company Portfolio         U.S. Large Cap Equity Portfolio
                           ------------------------------------------------  -----------------------------
                                                                                                     Period
                             Year      Year      Year      Year      Year      Year      Year       June 25,
                            Ended     Ended     Ended     Ended     Ended     Ended     Ended      2013(a) to
                           Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,     Oct. 31,
                             2015      2014      2013      2012      2011      2015      2014         2013
-----------------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period...... $  13.65  $  11.70  $   9.29  $   8.15  $   7.53  $  12.65  $  11.07   $  10.00
                           --------  --------  --------  --------  --------  --------  --------   --------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............     0.07      0.07      0.07      0.07      0.07      0.23      0.21       0.06
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........     0.53      1.94      2.42      1.20      0.56      0.21      1.57       1.04
                           --------  --------  --------  --------  --------  --------  --------   --------
   Total from Investment
    Operations............     0.60      2.01      2.49      1.27      0.63      0.44      1.78       1.10
-----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....    (0.05)    (0.06)    (0.08)    (0.13)    (0.01)    (0.21)    (0.20)     (0.03)
 Net Realized Gains.......    (1.66)       --        --        --        --     (0.02)       --         --
                           --------  --------  --------  --------  --------  --------  --------   --------
   Total Distributions....    (1.71)    (0.06)    (0.08)    (0.13)    (0.01)    (0.23)    (0.20)     (0.03)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $  12.54  $  13.65  $  11.70  $   9.29  $   8.15  $  12.86  $  12.65   $  11.07
========================   ========  ========  ========  ========  ========  ========  ========  ==========
Total Return..............     5.25%    17.18%    26.99%    15.84%     8.41%     3.49%    16.19%     11.01%(D)
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)....... $203,641  $216,719  $212,840  $190,011  $171,128  $699,144  $274,955   $135,407
Ratio of Expenses to
 Average Net Assets.......     0.24%     0.23%     0.24%     0.25%     0.26%     0.19%     0.19%      0.19%(C)(E)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)..............     0.24%     0.23%     0.24%     0.25%     0.26%     0.19%     0.20%      0.25%(C)(E)
Ratio of Net Investment
 Income to Average Net
 Assets...................     0.53%     0.55%     0.63%     0.80%     0.86%     1.77%     1.75%      1.58%(C)(E)
Portfolio Turnover Rate...      223%      202%      139%       76%      140%       12%        1%         0%(D)
-----------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                           U.S. Large Cap Value Portfolio
                           -------------------------------------------------------------
                               Year         Year         Year        Year        Year
                              Ended        Ended        Ended       Ended       Ended
                             Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                               2015         2014         2013        2012        2011
-----------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period...... $     33.75  $     29.72  $     22.34  $    19.29  $    18.58
                           -----------  -----------  -----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............        0.69         0.56         0.47        0.41        0.33
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........       (0.32)        4.02         7.38        3.04        0.70
                           -----------  -----------  -----------  ----------  ----------
   Total from Investment
    Operations............        0.37         4.58         7.85        3.45        1.03
-----------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....       (0.66)       (0.55)       (0.47)      (0.40)      (0.32)
 Net Realized Gains.......       (0.19)          --           --          --          --
                           -----------  -----------  -----------  ----------  ----------
   Total Distributions....       (0.85)       (0.55)       (0.47)      (0.40)      (0.32)
-----------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $     33.27  $     33.75  $     29.72  $    22.34  $    19.29
=========================  ===========  ===========  ===========  ==========  ==========
Total Return..............        1.16%       15.49%       35.52%      18.14%       5.53%
-----------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)....... $15,807,935  $15,146,981  $11,963,072  $8,334,585  $7,340,344
Ratio of Expenses to
 Average Net Assets(B)....        0.27%        0.27%        0.27%       0.27%       0.28%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor)(B).        0.30%        0.27%        0.27%       0.27%       0.28%
Ratio of Net Investment
 Income to Average Net
 Assets...................        2.04%        1.75%        1.82%       1.99%       1.63%
-----------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                           U.S. Targeted Value Portfolio-Class R1 Shares U.S. Targeted Value Portfolio-Class R2 Shares
                           --------------------------------------------  ---------------------------------------------
                             Year      Year     Year     Year     Year      Year      Year     Year     Year     Year
                            Ended     Ended    Ended    Ended    Ended     Ended     Ended    Ended    Ended    Ended
                           Oct. 31,  Oct. 31, Oct. 31, Oct. 31, Oct. 31,  Oct. 31,  Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                             2015      2014     2013     2012     2011      2015      2014     2013     2012     2011
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $ 23.19   $ 22.63   $17.28  $ 15.32  $ 14.75  $  23.12   $ 22.57  $ 17.26  $ 15.31  $ 14.76
                           -------   -------   ------  -------  -------  --------   -------  -------  -------  -------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............    0.26      0.18     0.27     0.15     0.10      0.23      0.15     0.19     0.13     0.07
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........   (0.61)     1.86     6.28     2.06     0.60     (0.61)     1.84     6.31     2.05     0.60
                           -------   -------   ------  -------  -------  --------   -------  -------  -------  -------
   Total from Investment
    Operations............   (0.35)     2.04     6.55     2.21     0.70     (0.38)     1.99     6.50     2.18     0.67
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....   (0.25)    (0.16)   (0.22)   (0.13)   (0.10)    (0.22)    (0.12)   (0.21)   (0.11)   (0.09)
 Net Realized Gains.......   (1.01)    (1.32)   (0.98)   (0.12)   (0.03)    (1.01)    (1.32)   (0.98)   (0.12)   (0.03)
                           -------   -------   ------  -------  -------  --------   -------  -------  -------  -------
   Total Distributions....   (1.26)    (1.48)   (1.20)   (0.25)   (0.13)    (1.23)    (1.44)   (1.19)   (0.23)   (0.12)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $ 21.58   $ 23.19   $22.63  $ 17.28  $ 15.32  $  21.51   $ 23.12  $ 22.57  $ 17.26  $ 15.31
========================   ========  ======== ======== ======== ======== ========   ======== ======== ======== ========
Total Return..............   (1.33)%    9.47%   40.39%   14.67%    4.69%    (1.49)%    9.30%   40.10%   14.46%    4.50%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $40,159   $16,971   $9,470  $49,423  $45,132  $135,412   $82,977  $23,305  $12,754  $10,918
Ratio of Expenses to
 Average Net Assets.......    0.47%     0.47%    0.47%    0.48%    0.48%     0.63%     0.62%    0.62%    0.63%    0.63%
Ratio of Net Investment
 Income to Average Net
 Assets...................    1.15%     0.79%    1.42%    0.93%    0.61%     1.02%     0.64%    0.95%    0.78%    0.42%
Portfolio Turnover Rate...      15%       10%      16%      20%      23%       15%       10%      16%      20%      23%
-----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                             U.S. Targeted Value Portfolio-Institutional Class Shares
                           -----------------------------------------------------------  -------------
                               Year        Year        Year        Year        Year         Year
                              Ended       Ended       Ended       Ended       Ended        Ended
                             Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                               2015        2014        2013        2012        2011         2015
------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $    23.16   $    22.60  $    17.28  $    15.32  $    14.76  $     35.82
                           ----------   ----------  ----------  ----------  ----------  -----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............       0.29         0.21        0.24        0.17        0.12         0.41
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........      (0.61)        1.85        6.31        2.06        0.59        (1.44)
                           ----------   ----------  ----------  ----------  ----------  -----------
   Total from Investment
    Operations............      (0.32)        2.06        6.55        2.23        0.71        (1.03)
------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....      (0.27)       (0.18)      (0.25)      (0.15)      (0.12)       (0.38)
 Net Realized Gains.......      (1.01)       (1.32)      (0.98)      (0.12)      (0.03)       (1.33)
                           ----------   ----------  ----------  ----------  ----------  -----------
   Total Distributions....      (1.28)       (1.50)      (1.23)      (0.27)      (0.15)       (1.71)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $    21.56   $    23.16  $    22.60  $    17.28  $    15.32  $     33.08
========================   ==========   ==========  ==========  ==========  ==========  ===========
Total Return..............      (1.20)%       9.58%      40.40%      14.78%       4.76%       (2.83)%
------------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $6,987,896   $5,490,959  $4,180,974  $2,989,632  $2,487,929  $11,680,262
Ratio of Expenses to
 Average Net Assets.......       0.37%        0.37%       0.37%       0.38%       0.38%        0.52%
Ratio of Net Investment
 Income to Average Net
 Assets...................       1.28%        0.90%       1.25%       1.03%       0.71%        1.18%
Portfolio Turnover Rate...         15%          10%         16%         20%         23%          17%
------------------------------------------------------------------------------------------------------

                              U.S. Small Cap Value Portfolio
                           ------------------------------------------------
                               Year        Year        Year        Year
                              Ended       Ended       Ended       Ended
                             Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                               2014        2013        2012        2011
---------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $     34.48  $    26.57  $    23.50  $    22.49
                           -----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............        0.23        0.39        0.20        0.16
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........        2.93        9.41        3.38        1.00
                           -----------  ----------  ----------  ----------
   Total from Investment
    Operations............        3.16        9.80        3.58        1.16
---------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....       (0.22)      (0.37)      (0.18)      (0.15)
 Net Realized Gains.......       (1.60)      (1.52)      (0.33)         --
                           -----------  ----------  ----------  ----------
   Total Distributions....       (1.82)      (1.89)      (0.51)      (0.15)
---------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $     35.82  $    34.48  $    26.57  $    23.50
========================   ===========  ==========  ==========  ==========
Total Return..............        9.49%      39.35%      15.60%       5.13%
---------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $11,512,306  $9,526,981  $7,088,470  $6,540,863
Ratio of Expenses to
 Average Net Assets.......        0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment
 Income to Average Net
 Assets...................        0.66%       1.28%       0.78%       0.62%
Portfolio Turnover Rate...           9%         14%         15%         14%
---------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                           U.S. Core Equity 1 Portfolio
                           ------------------------------------------------------------  ------------
                               Year         Year        Year        Year        Year         Year
                              Ended        Ended       Ended       Ended       Ended        Ended
                             Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                               2015         2014        2013        2012        2011         2015
------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $     17.71  $     15.74  $    12.11  $    10.78  $    10.18  $     17.34
                           -----------  -----------  ----------  ----------  ----------  -----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............        0.31         0.27        0.25        0.21        0.17         0.30
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........        0.26         2.02        3.62        1.32        0.59         0.02
                           -----------  -----------  ----------  ----------  ----------  -----------
   Total from Investment
    Operations............        0.57         2.29        3.87        1.53        0.76         0.32
------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....       (0.30)       (0.25)      (0.24)      (0.20)      (0.16)       (0.28)
 Net Realized Gains.......       (0.08)       (0.07)         --          --          --        (0.12)
                           -----------  -----------  ----------  ----------  ----------  -----------
   Total Distributions....       (0.38)       (0.32)      (0.24)      (0.20)      (0.16)       (0.40)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $     17.90  $     17.71  $    15.74  $    12.11  $    10.78  $     17.26
========================   ===========  ===========  ==========  ==========  ==========  ===========
Total Return..............        3.26%       14.72%      32.32%      14.29%       7.47%        1.92%
------------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $13,275,774  $10,780,830  $7,566,179  $4,876,973  $3,731,411  $15,200,564
Ratio of Expenses to
 Average Net Assets.......        0.19%        0.19%       0.19%       0.19%       0.20%        0.22%
Ratio of Net Investment
 Income to Average Net
 Assets...................        1.71%        1.61%       1.79%       1.79%       1.49%        1.68%
Portfolio Turnover Rate...           4%           5%          1%          3%          5%           5%
------------------------------------------------------------------------------------------------------

                               U.S. Core Equity 2 Portfolio
                           ------------------------------------------------
                               Year        Year        Year        Year
                              Ended       Ended       Ended       Ended
                             Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                               2014        2013        2012        2011
---------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $     15.62  $    11.99  $    10.61  $    10.06
                           -----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............        0.26        0.24        0.20        0.16
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........        1.86        3.73        1.36        0.54
                           -----------  ----------  ----------  ----------
   Total from Investment
    Operations............        2.12        3.97        1.56        0.70
---------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....       (0.24)      (0.24)      (0.18)      (0.15)
 Net Realized Gains.......       (0.16)      (0.10)         --          --
                           -----------  ----------  ----------  ----------
   Total Distributions....       (0.40)      (0.34)      (0.18)      (0.15)
---------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $     17.34  $    15.62  $    11.99  $    10.61
========================   ===========  ==========  ==========  ==========
Total Return..............       13.78%      33.66%      14.81%       6.98%
---------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $12,919,176  $9,989,564  $6,923,984  $5,819,906
Ratio of Expenses to
 Average Net Assets.......        0.22%       0.22%       0.22%       0.22%
Ratio of Net Investment
 Income to Average Net
 Assets...................        1.55%       1.74%       1.74%       1.42%
Portfolio Turnover Rate...           6%          3%          5%          9%
---------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                           U.S. Vector Equity Portfolio
                           -----------------------------------------------------------
                               Year        Year        Year        Year        Year
                              Ended       Ended       Ended       Ended       Ended
                             Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                               2015        2014        2013        2012        2011
---------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $    17.04   $    15.62  $    11.61  $    10.28  $     9.82
                           ----------   ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............       0.25         0.21        0.20        0.16        0.12
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........      (0.30)        1.62        4.03        1.32        0.46
                           ----------   ----------  ----------  ----------  ----------
   Total from Investment
    Operations............      (0.05)        1.83        4.23        1.48        0.58
---------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....      (0.24)       (0.19)      (0.20)      (0.15)      (0.12)
 Net Realized Gains.......      (0.53)       (0.22)      (0.02)         --          --
                           ----------   ----------  ----------  ----------  ----------
   Total Distributions....      (0.77)       (0.41)      (0.22)      (0.15)      (0.12)
---------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $    16.22   $    17.04  $    15.62  $    11.61  $    10.28
========================   ==========   ==========  ==========  ==========  ==========
Total Return..............      (0.18)%      11.91%      36.80%      14.55%       5.86%
---------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $3,651,529   $3,501,319  $2,893,842  $2,009,177  $1,851,895
Ratio of Expenses to
 Average Net Assets.......       0.32%        0.32%       0.32%       0.32%       0.33%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor)....       0.32%        0.32%       0.32%       0.32%       0.33%
Ratio of Net Investment
 Income to Average Net
 Assets...................       1.50%        1.26%       1.50%       1.45%       1.11%
Portfolio Turnover Rate...         10%          10%          3%          9%         10%
---------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                             U.S. Small Cap Portfolio
                           -----------------------------------------------------------  -----------
                               Year        Year        Year        Year        Year        Year
                              Ended       Ended       Ended       Ended       Ended       Ended
                             Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                               2015        2014        2013        2012        2011        2015
----------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $     31.38  $    30.03  $    23.11  $    20.55  $    19.06  $    20.10
                           -----------  ----------  ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............        0.35        0.26        0.35        0.25        0.18        0.16
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........        0.33        2.27        8.13        2.53        1.49        0.02
                           -----------  ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations............        0.68        2.53        8.48        2.78        1.67        0.18
----------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....       (0.33)      (0.24)      (0.36)      (0.22)      (0.18)      (0.16)
 Net Realized Gains.......       (0.89)      (0.94)      (1.20)         --          --       (1.12)
                           -----------  ----------  ----------  ----------  ----------  ----------
   Total Distributions....       (1.22)      (1.18)      (1.56)      (0.22)      (0.18)      (1.28)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $     30.84  $    31.38  $    30.03  $    23.11  $    20.55  $    19.00
========================   ===========  ==========  ==========  ==========  ==========  ==========
Total Return..............        2.34%       8.67%      39.03%      13.61%       8.76%       1.11%
----------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $10,616,542  $9,247,716  $7,446,827  $4,563,345  $3,770,323  $5,007,091
Ratio of Expenses to
 Average Net Assets.......        0.37%       0.37%       0.37%       0.37%       0.37%       0.52%
Ratio of Net Investment
 Income to Average Net
 Assets...................        1.10%       0.86%       1.33%       1.14%       0.84%       0.82%
Portfolio Turnover Rate...          11%          9%         10%         16%         23%         14%
----------------------------------------------------------------------------------------------------

                                 U.S. Micro Cap Portfolio
                           -----------------------------------------------
                              Year        Year        Year        Year
                             Ended       Ended       Ended       Ended
                            Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                              2014        2013        2012        2011
--------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $    19.64  $    14.84  $    13.24  $    12.25
                           ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............       0.14        0.19        0.14        0.09
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........       1.35        5.57        1.59        0.99
                           ----------  ----------  ----------  ----------
   Total from Investment
    Operations............       1.49        5.76        1.73        1.08
--------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....      (0.13)      (0.20)      (0.13)      (0.09)
 Net Realized Gains.......      (0.90)      (0.76)         --          --
                           ----------  ----------  ----------  ----------
   Total Distributions....      (1.03)      (0.96)      (0.13)      (0.09)
--------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $    20.10  $    19.64  $    14.84  $    13.24
========================   ==========  ==========  ==========  ==========
Total Return..............       7.88%      41.34%      13.13%       8.85%
--------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $5,029,027  $4,695,831  $3,437,958  $3,257,719
Ratio of Expenses to
 Average Net Assets.......       0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment
 Income to Average Net
 Assets...................       0.69%       1.16%       0.99%       0.69%
Portfolio Turnover Rate...         12%         11%         15%         14%
--------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                      DFA Real Estate Securities Portfolio
                           ----------------------------------------------------------  ------------
                              Year        Year        Year        Year        Year         Year
                             Ended       Ended       Ended       Ended       Ended        Ended
                            Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                              2015        2014        2013        2012        2011         2015
----------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $    32.24  $    27.77  $    25.83  $    23.25  $    21.24  $    21.59
                           ----------  ----------  ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............       0.90        0.72        0.67        0.57        0.40        0.58
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........       0.95        4.62        1.95        2.74        1.93       (1.24)
                           ----------  ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations............       1.85        5.34        2.62        3.31        2.33       (0.66)
----------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....      (1.05)      (0.87)      (0.68)      (0.73)      (0.32)      (0.57)
                           ----------  ----------  ----------  ----------  ----------  ----------
   Total Distributions....      (1.05)      (0.87)      (0.68)      (0.73)      (0.32)      (0.57)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $    33.04  $    32.24  $    27.77  $    25.83  $    23.25  $    20.36
========================   ==========  ==========  ==========  ==========  ==========  ==========
Total Return..............       5.89%      19.80%      10.28%      14.45%      11.09%      (3.10)%
----------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $6,553,192  $6,607,759  $4,677,418  $3,716,389  $3,098,647  $3,150,334
Ratio of Expenses to
 Average Net Assets.......       0.18%       0.18%       0.18%       0.22%       0.32%       0.29%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)..............       0.19%       0.19%       0.19%       0.23%       0.32%       0.29%
Ratio of Net Investment
 Income to Average Net
 Assets...................       2.75%       2.48%       2.42%       2.29%       1.76%       2.71%
Portfolio Turnover Rate...          4%          0%          1%          0%          3%         10%
----------------------------------------------------------------------------------------------------

                             Large Cap International Portfolio
                           -----------------------------------------------
                              Year        Year        Year         Year
                             Ended       Ended       Ended        Ended
                            Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                              2014        2013        2012         2011
---------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $    22.20  $    18.33  $    17.91  $    19.42
                           ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............       0.75        0.58        0.60        0.63
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........      (0.62)       3.90        0.40       (1.53)
                           ----------  ----------  ----------  ----------
   Total from Investment
    Operations............       0.13        4.48        1.00       (0.90)
---------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....      (0.74)      (0.61)      (0.58)      (0.61)
                           ----------  ----------  ----------  ----------
   Total Distributions....      (0.74)      (0.61)      (0.58)      (0.61)
---------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $    21.59  $    22.20  $    18.33  $    17.91
========================   ==========  ==========  ==========  ==========
Total Return..............       0.47%      24.85%       5.89%      (4.86)%
---------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $3,127,847  $2,755,114  $2,055,759  $1,704,149
Ratio of Expenses to
 Average Net Assets.......       0.28%       0.29%       0.30%       0.30%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)..............       0.28%       0.29%       0.30%       0.30%
Ratio of Net Investment
 Income to Average Net
 Assets...................       3.35%       2.90%       3.38%       3.19%
Portfolio Turnover Rate...          4%          5%          4%          3%
---------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                         International Core Equity Portfolio
                           --------------------------------------------------------------
                               Year          Year         Year        Year         Year
                              Ended         Ended        Ended       Ended        Ended
                             Oct. 31,      Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,
                               2015          2014         2013        2012         2011
-------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $     12.15   $     12.57   $    10.10  $     9.89  $    10.78
                           -----------   -----------   ----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............        0.32          0.38         0.31        0.31        0.33
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........       (0.45)        (0.43)        2.47        0.20       (0.89)
                           -----------   -----------   ----------  ----------  ----------
   Total from Investment
    Operations............       (0.13)        (0.05)        2.78        0.51       (0.56)
-------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....       (0.33)        (0.37)       (0.31)      (0.30)      (0.33)
                           -----------   -----------   ----------  ----------  ----------
   Total Distributions....       (0.33)        (0.37)       (0.31)      (0.30)      (0.33)
-------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $     11.69   $     12.15   $    12.57  $    10.10  $     9.89
========================   ===========   ===========   ==========  ==========  ==========
Total Return..............       (1.10)%       (0.55)%      27.98%       5.49%      (5.49)%
-------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $14,420,568   $12,294,542   $9,508,466  $6,482,738  $5,395,884
Ratio of Expenses to
 Average Net Assets.......        0.38%         0.38%        0.39%       0.40%       0.40%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)..............        0.38%         0.38%        0.39%       0.40%       0.40%
Ratio of Net Investment
 Income to Average Net
 Assets...................        2.63%         3.01%        2.80%       3.18%       2.96%
Portfolio Turnover Rate...           4%            7%           3%          5%          3%
-------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                       International Small Company Portfolio
                           -----------------------------------------------------------
                              Year         Year        Year        Year         Year
                             Ended        Ended       Ended       Ended        Ended
                            Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                              2015         2014        2013        2012         2011
-----------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $    18.24  $    19.40   $    15.28  $    15.21  $    16.14
                           ----------  ----------   ----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............       0.41        0.42         0.42        0.38        0.40
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........       0.12       (0.62)        4.16        0.39       (0.83)
                           ----------  ----------   ----------  ----------  ----------
   Total from Investment
    Operations............       0.53       (0.20)        4.58        0.77       (0.43)
-----------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....      (0.42)      (0.42)       (0.37)      (0.42)      (0.50)
 Net Realized Gains.......      (0.57)      (0.54)       (0.09)      (0.28)         --
                           ----------  ----------   ----------  ----------  ----------
   Total Distributions....      (0.99)      (0.96)       (0.46)      (0.70)      (0.50)
-----------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $    17.78  $    18.24   $    19.40  $    15.28  $    15.21
========================   ==========  ==========   ==========  ==========  ==========
Total Return..............       3.30%      (1.09)%      30.66%       5.63%      (2.92)%
-----------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $9,323,492  $8,844,517   $8,520,717  $6,423,160  $5,834,015
Ratio of Expenses to
 Average Net Assets (B)...       0.54%       0.53%        0.54%       0.56%       0.55%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by
 Advisor) (B).............       0.54%       0.53%        0.54%       0.56%       0.55%
Ratio of Net Investment
 Income to Average Net
 Assets...................       2.30%       2.15%        2.47%       2.58%       2.37%
-----------------------------------------------------------------------------------------

                                   Japanese Small Company Portfolio
                           ------------------------------------------------
                             Year      Year      Year      Year      Year
                            Ended     Ended     Ended     Ended     Ended
                           Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                             2015      2014      2013      2012      2011
----------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $  19.15  $  19.33  $  14.99  $  15.24  $  14.13
                           --------  --------  --------  --------  --------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............     0.25      0.24      0.26      0.29      0.27
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........     1.36      0.13      4.21     (0.26)     1.08
                           --------  --------  --------  --------  --------
   Total from Investment
    Operations............     1.61      0.37      4.47      0.03      1.35
----------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....    (0.30)    (0.55)    (0.13)    (0.28)    (0.24)
 Net Realized Gains.......       --        --        --        --        --
                           --------  --------  --------  --------  --------
   Total Distributions....    (0.30)    (0.55)    (0.13)    (0.28)    (0.24)
----------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $  20.46  $  19.15  $  19.33  $  14.99  $  15.24
========================   ========  ========  ========  ========  ========
Total Return..............     8.62%     2.00%    30.06%     0.20%     9.57%
----------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $463,997  $508,190  $414,132  $293,968  $163,120
Ratio of Expenses to
 Average Net Assets (B)...     0.54%     0.55%     0.56%     0.57%     0.56%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by
 Advisor) (B).............     0.57%     0.55%     0.56%     0.57%     0.56%
Ratio of Net Investment
 Income to Average Net
 Assets...................     1.27%     1.25%     1.51%     1.88%     1.74%
----------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                   Asia Pacific Small Company Portfolio            United Kingdom Small Company Portfolio
                           --------------------------------------------------   -------------------------------------------
                              Year       Year      Year      Year       Year      Year     Year     Year     Year     Year
                             Ended      Ended     Ended     Ended      Ended     Ended    Ended    Ended    Ended    Ended
                            Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                              2015       2014      2013      2012       2011      2015     2014     2013     2012     2011
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $  22.88   $  24.82   $  23.22  $  23.04  $  25.64   $ 35.92  $ 36.96  $ 27.81  $ 23.44  $ 24.24
                           --------   --------   --------  --------  --------   -------  -------  -------  -------  -------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............     0.75       0.83       1.01      0.87      0.85      1.06     0.95     0.88     0.69     0.82
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........    (3.51)     (1.81)      1.37      0.58     (2.16)     1.95    (0.65)    9.17     4.47    (0.85)
                           --------   --------   --------  --------  --------   -------  -------  -------  -------  -------
   Total from Investment
    Operations............    (2.76)     (0.98)      2.38      1.45     (1.31)     3.01     0.30    10.05     5.16    (0.03)
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....    (1.06)     (0.96)     (0.78)    (1.27)    (1.29)    (1.05)   (0.93)   (0.90)   (0.79)   (0.77)
 Net Realized Gains.......       --         --         --        --        --     (2.38)   (0.41)      --       --       --
                           --------   --------   --------  --------  --------   -------  -------  -------  -------  -------
   Total Distributions....    (1.06)     (0.96)     (0.78)    (1.27)    (1.29)    (3.43)   (1.34)   (0.90)   (0.79)   (0.77)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $  19.06   $  22.88   $  24.82  $  23.22  $  23.04   $ 35.50  $ 35.92  $ 36.96  $ 27.81  $ 23.44
========================   ========   ========   ========  ========  ========   ======== ======== ======== ======== ========
Total Return..............   (12.19)%    (3.84)%    10.46%     7.09%    (5.59)%    9.43%    0.73%   36.81%   22.82%   (0.28)%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $200,270   $364,117   $331,166  $238,191  $139,262   $35,637  $35,050  $37,096  $31,316  $33,869
Ratio of Expenses to
 Average Net Assets (B)...     0.55%      0.55%      0.57%     0.59%     0.60%     0.58%    0.58%    0.59%    0.60%    0.60%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by
 Advisor) (B).............     0.57%      0.55%      0.57%     0.59%     0.60%     0.62%    0.62%    0.63%    0.63%    0.62%
Ratio of Net Investment
 Income to Average Net
 Assets...................     3.67%      3.53%      4.26%     3.91%     3.34%     2.99%    2.50%    2.79%    2.83%    3.26%
-----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                         Continental Small Company Portfolio
                           ------------------------------------------------------------
                               Year         Year         Year         Year         Year
                              Ended        Ended        Ended        Ended        Ended
                             Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                               2015         2014         2013         2012         2011
--------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $  19.34     $  20.26     $  14.51     $  14.66     $  16.93
                           --------     --------     --------     --------     --------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............     0.43         0.42         0.37         0.39         0.39
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........     1.38        (0.90)        5.78        (0.17)       (2.20)
                           --------     --------     --------     --------     --------
   Total from Investment
    Operations............     1.81        (0.48)        6.15         0.22        (1.81)
--------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....    (0.41)       (0.44)       (0.40)       (0.37)       (0.46)
                           --------     --------     --------     --------     --------
   Total Distributions....    (0.41)       (0.44)       (0.40)       (0.37)       (0.46)
--------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $  20.74     $  19.34     $  20.26     $  14.51     $  14.66
========================   ========     ========     ========     ========     ========
Total Return..............     9.37%       (2.68)%      42.99%        1.85%      (11.09)%
--------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $278,024     $168,961     $170,806     $106,316     $117,452
Ratio of Expenses to
 Average Net Assets.......     0.55%(B)     0.56%(B)     0.58%(B)     0.59%(B)     0.58%(B)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)..............     0.58%(B)     0.56%(B)     0.58%(B)     0.59%(B)     0.58%(B)
Ratio of Net Investment
 Income to Average Net
 Assets...................     2.09%        1.97%        2.16%        2.78%        2.25%
Portfolio Turnover Rate...      N/A          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------

                                DFA International Real Estate Securities Portfolio
                           -----------------------------------------------------------
                               Year        Year        Year        Year         Year
                              Ended       Ended       Ended       Ended        Ended
                             Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                               2015        2014        2013        2012         2011
----------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $     5.63   $     5.48  $     5.67  $     4.90  $     5.58
                           ----------   ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............       0.19         0.22        0.22        0.27        0.30
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........      (0.22)        0.19        0.25        0.75       (0.33)
                           ----------   ----------  ----------  ----------  ----------
   Total from Investment
    Operations............      (0.03)        0.41        0.47        1.02       (0.03)
----------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....      (0.33)       (0.26)      (0.66)      (0.25)      (0.65)
                           ----------   ----------  ----------  ----------  ----------
   Total Distributions....      (0.33)       (0.26)      (0.66)      (0.25)      (0.65)
----------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $     5.27   $     5.63  $     5.48  $     5.67  $     4.90
========================   ==========   ==========  ==========  ==========  ==========
Total Return..............      (0.37)%       8.21%       9.24%      22.34%      (0.43)%
----------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $3,540,092   $3,088,376  $2,158,977  $1,531,708  $1,060,156
Ratio of Expenses to
 Average Net Assets.......       0.32%        0.38%       0.39%       0.41%       0.42%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)..............       0.32%        0.38%       0.39%       0.41%       0.42%
Ratio of Net Investment
 Income to Average Net
 Assets...................       3.64%        4.14%       4.07%       5.45%       5.73%
Portfolio Turnover Rate...          2%           1%          5%          3%          7%
----------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                         DFA Global Real Estate Securities Portfolio
                           --------------------------------------------------------------------
                                Year           Year           Year           Year          Year
                               Ended          Ended          Ended          Ended         Ended
                              Oct. 31,       Oct. 31,       Oct. 31,       Oct. 31,      Oct. 31,
                                2015           2014           2013           2012          2011
----------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $    10.63     $     9.59     $     9.33     $     8.21     $   8.28
                           ----------     ----------     ----------     ----------     --------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............       0.44           0.31           0.49           0.29         0.41
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........      (0.09)          1.05           0.37           1.07         0.06
                           ----------     ----------     ----------     ----------     --------
   Total from Investment
    Operations............       0.35           1.36           0.86           1.36         0.47
----------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....      (0.39)         (0.32)         (0.60)         (0.24)       (0.54)
 Net Realized Gains.......         --             --             --             --           --
                           ----------     ----------     ----------     ----------     --------
   Total Distributions....      (0.39)         (0.32)         (0.60)         (0.24)       (0.54)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $    10.59     $    10.63     $     9.59     $     9.33     $   8.21
========================   ==========     ==========     ==========     ==========     ========
Total Return..............       3.44%         14.98%          9.74%         17.33%        6.17%
----------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $4,059,916     $3,305,472     $2,082,707     $1,315,547     $869,348
Ratio of Expenses to
 Average Net Assets.......       0.27%(B)       0.32%(B)       0.32%(B)       0.34%(B)     0.41%(B)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)..............       0.45%(B)       0.55%(B)       0.55%(B)       0.60%(B)     0.73%(B)
Ratio of Net Investment
 Income to Average Net
 Assets...................       4.16%          3.21%          5.18%          3.38%        5.01%
Portfolio Turnover Rate...          1%           N/A            N/A            N/A          N/A
----------------------------------------------------------------------------------------------------

                                     DFA International Small Cap Value Portfolio
                           -------------------------------------------------------------
                               Year         Year         Year        Year         Year
                              Ended        Ended        Ended       Ended        Ended
                             Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,
                               2015         2014         2013        2012         2011
------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $     19.55  $     20.17  $     15.16  $    14.85  $    16.16
                           -----------  -----------  -----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............        0.38         0.37         0.37        0.34        0.34
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........        0.22        (0.34)        5.21        0.61       (0.98)
                           -----------  -----------  -----------  ----------  ----------
   Total from Investment
    Operations............        0.60         0.03         5.58        0.95       (0.64)
------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....       (0.37)       (0.35)       (0.36)      (0.36)      (0.38)
 Net Realized Gains.......       (0.34)       (0.30)       (0.21)      (0.28)      (0.29)
                           -----------  -----------  -----------  ----------  ----------
   Total Distributions....       (0.71)       (0.65)       (0.57)      (0.64)      (0.67)
------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $     19.44  $     19.55  $     20.17  $    15.16  $    14.85
========================   ===========  ===========  ===========  ==========  ==========
Total Return..............        3.31%        0.13%       37.79%       6.92%      (4.39)%
------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $12,577,575  $11,684,771  $11,148,899  $8,266,610  $7,459,144
Ratio of Expenses to
 Average Net Assets.......        0.69%        0.68%        0.69%       0.71%       0.70%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)..............        0.69%        0.68%        0.69%       0.71%       0.70%
Ratio of Net Investment
 Income to Average Net
 Assets...................        1.94%        1.78%        2.16%       2.30%       2.05%
Portfolio Turnover Rate...          18%           8%           9%         18%         16%
------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                     International Vector Equity Portfolio
                           --------------------------------------------------------   ------------
                               Year         Year        Year       Year       Year        Year
                              Ended        Ended       Ended      Ended      Ended       Ended
                             Oct. 31,     Oct. 31,    Oct. 31,   Oct. 31,   Oct. 31,    Oct. 31,
                               2015         2014        2013       2012       2011        2015
---------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period...... $    11.26   $    11.75   $     9.33  $   9.34  $  10.28   $  11.43
                           ----------   ----------   ----------  --------  --------   --------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............       0.28         0.32         0.26      0.27      0.29       0.30
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........      (0.41)       (0.43)        2.44      0.14     (0.87)     (1.18)
                           ----------   ----------   ----------  --------  --------   --------
   Total from Investment
    Operations............      (0.13)       (0.11)        2.70      0.41     (0.58)     (0.88)
---------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....      (0.27)       (0.30)       (0.25)    (0.27)    (0.29)     (0.27)
 Net Realized Gains.......      (0.10)       (0.08)       (0.03)    (0.15)    (0.07)        --
                           ----------   ----------   ----------  --------  --------   --------
   Total Distributions....      (0.37)       (0.38)       (0.28)    (0.42)    (0.36)     (0.27)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $    10.76   $    11.26   $    11.75  $   9.33  $   9.34   $  10.28
========================   ==========   ==========   ==========  ========  ========   ========
Total Return..............      (1.14)%      (1.05)%      29.52%     4.90%    (5.99)%    (7.77)%
---------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)....... $1,594,914   $1,305,553   $1,090,774  $561,399  $410,580   $155,301
Ratio of Expenses to
 Average Net Assets.......       0.50%        0.49%        0.51%     0.54%     0.54%      0.53%(B)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)..............       0.50%        0.49%        0.51%     0.54%     0.54%      0.75%(B)
Ratio of Net Investment
 Income to Average Net
 Assets...................       2.50%        2.64%        2.51%     2.94%     2.73%      2.69%
Portfolio Turnover Rate...          8%           8%           2%        5%       10%       N/A
---------------------------------------------------------------------------------------------------

                               World ex U.S. Value Portfolio
                           ----------------------------------------------
                               Year         Year        Year        Year
                              Ended        Ended       Ended       Ended
                             Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                               2014         2013        2012        2011
----------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period...... $  11.93     $   9.94     $  9.96     $ 11.35
                           --------     --------     -------     -------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............     0.42         0.29        0.29        0.30
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........    (0.50)        2.02       (0.05)      (1.35)
                           --------     --------     -------     -------
   Total from Investment
    Operations............    (0.08)        2.31        0.24       (1.05)
----------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....    (0.42)       (0.32)      (0.26)      (0.26)
 Net Realized Gains.......       --           --          --       (0.08)
                           --------     --------     -------     -------
   Total Distributions....    (0.42)       (0.32)      (0.26)      (0.34)
----------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $  11.43     $  11.93     $  9.94     $  9.96
========================   ========     ========     ========    ========
Total Return..............    (0.81)%      23.61%       2.70%      (9.59)%
----------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)....... $113,951     $117,587     $57,197     $47,165
Ratio of Expenses to
 Average Net Assets.......     0.57%(B)     0.60%(B)    0.60%(B)    0.60%(B)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)..............     0.76%(B)     0.76%(B)    0.84%(B)    0.91%(B)
Ratio of Net Investment
 Income to Average Net
 Assets...................     3.54%        2.61%       2.97%       2.64%
Portfolio Turnover Rate...      N/A          N/A         N/A         N/A
----------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                           World ex U.S. Targeted Value Portfolio   World ex U.S. Core Equity Portfolio
                           -----------------------------          ---------------------------------
                                                      Period                                  Period
                              Year        Year       Nov. 1,          Year        Year       April 9,
                             Ended       Ended      2012(a) to       Ended       Ended      2013(a) to
                            Oct. 31,    Oct. 31,     Oct. 31,       Oct. 31,    Oct. 31,     Oct. 31,
                              2015        2014         2013           2015        2014         2013
----------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period...... $  12.08     $  12.46   $ 10.00        $    10.49   $  10.77    $  10.00
                           --------     --------   -------        ----------   --------    --------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............     0.23         0.23      0.20              0.26       0.28        0.18
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........    (0.58)       (0.22)     2.46             (0.72)     (0.27)       0.77
                           --------     --------   -------        ----------   --------    --------
   Total from Investment
    Operations............    (0.35)        0.01      2.66             (0.46)      0.01        0.95
----------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....    (0.26)       (0.24)    (0.20)            (0.20)     (0.28)      (0.18)
 Net Realized Gains.......    (0.03)       (0.15)       --                --      (0.01)         --
                           --------     --------   -------        ----------   --------    --------
   Total Distributions....    (0.29)       (0.39)    (0.20)            (0.20)     (0.29)      (0.18)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $  11.44     $  12.08   $ 12.46        $     9.83   $  10.49    $  10.77
========================   ========     ========  ==========      ==========   ========   ==========
Total Return..............    (2.88)%       0.06%    26.90%(D)         (4.50)%    (0.04)%      9.62%(D)
----------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)....... $227,731     $151,096   $96,010        $1,170,828   $406,648    $129,720
Ratio of Expenses to
 Average Net Assets (B)...     0.65%        0.69%     0.79%(C)(E)       0.47%      0.47%       0.47%(C)(E)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by
 Advisor) (B).............     1.06%        1.17%     1.27%(C)(E)       0.52%      0.88%       0.97%(C)(E)
Ratio of Net Investment
 Income to Average Net
 Assets...................     1.95%        1.84%     1.78%(C)(E)       2.54%      2.59%       3.12%(C)(E)
Portfolio Turnover Rate...        1%         N/A       N/A                 1%       N/A         N/A
----------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                    World Core Equity Portfolio             Selectively Hedged Global Equity Portfolio
                           ---------------------------------------        ----------------------------------------
                                                             Period                                           Period
                              Year       Year      Year     March 7,         Year       Year      Year       Nov. 14,
                             Ended      Ended     Ended    2012(a) to       Ended      Ended     Ended      2011(a) to
                            Oct. 31,   Oct. 31,  Oct. 31,   Oct. 31,       Oct. 31,   Oct. 31,  Oct. 31,     Oct. 31,
                              2015       2014      2013       2012           2015       2014      2013         2012
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period...... $   13.33   $  12.71  $ 10.24    $10.00        $  14.20   $   13.63  $  10.87   $ 10.00
                           ---------   --------  -------    ------        --------   ---------  --------   -------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............      0.26       0.17     0.23      0.16            0.27        0.27      0.24      0.22
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........     (0.35)      0.87     2.47      0.19           (0.34)       0.76      2.65      0.87
                           ---------   --------  -------    ------        --------   ---------  --------   -------
   Total from Investment
    Operations............     (0.09)      1.04     2.70      0.35           (0.07)       1.03      2.89      1.09
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....     (0.26)     (0.24)   (0.23)    (0.11)          (0.42)      (0.32)    (0.10)    (0.22)
 Net Realized Gains.......     (0.04)     (0.18)      --     (0.00)          (0.21)      (0.14)    (0.03)       --
                           ---------   --------  -------    ------        --------   ---------  --------   -------
   Total Distributions....     (0.30)     (0.42)   (0.23)    (0.11)          (0.63)      (0.46)    (0.13)    (0.22)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $   12.94   $  13.33  $ 12.71    $10.24        $  13.50   $   14.20  $  13.63   $ 10.87
========================   =========   ========  ======== ==========      ========   =========  ========  ==========
Total Return..............     (0.61)%     8.36%   26.77%     3.54%(D)       (0.34)%      7.83%    26.86%    11.11%(D)
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)....... $ 202,655   $ 75,707  $ 1,728    $  191        $245,106   $ 147,276  $ 91,348   $34,950
Ratio of Expenses to
 Average Net Assets (B)...      0.35%      0.35%    0.40%     0.40%(C)(E)     0.40%       0.40%     0.40%     0.40%(C)(E)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by
 Advisor) (B).............      0.65%      0.97%    5.71%    52.27%(C)(E)     0.66%       0.69%     0.72%     1.00%(C)(E)
Ratio of Net Investment
 Income to Average Net
 Assets...................      1.95%      1.27%    2.01%     2.40%(C)(E)     1.93%       1.94%     1.93%     2.13%(C)(E)
-------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                            Emerging Markets Portfolio
                           -----------------------------------------------------------   ------------
                               Year        Year        Year        Year         Year         Year
                              Ended       Ended       Ended       Ended        Ended        Ended
                             Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,
                               2015        2014        2013        2012         2011         2015
------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $    26.64   $    26.97  $    26.06  $    26.68  $    30.90   $    21.42
                           ----------   ----------  ----------  ----------  ----------   ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............       0.49         0.56        0.52        0.55        0.61         0.43
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........      (4.54)       (0.20)       1.17        0.37       (2.53)       (2.53)
                           ----------   ----------  ----------  ----------  ----------   ----------
   Total from Investment
    Operations............      (4.05)        0.36        1.69        0.92       (1.92)       (2.10)
------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....      (0.42)       (0.53)      (0.50)      (0.50)      (0.53)       (0.41)
 Net Realized Gains.......         --        (0.16)      (0.28)      (1.04)      (1.77)       (0.40)
                           ----------   ----------  ----------  ----------  ----------   ----------
   Total Distributions....      (0.42)       (0.69)      (0.78)      (1.54)      (2.30)       (0.81)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $    22.17   $    26.64  $    26.97  $    26.06  $    26.68   $    18.51
========================   ==========   ==========  ==========  ==========  ==========   ==========
Total Return..............     (15.24)%       1.33%       6.58%       4.08%      (6.82)%      (9.88)%
------------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $4,321,530   $4,073,698  $3,655,740  $2,797,177  $2,313,035   $4,845,174
Ratio of Expenses to
 Average Net Assets (B)...       0.57%        0.56%       0.57%       0.61%       0.61%        0.73%
Ratio of Expenses to
 Average Net
 Assets (Excluding Fees
 (Waived),
 (Expenses Reimbursed),
 and/or Previously
 Waived Fees Recovered
 by Advisor)(B)...........       0.60%        0.56%       0.57%       0.61%       0.61%        0.78%
Ratio of Net Investment
 Income to Average Net
 Assets...................       1.97%        2.11%       1.97%       2.14%       2.07%        2.16%
------------------------------------------------------------------------------------------------------

                           Emerging Markets Small Cap Portfolio
                           -----------------------------------------------
                              Year        Year        Year         Year
                             Ended       Ended       Ended        Ended
                            Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                              2014        2013        2012         2011
---------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $    21.10  $    20.33  $    19.85  $    24.26
                           ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............       0.43        0.40        0.40        0.42
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........       0.62        1.37        0.83       (3.67)
                           ----------  ----------  ----------  ----------
   Total from Investment
    Operations............       1.05        1.77        1.23       (3.25)
---------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....      (0.40)      (0.39)      (0.35)      (0.40)
 Net Realized Gains.......      (0.33)      (0.61)      (0.40)      (0.76)
                           ----------  ----------  ----------  ----------
   Total Distributions....      (0.73)      (1.00)      (0.75)      (1.16)
---------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $    21.42  $    21.10  $    20.33  $    19.85
========================   ==========  ==========  ==========  ==========
Total Return..............       5.12%       8.92%       6.71%     (14.03)%
---------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $4,860,603  $4,041,863  $2,907,673  $1,832,745
Ratio of Expenses to
 Average Net Assets (B)...       0.72%       0.75%       0.82%       0.79%
Ratio of Expenses to
 Average Net
 Assets (Excluding Fees
 (Waived),
 (Expenses Reimbursed),
 and/or Previously
 Waived Fees Recovered
 by Advisor)(B)...........       0.72%       0.75%       0.82%       0.79%
Ratio of Net Investment
 Income to Average Net
 Assets...................       2.02%       1.91%       2.01%       1.86%
---------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                           Emerging Markets Value Portfolio-Class R2 Shares
                           ----------------------------------------------
                             Year      Year      Year      Year     Year
                            Ended     Ended     Ended     Ended    Ended
                           Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31, Oct. 31,
                             2015      2014      2013      2012     2011
----------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $ 27.79   $ 29.27   $  28.21  $ 29.02  $ 36.35
                           -------   -------   --------  -------  -------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............    0.49      0.59       0.47     0.50     0.20
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........   (5.61)    (1.10)      1.68    (0.45)   (5.45)
                           -------   -------   --------  -------  -------
   Total from Investment
    Operations............   (5.12)    (0.51)      2.15     0.05    (5.25)
----------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....   (0.49)    (0.55)     (0.50)   (0.47)   (0.45)
 Net Realized Gains.......      --     (0.42)     (0.59)   (0.39)   (1.63)
                           -------   -------   --------  -------  -------
   Total Distributions....   (0.49)    (0.97)     (1.09)   (0.86)   (2.08)
----------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $ 22.18   $ 27.79   $  29.27  $ 28.21  $ 29.02
========================   ========  ========  ========  ======== ========
Total Return..............  (18.49)%   (1.75)%     7.75%    0.43%  (15.24)%
----------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $74,076   $99,066   $106,070  $99,111  $78,157
Ratio of Expenses to
 Average Net Assets (B)...    0.81%     0.80%      0.82%    0.86%    0.86%
Ratio of Expenses to
 Average Net
 Assets (Fees (Waived),
 (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)(B)...........    0.84%     0.80%      0.82%    0.86%    0.86%
Ratio of Net Investment
 Income to Average Net
 Assets...................    1.93%     2.09%      1.65%    1.78%    1.56%
----------------------------------------------------------------------------

                               Emerging Markets Value Portfolio-Institutional Class Shares
                           -----------------------------------------------------------------
                               Year          Year          Year         Year         Year
                              Ended         Ended         Ended        Ended        Ended
                             Oct. 31,      Oct. 31,      Oct. 31,     Oct. 31,     Oct. 31,
                               2015          2014          2013         2012         2011
----------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year........ $     27.81   $     29.28   $     28.22  $     29.02  $     36.27
                           -----------   -----------   -----------  -----------  -----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............        0.54          0.66          0.55         0.57         0.64
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........       (5.60)        (1.10)         1.67        (0.44)       (5.72)
                           -----------   -----------   -----------  -----------  -----------
   Total from Investment
    Operations............       (5.06)        (0.44)         2.22         0.13        (5.08)
----------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....       (0.53)        (0.61)        (0.57)       (0.54)       (0.54)
 Net Realized Gains.......          --         (0.42)        (0.59)       (0.39)       (1.63)
                           -----------   -----------   -----------  -----------  -----------
   Total Distributions....       (0.53)        (1.03)        (1.16)       (0.93)       (2.17)
----------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year..................... $     22.22   $     27.81   $     29.28  $     28.22  $     29.02
========================   ===========   ===========   ===========  ===========  ===========
Total Return..............      (18.27)%       (1.51)%        8.01%        0.70%      (14.84)%
----------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $14,834,888   $18,647,276   $19,162,837  $16,589,619  $13,730,213
Ratio of Expenses to
 Average Net Assets (B)...        0.56%         0.55%         0.57%        0.61%        0.61%
Ratio of Expenses to
 Average Net
 Assets (Fees (Waived),
 (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)(B)...........        0.59%         0.55%         0.57%        0.61%        0.61%
Ratio of Net Investment
 Income to Average Net
 Assets...................        2.12%         2.35%         1.91%        2.03%        1.88%
----------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                       Emerging Markets Core Equity Portfolio
                          --------------------------------------------------------------
                              Year          Year         Year        Year         Year
                             Ended         Ended        Ended       Ended        Ended
                            Oct. 31,      Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,
                              2015          2014         2013        2012         2011
------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year....... $     20.08   $     20.09  $     19.00  $    18.73  $    21.31
                          -----------   -----------  -----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)............        0.39          0.42         0.39        0.41        0.43
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized).......       (3.29)        (0.03)        1.07        0.23       (2.65)
                          -----------   -----------  -----------  ----------  ----------
 Total from Investment
   Operations............       (2.90)         0.39         1.46        0.64       (2.22)
------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...       (0.37)        (0.40)       (0.37)      (0.37)      (0.36)
                          -----------   -----------  -----------  ----------  ----------
 Total Distributions.....       (0.37)        (0.40)       (0.37)      (0.37)      (0.36)
------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year.................... $     16.81   $     20.08  $     20.09  $    19.00  $    18.73
========================  ===========   ===========  ===========  ==========  ==========
Total Return.............      (14.49)%        1.89%        7.75%       3.55%     (10.59)%
------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)............. $14,856,878   $15,727,547  $13,020,962  $8,594,707  $5,367,473
Ratio of Expenses to
 Average Net Assets......        0.62%         0.61%        0.63%       0.68%       0.67%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly).............        0.62%         0.61%        0.63%       0.68%       0.68%
Ratio of Net Investment
 Income to Average Net
 Assets..................        2.06%         2.10%        1.97%       2.18%       2.04%
Portfolio Turnover Rate..           5%            2%           1%          1%          1%
------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eighty-one operational portfolios, of which thirty-one (the "Portfolios") are included in this section of the report. The remaining operational portfolios are presented in separate reports.

   Of the Portfolios, seven invest all of their assets in a corresponding series of The DFA Investment Trust Company ("DFAITC") and one invests in the Dimensional Emerging Markets Value Fund ("DEM"). International Small Company Portfolio invests in five portfolios within DFAITC. DFA Global Real Estate Securities Portfolio invests in two portfolios within the Fund and World ex U.S. Value Portfolio invests in three portfolios within the Fund, DFAITC, and DEM. World Core Equity Portfolio invests in three portfolios within the Fund. Selectively Hedged Global Equity Portfolio invests in three portfolios within the Fund.

                                                                                            Percentage
                                                                                             Ownership
Feeder Funds                                   Master Funds                                 at 10/31/15
------------                                   ------------                                 -----------
U.S. Large Cap Value Portfolio                 The U.S. Large Cap Value Series                  83%
Japanese Small Company Portfolio               The Japanese Small Company Series                18%
Asia Pacific Small Company Portfolio           The Asia Pacific Small Company Series            16%
United Kingdom Small Company Portfolio         The United Kingdom Small Company Series           2%
Continental Small Company Portfolio            The Continental Small Company Series              8%
Emerging Markets Portfolio                     The Emerging Markets Series                      98%
Emerging Markets Small Cap Portfolio           The Emerging Markets Small Cap Series            99%
Emerging Markets Value Portfolio               Dimensional Emerging Markets Value Fund          99%

Fund of Funds
-------------                                  -
International Small Company Portfolio          The Continental Small Company Series             92%
                                               The Japanese Small Company Series                82%
                                               The United Kingdom Small Company Series          98%
                                               The Asia Pacific Small Company Series            84%
                                               The Canadian Small Company Series                97%
DFA Global Real Estate Securities Portfolio**  DFA Real Estate Securities Portfolio             24%
                                               DFA International Real Estate Securities         41%
                                                 Portfolio
World ex U.S. Value Portfolio                  Dimensional Emerging Markets Value Fund          --*
                                               DFA International Small Cap Value Portfolio      --*
                                               The DFA International Value Series                1%
World Core Equity Portfolio                    U.S. Core Equity 1 Portfolio                      1%
                                               International Core Equity Portfolio               1%
                                               Emerging Markets Core Equity Portfolio           --*
Selectively Hedged Global Equity Portfolio     U.S. Core Equity 2 Portfolio                      1%
                                               International Core Equity Portfolio               1%
                                               Emerging Markets Core Equity Portfolio           --*

* Amounts designated as -- are less than 1%.

**DFA Global Real Estate Securities Portfolio invests in two Underlying Funds as indicated and securities listed on the Summary Schedule of Investments.

   Each feeder fund (collectively, "Feeder Funds") and fund of funds invests primarily in a corresponding master fund(s) ("Master Fund") as indicated. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Master Funds and/or directly in securities of companies in the real estate industry. International Small Company Portfolio, World ex U.S. Value Portfolio, World Core Equity Portfolio, and Selectively Hedged Global Equity Portfolio also invest in short-term temporary cash investments. In addition, DFA Global Real Estate Securities Portfolio, World ex U.S. Targeted Value Portfolio and Selectively Hedged Global Equity Portfolio engage in futures and forward currency contracts.

   The financial statements of the Feeder Funds' Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the

Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by Enhanced U.S. Large Company Portfolio (the "Fixed Income Portfolio") and International Equity Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio (except shares of The DFA International Value Series and
DEM), World ex U.S. Targeted Value Portfolio (except shares of The Emerging Markets Small Cap Series and DEM), World Core Equity Portfolio (except shares of The Emerging Markets Series), and Selectively Hedged Global Equity Portfolio of the Master Funds, which are treated as regulated investment companies, and the shares held by the Portfolios in other investment companies, are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds, International Small Company Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio and World Core Equity Portfolio's investments in Series of DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of October 31, 2015, DFA International Real Estate Securities Portfolio had significant transfers of securities with a total value of $38,474 (in thousands) that transferred from Level 1 to Level 2 because the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE, which resulted in their Level 2 classification.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fixed Income Portfolio, the International Equity Portfolios and Selectively Hedged Global Equity Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fixed Income Portfolio and Selectively Hedged Global Equity Portfolio also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the Fixed Income Portfolio and Selectively Hedged Global Equity Portfolio do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios, Fixed Income Portfolio and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   U.S. Large Cap Value Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and World ex U.S. Value Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Emerging Markets Core Equity Portfolio are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor and Administrator:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to all Portfolios. Prior to July 21, 2015, the Advisor received no compensation for the investment advisory services it provided to the Feeder Funds and the International Small Company Portfolio. On May 8, 2015 and
June 10, 2015 at a Special Joint Meeting of Shareholders, shareholders of the Portfolios approved new investment management agreements, which became effective July 21, 2015, that provide a uniform agreement that increases transparency and better describes all of the services that the Advisor provides to each Portfolio. For each non-Feeder Fund, the rate charged under the new investment management agreement for investment management services is equal to the rate charged under each non-Feeder Fund's previous investment advisory agreement, investment management agreement or investment advisory and administration agreements (i.e., with respect to the International Small Company Portfolio), with the Advisor. For the Feeder Funds, the new investment management agreement replaced each Feeder Fund's investment advisory agreement (that provided for no investment advisory fee at the Feeder Fund level) and administration agreement and charges a rate equal to the combination of the rate charged under the Feeder Fund's previous administration agreement with the Advisor and the rate of the advisory fee charged by the Advisor to the Master Fund in which the Feeder Fund invests. In order to prevent a Feeder Fund from being subject to a higher level of investment management fees, the Advisor will permanently waive a Feeder Fund's investment management fee in the circumstances described in the notes below.

   For the year ended October 31, 2015, the Portfolios' investment advisory services/management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                  Enhanced U.S. Large Company Portfolio. 0.20%
                  U.S. Large Cap Equity Portfolio....... 0.15%
                  U.S. Targeted Value Portfolio......... 0.35%
                  U.S. Small Cap Value Portfolio........ 0.50%
                  U.S. Core Equity 1 Portfolio.......... 0.17%
                  U.S. Core Equity 2 Portfolio.......... 0.20%

           U.S. Vector Equity Portfolio........................ 0.30%
           U.S. Small Cap Portfolio............................ 0.35%
           U.S. Micro Cap Portfolio............................ 0.50%
           DFA Real Estate Securities Portfolio................ 0.17%
           Large Cap International Portfolio................... 0.25%
           International Core Equity Portfolio................. 0.35%
           DFA International Real Estate Securities Portfolio*. 0.28%
           DFA Global Real Estate Securities Portfolio*........ 0.22%
           DFA International Small Cap Value Portfolio......... 0.65%
           International Vector Equity Portfolio............... 0.45%
           World ex U.S. Value Portfolio....................... 0.47%
           World ex U.S. Targeted Value Portfolio.............. 0.58%
           World ex U.S. Core Equity Portfolio................. 0.40%
           World Core Equity Portfolio......................... 0.30%
           Selectively Hedged Global Equity Portfolio.......... 0.30%
           Emerging Markets Core Equity Portfolio.............. 0.55%

* The investment advisory services/management fees have been adjusted to reflect the actual fee paid by the Portfolios for the year ended October 31, 2015. The investment advisory services fee payable by the DFA International Real Estate Securities Portfolio was decreased from 0.35% to 0.25% effective February 28, 2015. The investment advisory services fee payable by the DFA Global Real Estate Securities Portfolio was decreased from 0.27% to 0.20% effective February 28, 2015.

   Prior to July 21, 2015, the Feeder Funds and International Small Company Portfolio paid fees to the Advisor pursuant to an administration agreement for administrative services, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services, that were accrued daily and paid monthly based on the following effective annual rates of average daily net assets:

                 U.S. Large Cap Value Portfolio......... 0.15%
                 International Small Company Portfolio.. 0.40%
                 Japanese Small Company Portfolio....... 0.40%
                 Asia Pacific Small Company Portfolio... 0.40%
                 United Kingdom Small Company Portfolio. 0.40%
                 Continental Small Company Portfolio.... 0.40%
                 Emerging Markets Portfolio............. 0.40%
                 Emerging Markets Small Cap Portfolio... 0.45%
                 Emerging Markets Value Portfolio....... 0.40%

   Effective July 21, 2015, the Feeder Funds' and International Small Company Portfolio's investment advisory services/management fees pursuant to the new investment management agreements were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 U.S. Large Cap Value Portfolio......... 0.25%
                 International Small Company Portfolio.. 0.40%
                 Japanese Small Company Portfolio....... 0.50%
                 Asia Pacific Small Company Portfolio... 0.50%
                 United Kingdom Small Company Portfolio. 0.50%
                 Continental Small Company Portfolio.... 0.50%
                 Emerging Markets Portfolio............. 0.50%
                 Emerging Markets Small Cap Portfolio... 0.65%
                 Emerging Markets Value Portfolio....... 0.50%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee

Waiver Agreement for the non-Feeder Funds below, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2016, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement for such Portfolios shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. For the year ended October 31, 2015, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of recovery.

                                                                                Previously
                                                                Recovery       Waived Fees/
                                                  Expense    of Previously   Expenses Assumed
                                                 Limitation   Waived Fees/   Subject to Future
Institutional Class Shares                         Amount   Expenses Assumed     Recovery
--------------------------                       ---------- ---------------- -----------------
U.S. Large Cap Equity Portfolio (1).............    0.19%         $49             $    28
U.S. Large Cap Value Portfolio (2)..............    0.25%          --                  --
U.S. Targeted Value Portfolio (3)...............    0.50%          --                  --
U.S. Core Equity 1 Portfolio (1)................    0.23%          --                  --
U.S. Core Equity 2 Portfolio (1)................    0.26%          --                  --
U.S. Vector Equity Portfolio (1)................    0.36%          --                  --
DFA Real Estate Securities Portfolio (1)........    0.18%           7               1,679
International Core Equity Portfolio (1).........    0.49%          --                  --
International Small Company Portfolio (4).......    0.45%          --                  --
Japanese Small Company Portfolio (5)............    0.47%          --                  --
Asia Pacific Small Company Portfolio (5)........    0.47%          --                  --
United Kingdom Small Company Portfolio (5)......    0.47%           4                  28
Continental Small Company Portfolio (5).........    0.47%          --                  --
DFA International Real Estate Securities
  Portfolio (6).................................    0.29%          --                  --
DFA Global Real Estate Securities Portfolio (7).    0.24%          61              16,668
International Vector Equity Portfolio (1).......    0.60%          --                  --
World ex U.S. Value Portfolio (8)...............    0.60%          --                 720
World ex U.S. Targeted Value Portfolio (9)......    0.80%          --               1,777
World ex U.S. Core Equity Portfolio (10)........    0.47%          38               1,541
World Core Equity Portfolio (11)................    0.35%           1                 555
Selectively Hedged Global Equity Portfolio (12).    0.40%          77               1,102
Emerging Markets Portfolio (2)..................    0.50%          --                  --
Emerging Markets Small Cap Portfolio (2)........    0.65%          --                  --
Emerging Markets Value Portfolio (2)............    0.50%          --                  --
Emerging Markets Core Equity Portfolio (1)......    0.85%          --                  --
Class R1 Shares
---------------
U.S. Targeted Value Portfolio (13)..............    0.62%          --                  --
Class R2 Shares
---------------
U.S. Targeted Value Portfolio (13)..............    0.77%          --                  --
Emerging Markets Value Portfolio (14)...........    0.96%          --                  --

   (1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation

Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within 36 months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   (2) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis

   (3) The Advisor has contractually agreed to waive its management fee and to assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within 36 months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (4) Effective July 21, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of such reimbursement. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume other Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the expense Limitation Amount listed above. At any time that the Portfolio Expenses of the Portfolio were less than the Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement is within 36 months and did not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Expense Limitation Amount then in effect.

   (5) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, to 0.50% of the average net assets of a class of a Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of a Portfolio are less than the applicable Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. Except, a Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver. Also, a Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of such reimbursement. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the Expense Limitation Amount listed above. The Fee Waiver Agreement did not include the indirect expenses each Portfolio bore as a shareholder of its Master Fund. At any time that the direct expenses of a Portfolio were less than the Expense Limitation Amount listed above, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery was within 36 months and did not cause the Portfolio's direct expenses to exceed the Expense Limitation Amount then in effect.

   (6) Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within 36 months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   Prior to February 28, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.65% of the Portfolio's average net assets on an annualized basis.

   (7) Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within 36 months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   From February 28, 2012 to February 27, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.32% of the Portfolio's average net assets on an annualized basis.

   (8) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.47% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master Funds' management services fees have been offset (the "Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within 36 months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount, as listed above.

   (9) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.58% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within 36 months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (10) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within 36 months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (11) Effective June 27, 2014, the Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds (including the Portfolio's proportionate share of any management fees that a Master Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within 36 months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.

   Prior to June 27, 2014, the Advisor contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds (including the Portfolio's proportionate share of any management fees that a Master Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") of such class of the Portfolio so that the Portfolio Expenses did not exceed 0.40% of the average net assets of such class of the Portfolio on an annualized basis.

   (12) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within 36 months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (13) The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Class R1 shares or Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within 36 months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (14) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, to 0.50% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to (including for the period prior to July 21, 2015) assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the "Annualized Expense Ratio"). At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than the Annualized Expense Ratio listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery does not cause the annualized expense ratio of the Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio, as listed above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver. Also, the Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of such reimbursement.

Earned Income Credit:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the year ended October 31, 2015, expenses reduced were as follows (amounts in thousands):

                                                             Fees Paid
                                                             Indirectly
                                                             ----------
         Enhanced U.S. Large Company Portfolio..............    $ 3
         Large Cap International Portfolio..................     10
         International Core Equity Portfolio................     72
         DFA International Real Estate Securities Portfolio.     16
         DFA International Small Cap Value Portfolio........     32
         International Vector Equity Portfolio..............      8
         World ex U.S. Value Portfolio......................     --
         World ex U.S. Targeted Value Portfolio.............      2
         World ex U.S. Core Equity Portfolio................     11
         Emerging Markets Core Equity Portfolio.............     94

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2015, the total related amounts paid by the Fund to the CCO were $275 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

            Enhanced U.S. Large Company Portfolio.............. $  8
            U.S. Large Cap Equity Portfolio....................    2
            U.S. Large Cap Value Portfolio.....................  330
            U.S. Targeted Value Portfolio......................   98
            U.S. Small Cap Value Portfolio.....................  300
            U.S. Core Equity 1 Portfolio.......................  153
            U.S. Core Equity 2 Portfolio.......................  234
            U.S. Vector Equity Portfolio.......................   71
            U.S. Small Cap Portfolio...........................  164
            U.S. Micro Cap Portfolio...........................  148
            DFA Real Estate Securities Portfolio...............  121
            Large Cap International Portfolio..................   76
            International Core Equity Portfolio................  219
            International Small Company Portfolio..............  227
            Japanese Small Company Portfolio...................    9
            Asia Pacific Small Company Portfolio...............    7
            United Kingdom Small Company Portfolio.............    1
            Continental Small Company Portfolio................    5
            DFA International Real Estate Securities Portfolio.   46
            DFA Global Real Estate Securities Portfolio........   35
            DFA International Small Cap Value Portfolio........  333
            International Vector Equity Portfolio..............   19
            World ex U.S. Value Portfolio......................    1
            World ex U.S. Targeted Value Portfolio.............    1
            World ex U.S. Core Equity Portfolio................    2
            World Core Equity Portfolio........................   --
            Selectively Hedged Global Equity Portfolio.........    1
            Emerging Markets Portfolio.........................  102
            Emerging Markets Small Cap Portfolio...............   80
            Emerging Markets Value Portfolio...................  444
            Emerging Markets Core Equity Portfolio.............  223

E. Purchases and Sales of Securities:

   For the year ended October 31, 2015, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                        U.S. Government     Other Investment
                                           Securities          Securities
                                       ------------------ ---------------------
                                       Purchases  Sales   Purchases    Sales
                                       --------- -------- ---------- ----------
Enhanced U.S. Large Company Portfolio. $398,312  $382,868 $   66,293 $   88,992
U.S. Large Cap Equity Portfolio.......       --        --    533,457     59,766
U.S. Targeted Value Portfolio.........       --        --  2,907,716    933,338
U.S. Small Cap Value Portfolio........       --        --  2,865,506  1,961,319
U.S. Core Equity 1 Portfolio..........       --        --  3,071,299    483,948

                                                    U.S. Government   Other Investment
                                                      Securities         Securities
                                                    --------------- ---------------------
                                                    Purchases Sales Purchases    Sales
                                                    --------- ----- ---------- ----------
U.S. Core Equity 2 Portfolio.......................    --      --   $3,291,603 $  753,660
U.S. Vector Equity Portfolio.......................    --      --      661,294    368,476
U.S. Small Cap Portfolio...........................    --      --    2,694,919  1,099,360
U.S. Micro Cap Portfolio...........................    --      --      765,172    725,356
DFA Real Estate Securities Portfolio...............    --      --      624,614    285,608
Large Cap International Portfolio..................    --      --      501,159    304,319
International Core Equity Portfolio................    --      --    3,165,876    506,182
DFA International Real Estate Securities Portfolio.    --      --      648,879     63,653
DFA Global Real Estate Securities Portfolio........    --      --      972,852      4,106
DFA International Small Cap Value Portfolio........    --      --    3,357,177  2,230,599
International Vector Equity Portfolio..............    --      --      480,413    123,391
World ex U.S. Targeted Value Portfolio.............    --      --      130,463        478
World ex U.S. Core Equity Portfolio................    --      --    1,226,595      7,252
Emerging Markets Core Equity Portfolio.............    --      --    2,795,211    731,558

   For the year ended October 31, 2015, the Fund of Funds made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                            DFA Global Real Estate Securities Portfolio
                                 ------------------------------------------------------------------
                                 Balance at Balance at                    Dividend Distributions of
Affiliated Investment Companies  10/31/2014 10/31/2015 Purchases  Sales    Income   Realized Gains
-------------------------------  ---------- ---------- --------- -------- -------- ----------------
DFA Real Estate Securities
  Portfolio..................... $2,044,932 $1,574,619 $189,582  $657,800 $ 69,748          --
DFA International Real Estate
  Securities Portfolio..........  1,255,234  1,448,338  278,337     7,000   75,369          --
                                 ---------- ---------- --------  -------- --------      ------
Total........................... $3,300,166 $3,022,957 $467,918  $664,800 $145,117          --
                                 ========== ========== ========  ======== ========      ======

                                                   World ex U.S. Value Portfolio
                                 ------------------------------------------------------------------
                                 Balance at Balance at                    Dividend Distributions of
Affiliated Investment Companies  10/31/2014 10/31/2015 Purchases  Sales    Income   Realized Gains
-------------------------------  ---------- ---------- --------- -------- -------- ----------------
DFA International Small Cap
  Value Portfolio............... $    9,588 $   16,637 $  8,964  $  1,809 $    205      $  169

                                               World ex U.S. Targeted Value Portfolio
                                 ------------------------------------------------------------------
                                 Balance at Balance at                    Dividend Distributions of
Affiliated Investment Companies  10/31/2014 10/31/2015 Purchases  Sales    Income   Realized Gains
-------------------------------  ---------- ---------- --------- -------- -------- ----------------
DFA International Small Cap
  Value Portfolio............... $   93,592         -- $ 60,225  $149,563 $  1,871      $1,797
International Vector Equity
  Portfolio.....................     13,571         --    9,476    21,182      435         135
                                 ---------- ---------- --------  -------- --------      ------
Total........................... $  107,163         -- $ 69,701  $170,745 $  2,306      $1,932
                                 ========== ========== ========  ======== ========      ======

                                                World ex U.S. Core Equity Portfolio
                                 ------------------------------------------------------------------
                                 Balance at Balance at                    Dividend Distributions of
Affiliated Investment Companies  10/31/2014 10/31/2015 Purchases  Sales    Income   Realized Gains
-------------------------------  ---------- ---------- --------- -------- -------- ----------------
International Core Equity
  Portfolio..................... $  312,519         -- $  4,047  $313,486 $      7          --
Emerging Markets Core Equity
  Portfolio.....................     93,258         --   44,501   133,044      596          --
                                 ---------- ---------- --------  -------- --------      ------
Total........................... $  405,777         -- $ 48,548  $446,530 $    603          --
                                 ========== ========== ========  ======== ========      ======

                                                    World Core Equity Portfolio
                                 -----------------------------------------------------------------
                                 Balance at Balance at                   Dividend Distributions of
Affiliated Investment Companies  10/31/2014 10/31/2015 Purchases  Sales   Income   Realized Gains
-------------------------------  ---------- ---------- --------- ------- -------- ----------------
 U.S. Core Equity 1 Portfolio...  $ 38,342   $105,442  $ 71,217  $ 4,192  $1,107        $171
 International Core Equity
   Portfolio....................    29,208     76,621    54,462    4,963   1,422          --
 Emerging Markets Core Equity
   Portfolio....................     8,097     20,320    16,277    1,159     308          --
                                  --------   --------  --------  -------  ------        ----
 Total..........................  $ 75,647   $202,383  $141,956  $10,314  $2,837        $171
                                  ========   ========  ========  =======  ======        ====

                                            Selectively Hedged Global Equity Portfolio
                                 -----------------------------------------------------------------
                                 Balance at Balance at                   Dividend Distributions of
Affiliated Investment Companies  10/31/2014 10/31/2015 Purchases  Sales   Income   Realized Gains
-------------------------------  ---------- ---------- --------- ------- -------- ----------------
 U.S. Core Equity 2 Portfolio...  $ 64,220   $110,935  $ 48,134  $   667  $1,350        $469
 International Core Equity
   Portfolio....................    53,147     87,007    37,779      978   1,883          --
 Emerging Markets Core Equity
   Portfolio....................    23,899     36,717    19,717    1,022     635          --
                                  --------   --------  --------  -------  ------        ----
 Total..........................  $141,266   $234,659  $105,630  $ 2,667  $3,868        $469
                                  ========   ========  ========  =======  ======        ====

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90 day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                          Increase       Increase
                                                         (Decrease)     (Decrease)
                                          Increase     Undistributed   Accumulated
                                         (Decrease)    Net Investment  Net Realized
                                       Paid-In Capital     Income     Gains (Losses)
                                       --------------- -------------- --------------
Enhanced U.S. Large Company Portfolio.    $  1,416        $   (432)     $    (984)
U.S. Large Cap Equity Portfolio.......      10,328            (304)       (10,024)
U.S. Large Cap Value Portfolio........      55,033         (17,499)       (37,534)
U.S. Targeted Value Portfolio.........      21,409          (3,313)       (18,096)
U.S. Small Cap Value Portfolio........      48,875          (7,941)       (40,934)
U.S. Core Equity 1 Portfolio..........      61,142          (7,435)       (53,707)
U.S. Core Equity 2 Portfolio..........      19,179          (7,540)       (11,639)
U.S. Vector Equity Portfolio..........       9,735          (2,755)        (6,980)
U.S. Small Cap Portfolio..............      58,820          (5,332)       (53,488)
U.S. Micro Cap Portfolio..............      26,542          (1,631)       (24,911)
DFA Real Estate Securities Portfolio..     243,857           8,816       (252,673)

                                                                       Increase       Increase
                                                                      (Decrease)     (Decrease)
                                                       Increase     Undistributed   Accumulated
                                                      (Decrease)    Net Investment  Net Realized
                                                    Paid-In Capital     Income     Gains (Losses)
                                                    --------------- -------------- --------------
Large Cap International Portfolio..................    $ 32,450        $   (358)     $ (32,092)
International Core Equity Portfolio................     170,340         (10,135)      (160,205)
International Small Company Portfolio..............     162,737          (1,167)      (161,570)
Japanese Small Company Portfolio...................       4,111             708         (4,819)
Asia Pacific Small Company Portfolio...............       4,515             171         (4,686)
United Kingdom Small Company Portfolio.............         979              53         (1,032)
Continental Small Company Portfolio................       2,955              19         (2,974)
DFA International Real Estate Securities Portfolio.       4,578          (5,684)         1,106
DFA Global Real Estate Securities Portfolio........       1,213          (1,213)            --
DFA International Small Cap Value Portfolio........     207,054           9,174       (216,228)
International Vector Equity Portfolio..............      12,256          (1,917)       (10,339)
World ex U.S. Value Portfolio......................          --             (27)            27
World ex U.S. Targeted Value Portfolio.............      (1,873)           (271)         2,145
World ex U.S. Core Equity Portfolio................         479            (716)           237
World Core Equity Portfolio........................          --              --             --
Selectively Hedged Global Equity Portfolio.........         306           2,885         (3,191)
Emerging Markets Portfolio.........................       7,227          (9,135)         1,908
Emerging Markets Small Cap Portfolio...............       8,089          (2,961)        (5,128)
Emerging Markets Value Portfolio...................      26,840         (24,245)        (2,595)
Emerging Markets Core Equity Portfolio.............      53,522         (31,497)       (22,025)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

                                         Net Investment
                                           Income and
                                           Short-Term     Long-Term
                                         Capital Gains  Capital Gains  Total
                                         -------------- ------------- --------
  Enhanced U.S. Large Company Portfolio
  2014..................................    $    903            --    $    903
  2015..................................      11,391      $ 16,610      28,001
  U.S. Large Cap Equity Portfolio
  2014..................................       3,209            --       3,209
  2015..................................       8,398           266       8,664
  U.S. Large Cap Value Portfolio
  2014..................................     230,364            --     230,364
  2015..................................     302,945        86,223     389,168
  U.S. Targeted Value Portfolio
  2014..................................      51,735       237,290     289,025
  2015..................................      85,573       237,911     323,484
  U.S. Small Cap Value Portfolio
  2014..................................      66,463       443,795     510,258
  2015..................................     130,190       427,115     557,305
  U.S. Core Equity 1 Portfolio
  2014..................................     135,714        34,892     170,606
  2015..................................     200,298        49,469     249,767
  U.S. Core Equity 2 Portfolio
  2014..................................     170,204        98,745     268,949
  2015..................................     228,075        89,857     317,932

                                                    Net Investment
                                                      Income and
                                                      Short-Term     Long-Term
                                                    Capital Gains  Capital Gains  Total
                                                    -------------- ------------- --------
U.S. Vector Equity Portfolio
2014...............................................    $ 39,201      $ 38,966    $ 78,167
2015...............................................      51,799       109,045     160,844
U.S. Small Cap Portfolio
2014...............................................      85,510       218,795     304,305
2015...............................................     105,110       268,312     373,422
U.S. Micro Cap Portfolio
2014...............................................      43,726       200,738     244,464
2015...............................................      39,933       278,651     318,584
DFA Real Estate Securities Portfolio
2014...............................................     156,934            --     156,934
2015...............................................     220,092            --     220,092
Large Cap International Portfolio
2014...............................................      98,177            --      98,177
2015...............................................      85,101            --      85,101
International Core Equity Portfolio
2014...............................................     320,068            --     320,068
2015...............................................     367,607            --     367,607
International Small Company Portfolio
2014...............................................     218,133       211,626     429,759
2015...............................................     235,604       250,320     485,924
Japanese Small Company Portfolio
2014...............................................      11,539            --      11,539
2015...............................................       7,758            --       7,758
Asia Pacific Small Company Portfolio
2014...............................................      12,860            --      12,860
2015...............................................      16,487            --      16,487
United Kingdom Small Company Portfolio
2014...............................................         919           406       1,325
2015...............................................       1,068         2,151       3,219
Continental Small Company Portfolio
2014...............................................       3,660            --       3,660
2015...............................................       4,771            --       4,771
DFA International Real Estate Securities Portfolio
2014...............................................     106,263            --     106,263
2015...............................................     182,724            --     182,724
DFA Global Real Estate Securities Portfolio
2014...............................................      72,036            --      72,036
2015...............................................     124,281            --     124,281
DFA International Small Cap Value Portfolio
2014...............................................     239,810       127,501     367,311
2015...............................................     224,376       207,080     431,456
International Vector Equity Portfolio
2014...............................................      31,913         7,322      39,235
2015...............................................      38,097        10,950      49,047
World ex U.S. Value Portfolio
2014...............................................       4,113            --       4,113
2015...............................................       3,283            --       3,283

                                            Net Investment
                                              Income and
                                              Short-Term     Long-Term
                                            Capital Gains  Capital Gains  Total
                                            -------------- ------------- --------
World ex U.S. Targeted Value Portfolio
2014.......................................    $  2,537      $  1,141    $  3,678
2015.......................................       3,902           402       4,304
World ex U.S. Core Equity Portfolio
2014.......................................       6,163            --       6,163
2015.......................................      15,824            --      15,824
World Core Equity Portfolio
2014.......................................         358            14         372
2015.......................................       2,679           232       2,911
Selectively Hedged Global Equity Portfolio
2014.......................................       2,139           539       2,678
2015.......................................       4,968         1,915       6,883
Emerging Markets Portfolio
2014.......................................      78,253        20,987      99,240
2015.......................................      73,891            --      73,891
Emerging Markets Small Cap Portfolio
2014.......................................      83,100        63,095     146,195
2015.......................................     102,968        88,636     191,604
Emerging Markets Value Portfolio
2014.......................................     418,693       264,053     682,746
2015.......................................     351,213            --     351,213
Emerging Markets Core Equity Portfolio
2014.......................................     287,956            --     287,956
2015.......................................     304,141            --     304,141

   At October 31, 2015, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                    Net Investment
                                                      Income and   Long-Term
                                                      Short-Term    Capital
                                                    Capital Gains    Gains    Total
                                                    -------------- --------- -------
Enhanced U.S. Large Company Portfolio..............    $   412      $ 1,004  $ 1,416
U.S. Large Cap Equity Portfolio....................        304           --      304
U.S. Large Cap Value Portfolio.....................     17,499       37,534   55,033
U.S. Targeted Value Portfolio......................      4,987       16,422   21,409
U.S. Small Cap Value Portfolio.....................      7,990       28,335   36,325
U.S. Core Equity 1 Portfolio.......................      6,903        5,449   12,352
U.S. Core Equity 2 Portfolio.......................      8,413       10,793   19,206
U.S. Vector Equity Portfolio.......................      2,934        6,801    9,735
U.S. Small Cap Portfolio...........................      5,559       25,529   31,088
U.S. Micro Cap Portfolio...........................      1,827       11,982   13,809
DFA Real Estate Securities Portfolio...............         --           --       --
International Core Equity Portfolio................      8,245           --    8,245
International Small Company Portfolio..............     11,013       11,430   22,443
United Kingdom Small Company Portfolio.............         39           62      101
DFA International Real Estate Securities Portfolio.        440           --      440
DFA Global Real Estate Securities Portfolio........      1,213           --    1,213
DFA International Small Cap Value Portfolio........     12,637        9,492   22,129

                                                    Net Investment
                                                      Income and
                                                      Short-Term
                                                      Long-Term    Capital
                                                    Capital Gains   Gains   Total
                                                    -------------- ------- -------
DFA International Real Estate Securities Portfolio.    $   440         --  $   440
International Vector Equity Portfolio..............      1,612     $  255    1,867
World ex U.S. Targeted Value Portfolio.............        147         --      147
World ex U.S. Core Equity Portfolio................        479         --      479
Selectively Hedged Global Equity Portfolio.........        278         28      306
Emerging Markets Portfolio.........................      7,227         --    7,227
Emerging Markets Small Cap Portfolio...............      6,063      2,037    8,100
Emerging Markets Value Portfolio...................     26,840         --   26,840
Emerging Markets Core Equity Portfolio.............     23,989         --   23,989

   At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                          Undistributed                                               Total Net
                                          Net Investment                                            Distributable
                                            Income and   Undistributed                 Unrealized     Earnings
                                            Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                          Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                          -------------- ------------- ------------- -------------- -------------
Enhanced U.S. Large Company
  Portfolio..............................    $  3,584      $  9,802             --     $     (111)   $   13,275
U.S. Large Cap Equity Portfolio..........       1,343            --      $  (1,351)        31,070        31,062
U.S. Large Cap Value Portfolio...........      30,479       643,969             --      4,499,039     5,173,487
U.S. Targeted Value Portfolio............      18,067       286,524             --        922,409     1,227,000
U.S. Small Cap Value Portfolio...........      26,815       487,346             --      2,227,303     2,741,464
U.S. Core Equity 1 Portfolio.............      22,875       160,144             --      3,275,015     3,458,034
U.S. Core Equity 2 Portfolio.............      25,668       296,053             --      4,046,832     4,368,553
U.S. Vector Equity Portfolio.............       4,523       119,585             --        931,331     1,055,439
U.S. Small Cap Portfolio.................      12,969       503,175             --      2,057,529     2,573,673
U.S. Micro Cap Portfolio.................       6,379       267,817             --      1,371,067     1,645,263
DFA Real Estate Securities Portfolio.....          --            --        (19,021)     1,926,171     1,907,150
Large Cap International Portfolio........      11,830            --       (268,884)       371,692       114,638
International Core Equity Portfolio......      28,345            --       (296,651)       466,496       198,190
International Small Company
  Portfolio..............................      94,660       205,951             --        665,626       966,237
Japanese Small Company Portfolio.........       6,330            --        (51,612)        29,782       (15,500)
Asia Pacific Small Company Portfolio.....       7,078            --        (33,794)       (46,165)      (72,881)
United Kingdom Small Company
  Portfolio..............................         441         1,632             --         10,389        12,462
Continental Small Company Portfolio......         446            --        (17,012)        31,682        15,116
DFA International Real Estate Securities
  Portfolio..............................      36,675            --       (215,456)       (49,047)     (227,828)
DFA Global Real Estate Securities
  Portfolio..............................      50,562            --         (1,213)       598,569       647,918
DFA International Small Cap Value
  Portfolio..............................     145,020       182,535             --      1,198,732     1,526,287
International Vector Equity Portfolio....       5,489         5,715             --         74,001        85,205
World ex U.S. Value Portfolio............         758            --           (345)        (7,850)       (7,437)
World ex U.S. Targeted Value
  Portfolio..............................         154            --        (12,694)         8,504        (4,036)
World ex U.S. Core Equity Portfolio......       3,618            --         (9,432)       (56,640)      (62,454)
World Core Equity Portfolio..............         122           132             --         (7,477)       (7,223)

                                  Undistributed                                               Total Net
                                  Net Investment                                            Distributable
                                    Income and   Undistributed                 Unrealized     Earnings
                                    Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                  Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                  -------------- ------------- ------------- -------------- -------------
Selectively Hedged Global Equity
  Portfolio......................    $  5,273       $   620             --    $     6,326    $    12,219
Emerging Markets Portfolio.......      22,683            --      $(120,360)       455,503        357,826
Emerging Markets Small Cap
  Portfolio......................      49,581        36,695             --       (252,718)      (166,442)
Emerging Markets Value Portfolio.     177,986            --       (948,015)    (3,212,233)    (3,982,262)
Emerging Markets Core Equity
  Portfolio......................      69,033            --       (489,868)    (1,224,806)    (1,645,641)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                                     Expires on October 31,
                                                    --------------------------------------------------------
                                                     2016     2017    2018    2019   2020 Unlimited  Total
                                                    ------- -------- ------- ------- ---- --------- --------
Enhanced U.S. Large Company Portfolio..............      --       --      --      --  --        --        --
U.S. Large Cap Equity Portfolio....................      --       --      --      --  --  $  1,351  $  1,351
U.S. Large Cap Value Portfolio.....................      --       --      --      --  --        --        --
U.S. Targeted Value Portfolio......................      --       --      --      --  --        --        --
U.S. Small Cap Value Portfolio.....................      --       --      --      --  --        --        --
U.S. Core Equity 1 Portfolio.......................      --       --      --      --  --        --        --
U.S. Core Equity 2 Portfolio.......................      --       --      --      --  --        --        --
U.S. Vector Equity Portfolio.......................      --       --      --      --  --        --        --
U.S. Small Cap Portfolio...........................      --       --      --      --  --        --        --
U.S. Micro Cap Portfolio...........................      --       --      --      --  --        --        --
DFA Real Estate Securities Portfolio...............      --       --      -- $19,021  --        --    19,021
Large Cap International Portfolio.................. $19,004 $135,393 $14,311  12,549  --    87,627   268,884
International Core Equity Portfolio................      --   53,176      --      --  --   243,475   296,651
International Small Company Portfolio..............      --       --      --      --  --        --        --
Japanese Small Company Portfolio...................  19,909   13,952  12,208   5,543  --        --    51,612
Asia Pacific Small Company Portfolio...............  16,317    8,261      --      --  --     9,216    33,794
United Kingdom Small Company Portfolio.............      --       --      --      --  --        --        --
Continental Small Company Portfolio................   4,536    7,224   5,252      --  --        --    17,012
DFA International Real Estate Securities Portfolio.  13,446   34,576  38,689  69,466  --    59,280   215,457
DFA Global Real Estate Securities Portfolio........      --       --     774      --  --       439     1,213
DFA International Small Cap Value Portfolio........      --       --      --      --  --        --        --
International Vector Equity Portfolio..............      --       --      --      --  --        --        --
World ex U.S. Value Portfolio......................      --       --      --     345  --        --       345
World ex U.S. Targeted Value Portfolio.............      --       --      --      --  --    12,694    12,694
World ex U.S. Core Equity Portfolio................      --       --      --      --  --     9,432     9,432
World Core Equity Portfolio........................      --       --      --      --  --        --        --
Selectively Hedged Global Equity Portfolio.........      --       --      --      --  --        --        --
Emerging Markets Portfolio.........................      --       --      --      --  --   120,360   120,360
Emerging Markets Small Cap Portfolio...............      --       --      --      --  --        --        --
Emerging Markets Value Portfolio...................      --       --      --      --  --   948,015   948,015
Emerging Markets Core Equity Portfolio.............   7,080   26,444      --      --  --   456,344   489,868

   During the year ended October 31, 2015, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

          DFA Real Estate Securities Portfolio............... $119,162
          Japanese Small Company Portfolio...................    7,558
          Continental Small Company Portfolio................    4,010
          DFA International Real Estate Securities Portfolio.       46
          World ex U.S. Value Portfolio......................    1,284

   At October 31, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                               Net
                                                                                            Unrealized
                                                     Federal     Unrealized   Unrealized   Appreciation
                                                     Tax Cost   Appreciation Depreciation (Depreciation)
                                                    ----------- ------------ ------------ --------------
Enhanced U.S. Large Company Portfolio.............. $   254,451  $       99  $      (205)  $      (106)
U.S. Large Cap Equity Portfolio....................     702,331      62,658      (31,588)       31,070
U.S. Large Cap Value Portfolio.....................  11,374,302   4,499,044           --     4,499,044
U.S. Targeted Value Portfolio......................   7,515,260   1,615,681     (693,272)      922,409
U.S. Small Cap Value Portfolio.....................  11,049,862   3,443,849   (1,216,546)    2,227,303
U.S. Core Equity 1 Portfolio.......................  11,439,540   3,779,487     (504,472)    3,275,015
U.S. Core Equity 2 Portfolio.......................  12,873,905   4,739,713     (692,881)    4,046,832
U.S. Vector Equity Portfolio.......................   3,308,684   1,196,493     (265,162)      931,331
U.S. Small Cap Portfolio...........................  10,750,151   2,874,601     (817,072)    2,057,529
U.S. Micro Cap Portfolio...........................   4,503,908   1,849,153     (478,086)    1,371,067
DFA Real Estate Securities Portfolio...............   4,915,331   2,012,053     (124,820)    1,887,233
Large Cap International Portfolio..................   2,943,799     681,190     (309,452)      371,738
International Core Equity Portfolio................  14,878,358   2,409,610   (1,942,753)      466,857
International Small Company Portfolio..............   8,517,618     665,871           --       665,871
Japanese Small Company Portfolio...................     434,450      29,837           --        29,837
Asia Pacific Small Company Portfolio...............     246,500          --      (46,161)      (46,161)
United Kingdom Small Company Portfolio.............      25,260      10,385           --        10,385
Continental Small Company Portfolio................     246,497      31,566           --        31,566
DFA International Real Estate Securities Portfolio.   3,705,640     124,793     (173,705)      (48,912)
DFA Global Real Estate Securities Portfolio........   3,816,334     615,309      (16,740)      598,569
DFA International Small Cap Value Portfolio........  12,181,419   3,009,624   (1,811,126)    1,198,498
International Vector Equity Portfolio..............   1,627,747     283,325     (209,304)       74,021
World ex U.S. Value Portfolio......................     163,302          --       (7,838)       (7,838)
World ex U.S. Targeted Value Portfolio.............     231,309      12,875       (4,369)        8,506
World ex U.S. Core Equity Portfolio................   1,288,644      61,184     (117,810)      (56,626)
World Core Equity Portfolio........................     215,558         633       (8,110)       (7,477)
Selectively Hedged Global Equity Portfolio.........     228,343      11,344       (5,028)        6,316
Emerging Markets Portfolio.........................   3,865,581     455,620           --       455,620
Emerging Markets Small Cap Portfolio...............   5,106,524          --     (254,711)     (254,711)
Emerging Markets Value Portfolio...................  18,177,759          --   (3,223,820)   (3,223,820)
Emerging Markets Core Equity Portfolio.............  17,167,174   2,426,299   (3,650,692)   (1,224,393)

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                             Year Ended             Year Ended
                                                           Oct. 31, 2015           Oct. 31,2014
                                                       ---------------------  ---------------------
                                                          Amount     Shares      Amount     Shares
                                                       -----------  --------  -----------  --------
U.S. Targeted Value Portfolio
Class R1 Shares
 Shares Issued........................................ $    32,126     1,408  $     9,171       406
 Shares Issued in Lieu of Cash Distributions..........       1,658        78          657        30
 Shares Redeemed......................................      (7,954)     (357)      (2,817)     (123)
                                                       -----------  --------  -----------  --------
Net Increase (Decrease) -- Class R1 Shares............ $    25,830     1,129  $     7,011       313
                                                       ===========  ========  ===========  ========
Class R2 Shares
 Shares Issued........................................ $    91,125     4,038  $    77,620     3,429
 Shares Issued in Lieu of Cash Distributions..........       4,855       231        1,832        84
 Shares Redeemed......................................     (35,030)   (1,563)     (21,767)     (957)
                                                       -----------  --------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $    60,950     2,706  $    57,685     2,556
                                                       ===========  ========  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $ 2,738,417   122,334  $ 1,806,386    79,191
 Shares Issued in Lieu of Cash Distributions..........     299,961    14,250      268,683    12,353
 Shares Redeemed......................................  (1,098,528)  (49,444)    (897,338)  (39,462)
                                                       -----------  --------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $ 1,939,850    87,140  $ 1,177,731    52,082
                                                       ===========  ========  ===========  ========

Emerging Markets Value Portfolio
Class R2 Shares
 Shares Issued........................................ $    30,224     1,180  $    38,565     1,378
 Shares Issued in Lieu of Cash Distributions..........       1,822        79        3,524       126
 Shares Redeemed......................................     (36,071)   (1,484)     (43,702)   (1,563)
                                                       -----------  --------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $    (4,025)     (225) $    (1,613)      (59)
                                                       ===========  ========  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $ 3,605,561   146,249  $ 3,218,550   115,620
 Shares Issued in Lieu of Cash Distributions..........     330,322    14,260      643,949    22,910
 Shares Redeemed......................................  (4,083,777) (163,185)  (3,445,026) (122,635)
                                                       -----------  --------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $  (147,894)   (2,676) $   417,473    15,895
                                                       ===========  ========  ===========  ========

   The Board of Directors of the Fund authorized the conversion of the Class R2 Shares of Emerging Markets Value Portfolio to the Class R2A Shares. The Class R2 Shares of Emerging Markets Value Portfolio ceased to be offered and available for purchase upon the close of business on December 3, 2010. Following the conversion, shareholders and investors purchased and redeemed Class R2A Shares of the Portfolio. The value of a shareholder's investment in the Portfolio was not impacted by the conversion, however, a shareholder received fewer Class R2A Shares than the number of Class R2 Shares held at the time of the conversion because the Class R2A Shares had a higher net asset value per share. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares.

   The per share data in the financial highlights prior to the year ended October 31, 2011 have been retroactively restated to reflect the conversion.

H. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. Forward Currency Contracts: Enhanced U.S. Large Company Portfolio, International Equity Portfolios and Selectively Hedged Global Equity Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The Enhanced U.S. Large Company Portfolio may also enter into forward currency contracts to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At October 31, 2015, Selectively Hedged Global Equity Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

Selectively Hedged Global Equity Portfolio*

                                                                                            Unrealized
                                                                                              Foreign
Settlement  Currency                                             Contract      Value at      Exchange
   Date     Amount**     Currency           Counterparty          Amount   October 31, 2015 Gain (Loss)
---------- ----------  ------------- --------------------------- --------  ---------------- -----------
 11/27/15      (9,018) Denmark Krone JP Morgan                   $ (1,341)     $ (1,331)       $ 10
 12/02/15     (19,485) Euro          State Street Bank and Trust  (21,479)      (21,435)         44
 12/02/15  (2,186,275) Japanese Yen  State Street Bank and Trust  (18,084)      (18,122)        (38)
 11/23/15     (19,022) Swedish Krona Citibank, N.A.                (2,294)       (2,227)         67
 11/25/15      (5,386) Swiss Franc   JP Morgan                     (5,477)       (5,452)         25
                                                                 --------      --------        ----
                                                                 $(48,675)     $(48,567)       $108
                                                                 ========      ========        ====

* During the year ended October 31, 2015, Selectively Hedged Global Equity Portfolio's average contract amount of forward currency contracts was $47,372 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. Futures Contracts: Certain Portfolios may enter into futures contracts and options on futures contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Additionally, Enhanced U.S. Large Company Portfolio may also use stock index futures to hedge against changes in equity securities' prices and to gain exposure to the S&P 500 Index(R) in the normal course of pursuing its investment objective. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2015, the following Portfolios had outstanding futures contracts (dollar amounts in thousands):

                                                  Expiration Number of  Contract Unrealized     Cash
                                Description          Date    Contracts*  Value   Gain (Loss) Collateral
                           -------------------    ---------- ---------- -------- ----------- ----------
Enhanced U.S. Large
  Company Portfolio....... S&P 500 Index(R)        12/17/15     392     $203,223   $  795         --
Selectively Hedged Global
  Equity Portfolio........ S&P 500 Emini Index(R)  12/18/15      94        9,746      752       $432
                                                                        --------   ------       ----
                                                                        $212,969   $1,547       $432
                                                                        ========   ======       ====

  Securities have been segregated as collateral for open futures contracts.

* During the year ended October 31, 2015, Enhanced U.S. Large Company Portfolio's and Selectively Hedged Global Equity Portfolio's average notional contract amount of outstanding futures contracts were $206,190 and $7,322 (in thousands), respectively.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of October 31, 2015:

                                Location on the Statements of Assets and
                                              Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Foreign exchange          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Equity contracts          Receivables: Futures
                             Margin Variation

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2015 (amounts in thousands):

                                                  Asset Derivatives Value
                                            -----------------------------------
                                              Total Value     Foreign
                                                   at        Exchange   Equity
                                            October 31, 2015 Contracts Contracts
-                                           ---------------- --------- ---------
Enhanced U.S. Large Company Portfolio......       $795           --      $795*
Selectively Hedged Global Equity Portfolio.        898         $146       752*

                                                Liability Derivatives Value
                                            -----------------------------------
                                              Total Value     Foreign
                                                   at        Exchange   Equity
                                            October 31, 2015 Contracts Contracts
-                                           ---------------- --------- ---------
Selectively Hedged Global Equity Portfolio.       $(38)        $(38)       --

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the year ended October 31, 2015 (amounts in thousands):

Derivative Type             Location of Gain (Loss) on Derivatives Recognized in Income
---------------             -----------------------------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
                            Change in Unrealized Appreciation (Depreciation) of:
                              Translation of Foreign Currency Denominated Amounts
Equity contracts            Net Realized Gain (Loss) on: Futures
                            Change in Unrealized Appreciation (Depreciation) of:
                              Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2015 (amounts in thousands):

                                                   Realized Gain (Loss) on
                                                 Derivatives Recognized in Income
                                                 -------------------------------
                                                             Foreign
                                                            Exchange    Equity
                                                  Total     Contracts  Contracts
                                                  -------   ---------  ---------
   Enhanced U.S. Large Company Portfolio........ $15,988     $  616     $15,372
   U.S. Large Cap Equity Portfolio*.............     (12)        --         (12)
   U.S. Targeted Value Portfolio*...............    (296)        --        (296)
   U.S. Small Cap Value Portfolio*..............  (2,510)        --      (2,510)
   U.S. Core Equity 2 Portfolio*................   1,793         --       1,793
   U.S. Vector Equity Portfolio*................    (811)        --        (811)
   U.S. Micro Cap Portfolio**...................  (2,258)        --      (2,258)
   Large Cap International Portfolio*...........     769         --         769
   DFA International Small Cap Value Portfolio*.  (5,555)        --      (5,555)
   World ex U.S. Targeted Value Portfolio*......    (347)        --        (347)
   World ex U.S. Core Equity Portfolio*.........     172          1         171
   Selectively Hedged Global Equity Portfolio...   2,757      3,159        (402)

                                                     Change in Unrealized
                                                 Appreciation (Depreciation) on
                                                 Derivatives Recognized in Income
                                                 -------------------------------
                                                             Foreign
                                                            Exchange    Equity
                                                  Total     Contracts  Contracts
                                                  -------   ---------  ---------
   Enhanced U.S. Large Company Portfolio........ $(6,472)    $ (205)    $(6,267)
   Selectively Hedged Global Equity Portfolio...     171       (530)        701

* As of October 31, 2015, there were no futures contracts outstanding. During the year ended October 31, 2015, the Portfolios had limited activity in futures contracts.

**During the year ended October 31, 2015, U.S. Micro Cap Portfolio's average notional contract amount of outstanding futures contracts was $6,352 (in thousands).

Offsetting of Derivative Assets and Derivative Liabilities

   The following tables present the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2015 (Amounts in thousands):

                                    Gross Amounts Not                                     Gross Amounts Not
                                 Offset in the Statements                              Offset in the Statements
                                of Assets and Liabilities                             of Assets and Liabilities
                                --------------------------                            --------------------------
                  Gross Amounts                    Cash                Gross Amounts                     Cash
                  of Recognized    Financial    Collateral    Net      of Recognized     Financial    Collateral    Net
Description        Assets (a)   Instruments (b)  Received  Amount (c) Liabilities (a) Instruments (d)  Pledged   Amount (e)
-----------       ------------- --------------- ---------- ---------- --------------- --------------- ---------- ----------
                                        Assets                                             Liabilities
                  --------------------------------------------------- -----------------------------------------------------
Selectively Hedged Global Equity Portfolio
Forward Currency
 Contracts.......     $146           $(38)          --        $108          $38            $(38)          --         --

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

NoteJ contains information regarding securities lending amounts that are subject to netting arrangements.

I. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. A line of credit with similar terms was in effect through March 31, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 9, 2015. A line of credit with similar terms was in effect through January 8, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   For the year ended October 31, 2015, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                   Weighted      Weighted    Number of   Interest Maximum Amount
                                    Average    Average Loan     Days     Expense  Borrowed During
                                 Interest Rate   Balance    Outstanding* Incurred   The Period
                                 ------------- ------------ ------------ -------- ---------------
U.S. Large Cap Equity Portfolio.     0.87%       $ 1,775         25        $ 1        $11,995
U.S. Targeted Value Portfolio...     0.88%         6,572          6          1          9,772
U.S. Small Cap Value Portfolio..     0.84%        16,106          4          1         19,998
U.S. Core Equity 1 Portfolio....     0.88%        54,145          5          7         85,542
U.S. Core Equity 2 Portfolio....     0.88%           474          1         --            474
U.S. Vector Equity Portfolio....     0.88%         4,276         32          3          9,743

                                            Weighted      Weighted    Number of   Interest Maximum Amount
                                             Average    Average Loan     Days     Expense  Borrowed During
                                          Interest Rate   Balance    Outstanding* Incurred   The Period
                                          ------------- ------------ ------------ -------- ---------------
U.S. Small Cap Portfolio.................     0.87%       $11,063          7        $ 2       $ 29,254
U.S. Micro Cap Portfolio.................     0.88%         3,340         27          2         16,624
DFA Real Estate Securities Portfolio.....     0.88%        21,674         50         27        126,767
Large Cap International Portfolio........     0.88%         8,544         13          3         30,988
International Small Company Portfolio....     0.88%         7,600         14          3         23,012
DFA International Real Estate Securities
  Portfolio..............................     0.87%         9,037          7          2         37,185
DFA Global Real Estate Securities
  Portfolio..............................     0.87%         6,020          1         --          6,020
DFA International Small Cap Value
  Portfolio..............................     0.88%         5,943         14          2         29,110
International Vector Equity Portfolio....     0.88%         9,096         26          6         33,723
World ex U.S. Value Portfolio............     0.87%           137         55         --            575
World ex U.S. Targeted Value Portfolio...     0.88%         1,328         47          2          8,741
World ex U.S. Core Equity Portfolio......     0.87%         1,527          3         --          1,614
World Core Equity Portfolio..............     0.88%           158         22         --            883
Selectively Hedged Global Equity
  Portfolio..............................     0.89%         2,230          4         --          3,193
Emerging Markets Core Equity Portfolio...     0.76%        38,623         27         26        231,513

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2015, that each Portfolio's available line of credit was utilized.

   At October 31, 2015, World ex U.S. Value Portfolio had loans outstanding in the amount of $12 (in thousands).

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   For the year ended October 31, 2015, activity by the Portfolios under the interfund lending program was as follows (amounts in thousands, except percentages and days):

                                            Weighted      Weighted    Number of   Interest  Maximum Amount
                              Borrower or    Average    Average Loan     Days     Expense/  Borrowed/Loaned
                                Lender    Interest Rate   Balance    Outstanding*  Income  During The Period
                              ----------- ------------- ------------ ------------ -------- -----------------
Emerging Markets Core Equity
  Portfolio..................  Borrower       0.49%       $304,214        4         $17        $311,958

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2015, that the Portfolio utilized an interfund loan.

   The Portfolios had no outstanding interfund loans as of October 31, 2015.

J. Affiliated Trades:

   Cross trades for the year ended October 31, 2015, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2015, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

        Portfolio                                    Purchases  Sales
        ---------                                    --------- --------
        DFA Real Estate Securities Portfolio........ $    766  $ 93,185
        International Core Equity Portfolio.........  104,379        12
        Emerging Markets Core Equity Portfolio......    2,044       213
        DFA Global Real Estate Securities Portfolio.   95,016        --
        World ex U.S. Targeted Value Portfolio......    4,220        --
        U.S. Core Equity 1 Portfolio................  173,893    50,678
        U.S. Core Equity 2 Portfolio................  149,485    37,250
        International Vector Equity Portfolio.......    9,300    11,532
        Large Cap International Portfolio...........   11,026    13,287
        DFA International Small Cap Value Portfolio.   69,151   169,181
        U.S. Targeted Value Portfolio...............  125,939   134,815
        U.S. Vector Equity Portfolio................   37,056    43,979
        U.S. Small Cap Portfolio....................  102,692    60,286
        U.S. Small Cap Value Portfolio..............   31,225   290,146
        U.S. Micro Cap Portfolio....................   30,321    72,112
        World ex U.S. Core Equity Portfolio.........   11,256        44
        U.S. Large Cap Equity Portfolio.............   16,226    10,925

K. Securities Lending:

   As of October 31, 2015, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the following Portfolios received non-cash collateral consisting of short and/or long term U.S. government securities (amounts in thousands):

                                                               Market
                                                               Value
                                                              --------
          U.S. Large Cap Equity Portfolio.................... $  4,556
          U.S. Targeted Value Portfolio......................  263,396
          U.S. Small Cap Value Portfolio.....................  315,108
          U.S. Core Equity 1 Portfolio.......................  368,724
          U.S. Core Equity 2 Portfolio.......................  531,265
          U.S. Vector Equity Portfolio.......................  117,461
          U.S. Small Cap Portfolio...........................  156,455
          U.S. Micro Cap Portfolio...........................   64,402
          DFA Real Estate Securities Portfolio...............   99,650
          Large Cap International Portfolio..................    8,107
          International Core Equity Portfolio................   21,777
          DFA International Real Estate Securities Portfolio.    2,384
          DFA International Small Cap Value Portfolio........    8,028
          International Vector Equity Portfolio..............    3,036
          World ex U.S. Targeted Value Portfolio.............      868
          World ex U.S. Core Equity Portfolio................    6,157
          Emerging Markets Core Equity Portfolio.............  708,338

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

L. Shareholder Servicing Fees:

   The Class R1 Shares pay a shareholder servicing fee in an amount up to 0.10% and Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

M. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. In-Kind Redemptions:

   In accordance with guidelines described in the Portfolios' prospectus, the Portfolios may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, a Portfolio recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceed the cost of those securities and a loss on in-kind redemptions to the extent the cost of the distributed securities on the date of redemption exceeds the value of those securities. Gains and losses realized on in-kind redemptions generally are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   During the year ended October 31, 2015, the Portfolios' realized net gains on in-kind redemptions as follows:

                 U.S. Large Cap Equity Portfolio...... $ 10,024
                 U.S. Small Cap Value Portfolio.......   12,630
                 U.S. Core Equity 1 Portfolio.........   48,790
                 U.S. Small Cap Portfolio.............   28,254
                 U.S. Micro Cap Portfolio.............   12,861
                 DFA Real Estate Securities Portfolio.  258,319
                 Large Cap International Portfolio....   33,199

             International Core Equity Portfolio......... $163,544
             DFA International Small Cap Value Portfolio.  193,547
             International Vector Equity Portfolio.......   10,623
             Emerging Markets Core Equity Portfolio......   29,647

O. Other:

   At October 31, 2015, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                                   Approximate
                                                                                    Percentage
                                                                      Number of   of Outstanding
                                                                     Shareholders     Shares
                                                                     ------------ --------------
Enhanced U.S. Large Company Portfolio -- Institutional Class
  Shares............................................................      4             75%
U.S. Large Cap Equity Portfolio -- Institutional Class Shares.......      3             95%
U.S. Large Cap Value Portfolio -- Institutional Class Shares........      3             72%
U.S. Targeted Value Portfolio -- Class R1 Shares....................      4             85%
U.S. Targeted Value Portfolio -- Class R2 Shares....................      6             81%
U.S. Targeted Value Portfolio -- Institutional Class Shares.........      3             59%
U.S. Small Cap Value Portfolio -- Institutional Class Shares........      3             58%
U.S. Core Equity 1 Portfolio -- Institutional Class Shares..........      5             77%
U.S. Core Equity 2 Portfolio -- Institutional Class Shares..........      6             84%
U.S. Vector Equity Portfolio -- Institutional Class Shares..........      5             93%
U.S. Small Cap Portfolio -- Institutional Class Shares..............      3             50%
U.S. Micro Cap Portfolio -- Institutional Class Shares..............      5             77%
DFA Real Estate Securities Portfolio -- Institutional Class Shares..      4             82%
Large Cap International Portfolio -- Institutional Class Shares.....      3             67%
International Core Equity Portfolio.................................      4             72%
Japanese Small Company Portfolio -- Institutional Class Shares......      4             86%
Asia Pacific Small Company Portfolio -- Institutional Class
  Shares............................................................      3             86%
United Kingdom Small Company Portfolio -- Institutional Class
  Shares............................................................      4             91%
Continental Small Company Portfolio -- Institutional Class
  Shares............................................................      5             96%
DFA International Real Estate Securities Portfolio -- Institutional
  Class Shares......................................................      4             92%
DFA Global Real Estate Securities Portfolio -- Institutional Class
  Shares............................................................      3             77%
DFA International Small Cap Value Portfolio -- Institutional Class
  Shares............................................................      3             61%
International Vector Equity Portfolio -- Institutional Class
  Shares............................................................      4             91%
World ex U.S. Value Portfolio -- Institutional Class Shares.........      7             93%
World ex U.S. Targeted Value Portfolio -- Institutional Class
  Shares............................................................      3             98%
World ex U.S. Core Equity Portfolio -- Institutional Class Shares...      4             86%
Selectively Hedged Global Equity Portfolio -- Institutional Class
  Shares............................................................      3             88%
Emerging Markets Portfolio -- Institutional Class Shares............      4             69%

                                                                              Approximate
                                                                               Percentage
                                                                 Number of   of Outstanding
                                                                Shareholders     Shares
                                                                ------------ --------------
Emerging Markets Small Cap Portfolio -- Institutional Class
  Shares.......................................................      4             56%
Emerging Markets Value Portfolio -- Class R2 Shares............      2             82%
Emerging Markets Value Portfolio -- Institutional Class Shares.      2             32%
Emerging Markets Core Equity Portfolio -- Institutional Class
  Shares.......................................................      3             61%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

P. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments/summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Large Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, World Core Equity Portfolio, Selectively Hedged Global Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Emerging Markets Core Equity Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodians, brokers and the transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2015

                      RESULTS OF THE SHAREHOLDER MEETING

                                  (Unaudited)

On May 8, 2015 and June 10, 2015, DFA Investment Dimensions Group Inc. ("DFAIDG") held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DFAIDG and the Portfolios, including, among other items, the election of Directors, the approval of an updated investment management agreement, and the amendment of certain fundamental investment limitations. The shareholders of the Portfolios approved each of the applicable proposals for DFAIDG and the Portfolios presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by each Portfolio. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DFAIDG

Proposal 1: Election of Directors/Trustees*

                                            % Voted % FOR              % Voted  % WITHHOLD
                                   FOR        FOR   of O/S  WITHHOLD   WITHHOLD   of O/S
                              ------------- ------- ------ ----------- -------- ----------
(a) David G. Booth........... 9,813,303,615 98.22%  63.03% 178,323,699  1.78%     1.15%
(b) George M. Constantinides. 9,825,715,266 98.34%  63.11% 165,912,043  1.66%     1.07%
(c) John P. Gould............ 9,821,346,669 98.30%  63.09% 170,280,645  1.70%     1.09%
(d) Roger G. Ibbotson........ 9,825,084,982 98.33%  63.11% 166,542,033  1.67%     1.07%
(e) Edward P. Lazear......... 9,824,635,836 98.33%  63.11% 166,991,519  1.67%     1.07%
(f) Eduardo A. Repetto....... 9,836,468,256 98.45%  63.18% 155,159,090  1.55%     1.00%
(g) Myron S. Scholes......... 9,816,729,833 98.25%  63.06% 174,897,480  1.75%     1.12%
(h) Abbie J. Smith........... 9,806,645,531 98.15%  62.99% 184,978,779  1.85%     1.19%

*  Results are for all Portfolios within DFAIDG

Asia Pacific Small Company Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 11,639,893 99.82%  92.04%  21,538   0.18%     0.17%
(b) George M. Constantinides. 11,644,232 99.85%  92.08%  17,198   0.15%     0.14%
(c) John P. Gould............ 11,641,603 99.83%  92.06%  19,828   0.17%     0.16%
(d) Roger G. Ibbotson........ 11,640,265 99.82%  92.05%  21,166   0.18%     0.17%
(e) Edward P. Lazear......... 11,634,513 99.77%  92.00%  26,917   0.23%     0.21%
(f) Eduardo A. Repetto....... 11,629,958 99.73%  91.96%  31,471   0.27%     0.25%
(g) Myron S. Scholes......... 11,644,232 99.85%  92.08%  17,198   0.15%     0.14%
(h) Abbie J. Smith........... 11,619,829 99.64%  91.88%  41,601   0.36%     0.33%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
10,344,349  88.71%  81.80% 18,073   0.15%    0.14%   28,024   0.24%    0.22%   1,270,985  10.90%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
10,358,228  88.82%  81.91%  3,954   0.03%    0.03%   28,264   0.24%    0.22%   1,270,984  10.90%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
10,344,214  88.70%  81.80% 10,804   0.09%    0.09%   35,427   0.30%    0.28%   1,270,985  10.90%

Proposal 7: Election of Trustees of Master Fund

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 11,605,130 99.52%  91.77%  56,301   0.48%     0.45%
(b) George M. Constantinides. 11,609,469 99.55%  91.80%  51,961   0.45%     0.41%
(c) John P. Gould............ 11,609,469 99.55%  91.80%  51,961   0.45%     0.41%
(d) Roger G. Ibbotson........ 11,609,469 99.55%  91.80%  51,961   0.45%     0.41%
(e) Edward P. Lazear......... 11,575,016 99.26%  91.53%  86,414   0.74%     0.68%
(f) Eduardo A. Repetto....... 11,575,016 99.26%  91.53%  86,414   0.74%     0.68%
(g) Myron S. Scholes......... 11,580,590 99.31%  91.57%  80,839   0.69%     0.64%
(h) Abbie J. Smith........... 11,581,929 99.32%  91.58%  79,501   0.68%     0.63%

Proposal 8: Approval of a "Manager of Managers" Structure for Master Fund

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
10,338,848  88.66%  81.75% 23,574   0.20%    0.19%   28,024   0.24%    0.22%   1,270,984  10.90%

Proposal 9: Approval of an Updated Investment Management Agreement Between Dimensional Fund Advisors LP and Master Fund

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
10,346,245  88.72%  81.81% 15,759   0.14%    0.12%   28,441   0.24%    0.22%   1,270,985  10.90%

Proposal 10: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities of Master Fund

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
10,336,271  88.64%  81.73% 18,747   0.16%    0.15%   35,427   0.30%    0.28%   1,270,985  10.90%

Continental Small Company Portfolio

Proposal 1: Election of Directors/Trustees

                                        % Voted % FOR           % Voted  % WITHHOLD
                                 FOR      FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              --------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 8,441,688 99.64%  78.17%  30,293   0.36%     0.28%
(b) George M. Constantinides. 8,422,910 99.42%  78.00%  49,071   0.58%     0.45%
(c) John P. Gould............ 8,437,206 99.59%  78.13%  34,775   0.41%     0.32%
(d) Roger G. Ibbotson........ 8,437,206 99.59%  78.13%  34,775   0.41%     0.32%
(e) Edward P. Lazear......... 8,429,351 99.50%  78.06%  42,630   0.50%     0.39%
(f) Eduardo A. Repetto....... 8,413,116 99.31%  77.91%  58,865   0.69%     0.55%
(g) Myron S. Scholes......... 8,437,206 99.59%  78.13%  34,775   0.41%     0.32%
(h) Abbie J. Smith........... 8,444,227 99.67%  78.20%  27,754   0.33%     0.26%

Proposal 2: Approval of a "Manager of Managers" Structure

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
6,371,613  75.21%  59.00% 20,656   0.24%    0.19%   16,634   0.20%    0.15%   2,063,078  24.35%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
6,387,842  75.40%  59.15%  4,425   0.05%    0.04%   16,634   0.20%    0.15%   2,063,080  24.35%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
6,366,860  75.15%  58.96% 11,307   0.13%    0.10%   30,732   0.36%    0.28%   2,063,082  24.35%

Proposal 7: Election of Trustees of Master Fund

                                        % Voted % FOR           % Voted  % WITHHOLD
                                 FOR      FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              --------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 8,437,994 99.60%  78.14%  33,987   0.40%     0.31%
(b) George M. Constantinides. 8,419,216 99.38%  77.96%  52,765   0.62%     0.49%
(c) John P. Gould............ 8,437,994 99.60%  78.14%  33,987   0.40%     0.31%
(d) Roger G. Ibbotson........ 8,437,994 99.60%  78.14%  33,987   0.40%     0.31%
(e) Edward P. Lazear......... 8,425,658 99.45%  78.02%  46,323   0.55%     0.43%
(f) Eduardo A. Repetto....... 8,409,422 99.26%  77.87%  62,559   0.74%     0.58%
(g) Myron S. Scholes......... 8,437,994 99.60%  78.14%  33,987   0.40%     0.31%
(h) Abbie J. Smith........... 8,440,533 99.63%  78.16%  31,449   0.37%     0.29%

Proposal 8: Approval of a "Manager of Managers" Structure for Master Fund

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
6,369,238  75.18%  58.98% 22,696   0.27%    0.21%   16,970   0.20%    0.16%   2,063,077  24.35%

Proposal 9: Approval of an Updated Investment Management Agreement Between Dimensional Fund Advisors LP and Master Fund

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
6,382,228  75.33%  59.10%  9,706   0.11%    0.09%   16,970   0.20%    0.16%   2,063,078  24.35%

Proposal 10: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities of Master Fund

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
6,365,260  75.13%  58.94% 12,794   0.15%    0.12%   30,846   0.36%    0.29%   2,063,081  24.35%

DFA Global Real Estate Securities Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 196,334,605 98.51%  56.80% 2,972,544  1.49%     0.86%
(b) George M. Constantinides. 196,344,233 98.51%  56.81% 2,962,916  1.49%     0.86%
(c) John P. Gould............ 196,145,844 98.41%  56.75% 3,161,305  1.59%     0.91%
(d) Roger G. Ibbotson........ 196,217,006 98.45%  56.77% 3,089,843  1.55%     0.89%
(e) Edward P. Lazear......... 196,317,237 98.50%  56.80% 2,989,922  1.50%     0.87%
(f) Eduardo A. Repetto....... 196,341,045 98.51%  56.80% 2,966,104  1.49%     0.86%
(g) Myron S. Scholes......... 196,199,379 98.44%  56.76% 3,107,770  1.56%     0.90%
(h) Abbie J. Smith........... 196,341,527 98.51%  56.81% 2,962,622  1.49%     0.86%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
157,279,926  78.91%  45.50% 1,641,318  0.82%    0.47%   2,488,787  1.25%    0.72%   37,897,118  19.01%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
157,824,666  79.19%  45.66% 1,109,781  0.56%    0.32%   2,475,590  1.24%    0.72%   37,897,118  19.01%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
157,349,082  78.95%  45.52% 1,514,657  0.76%    0.44%   2,546,296  1.28%    0.74%   37,897,118  19.01%

DFA International Real Estate Securities Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR             % Voted  % WITHHOLD
                                  FOR       FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 561,678,588 95.77%  93.60% 24,793,023  4.23%     4.13%
(b) George M. Constantinides. 561,981,532 95.82%  93.65% 24,490,079  4.18%     4.08%
(c) John P. Gould............ 560,888,867 95.64%  93.47% 25,582,744  4.36%     4.26%
(d) Roger G. Ibbotson........ 561,794,150 95.79%  93.62% 24,677,461  4.21%     4.11%
(e) Edward P. Lazear......... 561,973,443 95.82%  93.65% 24,498,168  4.18%     4.08%
(f) Eduardo A. Repetto....... 561,922,004 95.81%  93.64% 24,549,607  4.19%     4.09%
(g) Myron S. Scholes......... 560,031,549 95.49%  93.33% 26,440,062  4.51%     4.41%
(h) Abbie J. Smith........... 560,547,754 95.58%  93.41% 25,923,857  4.42%     4.32%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR             % Voted % AGAINST           % Voted % ABSTAIN   Broker    % Broker
FOR            FOR   of O/S  AGAINST   AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote   Non-Vote
---          ------- ------ ---------- ------- --------- --------- ------- --------- ----------- --------
395,312,237  67.41%  65.88% 13,375,891  2.28%    2.23%   1,329,601  0.23%    0.22%   176,453,881  30.09%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST         % Voted % ABSTAIN   Broker    % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote   Non-Vote
---          ------- ------ --------- ------- --------- ------- ------- --------- ----------- --------
407,779,823  69.53%  67.96% 1,958,803  0.33%    0.33%   916,453  0.16%    0.15%   176,453,881  30.09%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker    % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote   Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ----------- --------
401,838,344  68.52%  66.97% 7,626,240  1.30%    1.27%   1,024,231  0.17%    0.17%   176,453,881  30.09%

DFA International Small Cap Value Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR             % Voted  % WITHHOLD
                                  FOR       FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 427,156,861 98.85%  67.25%  4,980,197  1.15%     0.78%
(b) George M. Constantinides. 422,926,419 97.87%  66.58%  9,210,639  2.13%     1.45%
(c) John P. Gould............ 422,857,346 97.85%  66.57%  9,279,712  2.15%     1.46%
(d) Roger G. Ibbotson........ 422,925,804 97.87%  66.58%  9,211,254  2.13%     1.45%
(e) Edward P. Lazear......... 426,983,290 98.81%  67.22%  5,153,768  1.19%     0.81%
(f) Eduardo A. Repetto....... 427,862,025 99.01%  67.36%  4,275,032  0.99%     0.67%
(g) Myron S. Scholes......... 422,222,885 97.71%  66.47%  9,914,173  2.29%     1.56%
(h) Abbie J. Smith........... 422,043,801 97.66%  66.44% 10,093,257  2.34%     1.59%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
356,776,802  82.56%  56.17% 1,961,095  0.45%    0.31%   2,775,227  0.64%    0.44%   70,623,934  16.34%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
351,259,092  81.28%  55.30% 7,515,999  1.74%    1.18%   2,738,029  0.63%    0.43%   70,623,934  16.34%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST            % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- ---------- ------- --------- ---------- --------
341,377,618  79.00%  53.74% 7,915,885  1.83%    1.25%   12,219,623  2.83%    1.92%   70,623,934  16.34%

DFA Real Estate Securities Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 191,920,682 98.83%  91.83% 2,264,670  1.17%     1.08%
(b) George M. Constantinides. 191,902,366 98.82%  91.83% 2,282,986  1.18%     1.09%
(c) John P. Gould............ 191,763,038 98.75%  91.76% 2,422,314  1.25%     1.16%
(d) Roger G. Ibbotson........ 191,825,358 98.78%  91.79% 2,359,995  1.22%     1.13%
(e) Edward P. Lazear......... 191,902,512 98.82%  91.83% 2,282,840  1.18%     1.09%
(f) Eduardo A. Repetto....... 191,928,738 98.84%  91.84% 2,256,615  1.16%     1.08%
(g) Myron S. Scholes......... 191,780,253 98.76%  91.77% 2,405,100  1.24%     1.15%
(h) Abbie J. Smith........... 191,898,940 98.82%  91.82% 2,286,412  1.18%     1.09%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
119,145,720  61.36%  57.01% 630,060  0.32%    0.30%   1,088,788  0.56%    0.52%   73,320,785  37.76%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
118,519,077  61.03%  56.71% 1,149,844  0.59%    0.55%   1,195,649  0.62%    0.57%   73,320,785  37.76%

Emerging Markets Core Equity Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 512,759,977 98.37%  62.55% 8,516,861  1.63%     1.04%
(b) George M. Constantinides. 515,089,575 98.81%  62.83% 6,187,264  1.19%     0.75%
(c) John P. Gould............ 514,911,112 98.78%  62.81% 6,365,726  1.22%     0.78%
(d) Roger G. Ibbotson........ 515,017,546 98.80%  62.82% 6,259,293  1.20%     0.76%
(e) Edward P. Lazear......... 513,759,991 98.56%  62.67% 7,516,848  1.44%     0.92%
(f) Eduardo A. Repetto....... 517,616,872 99.30%  63.14% 3,659,966  0.70%     0.45%
(g) Myron S. Scholes......... 514,411,933 98.68%  62.75% 6,864,906  1.32%     0.84%
(h) Abbie J. Smith........... 513,816,585 98.57%  62.67% 7,460,253  1.43%     0.91%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker    % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote   Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ----------- --------
404,285,402  77.56%  49.31% 1,302,733  0.25%    0.16%   2,940,754  0.56%    0.36%   112,747,949  21.63%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker    % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote   Non-Vote
---          ------- ------ ------- ------- --------- --------- ------- --------- ----------- --------
405,404,387  77.77%  49.45% 994,390  0.19%    0.12%   2,130,114  0.41%    0.26%   112,747,949  21.63%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR             % Voted % AGAINST           % Voted % ABSTAIN   Broker    % Broker
FOR            FOR   of O/S  AGAINST   AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote   Non-Vote
---          ------- ------ ---------- ------- --------- --------- ------- --------- ----------- --------
393,922,183  75.57%  48.05% 12,329,911  2.37%    1.50%   2,276,799  0.44%    0.28%   112,747,949  21.63%

Emerging Markets Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR            % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ---------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 88,388,981 98.90%  54.16%   983,573  1.10%     0.60%
(b) George M. Constantinides. 88,435,609 98.95%  54.19%   936,946  1.05%     0.57%
(c) John P. Gould............ 88,423,087 98.94%  54.18%   949,468  1.06%     0.58%
(d) Roger G. Ibbotson........ 88,436,075 98.95%  54.19%   936,481  1.05%     0.57%
(e) Edward P. Lazear......... 88,449,188 98.97%  54.20%   923,366  1.03%     0.57%
(f) Eduardo A. Repetto....... 88,432,309 98.95%  54.19%   940,246  1.05%     0.58%
(g) Myron S. Scholes......... 88,352,635 98.86%  54.14% 1,019,918  1.14%     0.62%
(h) Abbie J. Smith........... 85,852,822 96.06%  52.61% 3,519,734  3.94%     2.16%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
72,549,600  81.18%  44.46% 405,536  0.45%    0.25%   1,437,349  1.61%    0.88%   14,980,069  16.76%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
72,674,175  81.32%  44.53% 315,478  0.35%    0.19%   1,402,835  1.57%    0.86%   14,980,069  16.76%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
72,427,115  81.04%  44.38% 534,224  0.60%    0.33%   1,431,148  1.60%    0.88%   14,980,069  16.76%

Proposal 7: Election of Trustees of Master Fund

                                         % Voted % FOR            % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ---------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 88,238,439 98.73%  54.07% 1,134,113  1.27%     0.69%
(b) George M. Constantinides. 88,284,738 98.78%  54.10% 1,087,815  1.22%     0.67%
(c) John P. Gould............ 88,270,500 98.77%  54.09% 1,102,055  1.23%     0.68%
(d) Roger G. Ibbotson........ 88,293,265 98.79%  54.10% 1,079,289  1.21%     0.66%
(e) Edward P. Lazear......... 88,291,531 98.79%  54.10% 1,081,023  1.21%     0.66%
(f) Eduardo A. Repetto....... 88,298,866 98.80%  54.11% 1,073,687  1.20%     0.66%
(g) Myron S. Scholes......... 88,202,636 98.69%  54.05% 1,169,918  1.31%     0.72%
(h) Abbie J. Smith........... 85,692,772 95.88%  52.51% 3,679,783  4.12%     2.25%

Proposal 8: Approval of a "Manager of Managers" Structure for Master Fund

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
72,564,182  81.19%  44.47% 373,437  0.42%    0.23%   1,454,869  1.63%    0.89%   14,980,069  16.76%

Proposal 9: Approval of an Updated Investment Management Agreement Between Dimensional Fund Advisors LP and Master Fund

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
72,628,505  81.26%  44.50% 318,602  0.36%    0.20%   1,445,382  1.62%    0.89%   14,980,069  16.76%

Proposal 10: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities of Master Fund

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
72,419,117  81.03%  44.38% 519,772  0.58%    0.32%   1,453,597  1.63%    0.89%   14,980,069  16.76%

Emerging Markets Small Cap Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 185,147,712 99.40%  74.17% 1,118,464  0.60%     0.45%
(b) George M. Constantinides. 185,307,384 99.49%  74.23%   958,793  0.51%     0.38%
(c) John P. Gould............ 185,288,443 99.48%  74.22%   977,732  0.52%     0.39%
(d) Roger G. Ibbotson........ 185,326,659 99.50%  74.24%   939,515  0.50%     0.38%
(e) Edward P. Lazear......... 185,323,042 99.49%  74.24%   943,134  0.51%     0.38%
(f) Eduardo A. Repetto....... 185,279,382 99.47%  74.22%   986,795  0.53%     0.40%
(g) Myron S. Scholes......... 184,885,129 99.26%  74.06% 1,381,046  0.74%     0.55%
(h) Abbie J. Smith........... 185,053,038 99.35%  74.13% 1,213,137  0.65%     0.49%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR             % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST   AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ---------- ------- --------- ------- ------- --------- ---------- --------
153,980,346  82.67%  61.68% 10,395,426  5.58%    4.16%   574,863  0.31%    0.23%   21,315,541  11.44%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR             % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST   AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ---------- ------- --------- ------- ------- --------- ---------- --------
154,314,155  82.85%  61.82% 10,093,030  5.42%    4.04%   543,451  0.29%    0.22%   21,315,541  11.44%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR             % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST   AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ---------- ------- --------- ------- ------- --------- ---------- --------
150,442,770  80.77%  60.26% 13,919,093  7.47%    5.58%   588,769  0.32%    0.24%   21,315,541  11.44%

Proposal 7: Election of Trustees of Master Fund

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 185,009,624 99.33%  74.11% 1,256,550  0.67%     0.50%
(b) George M. Constantinides. 185,207,198 99.43%  74.19% 1,058,976  0.57%     0.42%
(c) John P. Gould............ 185,200,140 99.43%  74.19% 1,066,035  0.57%     0.43%
(d) Roger G. Ibbotson........ 185,214,554 99.44%  74.19% 1,051,620  0.56%     0.42%
(e) Edward P. Lazear......... 185,223,508 99.44%  74.20% 1,042,666  0.56%     0.42%
(f) Eduardo A. Repetto....... 185,206,809 99.43%  74.19% 1,059,366  0.57%     0.42%
(g) Myron S. Scholes......... 184,799,998 99.21%  74.03% 1,466,174  0.79%     0.59%
(h) Abbie J. Smith........... 184,974,100 99.31%  74.10% 1,292,075  0.69%     0.52%

Proposal 8: Approval of a "Manager of Managers" Structure for Master Fund

             % Voted % FOR             % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST   AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ---------- ------- --------- ------- ------- --------- ---------- --------
153,968,431  82.66%  61.68% 10,349,752  5.56%    4.15%   632,449  0.34%    0.25%   21,315,541  11.44%

Proposal 9: Approval of an Updated Investment Management Agreement Between Dimensional Fund Advisors LP and Master Fund

             % Voted % FOR             % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST   AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ---------- ------- --------- ------- ------- --------- ---------- --------
154,225,646  82.80%  61.78% 10,094,160  5.42%    4.04%   630,831  0.34%    0.25%   21,315,541  11.44%

Proposal 10: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities of Master Fund

             % Voted % FOR             % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST   AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ---------- ------- --------- ------- ------- --------- ---------- --------
151,263,245  81.21%  60.59% 13,043,292  7.00%    5.22%   644,095  0.35%    0.26%   21,315,541  11.44%

Emerging Markets Value Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 357,516,538 99.11%  52.58% 3,211,557  0.89%     0.47%
(b) George M. Constantinides. 357,795,563 99.19%  52.62% 2,932,528  0.81%     0.43%
(c) John P. Gould............ 358,234,609 99.31%  52.69% 2,493,486  0.69%     0.37%
(d) Roger G. Ibbotson........ 358,786,097 99.46%  52.77% 1,941,997  0.54%     0.29%
(e) Edward P. Lazear......... 358,269,076 99.32%  52.69% 2,459,017  0.68%     0.36%
(f) Eduardo A. Repetto....... 358,852,650 99.48%  52.78% 1,875,441  0.52%     0.28%
(g) Myron S. Scholes......... 358,316,099 99.33%  52.70% 2,411,996  0.67%     0.35%
(h) Abbie J. Smith........... 356,199,378 98.74%  52.39% 4,528,715  1.26%     0.67%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
276,840,818  76.75%  40.72% 757,656  0.21%    0.11%   2,870,762  0.80%    0.42%   80,258,859  22.25%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
268,755,985  74.50%  39.53% 9,796,983  2.72%    1.44%   1,916,267  0.53%    0.28%   80,258,859  22.25%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR             % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST   AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ---------- ------- --------- --------- ------- --------- ---------- --------
252,757,486  70.07%  37.17% 25,473,479  7.06%    3.75%   2,238,267  0.62%    0.33%   80,258,859  22.25%

Proposal 7: Election of Trustees of Master Fund

                                          % Voted % FOR             % Voted  % WITHHOLD
                                  FOR       FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 347,379,757 96.30%  51.09% 13,348,337  3.70%     1.96%
(b) George M. Constantinides. 347,650,162 96.37%  51.13% 13,077,932  3.63%     1.92%
(c) John P. Gould............ 348,112,510 96.50%  51.20% 12,615,585  3.50%     1.86%
(d) Roger G. Ibbotson........ 348,642,595 96.65%  51.28% 12,085,500  3.35%     1.78%
(e) Edward P. Lazear......... 348,120,240 96.50%  51.20% 12,607,855  3.50%     1.85%
(f) Eduardo A. Repetto....... 348,652,651 96.65%  51.28% 12,075,444  3.35%     1.78%
(g) Myron S. Scholes......... 348,193,112 96.53%  51.21% 12,534,980  3.47%     1.84%
(h) Abbie J. Smith........... 346,479,809 96.05%  50.96% 14,248,284  3.95%     2.10%

Proposal 8: Approval of a "Manager of Managers" Structure for Master Fund

             % Voted % FOR          % Voted % AGAINST            % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ------- ------- --------- ---------- ------- --------- ---------- --------
267,220,253  74.08%  39.30% 534,811  0.15%    0.08%   12,714,171  3.52%    1.87%   80,258,859  22.25%

Proposal 9: Approval of an Updated Investment Management Agreement Between Dimensional Fund Advisors LP and Master Fund

             % Voted % FOR            % Voted % AGAINST            % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- ---------- ------- --------- ---------- --------
259,098,849  71.83%  38.11% 9,809,935  2.72%    1.44%   11,560,452  3.20%    1.70%   80,258,859  22.25%

Proposal 10: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities of Master Fund

             % Voted % FOR             % Voted % AGAINST            % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST   AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ---------- ------- --------- ---------- ------- --------- ---------- --------
243,144,637  67.40%  35.76% 25,471,297  7.06%    3.75%   11,853,301  3.29%    1.74%   80,258,859  22.25%

Enhanced U.S. Large Company Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 11,180,581 99.03%  62.45% 109,506   0.97%     0.61%
(b) George M. Constantinides. 11,176,901 99.00%  62.42% 113,186   1.00%     0.63%
(c) John P. Gould............ 11,162,115 98.87%  62.34% 127,972   1.13%     0.71%
(d) Roger G. Ibbotson........ 11,180,581 99.03%  62.45% 109,506   0.97%     0.61%
(e) Edward P. Lazear......... 11,180,581 99.03%  62.45% 109,506   0.97%     0.61%
(f) Eduardo A. Repetto....... 11,181,193 99.04%  62.45% 108,894   0.96%     0.61%
(g) Myron S. Scholes......... 11,176,901 99.00%  62.42% 113,186   1.00%     0.63%
(h) Abbie J. Smith........... 11,169,715 98.93%  62.38% 120,372   1.07%     0.67%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
9,623,226  85.24%  53.75% 33,611   0.30%    0.19%   86,371   0.77%    0.48%   1,546,879  13.70%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
9,585,717  84.90%  53.54% 52,238   0.46%    0.29%   105,254  0.93%    0.59%   1,546,879  13.70%

International Core Equity Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR             % Voted  % WITHHOLD
                                  FOR       FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 672,856,326 98.09%  62.06% 13,123,890  1.91%     1.21%
(b) George M. Constantinides. 675,768,218 98.51%  62.33% 10,211,998  1.49%     0.94%
(c) John P. Gould............ 675,497,502 98.47%  62.30% 10,482,714  1.53%     0.97%
(d) Roger G. Ibbotson........ 675,527,701 98.48%  62.30% 10,452,515  1.52%     0.96%
(e) Edward P. Lazear......... 675,789,759 98.51%  62.33% 10,190,457  1.49%     0.94%
(f) Eduardo A. Repetto....... 675,843,876 98.52%  62.33% 10,136,340  1.48%     0.93%
(g) Myron S. Scholes......... 675,515,698 98.47%  62.30% 10,464,518  1.53%     0.97%
(h) Abbie J. Smith........... 675,648,212 98.49%  62.31% 10,332,004  1.51%     0.95%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker    % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote   Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ----------- --------
544,698,329  79.40%  50.24% 5,115,788  0.75%    0.47%   8,657,170  1.26%    0.80%   127,508,929  18.59%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker    % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote   Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ----------- --------
546,088,004  79.61%  50.37% 3,747,948  0.55%    0.35%   8,635,335  1.26%    0.80%   127,508,929  18.59%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker    % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote   Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ----------- --------
542,811,703  79.13%  50.06% 6,562,991  0.96%    0.61%   9,096,594  1.33%    0.84%   127,508,929  18.59%

International Small Company Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 304,745,989 99.09%  61.29% 2,783,648  0.91%     0.56%
(b) George M. Constantinides. 305,217,121 99.25%  61.39% 2,312,515  0.75%     0.47%
(c) John P. Gould............ 305,033,768 99.19%  61.35% 2,495,868  0.81%     0.50%
(d) Roger G. Ibbotson........ 305,219,666 99.25%  61.39% 2,309,970  0.75%     0.46%
(e) Edward P. Lazear......... 304,381,872 98.98%  61.22% 3,147,765  1.02%     0.63%
(f) Eduardo A. Repetto....... 305,225,040 99.25%  61.39% 2,304,596  0.75%     0.46%
(g) Myron S. Scholes......... 305,045,984 99.19%  61.35% 2,483,652  0.81%     0.50%
(h) Abbie J. Smith........... 304,176,100 98.91%  61.18% 3,353,536  1.09%     0.67%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
264,084,888  85.87%  53.12% 1,214,060  0.39%    0.24%   2,018,223  0.66%    0.41%   40,212,465  13.08%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
264,517,293  86.01%  53.20% 855,488  0.28%    0.17%   1,944,388  0.63%    0.39%   40,212,465  13.08%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST            % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- ---------- ------- --------- ---------- --------
252,039,805  81.96%  50.69% 2,199,911  0.72%    0.44%   13,077,456  4.25%    2.63%   40,212,465  13.08%

International Vector Equity Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR            % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ---------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 76,129,403 97.27%  59.52% 2,136,729  2.73%     1.67%
(b) George M. Constantinides. 77,246,959 98.70%  60.39% 1,019,172  1.30%     0.80%
(c) John P. Gould............ 77,230,969 98.68%  60.38% 1,035,163  1.32%     0.81%
(d) Roger G. Ibbotson........ 77,258,097 98.71%  60.40% 1,008,035  1.29%     0.79%
(e) Edward P. Lazear......... 77,242,828 98.69%  60.39% 1,023,304  1.31%     0.80%
(f) Eduardo A. Repetto....... 77,251,917 98.70%  60.39% 1,014,215  1.30%     0.79%
(g) Myron S. Scholes......... 77,241,592 98.69%  60.39% 1,024,540  1.31%     0.80%
(h) Abbie J. Smith........... 77,241,431 98.69%  60.39% 1,024,700  1.31%     0.80%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
60,942,721  77.87%  47.64% 497,071  0.64%    0.39%   1,058,692  1.35%    0.83%   15,767,648  20.15%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
61,199,712  78.19%  47.84% 292,739  0.37%    0.23%   1,006,027  1.29%    0.79%   15,767,648  20.15%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
60,533,080  77.34%  47.32% 399,172  0.51%    0.31%   1,566,230  2.00%    1.22%   15,767,648  20.15%

Japanese Small Company Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 17,118,176 97.35%  69.73% 465,304   2.65%     1.90%
(b) George M. Constantinides. 17,578,048 99.97%  71.61%   5,433   0.03%     0.02%
(c) John P. Gould............ 17,578,048 99.97%  71.61%   5,433   0.03%     0.02%
(d) Roger G. Ibbotson........ 17,578,048 99.97%  71.61%   5,433   0.03%     0.02%
(e) Edward P. Lazear......... 17,569,097 99.92%  71.57%  14,381   0.08%     0.06%
(f) Eduardo A. Repetto....... 17,569,097 99.92%  71.57%  14,381   0.08%     0.06%
(g) Myron S. Scholes......... 17,578,048 99.97%  71.61%   5,433   0.03%     0.02%
(h) Abbie J. Smith........... 17,578,048 99.97%  71.61%   5,433   0.03%     0.02%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
16,950,745  96.40%  69.05% 13,789   0.08%    0.06%    4,488   0.03%    0.02%   614,458   3.49%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
16,961,266  96.46%  69.09%  4,026   0.02%    0.02%    3,733   0.02%    0.02%   614,458   3.49%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
16,950,676  96.40%  69.05%  7,307   0.04%    0.03%   11,037   0.06%    0.04%   614,458   3.49%

Proposal 7: Election of Trustees of Master Fund

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 17,118,176 97.35%  69.73% 465,304   2.65%     1.90%
(b) George M. Constantinides. 17,578,048 99.97%  71.61%   5,433   0.03%     0.02%
(c) John P. Gould............ 17,578,048 99.97%  71.61%   5,433   0.03%     0.02%
(d) Roger G. Ibbotson........ 17,578,048 99.97%  71.61%   5,433   0.03%     0.02%
(e) Edward P. Lazear......... 17,569,097 99.92%  71.57%  14,381   0.08%     0.06%
(f) Eduardo A. Repetto....... 17,569,097 99.92%  71.57%  14,381   0.08%     0.06%
(g) Myron S. Scholes......... 17,578,048 99.97%  71.61%   5,433   0.03%     0.02%
(h) Abbie J. Smith........... 17,578,048 99.97%  71.61%   5,433   0.03%     0.02%

Proposal 8: Approval of a "Manager of Managers" Structure for Master Fund

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
16,950,745   96.40% 69.05% 13,789   0.08%    0.06%    4,488   0.03%    0.02%   614,458    3.49%

Proposal 9: Approval of an Updated Investment Management Agreement Between Dimensional Fund Advisors LP and Master Fund

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
16,961,266  96.46%  69.09%  4,026   0.02%    0.02%    3,733   0.02%    0.02%   614,458   3.49%

Proposal 10: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities of Master Fund

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
16,950,676  96.40%  69.05%  7,307   0.04%    0.03%   11,037   0.06%    0.04%   614,458   3.49%

Large Cap International Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR            % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
-                             ---------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 80,552,555 99.02%  52.96%   795,293  0.98%     0.52%
(b) George M. Constantinides. 80,544,448 99.01%  52.96%   803,400  0.99%     0.53%
(c) John P. Gould............ 80,530,857 99.00%  52.95%   816,990  1.00%     0.54%
(d) Roger G. Ibbotson........ 80,567,292 99.04%  52.97%   780,555  0.96%     0.51%
(e) Edward P. Lazear......... 80,559,995 99.03%  52.97%   787,852  0.97%     0.52%
(f) Eduardo A. Repetto....... 80,573,093 99.05%  52.98%   774,754  0.95%     0.51%
(g) Myron S. Scholes......... 80,508,645 98.97%  52.93%   839,202  1.03%     0.55%
(h) Abbie J. Smith........... 80,018,260 98.37%  52.61% 1,329,587  1.63%     0.87%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST            % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ---------- ------- --------- --------- --------
65,339,524  80.32%  42.96% 699,791  0.86%    0.46%   11,158,077 13.72%    7.34%   4,150,456  5.10%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
76,004,612  93.43%  49.97% 450,751  0.55%    0.30%   742,028  0.91%    0.49%   4,150,456  5.10%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
75,546,871  92.87%  49.67% 833,703  1.02%    0.55%   816,816  1.00%    0.54%   4,150,456  5.10%

Selectively Hedged Global Equity Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
-                             ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 12,529,536 99.46%  98.62%  67,965   0.54%     0.53%
(b) George M. Constantinides. 12,518,883 99.38%  98.54%  78,618   0.62%     0.62%
(c) John P. Gould............ 12,477,966 99.05%  98.21% 119,535   0.95%     0.94%
(d) Roger G. Ibbotson........ 12,502,373 99.24%  98.41%  95,128   0.76%     0.75%
(e) Edward P. Lazear......... 12,508,227 99.29%  98.45%  89,274   0.71%     0.70%
(f) Eduardo A. Repetto....... 12,534,885 99.50%  98.66%  62,616   0.50%     0.49%
(g) Myron S. Scholes......... 12,534,214 99.50%  98.66%  63,287   0.50%     0.50%
(h) Abbie J. Smith........... 12,534,885 99.50%  98.66%  62,616   0.50%     0.49%

Proposal 2: Approval of a "Manager of Managers" Structure

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
7,148,402  56.74%  56.27% 77,840   0.62%    0.61%    6,087   0.05%    0.05%   5,365,172  42.59%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
7,161,329  56.85%  56.37% 64,492   0.51%    0.51%    6,507   0.05%    0.05%   5,365,172  42.59%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
7,081,180  56.21%  55.74% 138,063  1.10%    1.09%   13,086   0.10%    0.10%   5,365,172  42.59%

U.S. Core Equity 1 Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
-                             ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 434,285,920 98.68%  65.45% 5,830,894  1.32%     0.88%
(b) George M. Constantinides. 434,423,658 98.71%  65.47% 5,693,157  1.29%     0.86%
(c) John P. Gould............ 434,186,528 98.65%  65.44% 5,930,286  1.35%     0.89%
(d) Roger G. Ibbotson........ 434,310,696 98.68%  65.45% 5,806,119  1.32%     0.88%
(e) Edward P. Lazear......... 434,411,627 98.70%  65.47% 5,705,188  1.30%     0.86%
(f) Eduardo A. Repetto....... 434,421,142 98.71%  65.47% 5,695,672  1.29%     0.86%
(g) Myron S. Scholes......... 434,320,913 98.68%  65.46% 5,795,902  1.32%     0.87%
(h) Abbie J. Smith........... 434,333,997 98.69%  65.46% 5,782,817  1.31%     0.87%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
343,654,597  78.08%  51.79% 2,088,172  0.47%    0.31%   4,389,310  1.00%    0.66%   89,984,736  20.45%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
342,639,859  77.85%  51.64% 2,903,674  0.66%    0.44%   4,588,541  1.04%    0.69%   89,984,736  20.45%

U.S. Core Equity 2 Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
-                             ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 498,383,326 98.39%  63.74% 8,157,825  1.61%     1.04%
(b) George M. Constantinides. 498,667,272 98.45%  63.78% 7,873,879  1.55%     1.01%
(c) John P. Gould............ 498,427,452 98.40%  63.74% 8,113,699  1.60%     1.04%
(d) Roger G. Ibbotson........ 498,324,654 98.38%  63.73% 8,216,497  1.62%     1.05%
(e) Edward P. Lazear......... 498,722,118 98.46%  63.78% 7,819,033  1.54%     1.00%
(f) Eduardo A. Repetto....... 498,683,770 98.45%  63.78% 7,857,381  1.55%     1.00%
(g) Myron S. Scholes......... 498,461,661 98.40%  63.75% 8,079,491  1.60%     1.03%
(h) Abbie J. Smith........... 498,439,348 98.40%  63.75% 8,101,803  1.60%     1.04%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
410,681,752  81.08%  52.52% 3,273,472  0.65%    0.42%   7,896,659  1.56%    1.01%   84,689,269  16.72%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
408,263,526  80.60%  52.21% 5,055,730  1.00%    0.65%   8,532,625  1.68%    1.09%   84,689,269  16.72%

U.S. Large Cap Equity Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
-                             ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 27,875,576 97.86%  68.31% 609,371   2.14%     1.49%
(b) George M. Constantinides. 27,873,892 97.85%  68.31% 611,055   2.15%     1.50%
(c) John P. Gould............ 27,864,502 97.82%  68.28% 620,445   2.18%     1.52%
(d) Roger G. Ibbotson........ 27,856,762 97.79%  68.26% 628,185   2.21%     1.54%
(e) Edward P. Lazear......... 27,858,695 97.80%  68.27% 626,252   2.20%     1.53%
(f) Eduardo A. Repetto....... 27,857,357 97.80%  68.27% 627,590   2.20%     1.54%
(g) Myron S. Scholes......... 27,857,965 97.80%  68.27% 626,982   2.20%     1.54%
(h) Abbie J. Smith........... 27,832,973 97.71%  68.21% 651,974   2.29%     1.60%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
20,216,448  70.97%  49.54% 267,282  0.94%    0.65%   233,475  0.82%    0.57%   7,767,742  27.27%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
20,154,331  70.75%  49.39% 288,542  1.01%    0.71%   274,332  0.96%    0.67%   7,767,742  27.27%

U.S. Large Cap Value Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
-                             ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 231,588,649 96.26%  49.72% 9,002,650  3.74%     1.93%
(b) George M. Constantinides. 231,663,700 96.29%  49.74% 8,927,600  3.71%     1.92%
(c) John P. Gould............ 231,658,481 96.29%  49.74% 8,932,820  3.71%     1.92%
(d) Roger G. Ibbotson........ 231,646,129 96.28%  49.73% 8,945,172  3.72%     1.92%
(e) Edward P. Lazear......... 231,302,147 96.14%  49.66% 9,289,152  3.86%     1.99%
(f) Eduardo A. Repetto....... 231,728,793 96.32%  49.75% 8,862,508  3.68%     1.90%
(g) Myron S. Scholes......... 231,671,603 96.29%  49.74% 8,919,698  3.71%     1.92%
(h) Abbie J. Smith........... 230,852,486 95.95%  49.56% 9,738,814  4.05%     2.09%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST            % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- ---------- ------- --------- ---------- --------
188,848,520  78.49%  40.54% 1,256,726  0.52%    0.27%   11,248,894  4.68%    2.42%   39,237,159  16.31%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
190,051,397  78.99%  40.80% 2,578,696  1.07%    0.55%   8,724,045  3.63%    1.87%   39,237,159  16.31%

Proposal 7: Election of Trustees of Master Fund

                                          % Voted % FOR             % Voted  % WITHHOLD
                                  FOR       FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
-                             ----------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 230,999,779 96.01%  49.59%  9,591,521  3.99%     2.06%
(b) George M. Constantinides. 231,121,330 96.06%  49.62%  9,469,970  3.94%     2.03%
(c) John P. Gould............ 231,123,442 96.06%  49.62%  9,467,856  3.94%     2.03%
(d) Roger G. Ibbotson........ 231,111,281 96.06%  49.62%  9,480,020  3.94%     2.04%
(e) Edward P. Lazear......... 231,164,676 96.08%  49.63%  9,426,623  3.92%     2.02%
(f) Eduardo A. Repetto....... 231,172,012 96.08%  49.63%  9,419,286  3.92%     2.02%
(g) Myron S. Scholes......... 231,037,213 96.03%  49.60%  9,554,083  3.97%     2.05%
(h) Abbie J. Smith........... 230,304,151 95.72%  49.45% 10,289,440  4.28%     2.21%

Proposal 9: Approval of an Updated Investment Management Agreement Between Dimensional Fund Advisors LP and Master Fund

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
191,481,360  79.59%  41.11% 1,260,262  0.52%    0.27%   8,612,516  3.58%    1.85%   39,237,159  16.31%

Proposal 10: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities of Master Fund

             % Voted % FOR            % Voted % AGAINST            % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- ---------- ------- --------- ---------- --------
187,130,671  77.78%  40.18% 2,459,641  1.02%    0.53%   11,763,829  4.89%    2.53%   39,237,159  16.31%

U.S. Micro Cap Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
-                             ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 164,271,139 98.46%  62.21% 2,575,435  1.54%     0.98%
(b) George M. Constantinides. 164,975,158 98.88%  62.47% 1,871,416  1.12%     0.71%
(c) John P. Gould............ 165,003,555 98.90%  62.48% 1,843,019  1.10%     0.70%
(d) Roger G. Ibbotson........ 164,878,237 98.82%  62.44% 1,968,337  1.18%     0.75%
(e) Edward P. Lazear......... 164,512,831 98.60%  62.30% 2,333,743  1.40%     0.88%
(f) Eduardo A. Repetto....... 165,061,558 98.93%  62.51% 1,785,016  1.07%     0.68%
(g) Myron S. Scholes......... 164,334,734 98.49%  62.23% 2,511,839  1.51%     0.95%
(h) Abbie J. Smith........... 162,817,945 97.59%  61.66% 4,028,629  2.41%     1.53%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN  Broker   % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote  Non-Vote
---          ------- ------ ------- ------- --------- --------- ------- --------- --------- --------
154,745,467  92.75%  58.60% 652,520  0.39%    0.25%   1,518,424  0.91%    0.58%   9,930,163  5.95%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR             % Voted % AGAINST           % Voted % ABSTAIN  Broker   % Broker
FOR            FOR   of O/S  AGAINST   AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote  Non-Vote
---          ------- ------ ---------- ------- --------- --------- ------- --------- --------- --------
138,828,378  83.21%  52.57% 16,378,930  9.82%    6.20%   1,709,098  1.02%    0.65%   9,930,163  5.95%

U.S. Small Cap Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
-                             ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 174,580,799 98.68%  54.07% 2,339,271  1.32%     0.72%
(b) George M. Constantinides. 174,859,505 98.84%  54.16% 2,060,564  1.16%     0.64%
(c) John P. Gould............ 174,768,633 98.78%  54.13% 2,151,437  1.22%     0.67%
(d) Roger G. Ibbotson........ 174,864,847 98.84%  54.16% 2,055,222  1.16%     0.64%
(e) Edward P. Lazear......... 174,728,379 98.76%  54.12% 2,191,730  1.24%     0.68%
(f) Eduardo A. Repetto....... 174,864,349 98.84%  54.16% 2,055,761  1.16%     0.64%
(g) Myron S. Scholes......... 174,805,168 98.80%  54.14% 2,114,902  1.20%     0.66%
(h) Abbie J. Smith........... 173,268,805 97.94%  53.67% 3,651,264  2.06%     1.13%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
133,640,799  75.54%  41.39% 596,340  0.34%    0.18%   1,247,401  0.71%    0.39%   41,435,530  23.42%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
125,213,629  70.77%  38.78% 8,824,180  4.99%    2.73%   1,446,725  0.82%    0.45%   41,435,530  23.42%

U.S. Small Cap Value Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 181,429,457 98.32%  53.41% 3,103,192  1.68%     0.91%
(b) George M. Constantinides. 181,508,828 98.36%  53.43% 3,023,821  1.64%     0.89%
(c) John P. Gould............ 181,518,665 98.37%  53.44% 3,013,983  1.63%     0.89%
(d) Roger G. Ibbotson........ 181,553,109 98.39%  53.45% 2,979,540  1.61%     0.88%
(e) Edward P. Lazear......... 181,131,546 98.16%  53.32% 3,401,103  1.84%     1.00%
(f) Eduardo A. Repetto....... 181,531,573 98.37%  53.44% 3,001,075  1.63%     0.88%
(g) Myron S. Scholes......... 181,130,106 98.16%  53.32% 3,402,543  1.84%     1.00%
(h) Abbie J. Smith........... 180,574,521 97.86%  53.16% 3,958,128  2.14%     1.17%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
131,525,544   71.27% 38.72% 756,489  0.41%    0.22%   2,175,042  1.18%    0.64%   50,075,574  27.14%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
130,415,931   70.67% 38.39% 1,507,334  0.82%    0.44%   2,533,810  1.37%    0.75%   50,075,574  27.14%

U.S. Targeted Value Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 140,843,340 98.95%  52.08% 1,499,845  1.05%     0.55%
(b) George M. Constantinides. 140,908,340 98.99%  52.10% 1,434,845  1.01%     0.53%
(c) John P. Gould............ 140,871,483 98.97%  52.09% 1,471,702  1.03%     0.54%
(d) Roger G. Ibbotson........ 140,939,213 99.01%  52.12% 1,403,972  0.99%     0.52%
(e) Edward P. Lazear......... 140,927,444 99.01%  52.11% 1,415,741  0.99%     0.52%
(f) Eduardo A. Repetto....... 141,044,929 99.09%  52.15% 1,298,256  0.91%     0.48%
(g) Myron S. Scholes......... 138,910,654 97.59%  51.37% 3,432,531  2.41%     1.27%
(h) Abbie J. Smith........... 141,062,863 99.10%  52.16% 1,280,323  0.90%     0.47%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
113,050,056  79.42%  41.80% 411,624  0.29%    0.15%   1,031,579  0.72%    0.38%   27,849,926  19.57%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
112,711,306  79.18%  41.68% 656,703  0.46%    0.24%   1,125,248  0.79%    0.42%   27,849,926  19.57%

U.S. Vector Equity Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 134,896,173 98.40%  62.59% 2,199,013  1.60%     1.02%
(b) George M. Constantinides. 135,040,705 98.50%  62.66% 2,054,481  1.50%     0.95%
(c) John P. Gould............ 134,970,749 98.45%  62.62% 2,124,437  1.55%     0.99%
(d) Roger G. Ibbotson........ 135,008,396 98.48%  62.64% 2,086,790  1.52%     0.97%
(e) Edward P. Lazear......... 135,049,352 98.51%  62.66% 2,045,834  1.49%     0.95%
(f) Eduardo A. Repetto....... 135,033,195 98.50%  62.65% 2,061,991  1.50%     0.96%
(g) Myron S. Scholes......... 135,008,614 98.48%  62.64% 2,086,572  1.52%     0.97%
(h) Abbie J. Smith........... 135,030,860 98.49%  62.65% 2,064,326  1.51%     0.96%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ ------- ------- --------- --------- ------- --------- ---------- --------
100,815,253  73.54%  46.78% 984,954  0.72%    0.46%   1,528,546  1.11%    0.71%   33,766,434  24.63%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
100,164,642   73.06% 46.48% 1,253,230  0.91%    0.58%   1,910,877  1.39%    0.89%   33,766,434  24.63%

United Kingdom Small Company Portfolio

Proposal 1: Election of Directors/Trustees

                                        % Voted % FOR           % Voted  % WITHHOLD
                                 FOR      FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              --------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 1,000,418 99.53%  98.75%  4,689    0.47%     0.46%
(b) George M. Constantinides. 1,000,418 99.53%  98.75%  4,689    0.47%     0.46%
(c) John P. Gould............ 1,000,418 99.53%  98.75%  4,689    0.47%     0.46%
(d) Roger G. Ibbotson........ 1,000,418 99.53%  98.75%  4,689    0.47%     0.46%
(e) Edward P. Lazear.........   996,866 99.18%  98.40%  8,240    0.82%     0.81%
(f) Eduardo A. Repetto.......   998,833 99.38%  98.59%  6,273    0.62%     0.62%
(g) Myron S. Scholes......... 1,000,418 99.53%  98.75%  4,689    0.47%     0.46%
(h) Abbie J. Smith........... 1,000,418 99.53%  98.75%  4,689    0.47%     0.46%

Proposal 2: Approval of a "Manager of Managers" Structure

         % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR        FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---      ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
664,471  66.11%  65.59%  7,608   0.76%    0.75%     607    0.06%    0.06%   332,421   33.07%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

         % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR        FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---      ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
671,082  66.77%  66.24%  1,054   0.10%    0.10%     551    0.05%    0.05%   332,421   33.07%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

         % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR        FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---      ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
666,817  66.34%  65.82%  1,247   0.12%    0.12%    4,622   0.46%    0.46%   332,421   33.07%

Proposal 7: Election of Trustees of Master Fund

                                        % Voted % FOR           % Voted  % WITHHOLD
                                 FOR      FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              --------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 1,002,322 99.72%  98.94%  2,785    0.28%     0.27%
(b) George M. Constantinides. 1,002,322 99.72%  98.94%  2,785    0.28%     0.27%
(c) John P. Gould............ 1,002,322 99.72%  98.94%  2,785    0.28%     0.27%
(d) Roger G. Ibbotson........ 1,002,322 99.72%  98.94%  2,785    0.28%     0.27%
(e) Edward P. Lazear.........   998,769 99.37%  98.59%  6,337    0.63%     0.63%
(f) Eduardo A. Repetto....... 1,000,054 99.50%  98.72%  5,052    0.50%     0.50%
(g) Myron S. Scholes......... 1,002,322 99.72%  98.94%  2,785    0.28%     0.27%
(h) Abbie J. Smith........... 1,002,322 99.72%  98.94%  2,785    0.28%     0.27%

Proposal 8: Approval of a "Manager of Managers" Structure for Master Fund

         % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR        FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---      ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
667,365  66.40%  65.88%  4,714   0.47%    0.47%     607    0.06%    0.06%   332,421   33.07%

Proposal 9: Approval of an Updated Investment Management Agreement Between Dimensional Fund Advisors LP and Master Fund

         % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR        FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---      ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
671,239  66.78%  66.26%   841    0.08%    0.08%     607    0.06%    0.06%   332,421   33.07%

Proposal 10: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities of Master Fund

         % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR        FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---      ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
666,761  66.34%  65.82%  1,247   0.12%    0.12%    4,678   0.47%    0.46%   332,421   33.07%

World Core Equity Portfolio

Proposal 1: Election of Directors/Trustees

                                        % Voted % FOR           % Voted  % WITHHOLD
                                 FOR      FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              --------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 9,667,566 100.00% 98.68%    0      0.00%     0.00%
(b) George M. Constantinides. 9,667,566 100.00% 98.68%    0      0.00%     0.00%
(c) John P. Gould............ 9,667,566 100.00% 98.68%    0      0.00%     0.00%
(d) Roger G. Ibbotson........ 9,667,566 100.00% 98.68%    0      0.00%     0.00%
(e) Edward P. Lazear......... 9,667,566 100.00% 98.68%    0      0.00%     0.00%
(f) Eduardo A. Repetto....... 9,667,566 100.00% 98.68%    0      0.00%     0.00%
(g) Myron S. Scholes......... 9,667,566 100.00% 98.68%    0      0.00%     0.00%
(h) Abbie J. Smith........... 9,667,566 100.00% 98.68%    0      0.00%     0.00%

Proposal 2: Approval of a "Manager of Managers" Structure

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
9,212,626  95.29%  94.04%    0     0.00%    0.00%      0     0.00%    0.00%   454,940   4.71%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
9,212,626  95.29%  94.04%    0     0.00%    0.00%      0     0.00%    0.00%   454,940   4.71%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
9,212,626  95.29%  94.04%    0     0.00%    0.00%      0     0.00%    0.00%   454,940   4.71%

World ex U.S. Core Equity Portfolio

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 56,997,599 99.46%  96.06% 307,436   0.54%     0.52%
(b) George M. Constantinides. 56,995,122 99.46%  96.06% 309,913   0.54%     0.52%
(c) John P. Gould............ 56,995,553 99.46%  96.06% 309,482   0.54%     0.52%
(d) Roger G. Ibbotson........ 57,004,740 99.48%  96.08% 300,295   0.52%     0.51%
(e) Edward P. Lazear......... 56,999,080 99.47%  96.07% 305,955   0.53%     0.52%
(f) Eduardo A. Repetto....... 56,999,309 99.47%  96.07% 305,726   0.53%     0.52%
(g) Myron S. Scholes......... 56,989,462 99.45%  96.05% 315,573   0.55%     0.53%
(h) Abbie J. Smith........... 56,979,314 99.43%  96.03% 325,721   0.57%     0.55%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- ---------- --------
36,832,446  64.27%  62.08% 196,814  0.34%    0.33%   409,951  0.72%    0.69%   19,865,824  34.67%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- ---------- --------
36,932,575  64.45%  62.25% 98,485   0.17%    0.17%   408,152  0.71%    0.69%   19,865,824  34.67%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- ---------- --------
36,814,236  64.24%  62.05% 128,613  0.22%    0.22%   496,365  0.87%    0.84%   19,865,824  34.67%

World ex U.S. Targeted Value Portfolio

Proposal 1: Election of Directors/Trustees

                                        % Voted % FOR           % Voted  % WITHHOLD
                                 FOR      FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              --------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 9,421,727 97.30%  57.53% 261,379   2.70%     1.60%
(b) George M. Constantinides. 9,420,262 97.29%  57.52% 262,844   2.71%     1.60%
(c) John P. Gould............ 9,420,262 97.29%  57.52% 262,844   2.71%     1.60%
(d) Roger G. Ibbotson........ 9,421,727 97.30%  57.53% 261,379   2.70%     1.60%
(e) Edward P. Lazear......... 9,420,262 97.29%  57.52% 262,844   2.71%     1.60%
(f) Eduardo A. Repetto....... 9,420,262 97.29%  57.52% 262,844   2.71%     1.60%
(g) Myron S. Scholes......... 9,421,727 97.30%  57.53% 261,379   2.70%     1.60%
(h) Abbie J. Smith........... 9,421,727 97.30%  57.53% 261,379   2.70%     1.60%

Proposal 2: Approval of a "Manager of Managers" Structure

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
6,767,677  69.89%  41.33% 134,642  1.39%    0.82%   119,151  1.23%    0.73%   2,661,636  27.49%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
6,838,990  70.63%  41.76% 103,910  1.07%    0.63%   78,572   0.81%    0.48%   2,661,636  27.49%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
6,741,608  69.62%  41.17% 146,443  1.51%    0.89%   133,419  1.38%    0.81%   2,661,636  27.49%

World ex U.S. Value Portfolio

Proposal 1: Election of Directors/Trustees

                                        % Voted % FOR           % Voted  % WITHHOLD
                                 FOR      FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              --------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 9,324,786 99.49%  89.76%  47,352   0.51%     0.46%
(b) George M. Constantinides. 9,325,671 99.50%  89.77%  46,467   0.50%     0.45%
(c) John P. Gould............ 9,325,671 99.50%  89.77%  46,467   0.50%     0.45%
(d) Roger G. Ibbotson........ 9,324,786 99.49%  89.76%  47,352   0.51%     0.46%
(e) Edward P. Lazear......... 9,324,533 99.49%  89.76%  47,605   0.51%     0.46%
(f) Eduardo A. Repetto....... 9,324,533 99.49%  89.76%  47,605   0.51%     0.46%
(g) Myron S. Scholes......... 9,323,189 99.48%  89.75%  48,949   0.52%     0.47%
(h) Abbie J. Smith........... 9,325,671 99.50%  89.77%  46,467   0.50%     0.45%

Proposal 2: Approval of a "Manager of Managers" Structure

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
6,927,565  73.92%  66.69% 10,437   0.11%    0.10%   15,987   0.17%    0.15%   2,418,149  25.80%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
6,930,042  73.94%  66.71%  7,961   0.08%    0.08%   15,987   0.17%    0.15%   2,418,149  25.80%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

           % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker   % Broker
FOR          FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote  Non-Vote
---        ------- ------ ------- ------- --------- ------- ------- --------- --------- --------
6,904,489  73.67%  66.46% 32,375   0.35%    0.31%   17,125   0.18%    0.16%   2,418,149  25.80%

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA COMMODITY STRATEGY PORTFOLIO VS.
BLOOMBERG COMMODITY INDEX TOTAL RETURN
November 9, 2010-October 31, 2015

                                    [CHART]


                DFA Commodity Strategy       Bloomberg Commodity Index
                       Portfolio                   Total Return
                ----------------------    -----------------------------
11/1/2010               $10,000                      $10,000
11/1/2010                 9,480                        9,414
12/1/2010                10,464                       10,420
 1/1/2011                10,584                       10,525
 2/1/2011                10,804                       10,664
 3/1/2011                11,010                       10,884
 4/1/2011                11,440                       11,261
 5/1/2011                10,889                       10,691
 6/1/2011                10,337                       10,152
 7/1/2011                10,678                       10,452
 8/1/2011                10,788                       10,557
 9/1/2011                 9,187                        9,001
10/1/2011                 9,798                        9,597
11/1/2011                 9,538                        9,384
12/1/2011                 9,199                        9,032
 1/1/2012                 9,480                        9,256
 2/1/2012                 9,752                        9,506
 3/1/2012                 9,360                        9,112
 4/1/2012                 9,299                        9,074
 5/1/2012                 8,494                        8,245
 6/1/2012                 8,889                        8,698
 7/1/2012                 9,494                        9,261
 8/1/2012                 9,676                        9,381
 9/1/2012                 9,840                        9,541
10/1/2012                 9,497                        9,171
11/1/2012                 9,547                        9,176
12/1/2012                 9,321                        8,937
 1/1/2013                 9,544                        9,151
 2/1/2013                 9,169                        8,777
 3/1/2013                 9,229                        8,836
 4/1/2013                 8,996                        8,590
 5/1/2013                 8,763                        8,397
 6/1/2013                 8,304                        8,001
 7/1/2013                 8,436                        8,110
 8/1/2013                 8,730                        8,386
 9/1/2013                 8,529                        8,172
10/1/2013                 8,438                        8,051
11/1/2013                 8,397                        7,987
12/1/2013                 8,473                        8,086
 1/1/2014                 8,565                        8,110
 2/1/2014                 9,156                        8,616
 3/1/2014                 9,200                        8,651
 4/1/2014                 9,435                        8,862
 5/1/2014                 9,200                        8,607
 6/1/2014                 9,271                        8,658
 7/1/2014                 8,822                        8,227
 8/1/2014                 8,750                        8,141
 9/1/2014                 8,208                        7,634
10/1/2014                 8,178                        7,573
11/1/2014                 7,789                        7,265
12/1/2014                 7,234                        6,711
 1/1/2015                 7,028                        6,486
 2/1/2015                 7,203                        6,654
 3/1/2015                 6,853                        6,312
 4/1/2015                 7,234                        6,674
 5/1/2015                 7,028                        6,494
 6/1/2015                 7,141                        6,606
 7/1/2015                 6,378                        5,904
 8/1/2015                 6,306                        5,850               Past performance is not predictive of
 9/1/2015                 6,120                        5,650               future performance.
10/1/2015                 6,120                        5,625               The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
           Average Annual          One             Since                   would pay on fund distributions or the
           Total Return            Year          Inception                 redemption of fund shares.
           -------------------------------------------------------         Bloomberg data provided by Bloomberg
                                  -25.16%         -9.40%                   Finance L.P.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)



 Commodity Market Review                     12 Months Ended October 31, 2015

   During the fiscal year ended October 31, 2015, the Bloomberg Commodity Index Total Return fell 25.72%. The energy sector experienced a decline of 46.7%. Industrial metals fell 28.4% and agriculture was down 15.1%. Livestock declined 18.7%. Precious metals was the best performing sector of the group with a drop of 3.5%. Of the 22 components in the Index, no single component posted a positive return during the period.

DFA Commodity Strategy Portfolio

   The DFA Commodity Strategy Portfolio seeks total return consisting of capital appreciation and current income. The Portfolio generally invests in commodity-linked derivative instruments and fixed income investments. The Portfolio, through its wholly owned subsidiary Dimensional Cayman Commodity Fund I LTD, gains exposure to commodities markets by investing in derivative instruments, swap agreements, and other commodity-linked instruments. The Portfolio pursues commodity exposure based on sector weights of the Bloomberg Commodity Index Total Return. In pursuing the fixed income portion of the Portfolio's investment strategy, Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") identifies a broadly-diversified universe of eligible U.S. and foreign fixed income securities with defined maturity ranges and credit quality characteristics and then seeks to purchase a broad and diverse portfolio of securities meeting these credit quality standards. In making these purchase decisions, if the anticipated term premium is greater for longer-term securities in the eligible maturity range, Dimensional will generally focus investment in that longer-term area; otherwise, the Portfolio will generally focus investment in the short-term range of the eligible maturity range.

   For the 12 months ended October 31, 2015, the total return was -25.16% for the Portfolio versus -25.72% for the Bloomberg Commodity Index Total Return. The Portfolio's relative outperformance was attributable to the combination of differences in the management of futures contracts and the Portfolio's investment in fixed income securities.

   The Portfolio gained exposure to commodities primarily through the use of commodity swap contracts. To a lesser extent, the Portfolio gained exposure to commodities through the use of commodity futures. The Portfolio's commodity swaps provided exposure to the 22 commodities found in the Bloomberg Commodity Index, whose returns for the period ranged from -1.3% (cotton) to -51.1% (natural gas). In addition, the Portfolio also invests in fixed income securities. The Portfolio's fixed income duration decreased slightly from 1.85 to 1.84 years during the period. The Portfolio benefited from exposure to longer-term bonds relative to its shorter-term obligations on its commodity swap and futures contracts.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                   CONSOLIDATED DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                           Six Months Ended October 31, 2015
   EXPENSE TABLES
                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     05/01/15  10/31/15    Ratio*   Period*
                                     --------- --------- ---------- --------
   DFA Commodity Strategy Portfolio
   --------------------------------
   Actual Fund Return............... $1,000.00 $  845.90    0.34%    $1.58
   Hypothetical 5% Annual Return.... $1,000.00 $1,023.49    0.34%    $1.73

----------

* DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the combined expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                       DFA Commodity Strategy Portfolio
              Corporate....................................  36.0%
              Foreign Corporate............................  13.5%
              Foreign Government...........................  22.7%
              Government...................................  19.8%
              Supranational................................   8.0%
                                                            -----
                                                            100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                     Face
                                                    Amount^   Value+
                                                    -------   ------
                                                     (000)
BONDS -- (71.7%)
AUSTRALIA -- (3.9%)
Australia & New Zealand Banking Group, Ltd.
     1.250%, 01/10/17.............................. $ 4,500 $ 4,514,711
     1.250%, 06/13/17..............................  10,000  10,001,150
BHP Billiton Finance USA, Ltd.
     1.625%, 02/24/17..............................   5,000   5,019,565
Commonwealth Bank of Australia
     1.125%, 03/13/17..............................   3,737   3,741,200
     1.900%, 09/18/17..............................   7,000   7,069,405
National Australia Bank, Ltd.
     1.300%, 07/25/16..............................   5,000   5,024,940
Westpac Banking Corp.
     1.200%, 05/19/17..............................   7,500   7,503,645
     2.000%, 08/14/17..............................   3,000   3,031,521
                                                            -----------
TOTAL AUSTRALIA....................................          45,906,137
                                                            -----------

CANADA -- (4.4%)
Canadian National Railway Co.
     1.450%, 12/15/16..............................   1,775   1,787,814
Canadian Natural Resources, Ltd.
     5.700%, 05/15/17..............................   3,000   3,157,101
Ontario, Province of Canada
     1.100%, 10/25/17..............................  10,000   9,987,910
     1.200%, 02/14/18..............................  15,000  14,981,790
Royal Bank of Canada
     1.500%, 01/16/18..............................   6,180   6,177,571
Thomson Reuters Corp.
     1.650%, 09/29/17..............................   5,092   5,090,997
Toronto-Dominion Bank (The)
     1.400%, 04/30/18..............................  10,000   9,978,600
                                                            -----------
TOTAL CANADA.......................................          51,161,783
                                                            -----------

FINLAND -- (1.3%)
Municipality Finance P.L.C.
     2.375%, 05/16/16..............................  15,000  15,149,670
                                                            -----------

FRANCE -- (1.6%)
BNP Paribas SA
     2.375%, 09/14/17..............................   6,140   6,237,755
Orange SA
     2.750%, 09/14/16..............................   4,000   4,061,004
Societe Generale SA
     2.750%, 10/12/17..............................   7,000   7,139,902
Total Capital International SA
     1.550%, 06/28/17..............................   1,040   1,048,300
                                                            -----------
TOTAL FRANCE.......................................          18,486,961
                                                            -----------

GERMANY -- (1.3%)
Deutsche Bank AG
     6.000%, 09/01/17..............................   4,300   4,620,655

                                                     Face
                                                    Amount^   Value+
                                                    -------   ------
                                                     (000)
GERMANY -- (Continued)
Landeskreditbank Baden- Wuerttemberg Foerderbank
     2.250%, 07/15/16.............................. $10,000 $10,118,700
                                                            -----------
TOTAL GERMANY......................................          14,739,355
                                                            -----------

ITALY -- (0.1%)
Intesa Sanpaolo SpA
     3.875%, 01/16/18..............................   1,500   1,548,308
                                                            -----------

JAPAN -- (3.1%)
Japan Bank for International Cooperation
     1.125%, 07/19/17..............................  15,000  15,012,510
Japan Finance Organization for Municipalities
     1.500%, 09/12/17..............................  13,000  13,035,204
Mizuho Bank, Ltd.
     1.550%, 10/17/17..............................   7,700   7,670,524
Nomura Holdings, Inc.
     2.000%, 09/13/16..............................   1,000   1,005,949
                                                            -----------
TOTAL JAPAN........................................          36,724,187
                                                            -----------

NETHERLANDS -- (3.1%)
Aegon NV
     4.625%, 12/01/15..............................   2,149   2,156,923
Bank Nederlandse Gemeenten NV
     1.375%, 09/27/17..............................  10,000  10,071,260
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
     1.700%, 03/19/18..............................   2,800   2,814,473
Deutsche Telekom International Finance BV
     5.750%, 03/23/16..............................     760     773,977
Enel Finance International NV
     6.250%, 09/15/17..............................   4,300   4,646,408
Heineken NV
     1.400%, 10/01/17..............................   2,500   2,501,120
Koninklijke Philips NV
     5.750%, 03/11/18..............................   6,725   7,288,508
Shell International Finance BV
     1.125%, 08/21/17..............................   6,000   6,010,644
                                                            -----------
TOTAL NETHERLANDS..................................          36,263,313
                                                            -----------

SPAIN -- (0.6%)
Telefonica Emisiones SAU
     6.221%, 07/03/17..............................   2,000   2,149,464
     3.192%, 04/27/18..............................   4,800   4,923,192
                                                            -----------
TOTAL SPAIN........................................           7,072,656
                                                            -----------

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (0.4%)
European Bank for Reconstruction & Development
    0.750%, 09/01/17.............................  $5,000 $ 4,990,285
                                                          -----------

SWEDEN -- (1.3%)
Kommuninvest I Sverige AB
    1.625%, 02/13/17.............................   4,500   4,548,258
Svensk Exportkredit AB
    2.125%, 07/13/16.............................   5,000   5,054,695
Svenska Handelsbanken AB
    3.125%, 07/12/16.............................   1,141   1,160,687
    1.625%, 03/21/18.............................   5,000   5,003,250
                                                          -----------
TOTAL SWEDEN.....................................          15,766,890
                                                          -----------

SWITZERLAND -- (1.3%)
Credit Suisse New York
    1.375%, 05/26/17.............................   4,000   3,997,776
    1.700%, 04/27/18.............................   2,000   1,993,618
UBS AG
    5.875%, 12/20/17.............................   6,104   6,617,572
    1.800%, 03/26/18.............................   2,000   2,003,412
                                                          -----------
TOTAL SWITZERLAND................................          14,612,378
                                                          -----------

UNITED KINGDOM -- (2.7%)
Barclays Bank P.L.C.
    5.000%, 09/22/16.............................     700     724,410
BP Capital Markets P.L.C.
    2.248%, 11/01/16.............................   5,000   5,063,630
British Telecommunications P.L.C.
    1.250%, 02/14/17.............................   1,200   1,199,609
Diageo Capital P.L.C.
    5.500%, 09/30/16.............................   2,000   2,082,460
    1.500%, 05/11/17.............................   6,500   6,518,102
GlaxoSmithKline Capital P.L.C.
    1.500%, 05/08/17.............................   5,000   5,038,095
Lloyds Bank P.L.C.
    1.750%, 03/16/18.............................   3,015   3,022,206
Rio Tinto Finance USA P.L.C.
    1.625%, 08/21/17.............................   1,525   1,519,417
Vodafone Group P.L.C.
    1.625%, 03/20/17.............................   4,951   4,951,010
    1.625%, 03/20/17.............................   1,000     999,876
    1.250%, 09/26/17.............................     750     745,525
                                                          -----------
TOTAL UNITED KINGDOM.............................          31,864,340
                                                          -----------

UNITED STATES -- (46.6%)
AbbVie, Inc.
    1.200%, 11/06/15.............................   3,000   3,000,120
ACE INA Holdings, Inc.
    2.600%, 11/23/15.............................   2,345   2,347,490
Actavis, Inc.
    1.875%, 10/01/17.............................   7,500   7,487,475

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Air Products & Chemicals, Inc.
    2.000%, 08/02/16............................. $ 3,000 $ 3,025,848
American Express Co.
    7.000%, 03/19/18.............................   6,799   7,632,714
American Honda Finance Corp.
    1.550%, 12/11/17.............................   7,605   7,633,055
Ameriprise Financial, Inc.
    5.650%, 11/15/15.............................     813     814,106
Amgen, Inc.
    2.125%, 05/15/17.............................   2,500   2,532,820
Anadarko Petroleum Corp.
    5.950%, 09/15/16.............................   5,000   5,184,345
Anheuser-Busch Cos., LLC
    5.600%, 03/01/17.............................   5,000   5,268,755
Anheuser-Busch InBev Worldwide, Inc.
    1.375%, 07/15/17.............................   1,000     996,552
Anthem, Inc.
    5.875%, 06/15/17.............................   3,100   3,308,373
Apple, Inc.
    1.050%, 05/05/17.............................  10,000  10,034,220
    1.000%, 05/03/18.............................   5,000   4,985,830
Assurant, Inc.
    2.500%, 03/15/18.............................     203     204,826
AT&T, Inc.
    1.400%, 12/01/17.............................   3,400   3,400,010
AutoZone, Inc.
    6.950%, 06/15/16.............................   2,500   2,589,490
Bank of America Corp.
    3.750%, 07/12/16.............................   1,200   1,223,188
    3.875%, 03/22/17.............................   3,600   3,720,132
    2.000%, 01/11/18.............................   1,000   1,004,372
Baxter International, Inc.
    1.850%, 06/15/18.............................   2,800   2,801,988
BB&T Corp.
    1.450%, 01/12/18.............................   1,250   1,246,955
Becton Dickinson and Co.
    1.750%, 11/08/16.............................   1,500   1,510,736
    1.450%, 05/15/17.............................   2,000   1,999,668
    1.800%, 12/15/17.............................   6,340   6,374,990
Berkshire Hathaway, Inc.
    1.550%, 02/09/18.............................   2,500   2,520,775
Branch Banking & Trust Co.
    1.000%, 04/03/17.............................   2,600   2,594,868
Cardinal Health, Inc.
    1.900%, 06/15/17.............................   5,000   5,034,835
    1.700%, 03/15/18.............................   5,239   5,245,591
CenterPoint Energy Resources Corp.
    6.150%, 05/01/16.............................   1,883   1,930,887
Chevron Corp.
    1.104%, 12/05/17.............................   3,500   3,502,415
    1.718%, 06/24/18.............................   1,425   1,440,166
Citigroup, Inc.
    1.350%, 03/10/17.............................   2,000   1,998,776
    6.000%, 08/15/17.............................   6,860   7,381,641

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Comcast Corp.
    4.950%, 06/15/16............................. $ 1,700 $ 1,744,936
ConAgra Foods, Inc.
    5.819%, 06/15/17.............................   7,147   7,608,174
    1.900%, 01/25/18.............................   2,594   2,580,166
ConocoPhillips Co.
    1.050%, 12/15/17.............................   3,000   2,984,493
    1.500%, 05/15/18.............................   6,500   6,494,956
Coventry Health Care, Inc.
    5.950%, 03/15/17.............................   1,159   1,229,403
    5.950%, 03/15/17.............................   3,150   3,341,759
CSX Corp.
    6.250%, 03/15/18.............................   5,731   6,335,901
CVS Health Corp.
    5.750%, 06/01/17.............................   3,000   3,207,606
Daimler Finance North America LLC
    1.650%, 03/02/18.............................  10,860  10,797,012
Danaher Corp.
    1.650%, 09/15/18.............................   2,000   2,007,594
DIRECTV Holdings, LLC / DIRECTV Financing Co.,
 Inc.
    2.400%, 03/15/17.............................   5,044   5,110,530
Duke Energy Corp.
    1.625%, 08/15/17.............................   1,019   1,022,631
Eastman Chemical Co.
    2.400%, 06/01/17.............................   3,000   3,033,738
eBay, Inc.
    1.350%, 07/15/17.............................   8,000   7,951,672
EMC Corp.
    1.875%, 06/01/18.............................   9,465   9,048,483
EOG Resources, Inc.
    2.500%, 02/01/16.............................   6,000   6,020,466
Express Scripts Holding Co.
    3.125%, 05/15/16.............................   1,975   1,998,202
Exxon Mobil Corp.
    1.305%, 03/06/18.............................  25,430  25,552,420
Fifth Third Bank
    0.900%, 02/26/16.............................   2,000   1,999,232
    1.450%, 02/28/18.............................   8,000   7,936,552
Ford Motor Credit Co. LLC
    1.500%, 01/17/17.............................   4,500   4,488,039
    5.000%, 05/15/18.............................   1,500   1,593,069
General Mills, Inc.
    5.700%, 02/15/17.............................   8,250   8,719,961
Gilead Sciences, Inc.
    1.850%, 09/04/18.............................   8,531   8,617,223
GlaxoSmithKline Capital, Inc.
    5.650%, 05/15/18.............................   1,028   1,136,290
Goldman Sachs Group, Inc. (The)
    6.250%, 09/01/17.............................   3,000   3,259,674
    5.950%, 01/18/18.............................   3,000   3,271,011
Harris Corp.
    1.999%, 04/27/18.............................   8,500   8,430,750
Hershey Co. (The)
    1.600%, 08/21/18.............................   2,300   2,306,155

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Hess Corp.
    1.300%, 06/15/17.............................  $5,625 $5,575,933
HSBC USA, Inc.
    1.625%, 01/16/18.............................   7,675  7,647,646
Intel Corp.
    1.350%, 12/15/17.............................   6,000  6,027,234
John Deere Capital Corp.
    1.200%, 10/10/17.............................     398    397,563
Johnson Controls, Inc.
    5.500%, 01/15/16.............................   1,282  1,292,916
    2.600%, 12/01/16.............................   3,475  3,525,540
JPMorgan Chase & Co.
    2.000%, 08/15/17.............................   9,750  9,836,648
Kellogg Co.
    1.875%, 11/17/16.............................   1,000  1,007,961
    1.750%, 05/17/17.............................   3,000  3,017,490
KeyBank NA
    1.100%, 11/25/16.............................   6,000  6,008,094
Kinder Morgan Energy Partners L.P.
    6.000%, 02/01/17.............................     830    864,004
Kraft Foods Group, Inc.
    2.250%, 06/05/17.............................   4,177  4,230,758
Laboratory Corp. of America Holdings
    2.200%, 08/23/17.............................   6,000  6,060,858
Marathon Oil Corp.
    0.900%, 11/01/15.............................   1,140  1,140,000
Marsh & McLennan Cos., Inc.
    2.300%, 04/01/17.............................     680    689,054
Mattel, Inc.
    1.700%, 03/15/18.............................   7,000  6,925,968
McDonald's Corp.
    5.800%, 10/15/17.............................     900    974,416
    5.350%, 03/01/18.............................   2,000  2,170,406
McKesson Corp.
    1.400%, 03/15/18.............................   6,000  5,946,054
Morgan Stanley
    3.800%, 04/29/16.............................   2,400  2,436,420
    4.750%, 03/22/17.............................   2,430  2,539,297
Mylan, Inc.
    1.350%, 11/29/16.............................   7,038  6,980,211
Nucor Corp.
    5.750%, 12/01/17.............................   3,019  3,240,320
NYSE Euronext
    2.000%, 10/05/17.............................   6,730  6,807,557
Occidental Petroleum Corp.
    1.750%, 02/15/17.............................   1,722  1,735,702
Omnicom Group, Inc.
    5.900%, 04/15/16.............................     750    766,081
ONEOK Partners L.P.
    2.000%, 10/01/17.............................   3,220  3,170,995
Oracle Corp.
    1.200%, 10/15/17.............................   5,000  5,019,515
    5.750%, 04/15/18.............................   1,500  1,655,130

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
PACCAR Financial Corp.
    1.750%, 08/14/18............................. $ 1,900 $ 1,907,788
Panhandle Eastern Pipe Line Co. L.P.
#   6.200%, 11/01/17.............................   3,550   3,820,805
Pfizer, Inc.
    1.500%, 06/15/18.............................   1,000   1,001,178
Philip Morris International, Inc.
    2.500%, 05/16/16.............................   1,222   1,234,703
    5.650%, 05/16/18.............................   6,500   7,168,226
Phillips 66
    2.950%, 05/01/17.............................   5,000   5,113,630
Pioneer Natural Resources Co.
    6.650%, 03/15/17.............................   3,450   3,638,991
PNC Bank NA
    1.500%, 02/23/18.............................   8,560   8,553,657
PPG Industries, Inc.
    1.900%, 01/15/16.............................   2,050   2,055,217
Provident Cos., Inc.
    7.000%, 07/15/18.............................   3,298   3,693,991
Prudential Financial, Inc.
    6.000%, 12/01/17.............................   2,700   2,941,801
QUALCOMM, Inc.
    1.400%, 05/18/18.............................   9,000   8,959,491
Reynolds American, Inc.
    3.500%, 08/04/16.............................   4,000   4,062,964
    6.750%, 06/15/17.............................   4,500   4,849,695
Santander Bank NA
    2.000%, 01/12/18.............................   4,500   4,481,672
Scripps Networks Interactive, Inc.
    2.700%, 12/15/16.............................   5,000   5,054,800
Southern Co. (The)
    1.300%, 08/15/17.............................   3,000   2,985,519
SunTrust Banks, Inc.
    3.600%, 04/15/16.............................   4,000   4,041,324
Symantec Corp.
    2.750%, 06/15/17.............................   7,278   7,301,734
Thermo Fisher Scientific, Inc.
    2.250%, 08/15/16.............................   1,969   1,984,496
Time Warner Cable, Inc.
    5.850%, 05/01/17.............................   2,047   2,158,881
Total System Services, Inc.
    2.375%, 06/01/18.............................   6,500   6,496,016
UnitedHealth Group, Inc.
    1.400%, 12/15/17.............................  10,500  10,521,084
US Bancorp
    1.650%, 05/15/17.............................   3,250   3,278,434
US Bank NA
    1.100%, 01/30/17.............................   6,000   6,014,466
Verizon Communications, Inc.
    0.700%, 11/02/15.............................   2,370   2,370,000
    3.650%, 09/14/18.............................   5,000   5,273,610
Viacom, Inc.
    3.500%, 04/01/17.............................   1,000   1,023,726

                                                     Face
                                                    Amount^      Value+
                                                    -------      ------
                                                     (000)
UNITED STATES -- (Continued)
Walt Disney Co. (The)
      1.125%, 02/15/17............................. $  2,000 $    2,010,200
      1.500%, 09/17/18.............................    5,000      5,020,865
Wells Fargo & Co.
      2.625%, 12/15/16.............................    6,000      6,112,938
      1.500%, 01/16/18.............................    2,700      2,709,777
Western Union Co. (The)
      5.930%, 10/01/16.............................    2,348      2,443,395
Whirlpool Corp.
      1.350%, 03/01/17.............................    2,000      1,999,712
Whirpool Corp.
      1.650%, 11/01/17.............................    8,000      8,010,984
Zoetis, Inc.
      1.875%, 02/01/18.............................    6,564      6,534,580
                                                             --------------
TOTAL UNITED STATES................................             546,326,231
                                                             --------------
TOTAL BONDS........................................             840,612,494
                                                             --------------

AGENCY OBLIGATIONS -- (1.7%)
Federal Home Loan Bank
      2.250%, 09/08/17                                10,000     10,265,200
Federal Home Loan Mortgage Corporation
      1.000%, 07/28/17.............................   10,000     10,031,070
                                                             --------------
TOTAL AGENCY OBLIGATIONS...........................              20,296,270
                                                             --------------

U.S. TREASURY OBLIGATIONS -- (26.4%)
U.S. Treasury Notes
^^++  0.500%, 07/31/17.............................  159,000    158,536,197
      1.375%, 06/30/18.............................  149,000    150,590,873
                                                             --------------
TOTAL U.S. TREASURY OBLIGATIONS....................             309,127,070
                                                             --------------
TOTAL INVESTMENT SECURITIES........................           1,170,035,834
                                                             --------------

                                                    Shares
                                                    ------
SECURITIES LENDING COLLATERAL -- (0.2%)
(S)@  DFA Short Term Investment Fund...............  202,658      2,344,750
                                                             --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,172,601,409)............................           $1,172,380,584
                                                             ==============

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                Investments in Securities (Market Value)
                                          ---------------------------------------------------
                                            Level 1        Level 2     Level 3      Total
                                          -----------  --------------  ------- --------------
Bonds
  Australia..............................          --  $   45,906,137    --    $   45,906,137
  Canada.................................          --      51,161,783    --        51,161,783
  Finland................................          --      15,149,670    --        15,149,670
  France.................................          --      18,486,961    --        18,486,961
  Germany................................          --      14,739,355    --        14,739,355
  Italy..................................          --       1,548,308    --         1,548,308
  Japan..................................          --      36,724,187    --        36,724,187
  Netherlands............................          --      36,263,313    --        36,263,313
  Spain..................................          --       7,072,656    --         7,072,656
  Supranational Organization Obligations.          --       4,990,285    --         4,990,285
  Sweden.................................          --      15,766,890    --        15,766,890
  Switzerland............................          --      14,612,378    --        14,612,378
  United Kingdom.........................          --      31,864,340    --        31,864,340
  United States..........................          --     546,326,231    --       546,326,231
Agency Obligations.......................          --      20,296,270    --        20,296,270
U.S. Treasury Obligations................          --     309,127,070    --       309,127,070
Securities Lending Collateral............          --       2,344,750    --         2,344,750
Swap Agreements**........................          --      (1,364,377)   --        (1,364,377)
Futures Contracts**...................... $(1,133,454)             --    --        (1,133,454)
                                          -----------  --------------    --    --------------
TOTAL.................................... $(1,133,454) $1,171,016,207    --    $1,169,882,753
                                          ===========  ==============    ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value (including $2,297 of securities on loan).......................... $  1,170,036
Collateral from Securities on Loan Invested in Affiliate at Value & Cost...............        2,345
Segregated Cash for Swaps Contracts....................................................        3,162
Cash...................................................................................       26,570
Receivables:
  Investment Securities Sold...........................................................        3,583
  Interest.............................................................................        6,242
  Fund Shares Sold.....................................................................        1,835
  Futures Margin Variation.............................................................          339
Unrealized Gain on Swap Contracts......................................................        4,423
Prepaid Expenses and Other Assets......................................................           50
                                                                                        ------------
     Total Assets......................................................................    1,218,585
                                                                                        ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.....................................................        2,345
  Fund Shares Redeemed.................................................................        2,994
  Due to Advisor.......................................................................          311
Unrealized Loss on Swap Contracts......................................................        5,787
Accrued Expenses and Other Liabilities.................................................           77
                                                                                        ------------
     Total Liabilities.................................................................       11,514
                                                                                        ------------
NET ASSETS............................................................................. $  1,207,071
                                                                                        ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................  203,423,046
                                                                                        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................... $       5.93
                                                                                        ============
Investments at Cost.................................................................... $  1,170,257
                                                                                        ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $  1,209,741
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).         (102)
Accumulated Net Realized Gain (Loss)...................................................          155
Net Unrealized Appreciation (Depreciation).............................................       (2,723)
                                                                                        ------------
NET ASSETS............................................................................. $  1,207,071
                                                                                        ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  800,000,000
                                                                                        ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

Investment Income
  Interest.......................................................................................... $  13,266
  Income from Securities Lending....................................................................        16
                                                                                                     ---------
     Total Investment Income........................................................................    13,282
                                                                                                     ---------
Expenses
  Investment Advisory Services Fees.................................................................     4,385
  Accounting & Transfer Agent Fees..................................................................        73
  Custodian Fees....................................................................................        50
  Filing Fees.......................................................................................       131
  Shareholders' Reports.............................................................................        82
  Directors'/Trustees' Fees & Expenses..............................................................         6
  Professional Fees.................................................................................        26
  Other.............................................................................................        72
                                                                                                     ---------
     Total Expenses.................................................................................     4,825
                                                                                                     ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note D).      (793)
  Fees Paid Indirectly (Note C).....................................................................       (17)
                                                                                                     ---------
  Net Expenses......................................................................................     4,015
                                                                                                     ---------
  Net Investment Income (Loss)......................................................................     9,267
                                                                                                     ---------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold......................................................................    (8,732)
    Futures.........................................................................................   (17,337)
    Swap Contracts..................................................................................  (339,100)
    Foreign Currency Transactions...................................................................     5,799
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................................................     4,896
    Futures.........................................................................................        84
    Swap Contracts..................................................................................    11,136
    Translation of Foreign Currency Denominated Amounts.............................................    (1,816)
                                                                                                     ---------
  Net Realized and Unrealized Gain (Loss)...........................................................  (345,070)
                                                                                                     ---------
Net Increase (Decrease) in Net Assets Resulting from Operations..................................... $(335,803)
                                                                                                     =========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                   Year        Year
                                                                                  Ended       Ended
                                                                                 Oct. 31,    Oct. 31,
                                                                                   2015        2014
                                                                                ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................................................. $    9,267  $    6,522
  Net Realized Gain (Loss) on:
    Investment Securities Sold.................................................     (8,732)      2,967
    Futures....................................................................    (17,337)     (2,034)
    Swap Contracts.............................................................   (339,100)    (49,078)
    Foreign Currency Transactions..............................................      5,799       2,905
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.................................      4,896      (7,904)
    Futures....................................................................         84        (649)
    Swap Contracts.............................................................     11,136      (6,914)
    Translation of Foreign Currency Denominated Amounts........................     (1,816)      2,590
                                                                                ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from Operations...........   (335,803)    (51,595)
                                                                                ----------  ----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.................................................     (9,071)     (4,154)
  Net Short-Term Gains:
    Institutional Class Shares.................................................        (14)       (379)
  Net Long-Term Gains:
    Institutional Class Shares.................................................       (889)       (474)
                                                                                ----------  ----------
     Total Distributions.......................................................     (9,974)     (5,007)
                                                                                ----------  ----------
Capital Share Transactions (1):
  Shares Issued................................................................  1,078,341     761,756
  Shares Issued in Lieu of Cash Distributions..................................      9,738       4,915
  Shares Redeemed..............................................................   (729,422)   (302,192)
                                                                                ----------  ----------
     Net Increase (Decrease) from Capital Share Transactions...................    358,657     464,479
                                                                                ----------  ----------
     Total Increase (Decrease) in Net Assets...................................     12,880     407,877
Net Assets
  Beginning of Year............................................................  1,194,191     786,314
                                                                                ----------  ----------
  End of Year.................................................................. $1,207,071  $1,194,191
                                                                                ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued................................................................    159,948      90,096
  Shares Issued in Lieu of Cash Distributions..................................      1,339         566
  Shares Redeemed..............................................................   (107,182)    (36,041)
                                                                                ----------  ----------
     Net Increase (Decrease) from Shares Issued and Redeemed...................     54,105      54,621
                                                                                ==========  ==========
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income)....................................................................... $     (102) $    5,939

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                 Year         Year        Year       Year
                                                                                Ended        Ended       Ended      Ended
                                                                               Oct. 31,     Oct. 31,    Oct. 31,   Oct. 31,
                                                                                 2015         2014        2013       2012
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................................ $     8.00   $     8.30   $   9.40   $   9.77
                                                                             ----------   ----------   --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................       0.05         0.06       0.06       0.07
  Net Gains (Losses) on Securities (Realized and Unrealized)................      (2.05)       (0.31)     (1.10)     (0.37)
                                                                             ----------   ----------   --------   --------
   Total from Investment Operations.........................................      (2.00)       (0.25)     (1.04)     (0.30)
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................      (0.06)       (0.04)     (0.04)     (0.06)
  Net Realized Gains........................................................      (0.01)       (0.01)     (0.02)     (0.01)
                                                                             ----------   ----------   --------   --------
   Total Distributions......................................................      (0.07)       (0.05)     (0.06)     (0.07)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................................. $     5.93   $     8.00   $   8.30   $   9.40
============================================================================ ==========   ==========   ========   ========
Total Return................................................................     (25.16)%      (3.08)%   (11.15)%    (3.08)%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................................... $1,207,071   $1,194,191   $786,314   $458,079
Ratio of Expenses to Average Net Assets.....................................       0.34%        0.33%      0.34%      0.35%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees
 Paid Indirectly)...........................................................       0.40%        0.39%      0.40%      0.41%
Ratio of Net Investment Income to Average Net Assets........................       0.77%        0.65%      0.66%      0.79%
Portfolio Turnover Rate.....................................................        124%         104%        64%        69%
-----------------------------------------------------------------------------------------------------------------------------

                                                                                 Period
                                                                             Nov. 9, 2010(a)
                                                                               to Oct. 31,
                                                                                  2011
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................................    $  10.00
                                                                                --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................        0.07
  Net Gains (Losses) on Securities (Realized and Unrealized)................       (0.27)
                                                                                --------
   Total from Investment Operations.........................................       (0.20)
-----------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................       (0.03)
  Net Realized Gains........................................................          --
                                                                                --------
   Total Distributions......................................................       (0.03)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................................    $   9.77
============================================================================ ===============
Total Return................................................................       (2.02)%(D)
-----------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................................    $230,781
Ratio of Expenses to Average Net Assets.....................................        0.47%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees
 Paid Indirectly)...........................................................        0.53%(C)(E)
Ratio of Net Investment Income to Average Net Assets........................        0.64%(C)(E)
Portfolio Turnover Rate.....................................................          50%(D)
-----------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eighty-one operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio"), is included in this section of the report. The remaining operational portfolios are presented in separate reports.

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the consolidated Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolio.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Basis for Consolidation:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

   As of October 31, 2015, the Portfolio held a $271,362,060 investment in the Subsidiary, representing 22.27% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolio. On May 8, 2015 and June 10, 2015 at a Special Joint Meeting of Shareholders, shareholders of the Portfolio approved a new investment management agreement, which became effective July 21, 2015, that provides a uniform agreement that increases transparency and better describes all of the services that the Advisor provides to the Portfolio. The rate charged under the new investment management agreement for investment management services is equal to the rate charged under the Portfolio's previous investment advisory agreement with the Advisor. For the year ended October 31, 2015, the investment advisory services/management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of the Portfolio's average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement is within 36 months and will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2016, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At October 31, 2015, there were no previously waived fees subject to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the year ended October 31, 2015, approximately $793 (in thousands) of the Subsidiary's management fees were waived pursuant to the Subsidiary fee waiver agreement.

Earned Income Credit:

   In addition, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the year ended October 31, 2015, expenses reduced were as follows (amounts in thousands):

                                                    Fees Paid
                                                    Indirectly
                                                    ----------
                  DFA Commodity Strategy Portfolio.    $17

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2015, the total related amounts paid by the Fund to the CCO were $275 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. Deferred Compensation:

   At October 31, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

                     DFA Commodity Strategy Portfolio. $10

F. Purchases and Sales of Securities:

   For the year ended October 31, 2015, the Portfolio made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                     U.S. Government Securities Other Investment Securities
                                     -------------------------- ---------------------------
                                     Purchases       Sales      Purchases       Sales
                                      ----------    ----------  ---------        --------
   DFA Commodity Strategy Portfolio. $1,165,246    $1,076,910   $564,792       $355,143

G. Federal Income Taxes:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of book income/loss from controlled foreign corporation and net foreign currency gains/losses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                     Increase       Increase
                                                    (Decrease)     (Decrease)
                                     Increase     Undistributed   Accumulated
                                    (Decrease)    Net Investment  Net Realized
                                  Paid-In Capital     Income     Gains (Losses)
                                  --------------- -------------- --------------
DFA Commodity Strategy Portfolio.    $(353,288)      $(6,237)       $359,525

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

                                  Net Investment
                                    Income and
                                    Short-Term     Long-Term   Tax Exempt
                                  Capital Gains  Capital Gains   Income   Total
                                  -------------- ------------- ---------- ------
DFA Commodity Strategy Portfolio
2014.............................     $4,533        $  474         --     $5,007
2015.............................      8,966         1,009         --      9,975

   At October 31, 2015, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                        Net Investment
                                            Income
                                        and Short-Term   Long-Term
                                        Capital Gains  Capital Gains Total
                                        -------------- ------------- -----
      DFA Commodity Strategy Portfolio.      $--            $16       $16

   At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                  Undistributed                                               Total Net
                                  Net Investment                                            Distributable
                                    Income and   Undistributed                 Unrealized     Earnings
                                    Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                  Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                  -------------- ------------- ------------- -------------- -------------
DFA Commodity Strategy Portfolio.      $--           $154           --          $(2,723)       $(2,569)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the Portfolio did not have any capital loss carryforwards.

   At October 31, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                        Net Unrealized
                                  Federal Tax  Unrealized   Unrealized   Appreciation
                                     Cost     Appreciation Depreciation (Depreciation)
                                  ----------- ------------ ------------ --------------
DFA Commodity Strategy Portfolio. $1,172,601     $1,225      $(1,446)       $(221)

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Financial Instruments:

   In accordance with the Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

   2. Forward Currency Contracts: The Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions.

   3. Commodity-Linked Derivatives: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and to the extent the Portfolio may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities (exchanges). Swap agreements are contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

   An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor's Investment Committee. To the extent that the Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's net assets.

   The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission ("CFTC") currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers.

Futures Activities:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.

   5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   Payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change is reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   At October 31, 2015, the Subsidiary had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                                 Expiration Number of  Contract Unrealized
     Description                    Date    Contracts*  Amount  Gain (Loss)
     -----------                 ---------- ---------- -------- -----------
     Brent Crude Oil Futures....  12/16/15       91    $ 4,578    $   (67)
     CBT Wheat Futures..........  12/14/15       76      1,984         79
     Coffee 'C' Futures.........  12/18/15       22        998        (43)
     Copper Futures.............  12/29/15       72      4,172        (25)
     Corn Futures...............  12/14/15      242      4,625         26
     Cotton No.2 Futures........  12/08/15       33      1,045          8
     Gasoline RBOB Futures......  12/31/15       42      2,419         60
     Gold 100 oz Futures........  12/29/15       65      7,419          1
     KCB Wheat Futures..........  12/14/15       25        617         --
     LME Nickel Futures.........  11/16/15       43      2,591       (145)
     LME Nickel Futures.........  01/18/16       15        905         (2)
     LME Nickel Futures.........  11/16/15      (43)    (2,591)        43
     LME Prime Aluminum Futures.  11/16/15      185      6,719       (666)
     LME Prime Aluminum Futures.  01/18/16       68      2,516       (161)
     LME Prime Aluminum Futures.  11/16/15     (185)    (6,719)       523
     LME Zinc Futures...........  11/16/15       81      3,431       (326)
     LME Zinc Futures...........  01/18/16       30      1,281         12
     LME Zinc Futures...........  11/16/15      (81)    (3,431)        77
     Lean Hogs Futures..........  12/14/15       40        947        (95)
     Live Cattle Futures........  12/31/15       33      1,871         24
     NY Harbor ULSD Futures.....  12/31/15       35      2,269        (42)
     Natural Gas Futures........  12/29/15      202      5,030       (774)
     Silver Futures.............  12/29/15       34      2,646         79
     Soybean Futures............  01/14/16       71      3,144        (17)
     Soybean Meal Futures.......  01/14/16       51      1,546        (12)
     Soybean Oil Futures........  01/14/16       93      1,591          9
     Sugar #11 Futures..........  02/29/16      160      2,602        311
     WTI Crude Futures..........  12/21/15       12        570        (10)
                                                       -------    -------
                                                       $54,775    $(1,133)
                                                       =======    =======

   The Subsidiary's securities have been segregated as collateral for open futures contracts.

* During the year ended October 31, 2015 the Subsidiary's average notional contract amount of outstanding futures contracts was $83,356 (in thousands).

   At October 31, 2015, the Subsidiary had the following outstanding commodity total return swaps, which are typically on custom commodity indices that include exposure to various precious metal, energy and agricultural commodities (dollar amounts in thousands):

                                                                              Unrealized
                                 Commodity Expiration            Notional    Appreciation
Counterparty                     Exposure     Date    Currency   Amount*    (Depreciation)
------------                     --------- ---------- -------- -----------  --------------
Bank of America Corp............   Index**  12/31/15    USD    $  (225,674)    $  (507)
Citibank, N.A...................   Index**  12/31/15    USD       (250,207)       (644)
Credit Suisse...................   Index**  11/25/15    USD       (218,487)       (537)
Deutsche Bank AG, London Branch.   Index**  11/25/15    USD       (253,450)       (624)
Deutsche Bank AG, London Branch.     Oil    12/28/15    USD         64,693       4,122
Deutsche Bank AG, London Branch.     Oil    12/28/15    USD          6,188         301
Deutsche Bank AG, London Branch.   Index**  05/26/16    USD         (6,462)       (216)
Deutsche Bank AG, London Branch.     Oil    05/27/16    USD        (67,041)     (2,769)
UBS AG..........................   Index**  01/29/16    USD       (200,146)       (490)
                                                               -----------     -------
                                                               $(1,150,586)    $(1,364)
                                                               ===========     =======

* During the year ended October 31, 2015 the Subsidiary's average notional value of outstanding swap contracts was ($1,177,391) (in thousands).

**Swap is exposed to the 22 commodities in the Bloomberg Commodity Index Total
  Return.

   The following is a summary of the location of derivatives on the Portfolio's Statement of Assets and Liabilities as of October 31, 2015:

                           Location on the Statement of Assets and Liabilities
                           ---------------------------------------------------
 Derivative Type                                       Liability Derivatives
 ---------------           ------------------------   ------------------------
 Commodity Futures                                    Payables: Futures Margin
   Contracts                                            Variation

 Commodity Swap Contracts                             Unrealized Loss on Swap
                                                        Contracts

   The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of October 31, 2015 (amounts in thousands):

                                                 Asset Derivatives Value
                                          ------------------------------------
                                            Total Value    Commodity  Commodity
                                                 at         Futures     Swap
                                          October 31, 2015 Contracts  Contracts
-                                         ---------------- ---------  ---------
Dimensional Cayman Commodity Fund I, LTD.     $ 5,675       $ 1,252*   $ 4,423

                                               Liability Derivatives Value
                                          ------------------------------------
                                            Total Value    Commodity  Commodity
                                                 at         Futures     Swap
                                          October 31, 2015 Contracts  Contracts
-                                         ---------------- ---------  ---------
Dimensional Cayman Commodity Fund I, LTD.     $(8,172)      $(2,385)*  $(5,787)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location on the Portfolio's Statement of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings for the year ended October 31, 2015:

Derivative Type              Location of Gain (Loss) on Derivatives Recognized in Income
---------------              -----------------------------------------------------------
Commodity Futures Contracts  Net Realized Gain (Loss) on: Futures
                             Change in Unrealized Appreciation (Depreciation) of:
                               Futures
Foreign Exchange Contracts   Net Realized Gain (Loss) on: Foreign Currency Transactions
                             Change in Unrealized Appreciation (Depreciation) of:
                               Translation of Foreign Currency Denominated Amounts
Commodity Swap Contracts     Net Realized Gain (Loss) on: Swap Contracts
                             Change in Unrealized Appreciation (Depreciation) of:
                               Swap Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2015 (amounts in thousands):

                                                   Realized Gain (Loss) on
                                              Derivatives Recognized in Income
                                          ----------------------------------------
                                                      Foreign  Commodity Commodity
                                                     Exchange   Futures    Swap
                                            Total    Contracts Contracts Contracts
                                          ---------  --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD. $(350,666)  $ 5,771  $(17,337) $(339,100)

                                                    Change in Unrealized
                                               Appreciation (Depreciation) on
                                              Derivatives Recognized in Income
                                          ----------------------------------------
                                                      Foreign  Commodity Commodity
                                                     Exchange   Futures    Swap
                                            Total    Contracts Contracts Contracts
                                          ---------  --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD. $   9,308   $(1,912) $     84  $  11,136

Offsetting of Derivative Assets and Derivative Liabilities

   The following tables present the Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of October 31, 2015 (Amounts in thousands):

                                  Gross Amounts Not                                      Gross Amounts Not
                              Offset in the Consolidated                             Offset in the Consolidated
                                 Statements of Assets                                   Statements of Assets
                                   and Liabilities                                        and Liabilities
                              --------------------------                            ------------------------
                Gross Amounts                    Cash                Gross Amounts                     Cash
                of Recognized    Financial    Collateral    Net      of Recognized     Financial    Collateral      Net
Description      Assets (a)   Instruments (b)  Received  Amount (c) Liabilities (a) Instruments (d)  Pledged     Amount (e)
-----------     ------------- --------------- ---------- ---------- --------------- --------------- ----------   ----------
                                              Assets                                              Liabilities
                ------------------------------------------------------------------- ---------------------------------------
DFA Commodity Strategy Portfolio
Swap Contracts.    $4,423         $(3,609)       $--        $814        $5,787          $(3,609)     $(2,178)(f)    $--

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

(f)The actual collateral pledged is greater than the amount shown here due to overcollateralization.

I. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. A line of credit with similar terms was in effect through March 31, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 9, 2015. A line of credit with similar terms was in effect through January 8, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   There were no borrowings by the Portfolio under the lines of credit during the year ended October 31, 2015.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolio did not utilize the interfund lending program during the year ended October 31, 2015.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Other:

   At October 31, 2015, three shareholders held 83% of outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of DFA Commodity Strategy Portfolio:

In our opinion, the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA Commodity Strategy Portfolio and its subsidiary (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at October 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodian, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2015

                      RESULTS OF THE SHAREHOLDER MEETING

                                  (Unaudited)

   On May 8, 2015 and June 10, 2015, DFA Investment Dimensions Group Inc. ("DFAIDG") held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DFAIDG and the Portfolio, including, among other items, the election of Directors, the approval of an updated investment management agreement, and the amendment of certain fundamental investment limitations. The shareholders of the Portfolio approved each of the applicable proposals for DFAIDG and the Portfolio presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by the Portfolio. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DFAIDG

Proposal 1: Election of Directors/Trustees*

                                            % Voted % FOR              % Voted  % WITHHOLD
                                   FOR        FOR   of O/S  WITHHOLD   WITHHOLD   of O/S
                              ------------- ------- ------ ----------- -------- ----------
(a) David G. Booth........... 9,813,303,615  98.22% 63.03% 178,323,699   1.78%     1.15%
(b) George M. Constantinides. 9,825,715,266  98.34% 63.11% 165,912,043   1.66%     1.07%
(c) John P. Gould............ 9,821,346,669  98.30% 63.09% 170,280,645   1.70%     1.09%
(d) Roger G. Ibbotson........ 9,825,084,982  98.33% 63.11% 166,542,033   1.67%     1.07%
(e) Edward P. Lazear......... 9,824,635,836  98.33% 63.11% 166,991,519   1.67%     1.07%
(f) Eduardo A. Repetto....... 9,836,468,256  98.45% 63.18% 155,159,090   1.55%     1.00%
(g) Myron S. Scholes......... 9,816,729,833  98.25% 63.06% 174,897,480   1.75%     1.12%
(h) Abbie J. Smith........... 9,806,645,531  98.15% 62.99% 184,978,779   1.85%     1.19%

*  Results are for all Portfolios within DFAIDG

DFA Commodity Strategy Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 100,488,767  99.04% 57.87%   969,881   0.96%     0.56%
(b) George M. Constantinides. 100,459,998  99.02% 57.86%   998,650   0.98%     0.58%
(c) John P. Gould............ 100,462,116  99.02% 57.86%   996,532   0.98%     0.57%
(d) Roger G. Ibbotson........ 100,454,316  99.01% 57.85% 1,004,332   0.99%     0.58%
(e) Edward P. Lazear......... 100,487,404  99.04% 57.87%   971,244   0.96%     0.56%
(f) Eduardo A. Repetto....... 100,479,753  99.04% 57.87%   978,895   0.96%     0.56%
(g) Myron S. Scholes......... 100,491,501  99.05% 57.88%   967,147   0.95%     0.56%
(h) Abbie J. Smith........... 100,473,688  99.03% 57.87%   984,960   0.97%     0.57%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- ---------- --------
76,444,079  75.35%  44.03% 748,789  0.74%    0.43%   875,040  0.86%    0.50%   23,390,740  23.05%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN   Broker   % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S    Non-Vote  Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- ---------- --------
76,650,721  75.55%  44.14% 585,567  0.58%    0.34%   831,622  0.82%    0.48%   23,390,740  23.05%

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO -- CLASS R2 VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
April 30, 2008-October 31, 2015

                                    [CHART]

                   DFA International Value    MSCI World ex USA Index
                     Portfolio - Class R2         (net dividends)
                   -----------------------    ------------------------
 4/1/2008                  $10,000                    $10,000
 5/1/2008                   10,000                     10,152
 6/1/2008                    9,006                      9,362
 7/1/2008                    8,752                      9,029
 8/1/2008                    8,381                      8,680
 9/1/2008                    7,404                      7,427
10/1/2008                    5,537                      5,882
11/1/2008                    5,194                      5,563
12/1/2008                    5,594                      5,856
 1/1/2009                    4,819                      5,310
 2/1/2009                    4,220                      4,772
 3/1/2009                    4,686                      5,087
 4/1/2009                    5,539                      5,743
 5/1/2009                    6,361                      6,469
 6/1/2009                    6,268                      6,402
 7/1/2009                    7,007                      7,003
 8/1/2009                    7,404                      7,339
 9/1/2009                    7,789                      7,641
10/1/2009                    7,467                      7,519
11/1/2009                    7,685                      7,705
12/1/2009                    7,769                      7,828
 1/1/2010                    7,316                      7,461
 2/1/2010                    7,340                      7,453
 3/1/2010                    7,920                      7,933
 4/1/2010                    7,781                      7,815
 5/1/2010                    6,874                      6,952
 6/1/2010                    6,751                      6,852
 7/1/2010                    7,584                      7,485
 8/1/2010                    7,209                      7,261
 9/1/2010                    7,990                      7,958
10/1/2010                    8,259                      8,241
11/1/2010                    7,836                      7,892
12/1/2010                    8,567                      8,528
 1/1/2011                    8,931                      8,712
 2/1/2011                    9,224                      9,035
 3/1/2011                    8,966                      8,854
 4/1/2011                    9,443                      9,336
 5/1/2011                    9,097                      9,059
 6/1/2011                    8,968                      8,930
 7/1/2011                    8,679                      8,783
 8/1/2011                    7,744                      8,040
 9/1/2011                    6,896                      7,233
10/1/2011                    7,555                      7,936
11/1/2011                    7,306                      7,569
12/1/2011                    7,106                      7,487
 1/1/2012                    7,579                      7,891
 2/1/2012                    7,974                      8,325
 3/1/2012                    7,907                      8,263
 4/1/2012                    7,622                      8,123
 5/1/2012                    6,676                      7,197
 6/1/2012                    7,146                      7,669
 7/1/2012                    7,112                      7,764
 8/1/2012                    7,407                      7,986
 9/1/2012                    7,665                      8,228
10/1/2012                    7,759                      8,286
11/1/2012                    7,877                      8,460
12/1/2012                    8,263                      8,716
 1/1/2013                    8,646                      9,144
 2/1/2013                    8,382                      9,053
 3/1/2013                    8,408                      9,125
 4/1/2013                    8,817                      9,541
 5/1/2013                    8,707                      9,327
 6/1/2013                    8,400                      8,978
 7/1/2013                    8,968                      9,455
 8/1/2013                    8,902                      9,333
 9/1/2013                    9,570                      9,993
10/1/2013                    9,901                     10,328
11/1/2013                    9,931                     10,391
12/1/2013                   10,149                     10,548
 1/1/2014                    9,775                     10,122
 2/1/2014                   10,328                     10,675
 3/1/2014                   10,249                     10,627
 4/1/2014                   10,420                     10,794
 5/1/2014                   10,529                     10,961
 6/1/2014                   10,661                     11,117
 7/1/2014                   10,419                     10,919
 8/1/2014                   10,419                     10,928
 9/1/2014                    9,956                     10,479
10/1/2014                    9,782                     10,312
11/1/2014                    9,787                     10,439
12/1/2014                    9,412                     10,092
 1/1/2015                    9,348                     10,056
 2/1/2015                   10,014                     10,657
 3/1/2015                    9,801                     10,479
 4/1/2015                   10,334                     10,933
 5/1/2015                   10,334                     10,838
 6/1/2015                   10,032                     10,530
 7/1/2015                    9,934                     10,697
 8/1/2015                    9,191                      9,917                Past performance is not predictive of
 9/1/2015                    8,557                      9,417                future performance.
10/1/2015                    9,216                     10,125                The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          Average Annual         One        Five         Since               would pay on fund distributions or the
          Total Return           Year       Years      Inception             redemption of fund shares.
          ------------------------------------------------------------       MSCI data copyright MSCI 2015, all
                                -5.78%      2.22%       -1.08%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                     [CHART]

                   DFA International Value         MSCI World ex USA Index
                Portfolio-Institutional Class            (net div.)
                -----------------------------     -----------------------
10/1/2005                 $10,000                         $10,000
11/1/2005                  10,179                          10,265
12/1/2005                  10,673                          10,741
 1/1/2006                  11,401                          11,420
 2/1/2006                  11,507                          11,382
 3/1/2006                  11,992                          11,743
 4/1/2006                  12,595                          12,304
 5/1/2006                  12,086                          11,837
 6/1/2006                  12,004                          11,822
 7/1/2006                  12,190                          11,932
 8/1/2006                  12,603                          12,271
 9/1/2006                  12,780                          12,262
10/1/2006                  13,344                          12,746
11/1/2006                  13,781                          13,126
12/1/2006                  14,318                          13,502
 1/1/2007                  14,584                          13,584
 2/1/2007                  14,572                          13,693
 3/1/2007                  15,039                          14,044
 4/1/2007                  15,794                          14,683
 5/1/2007                  16,333                          15,009
 6/1/2007                  16,214                          15,024
 7/1/2007                  15,761                          14,816
 8/1/2007                  15,578                          14,602
 9/1/2007                  16,389                          15,432
10/1/2007                  17,180                          16,102
11/1/2007                  16,136                          15,473
12/1/2007                  15,784                          15,182
 1/1/2008                  14,506                          13,813
 2/1/2008                  14,318                          14,063
 3/1/2008                  14,490                          13,863
 4/1/2008                  15,133                          14,633
 5/1/2008                  15,140                          14,855
 6/1/2008                  13,637                          13,700
 7/1/2008                  13,251                          13,212
 8/1/2008                  12,692                          12,702
 9/1/2008                  11,210                          10,868
10/1/2008                   8,398                           8,607
11/1/2008                   7,882                           8,140
12/1/2008                   8,471                           8,569
 1/1/2009                   7,304                           7,770
 2/1/2009                   6,407                           6,983
 3/1/2009                   7,103                           7,443
 4/1/2009                   8,408                           8,403
 5/1/2009                   9,658                           9,466
 6/1/2009                   9,513                           9,368
 7/1/2009                  10,639                          10,248
 8/1/2009                  11,243                          10,739
 9/1/2009                  11,821                          11,182
10/1/2009                  11,346                          11,002
11/1/2009                  11,677                          11,275
12/1/2009                  11,813                          11,454
 1/1/2010                  11,127                          10,917
 2/1/2010                  11,162                          10,906
 3/1/2010                  12,052                          11,608
 4/1/2010                  11,844                          11,435
 5/1/2010                  10,450                          10,173
 6/1/2010                  10,268                          10,026
 7/1/2010                  11,549                          10,953
 8/1/2010                  10,979                          10,626
 9/1/2010                  12,155                          11,645
10/1/2010                  12,586                          12,060
11/1/2010                  11,943                          11,549
12/1/2010                  13,062                          12,479
 1/1/2011                  13,616                          12,748
 2/1/2011                  14,064                          13,220
 3/1/2011                  13,676                          12,956
 4/1/2011                  14,403                          13,661
 5/1/2011                  13,883                          13,256
 6/1/2011                  13,689                          13,067
 7/1/2011                  13,247                          12,852
 8/1/2011                  11,827                          11,765
 9/1/2011                  10,533                          10,584
10/1/2011                  11,532                          11,613
11/1/2011                  11,160                          11,076
12/1/2011                  10,861                          10,956
 1/1/2012                  11,591                          11,547
 2/1/2012                  12,188                          12,182
 3/1/2012                  12,093                          12,092
 4/1/2012                  11,657                          11,887
 5/1/2012                  10,218                          10,531
 6/1/2012                  10,937                          11,221
 7/1/2012                  10,892                          11,361
 8/1/2012                  11,336                          11,685
 9/1/2012                  11,739                          12,040
10/1/2012                  11,890                          12,125
11/1/2012                  12,072                          12,380
12/1/2012                  12,666                          12,754
 1/1/2013                  13,253                          13,381
 2/1/2013                  12,856                          13,248
 3/1/2013                  12,894                          13,353
 4/1/2013                  13,529                          13,961
 5/1/2013                  13,360                          13,648
 6/1/2013                  12,889                          13,137
 7/1/2013                  13,769                          13,836
 8/1/2013                  13,668                          13,658
 9/1/2013                  14,699                          14,623
10/1/2013                  15,207                          15,113
11/1/2013                  15,262                          15,206
12/1/2013                  15,593                          15,435
 1/1/2014                  15,019                          14,812
 2/1/2014                  15,876                          15,620
 3/1/2014                  15,762                          15,550
 4/1/2014                  16,025                          15,796
 5/1/2014                  16,201                          16,040
 6/1/2014                  16,396                          16,268
 7/1/2014                  16,031                          15,978
 8/1/2014                  16,031                          15,991
 9/1/2014                  15,329                          15,334
10/1/2014                  15,060                          15,090
11/1/2014                  15,068                          15,276
12/1/2014                  14,503                          14,768
 1/1/2015                  14,405                          14,715
 2/1/2015                  15,432                          15,595
 3/1/2015                  15,103                          15,334
 4/1/2015                  15,933                          15,998
 5/1/2015                  15,941                          15,859
 6/1/2015                  15,477                          15,408
 7/1/2015                  15,327                          15,652
 8/1/2015                  14,181                          14,512               Past performance is not predictive of
 9/1/2015                  13,211                          13,780               future performance.
10/1/2015                  14,220                          14,816               The returns shown do not reflect the
                                                                                deduction of taxes that a shareholder
           Average Annual          One          Five         Ten                would pay on fund distributions or the
           Total Return            Year         Years       Years               redemption of fund shares.
           -------------------------------------------------------------        MSCI data copyright MSCI 2015, all
                                  -5.58%        2.47%       3.58%               rights reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500 INDEX
October 31, 2005-October 31, 2015

                        [CHART]


               U.S. Large Company
                    Portfolio        S&P 500 Index
               ------------------    -------------
10/1/2005            $10,000            $10,000
11/1/2005             10,381             10,378
12/1/2005             10,383             10,382
 1/1/2006             10,660             10,657
 2/1/2006             10,681             10,686
 3/1/2006             10,815             10,819
 4/1/2006             10,965             10,964
 5/1/2006             10,645             10,648
 6/1/2006             10,666             10,663
 7/1/2006             10,730             10,729
 8/1/2006             10,987             10,984
 9/1/2006             11,264             11,267
10/1/2006             11,630             11,634
11/1/2006             11,846             11,855
12/1/2006             12,016             12,022
 1/1/2007             12,200             12,204
 2/1/2007             11,962             11,965
 3/1/2007             12,088             12,099
 4/1/2007             12,631             12,635
 5/1/2007             13,066             13,076
 6/1/2007             12,855             12,858
 7/1/2007             12,451             12,460
 8/1/2007             12,637             12,646
 9/1/2007             13,110             13,119
10/1/2007             13,319             13,328
11/1/2007             12,759             12,771
12/1/2007             12,679             12,682
 1/1/2008             11,917             11,921
 2/1/2008             11,530             11,534
 3/1/2008             11,487             11,484
 4/1/2008             12,041             12,043
 5/1/2008             12,196             12,200
 6/1/2008             11,173             11,172
 7/1/2008             11,084             11,078
 8/1/2008             11,240             11,238
 9/1/2008             10,250             10,236
10/1/2008              8,536              8,517
11/1/2008              7,931              7,906
12/1/2008              8,018              7,990
 1/1/2009              7,350              7,317
 2/1/2009              6,569              6,538
 3/1/2009              7,145              7,110
 4/1/2009              7,829              7,791
 5/1/2009              8,273              8,227
 6/1/2009              8,283              8,243
 7/1/2009              8,913              8,866
 8/1/2009              9,234              9,186
 9/1/2009              9,580              9,529
10/1/2009              9,396              9,352
11/1/2009              9,960              9,913
12/1/2009             10,153             10,105
 1/1/2010              9,793              9,741
 2/1/2010             10,095             10,043
 3/1/2010             10,706             10,649
 4/1/2010             10,869             10,817
 5/1/2010              9,997              9,953
 6/1/2010              9,474              9,432
 7/1/2010             10,139             10,093
 8/1/2010              9,684              9,638
 9/1/2010             10,545             10,498
10/1/2010             10,944             10,897
11/1/2010             10,944             10,898
12/1/2010             11,675             11,627
 1/1/2011             11,958             11,902
 2/1/2011             12,359             12,310
 3/1/2011             12,373             12,315
 4/1/2011             12,728             12,680
 5/1/2011             12,586             12,536
 6/1/2011             12,373             12,327
 7/1/2011             12,123             12,077
 8/1/2011             11,470             11,421
 9/1/2011             10,658             10,618
10/1/2011             11,829             11,778
11/1/2011             11,793             11,752
12/1/2011             11,921             11,872
 1/1/2012             12,450             12,404
 2/1/2012             12,980             12,941
 3/1/2012             13,415             13,367
 4/1/2012             13,330             13,283
 5/1/2012             12,521             12,484
 6/1/2012             13,039             12,999
 7/1/2012             13,221             13,179
 8/1/2012             13,512             13,476
 9/1/2012             13,861             13,825
10/1/2012             13,605             13,569
11/1/2012             13,691             13,648
12/1/2012             13,806             13,772
 1/1/2013             14,520             14,486
 2/1/2013             14,717             14,682
 3/1/2013             15,270             15,233
 4/1/2013             15,566             15,526
 5/1/2013             15,924             15,890
 6/1/2013             15,717             15,676
 7/1/2013             16,510             16,474
 8/1/2013             16,027             15,997
 9/1/2013             16,531             16,498
10/1/2013             17,292             17,257
11/1/2013             17,816             17,783
12/1/2013             18,270             18,233
 1/1/2014             17,630             17,603
 2/1/2014             18,446             18,408
 3/1/2014             18,596             18,563
 4/1/2014             18,734             18,700
 5/1/2014             19,162             19,139
 6/1/2014             19,557             19,534
 7/1/2014             19,291             19,265
 8/1/2014             20,063             20,035
 9/1/2014             19,778             19,754
10/1/2014             20,261             20,237
11/1/2014             20,807             20,781
12/1/2014             20,742             20,729
 1/1/2015             20,116             20,107
 2/1/2015             21,279             21,262
 3/1/2015             20,941             20,926
 4/1/2015             21,133             21,127
 5/1/2015             21,403             21,398
 6/1/2015             20,995             20,984
 7/1/2015             21,433             21,424
 8/1/2015             20,144             20,131       Past performance is not predictive of
 9/1/2015             19,645             19,633       future performance.
10/1/2015             21,292             21,289       The returns shown do not reflect the
                                                      deduction of taxes that a shareholder
       Average Annual    One     Five      Ten        would pay on fund distributions or the
       Total Return      Year    Years    Years       redemption of fund shares.
       -------------------------------------------    The S&P data are provided by Standard
                         5.09%   14.24%   7.85%       & Poor's Index Services Group.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 International Equity Market Review          12 Months Ended October 31, 2015

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks and growth stocks had positive returns while large-cap stocks and value stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2015
                       --------------------------------

                                              Return in U.S. Dollars
           -                                  ----------------------
           MSCI World ex USA Index...........         -1.81%
           MSCI World ex USA Small Cap Index.          4.66%
           MSCI World ex USA Value Index.....         -5.92%
           MSCI World ex USA Growth Index....          2.33%

   During the period, the U.S. dollar (USD) appreciated against most developed markets currencies, decreasing USD-denominated returns in developed markets.

                           12 Months Ended October 31, 2015
                            --------------------------------

Ten Largest Foreign Developed Markets by Market Cap  Local Return Return in U.S. Dollars
---------------------------------------------------  ------------ ----------------------
                  United Kingdom....................     0.01%            -3.45%
                  Japan.............................    17.41%             9.07%
                  Canada............................    -5.27%           -18.37%
                  France............................    18.69%             4.64%
                  Switzerland.......................     3.70%             1.25%
                  Germany...........................    16.20%             2.45%
                  Australia.........................    -2.25%           -20.66%
                  Spain.............................     0.50%           -11.40%
                  Hong Kong.........................    -1.73%            -1.67%
                  Sweden............................     9.47%            -4.59%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2015, all rights reserved.

   Emerging markets had weaker performance over the period than non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks outperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2015
                       --------------------------------

                                                Return in U.S. Dollars
         -                                      ----------------------
         MSCI Emerging Markets Index...........        -14.53%
         MSCI Emerging Markets Small Cap Index.         -8.61%
         MSCI Emerging Markets Value Index.....        -17.62%
         MSCI Emerging Markets Growth Index....        -11.50%

   During the period, the U.S. dollar (USD) appreciated against most emerging markets currencies, decreasing USD-denominated returns in emerging markets.

                      12 Months Ended October 31, 2015
                       --------------------------------

Ten Largest Emerging Markets by Market Cap  Local Return Return in U.S. Dollars
------------------------------------------  ------------ ----------------------
              China........................    -0.76%            -0.70%
              Korea........................    -0.03%            -6.28%
              Taiwan.......................    -2.50%            -8.65%
              India........................    -2.15%            -8.06%
              South Africa.................     7.82%           -13.73%
              Brazil.......................   -15.36%           -45.97%
              Mexico.......................     0.26%           -18.22%
              Russia.......................     8.87%           -20.92%
              Malaysia.....................    -8.60%           -30.02%
              Indonesia....................   -12.35%           -22.61%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2015, all rights reserved.

Master-Feeder Structure

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

International Equity Portfolio Performance Overview

DFA International Value Portfolio

   The DFA International Value Portfolio is designed to capture the returns of international large-cap value stocks by purchasing shares of The DFA International Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Master Fund held approximately 520 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ending October 31, 2015, total returns were -5.78% for the Portfolio's Class R2 shares, -5.58% for the Portfolio's Institutional Class shares, and -1.81% for the MSCI World ex USA Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in international equity markets rather than the behavior of a limited number of stocks. The Master Fund had significantly greater exposure than the Index to value stocks. Value stocks generally underperformed during the period, which detracted from the Portfolio's relative performance. Differences in the valuation timing and methodology between the Master Fund and the Index generally detracted from the Portfolio's relative performance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

 U.S. Equity Market Review                   12 Months Ended October 31, 2015

   U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.5%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

              Total Return for 12 Months Ended October 31, 2015
               -------------------------------------------------

              Russell 3000(R) Index........................ 4.49%
              Russell Microcap(R) Index (micro-cap stocks). 0.82%
              Russell 2000(R) Index (small-cap stocks)..... 0.34%
              Russell 1000(R) Index (large-cap stocks)..... 4.86%
              Dow Jones U.S. Select REIT Index/SM/......... 6.87%

   Growth stocks outperformed value stocks as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2015
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)... -2.88%
         Russell 2000(R) Growth Index (small cap growth stocks).  3.52%
         Russell 1000(R) Value Index (large cap value stocks)...  0.53%
         Russell 1000(R) Growth Index (large cap growth stocks).  9.18%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2015, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the period were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small-cap, and/or micro-cap companies relative to widely used benchmarks.

U.S. Large Company Portfolio

   The U.S. Large Company Portfolio seeks to approximate the returns of the S&P 500(R) Index by investing in S&P 500(R) Index securities in approximately the same proportions as they are represented in the Index. In addition to individual stocks, the Portfolio uses futures to gain market exposure for uninvested cash. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2015, the total return was 5.09% for the Portfolio and 5.20% for the S&P 500(R) Index. The Portfolio's return is net of fees and expenses. The impact of fees and expenses was primarily responsible for the performance difference.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                             Six Months Ended October 31, 2015
  EXPENSE TABLES
                                       Beginning  Ending              Expenses
                                        Account  Account   Annualized   Paid
                                         Value    Value     Expense    During
                                       05/01/15  10/31/15    Ratio*   Period*
                                       --------- --------- ---------- --------
  DFA International Value Portfolio**
  -----------------------------------
  Actual Fund Return
   Class R2 Shares.................... $1,000.00 $  891.80    0.69%    $3.29
   Institutional Class Shares......... $1,000.00 $  892.50    0.44%    $2.10
  Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,021.73    0.69%    $3.52
   Institutional Class Shares......... $1,000.00 $1,022.99    0.44%    $2.24

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    05/01/15  10/31/15    Ratio*   Period*
                                    --------- --------- ---------- --------
     U.S. Large Company Portfolio
     ----------------------------
     Actual Fund Return............ $1,000.00 $1,007.50    0.08%    $0.40
     Hypothetical 5% Annual Return. $1,000.00 $1,024.80    0.08%    $0.41

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
(call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by category.

FEEDER FUND

                                           Affiliated Investment Company
                                           -----------------------------
        DFA International Value Portfolio.             100.0%

DOMESTIC EQUITY PORTFOLIO

                         U.S. Large Company Portfolio
              Consumer Discretionary.......................  13.2%
              Consumer Staples.............................   9.7%
              Energy.......................................   7.1%
              Financials...................................  13.6%
              Health Care..................................  14.6%
              Industrials..................................  10.2%
              Information Technology.......................  20.8%
              Materials....................................   2.9%
              Real Estate Investment Trusts................   2.6%
              Telecommunication Services...................   2.4%
              Utilities....................................   2.9%
                                                            -----
                                                            100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2015

                                                                 Value+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The DFA International Value Series of
       The DFA Investment Trust Company..................... $6,804,066,681
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $6,822,176,914)............................. $6,804,066,681
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2015, based on their valuation inputs, is located within this report (See Master Fund's Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                 Percentage
                                         Shares      Value+    of Net Assets**
                                         ------      ------    ---------------
 COMMON STOCKS -- (94.3%)
 Consumer Discretionary -- (12.4%)
 *   Amazon.com, Inc...................   121,224 $ 75,874,102            1.3%
     Comcast Corp. Class A.............   668,443   41,857,901            0.7%
     Home Depot, Inc. (The)............   405,880   50,183,003            0.9%
     McDonald's Corp...................   297,688   33,415,478            0.6%
     NIKE, Inc. Class B................   214,269   28,075,667            0.5%
     Starbucks Corp....................   469,127   29,353,276            0.5%
     Walt Disney Co. (The).............   490,819   55,825,753            1.0%
     Other Securities..................            447,404,205            7.6%
                                                  ------------           -----
 Total Consumer Discretionary..........            761,989,385           13.1%
                                                  ------------           -----
 Consumer Staples -- (9.1%)
     Altria Group, Inc.................   619,738   37,475,557            0.6%
     Coca-Cola Co. (The)............... 1,237,457   52,406,304            0.9%
     CVS Health Corp...................   352,268   34,797,033            0.6%
     PepsiCo, Inc......................   464,320   47,448,861            0.8%
     Philip Morris International, Inc..   489,668   43,286,651            0.7%
     Procter & Gamble Co. (The)........   857,388   65,487,295            1.1%
     Wal-Mart Stores, Inc..............   498,797   28,551,140            0.5%
     Other Securities..................            252,221,401            4.5%
                                                  ------------           -----
 Total Consumer Staples................            561,674,242            9.7%
                                                  ------------           -----
 Energy -- (6.7%)
     Chevron Corp......................   594,780   54,053,606            0.9%
     Exxon Mobil Corp.................. 1,317,882  109,041,557            1.9%
     Schlumberger, Ltd.................   399,984   31,262,749            0.5%
     Other Securities..................            217,633,823            3.8%
                                                  ------------           -----
 Total Energy..........................            411,991,735            7.1%
                                                  ------------           -----
 Financials -- (12.8%)
     Bank of America Corp.............. 3,308,905   55,523,426            1.0%
 *   Berkshire Hathaway, Inc. Class B..   592,145   80,543,563            1.4%
     Citigroup, Inc....................   951,354   50,583,492            0.9%
     JPMorgan Chase & Co............... 1,168,888   75,101,054            1.3%
     Wells Fargo & Co.................. 1,476,526   79,939,118            1.4%
     Other Securities..................            444,909,043            7.5%
                                                  ------------           -----
 Total Financials......................            786,599,696           13.5%
                                                  ------------           -----
 Health Care -- (13.7%)
     AbbVie, Inc.......................   523,201   31,156,620            0.5%
 *   Allergan P.L.C....................   124,421   38,380,146            0.7%
     Amgen, Inc........................   239,668   37,910,684            0.7%
     Bristol-Myers Squibb Co...........   527,066   34,760,003            0.6%
 *   Celgene Corp......................   249,874   30,662,038            0.5%
     Gilead Sciences, Inc..............   463,882   50,159,561            0.9%
     Johnson & Johnson.................   875,261   88,427,619            1.5%
     Medtronic P.L.C...................   446,998   33,042,092            0.6%
     Merck & Co., Inc..................   890,284   48,662,923            0.8%
     Pfizer, Inc....................... 1,949,380   65,928,032            1.1%
     UnitedHealth Group, Inc...........   301,403   35,499,245            0.6%
     Other Securities..................            350,259,076            6.0%
                                                  ------------           -----
 Total Health Care.....................            844,848,039           14.5%
                                                  ------------           -----

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Industrials -- (9.6%)
      3M Co..............................................    197,470 $   31,044,259            0.5%
#     Boeing Co. (The)...................................    201,889     29,893,704            0.5%
      General Electric Co................................  3,191,286     92,291,991            1.6%
      Other Securities...................................               436,997,169            7.6%
                                                                     --------------          ------
Total Industrials........................................               590,227,123           10.2%
                                                                     --------------          ------
Information Technology -- (19.7%)
*     Alphabet, Inc. Class A.............................     91,627     67,564,834            1.1%
*     Alphabet, Inc. Class C.............................     93,490     66,453,627            1.1%
      Apple, Inc.........................................  1,802,520    215,401,140            3.7%
      Cisco Systems, Inc.................................  1,607,551     46,377,846            0.8%
*     Facebook, Inc. Class A.............................    714,259     72,832,990            1.2%
      Intel Corp.........................................  1,502,648     50,879,661            0.9%
      International Business Machines Corp...............    284,842     39,900,667            0.7%
      MasterCard, Inc. Class A...........................    315,447     31,226,099            0.5%
      Microsoft Corp.....................................  2,528,007    133,074,289            2.3%
      Oracle Corp........................................  1,027,913     39,924,141            0.7%
      QUALCOMM, Inc......................................    496,627     29,509,576            0.5%
#     Visa, Inc. Class A.................................    616,796     47,851,034            0.8%
      Other Securities...................................               366,789,748            6.5%
                                                                     --------------          ------
Total Information Technology.............................             1,207,785,652           20.8%
                                                                     --------------          ------
Materials -- (2.8%)
      Other Securities...................................               170,817,708            3.0%
                                                                     --------------          ------

Real Estate Investment Trusts -- (2.5%)
      Other Securities...................................               151,353,159            2.6%
                                                                     --------------          ------

Telecommunication Services -- (2.2%)
      AT&T, Inc..........................................  1,944,212     65,150,544            1.1%
      Verizon Communications, Inc........................  1,285,086     60,244,832            1.1%
      Other Securities...................................                11,559,523            0.2%
                                                                     --------------          ------
Total Telecommunication Services.........................               136,954,899            2.4%
                                                                     --------------          ------

Utilities -- (2.8%)
      Other Securities...................................               170,028,291            2.9%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             5,794,269,929           99.8%
                                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............................             5,794,269,929
                                                                     --------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional Liquid Reserves, 0.140%.  6,681,027      6,681,027            0.1%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (5.6%)
(S)@  DFA Short Term Investment Fund..................... 29,734,142    344,024,017            5.9%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,253,320,307)................................              $6,144,974,973          105.8%
                                                                     ==============          ======

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  761,989,385           --   --    $  761,989,385
  Consumer Staples..............    561,674,242           --   --       561,674,242
  Energy........................    411,991,735           --   --       411,991,735
  Financials....................    786,599,696           --   --       786,599,696
  Health Care...................    844,848,039           --   --       844,848,039
  Industrials...................    590,227,123           --   --       590,227,123
  Information Technology........  1,207,785,652           --   --     1,207,785,652
  Materials.....................    170,817,708           --   --       170,817,708
  Real Estate Investment Trusts.    151,353,159           --   --       151,353,159
  Telecommunication Services....    136,954,899           --   --       136,954,899
  Utilities.....................    170,028,291           --   --       170,028,291
Temporary Cash Investments......      6,681,027           --   --         6,681,027
Securities Lending Collateral...             -- $344,024,017   --       344,024,017
Futures Contracts**.............        258,734           --   --           258,734
                                 -------------- ------------   --    --------------
TOTAL........................... $5,801,209,690 $344,024,017   --    $6,145,233,707
                                 ============== ============   ==    ==============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
          (Amounts in thousands, except share and per share amounts)

                                                                                            DFA        U.S. Large
                                                                                       International    Company
                                                                                      Value Portfolio  Portfolio*
                                                                                      --------------- ------------
ASSETS:
Investments in Affiliated Investment Company at Value................................ $    6,804,067            --
Investments at Value (including $0 and $528,878 of securities on loan, respectively).             --  $  5,794,270
Temporary Cash Investments at Value & Cost...........................................             --         6,681
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.............             --       344,024
Segregated Cash for Futures Contracts................................................             --           745
Cash.................................................................................             --         3,433
Receivables:
  Dividends, Interest and Tax Reclaims...............................................             --         6,763
  Securities Lending Income..........................................................             --            66
  Fund Shares Sold...................................................................          7,118         2,201
  Prepaid Expenses and Other Assets..................................................             76            69
                                                                                      --------------  ------------
     Total Assets....................................................................      6,811,261     6,158,252
                                                                                      --------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...................................................             --       344,024
  Fund Shares Redeemed...............................................................          3,885         2,810
  Due to Advisor.....................................................................          1,149            21
  Futures Margin Variation...........................................................             --            76
Accrued Expenses and Other Liabilities...............................................            342           578
                                                                                      --------------  ------------
     Total Liabilities...............................................................          5,376       347,509
                                                                                      --------------  ------------
NET ASSETS........................................................................... $    6,805,885  $  5,810,743
                                                                                      ==============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $10,404 and $0 and shares outstanding of
 614,669 and 0, respectively......................................................... $        16.93           N/A
                                                                                      ==============  ============
NUMBER OF SHARES AUTHORIZED..........................................................    100,000,000           N/A
                                                                                      ==============  ============
Institutional Class Shares -- based on net assets of $6,795,481 and $5,810,743 and
 shares outstanding of 401,523,749 and 353,808,210, respectively..................... $        16.92  $      16.42
                                                                                      ==============  ============
NUMBER OF SHARES AUTHORIZED..........................................................  1,500,000,000   900,000,000
                                                                                      ==============  ============
Investments in Affiliated Investment Companies at Cost............................... $    6,822,177  $         --
                                                                                      --------------  ------------
Investments at Cost.................................................................. $           --  $  2,902,615
                                                                                      ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital...................................................................... $    7,101,251  $  3,032,515
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income).............................................................................         27,926        10,643
Accumulated Net Realized Gain (Loss).................................................       (304,989)     (124,327)
Net Unrealized Foreign Exchange Gain (Loss)..........................................           (193)           --
Net Unrealized Appreciation (Depreciation)...........................................        (18,110)    2,891,912
                                                                                      --------------  ------------
NET ASSETS........................................................................... $    6,805,885  $  5,810,743
                                                                                      ==============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                                                  DFA
                                                                                             International U.S. Large
                                                                                                 Value      Company
                                                                                              Portfolio*   Portfolio
                                                                                             ------------- ----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Companies:
  Dividends (Net of Foreign Taxes Withheld of $19,467 and $0, respectively).................   $ 241,687          --
  Income from Securities Lending............................................................       6,887          --
  Expenses Allocated from Affiliated Investment Company.....................................     (15,416)         --
                                                                                               ---------    --------
     Total Net Investment Income Received from Affiliated Investment Companies..............     233,158          --
                                                                                               ---------    --------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0 and $9, respectively)......................          --    $120,383
  Income from Securities Lending............................................................          --         600
                                                                                               ---------    --------
     Total Investment Income................................................................          --     120,983
                                                                                               ---------    --------
Expenses
  Investment Advisory Services Fees.........................................................       7,652       3,413
  Administrative Services Fees..............................................................      10,266          --
  Accounting & Transfer Agent Fees..........................................................          44         324
  S&P 500(R) Fees...........................................................................          --         103
  Custodian Fees............................................................................          --          91
  Shareholder Servicing Fees -- Class R2 Shares.............................................          27          --
  Filing Fees...............................................................................         167          75
  Shareholders' Reports.....................................................................         284         141
  Directors'/Trustees' Fees & Expenses......................................................          34          28
  Professional Fees.........................................................................          22         477
  Other.....................................................................................         394         377
                                                                                               ---------    --------
     Total Expenses.........................................................................      18,890       5,029
                                                                                               ---------    --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor
   (Note C).................................................................................      (3,826)       (478)
                                                                                               ---------    --------
  Net Expenses..............................................................................      15,064       4,551
                                                                                               ---------    --------
  Net Investment Income (Loss)..............................................................     218,094     116,432
                                                                                               ---------    --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**............................................................     185,379     174,452
    Futures.................................................................................          --       2,961
    Foreign Currency Transactions...........................................................      (4,394)         --
    In-Kind Redemptions.....................................................................          --      70,875
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............................................    (768,572)    (67,093)
    Futures.................................................................................          --      (2,353)
    Translation of Foreign Currency Denominated Amounts.....................................         490          --
                                                                                               ---------    --------
  Net Realized and Unrealized Gain (Loss)...................................................    (587,097)    178,842
                                                                                               ---------    --------
Net Increase (Decrease) in Net Assets Resulting from Operations.............................   $(369,003)   $295,274
                                                                                               =========    ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                  DFA International Value    U.S. Large Company
                                                                         Portfolio                Portfolio
                                                                 ------------------------  ----------------------
                                                                     Year         Year        Year        Year
                                                                    Ended        Ended       Ended       Ended
                                                                   Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                                     2015         2014        2015        2014
                                                                 -----------  -----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................................. $   218,094  $   299,034  $  116,432  $  103,372
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.................................     185,379      130,787     174,452      90,274
    Futures.....................................................          --           --       2,961      12,101
    Foreign Currency Transactions...............................      (4,394)      (1,306)         --          --
    In-Kind Redemptions.........................................          --           --      70,875          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................    (768,572)    (506,381)    (67,093)    634,795
    Futures.....................................................          --          (25)     (2,353)        345
    Translation of Foreign Currency Denominated Amounts.........         490       (1,031)         --          --
                                                                 -----------  -----------  ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations................................................    (369,003)     (78,922)    295,274     840,887
                                                                 -----------  -----------  ----------  ----------
Distributions From:
  Net Investment Income:
    Class R2 Shares.............................................        (293)        (347)         --          --
    Institutional Class Shares..................................    (210,745)    (295,058)   (110,940)   (102,736)
                                                                 -----------  -----------  ----------  ----------
     Total Distributions........................................    (211,038)    (295,405)   (110,940)   (102,736)
                                                                 -----------  -----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued.................................................   1,877,719    1,652,421   1,080,396     787,937
  Shares Issued in Lieu of Cash Distributions...................     204,539      286,790      95,812      89,598
  Shares Redeemed...............................................  (1,698,746)  (1,090,342)  1,218,173    (864,648)
                                                                 -----------  -----------  ----------  ----------
     Net Increase (Decrease) from Capital Share Transactions....     383,512      848,869     (41,965)     12,887
                                                                 -----------  -----------  ----------  ----------
     Total Increase (Decrease) in Net Assets....................    (196,529)     474,542     142,368     751,038
Net Assets
  Beginning of Year.............................................   7,002,414    6,527,872   5,668,374   4,917,336
                                                                 -----------  -----------  ----------  ----------
  End of Year................................................... $ 6,805,885  $ 7,002,414  $5,810,743  $5,668,374
                                                                 ===========  ===========  ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued.................................................     105,639       84,840      66,846      52,855
  Shares Issued in Lieu of Cash Distributions...................      11,317       14,488       6,038       6,016
  Shares Redeemed...............................................     (93,840)     (55,963)    (74,737)    (57,748)
                                                                 -----------  -----------  ----------  ----------
     Net Increase (Decrease) from Shares Issued and
      Redeemed..................................................      23,116       43,365      (1,853)      1,123
                                                                 ===========  ===========  ==========  ==========
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)...................................... $    27,926  $    22,455  $   10,643  $   10,292

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                    DFA International Value Portfolio-Class R2 Shares
                                                                    --------------------------------------------
                                                                                            Year
                                                                      Year         Year     Ended    Year     Year
                                                                     Ended        Ended     Oct.    Ended    Ended
                                                                    Oct. 31,     Oct. 31,    31,   Oct. 31, Oct. 31,
                                                                      2015         2014     2013     2012     2011
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................................. $ 18.48      $ 19.46   $15.72   $15.83  $ 17.82
                                                                    -------      -------   ------   ------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................................    0.51         0.74     0.49     0.51     0.53
  Net Gains (Losses) on Securities (Realized and Unrealized).......   (1.55)       (0.93)    3.77    (0.13)   (2.00)
                                                                    -------      -------   ------   ------  -------
   Total from Investment Operations................................   (1.04)       (0.19)    4.26     0.38    (1.47)
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................................   (0.51)       (0.79)   (0.52)   (0.49)   (0.52)
                                                                    -------      -------   ------   ------  -------
   Total Distributions.............................................   (0.51)       (0.79)   (0.52)   (0.49)   (0.52)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year....................................... $ 16.93      $ 18.48   $19.46   $15.72  $ 15.83
=================================================================== ========     ========  ======  ======== ========
Total Return.......................................................   (5.78)%      (1.21)%  27.61%    2.70%   (8.53)%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................................ $10,404      $11,200   $5,517   $6,407  $ 6,102
Ratio of Expenses to Average Net Assets (B)........................    0.68%        0.68%    0.69%    0.71%    0.71%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
 Advisor)..........................................................    0.73%        0.68%    0.69%    0.71%    0.71%
Ratio of Net Investment Income to Average Net Assets...............    2.81%        3.79%    2.84%    3.33%    2.97%
----------------------------------------------------------------------------------------------------------------------

                                                                     DFA International Value Portfolio-Institutional Class Shares
                                                                    ------------------------------------------------------------

                                                                        Year         Year        Year        Year         Year
                                                                       Ended        Ended       Ended       Ended        Ended
                                                                      Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                                                        2015         2014        2013        2012         2011
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................................. $    18.47   $    19.45   $    15.72  $    15.83  $    17.81
                                                                    ----------   ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................................       0.56         0.84         0.52        0.54        0.58
  Net Gains (Losses) on Securities (Realized and Unrealized).......      (1.56)       (0.98)        3.78       (0.12)      (1.99)
                                                                    ----------   ----------   ----------  ----------  ----------
   Total from Investment Operations................................      (1.00)       (0.14)        4.30        0.42       (1.41)
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................................      (0.55)       (0.84)       (0.57)      (0.53)      (0.57)
                                                                    ----------   ----------   ----------  ----------  ----------
   Total Distributions.............................................      (0.55)       (0.84)       (0.57)      (0.53)      (0.57)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year....................................... $    16.92   $    18.47   $    19.45  $    15.72  $    15.83
=================================================================== ==========   ==========   ==========  ==========  ==========
Total Return.......................................................      (5.58)%      (0.97)%      27.90%       2.98%      (8.26)%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................................ $6,795,481   $6,991,214   $6,522,355  $5,480,888  $5,287,323
Ratio of Expenses to Average Net Assets (B)........................       0.43%        0.43%        0.43%       0.45%       0.45%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
 Advisor)..........................................................       0.49%        0.43%        0.43%       0.45%       0.45%
Ratio of Net Investment Income to Average Net Assets...............       3.10%        4.29%        3.00%       3.54%       3.26%
----------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                            U.S. Large Company Portfolio
                                                             ----------------------------------------------------------
                                                                Year        Year        Year        Year        Year
                                                               Ended       Ended       Ended       Ended       Ended
                                                              Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                2015        2014        2013        2012        2011
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $    15.94  $    13.87  $    11.15  $     9.90  $     9.34
                                                             ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.33        0.29        0.27        0.22        0.19
 Net Gains (Losses) on Securities (Realized and Unrealized).       0.47        2.07        2.71        1.25        0.56
                                                             ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations.........................       0.80        2.36        2.98        1.47        0.75
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.32)      (0.29)      (0.26)      (0.22)      (0.19)
                                                             ----------  ----------  ----------  ----------  ----------
   Total Distributions......................................      (0.32)      (0.29)      (0.26)      (0.22)      (0.19)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $    16.42  $    15.94  $    13.87  $    11.15  $     9.90
===========================================================  ==========  ==========  ==========  ==========  ==========
Total Return................................................       5.09%      17.17%      27.10%      15.02%       8.09%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $5,810,743  $5,668,374  $4,917,336  $4,037,336  $3,762,013
Ratio of Expenses to Average Net Assets.....................       0.08%       0.08%       0.09%       0.10%       0.10%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor)...............       0.09%       0.08%       0.10%       0.10%       0.10%
Ratio of Net Investment Income to Average Net Assets........       2.05%       1.95%       2.13%       2.10%       1.95%
Portfolio Turnover Rate.....................................          2%          3%          3%          4%          4%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   Dimensional Investment Group, Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, two of which, DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports.

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At October 31, 2015, the Feeder Fund owned 74% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. This valuation is classified as Level 1 in the hierarchy.

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the

Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the U.S. Large Company Portfolio Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolio. Prior to July 21, 2015, the Advisor received no additional compensation for the investment advisory services it provided to the Feeder Funds and the International Small Company Portfolio. On May 8, 2015 and June 10, 2015 at a Special

Joint Meeting of Shareholders, shareholders of the Portfolios approved new investment management agreements, which became effective July 21, 2015, that provide a uniform agreement that increases transparency and better describes all of the services that the Advisor provides to each Portfolio. For the U.S. Large Company Portfolio, the rate charged under the new investment management agreement for investment management services is equal to the rate charged under the Portfolio's previous investment management agreement with the Advisor. For the Feeder Fund, the new investment management agreement replaced the Feeder Fund's investment advisory agreement (that provided for no investment advisory fee at the Feeder Fund level) and administration agreement and charges a rate equal to the combination of the rate charged under the Feeder Fund's previous administration agreement with the Advisor and the rate of the advisory fee charged by the Advisor to the Master Fund in which the Feeder Fund invests. In order to prevent the Feeder Fund from being subject to a higher level of investment management fees, the Advisor will permanently waive the Feeder Fund's investment management fee in the circumstances described in the notes below. For the year ended October 31, 2015, the U.S. Large Company Portfolio's investment advisory services/management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.06% of the Portfolio's average daily net assets.

   Prior to July 21, 2015, the Feeder Fund paid fees to the Advisor pursuant to an administration agreement for administrative services, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services, that were accrued daily and paid monthly based on an effective annual rate of 0.20% of the Feeder Fund's average daily net assets. Effective July 21, 2015, the Feeder Fund's investment advisory services/management fees pursuant to the new investment management agreement were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40% of the Feeder Fund's average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the U.S. Large Company Portfolio, and a portion of the Fee Waiver Agreement for the Feeder Fund, will remain in effect through February 28, 2016, and may only be terminated by the Fund's Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Fund, as described in the notes below, will remain in effect permanently, unless terminated by the Feeder Fund. For the year ended October 31, 2015, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of recovery.

                                                                          Previously
                                                           Recovery      Waived Fees/
                                                         of Previously     Expenses
                                                         Waived Fees/       Assumed
                                            Expense        Expenses    Subject to Future
Institutional Class Shares             Limitation Amount    Assumed        Recovery
--------------------------             ----------------- ------------- -----------------
U.S. Large Company Portfolio (1)......       0.08%            $57            $875
DFA International Value Portfolio (2).       0.40%             --              --

Class R2 Shares
---------------
DFA International Value Portfolio (2).       0.79%             --              --

   (1) Effective August 1, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) ("Portfolio Expenses") of the Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio's average net assets (the "Expense Limitation Amount"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery is within 36 months and will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   Prior to August 1, 2013, the Advisor contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the Portfolio Expenses of the Portfolio so that such Portfolio Expenses did not exceed 0.10% of the Portfolio's average net assets on an annualized basis (the "Previous Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio were less than the Previous Expense Limitation Amount, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within 36 months and did not cause the Portfolio's annualized Portfolio Expenses to exceed the Previous Expense Limitation Amount.

   (2) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, to 0.40% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed (including for the time period prior to July 21, 2015) to assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the "Annualized Expense Ratio"). At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than the Annualized Expense Ratio listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery does not cause the annualized expense ratio of the Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio, as listed above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver. Also, the Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of such reimbursement.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2015, the total related amounts paid by the Fund to the CCO were $30 (in thousands). The total related amounts paid by each Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    DFA International Value Portfolio. $214
                    U.S. Large Company Portfolio......  266

E. Purchases and Sales of Securities:

   For the year ended October 31, 2015, U.S. Large Company Portfolio made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                              Purchases  Sales
                -                             --------- -------
                U.S. Large Company Portfolio. $440,238  $87,873

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to net foreign currency gains/losses, foreign capital gains tax reclass and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                      Increase       Increase
                                                     (Decrease)     (Decrease)
                                      Increase     Undistributed   Accumulated
                                     (Decrease)    Net Investment  Net Realized
                                   Paid-In Capital     Income     Gains (Losses)
                                   --------------- -------------- --------------
DFA International Value Portfolio.     $     4        $(1,585)       $  1,581
U.S. Large Company Portfolio......      80,800         (5,141)        (75,659)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

                                       Net Investment
                                         Income and
                                         Short-Term     Long-Term
                                       Capital Gains  Capital Gains  Total
                                       -------------- ------------- --------
    DFA International Value Portfolio
    2014..............................    $295,405         --       $295,405
    2015..............................     211,038         --        211,038
    U.S. Large Company Portfolio
    2014..............................     102,736         --        102,736
    2015..............................     110,940         --        110,940

   At October 31, 2015, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                     Net Investment
                                         Income
                                     and Short-Term   Long-Term
                                     Capital Gains  Capital Gains  Total
                                     -------------- ------------- -------
       U.S. Large Company Portfolio.     $5,141        $7,248     $12,389

   At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   Undistributed                                               Total Net
                                   Net Investment                                            Distributable
                                     Income and   Undistributed                 Unrealized     Earnings
                                     Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                   Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                   -------------- ------------- ------------- -------------- -------------
DFA International Value Portfolio.    $34,362             --      $(303,109)    $  (26,271)   $ (295,018)
U.S. Large Company Portfolio......     10,909        $47,851             --      2,719,734     2,778,494

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                 Expires on October 31,
                                                 ----------------------
                                                   2016       Total
                                                  --------    --------
              DFA International Value Portfolio. $303,109    $303,109
              U.S. Large Company Portfolio......       --          --

   During the year ended October 31, 2015, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                  DFA International Value Portfolio. $182,318
                  U.S. Large Company Portfolio......  109,001

   At October 31, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                         Net Unrealized
                                   Federal Tax  Unrealized   Unrealized   Appreciation
                                      Cost     Appreciation Depreciation (Depreciation)
                                   ----------- ------------ ------------ --------------
DFA International Value Portfolio. $6,830,145           --    $(26,079)    $  (26,079)
U.S. Large Company Portfolio......  3,425,240   $2,812,502     (92,767)     2,719,735

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                               Year                  Year
                                                               Ended                 Ended
                                                             Oct. 31,              Oct. 31,
                                                               2015                  2014
                                                       --------------------  --------------------
                                                          Amount     Shares     Amount     Shares
                                                       -----------  -------  -----------  -------
DFA International Value Portfolio
Class R2 Shares
 Shares Issued........................................ $     3,876      214  $    11,741      598
 Shares Issued in Lieu of Cash Distributions..........         293       16          347       17
 Shares Redeemed......................................      (4,082)    (221)      (5,810)    (293)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $        87        9  $     6,278      322
                                                       ===========  =======  ===========  =======
Institutional Class Shares
 Shares Issued........................................ $ 1,873,843  105,425  $ 1,640,680   84,242
 Shares Issued in Lieu of Cash Distributions..........     204,246   11,301      286,443   14,471
 Shares Redeemed......................................  (1,694,664) (93,619)  (1,084,532) (55,670)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $   383,425   23,107  $   842,591   43,043
                                                       ===========  =======  ===========  =======

H. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

   1. Futures Contracts: The Portfolios may enter into futures contracts and options on futures contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolios to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2015, the U.S. Large Company Portfolio had outstanding futures contracts (dollar amounts in thousands):

                                            Expiration Number of  Contract Unrealized     Cash
                         Description           Date    Contracts*  Value   Gain (Loss) Collateral
                    ----------------------- ---------- ---------- -------- ----------- ----------
U.S. Large Company
  Portfolio........ S&P 500 Emini Index(R)   12/18/15     151     $15,656     $259        $745

* During the year ended October 31, 2015, U.S. Large Company Portfolio's average notional contract amount of outstanding futures contracts was $13,890 (in thousands).

   The following is a summary of the location of derivatives on the U.S. Large Company Portfolio's Statement of Assets and Liabilities as of October 31, 2015:

                                Location on the Statements of Assets and
                                              Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Equity contracts                                     Payables: Futures Margin
                                                        Variation

   The following is a summary of the U.S. Large Company Portfolio's derivative instrument holdings categorized by primary risk exposure as of October 31, 2015 (amounts in thousands):

                                          Liability Derivatives Value
                                          --------------------------
                                            Total Value
                                                 at          Equity
                                          October 31, 2015  Contracts
                                          ----------------  ---------
            U.S. Large Company Portfolio.       $259          $259

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location of realized and change in unrealized gains and losses on the U.S. Large Company Portfolio's Statement of Operations for the Portfolio's derivative instrument holdings for the year ended October 31, 2015:

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts     Net Realized Gain (Loss) on: Futures
                      Change in Unrealized Appreciation (Depreciation) of:
                        Futures

   The following is a summary of the realized and change in unrealized gains and losses from the U.S. Large Company Portfolio's direct investment in derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2015 (amounts in thousands):

                                              Realized Gain (Loss) on
                                              Derivatives Recognized in Income
                                              -------------------------------
                                                               Equity
                                               Total          Contracts
                                                 -------      ---------
                U.S. Large Company Portfolio. $ 2,961          $ 2,961
                                              Change in Unrealized
                                              Appreciation (Depreciation) on
                                              Derivatives Recognized in Income
                                              -------------------------------
                                                               Equity
                                               Total          Contracts
                                                 -------      ---------
                U.S. Large Company Portfolio. $(2,352)         $(2,352)

I. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. A line of credit with similar terms was in effect through March 31, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 9, 2015. A line of credit with similar terms was in effect through January 8, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

                                Weighted      Weighted    Number of   Interest Maximum Amount
                                 Average    Average Loan     Days     Expense  Borrowed During
                              Interest Rate   Balance    Outstanding* Incurred   The Period
                              ------------- ------------ ------------ -------- ---------------
U.S. Large Company Portfolio.     0.88%       $15,575         27        $10        $73,868

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2015, that the Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of October 31, 2015.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolios did not utilize the interfund lending program during the year ended October 31, 2015.

J. Securities Lending:

   As of October 31, 2015, U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. In addition, U.S. Large Company Portfolio received non-cash collateral consisting of short and/or long term U.S. government securities and U.S. Agency Backed Securities with a market value of $184,929 (amount in thousands). The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Shareholder Servicing Fees:

   The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio's Class R2 Shares.

L. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. In-Kind Redemptions:

   In accordance with guidelines described in the Portfolios' prospectus, the Portfolios may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, a Portfolio recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceed the cost of those securities and a loss on in-kind redemptions to the extent the cost of the distributed securities on the date of redemption exceeds the value of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   During the year ended October 31, 2015, U.S. Large Company Portfolio realized net gains on in-kind redemptions in the amount of $70,875 (amount in thousands).

N. Other:

   At October 31, 2015, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                               Approximate
                                                                              Percentage of
                                                                  Number of    Outstanding
                                                                 Shareholders    Shares
-                                                                ------------ -------------
DFA International Value Portfolio -- Class R2 Shares............      3            93%
DFA International Value Portfolio -- Institutional Class Shares.      3            73%
U.S. Large Company Portfolio....................................      4            80%

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments/summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value Portfolio and U.S. Large Company Portfolio (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") at October 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodian, broker and the transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2015

                      RESULTS OF THE SHAREHOLDER MEETING
                                  (Unaudited)

   On May 8, 2015 and June 10, 2015, Dimensional Investment Group Inc. ("DIG") held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DIG and the Portfolios, including, among other items, the election of Directors, the approval of an updated investment management agreement, and the amendment of certain fundamental investment limitations. The shareholders of the Portfolios approved each of the applicable proposals for DIG and the Portfolios presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by each Portfolio. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DIG

Proposal 1: Election of Directors/Trustees*

                                          % Voted % FOR             % Voted  % WITHHOLD
                                  FOR       FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 939,783,101 98.41%  59.42% 15,145,259  1.59%     0.96%
(b) George M. Constantinides. 939,783,293 98.41%  59.42% 15,145,070  1.59%     0.96%
(c) John P. Gould............ 939,232,722 98.36%  59.38% 15,695,640  1.64%     0.99%
(d) Roger G. Ibbotson........ 939,903,967 98.43%  59.43% 15,024,396  1.57%     0.95%
(e) Edward P. Lazear......... 939,691,278 98.40%  59.41% 15,237,082  1.60%     0.96%
(f) Eduardo A. Repetto....... 939,908,854 98.43%  59.43% 15,019,506  1.57%     0.95%
(g) Myron S. Scholes......... 939,391,166 98.37%  59.39% 15,537,193  1.63%     0.98%
(h) Abbie J. Smith........... 938,479,338 98.28%  59.34% 16,449,025  1.72%     1.04%

*  Results are for all Portfolios within DIG

DFA International Value Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 206,343,416 98.06%  52.40% 4,081,532  1.94%     1.04%
(b) George M. Constantinides. 206,448,720 98.11%  52.42% 3,976,229  1.89%     1.01%
(c) John P. Gould............ 206,392,175 98.08%  52.41% 4,032,772  1.92%     1.02%
(d) Roger G. Ibbotson........ 206,417,557 98.10%  52.41% 4,007,393  1.90%     1.02%
(e) Edward P. Lazear......... 206,363,295 98.07%  52.40% 4,061,653  1.93%     1.03%
(f) Eduardo A. Repetto....... 206,462,732 98.12%  52.43% 3,962,216  1.88%     1.01%
(g) Myron S. Scholes......... 205,949,550 97.87%  52.30% 4,475,396  2.13%     1.14%
(h) Abbie J. Smith........... 204,928,341 97.39%  52.04% 5,496,608  2.61%     1.40%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
169,148,727  80.38%  42.95% 4,127,770  1.96%    1.05%   3,156,848  1.50%    0.80%   33,991,603  16.15%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
171,790,492  81.64%  43.62% 1,161,453  0.55%    0.29%   3,481,404  1.65%    0.88%   33,991,603  16.15%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
171,594,952  81.55%  43.57% 1,367,552  0.65%    0.35%   3,470,841  1.65%    0.88%   33,991,603  16.15%

Proposal 7: Election of Trustees of Master Fund

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 206,098,750 97.94%  52.33% 4,326,198  2.06%     1.10%
(b) George M. Constantinides. 206,246,418 98.01%  52.37% 4,178,527  1.99%     1.06%
(c) John P. Gould............ 206,198,706 97.99%  52.36% 4,226,243  2.01%     1.07%
(d) Roger G. Ibbotson........ 206,218,762 98.00%  52.36% 4,206,187  2.00%     1.07%
(e) Edward P. Lazear......... 206,096,489 97.94%  52.33% 4,328,459  2.06%     1.10%
(f) Eduardo A. Repetto....... 206,268,623 98.02%  52.38% 4,156,325  1.98%     1.06%
(g) Myron S. Scholes......... 205,687,646 97.75%  52.23% 4,737,302  2.25%     1.20%
(h) Abbie J. Smith........... 204,724,182 97.29%  51.98% 5,700,767  2.71%     1.45%

Proposal 8: Approval of a "Manager of Managers" Structure for Master Fund

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
169,242,255  80.43%  42.97% 1,492,817  0.71%    0.38%   5,698,274  2.71%    1.45%   33,991,603  16.15%

Proposal 9: Approval of an Updated Investment Management Agreement Between Dimensional Fund Advisors LP and Master Fund

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
171,599,143  81.55%  43.57% 1,288,705  0.61%    0.33%   3,545,498  1.68%    0.90%   33,991,603  16.15%

Proposal 10: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities of Master Fund

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
171,527,786  81.51%  43.55% 1,446,514  0.69%    0.37%   3,459,044  1.64%    0.88%   33,991,603  16.15%

U.S. Large Company Portfolio

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 212,041,354 98.41%  60.38% 3,433,906  1.59%     0.98%
(b) George M. Constantinides. 212,055,228 98.41%  60.38% 3,420,032  1.59%     0.97%
(c) John P. Gould............ 211,890,480 98.34%  60.33% 3,584,780  1.66%     1.02%
(d) Roger G. Ibbotson........ 212,100,718 98.43%  60.39% 3,374,543  1.57%     0.96%
(e) Edward P. Lazear......... 212,072,126 98.42%  60.38% 3,403,134  1.58%     0.97%
(f) Eduardo A. Repetto....... 212,084,138 98.43%  60.39% 3,391,122  1.57%     0.97%
(g) Myron S. Scholes......... 212,026,364 98.40%  60.37% 3,448,896  1.60%     0.98%
(h) Abbie J. Smith........... 211,957,852 98.37%  60.35% 3,517,408  1.63%     1.00%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
158,935,073  73.76%  45.25% 1,394,185  0.65%    0.40%   2,647,363  1.23%    0.75%   52,498,639  24.36%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN   Broker   % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S    Non-Vote  Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- ---------- --------
157,250,246  72.98%  44.77% 2,868,976  1.33%    0.82%   2,857,398  1.33%    0.81%   52,498,639  24.36%

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000 VALUE INDEX
October 31, 2005-October 31, 2015

                                    [CHART]


                  The U.S. Large Cap       Russell 1000 Value
                     Value Series                Index
                 --------------------      ------------------
10/1/2005              $10,000                 $10,000
11/1/2005               10,399                  10,327
12/1/2005               10,413                  10,389
 1/1/2006               10,910                  10,792
 2/1/2006               10,873                  10,858
 3/1/2006               11,067                  11,005
 4/1/2006               11,377                  11,285
 5/1/2006               11,170                  11,000
 6/1/2006               11,266                  11,070
 7/1/2006               11,104                  11,339
 8/1/2006               11,286                  11,529
 9/1/2006               11,599                  11,759
10/1/2006               12,059                  12,144
11/1/2006               12,288                  12,421
12/1/2006               12,534                  12,700
 1/1/2007               12,900                  12,862
 2/1/2007               12,706                  12,662
 3/1/2007               12,795                  12,857
 4/1/2007               13,339                  13,332
 5/1/2007               13,889                  13,813
 6/1/2007               13,665                  13,491
 7/1/2007               12,819                  12,867
 8/1/2007               12,573                  13,011
 9/1/2007               12,901                  13,458
10/1/2007               12,974                  13,459
11/1/2007               12,249                  12,801
12/1/2007               12,208                  12,678
 1/1/2008               11,742                  12,170
 2/1/2008               11,382                  11,660
 3/1/2008               11,276                  11,573
 4/1/2008               11,986                  12,137
 5/1/2008               12,274                  12,117
 6/1/2008               10,929                  10,957
 7/1/2008               10,810                  10,918
 8/1/2008               11,019                  11,104
 9/1/2008               10,029                  10,288
10/1/2008                7,775                   8,507
11/1/2008                7,012                   7,897
12/1/2008                7,240                   8,006
 1/1/2009                6,381                   7,086
 2/1/2009                5,486                   6,139
 3/1/2009                6,029                   6,664
 4/1/2009                7,004                   7,378
 5/1/2009                7,540                   7,834
 6/1/2009                7,448                   7,777
 7/1/2009                8,157                   8,413
 8/1/2009                8,711                   8,853
 9/1/2009                9,092                   9,195
10/1/2009                8,700                   8,914
11/1/2009                9,190                   9,416
12/1/2009                9,444                   9,583
 1/1/2010                9,225                   9,313
 2/1/2010                9,623                   9,607
 3/1/2010               10,373                  10,233
 4/1/2010               10,702                  10,498
 5/1/2010                9,784                   9,635
 6/1/2010                9,046                   9,092
 7/1/2010                9,755                   9,708
 8/1/2010                9,167                   9,292
 9/1/2010               10,061                  10,013
10/1/2010               10,436                  10,314
11/1/2010               10,355                  10,259
12/1/2010               11,365                  11,069
 1/1/2011               11,728                  11,319
 2/1/2011               12,363                  11,737
 3/1/2011               12,421                  11,783
 4/1/2011               12,738                  12,097
 5/1/2011               12,553                  11,969
 6/1/2011               12,334                  11,724
 7/1/2011               11,769                  11,335
 8/1/2011               10,777                  10,628
 9/1/2011                9,686                   9,824
10/1/2011               11,030                  10,949
11/1/2011               10,938                  10,893
12/1/2011               11,025                  11,112
 1/1/2012               11,573                  11,532
 2/1/2012               12,242                  11,992
 3/1/2012               12,467                  12,348
 4/1/2012               12,213                  12,222
 5/1/2012               11,348                  11,505
 6/1/2012               11,959                  12,076
 7/1/2012               12,075                  12,201
 8/1/2012               12,553                  12,466
 9/1/2012               13,015                  12,862
10/1/2012               13,050                  12,799
11/1/2012               13,078                  12,793
12/1/2012               13,476                  13,058
 1/1/2013               14,417                  13,906
 2/1/2013               14,601                  14,106
 3/1/2013               15,299                  14,665
 4/1/2013               15,461                  14,886
 5/1/2013               16,096                  15,269
 6/1/2013               15,917                  15,134
 7/1/2013               16,869                  15,951
 8/1/2013               16,372                  15,346
 9/1/2013               16,851                  15,730
10/1/2013               17,705                  16,419
11/1/2013               18,449                  16,877
12/1/2013               18,940                  17,305
 1/1/2014               18,190                  16,690
 2/1/2014               18,807                  17,412
 3/1/2014               19,251                  17,828
 4/1/2014               19,378                  17,997
 5/1/2014               19,805                  18,261
 6/1/2014               20,342                  18,738
 7/1/2014               20,197                  18,418
 8/1/2014               20,838                  19,095
 9/1/2014               20,324                  18,701
10/1/2014               20,480                  19,122
11/1/2014               20,722                  19,513
12/1/2014               20,878                  19,633
 1/1/2015               19,845                  18,848
 2/1/2015               21,247                  19,760
 3/1/2015               20,843                  19,491
 4/1/2015               21,265                  19,673
 5/1/2015               21,501                  19,910
 6/1/2015               21,155                  19,512
 7/1/2015               21,103                  19,598           Past performance is not predictive of
 8/1/2015               19,822                  18,430           future performance.
 9/1/2015               19,188                  17,874           The returns shown do not reflect the
10/1/2015               20,751                  19,223           deduction of taxes that a shareholder
                                                                 would pay on fund distributions or the
        Average Annual      One       Five        Ten            redemption of fund shares.
        Total Return        Year      Years      Years           Russell data copyright (C) Russell
        ---------------------------------------------------      Investment Group 1995-2015, all rights
                            1.32%     14.74%     7.57%           reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                [CHART]


                         The DFA International          MSCI World ex
                              Value Series        USA Index (net dividends)
                         ---------------------    -------------------------
10/1/2005                      $10,000                    $10,000
11/1/2005                       10,178                     10,265
12/1/2005                       10,677                     10,741
 1/1/2006                       11,406                     11,420
 2/1/2006                       11,515                     11,382
 3/1/2006                       12,001                     11,743
 4/1/2006                       12,609                     12,304
 5/1/2006                       12,098                     11,837
 6/1/2006                       12,022                     11,822
 7/1/2006                       12,207                     11,932
 8/1/2006                       12,627                     12,271
 9/1/2006                       12,802                     12,262
10/1/2006                       13,370                     12,746
11/1/2006                       13,815                     13,126
12/1/2006                       14,354                     13,502
 1/1/2007                       14,624                     13,584
 2/1/2007                       14,611                     13,693
 3/1/2007                       15,084                     14,044
 4/1/2007                       15,845                     14,683
 5/1/2007                       16,387                     15,009
 6/1/2007                       16,267                     15,024
 7/1/2007                       15,815                     14,816
 8/1/2007                       15,638                     14,602
 9/1/2007                       16,454                     15,432
10/1/2007                       17,252                     16,102
11/1/2007                       16,207                     15,473
12/1/2007                       15,858                     15,182
 1/1/2008                       14,573                     13,813
 2/1/2008                       14,388                     14,063
 3/1/2008                       14,560                     13,863
 4/1/2008                       15,211                     14,633
 5/1/2008                       15,218                     14,855
 6/1/2008                       13,713                     13,700
 7/1/2008                       13,325                     13,212
 8/1/2008                       12,768                     12,702
 9/1/2008                       11,277                     10,868
10/1/2008                        8,449                      8,607
11/1/2008                        7,931                      8,140
12/1/2008                        8,530                      8,569
 1/1/2009                        7,353                      7,770
 2/1/2009                        6,450                      6,983
 3/1/2009                        7,153                      7,443
 4/1/2009                        8,471                      8,403
 5/1/2009                        9,730                      9,466
 6/1/2009                        9,582                      9,368
 7/1/2009                       10,722                     10,248
 8/1/2009                       11,337                     10,739
 9/1/2009                       11,914                     11,182
10/1/2009                       11,440                     11,002
11/1/2009                       11,781                     11,275
12/1/2009                       11,914                     11,454
 1/1/2010                       11,226                     10,917
 2/1/2010                       11,270                     10,906
 3/1/2010                       12,159                     11,608
 4/1/2010                       11,951                     11,435
 5/1/2010                       10,552                     10,173
 6/1/2010                       10,367                     10,026
 7/1/2010                       11,663                     10,953
 8/1/2010                       11,092                     10,626
 9/1/2010                       12,285                     11,645
10/1/2010                       12,714                     12,060
11/1/2010                       12,077                     11,549
12/1/2010                       13,203                     12,479
 1/1/2011                       13,765                     12,748
 2/1/2011                       14,225                     13,220
 3/1/2011                       13,832                     12,956
 4/1/2011                       14,573                     13,661
 5/1/2011                       14,047                     13,256
 6/1/2011                       13,854                     13,067
 7/1/2011                       13,410                     12,852
 8/1/2011                       11,974                     11,765
 9/1/2011                       10,663                     10,584
10/1/2011                       11,692                     11,613
11/1/2011                       11,307                     11,076
12/1/2011                       11,004                     10,956
 1/1/2012                       11,744                     11,547
 2/1/2012                       12,359                     12,182
 3/1/2012                       12,255                     12,092
 4/1/2012                       11,818                     11,887
 5/1/2012                       10,359                     10,531
 6/1/2012                       11,092                     11,221
 7/1/2012                       11,048                     11,361
 8/1/2012                       11,507                     11,685
 9/1/2012                       11,914                     12,040
10/1/2012                       12,062                     12,125
11/1/2012                       12,255                     12,380
12/1/2012                       12,855                     12,754
 1/1/2013                       13,462                     13,381
 2/1/2013                       13,055                     13,248
 3/1/2013                       13,099                     13,353
 4/1/2013                       13,743                     13,961
 5/1/2013                       13,580                     13,648
 6/1/2013                       13,099                     13,137
 7/1/2013                       13,995                     13,836
 8/1/2013                       13,899                     13,658
 9/1/2013                       14,943                     14,623
10/1/2013                       15,461                     15,113
11/1/2013                       15,520                     15,206
12/1/2013                       15,861                     15,435
 1/1/2014                       15,283                     14,812
 2/1/2014                       16,157                     15,620
 3/1/2014                       16,039                     15,550
 4/1/2014                       16,313                     15,796
 5/1/2014                       16,498                     16,040
 6/1/2014                       16,698                     16,268
 7/1/2014                       16,328                     15,978
 8/1/2014                       16,335                     15,991
 9/1/2014                       15,617                     15,334
10/1/2014                       15,350                     15,090
11/1/2014                       15,358                     15,276
12/1/2014                       14,787                     14,768
 1/1/2015                       14,691                     14,715
 2/1/2015                       15,743                     15,595
 3/1/2015                       15,409                     15,334
 4/1/2015                       16,253                     15,998
 5/1/2015                       16,261                     15,859
 6/1/2015                       15,794                     15,408
 7/1/2015                       15,639                     15,652
 8/1/2015                       14,476                     14,512              Past performance is not predictive of
 9/1/2015                       13,492                     13,780              future performance.
10/1/2015                       14,528                     14,816              The returns shown do not reflect the
                                                                               deduction of taxes that a shareholder
           Average Annual          One         Five         Ten                would pay on fund distributions or the
           Total Return            Year        Years       Years               redemption of fund shares.
           ------------------------------------------------------------        MSCI data copyright MSCI 2015, all
                                  -5.35%       2.70%       3.81%               rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
THE JAPANESE SMALL COMPANY SERIES VS.
MSCI JAPAN SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                    [CHART]


                  The Japanese Small Company   MSCI Japan Small Cap Index
                            Series                  (net dividends)
                   ----------------------      --------------------------
10/1/2005                  $10,000                      $10,000
11/1/2005                   10,200                       10,427
12/1/2005                   11,350                       11,838
 1/1/2006                   11,835                       12,215
 2/1/2006                   11,129                       11,419
 3/1/2006                   11,624                       11,932
 4/1/2006                   11,857                       11,991
 5/1/2006                   11,023                       11,029
 6/1/2006                   10,601                       10,684
 7/1/2006                   10,095                        9,977
 8/1/2006                   10,264                       10,243
 9/1/2006                   10,105                       10,019
10/1/2006                   10,032                        9,954
11/1/2006                    9,968                        9,870
12/1/2006                   10,053                        9,928
 1/1/2007                   10,264                       10,121
 2/1/2007                   10,675                       10,520
 3/1/2007                   10,601                       10,423
 4/1/2007                   10,454                       10,245
 5/1/2007                   10,243                       10,001
 6/1/2007                   10,411                       10,066
 7/1/2007                   10,475                       10,064
 8/1/2007                   10,032                        9,451
 9/1/2007                   10,021                        9,393
10/1/2007                   10,084                        9,733
11/1/2007                    9,852                        9,324
12/1/2007                    9,241                        8,766
 1/1/2008                    8,977                        8,335
 2/1/2008                    8,914                        8,427
 3/1/2008                    9,093                        8,430
 4/1/2008                    9,156                        8,534
 5/1/2008                    9,494                        8,797
 6/1/2008                    9,051                        8,257
 7/1/2008                    8,797                        7,987
 8/1/2008                    8,312                        7,634
 9/1/2008                    7,774                        6,889
10/1/2008                    7,205                        6,161
11/1/2008                    7,395                        6,413
12/1/2008                    8,154                        6,912
 1/1/2009                    7,595                        6,550
 2/1/2009                    6,614                        5,689
 3/1/2009                    6,909                        5,890
 4/1/2009                    7,194                        6,191
 5/1/2009                    8,080                        6,949
 6/1/2009                    8,618                        7,391
 7/1/2009                    8,797                        7,576
 8/1/2009                    9,262                        8,000
 9/1/2009                    9,167                        7,969
10/1/2009                    8,840                        7,677
11/1/2009                    8,481                        7,403
12/1/2009                    8,449                        7,265
 1/1/2010                    8,565                        7,421
 2/1/2010                    8,734                        7,562
 3/1/2010                    9,177                        7,906
 4/1/2010                    9,451                        8,120
 5/1/2010                    8,660                        7,557
 6/1/2010                    8,797                        7,590
 7/1/2010                    8,956                        7,682
 8/1/2010                    8,713                        7,520
 9/1/2010                    9,093                        7,827
10/1/2010                    8,903                        7,763
11/1/2010                    9,124                        7,914
12/1/2010                    9,968                        8,713
 1/1/2011                   10,200                        8,816
 2/1/2011                   10,675                        9,171
 3/1/2011                   10,011                        8,605
 4/1/2011                    9,958                        8,613
 5/1/2011                    9,789                        8,485
 6/1/2011                   10,285                        8,801
 7/1/2011                   10,665                        9,167
 8/1/2011                   10,380                        8,792
 9/1/2011                   10,327                        8,800
10/1/2011                    9,800                        8,475
11/1/2011                    9,958                        8,246
12/1/2011                    9,905                        8,374
 1/1/2012                   10,538                        8,718
 2/1/2012                   10,549                        8,813
 3/1/2012                   10,854                        9,048
 4/1/2012                   10,633                        8,917
 5/1/2012                    9,747                        8,176
 6/1/2012                   10,264                        8,525
 7/1/2012                    9,916                        8,392
 8/1/2012                    9,926                        8,344
 9/1/2012                   10,063                        8,575
10/1/2012                    9,852                        8,389
11/1/2012                   10,000                        8,447
12/1/2012                   10,369                        8,710
 1/1/2013                   10,696                        9,036
 2/1/2013                   10,960                        9,342
 3/1/2013                   11,804                       10,097
 4/1/2013                   12,426                       10,761
 5/1/2013                   11,414                        9,908
 6/1/2013                   11,519                        9,881
 7/1/2013                   11,793                       10,042
 8/1/2013                   11,530                        9,906
 9/1/2013                   12,838                       11,035
10/1/2013                   12,869                       10,989
11/1/2013                   12,774                       10,917
12/1/2013                   12,869                       11,004
 1/1/2014                   12,743                       10,973
 2/1/2014                   12,690                       10,729
 3/1/2014                   12,753                       10,756
 4/1/2014                   12,563                       10,557
 5/1/2014                   12,890                       10,903
 6/1/2014                   13,808                       11,675
 7/1/2014                   13,724                       11,737
 8/1/2014                   13,850                       11,653
 9/1/2014                   13,428                       11,264
10/1/2014                   13,186                       10,963
11/1/2014                   12,690                       10,839
12/1/2014                   12,806                       10,952
 1/1/2015                   13,122                       11,320
 2/1/2015                   13,660                       11,728
 3/1/2015                   13,840                       11,954
 4/1/2015                   14,177                       12,178
 5/1/2015                   14,325                       12,322
 6/1/2015                   14,620                       12,502
 7/1/2015                   14,536                       12,453
 8/1/2015                   14,093                       12,027              Past performance is not predictive of
 9/1/2015                   13,660                       11,595              future performance.
10/1/2015                   14,378                       12,369              The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          Average Annual        One         Five          Ten                would pay on fund distributions or the
          Total Return          Year        Years        Years               redemption of fund shares.
          -----------------------------------------------------------        MSCI data copyright MSCI 2015, all
                                9.04%       10.06%       3.70%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ASIA PACIFIC SMALL COMPANY SERIES VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                    [CHART]

                  The Asia Pacific            MSCI Pacific ex Japan
                Small Company Series     Small Cap Index (net dividends)
                --------------------     -------------------------------
10/1/2005             $10,000                      $10,000
11/1/2005              10,247                       10,379
12/1/2005              10,408                       10,583
 1/1/2006              11,113                       11,189
 2/1/2006              11,274                       11,301
 3/1/2006              11,849                       11,779
 4/1/2006              12,529                       12,539
 5/1/2006              11,818                       11,899
 6/1/2006              11,744                       11,754
 7/1/2006              11,973                       11,875
 8/1/2006              12,270                       12,262
 9/1/2006              12,400                       12,465
10/1/2006              13,420                       13,334
11/1/2006              14,168                       14,144
12/1/2006              14,576                       14,672
 1/1/2007              14,954                       15,045
 2/1/2007              15,356                       15,332
 3/1/2007              16,160                       16,123
 4/1/2007              17,291                       17,241
 5/1/2007              18,776                       17,918
 6/1/2007              19,549                       18,384
 7/1/2007              19,858                       18,379
 8/1/2007              18,380                       17,196
 9/1/2007              20,532                       18,722
10/1/2007              22,331                       20,002
11/1/2007              20,860                       18,395
12/1/2007              20,507                       18,142
 1/1/2008              18,448                       15,711
 2/1/2008              19,017                       16,644
 3/1/2008              18,095                       15,594
 4/1/2008              19,363                       16,637
 5/1/2008              20,210                       16,817
 6/1/2008              18,225                       14,935
 7/1/2008              17,155                       14,249
 8/1/2008              15,955                       13,091
 9/1/2008              13,216                       10,536
10/1/2008               8,825                        6,814
11/1/2008               7,978                        6,071
12/1/2008               8,850                        6,776
 1/1/2009               7,761                        6,030
 2/1/2009               7,335                        5,655
 3/1/2009               8,472                        6,466
 4/1/2009               9,740                        7,623
 5/1/2009              12,257                        9,451
 6/1/2009              12,356                        9,717
 7/1/2009              14,143                       11,121
 8/1/2009              14,787                       11,692
 9/1/2009              15,943                       12,671
10/1/2009              16,302                       12,975
11/1/2009              17,062                       13,348
12/1/2009              17,514                       13,882
 1/1/2010              16,568                       12,994
 2/1/2010              16,865                       13,157
 3/1/2010              18,256                       14,241
 4/1/2010              18,510                       14,639
 5/1/2010              15,949                       12,429
 6/1/2010              15,758                       12,358
 7/1/2010              17,508                       13,615
 8/1/2010              17,489                       13,585
 9/1/2010              20,142                       15,625
10/1/2010              21,014                       16,318
11/1/2010              20,736                       16,100
12/1/2010              22,771                       17,725
 1/1/2011              22,288                       17,210
 2/1/2011              22,430                       17,304
 3/1/2011              22,907                       17,835
 4/1/2011              23,884                       18,557
 5/1/2011              23,179                       18,132
 6/1/2011              22,400                       17,487
 7/1/2011              22,771                       17,745
 8/1/2011              21,187                       16,511
 9/1/2011              17,236                       13,509
10/1/2011              19,932                       15,722
11/1/2011              19,400                       14,650
12/1/2011              18,268                       14,180
 1/1/2012              20,161                       15,653
 2/1/2012              21,682                       16,870
 3/1/2012              21,373                       16,342
 4/1/2012              21,286                       16,430
 5/1/2012              18,633                       14,297
 6/1/2012              19,029                       14,497
 7/1/2012              19,314                       14,974
 8/1/2012              19,963                       15,213
 9/1/2012              20,952                       16,023
10/1/2012              21,422                       16,353
11/1/2012              21,732                       16,514
12/1/2012              22,752                       16,929
 1/1/2013              23,896                       17,826
 2/1/2013              24,001                       18,038
 3/1/2013              24,106                       18,083
 4/1/2013              23,711                       17,940
 5/1/2013              21,954                       16,619
 6/1/2013              20,402                       15,198
 7/1/2013              21,410                       15,806
 8/1/2013              21,583                       15,942
 9/1/2013              23,098                       17,169
10/1/2013              23,760                       17,470
11/1/2013              22,938                       16,732
12/1/2013              23,222                       16,811
 1/1/2014              22,127                       16,033
 2/1/2014              23,408                       16,895
 3/1/2014              23,754                       17,207
 4/1/2014              23,816                       17,320
 5/1/2014              23,840                       17,461
 6/1/2014              24,026                       17,556
 7/1/2014              24,533                       17,938
 8/1/2014              24,917                       18,076
 9/1/2014              22,622                       16,415
10/1/2014              22,950                       16,609
11/1/2014              22,047                       16,082
12/1/2014              21,410                       15,679
 1/1/2015              20,903                       15,370
 2/1/2015              21,923                       16,116
 3/1/2015              21,620                       15,826
 4/1/2015              23,370                       16,734
 5/1/2015              23,630                       16,652
 6/1/2015              21,967                       15,454
 7/1/2015              20,897                       14,756
 8/1/2015              19,116                       13,380                  Past performance is not predictive of
 9/1/2015              18,844                       13,104                  future performance.
10/1/2015              20,235                       14,172                  The returns shown do not reflect the
                                                                            deduction of taxes that a shareholder
          Average Annual         One          Five         Ten              would pay on fund distributions or the
          Total Return           Year         Years       Years             redemption of fund shares.
          -----------------------------------------------------------       MSCI data copyright MSCI 2015, all
                                -11.83%       -0.75%      7.30%             rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
THE UNITED KINGDOM SMALL COMPANY SERIES VS.
MSCI UK SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                 [CHART]


                    The United Kingdom       MSCI UK Small Cap
                   Small Company Series    Index (net dividends)
                   --------------------    ---------------------
10/1/2005               $10,000                 $10,000
11/1/2005                10,434                  10,499
12/1/2005                10,893                  10,953
 1/1/2006                11,746                  11,845
 2/1/2006                11,907                  12,030
 3/1/2006                12,104                  12,274
 4/1/2006                12,715                  12,923
 5/1/2006                12,458                  12,637
 6/1/2006                12,454                  12,529
 7/1/2006                12,542                  12,432
 8/1/2006                13,069                  12,879
 9/1/2006                13,451                  13,257
10/1/2006                14,216                  14,016
11/1/2006                15,109                  14,924
12/1/2006                15,933                  15,625
 1/1/2007                16,046                  15,588
 2/1/2007                16,042                  15,637
 3/1/2007                16,798                  16,284
 4/1/2007                17,377                  17,092
 5/1/2007                17,611                  17,202
 6/1/2007                16,967                  16,701
 7/1/2007                16,879                  16,607
 8/1/2007                16,782                  15,998
 9/1/2007                16,203                  15,092
10/1/2007                17,498                  16,750
11/1/2007                15,475                  14,812
12/1/2007                14,658                  14,068
 1/1/2008                13,673                  12,936
 2/1/2008                13,874                  13,375
 3/1/2008                13,821                  13,206
 4/1/2008                14,055                  13,452
 5/1/2008                14,095                  13,516
 6/1/2008                12,973                  12,592
 7/1/2008                12,518                  12,089
 8/1/2008                12,317                  11,773
 9/1/2008                10,414                   9,608
10/1/2008                 7,619                   6,942
11/1/2008                 7,080                   6,298
12/1/2008                 6,923                   6,139
 1/1/2009                 6,754                   6,105
 2/1/2009                 6,476                   5,902
 3/1/2009                 6,758                   6,245
 4/1/2009                 8,174                   7,679
 5/1/2009                 9,010                   8,490
 6/1/2009                 9,055                   8,550
 7/1/2009                 9,839                   9,337
 8/1/2009                10,607                  10,237
 9/1/2009                10,917                  10,474
10/1/2009                10,933                  10,489
11/1/2009                10,901                  10,380
12/1/2009                11,130                  10,636
 1/1/2010                11,022                  10,587
 2/1/2010                10,644                  10,112
 3/1/2010                11,537                  11,004
 4/1/2010                11,963                  11,443
 5/1/2010                10,611                  10,068
 6/1/2010                10,813                  10,111
 7/1/2010                12,273                  11,327
 8/1/2010                11,822                  11,020
 9/1/2010                13,085                  12,234
10/1/2010                13,769                  12,755
11/1/2010                13,093                  12,224
12/1/2010                14,433                  13,503
 1/1/2011                14,642                  13,634
 2/1/2011                15,084                  13,993
 3/1/2011                14,807                  13,752
 4/1/2011                16,118                  15,012
 5/1/2011                16,022                  14,822
 6/1/2011                15,511                  14,323
 7/1/2011                15,410                  14,283
 8/1/2011                13,874                  12,826
 9/1/2011                12,474                  11,474
10/1/2011                13,797                  12,727
11/1/2011                13,379                  12,233
12/1/2011                12,965                  11,825
 1/1/2012                14,111                  13,025
 2/1/2012                15,261                  14,235
 3/1/2012                15,595                  14,281
 4/1/2012                15,865                  14,524
 5/1/2012                14,079                  12,725
 6/1/2012                14,771                  13,331
 7/1/2012                15,020                  13,573
 8/1/2012                15,845                  14,292
 9/1/2012                16,661                  15,055
10/1/2012                17,027                  15,366
11/1/2012                17,136                  15,372
12/1/2012                18,081                  16,079
 1/1/2013                18,403                  16,502
 2/1/2013                18,572                  16,595
 3/1/2013                19,127                  17,042
 4/1/2013                19,614                  17,468
 5/1/2013                19,799                  17,704
 6/1/2013                19,364                  17,066
 7/1/2013                21,006                  18,487
 8/1/2013                21,158                  18,740
 9/1/2013                22,591                  20,147
10/1/2013                23,399                  20,856
11/1/2013                23,934                  21,347
12/1/2013                25,257                  22,378
 1/1/2014                24,662                  21,902
 2/1/2014                26,879                  24,027
 3/1/2014                26,054                  23,160
 4/1/2014                25,628                  22,606
 5/1/2014                25,607                  22,649
 6/1/2014                25,587                  22,596
 7/1/2014                24,795                  21,957
 8/1/2014                25,173                  22,188
 9/1/2014                23,737                  20,886
10/1/2014                23,685                  20,753
11/1/2014                23,504                  20,760
12/1/2014                23,886                  21,101
 1/1/2015                23,351                  20,526
 2/1/2015                25,547                  22,554
 3/1/2015                24,224                  21,516
 4/1/2015                25,752                  22,896
 5/1/2015                27,051                  23,946
 6/1/2015                26,983                  23,976
 7/1/2015                27,039                  24,147
 8/1/2015                25,905                  23,197             Past performance is not predictive of
 9/1/2015                25,125                  22,342             future performance.
10/1/2015                26,042                  23,331             The returns shown do not reflect the
                                                                    deduction of taxes that a shareholder
         Average Annual       One       Five        Ten             would pay on fund distributions or the
         Total Return         Year      Years      Years            redemption of fund shares.
         -----------------------------------------------------      MSCI data copyright MSCI 2015, all
                              9.95%     13.59%     10.04%           rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE CONTINENTAL SMALL COMPANY SERIES VS.
MSCI EUROPE EX UK SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                    [CHART]


                 The Continental Small         MSCI Europe ex UK Small
                    Company Series            Cap Index (net dividends)
                 ---------------------        -------------------------
10/1/2005               $10,000                        $10,000
11/1/2005                10,037                         10,128
12/1/2005                10,557                         10,714
 1/1/2006                11,570                         11,910
 2/1/2006                11,905                         12,246
 3/1/2006                12,675                         13,037
 4/1/2006                13,549                         13,961
 5/1/2006                12,899                         13,244
 6/1/2006                12,659                         12,942
 7/1/2006                12,632                         12,800
 8/1/2006                12,967                         13,101
 9/1/2006                13,143                         13,239
10/1/2006                13,804                         13,946
11/1/2006                14,765                         14,922
12/1/2006                15,469                         15,626
 1/1/2007                16,187                         16,127
 2/1/2007                16,214                         16,196
 3/1/2007                17,162                         17,057
 4/1/2007                18,067                         18,089
 5/1/2007                18,418                         18,405
 6/1/2007                18,218                         18,229
 7/1/2007                18,119                         18,095
 8/1/2007                17,476                         17,276
 9/1/2007                17,867                         17,620
10/1/2007                18,729                         18,675
11/1/2007                17,347                         17,338
12/1/2007                17,014                         16,987
 1/1/2008                15,396                         14,942
 2/1/2008                16,057                         15,845
 3/1/2008                16,568                         16,168
 4/1/2008                16,768                         16,444
 5/1/2008                17,091                         16,700
 6/1/2008                15,651                         15,157
 7/1/2008                14,823                         14,296
 8/1/2008                14,420                         13,906
 9/1/2008                11,911                         11,027
 0/1/2008                 8,732                          7,924
 1/1/2008                 8,052                          7,267
 2/1/2008                 8,892                          7,939
 1/1/2009                 7,882                          7,226
 2/1/2009                 7,202                          6,590
 3/1/2009                 7,725                          7,099
 4/1/2009                 8,990                          8,577
 5/1/2009                10,292                          9,857
 6/1/2009                10,166                          9,731
 7/1/2009                10,976                         10,604
 8/1/2009                11,896                         11,693
 9/1/2009                12,915                         12,813
 0/1/2009                12,555                         12,464
11/1/2009                12,936                         12,720
12/1/2009                12,896                         12,777
 1/1/2010                12,684                         12,607
 2/1/2010                12,416                         12,248
 3/1/2010                13,339                         13,242
 4/1/2010                13,213                         13,158
 5/1/2010                11,336                         11,122
 6/1/2010                11,265                         10,956
 7/1/2010                12,613                         12,269
 8/1/2010                12,038                         11,686
 9/1/2010                13,693                         13,489
 0/1/2010                14,484                         14,354
11/1/2010                13,361                         13,267
12/1/2010                15,094                         15,124
 1/1/2011                15,525                         15,466
 2/1/2011                15,793                         15,728
 3/1/2011                16,325                         16,259
 4/1/2011                17,430                         17,395
 5/1/2011                16,842                         16,731
 6/1/2011                16,300                         16,191
 7/1/2011                15,380                         15,209
 8/1/2011                13,801                         13,620
 9/1/2011                11,724                         11,574
10/1/2011                12,927                         12,842
11/1/2011                12,074                         11,838
12/1/2011                11,600                         11,436
 1/1/2012                12,705                         12,570
 2/1/2012                13,521                         13,535
 3/1/2012                13,546                         13,425
 4/1/2012                13,232                         13,201
 5/1/2012                11,425                         11,391
 6/1/2012                11,927                         11,952
 7/1/2012                11,807                         11,910
 8/1/2012                12,345                         12,429
 9/1/2012                12,998                         13,098
10/1/2012                13,223                         13,324
11/1/2012                13,401                         13,528
12/1/2012                14,211                         14,258
 1/1/2013                15,288                         15,419
 2/1/2013                15,137                         15,371
 3/1/2013                14,798                         14,976
 4/1/2013                15,408                         15,558
 5/1/2013                15,694                         15,911
 6/1/2013                15,177                         15,203
 7/1/2013                16,500                         16,586
 8/1/2013                16,522                         16,555
 9/1/2013                17,969                         17,970
10/1/2013                18,997                         19,052
11/1/2013                19,341                         19,391
12/1/2013                19,886                         19,894
 1/1/2014                19,763                         19,730
 2/1/2014                21,502                         21,454
 3/1/2014                21,613                         21,472
 4/1/2014                21,825                         21,562
 5/1/2014                21,914                         21,804
 6/1/2014                21,724                         21,591
 7/1/2014                20,456                         20,318
 8/1/2014                20,212                         20,154
 9/1/2014                19,135                         19,044
10/1/2014                18,569                         18,422
11/1/2014                19,015                         18,962
12/1/2014                18,412                         18,509
 1/1/2015                18,538                         18,552
 2/1/2015                19,818                         19,921
 3/1/2015                19,723                         19,719
 4/1/2015                20,779                         20,774
 5/1/2015                20,803                         20,637
 6/1/2015                20,369                         20,148
 7/1/2015                20,942                         20,896
 8/1/2015                20,160                         20,088
 9/1/2015                19,449                         19,409             Past performance is not predictive of
10/1/2015                20,391                         20,519             future performance.
                                                                           The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
          Average Annual        One         Five         Ten               would pay on fund distributions or the
          Total Return          Year        Years       Years              redemption of fund shares.
          ----------------------------------------------------------       MSCI data copyright MSCI 2015, all
                                9.81%       7.08%       7.38%              rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
THE CANADIAN SMALL COMPANY SERIES VS.
MSCI CANADA SMALL CAP INDEX (NET DIVIDENDS)
April 2, 2007-October 31, 2015

                                     [CHART]


                           The                     MSCI Canada Small Cap
                Canadian Small Company Series      Index (net dividends)
              --------------------------------   ------------------------
 4/1/2007                 $10,000                        $10,000
 4/1/2007                  10,710                         10,487
 5/1/2007                  11,420                         11,331
 6/1/2007                  11,370                         11,306
 7/1/2007                  11,300                         11,024
 8/1/2007                  10,560                         10,340
 9/1/2007                  11,730                         11,600
10/1/2007                  13,000                         12,852
11/1/2007                  11,020                         10,809
12/1/2007                  11,430                         11,109
 1/1/2008                  10,350                         10,107
 2/1/2008                  11,160                         11,071
 3/1/2008                  10,290                         10,199
 4/1/2008                  10,540                         10,555
 5/1/2008                  11,140                         11,104
 6/1/2008                  10,620                         10,725
 7/1/2008                   9,710                          9,775
 8/1/2008                   9,310                          9,530
 9/1/2008                   7,190                          7,506
10/1/2008                   4,800                          5,011
11/1/2008                   4,180                          4,560
12/1/2008                   4,500                          4,785
 1/1/2009                   4,530                          4,833
 2/1/2009                   4,120                          4,454
 3/1/2009                   4,380                          4,708
 4/1/2009                   5,300                          5,466
 5/1/2009                   6,340                          6,622
 6/1/2009                   5,950                          6,220
 7/1/2009                   6,700                          6,996
 8/1/2009                   6,920                          7,260
 9/1/2009                   7,910                          8,157
10/1/2009                   7,760                          8,211
11/1/2009                   8,420                          8,900
12/1/2009                   8,960                          9,423
 1/1/2010                   8,540                          9,031
 2/1/2010                   9,050                          9,632
 3/1/2010                   9,770                         10,454
 4/1/2010                  10,120                         10,890
 5/1/2010                   9,150                          9,929
 6/1/2010                   8,730                          9,464
 7/1/2010                   9,440                         10,234
 8/1/2010                   9,330                         10,202
 9/1/2010                  10,430                         11,319
10/1/2010                  11,110                         12,004
11/1/2010                  11,650                         12,509
12/1/2010                  12,840                         13,660
 1/1/2011                  12,780                         13,500
 2/1/2011                  13,660                         14,392
 3/1/2011                  13,680                         14,396
 4/1/2011                  13,940                         14,833
 5/1/2011                  13,360                         14,236
 6/1/2011                  12,620                         13,510
 7/1/2011                  12,810                         13,868
 8/1/2011                  11,840                         13,043
 9/1/2011                   9,600                         10,655
10/1/2011                  11,140                         12,174
11/1/2011                  10,750                         11,857
12/1/2011                  10,580                         11,613
 1/1/2012                  11,490                         12,564
 2/1/2012                  11,930                         13,014
 3/1/2012                  11,400                         12,326
 4/1/2012                  11,140                         12,227
 5/1/2012                   9,840                         10,801
 6/1/2012                   9,860                         10,768
 7/1/2012                  10,130                         11,140
 8/1/2012                  10,560                         11,603
 9/1/2012                  11,010                         12,189
10/1/2012                  10,860                         11,971
11/1/2012                  10,680                         11,703
12/1/2012                  10,930                         11,894
 1/1/2013                  11,250                         12,137
 2/1/2013                  10,700                         11,549
 3/1/2013                  11,010                         11,822
 4/1/2013                  10,650                         11,555
 5/1/2013                  10,480                         11,271
 6/1/2013                  10,050                         10,576
 7/1/2013                  10,790                         11,389
 8/1/2013                  10,690                         11,262
 9/1/2013                  11,170                         11,696
10/1/2013                  11,480                         11,959
11/1/2013                  11,330                         11,668
12/1/2013                  11,610                         11,958
 1/1/2014                  11,250                         11,555
 2/1/2014                  11,970                         12,358
 3/1/2014                  12,140                         12,468
 4/1/2014                  12,670                         12,944
 5/1/2014                  12,690                         12,956
 6/1/2014                  13,650                         14,057
 7/1/2014                  13,010                         13,443
 8/1/2014                  13,460                         13,905
 9/1/2014                  11,920                         12,434
10/1/2014                  11,040                         11,601
11/1/2014                  10,730                         11,276
12/1/2014                  10,480                         10,983
 1/1/2015                   9,420                          9,940
 2/1/2015                  10,000                         10,500
 3/1/2015                   9,550                         10,048
 4/1/2015                  10,600                         11,033
 5/1/2015                  10,230                         10,663
 6/1/2015                   9,810                         10,298
 7/1/2015                   8,610                          9,288
 8/1/2015                   8,370                          8,813             Past performance is not predictive of
 9/1/2015                   7,770                          8,286             future performance.
10/1/2015                   8,280                          8,732             The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
         Average Annual        One         Five          Since               would pay on fund distributions or the
         Total Return          Year        Years       Inception             redemption of fund shares.
         -------------------------------------------------------------       MSCI data copyright MSCI 2015, all
                              -25.00%      -5.71%       -2.18%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE EMERGING MARKETS SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                  [CHART]


                               The            MSCI Emerging Markets Index
                     Emerging Markets Series       (net dividends)
                     -----------------------  ---------------------------
10/1/2005                    $10,000                    $10,000
11/1/2005                     10,723                     10,827
12/1/2005                     11,345                     11,467
 1/1/2006                     12,432                     12,748
 2/1/2006                     12,397                     12,733
 3/1/2006                     12,565                     12,845
 4/1/2006                     13,320                     13,760
 5/1/2006                     11,784                     12,318
 6/1/2006                     11,771                     12,288
 7/1/2006                     11,988                     12,461
 8/1/2006                     12,366                     12,779
 9/1/2006                     12,539                     12,885
10/1/2006                     13,289                     13,497
11/1/2006                     14,141                     14,500
12/1/2006                     14,714                     15,153
 1/1/2007                     14,931                     14,993
 2/1/2007                     14,705                     14,904
 3/1/2007                     15,375                     15,496
 4/1/2007                     16,360                     16,231
 5/1/2007                     17,457                     17,019
 6/1/2007                     17,745                     17,816
 7/1/2007                     18,176                     18,756
 8/1/2007                     17,865                     18,358
 9/1/2007                     19,441                     20,385
10/1/2007                     21,576                     22,659
11/1/2007                     20,169                     21,052
12/1/2007                     20,098                     21,126
 1/1/2008                     18,349                     18,490
 2/1/2008                     18,935                     19,855
 3/1/2008                     18,349                     18,804
 4/1/2008                     19,663                     20,330
 5/1/2008                     19,778                     20,707
 6/1/2008                     17,750                     18,641
 7/1/2008                     17,519                     17,938
 8/1/2008                     16,480                     16,506
 9/1/2008                     14,190                     13,617
10/1/2008                     10,453                      9,890
11/1/2008                      9,507                      9,146
12/1/2008                     10,253                      9,859
 1/1/2009                      9,467                      9,222
 2/1/2009                      8,855                      8,702
 3/1/2009                     10,133                      9,953
 4/1/2009                     11,638                     11,609
 5/1/2009                     13,622                     13,593
 6/1/2009                     13,506                     13,409
 7/1/2009                     15,055                     14,917
 8/1/2009                     15,109                     14,864
 9/1/2009                     16,445                     16,213
10/1/2009                     16,103                     16,233
11/1/2009                     17,066                     16,930
12/1/2009                     17,683                     17,599
 1/1/2010                     16,720                     16,618
 2/1/2010                     16,924                     16,676
 3/1/2010                     18,344                     18,022
 4/1/2010                     18,455                     18,241
 5/1/2010                     16,742                     16,636
 6/1/2010                     16,769                     16,514
 7/1/2010                     18,247                     17,889
 8/1/2010                     17,825                     17,542
 9/1/2010                     19,854                     19,491
10/1/2010                     20,457                     20,057
11/1/2010                     20,000                     19,528
12/1/2010                     21,629                     20,921
 1/1/2011                     21,070                     20,354
 2/1/2011                     20,923                     20,164
 3/1/2011                     22,091                     21,349
 4/1/2011                     22,863                     22,012
 5/1/2011                     22,233                     21,434
 6/1/2011                     21,971                     21,104
 7/1/2011                     21,802                     21,011
 8/1/2011                     20,040                     19,133
 9/1/2011                     17,008                     16,344
10/1/2011                     19,139                     18,508
11/1/2011                     18,478                     17,275
12/1/2011                     17,941                     17,067
 1/1/2012                     19,862                     19,003
 2/1/2012                     20,941                     20,141
 3/1/2012                     20,399                     19,468
 4/1/2012                     20,036                     19,236
 5/1/2012                     17,878                     17,079
 6/1/2012                     18,766                     17,738
 7/1/2012                     18,917                     18,084
 8/1/2012                     19,046                     18,024
 9/1/2012                     20,111                     19,111
10/1/2012                     20,009                     18,995
11/1/2012                     20,271                     19,236
12/1/2012                     21,460                     20,177
 1/1/2013                     21,571                     20,455
 2/1/2013                     21,323                     20,198
 3/1/2013                     21,021                     19,850
 4/1/2013                     21,261                     20,000
 5/1/2013                     20,573                     19,487
 6/1/2013                     19,281                     18,246
 7/1/2013                     19,565                     18,437
 8/1/2013                     19,108                     18,120
 9/1/2013                     20,470                     19,298
10/1/2013                     21,407                     20,236
11/1/2013                     21,087                     19,940
12/1/2013                     20,874                     19,652
 1/1/2014                     19,427                     18,376
 2/1/2014                     20,133                     18,984
 3/1/2014                     20,843                     19,567
 4/1/2014                     20,968                     19,633
 5/1/2014                     21,682                     20,318
 6/1/2014                     22,286                     20,858
 7/1/2014                     22,552                     21,261
 8/1/2014                     23,258                     21,740
 9/1/2014                     21,549                     20,129
10/1/2014                     21,780                     20,366
11/1/2014                     21,571                     20,151
12/1/2014                     20,599                     19,222
 1/1/2015                     20,737                     19,337
 2/1/2015                     21,372                     19,936
 3/1/2015                     20,928                     19,652
 4/1/2015                     22,330                     21,164
 5/1/2015                     21,434                     20,316
 6/1/2015                     20,919                     19,789
 7/1/2015                     19,578                     18,417
 8/1/2015                     17,963                     16,751              Past performance is not predictive of
 9/1/2015                     17,483                     16,247              future performance.
10/1/2015                     18,544                     17,406              The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          Average Annual         One          Five          Ten              would pay on fund distributions or the
          Total Return           Year         Years        Years             redemption of fund shares.
          ------------------------------------------------------------       MSCI data copyright MSCI 2015, all
                                -14.86%       -1.94%       6.37%             rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
THE EMERGING MARKETS SMALL CAP SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                             CHART


             The Emerging Markets       MSCI Emerging Markets
               Small Cap Series         Index (net dividends)
             --------------------       ---------------------
10/1/2005          $10,000                     $10,000
11/1/2005           10,714                      10,827
12/1/2005           11,419                      11,467
 1/1/2006           12,529                      12,748
 2/1/2006           12,669                      12,733
 3/1/2006           12,898                      12,845
 4/1/2006           13,957                      13,760
 5/1/2006           12,492                      12,318
 6/1/2006           11,946                      12,288
 7/1/2006           12,221                      12,461
 8/1/2006           12,650                      12,779
 9/1/2006           13,010                      12,885
10/1/2006           13,994                      13,497
11/1/2006           15,058                      14,500
12/1/2006           15,754                      15,153
 1/1/2007           16,066                      14,993
 2/1/2007           16,202                      14,904
 3/1/2007           16,934                      15,496
 4/1/2007           18,231                      16,231
 5/1/2007           19,687                      17,019
 6/1/2007           20,280                      17,816
 7/1/2007           21,274                      18,756
 8/1/2007           20,397                      18,358
 9/1/2007           21,801                      20,385
10/1/2007           23,453                      22,659
11/1/2007           21,582                      21,052
12/1/2007           21,834                      21,126
 1/1/2008           19,216                      18,490
 2/1/2008           19,771                      19,855
 3/1/2008           18,852                      18,804
 4/1/2008           20,000                      20,330
 5/1/2008           19,888                      20,707
 6/1/2008           17,597                      18,641
 7/1/2008           17,331                      17,938
 8/1/2008           16,286                      16,506
 9/1/2008           13,355                      13,617
10/1/2008            9,309                       9,890
11/1/2008            8,745                       9,146
12/1/2008            9,986                       9,859
 1/1/2009            9,225                       9,222
 2/1/2009            8,661                       8,702
 3/1/2009            9,855                       9,953
 4/1/2009           11,853                      11,609
 5/1/2009           14,545                      13,593
 6/1/2009           14,475                      13,409
 7/1/2009           16,328                      14,917
 8/1/2009           16,524                      14,864
 9/1/2009           17,905                      16,213
10/1/2009           17,891                      16,233
11/1/2009           18,955                      16,930
12/1/2009           20,000                      17,599
 1/1/2010           19,123                      16,618
 2/1/2010           19,454                      16,676
 3/1/2010           21,120                      18,022
 4/1/2010           21,470                      18,241
 5/1/2010           19,319                      16,636
 6/1/2010           19,837                      16,514
 7/1/2010           21,666                      17,889
 8/1/2010           21,773                      17,542
 9/1/2010           24,424                      19,491
10/1/2010           25,399                      20,057
11/1/2010           24,722                      19,528
12/1/2010           26,146                      20,921
 1/1/2011           25,049                      20,354
 2/1/2011           24,321                      20,164
 3/1/2011           25,679                      21,349
 4/1/2011           27,037                      22,012
 5/1/2011           26,435                      21,434
 6/1/2011           26,430                      21,104
 7/1/2011           26,734                      21,011
 8/1/2011           24,204                      19,133
 9/1/2011           19,907                      16,344
10/1/2011           22,114                      18,508
11/1/2011           21,045                      17,275
12/1/2011           20,485                      17,067
 1/1/2012           22,804                      19,003
 2/1/2012           24,676                      20,141
 3/1/2012           24,050                      19,468
 4/1/2012           23,476                      19,236
 5/1/2012           21,339                      17,079
 6/1/2012           22,156                      17,738
 7/1/2012           21,895                      18,084
 8/1/2012           22,469                      18,024
 9/1/2012           23,784                      19,111
10/1/2012           23,705                      18,995
11/1/2012           24,125                      19,236
12/1/2012           25,618                      20,177
 1/1/2013           26,099                      20,455
 2/1/2013           26,374                      20,198
 3/1/2013           26,262                      19,850
 4/1/2013           26,799                      20,000
 5/1/2013           26,430                      19,487
 6/1/2013           24,144                      18,246
 7/1/2013           24,265                      18,437
 8/1/2013           23,262                      18,120
 9/1/2013           24,970                      19,298
10/1/2013           25,936                      20,236
11/1/2013           25,576                      19,940
12/1/2013           25,376                      19,652
 1/1/2014           24,298                      18,376
 2/1/2014           25,390                      18,984
 3/1/2014           26,267                      19,567
 4/1/2014           26,486                      19,633
 5/1/2014           27,396                      20,318
 6/1/2014           28,115                      20,858
 7/1/2014           28,185                      21,261
 8/1/2014           29,062                      21,740
 9/1/2014           27,629                      20,129
10/1/2014           27,387                      20,366
11/1/2014           27,088                      20,151
12/1/2014           26,262                      19,222
 1/1/2015           26,692                      19,337
 2/1/2015           27,382                      19,936
 3/1/2015           27,182                      19,652
 4/1/2015           29,123                      21,164
 5/1/2015           28,731                      20,316
 6/1/2015           27,755                      19,789
 7/1/2015           26,062                      18,417
 8/1/2015           23,518                      16,751           Past performance is not predictive of
 9/1/2015           23,486                      16,247           future performance.
10/1/2015           24,806                      17,406           The returns shown do not reflect the
                                                                 deduction of taxes that a shareholder
        Average Annual       One       Five        Ten           would pay on fund distributions or the
        Total Return         Year      Years      Years          redemption of fund shares.
        ----------------------------------------------------     MSCI data copyright MSCI 2015, all
                            -9.42%     -0.47%     9.51%          rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (Unaudited)


 U.S. Equity Market Review                   12 Months Ended October 31, 2015

   U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.5%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

              Total Return for 12 Months Ended October 31, 2015
               -------------------------------------------------

              Russell 3000(R) Index ....................... 4.49%
              Russell Microcap(R) Index (micro-cap stocks). 0.82%
              Russell 2000(R) Index (small-cap stocks) .... 0.34%
              Russell 1000(R) Index (large-cap stocks) .... 4.86%
              Dow Jones U.S. Select REIT Index/SM/......... 6.87%

   Growth stocks outperformed value stocks as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2015
               -------------------------------------------------

         Russell 2000(R) Value Index (small-cap value stocks)... -2.88%
         Russell 2000(R) Growth Index (small-cap growth stocks).  3.52%
         Russell 1000(R) Value Index (large-cap value stocks)...  0.53%
         Russell 1000(R) Growth Index (large-cap growth stocks).  9.18%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2015, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the period were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small-cap, and/or micro-cap companies relative to widely used benchmarks.

Domestic Equity Series' Performance Overview

The U.S. Large Cap Value Series

   The U.S. Large Cap Value Series is designed to capture the returns of U.S. large-cap value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Series held approximately 300 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2015, total returns were 1.32% for the Series and 0.53% for the Russell 1000(R) Value Index. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Series had a smaller allocation than the Index to the largest market cap stocks and a greater allocation to the remainder of the eligible large-cap universe, which benefited the Portfolio's relative performance as the largest market cap value stocks underperformed.

 International Equity Market Review          12 Months Ended October 31, 2015

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks and growth stocks had positive returns while large-cap stocks and value stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2015
                       --------------------------------
                                              Return in U.S. Dollars
                                              ----------------------
           MSCI World ex USA Index...........         -1.81%
           MSCI World ex USA Small Cap Index.          4.66%
           MSCI World ex USA Value Index.....         -5.92%
           MSCI World ex USA Growth Index....          2.33%

   During the period, the U.S. dollar (USD) appreciated against most developed markets currencies, decreasing USD-denominated returns in developed markets.

                           12 Months Ended October 31, 2015
                            --------------------------------

Ten Largest Foreign Developed Markets by Market Cap  Local Return Return in U.S. Dollars
---------------------------------------------------  ------------ ----------------------
                  United Kingdom....................     0.01%            -3.45%
                  Japan.............................    17.41%             9.07%
                  Canada............................    -5.27%           -18.37%
                  France............................    18.69%             4.64%
                  Switzerland.......................     3.70%             1.25%
                  Germany...........................    16.20%             2.45%
                  Australia.........................    -2.25%           -20.66%
                  Spain.............................     0.50%           -11.40%
                  Hong Kong.........................    -1.73%            -1.67%
                  Sweden............................     9.47%            -4.59%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2015, all rights reserved.

   Emerging markets had weaker performance over the period than non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks outperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2015
                       --------------------------------
                                                Return in U.S. Dollars
                                                ----------------------
         MSCI Emerging Markets Index...........        -14.53%
         MSCI Emerging Markets Small Cap Index.         -8.61%
         MSCI Emerging Markets Value Index.....        -17.62%
         MSCI Emerging Markets Growth Index....        -11.50%

   During the period, the U.S. dollar (USD) appreciated against most emerging markets currencies, decreasing USD-denominated returns in emerging markets.

                      12 Months Ended October 31, 2015
                       --------------------------------

Ten Largest Emerging Markets by Market Cap  Local Return Return in U.S. Dollars
------------------------------------------  ------------ ----------------------
              China........................    -0.76%            -0.70%
              Korea........................    -0.03%            -6.28%
              Taiwan.......................    -2.50%            -8.65%
              India........................    -2.15%            -8.06%
              South Africa.................     7.82%           -13.73%
              Brazil.......................   -15.36%           -45.97%
              Mexico.......................     0.26%           -18.22%
              Russia.......................     8.87%           -20.92%
              Malaysia.....................    -8.60%           -30.02%
              Indonesia....................   -12.35%           -22.61%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2015, all rights reserved.

International Equity Series' Performance Overview

The DFA International Value Series

   The DFA International Value Series is designed to capture the returns of international large company value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Series held approximately 520 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2015, total returns were -5.35% for the Series and -1.81% for the MSCI World ex USA Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad trends in international equity markets rather than the behavior of a limited number of stocks. The Series had significantly greater exposure than the Index to value stocks. Value stocks generally underperformed during the period, which detracted from the Series' relative performance. Differences in the valuation timing and methodology between the Series and the Index generally detracted from the Series' relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

The Japanese Small Company Series

   The Japanese Small Company Series is designed to capture the returns of Japanese small company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Series held approximately 1,440 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2015, total returns were 9.04% for the Series and 12.83% for the MSCI Japan Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the Japanese equity market, rather than the behavior of a limited number of stocks. The Series had a greater allocation than the Index to micro-cap securities, and micro-cap securities underperformed relative to other small-caps, which detracted from the Series' relative performance. The Series' underperformance was partially offset by the exclusion of real estate investment trusts (REITs), which underperformed the overall Index. The Series' relative performance also benefited from the exclusion of small- and micro-cap securities with both high relative prices and low profitability as these securities underperformed. Differences in the valuation timing and methodology between the Series and the Index detracted from the Series' relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

The Asia Pacific Small Company Series

   The Asia Pacific Small Company Series is designed to capture the returns of small-cap stocks in Australia, Hong Kong, New Zealand, and Singapore. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Series held approximately 830 securities across the eligible countries. Country allocations generally reflect the approximate weights of individual securities within a universe of these countries' stocks constructed by the Advisor. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2015, total returns were -11.83% for the Series and -14.67% for the MSCI Pacific ex Japan Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad trends in Asia Pacific equity markets rather than the behavior of a limited number of stocks. The Series' exclusion of small low profitability securities benefited relative performance as these securities underperformed. The Series' holdings in Hong Kong, particularly in micro-caps, outperformed those in the Index and benefited the Series' relative performance.

The United Kingdom Small Company Series

   The United Kingdom Small Company Series is designed to capture the returns of U.K. small-cap stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Series held approximately 320 securities. In general, cash exposure was low throughout the year, with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2015, total returns were 9.95% for the Series and 12.42% for the MSCI UK Small Cap Index (net dividends). As a result of the Series diversified investment approach, performance was determined principally by broad trends in the U.K. equity market, rather than the behavior of a limited number of stocks. The Series' exclusion of real estate investment trusts (REITs) detracted from the Series' relative performance as REITs in the United Kingdom generally outperformed other sectors during the period. Due to differences in methodology, the Series may hold names that are larger in size than those included in the Index, resulting in differences in sector weights. During the period, these differences in sector weights contributed to the Series' relative underperformance. For instance, the Series had a lower allocation to financials, which outperformed and detracted from the Series' relative performance, and a higher allocation to industrials, which underperformed and detracted from the Series' relative performance. The Series' underperformance was partially offset by the exclusion of small- and micro-cap securities with high relative prices and low profitability, as these securities underperformed during the period. Differences in the valuation timing and methodology between the Series and the Index detracted from the Series' relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

The Continental Small Company Series

   The Continental Small Company Series is designed to capture the returns of small-cap stocks in the developed markets of Europe (excluding the U.K.) and Israel, by purchasing shares in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Series held approximately 1,160 securities in 15 eligible developed continental European countries and Israel. Country allocations generally reflect the approximate weights of individual securities within a universe of continental European and Israeli small-cap stocks constructed by the Advisor. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2015, total returns were 9.81% for the Series and 11.38% for the MSCI Europe ex UK Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the continental European (excluding the U.K.) and Israeli equity markets, rather than the behavior of a limited number of stocks. Due to differences in methodology, the Series may hold names that are larger in size than those included in the Index, resulting in differences in individual holdings. Within the financial sector, these holding differences detracted from the Series' relative performance as the Series' financial holdings underperformed the Index's financial holdings. Differences in the valuation timing and methodology between the Series and the Index detracted from the Series' relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 p.m. London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

The Canadian Small Company Series

   The Canadian Small Company Series is designed to capture the returns of Canadian small-cap stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Series held approximately 320 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2015, total returns were -25.00% for the Series and -24.73% for the MSCI Canada Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the Canadian equity market. The Series had a greater allocation to micro-cap securities than the Index, which detracted from the Series relative performance as micro-caps underperformed other small-cap securities. The Series held a higher weighting in energy companies, which underperformed, detracting from the Series' relative performance. The Series' exclusion of real estate investment trusts (REITs) also detracted from the Series' relative performance as REITs outperformed the Index total return. The Series' underperformance was partially offset by the exclusion of small low profitability growth securities, which underperformed during the period.

The Emerging Markets Series

   The Emerging Markets Series is designed to capture the returns of large-cap stocks in selected emerging markets countries. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Series held approximately 1,100 securities across 21 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2015, total returns were -14.86% for the Series and -14.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Series' diversified approach, performance was generally determined by broad trends in emerging markets rather than the behavior of a limited number of stocks. The Series' relative underperformance was driven primarily by country allocation differences between the Series and the Index. The Series' lower allocation to China, which outperformed most other emerging markets during the period, detracted from the Series' relative performance. This was partially offset by the Series' greater allocation to Taiwan, which also generally outperformed.

The Emerging Markets Small Cap Series

   The Emerging Markets Small Cap Series is designed to capture the returns of small-cap stocks in selected emerging markets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Series held approximately 3,300 securities across 17 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2015, total returns were -9.42% for the Series and -14.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Series' diversified approach, performance was principally determined by broad trends in emerging markets rather than the behavior of a limited number of stocks. The Series focuses on small-cap stocks while the Index primarily holds large-cap and mid-cap stocks. Emerging markets small-cap stocks outperformed emerging markets large-caps and mid-caps over the period, and the Series' greater exposure to small-caps benefited the Series' relative performance.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                            Six Months Ended October 31, 2015
  EXPENSE TABLES
                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      05/01/15  10/31/15    Ratio*   Period*
                                      --------- --------- ---------- --------
  The U.S. Large Cap Value Series
  -------------------------------
  Actual Fund Return................. $1,000.00 $  975.90    0.11%    $0.55
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.65    0.11%    $0.56

  The DFA International Value Series
  ----------------------------------
  Actual Fund Return................. $1,000.00 $  893.80    0.22%    $1.05
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.10    0.22%    $1.12

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                         Beginning  Ending              Expenses
                                          Account  Account   Annualized   Paid
                                           Value    Value     Expense    During
                                         05/01/15  10/31/15    Ratio*   Period*
                                         --------- --------- ---------- --------
The Japanese Small Company Series
---------------------------------
Actual Fund Return...................... $1,000.00 $1,014.10    0.12%    $0.61
Hypothetical 5% Annual Return........... $1,000.00 $1,024.60    0.12%    $0.61

The Asia Pacific Small Company Series
-------------------------------------
Actual Fund Return...................... $1,000.00 $  865.80    0.13%    $0.61
Hypothetical 5% Annual Return........... $1,000.00 $1,024.55    0.13%    $0.66

The United Kingdom Small Company Series
---------------------------------------
Actual Fund Return...................... $1,000.00 $1,011.20    0.11%    $0.56
Hypothetical 5% Annual Return........... $1,000.00 $1,024.65    0.11%    $0.56

The Continental Small Company Series
------------------------------------
Actual Fund Return...................... $1,000.00 $  981.30    0.13%    $0.65
Hypothetical 5% Annual Return........... $1,000.00 $1,024.55    0.13%    $0.66

The Canadian Small Company Series
---------------------------------
Actual Fund Return...................... $1,000.00 $  781.10    0.12%    $0.54
Hypothetical 5% Annual Return........... $1,000.00 $1,024.60    0.12%    $0.61

The Emerging Markets Series
---------------------------
Actual Fund Return...................... $1,000.00 $  830.50    0.16%    $0.74
Hypothetical 5% Annual Return........... $1,000.00 $1,024.40    0.16%    $0.82

The Emerging Markets Small Cap Series
-------------------------------------
Actual Fund Return...................... $1,000.00 $  851.80    0.26%    $1.21
Hypothetical 5% Annual Return........... $1,000.00 $1,023.89    0.26%    $1.33

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 29, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

          The U.S. Large Cap Value Series
Consumer Discretionary.......................  14.0%
Consumer Staples.............................   5.2%
Energy.......................................  16.1%
Financials...................................  21.5%
Health Care..................................  11.8%
Industrials..................................  12.3%
Information Technology.......................  10.8%
Materials....................................   3.3%
Other........................................    --
Telecommunication Services...................   4.7%
Utilities....................................   0.3%
                                              -----
                                              100.0%

        The DFA International Value Series
Consumer Discretionary.......................  12.4%
Consumer Staples.............................   3.7%
Energy.......................................  14.4%
Financials...................................  34.7%
Health Care..................................   0.9%
Industrials..................................  10.4%
Information Technology.......................   3.3%
Materials....................................  11.8%
Other........................................    --
Telecommunication Services...................   5.9%
Utilities....................................   2.5%
                                              -----
                                              100.0%

         The Japanese Small Company Series
Consumer Discretionary.......................  20.3%
Consumer Staples.............................   9.2%
Energy.......................................   1.0%
Financials...................................  12.1%
Health Care..................................   4.9%
Industrials..................................  28.7%
Information Technology.......................  11.4%
Materials....................................  11.7%
Telecommunication Services...................   0.1%
Utilities....................................   0.6%
                                              -----
                                              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


       The Asia Pacific Small Company Series
Consumer Discretionary.......................  28.7%
Consumer Staples.............................   5.5%
Energy.......................................   2.8%
Financials...................................  16.1%
Health Care..................................   7.6%
Industrials..................................  16.6%
Information Technology.......................   5.3%
Materials....................................  11.1%
Other........................................    --
Telecommunication Services...................   3.3%
Utilities....................................   3.0%
                                              -----
                                              100.0%

      The United Kingdom Small Company Series
Consumer Discretionary.......................  28.0%
Consumer Staples.............................   5.4%
Energy.......................................   4.1%
Financials...................................  15.6%
Health Care..................................   2.9%
Industrials..................................  24.0%
Information Technology.......................   8.5%
Materials....................................   7.6%
Other........................................    --
Telecommunication Services...................   2.1%
Utilities....................................   1.8%
                                              -----
                                              100.0%

       The Continental Small Company Series
Consumer Discretionary.......................  14.0%
Consumer Staples.............................   6.1%
Energy.......................................   3.0%
Financials...................................  17.6%
Health Care..................................   9.8%
Industrials..................................  27.0%
Information Technology.......................   8.8%
Materials....................................   9.4%
Other........................................    --
Telecommunication Services...................   2.0%
Utilities....................................   2.3%
                                              -----
                                              100.0%

         The Canadian Small Company Series
Consumer Discretionary.......................  12.2%
Consumer Staples.............................   4.6%
Energy.......................................  20.6%
Financials...................................   9.2%
Health Care..................................   1.6%
Industrials..................................  14.9%
Information Technology.......................   5.5%
Materials....................................  23.3%
Telecommunication Services...................   0.6%
Utilities....................................   7.5%
                                              -----
                                              100.0%

            The Emerging Markets Series
Consumer Discretionary.......................  10.0%
Consumer Staples.............................   9.5%
Energy.......................................   6.6%
Financials...................................  26.3%
Health Care..................................   3.2%
Industrials..................................   8.1%
Information Technology.......................  18.6%
Materials....................................   7.6%
Other........................................    --
Telecommunication Services...................   6.7%
Utilities....................................   3.4%
                                              -----
                                              100.0%

       The Emerging Markets Small Cap Series
Consumer Discretionary.......................  16.3%
Consumer Staples.............................   9.7%
Energy.......................................   1.9%
Financials...................................  15.8%
Health Care..................................   6.4%
Industrials..................................  16.5%
Information Technology.......................  14.8%
Materials....................................  12.9%
Other........................................    --
Real Estate Investment Trusts................    --
Telecommunication Services...................   1.1%
Utilities....................................   4.6%
                                              -----
                                              100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                               Percentage
                                                     Shares       Value+     of Net Assets**
                                                     ------       ------     ---------------
COMMON STOCKS -- (95.4%)
Consumer Discretionary -- (13.3%)
    Comcast Corp. Class A.........................  9,482,510 $  593,794,776            3.1%
#   Comcast Corp. Special Class A.................  2,635,567    165,276,407            0.9%
    Ford Motor Co................................. 14,411,800    213,438,758            1.1%
    General Motors Co.............................  5,492,031    191,726,802            1.0%
    Time Warner Cable, Inc........................  1,876,119    355,336,939            1.9%
    Time Warner, Inc..............................  4,297,753    323,792,711            1.7%
    Other Securities..............................               819,458,486            4.2%
                                                              --------------           -----
Total Consumer Discretionary......................             2,662,824,879           13.9%
                                                              --------------           -----
Consumer Staples -- (5.0%)
    Archer-Daniels-Midland Co.....................  2,748,548    125,498,702            0.7%
    CVS Health Corp...............................  3,364,257    332,321,306            1.7%
    Mondelez International, Inc. Class A..........  3,818,531    176,263,391            0.9%
    Other Securities..............................               364,331,183            1.9%
                                                              --------------           -----
Total Consumer Staples............................               998,414,582            5.2%
                                                              --------------           -----
Energy -- (15.3%)
    Anadarko Petroleum Corp.......................  2,015,789    134,815,968            0.7%
    Chevron Corp..................................  6,389,725    580,698,208            3.0%
    ConocoPhillips................................  6,174,431    329,405,894            1.7%
    Exxon Mobil Corp..............................  7,571,926    626,501,157            3.3%
    Marathon Petroleum Corp.......................  2,604,266    134,900,979            0.7%
    Occidental Petroleum Corp.....................  2,051,160    152,893,466            0.8%
    Phillips 66...................................  2,055,820    183,070,771            1.0%
    Valero Energy Corp............................  2,806,975    185,035,792            1.0%
    Other Securities..............................               737,288,899            3.9%
                                                              --------------           -----
Total Energy......................................             3,064,611,134           16.1%
                                                              --------------           -----
Financials -- (20.5%)
    American International Group, Inc.............  3,536,873    223,035,211            1.2%
    Bank of America Corp.......................... 15,546,531    260,870,790            1.4%
    Bank of New York Mellon Corp. (The)...........  2,959,920    123,280,668            0.7%
    Capital One Financial Corp....................  2,074,942    163,712,924            0.9%
    Citigroup, Inc................................  4,980,715    264,824,617            1.4%
    Goldman Sachs Group, Inc. (The)...............  1,523,888    285,729,000            1.5%
    Hartford Financial Services Group, Inc. (The).  2,644,794    122,348,170            0.6%
    JPMorgan Chase & Co........................... 10,421,544    669,584,202            3.5%
    MetLife, Inc..................................  2,189,692    110,316,683            0.6%
    Morgan Stanley................................  3,524,427    116,200,358            0.6%
    PNC Financial Services Group, Inc. (The)......  1,273,146    114,914,158            0.6%
    Travelers Cos., Inc. (The)....................  1,130,153    127,582,972            0.7%
    Wells Fargo & Co..............................  2,083,146    112,781,524            0.6%
    Other Securities..............................             1,406,483,007            7.2%
                                                              --------------           -----
Total Financials..................................             4,101,664,284           21.5%
                                                              --------------           -----
Health Care -- (11.3%)
    Aetna, Inc....................................  2,009,110    230,605,646            1.2%
*   Allergan P.L.C................................    496,938    153,290,465            0.8%
#   Anthem, Inc...................................  1,532,858    213,297,191            1.1%
#*  Express Scripts Holding Co....................  2,842,416    245,527,894            1.3%
    Humana, Inc...................................    707,042    126,298,912            0.7%
    Pfizer, Inc................................... 21,021,501    710,947,164            3.7%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                       Percentage
                                                            Shares       Value+      of Net Assets**
                                                            ------       ------      ---------------
Health Care -- (Continued)
      Thermo Fisher Scientific, Inc......................  1,268,522 $   165,897,307            0.9%
      Other Securities...................................                411,377,957            2.1%
                                                                     ---------------          ------
Total Health Care........................................              2,257,242,536           11.8%
                                                                     ---------------          ------
Industrials -- (11.8%)
      CSX Corp...........................................  5,382,618     145,276,860            0.8%
      FedEx Corp.........................................    843,839     131,681,076            0.7%
      General Electric Co................................ 19,532,516     564,880,363            3.0%
      Norfolk Southern Corp..............................  1,598,000     127,887,940            0.7%
      Southwest Airlines Co..............................  3,733,160     172,807,976            0.9%
      Stanley Black & Decker, Inc........................  1,095,910     116,144,542            0.6%
      Union Pacific Corp.................................  1,819,501     162,572,414            0.9%
      Other Securities...................................                931,311,189            4.7%
                                                                     ---------------          ------
Total Industrials........................................              2,352,562,360           12.3%
                                                                     ---------------          ------
Information Technology -- (10.3%)
      Cisco Systems, Inc................................. 13,742,784     396,479,319            2.1%
      EMC Corp...........................................  6,310,731     165,467,367            0.9%
      Fidelity National Information Services, Inc........  1,504,505     109,708,505            0.6%
      Hewlett-Packard Co.................................  9,619,949     259,353,825            1.4%
      Intel Corp......................................... 11,297,597     382,536,635            2.0%
      Other Securities...................................                753,326,604            3.8%
                                                                     ---------------          ------
Total Information Technology.............................              2,066,872,255           10.8%
                                                                     ---------------          ------
Materials -- (3.2%)
      Other Securities...................................                631,231,680            3.3%
                                                                     ---------------          ------
Telecommunication Services -- (4.4%)
      AT&T, Inc.......................................... 21,699,651     727,155,305            3.8%
      Other Securities...................................                163,622,086            0.9%
                                                                     ---------------          ------
Total Telecommunication Services.........................                890,777,391            4.7%
                                                                     ---------------          ------
Utilities -- (0.3%)
      Other Securities...................................                 56,891,951            0.3%
                                                                     ---------------          ------
TOTAL COMMON STOCKS......................................             19,083,093,052           99.9%
                                                                     ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                    208,567            0.0%
                                                                     ---------------          ------
TOTAL INVESTMENT SECURITIES..............................             19,083,301,619
                                                                     ---------------

TEMPORARY CASH INVESTMENTS -- (0.0%)
      State Street Institutional Liquid Reserves, 0.140%.  9,754,555       9,754,555            0.1%
                                                                     ---------------          ------

SECURITIES LENDING COLLATERAL -- (4.6%)
(S)@  DFA Short Term Investment Fund..................... 79,199,929     916,343,183            4.8%
                                                                     ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $14,362,076,197)...............................              $20,009,399,357          104.8%
                                                                     ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------- ------------ ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 2,662,824,879           --   --    $ 2,662,824,879
  Consumer Staples............     998,414,582           --   --        998,414,582
  Energy......................   3,064,611,134           --   --      3,064,611,134
  Financials..................   4,101,664,284           --   --      4,101,664,284
  Health Care.................   2,257,242,536           --   --      2,257,242,536
  Industrials.................   2,352,562,360           --   --      2,352,562,360
  Information Technology......   2,066,872,255           --   --      2,066,872,255
  Materials...................     631,231,680           --   --        631,231,680
  Telecommunication Services..     890,777,391           --   --        890,777,391
  Utilities...................      56,891,951           --   --         56,891,951
Rights/Warrants...............              -- $    208,567   --            208,567
Temporary Cash Investments....       9,754,555           --   --          9,754,555
Securities Lending Collateral.              --  916,343,183   --        916,343,183
                               --------------- ------------   --    ---------------
TOTAL......................... $19,092,847,607 $916,551,750   --    $20,009,399,357
                               =============== ============   ==    ===============


                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                 Percentage
                                         Shares     Value++    of Net Assets**
                                         ------     -------    ---------------
  COMMON STOCKS -- (94.9%)
  AUSTRALIA -- (5.6%)
      BHP Billiton, Ltd................ 5,172,675 $ 84,835,680            0.9%
      BHP Billiton, Ltd. Sponsored ADR. 1,465,288   48,193,322            0.5%
      Macquarie Group, Ltd.............   982,233   59,473,059            0.6%
      Other Securities.................            344,551,404            3.8%
                                                  ------------            ----
  TOTAL AUSTRALIA......................            537,053,465            5.8%
                                                  ------------            ----

  AUSTRIA -- (0.1%)
      Other Securities.................             10,400,098            0.1%
                                                  ------------            ----

  BELGIUM -- (1.3%)
      Other Securities.................            124,483,972            1.3%
                                                  ------------            ----

  CANADA -- (7.4%)
      Bank of Montreal................. 1,105,966   64,245,565            0.7%
      Manulife Financial Corp.......... 3,287,435   54,505,652            0.6%
      Suncor Energy, Inc............... 3,750,370  111,599,034            1.2%
      Other Securities.................            479,872,309            5.2%
                                                  ------------            ----
  TOTAL CANADA.........................            710,222,560            7.7%
                                                  ------------            ----

  DENMARK -- (1.6%)
      Other Securities.................            153,265,271            1.7%
                                                  ------------            ----

  FINLAND -- (0.6%)
      Other Securities.................             60,810,526            0.7%
                                                  ------------            ----

  FRANCE -- (9.3%)
      AXA SA........................... 4,004,754  106,879,326            1.2%
      BNP Paribas SA................... 1,005,680   60,941,389            0.7%
  #   Cie de Saint-Gobain.............. 1,789,605   74,914,737            0.8%
      Engie SA......................... 3,247,971   56,842,074            0.6%
      Orange SA........................ 4,969,645   87,623,255            0.9%
      Renault SA.......................   759,515   71,564,612            0.8%
      Societe Generale SA.............. 1,935,625   89,896,621            1.0%
  #   Total SA......................... 3,202,849  154,885,992            1.7%
      Other Securities.................            191,929,736            2.0%
                                                  ------------            ----
  TOTAL FRANCE.........................            895,477,742            9.7%
                                                  ------------            ----

  GERMANY -- (7.3%)
      Allianz SE.......................   730,758  127,932,134            1.4%
      Allianz SE Sponsored ADR......... 2,811,910   49,349,021            0.5%
      Bayerische Motoren Werke AG......   836,920   85,724,339            0.9%
      Daimler AG....................... 2,214,556  192,032,407            2.1%
      Other Securities.................            250,012,427            2.7%
                                                  ------------            ----
  TOTAL GERMANY........................            705,050,328            7.6%
                                                  ------------            ----

  HONG KONG -- (2.2%)
      Other Securities.................            213,300,423            2.3%
                                                  ------------            ----

  IRELAND -- (0.3%)
      Other Securities.................             25,921,424            0.3%
                                                  ------------            ----

  ISRAEL -- (0.4%)
      Other Securities.................             35,459,088            0.4%
                                                  ------------            ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                         Percentage
                                               Shares      Value++     of Net Assets**
                                               ------      -------     ---------------
ITALY -- (1.8%)
    UniCredit SpA........................... 10,827,146 $   69,911,588            0.7%
    Other Securities........................               104,201,022            1.2%
                                                        --------------           -----
TOTAL ITALY.................................               174,112,610            1.9%
                                                        --------------           -----

JAPAN -- (21.4%)
    Hitachi, Ltd............................  7,531,000     43,444,754            0.5%
    Honda Motor Co., Ltd....................  3,334,800    110,316,638            1.2%
    ITOCHU Corp.............................  3,608,800     45,156,836            0.5%
    Mitsubishi UFJ Financial Group, Inc..... 21,459,506    138,789,997            1.5%
    Mizuho Financial Group, Inc............. 51,633,200    106,356,355            1.2%
    Nissan Motor Co., Ltd...................  5,844,900     60,589,514            0.7%
#   Sumitomo Mitsui Financial Group, Inc....  2,728,500    108,849,809            1.2%
    Other Securities........................             1,441,016,272           15.5%
                                                        --------------           -----
TOTAL JAPAN.................................             2,054,520,175           22.3%
                                                        --------------           -----

NETHERLANDS -- (2.8%)
    ING Groep NV............................  6,261,830     91,466,780            1.0%
    Koninklijke Philips NV..................  1,816,357     48,966,694            0.5%
    Other Securities........................               128,818,636            1.4%
                                                        --------------           -----
TOTAL NETHERLANDS...........................               269,252,110            2.9%
                                                        --------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities........................                 6,670,339            0.1%
                                                        --------------           -----

NORWAY -- (0.6%)
    Other Securities........................                61,668,622            0.7%
                                                        --------------           -----

PORTUGAL -- (0.0%)
    Other Securities........................                 4,300,068            0.0%
                                                        --------------           -----

SINGAPORE -- (1.0%)
    Other Securities........................                91,074,356            1.0%
                                                        --------------           -----

SPAIN -- (2.9%)
    Banco Santander SA...................... 19,371,024    108,210,378            1.2%
    Iberdrola SA............................ 14,302,198    101,990,959            1.1%
    Other Securities........................                70,374,756            0.7%
                                                        --------------           -----
TOTAL SPAIN.................................               280,576,093            3.0%
                                                        --------------           -----

SWEDEN -- (3.0%)
    Svenska Cellulosa AB SCA Class B........  2,234,256     65,807,693            0.7%
    Telefonaktiebolaget LM Ericsson Class B.  4,879,427     47,489,038            0.5%
    Other Securities........................               174,423,981            1.9%
                                                        --------------           -----
TOTAL SWEDEN................................               287,720,712            3.1%
                                                        --------------           -----

SWITZERLAND -- (8.5%)
    ABB, Ltd................................  4,761,575     89,830,421            1.0%
    Adecco SA...............................    640,328     47,598,969            0.5%
    Cie Financiere Richemont SA.............    928,099     79,582,225            0.9%
    LafargeHolcim, Ltd......................    932,270     52,500,549            0.6%
    Swiss Re AG.............................  1,037,390     96,301,702            1.0%
    UBS Group AG............................  2,463,478     49,201,633            0.5%
    Zurich Insurance Group AG...............    343,651     90,689,469            1.0%
    Other Securities........................               316,311,917            3.4%
                                                        --------------           -----
TOTAL SWITZERLAND...........................               822,016,885            8.9%
                                                        --------------           -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                  Percentage
                                                        Shares      Value++     of Net Assets**
                                                        ------      -------     ---------------
UNITED KINGDOM -- (16.7%)
      Barclays P.L.C. Sponsored ADR..................  5,103,338 $   72,620,500            0.8%
      BP P.L.C. Sponsored ADR........................  8,753,160    312,487,811            3.4%
      HSBC Holdings P.L.C............................ 20,428,278    159,605,431            1.7%
#     HSBC Holdings P.L.C. Sponsored ADR.............  2,554,625     99,809,198            1.1%
      Royal Dutch Shell P.L.C. Class A...............  1,867,596     48,757,978            0.5%
      Royal Dutch Shell P.L.C. Sponsored ADR Class A.  1,338,497     70,217,553            0.8%
#     Royal Dutch Shell P.L.C. Sponsored ADR Class B.  3,323,210    175,099,935            1.9%
      Standard Chartered P.L.C.......................  4,035,713     44,798,973            0.5%
      Vodafone Group P.L.C........................... 58,351,986    192,032,427            2.1%
      Vodafone Group P.L.C. Sponsored ADR............  4,011,201    132,249,306            1.4%
      Other Securities...............................               295,091,397            3.2%
                                                                 --------------          ------
TOTAL UNITED KINGDOM.................................             1,602,770,509           17.4%
                                                                 --------------          ------
TOTAL COMMON STOCKS..................................             9,126,127,376           98.9%
                                                                 --------------          ------

PREFERRED STOCKS -- (0.6%)
GERMANY -- (0.6%)
      Volkswagen AG..................................    396,506     47,594,617            0.5%
      Other Securities...............................                13,660,500            0.2%
                                                                 --------------          ------
TOTAL GERMANY........................................                61,255,117            0.7%
                                                                 --------------          ------
TOTAL PREFERRED STOCKS...............................                61,255,117            0.7%
                                                                 --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities...............................                        --            0.0%
                                                                 --------------          ------

SPAIN -- (0.0%)
      Other Securities...............................                 1,065,068            0.0%
                                                                 --------------          ------
TOTAL RIGHTS/WARRANTS................................                 1,065,068            0.0%
                                                                 --------------          ------
TOTAL INVESTMENT SECURITIES..........................             9,188,447,561
                                                                 --------------

                                                                    Value+
                                                                    ------
SECURITIES LENDING COLLATERAL -- (4.5%)
(S)@  DFA Short Term Investment Fund................. 37,531,967    434,244,856            4.7%
                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $9,600,064,667)............................              $9,622,692,417          104.3%
                                                                 ==============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Australia................... $   57,726,184 $  479,327,281   --    $  537,053,465
  Austria.....................             --     10,400,098   --        10,400,098
  Belgium.....................      4,913,352    119,570,620   --       124,483,972
  Canada......................    710,222,560             --   --       710,222,560
  Denmark.....................             --    153,265,271   --       153,265,271
  Finland.....................      2,150,379     58,660,147   --        60,810,526
  France......................      4,266,340    891,211,402   --       895,477,742
  Germany.....................     72,150,156    632,900,172   --       705,050,328
  Hong Kong...................             --    213,300,423   --       213,300,423
  Ireland.....................      5,888,310     20,033,114   --        25,921,424
  Israel......................        788,648     34,670,440   --        35,459,088
  Italy.......................     25,889,612    148,222,998   --       174,112,610
  Japan.......................     63,194,952  1,991,325,223   --     2,054,520,175
  Netherlands.................     28,977,472    240,274,638   --       269,252,110
  New Zealand.................             --      6,670,339   --         6,670,339
  Norway......................     15,266,905     46,401,717   --        61,668,622
  Portugal....................             --      4,300,068   --         4,300,068
  Singapore...................             --     91,074,356   --        91,074,356
  Spain.......................      4,304,148    276,271,945   --       280,576,093
  Sweden......................      8,128,809    279,591,903   --       287,720,712
  Switzerland.................     41,604,334    780,412,551   --       822,016,885
  United Kingdom..............    891,654,132    711,116,377   --     1,602,770,509
Preferred Stocks
  Germany.....................             --     61,255,117   --        61,255,117
Rights/Warrants
  Australia...................             --             --   --                --
  Spain.......................             --      1,065,068   --         1,065,068
Securities Lending Collateral.             --    434,244,856   --       434,244,856
                               -------------- --------------   --    --------------
TOTAL......................... $1,937,126,293 $7,685,566,124   --    $9,622,692,417
                               ============== ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                          Percentage
                                                  Shares     Value++    of Net Assets**
                                                  ------     -------    ---------------
COMMON STOCKS -- (90.4%)
Consumer Discretionary -- (18.4%)
    Aoyama Trading Co., Ltd.....................   307,000 $ 11,185,037            0.4%
    Calsonic Kansei Corp........................ 1,015,000    8,089,220            0.3%
    Nifco, Inc..................................   287,200   11,071,328            0.4%
    Wacoal Holdings Corp........................   675,000    8,470,224            0.3%
    Other Securities............................            492,737,107           18.8%
                                                           ------------           -----
Total Consumer Discretionary....................            531,552,916           20.2%
                                                           ------------           -----
Consumer Staples -- (8.4%)
    Nichirei Corp............................... 1,501,000    9,763,287            0.4%
    Sapporo Holdings, Ltd....................... 1,981,000    8,164,430            0.3%
    Takara Holdings, Inc........................   980,300    7,041,270            0.3%
#   UNY Group Holdings Co., Ltd................. 1,468,300    8,117,716            0.3%
    Other Securities............................            209,088,023            7.9%
                                                           ------------           -----
Total Consumer Staples..........................            242,174,726            9.2%
                                                           ------------           -----
Energy -- (0.9%)
    Other Securities............................             25,382,203            0.9%
                                                           ------------           -----
Financials -- (11.0%)
    Daishi Bank, Ltd. (The)..................... 2,003,000    9,051,406            0.3%
    Hyakugo Bank, Ltd. (The).................... 1,491,609    7,630,038            0.3%
    Juroku Bank, Ltd. (The)..................... 2,002,000    8,930,735            0.3%
    Keiyo Bank, Ltd. (The)...................... 1,418,000    7,124,460            0.3%
#*  Kyushu Financial Group, Inc................. 2,191,820   16,855,962            0.6%
*   Leopalace21 Corp............................ 1,960,700   10,446,456            0.4%
    Musashino Bank, Ltd. (The)..................   198,700    7,559,611            0.3%
    North Pacific Bank, Ltd..................... 2,025,300    7,763,381            0.3%
    Ogaki Kyoritsu Bank, Ltd. (The)............. 1,955,000    7,617,921            0.3%
    San-In Godo Bank, Ltd. (The)................   957,000    8,843,998            0.3%
#   Shiga Bank, Ltd. (The)...................... 1,328,000    7,097,991            0.3%
    Other Securities............................            218,221,945            8.3%
                                                           ------------           -----
Total Financials................................            317,143,904           12.0%
                                                           ------------           -----
Health Care -- (4.4%)
    Asahi Intecc Co., Ltd.......................   246,000    9,502,389            0.4%
    Nichi-iko Pharmaceutical Co., Ltd...........   264,250    7,334,079            0.3%
    Nipro Corp..................................   702,100    7,870,821            0.3%
    Rohto Pharmaceutical Co., Ltd...............   499,200    8,236,034            0.3%
#   Toho Holdings Co., Ltd......................   321,000    7,116,998            0.3%
#   Tsumura & Co................................   348,700    8,402,296            0.3%
    Other Securities............................             79,819,292            3.0%
                                                           ------------           -----
Total Health Care...............................            128,281,909            4.9%
                                                           ------------           -----
Industrials -- (25.9%)
    Daifuku Co., Ltd............................   579,400    8,575,019            0.3%
    Fujikura, Ltd............................... 1,984,000   10,197,595            0.4%
    Furukawa Electric Co., Ltd.................. 4,806,000    8,795,085            0.3%
    Japan Steel Works, Ltd. (The)............... 1,992,000    7,413,614            0.3%
    Maeda Road Construction Co., Ltd............   387,000    7,034,679            0.3%
    Mitsui Engineering & Shipbuilding Co., Ltd.. 5,109,000    7,865,398            0.3%
    Nihon M&A Center, Inc.......................   198,100    8,171,293            0.3%
    Nishi-Nippon Railroad Co., Ltd.............. 1,852,000    9,576,171            0.4%
    Nishimatsu Construction Co., Ltd............ 1,803,000    7,157,647            0.3%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                      Percentage
                                            Shares      Value++     of Net Assets**
                                            ------      -------     ---------------
Industrials -- (Continued)
      Nisshinbo Holdings, Inc............    903,000 $   12,263,296            0.5%
#     OSG Corp...........................    444,300      8,357,354            0.3%
      Penta-Ocean Construction Co., Ltd..  1,684,400      7,649,195            0.3%
      Pilot Corp.........................    188,800      7,993,821            0.3%
      Sankyu, Inc........................  1,540,000      8,675,182            0.3%
      Sanwa Holdings Corp................  1,232,600      9,970,181            0.4%
      Other Securities...................               620,295,391           23.5%
                                                     --------------          ------
Total Industrials........................               749,990,921           28.5%
                                                     --------------          ------
Information Technology -- (10.3%)
#     Horiba, Ltd........................    212,650      8,367,458            0.3%
      IT Holdings Corp...................    505,101     12,486,557            0.5%
      Oki Electric Industry Co., Ltd.....  4,751,000      8,018,926            0.3%
#     Taiyo Yuden Co., Ltd...............    642,700      9,049,909            0.4%
      Other Securities...................               261,448,961            9.9%
                                                     --------------          ------
Total Information Technology.............               299,371,811           11.4%
                                                     --------------          ------
Materials -- (10.6%)
      ADEKA Corp.........................    523,000      7,685,910            0.3%
      Denka Co., Ltd.....................  1,753,000      8,134,823            0.3%
      Lintec Corp........................    303,800      7,116,523            0.3%
      Sumitomo Osaka Cement Co., Ltd.....  2,652,000     10,219,547            0.4%
      Toyobo Co., Ltd....................  5,776,000      8,466,741            0.3%
      Ube Industries, Ltd................  5,257,000     11,038,445            0.4%
      Other Securities...................               252,728,193            9.6%
                                                     --------------          ------
Total Materials..........................               305,390,182           11.6%
                                                     --------------          ------
Telecommunication Services -- (0.0%)
      Other Securities...................                 1,411,756            0.1%
                                                     --------------          ------
Utilities -- (0.5%)
      Other Securities...................                15,060,469            0.6%
                                                     --------------          ------
TOTAL COMMON STOCKS......................             2,615,760,797           99.4%
                                                     --------------          ------

                                                        Value+
                                                        ------
SECURITIES LENDING COLLATERAL -- (9.6%)
(S)@  DFA Short Term Investment Fund..... 23,923,381    276,793,521           10.5%
                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,682,924,757)................              $2,892,554,318          109.9%
                                                     ==============          ======

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               -------------------------------------------------
                                 Level 1      Level 2     Level 3     Total
                               ----------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary......          -- $  531,552,916   --    $  531,552,916
  Consumer Staples............          --    242,174,726   --       242,174,726
  Energy......................          --     25,382,203   --        25,382,203
  Financials.................. $16,855,962    300,287,942   --       317,143,904
  Health Care.................          --    128,281,909   --       128,281,909
  Industrials.................     160,255    749,830,666   --       749,990,921
  Information Technology......          --    299,371,811   --       299,371,811
  Materials...................          --    305,390,182   --       305,390,182
  Telecommunication Services..          --      1,411,756   --         1,411,756
  Utilities...................          --     15,060,469   --        15,060,469
Securities Lending Collateral.          --    276,793,521   --       276,793,521
                               ----------- --------------   --    --------------
TOTAL......................... $17,016,217 $2,875,538,101   --    $2,892,554,318
                               =========== ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                     Percentage
                                             Shares     Value++    of Net Assets**
                                             ------     -------    ---------------
COMMON STOCKS -- (81.3%)
AUSTRALIA -- (40.8%)
    Adelaide Brighton, Ltd................  3,668,074 $ 10,895,362            0.9%
    Ansell, Ltd...........................    528,919    7,526,506            0.6%
    Aristocrat Leisure, Ltd...............  2,730,539   18,024,062            1.5%
#   Blackmores, Ltd.......................     81,784    9,736,025            0.8%
    BlueScope Steel, Ltd..................  2,315,186    7,296,478            0.6%
#   carsales.com, Ltd.....................  1,702,940   11,841,536            1.0%
    CSR, Ltd..............................  3,350,138    6,558,528            0.5%
    Domino's Pizza Enterprises, Ltd.......    286,872    9,487,341            0.8%
    Downer EDI, Ltd.......................  2,910,872    7,314,747            0.6%
    DuluxGroup, Ltd.......................  3,101,823   12,968,193            1.1%
    Echo Entertainment Group, Ltd.........  4,207,608   15,207,176            1.2%
    Fairfax Media, Ltd.................... 14,257,034    9,535,328            0.8%
    GrainCorp, Ltd. Class A...............  1,251,687    8,024,096            0.7%
#   InvoCare, Ltd.........................    901,024    7,092,641            0.6%
#   IOOF Holdings, Ltd....................  1,900,338   12,575,892            1.0%
#   IRESS, Ltd............................  1,073,207    7,147,613            0.6%
#   JB Hi-Fi, Ltd.........................    836,109   10,638,353            0.9%
#   M2 Group, Ltd.........................  1,294,182    9,057,218            0.7%
    Magellan Financial Group, Ltd.........    466,192    7,424,460            0.6%
#   nib holdings, Ltd.....................  2,713,689    6,957,146            0.6%
#   Northern Star Resources, Ltd..........  4,806,957    9,379,703            0.8%
    Nufarm, Ltd...........................  1,141,199    6,760,389            0.6%
    OZ Minerals, Ltd......................  2,198,276    6,746,035            0.6%
#   Perpetual, Ltd........................    356,426   11,333,090            0.9%
#   Primary Health Care, Ltd..............  3,292,878    8,651,241            0.7%
    Qantas Airways, Ltd...................  3,453,909    9,728,779            0.8%
#   Sims Metal Management, Ltd............  1,382,214    9,617,546            0.8%
    Sirtex Medical, Ltd...................    412,322   11,111,408            0.9%
#   Spark Infrastructure Group............ 10,385,907   15,315,541            1.3%
#   Super Retail Group, Ltd...............  1,280,749    8,747,020            0.7%
    Tabcorp Holdings, Ltd.................  3,586,818   11,987,416            1.0%
#   Vocus Communications, Ltd.............  1,634,058    7,551,430            0.6%
    Other Securities......................             303,631,752           24.4%
                                                      ------------           -----
TOTAL AUSTRALIA...........................             615,870,051           50.2%
                                                      ------------           -----

CHINA -- (0.1%)
    Other Securities......................               1,340,267            0.1%
                                                      ------------           -----

HONG KONG -- (23.1%)
#   Cafe de Coral Holdings, Ltd...........  1,938,000    6,555,133            0.5%
#   Dah Sing Banking Group, Ltd...........  3,457,116    6,551,159            0.5%
    Dah Sing Financial Holdings, Ltd......  1,184,544    6,646,674            0.6%
#   Esprit Holdings, Ltd.................. 13,802,950   15,382,852            1.3%
    Hopewell Holdings, Ltd................  2,920,000   10,536,375            0.9%
#*  Kingston Financial Group, Ltd......... 19,023,000    7,513,039            0.6%
#   Luk Fook Holdings International, Ltd..  2,862,000    7,364,606            0.6%
    Man Wah Holdings, Ltd.................  5,694,800    6,505,575            0.5%
    Pacific Textiles Holdings, Ltd........  4,820,000    6,868,128            0.6%
    Vitasoy International Holdings, Ltd...  4,703,000    7,807,201            0.6%
    Xinyi Glass Holdings, Ltd............. 16,280,000    8,455,001            0.7%
    Other Securities......................             257,861,931           20.9%
                                                      ------------           -----
TOTAL HONG KONG...........................             348,047,674           28.3%
                                                      ------------           -----

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                          Percentage
                                                Shares      Value++     of Net Assets**
                                                ------      -------     ---------------
NEW ZEALAND -- (8.5%)
      Air New Zealand, Ltd...................  3,693,701 $    7,265,664            0.6%
#     Fisher & Paykel Healthcare Corp., Ltd..  4,200,605     22,103,908            1.8%
      Infratil, Ltd..........................  3,201,309      6,723,662            0.6%
#     Ryman Healthcare, Ltd..................  2,338,582     12,477,577            1.0%
#     SKY Network Television, Ltd............  2,080,268      6,386,562            0.5%
      SKYCITY Entertainment Group, Ltd.......  4,473,046     12,134,063            1.0%
      Other Securities.......................                60,983,395            4.9%
                                                         --------------          ------
TOTAL NEW ZEALAND............................               128,074,831           10.4%
                                                         --------------          ------

SINGAPORE -- (8.8%)
      Venture Corp., Ltd.....................  1,654,300      9,749,130            0.8%
      Other Securities.......................               123,013,455           10.0%
                                                         --------------          ------
TOTAL SINGAPORE..............................               132,762,585           10.8%
                                                         --------------          ------
TOTAL COMMON STOCKS..........................             1,226,095,408           99.8%
                                                         --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities.......................                     2,373            0.0%
                                                         --------------          ------

HONG KONG -- (0.0%)
      Other Securities.......................                    23,333            0.0%
                                                         --------------          ------
TOTAL RIGHTS/WARRANTS........................                    25,706            0.0%
                                                         --------------          ------
TOTAL INVESTMENT SECURITIES..................             1,226,121,114
                                                         --------------

                                                            Value+
                                                            ------
SECURITIES LENDING COLLATERAL -- (18.7%)
(S)@  DFA Short Term Investment Fund......... 24,403,671    282,350,469           23.0%
                                                         --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,727,795,864)....................              $1,508,471,583          122.8%
                                                         ==============          ======

Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               -------------------------------------------------
                                 Level 1      Level 2     Level 3     Total
                               ----------- -------------- ------- --------------
Common Stocks
  Australia................... $ 9,728,779 $  606,141,272   --    $  615,870,051
  China.......................          --      1,340,267   --         1,340,267
  Hong Kong...................     315,879    347,731,795   --       348,047,674
  New Zealand.................          --    128,074,831   --       128,074,831
  Singapore...................     581,005    132,181,580   --       132,762,585
Rights/Warrants
  Australia...................          --          2,373   --             2,373
  Hong Kong...................          --         23,333   --            23,333
Securities Lending Collateral.          --    282,350,469   --       282,350,469
                               ----------- --------------   --    --------------
TOTAL......................... $10,625,663 $1,497,845,920   --    $1,508,471,583
                               =========== ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                 Percentage
                                         Shares     Value++    of Net Assets**
                                         ------     -------    ---------------
 COMMON STOCKS -- (97.1%)
 Consumer Discretionary -- (27.2%)
     Bellway P.L.C.....................   634,613 $ 25,348,219            1.2%
     Berkeley Group Holdings P.L.C.....   664,403   33,910,166            1.6%
     Betfair Group P.L.C...............   337,205   16,751,925            0.8%
     Daily Mail & General Trust P.L.C.. 1,406,012   16,198,309            0.8%
     Domino's Pizza Group P.L.C........   845,611   14,211,052            0.7%
     Greene King P.L.C................. 1,786,209   22,097,245            1.1%
     Howden Joinery Group P.L.C........ 3,331,582   23,761,899            1.1%
     Inchcape P.L.C.................... 2,234,351   27,479,055            1.3%
     Informa P.L.C..................... 3,309,192   28,940,061            1.4%
     Rightmove P.L.C...................   477,301   28,190,029            1.4%
     Taylor Wimpey P.L.C............... 8,920,064   27,173,690            1.3%
 *   Thomas Cook Group P.L.C........... 7,258,705   13,727,552            0.7%
     UBM P.L.C......................... 2,265,761   17,849,269            0.9%
     WH Smith P.L.C....................   680,498   17,851,799            0.9%
     William Hill P.L.C................ 4,450,569   21,715,526            1.0%
     Other Securities..................            244,476,363           11.6%
                                                  ------------           -----
 Total Consumer Discretionary..........            579,682,159           27.8%
                                                  ------------           -----
 Consumer Staples -- (5.2%)
     Booker Group P.L.C................ 7,899,680   22,625,829            1.1%
     Britvic P.L.C..................... 1,223,553   13,153,355            0.6%
     Tate & Lyle P.L.C................. 2,291,490   21,033,777            1.0%
     Other Securities..................             54,614,683            2.7%
                                                  ------------           -----
 Total Consumer Staples................            111,427,644            5.4%
                                                  ------------           -----
 Energy -- (3.9%)
     Amec Foster Wheeler P.L.C......... 1,933,881   21,160,938            1.0%
     John Wood Group P.L.C............. 1,939,124   17,801,885            0.9%
     Petrofac, Ltd..................... 1,323,447   17,172,041            0.8%
     Other Securities..................             28,333,340            1.4%
                                                  ------------           -----
 Total Energy..........................             84,468,204            4.1%
                                                  ------------           -----
 Financials -- (15.2%)
     Amlin P.L.C....................... 2,732,771   27,729,450            1.3%
     Beazley P.L.C..................... 2,583,691   14,442,058            0.7%
     Close Brothers Group P.L.C........   775,985   17,484,739            0.8%
     Henderson Group P.L.C............. 5,673,481   25,007,836            1.2%
     Hiscox, Ltd....................... 1,480,745   22,019,824            1.1%
     ICAP P.L.C........................ 2,825,338   19,125,468            0.9%
     IG Group Holdings P.L.C........... 1,862,861   21,652,988            1.0%
     Jupiter Fund Management P.L.C..... 1,950,736   13,530,577            0.7%
     Man Group P.L.C................... 9,267,447   23,786,481            1.1%
     Phoenix Group Holdings............ 1,072,614   14,104,792            0.7%
     Other Securities..................            125,090,160            6.0%
                                                  ------------           -----
 Total Financials......................            323,974,373           15.5%
                                                  ------------           -----
 Health Care -- (2.8%)
     Other Securities..................             59,295,843            2.9%
                                                  ------------           -----
 Industrials -- (23.3%)
 *   Balfour Beatty P.L.C.............. 3,705,993   14,204,180            0.7%
     BBA Aviation P.L.C................ 5,822,256   17,104,109            0.8%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                          Percentage
                                                Shares      Value++     of Net Assets**
                                                ------      -------     ---------------
Industrials -- (Continued)
      Berendsen P.L.C........................    870,366 $   13,722,600            0.7%
      Cobham P.L.C...........................  5,746,923     24,536,962            1.2%
      DCC P.L.C..............................    392,281     31,446,253            1.5%
      Hays P.L.C.............................  7,141,914     15,472,894            0.7%
      Melrose Industries P.L.C...............  5,163,700     21,125,329            1.0%
      Regus P.L.C............................  3,349,423     17,246,433            0.8%
      Rentokil Initial P.L.C.................  9,277,900     22,069,212            1.1%
      Spirax-Sarco Engineering P.L.C.........    372,620     17,467,332            0.8%
      Other Securities.......................               302,515,450           14.5%
                                                         --------------          ------
Total Industrials............................               496,910,754           23.8%
                                                         --------------          ------
Information Technology -- (8.3%)
      Halma P.L.C............................  1,951,180     22,935,335            1.1%
      Playtech P.L.C.........................  1,066,825     14,055,843            0.7%
      Spectris P.L.C.........................    607,600     15,583,280            0.8%
      Telecity Group P.L.C...................  1,011,062     18,287,574            0.9%
      Other Securities.......................               106,426,042            5.0%
                                                         --------------          ------
Total Information Technology.................               177,288,074            8.5%
                                                         --------------          ------
Materials -- (7.4%)
      Croda International P.L.C..............    447,752     19,972,880            1.0%
      DS Smith P.L.C.........................  4,938,232     29,423,520            1.4%
      Essentra P.L.C.........................  1,311,927     16,996,260            0.8%
      Other Securities.......................                91,750,794            4.4%
                                                         --------------          ------
Total Materials..............................               158,143,454            7.6%
                                                         --------------          ------
Telecommunication Services -- (2.1%)
      Cable & Wireless Communications P.L.C.. 17,713,479     20,055,908            0.9%
      Other Securities.......................                24,630,015            1.2%
                                                         --------------          ------
Total Telecommunication Services.............                44,685,923            2.1%
                                                         --------------          ------
Utilities -- (1.7%)
      Pennon Group P.L.C.....................  1,974,654     24,639,490            1.2%
      Other Securities.......................                12,190,545            0.6%
                                                         --------------          ------
Total Utilities..............................                36,830,035            1.8%
                                                         --------------          ------
TOTAL COMMON STOCKS..........................             2,072,706,463           99.5%
                                                         --------------          ------

PREFERRED STOCKS -- (0.0%)
      Other Securities.......................                    25,210            0.0%
                                                         --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities.......................                   125,696            0.0%
                                                         --------------          ------
TOTAL INVESTMENT SECURITIES..................             2,072,857,369
                                                         --------------

                                                            Value+
                                                            ------
SECURITIES LENDING COLLATERAL -- (2.9%)
(S)@  DFA Short Term Investment Fund.........  5,271,316     60,989,129            2.9%
                                                         --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,629,459,086)....................              $2,133,846,498          102.4%
                                                         ==============          ======

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                 Level 1    Level 2     Level 3     Total
                                 ------- -------------- ------- --------------
  Common Stocks
    Consumer Discretionary......   --    $  579,682,159   --    $  579,682,159
    Consumer Staples............   --       111,427,644   --       111,427,644
    Energy......................   --        84,468,204   --        84,468,204
    Financials..................   --       323,974,373   --       323,974,373
    Health Care.................   --        59,295,843   --        59,295,843
    Industrials.................   --       496,910,754   --       496,910,754
    Information Technology......   --       177,288,074   --       177,288,074
    Materials...................   --       158,143,454   --       158,143,454
    Telecommunication Services..   --        44,685,923   --        44,685,923
    Utilities...................   --        36,830,035   --        36,830,035
  Preferred Stocks..............   --            25,210   --            25,210
  Rights/Warrants...............   --           125,696   --           125,696
  Securities Lending Collateral.   --        60,989,129   --        60,989,129
                                   --    --------------   --    --------------
  TOTAL.........................   --    $2,133,846,498   --    $2,133,846,498
                                   ==    ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                             Percentage
                                     Shares     Value++    of Net Assets**
                                     ------     -------    ---------------
     COMMON STOCKS -- (91.6%)
     AUSTRIA -- (2.5%)
         Other Securities..........           $100,876,537            2.8%
                                              ------------           -----

     BELGIUM -- (4.1%)
         Ackermans & van Haaren NV.   134,383   20,449,775            0.6%
         Umicore SA................   434,045   18,428,703            0.5%
         Other Securities..........            121,939,006            3.3%
                                              ------------           -----
     TOTAL BELGIUM.................            160,817,484            4.4%
                                              ------------           -----

     DENMARK -- (4.6%)
     *   Genmab A.S................   217,338   21,447,065            0.6%
         GN Store Nord A.S.........   826,732   15,079,315            0.4%
         Other Securities..........            143,585,420            3.9%
                                              ------------           -----
     TOTAL DENMARK.................            180,111,800            4.9%
                                              ------------           -----

     FINLAND -- (6.5%)
         Amer Sports Oyj...........   641,324   17,999,126            0.5%
         Elisa Oyj.................   734,075   27,657,200            0.8%
         Huhtamaki Oyj.............   467,536   16,494,354            0.5%
         Nokian Renkaat Oyj........   623,433   23,519,989            0.6%
         Orion Oyj Class B.........   420,544   15,020,765            0.4%
         Other Securities..........            156,297,508            4.2%
                                              ------------           -----
     TOTAL FINLAND.................            256,988,942            7.0%
                                              ------------           -----

     FRANCE -- (11.6%)
         Arkema SA.................   203,698   14,885,975            0.4%
         Eiffage SA................   229,296   14,285,485            0.4%
         Eurofins Scientific SE....    47,119   17,044,767            0.5%
         Lagardere SCA.............   619,304   18,018,902            0.5%
         Rexel SA.................. 1,044,821   14,259,517            0.4%
         Rubis SCA.................   195,671   15,682,855            0.4%
         Teleperformance...........   348,982   27,388,433            0.8%
     *   UBISOFT Entertainment.....   521,852   15,635,374            0.4%
         Other Securities..........            319,929,212            8.7%
                                              ------------           -----
     TOTAL FRANCE..................            457,130,520           12.5%
                                              ------------           -----

     GERMANY -- (15.2%)
         Aareal Bank AG............   409,233   15,591,008            0.4%
         Freenet AG................   652,809   22,021,682            0.6%
         Gerresheimer AG...........   201,267   15,693,760            0.4%
         Lanxess AG................   467,967   25,112,396            0.7%
         LEG Immobilien AG.........   289,571   23,086,112            0.6%
         MTU Aero Engines AG.......   247,538   22,899,395            0.6%
         Osram Licht AG............   342,154   20,106,408            0.6%
         Rheinmetall AG............   223,411   14,051,846            0.4%
         Other Securities..........            443,685,211           12.2%
                                              ------------           -----
     TOTAL GERMANY.................            602,247,818           16.5%
                                              ------------           -----

     GREECE -- (0.0%)
         Other Securities..........                    742            0.0%
                                              ------------           -----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                               Percentage
                                                      Shares      Value++    of Net Assets**
                                                      ------      -------    ---------------
IRELAND -- (1.9%)
    Glanbia P.L.C..................................     700,613 $ 13,558,923            0.4%
    Kingspan Group P.L.C...........................     580,389   14,039,062            0.4%
    Paddy Power P.L.C..............................     157,699   18,373,777            0.5%
    Smurfit Kappa Group P.L.C......................     546,377   15,549,351            0.4%
    Other Securities...............................               14,138,142            0.4%
                                                                ------------           -----
TOTAL IRELAND......................................               75,659,255            2.1%
                                                                ------------           -----

ISRAEL -- (2.0%)
    Other Securities...............................               78,082,129            2.1%
                                                                ------------           -----

ITALY -- (9.5%)
    Azimut Holding SpA.............................     573,550   13,795,599            0.4%
    Banca Popolare dell'Emilia Romagna SC..........   2,548,728   20,568,444            0.6%
    Banca Popolare di Milano Scarl.................  22,383,595   21,002,866            0.6%
    Mediaset SpA...................................   3,022,390   15,340,452            0.4%
    Prysmian SpA...................................     991,595   21,413,784            0.6%
    Other Securities...............................              285,690,284            7.7%
                                                                ------------           -----
TOTAL ITALY........................................              377,811,429           10.3%
                                                                ------------           -----

NETHERLANDS -- (4.8%)
    Aalberts Industries NV.........................     558,677   18,112,490            0.5%
    TNT Express NV.................................   2,218,089   18,638,648            0.5%
    Other Securities...............................              151,518,075            4.2%
                                                                ------------           -----
TOTAL NETHERLANDS..................................              188,269,213            5.2%
                                                                ------------           -----

NORWAY -- (2.0%)
    Other Securities...............................               77,623,382            2.1%
                                                                ------------           -----

PORTUGAL -- (1.5%)
#*  Banco Comercial Portugues SA Class R........... 315,057,219   18,059,890            0.5%
    Other Securities...............................               42,154,226            1.2%
                                                                ------------           -----
TOTAL PORTUGAL.....................................               60,214,116            1.7%
                                                                ------------           -----

SPAIN -- (5.5%)
#   Bolsas y Mercados Espanoles SHMSF SA...........     410,153   14,715,419            0.4%
    Distribuidora Internacional de Alimentacion SA.   2,594,077   16,481,708            0.5%
    Gamesa Corp. Tecnologica SA....................   1,266,922   19,996,276            0.6%
    Other Securities...............................              166,329,841            4.5%
                                                                ------------           -----
TOTAL SPAIN........................................              217,523,244            6.0%
                                                                ------------           -----

SWEDEN -- (7.9%)
    Intrum Justitia AB.............................     385,511   13,831,068            0.4%
    Other Securities...............................              299,508,152            8.2%
                                                                ------------           -----
TOTAL SWEDEN.......................................              313,339,220            8.6%
                                                                ------------           -----

SWITZERLAND -- (12.0%)
    Clariant AG....................................     762,046   14,012,763            0.4%
    Flughafen Zuerich AG...........................      22,078   16,710,360            0.5%
#   Galenica AG....................................      10,976   16,078,707            0.4%
    GAM Holding AG.................................     925,197   16,924,123            0.5%
    Georg Fischer AG...............................      22,511   13,830,804            0.4%
    Helvetia Holding AG............................      35,945   18,800,020            0.5%
    PSP Swiss Property AG..........................     172,407   14,997,704            0.4%
    Straumann Holding AG...........................      55,594   15,730,952            0.4%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                    Percentage
                                          Shares      Value++     of Net Assets**
                                          ------      -------     ---------------
SWITZERLAND -- (Continued)
       Temenos Group AG................    318,043 $   14,857,171            0.4%
       Other Securities................               333,945,678            9.1%
                                                   --------------          ------
TOTAL SWITZERLAND......................               475,888,282           13.0%
                                                   --------------          ------

UNITED KINGDOM -- (0.0%)
       Other Securities................                   543,382            0.0%
                                                   --------------          ------

UNITED STATES -- (0.0%)
       Other Securities................                   683,752            0.0%
                                                   --------------          ------
TOTAL COMMON STOCKS....................             3,623,811,247           99.2%
                                                   --------------          ------

PREFERRED STOCKS -- (0.6%)
GERMANY -- (0.6%)
       Other Securities................                22,467,308            0.6%
                                                   --------------          ------
TOTAL PREFERRED STOCKS.................                22,467,308            0.6%
                                                   --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
       Other Securities................                        --            0.0%
                                                   --------------          ------

FRANCE -- (0.0%)
       Other Securities................                   365,262            0.0%
                                                   --------------          ------

ITALY -- (0.0%)
       Other Securities................                        --            0.0%
                                                   --------------          ------

SPAIN -- (0.0%)
       Other Securities................                    54,381            0.0%
                                                   --------------          ------
TOTAL RIGHTS/WARRANTS..................                   419,643            0.0%
                                                   --------------          ------
TOTAL INVESTMENT SECURITIES............             3,646,698,198
                                                   --------------

                                                      Value+
                                                      ------
SECURITIES LENDING COLLATERAL -- (7.8%)
(S)@   DFA Short Term Investment Fund.. 26,763,766    309,656,768            8.5%
                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,379,161,142)..............              $3,956,354,966          108.3%
                                                   ==============          ======

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               -------------------------------------------------
                                 Level 1      Level 2     Level 3      Total
                               ----------  -------------- ------- --------------
Common Stocks
  Austria.....................         --  $  100,876,537   --    $  100,876,537
  Belgium.....................         --     160,817,484   --       160,817,484
  Denmark.....................         --     180,111,800   --       180,111,800
  Finland.....................         --     256,988,942   --       256,988,942
  France...................... $   13,584     457,116,936   --       457,130,520
  Germany.....................         --     602,247,818   --       602,247,818
  Greece......................         --             742   --               742
  Ireland.....................         --      75,659,255   --        75,659,255
  Israel......................         --      78,082,129   --        78,082,129
  Italy.......................         --     377,811,429   --       377,811,429
  Netherlands.................         --     188,269,213   --       188,269,213
  Norway......................         --      77,623,382   --        77,623,382
  Portugal....................         --      60,214,116   --        60,214,116
  Spain.......................         --     217,523,244   --       217,523,244
  Sweden......................         --     313,339,220   --       313,339,220
  Switzerland.................         --     475,888,282   --       475,888,282
  United Kingdom..............    543,382              --   --           543,382
  United States...............    683,736              16   --           683,752
Preferred Stocks
  Germany.....................         --      22,467,308   --        22,467,308
Rights/Warrants
  Austria.....................         --              --   --                --
  France......................         --         365,262   --           365,262
  Italy.......................         --              --   --                --
  Spain.......................         --          54,381   --            54,381
Securities Lending Collateral.         --     309,656,768   --       309,656,768
Futures Contracts**...........    (18,791)             --   --           (18,791)
                               ----------  --------------   --    --------------
TOTAL......................... $1,221,911  $3,955,114,264   --    $3,956,336,175
                               ==========  ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                   Percentage
                                           Shares     Value++    of Net Assets**
                                           ------     -------    ---------------
COMMON STOCKS -- (76.9%)
Consumer Discretionary -- (9.4%)
    Cineplex, Inc........................   294,735 $ 11,357,981            1.8%
#   Corus Entertainment, Inc. Class B....   468,941    4,472,082            0.7%
    Dorel Industries, Inc. Class B.......   169,797    4,317,643            0.7%
#   EnerCare, Inc........................   438,600    5,121,919            0.8%
*   IMAX Corp............................   259,917    9,978,214            1.6%
    RONA, Inc............................   676,245    7,059,303            1.1%
    Uni-Select, Inc......................   105,935    5,249,761            0.8%
    Other Securities.....................             28,364,533            4.7%
                                                    ------------           -----
Total Consumer Discretionary.............             75,921,436           12.2%
                                                    ------------           -----
Consumer Staples -- (3.6%)
    Cott Corp............................   509,721    5,320,963            0.9%
    Maple Leaf Foods, Inc................   317,864    5,053,833            0.8%
    North West Co., Inc. (The)...........   242,310    5,373,960            0.9%
    Other Securities.....................             12,998,040            2.0%
                                                    ------------           -----
Total Consumer Staples...................             28,746,796            4.6%
                                                    ------------           -----
Energy -- (15.8%)
*   Advantage Oil & Gas, Ltd............. 1,100,531    6,118,737            1.0%
#   Enbridge Income Fund Holdings, Inc...   251,755    6,187,982            1.0%
#   Enerflex, Ltd........................   436,563    4,213,387            0.7%
    Ensign Energy Services, Inc..........   758,725    4,769,593            0.8%
#   Mullen Group, Ltd....................   536,825    7,168,067            1.2%
*   Parex Resources, Inc.................   586,904    4,407,615            0.7%
#   Parkland Fuel Corp...................   414,677    7,214,669            1.2%
    Pason Systems, Inc...................   356,252    5,241,885            0.8%
    Precision Drilling Corp.............. 1,736,481    6,905,553            1.1%
#   Secure Energy Services, Inc..........   631,339    4,195,729            0.7%
    ShawCor, Ltd.........................   233,800    4,961,724            0.8%
    Other Securities.....................             66,659,087           10.6%
                                                    ------------           -----
Total Energy.............................            128,044,028           20.6%
                                                    ------------           -----
Financials -- (7.1%)
#   Canadian Western Bank................   436,532    8,389,453            1.3%
    Colliers International Group, Inc....   161,848    8,024,324            1.3%
    FirstService Corp....................   150,648    5,299,639            0.9%
    Laurentian Bank of Canada............   191,320    7,750,245            1.2%
    Other Securities.....................             27,591,111            4.5%
                                                    ------------           -----
Total Financials.........................             57,054,772            9.2%
                                                    ------------           -----
Health Care -- (1.2%)
    Other Securities.....................             10,141,928            1.6%
                                                    ------------           -----
Industrials -- (11.4%)
    Aecon Group, Inc.....................   408,101    4,715,820            0.8%
*   ATS Automation Tooling Systems, Inc..   522,530    5,502,629            0.9%
#   Russel Metals, Inc...................   350,655    5,470,604            0.9%
    Stantec, Inc.........................   453,829   11,390,844            1.8%
    Toromont Industries, Ltd.............   376,225    9,791,172            1.6%
    Transcontinental, Inc. Class A.......   359,276    5,536,411            0.9%
    TransForce, Inc......................   432,009    8,451,201            1.4%
#   Westshore Terminals Investment Corp..   318,149    5,306,538            0.8%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                     Percentage
                                             Shares     Value++    of Net Assets**
                                             ------     -------    ---------------
Industrials -- (Continued)
      Other Securities....................            $ 36,289,095            5.7%
                                                      ------------          ------
Total Industrials.........................              92,454,314           14.8%
                                                      ------------          ------
Information Technology -- (4.2%)
*     Descartes Systems Group, Inc. (The).    255,838    4,476,578            0.7%
      Enghouse Systems, Ltd...............     97,257    4,435,175            0.7%
      Other Securities....................              24,978,842            4.0%
                                                      ------------          ------
Total Information Technology..............              33,890,595            5.4%
                                                      ------------          ------
Materials -- (17.9%)
      Alamos Gold, Inc. Class A...........  1,545,462    5,944,994            1.0%
#*    B2Gold Corp.........................  5,268,073    5,680,623            0.9%
      Centerra Gold, Inc..................    999,634    5,626,573            0.9%
      Dominion Diamond Corp...............    487,201    5,152,944            0.8%
      HudBay Minerals, Inc................  1,398,004    7,259,443            1.2%
#*    IAMGOLD Corp........................  2,443,241    4,409,643            0.7%
*     New Gold, Inc.......................  2,304,655    5,710,525            0.9%
#     Pan American Silver Corp............    990,673    7,515,659            1.2%
      Stella-Jones, Inc...................    187,800    6,911,086            1.1%
      Other Securities....................              90,283,382           14.5%
                                                      ------------          ------
Total Materials...........................             144,494,872           23.2%
                                                      ------------          ------
Telecommunication Services -- (0.5%)
      Other Securities....................               3,980,520            0.6%
                                                      ------------          ------
Utilities -- (5.8%)
      Algonquin Power & Utilities Corp....  1,054,815    8,139,403            1.3%
      Capital Power Corp..................    523,509    7,522,740            1.2%
#     Innergex Renewable Energy, Inc......    512,927    4,150,174            0.7%
#     Just Energy Group, Inc..............    727,176    5,344,265            0.9%
#     Northland Power, Inc................    536,896    6,939,081            1.1%
#     Superior Plus Corp..................    689,743    5,633,569            0.9%
      Other Securities....................               8,948,810            1.4%
                                                      ------------          ------
Total Utilities...........................              46,678,042            7.5%
                                                      ------------          ------
TOTAL COMMON STOCKS.......................             621,407,303           99.7%
                                                      ------------          ------

                                                        Value+
                                                        ------
SECURITIES LENDING COLLATERAL -- (23.1%)
(S)@  DFA Short Term Investment Fund...... 16,142,002  186,762,963           30.0%
                                                      ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,175,564,629).................              $808,170,266          129.7%
                                                      ============          ======

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                ----------------------------------------------
                                  Level 1      Level 2    Level 3    Total
                                ------------ ------------ ------- ------------
 Common Stocks
   Consumer Discretionary...... $ 75,921,436           --   --    $ 75,921,436
   Consumer Staples............   28,746,796           --   --      28,746,796
   Energy......................  128,044,019 $          9   --     128,044,028
   Financials..................   57,054,772           --   --      57,054,772
   Health Care.................   10,135,001        6,927   --      10,141,928
   Industrials.................   92,454,314           --   --      92,454,314
   Information Technology......   33,890,595           --   --      33,890,595
   Materials...................  144,490,019        4,853   --     144,494,872
   Telecommunication Services..    3,980,520           --   --       3,980,520
   Utilities...................   46,678,042           --   --      46,678,042
 Securities Lending Collateral.           --  186,762,963   --     186,762,963
                                ------------ ------------   --    ------------
 TOTAL......................... $621,395,514 $186,774,752   --    $808,170,266
                                ============ ============   ==    ============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                                   Percentage
                                                           Shares     Value++    of Net Assets**
                                                           ------     -------    ---------------
COMMON STOCKS -- (93.0%)
BRAZIL -- (4.4%)
    AMBEV SA ADR........................................  5,984,451 $ 29,144,276            0.7%
    Other Securities....................................             171,710,417            3.9%
                                                                    ------------          ------
TOTAL BRAZIL............................................             200,854,693            4.6%
                                                                    ------------          ------

CHILE -- (1.4%)
    Other Securities....................................              66,291,852            1.5%
                                                                    ------------          ------

CHINA -- (14.4%)
    Bank of China, Ltd. Class H......................... 61,469,181   28,986,487            0.7%
    China Construction Bank Corp. Class H............... 67,009,590   48,565,595            1.1%
#   China Life Insurance Co., Ltd. ADR..................    859,836   15,528,638            0.4%
#   China Mobile, Ltd. Sponsored ADR....................    914,028   55,125,029            1.3%
#   CNOOC, Ltd. Sponsored ADR...........................    127,716   14,518,755            0.3%
    Industrial & Commercial Bank of China, Ltd. Class H. 71,229,185   45,181,034            1.0%
    Ping An Insurance Group Co. of China, Ltd. Class H..  4,622,500   25,976,962            0.6%
    Tencent Holdings, Ltd...............................  4,351,400   81,797,358            1.9%
    Other Securities....................................             351,334,782            7.8%
                                                                    ------------          ------
TOTAL CHINA.............................................             667,014,640           15.1%
                                                                    ------------          ------

COLOMBIA -- (0.5%)
    Other Securities....................................              22,932,415            0.5%
                                                                    ------------          ------

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................               8,061,923            0.2%
                                                                    ------------          ------

EGYPT -- (0.1%)
    Other Securities....................................               5,936,662            0.1%
                                                                    ------------          ------

GREECE -- (0.3%)
    Other Securities....................................              15,529,848            0.4%
                                                                    ------------          ------

HUNGARY -- (0.3%)
    Other Securities....................................              12,756,313            0.3%
                                                                    ------------          ------

INDIA -- (11.6%)
    Axis Bank, Ltd......................................  1,931,821   14,003,393            0.3%
    HDFC Bank, Ltd......................................  1,530,953   25,612,509            0.6%
    Hindustan Unilever, Ltd.............................  1,148,145   14,073,935            0.3%
    Infosys, Ltd........................................  1,851,162   32,036,099            0.7%
    Infosys, Ltd. Sponsored ADR.........................    847,888   15,397,646            0.4%
    ITC, Ltd............................................  3,140,460   16,034,368            0.4%
    Reliance Industries, Ltd............................  1,666,009   24,098,221            0.6%
    Sun Pharmaceutical Industries, Ltd..................  1,065,601   14,463,279            0.3%
    Tata Consultancy Services, Ltd......................    716,717   27,377,531            0.6%
    Other Securities....................................             353,705,076            8.0%
                                                                    ------------          ------
TOTAL INDIA.............................................             536,802,057           12.2%
                                                                    ------------          ------

INDONESIA -- (2.8%)
    Bank Central Asia Tbk PT............................ 15,447,700   14,511,990            0.3%
    Other Securities....................................             115,662,446            2.7%
                                                                    ------------          ------
TOTAL INDONESIA.........................................             130,174,436            3.0%
                                                                    ------------          ------

THE EMERGING MARKETS SERIES
CONTINUED

                                                                         Percentage
                                                 Shares     Value++    of Net Assets**
                                                 ------     -------    ---------------
MALAYSIA -- (3.9%)
#   Public Bank Bhd...........................  3,537,614 $ 14,872,843            0.3%
    Other Securities..........................             167,210,332            3.8%
                                                          ------------          ------
TOTAL MALAYSIA................................             182,083,175            4.1%
                                                          ------------          ------

MEXICO -- (5.7%)
    Alfa S.A.B. de C.V. Class A...............  7,756,508   16,078,584            0.4%
    America Movil S.A.B. de C.V. Series L..... 46,329,297   41,230,713            0.9%
    Fomento Economico Mexicano S.A.B. de C.V..  1,793,669   17,701,267            0.4%
    Grupo Financiero Banorte S.A.B. de C.V....  5,018,245   26,865,769            0.6%
    Grupo Mexico S.A.B. de C.V. Series B......  6,016,393   14,664,179            0.3%
    Grupo Televisa S.A.B. Series CPO..........  3,235,650   18,832,737            0.4%
    Wal-Mart de Mexico S.A.B. de C.V..........  7,054,235   18,684,255            0.4%
    Other Securities..........................             108,728,773            2.6%
                                                          ------------          ------
TOTAL MEXICO..................................             262,786,277            6.0%
                                                          ------------          ------

PERU -- (0.2%)
    Other Securities..........................               9,743,908            0.2%
                                                          ------------          ------

PHILIPPINES -- (1.9%)
    Other Securities..........................              85,662,053            1.9%
                                                          ------------          ------

POLAND -- (1.7%)
    Other Securities..........................              79,130,660            1.8%
                                                          ------------          ------

RUSSIA -- (1.7%)
    Gazprom PAO Sponsored ADR.................  5,214,789   21,976,852            0.5%
    Other Securities..........................              58,429,365            1.3%
                                                          ------------          ------
TOTAL RUSSIA..................................              80,406,217            1.8%
                                                          ------------          ------

SOUTH AFRICA -- (7.9%)
    Bidvest Group, Ltd. (The).................    648,157   16,556,883            0.4%
#   FirstRand, Ltd............................  4,702,056   17,229,920            0.4%
#   MTN Group, Ltd............................  2,516,919   28,654,142            0.7%
    Naspers, Ltd. Class N.....................    355,437   51,891,806            1.2%
    Sasol, Ltd. Sponsored ADR.................    736,675   23,691,468            0.5%
    Standard Bank Group, Ltd..................  1,835,594   19,072,052            0.4%
#   Steinhoff International Holdings, Ltd.....  3,065,957   18,743,536            0.4%
    Other Securities..........................             191,056,135            4.3%
                                                          ------------          ------
TOTAL SOUTH AFRICA............................             366,895,942            8.3%
                                                          ------------          ------

SOUTH KOREA -- (15.2%)
    Hyundai Motor Co..........................    175,874   24,023,437            0.6%
    Kia Motors Corp...........................    293,465   14,324,640            0.3%
#   NAVER Corp................................     33,801   17,748,056            0.4%
    Samsung Electronics Co., Ltd..............     97,289  116,690,919            2.7%
    Samsung Electronics Co., Ltd. GDR.........     52,509   31,372,488            0.7%
    SK Holdings Co., Ltd......................     64,669   15,116,455            0.4%
    SK Hynix, Inc.............................    705,494   18,880,589            0.4%
    Other Securities..........................             464,372,185           10.5%
                                                          ------------          ------
TOTAL SOUTH KOREA.............................             702,528,769           16.0%
                                                          ------------          ------

TAIWAN -- (14.3%)
#   Advanced Semiconductor Engineering, Inc... 13,107,929   15,132,511            0.4%
    Fubon Financial Holding Co., Ltd..........  8,611,233   13,918,518            0.3%
    Hon Hai Precision Industry Co., Ltd....... 15,085,867   40,099,117            0.9%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                          Percentage
                                                                Shares      Value++     of Net Assets**
                                                                ------      -------     ---------------
TAIWAN -- (Continued)
      Taiwan Semiconductor Manufacturing Co., Ltd............ 25,188,808 $  106,137,215            2.4%
#     Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
       ADR...................................................  1,672,158     36,720,590            0.8%
#     United Microelectronics Corp........................... 39,806,000     14,517,893            0.3%
      Other Securities.......................................               436,017,779            9.9%
                                                                         --------------          ------
TOTAL TAIWAN.................................................               662,543,623           15.0%
                                                                         --------------          ------

THAILAND -- (2.7%)
      Other Securities.......................................               122,614,666            2.8%
                                                                         --------------          ------

TURKEY -- (1.8%)
      Other Securities.......................................                83,447,887            1.9%
                                                                         --------------          ------
TOTAL COMMON STOCKS..........................................             4,304,198,016           97.7%
                                                                         --------------          ------

PREFERRED STOCKS -- (2.0%)
BRAZIL -- (1.9%)
      Banco Bradesco SA......................................  3,343,289     18,213,688            0.4%
      Itau Unibanco Holding SA...............................  4,198,270     28,833,771            0.7%
      Other Securities.......................................                38,228,983            0.9%
                                                                         --------------          ------
TOTAL BRAZIL.................................................                85,276,442            2.0%
                                                                         --------------          ------

CHILE -- (0.0%)
      Other Securities.......................................                   416,755            0.0%
                                                                         --------------          ------

COLOMBIA -- (0.1%)
      Other Securities.......................................                 4,405,111            0.1%
                                                                         --------------          ------
TOTAL PREFERRED STOCKS.......................................                90,098,308            2.1%
                                                                         --------------          ------

RIGHTS/WARRANTS -- (0.0%)
SOUTH KOREA -- (0.0%)
      Other Securities.......................................                    86,734            0.0%
                                                                         --------------          ------

THAILAND -- (0.0%)
      Other Securities.......................................                    94,316            0.0%
                                                                         --------------          ------
TOTAL RIGHTS/WARRANTS........................................                   181,050            0.0%
                                                                         --------------          ------

BONDS -- (0.0%)
INDIA -- (0.0%)
      Other Securities.......................................                    38,152            0.0%
                                                                         --------------          ------
TOTAL INVESTMENT SECURITIES..................................             4,394,515,526
                                                                         --------------

                                                                            Value+
                                                                            ------
SECURITIES LENDING COLLATERAL -- (5.0%)
(S)@  DFA Short Term Investment Fund......................... 20,193,192    233,635,232            5.3%
                                                                         --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,090,568,631)....................................              $4,628,150,758          105.1%
                                                                         ==============          ======

THE EMERGING MARKETS SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Brazil...................... $ 72,351,895 $  128,502,798   --    $  200,854,693
  Chile.......................   29,417,791     36,874,061   --        66,291,852
  China.......................  119,678,667    547,335,973   --       667,014,640
  Colombia....................   22,932,415             --   --        22,932,415
  Czech Republic..............           --      8,061,923   --         8,061,923
  Egypt.......................           --      5,936,662   --         5,936,662
  Greece......................           --     15,529,848   --        15,529,848
  Hungary.....................           --     12,756,313   --        12,756,313
  India.......................   36,809,493    499,992,564   --       536,802,057
  Indonesia...................    3,914,328    126,260,108   --       130,174,436
  Malaysia....................           --    182,083,175   --       182,083,175
  Mexico......................  262,786,277             --   --       262,786,277
  Peru........................    9,743,908             --   --         9,743,908
  Philippines.................    2,373,039     83,289,014   --        85,662,053
  Poland......................           --     79,130,660   --        79,130,660
  Russia......................    2,164,213     78,242,004   --        80,406,217
  South Africa................   47,016,645    319,879,297   --       366,895,942
  South Korea.................   21,125,090    681,403,679   --       702,528,769
  Taiwan......................   45,371,102    617,172,521   --       662,543,623
  Thailand....................  122,614,666             --   --       122,614,666
  Turkey......................      731,735     82,716,152   --        83,447,887
Preferred Stocks
  Brazil......................    8,075,458     77,200,984   --        85,276,442
  Chile.......................           --        416,755   --           416,755
  Colombia....................    4,405,111             --   --         4,405,111
Rights/Warrants
  South Korea.................           --         86,734   --            86,734
  Thailand....................           --         94,316   --            94,316
Bonds
  India.......................           --         38,152   --            38,152
Securities Lending Collateral.           --    233,635,232   --       233,635,232
                               ------------ --------------   --    --------------
TOTAL......................... $811,511,833 $3,816,638,925   --    $4,628,150,758
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                                        Percentage
                                                               Shares      Value++    of Net Assets**
                                                               ------      -------    ---------------
COMMON STOCKS -- (85.5%)
BRAZIL -- (5.3%)
    BR Malls Participacoes SA...............................   4,365,623 $ 12,667,039            0.3%
    CETIP SA - Mercados Organizados.........................     945,300    8,362,006            0.2%
    Equatorial Energia SA...................................   2,116,094   18,862,875            0.4%
    Estacio Participacoes SA................................   3,262,816   13,083,483            0.3%
    Multiplan Empreendimentos Imobiliarios SA...............   1,004,900   10,956,466            0.2%
    Sul America SA..........................................   2,719,051   13,340,635            0.3%
    Totvs SA................................................   1,252,487   11,096,760            0.2%
    Valid Solucoes e Servicos de Seguranca em Meios de
     Pagamento e Identificacao S.A..........................     812,887    9,228,230            0.2%
    Other Securities........................................              202,114,858            4.0%
                                                                         ------------           -----
TOTAL BRAZIL................................................              299,712,352            6.1%
                                                                         ------------           -----

CHILE -- (1.2%)
    Parque Arauco SA........................................   7,176,122   12,017,573            0.3%
    Vina Concha y Toro SA...................................   5,059,858    8,607,306            0.2%
    Other Securities........................................               48,148,087            0.9%
                                                                         ------------           -----
TOTAL CHILE.................................................               68,772,966            1.4%
                                                                         ------------           -----

CHINA -- (12.8%)
    Beijing Capital International Airport Co., Ltd. Class H.   9,730,000   10,401,993            0.2%
#   GCL-Poly Energy Holdings, Ltd...........................  57,432,000   11,936,202            0.3%
#   Geely Automobile Holdings, Ltd..........................  28,845,000   15,308,334            0.3%
    GOME Electrical Appliances Holding, Ltd.................  57,831,000   10,567,435            0.2%
    Semiconductor Manufacturing International Corp.......... 118,116,000   10,942,227            0.2%
    Shenzhen International Holdings, Ltd....................   6,618,751   10,085,178            0.2%
    Other Securities........................................              650,002,466           13.3%
                                                                         ------------           -----
TOTAL CHINA.................................................              719,243,835           14.7%
                                                                         ------------           -----

COLOMBIA -- (0.1%)
    Other Securities........................................                8,013,135            0.2%
                                                                         ------------           -----

GREECE -- (0.4%)
    Other Securities........................................               24,025,225            0.5%
                                                                         ------------           -----

HONG KONG -- (0.0%)
    Other Securities........................................                  153,052            0.0%
                                                                         ------------           -----

HUNGARY -- (0.0%)
    Other Securities........................................                   66,875            0.0%
                                                                         ------------           -----

INDIA -- (12.7%)
    Arvind, Ltd.............................................   1,986,900    8,423,181            0.2%
    Ashok Leyland, Ltd......................................   8,562,959   12,246,273            0.3%
    Crompton Greaves, Ltd...................................   3,403,119    9,041,818            0.2%
    MindTree, Ltd...........................................     369,188    8,860,991            0.2%
    Torrent Pharmaceuticals, Ltd............................     365,996    8,561,908            0.2%
    TVS Motor Co., Ltd......................................   2,128,314    8,649,681            0.2%
    Other Securities........................................              660,475,554           13.3%
                                                                         ------------           -----
TOTAL INDIA.................................................              716,259,406           14.6%
                                                                         ------------           -----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                      Percentage
                                                              Shares     Value++    of Net Assets**
                                                              ------     -------    ---------------
INDONESIA -- (2.4%)
    Other Securities........................................           $136,140,527            2.8%
                                                                       ------------           -----

ISRAEL -- (0.0%)
    Other Securities........................................                      3            0.0%
                                                                       ------------           -----

MALAYSIA -- (4.1%)
    Top Glove Corp. Bhd..................................... 4,640,460   10,249,436            0.2%
    Other Securities........................................            220,670,754            4.5%
                                                                       ------------           -----
TOTAL MALAYSIA..............................................            230,920,190            4.7%
                                                                       ------------           -----

MEXICO -- (4.0%)
#   Alsea S.A.B. de C.V..................................... 6,247,966   20,475,027            0.4%
#   Banregio Grupo Financiero S.A.B. de C.V................. 2,160,290   11,564,061            0.2%
    Bolsa Mexicana de Valores S.A.B. de C.V................. 5,064,811    8,462,918            0.2%
    Gentera S.A.B. de C.V................................... 5,740,334   10,543,882            0.2%
    Gruma S.A.B. de C.V. Class B............................   630,764    9,680,386            0.2%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V...... 2,295,436   11,789,996            0.3%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B. 2,116,469   19,089,198            0.4%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR......    77,098   11,930,144            0.3%
#   Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B..   560,664    8,688,734            0.2%
    Promotora y Operadora de Infraestructura S.A.B. de C.V..   860,979   10,824,656            0.2%
    Other Securities........................................            104,284,983            2.0%
                                                                       ------------           -----
TOTAL MEXICO................................................            227,333,985            4.6%
                                                                       ------------           -----

PHILIPPINES -- (1.6%)
    Other Securities........................................             87,592,060            1.8%
                                                                       ------------           -----

POLAND -- (1.9%)
    Asseco Poland SA........................................   656,782    9,694,556            0.2%
    Other Securities........................................             97,515,775            2.0%
                                                                       ------------           -----
TOTAL POLAND................................................            107,210,331            2.2%
                                                                       ------------           -----

SOUTH AFRICA -- (7.4%)
    AVI, Ltd................................................ 3,423,460   21,778,850            0.4%
    Barloworld, Ltd......................................... 2,216,736   12,507,021            0.3%
    Clicks Group, Ltd....................................... 2,757,159   20,110,337            0.4%
    Coronation Fund Managers, Ltd........................... 1,712,568    9,025,549            0.2%
    DataTec, Ltd............................................ 2,057,155    8,796,353            0.2%
    EOH Holdings, Ltd....................................... 1,117,136   12,335,864            0.3%
    Foschini Group, Ltd. (The).............................. 1,326,741   13,535,578            0.3%
    JSE, Ltd................................................   892,197    8,594,827            0.2%
    Pick n Pay Stores, Ltd.................................. 2,349,050   11,357,965            0.2%
#   Pioneer Foods Group, Ltd................................   585,511    8,388,455            0.2%
    PSG Group, Ltd..........................................   779,309   15,027,211            0.3%
    Sappi, Ltd.............................................. 5,914,259   23,337,101            0.5%
    Sibanye Gold, Ltd....................................... 5,404,425    9,026,607            0.2%
    Spar Group, Ltd. (The).................................. 1,734,010   24,890,644            0.5%
    Telkom SA SOC, Ltd...................................... 2,115,604   11,109,437            0.2%
    Other Securities........................................            205,833,838            4.1%
                                                                       ------------           -----
TOTAL SOUTH AFRICA..........................................            415,655,637            8.5%
                                                                       ------------           -----

SOUTH KOREA -- (13.0%)
#   Hanmi Pharm Co., Ltd....................................    21,759    9,813,411            0.2%
    Other Securities........................................            725,260,622           14.8%
                                                                       ------------           -----
TOTAL SOUTH KOREA...........................................            735,074,033           15.0%
                                                                       ------------           -----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                     Percentage
                                           Shares      Value++     of Net Assets**
                                           ------      -------     ---------------
TAIWAN -- (13.3%)
        Other Securities................            $  751,411,922           15.3%
                                                    --------------          ------

THAILAND -- (3.3%)
        Other Securities................               186,002,621            3.8%
                                                    --------------          ------

TURKEY -- (2.0%)
        Other Securities................               110,141,265            2.3%
                                                    --------------          ------
TOTAL COMMON STOCKS.....................             4,823,729,420           98.5%
                                                    --------------          ------

PREFERRED STOCKS -- (1.0%)
BRAZIL -- (1.0%)
        Other Securities................                57,198,535            1.2%
                                                    --------------          ------

CHILE -- (0.0%)
        Other Securities................                 1,718,458            0.0%
                                                    --------------          ------

COLOMBIA -- (0.0%)
        Other Securities................                 1,364,188            0.0%
                                                    --------------          ------
TOTAL PREFERRED STOCKS..................                60,281,181            1.2%
                                                    --------------          ------

RIGHTS/WARRANTS -- (0.0%)
CHINA -- (0.0%)
        Other Securities................                    11,029            0.0%
                                                    --------------          ------

HONG KONG -- (0.0%)
        Other Securities................                    14,800            0.0%
                                                    --------------          ------

MALAYSIA -- (0.0%)
        Other Securities................                   270,015            0.0%
                                                    --------------          ------

POLAND -- (0.0%)
        Other Securities................                        --            0.0%
                                                    --------------          ------

SOUTH AFRICA -- (0.0%)
        Other Securities................                     6,990            0.0%
                                                    --------------          ------

SOUTH KOREA -- (0.0%)
        Other Securities................                   196,769            0.0%
                                                    --------------          ------

TAIWAN -- (0.0%)
        Other Securities................                        --            0.0%
                                                    --------------          ------

THAILAND -- (0.0%)
        Other Securities................                    80,818            0.0%
                                                    --------------          ------
TOTAL RIGHTS/WARRANTS...................                   580,421            0.0%
                                                    --------------          ------
TOTAL INVESTMENT SECURITIES.............             4,884,591,022
                                                    --------------

                                                       Value+
                                             -         ------             -
SECURITIES LENDING COLLATERAL -- (13.5%)
(S)@    DFA Short Term Investment Fund.. 65,613,226    759,145,027           15.5%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,854,413,829)...............              $5,643,736,049          115.2%
                                                    ==============          ======

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Brazil...................... $  6,309,056 $  293,403,296   --    $  299,712,352
  Chile.......................    1,181,529     67,591,437   --        68,772,966
  China.......................    4,149,964    715,093,871   --       719,243,835
  Colombia....................    8,013,135             --   --         8,013,135
  Greece......................           --     24,025,225   --        24,025,225
  Hong Kong...................       85,103         67,949   --           153,052
  Hungary.....................           --         66,875   --            66,875
  India.......................    3,268,799    712,990,607   --       716,259,406
  Indonesia...................    1,885,745    134,254,782   --       136,140,527
  Israel......................           --              3   --                 3
  Malaysia....................           --    230,920,190   --       230,920,190
  Mexico......................  227,333,727            258   --       227,333,985
  Philippines.................           --     87,592,060   --        87,592,060
  Poland......................           --    107,210,331   --       107,210,331
  South Africa................    9,407,926    406,247,711   --       415,655,637
  South Korea.................    1,253,893    733,820,140   --       735,074,033
  Taiwan......................        5,748    751,406,174   --       751,411,922
  Thailand....................  185,128,553        874,068   --       186,002,621
  Turkey......................           --    110,141,265   --       110,141,265
Preferred Stocks
  Brazil......................       80,153     57,118,382   --        57,198,535
  Chile.......................           --      1,718,458   --         1,718,458
  Colombia....................    1,364,188             --   --         1,364,188
Rights/Warrants
  China.......................           --         11,029   --            11,029
  Hong Kong...................           --         14,800   --            14,800
  Malaysia....................           --        270,015   --           270,015
  Poland......................           --             --   --                --
  South Africa................           --          6,990   --             6,990
  South Korea.................           --        196,769   --           196,769
  Taiwan......................           --             --   --                --
  Thailand....................           --         80,818   --            80,818
Securities Lending Collateral.           --    759,145,027   --       759,145,027
                               ------------ --------------   --    --------------
TOTAL......................... $449,467,519 $5,194,268,530   --    $5,643,736,049
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                                          The Japanese   The Asia
                                                             The U.S. Large    The DFA       Small     Pacific Small
                                                               Cap Value    International   Company       Company
                                                                Series*     Value Series*   Series*       Series*
                                                             -------------- ------------- ------------ -------------
ASSETS:
Investments at Value (including $1,499,202, $418,689,
 $257,168 and $277,326 of securities on loan,
 respectively)..............................................  $19,083,301    $9,188,447    $2,615,760   $1,226,122
Temporary Cash Investments at Value & Cost..................        9,755            --            --           --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................      916,343       434,245       276,794      282,350
Foreign Currencies at Value.................................           --        12,800            74        1,272
Cash........................................................        9,912         2,677         1,047        2,067
Receivables:
  Investment Securities Sold................................           --        10,770         2,158          211
  Dividends, Interest and Tax Reclaims......................       27,939        27,006        14,430        1,517
  Securities Lending Income.................................          539           392           396          316
Unrealized Gain on Foreign Currency Contracts...............           --             7            --            3
                                                              -----------    ----------    ----------   ----------
     Total Assets...........................................   20,038,034     9,676,344     2,910,659    1,513,858
                                                              -----------    ----------    ----------   ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      916,343       434,245       276,794      282,350
  Investment Securities Purchased...........................       25,249        12,024         1,759        3,026
  Due to Advisor............................................        1,585         1,559           221          103
Unrealized Loss on Foreign Currency Contracts...............           --             1             2           --
Accrued Expenses and Other Liabilities......................          800           610           195          105
                                                              -----------    ----------    ----------   ----------
     Total Liabilities......................................      943,977       448,439       278,971      285,584
                                                              -----------    ----------    ----------   ----------
NET ASSETS..................................................  $19,094,057    $9,227,905    $2,631,688   $1,228,274
                                                              ===========    ==========    ==========   ==========
Investments at Cost.........................................  $13,435,978    $9,165,820    $2,406,131   $1,445,445
                                                              ===========    ==========    ==========   ==========
Foreign Currencies at Cost..................................  $        --    $   12,765    $       74   $    1,275
                                                              ===========    ==========    ==========   ==========

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
                            (Amounts in thousands)

                                                               The
                                              The United   Continental The Canadian
                                             Kingdom Small    Small       Small                     The Emerging
                                                Company      Company     Company     The Emerging   Markets Small
                                                Series       Series      Series*    Markets Series*  Cap Series*
                                             ------------- ----------- ------------ --------------- -------------
ASSETS:
Investments at Value (including $47,716,
 $291,731, $179,848, $377,198 and
 $1,018,169 of securities on loan,
 respectively)..............................  $2,072,857   $3,646,698    $621,407     $4,394,516     $4,884,591
Collateral from Securities on Loan Invested
 in Affiliate at Value & Cost...............      60,989      309,657     186,763        233,635        759,145
Foreign Currencies at Value.................       4,555        7,024         276          2,861          3,827
Cash........................................         184        4,436       1,019             --            900
Receivables:
  Investment Securities Sold................       2,554       10,288          --         32,225          4,730
  Dividends, Interest and Tax Reclaims......       5,617        2,413         635          2,332          3,353
  Securities Lending Income.................         146          896         211            779          2,929
Unrealized Gain on Foreign Currency
 Contracts..................................          --           22           2              2             --
                                              ----------   ----------    --------     ----------     ----------
     Total Assets...........................   2,146,902    3,981,434     810,313      4,666,350      5,659,475
                                              ----------   ----------    --------     ----------     ----------
LIABILITIES:
Payables:
  Due to Custodian..........................          --           --          --             58             --
  Upon Return of Securities Loaned..........      60,989      309,657     186,763        233,635        759,145
  Investment Securities Purchased...........       1,520       17,467         322          1,215            550
  Due to Advisor............................         177          308          54            379            834
  Line of Credit............................          --           --          --         26,899             --
  Futures Margin Variation..................          --           19          --             --             --
Unrealized Loss on Foreign Currency
 Contracts..................................          --            1          --             30              1
Accrued Expenses and Other Liabilities......         103          239          42            579            638
                                              ----------   ----------    --------     ----------     ----------
     Total Liabilities......................      62,789      327,691     187,181        262,795        761,168
                                              ----------   ----------    --------     ----------     ----------
NET ASSETS..................................  $2,084,113   $3,653,743    $623,132     $4,403,555     $4,898,307
                                              ==========   ==========    ========     ==========     ==========
Investments at Cost.........................  $1,568,470   $3,069,504    $988,802     $3,856,933     $5,095,269
                                              ==========   ==========    ========     ==========     ==========
Foreign Currencies at Cost..................  $    4,536   $    7,038    $    276     $    2,854     $    3,846
                                              ==========   ==========    ========     ==========     ==========

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                                                         The Japanese   The Asia
                                                                The U.S.      The DFA       Small     Pacific Small
                                                               Large Cap   International   Company       Company
                                                              Value Series Value Series     Series       Series
                                                              ------------ ------------- ------------ -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $23, $26,207,
   $4,631 and $1,080, respectively).......................... $   429,780   $   325,317    $ 41,882     $  52,670
  Income from Securities Lending.............................       4,643         9,274       4,601         3,945
                                                              -----------   -----------    --------     ---------
     Total Investment Income.................................     434,423       334,591      46,483        56,615
                                                              -----------   -----------    --------     ---------
Expenses
  Investment Advisory Services Fees..........................      18,802        18,962       2,561         1,317
  Accounting & Transfer Agent Fees...........................         947           488         133            77
  Custodian Fees.............................................         199           857         422           267
  Shareholders' Reports......................................          47            24           6             4
  Directors'/Trustees' Fees & Expenses.......................          92            46          12             7
  Professional Fees..........................................         350           252          48            26
  Other......................................................         262           155          41            28
                                                              -----------   -----------    --------     ---------
     Total Expenses..........................................      20,699        20,784       3,223         1,726
                                                              -----------   -----------    --------     ---------
  Fees Paid Indirectly (Note C)..............................          --           (19)         (4)           (2)
                                                              -----------   -----------    --------     ---------
  Net Expenses...............................................      20,699        20,765       3,219         1,724
                                                              -----------   -----------    --------     ---------
  Net Investment Income (Loss)...............................     413,724       313,826      43,264        54,891
                                                              -----------   -----------    --------     ---------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...............................     858,150       244,684      69,828       (15,143)
    Futures..................................................         (43)           --          --            --
    Foreign Currency Transactions............................          --        (5,879)     (1,869)         (913)
    In-Kind Redemptions......................................          --            --      27,130        18,027
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...............  (1,018,426)   (1,034,230)     85,013      (224,570)
    Translation of Foreign Currency Denominated Amounts......          --           654         382           (13)
                                                              -----------   -----------    --------     ---------
  Net Realized and Unrealized Gain (Loss)....................    (160,319)     (794,771)    180,484      (222,612)
                                                              -----------   -----------    --------     ---------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.................................................. $   253,405   $  (480,945)   $223,748     $(167,721)
                                                              ===========   ===========    ========     =========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

                                                    The United     The
                                                     Kingdom   Continental The Canadian              The Emerging
                                                      Small       Small       Small     The Emerging   Markets
                                                     Company     Company     Company      Markets     Small Cap
                                                      Series     Series       Series       Series       Series
                                                    ---------- ----------- ------------ ------------ ------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0,
   $11,182, $3,094, $14,586 and $14,338,
   respectively)...................................  $ 72,683   $ 76,800    $  18,127    $ 102,539    $ 115,180
  Income from Securities Lending...................     1,244     10,424        2,627        5,876       32,586
                                                     --------   --------    ---------    ---------    ---------
     Total Investment Income.......................    73,927     87,224       20,754      108,415      147,766
                                                     --------   --------    ---------    ---------    ---------
Expenses
  Investment Advisory Services Fees................     2,081      3,391          730        4,259       10,250
  Accounting & Transfer Agent Fees.................       110        181           38          226          269
  Custodian Fees...................................        91        549           55        1,963        2,748
  Shareholders' Reports............................         6         10            2           10           11
  Directors'/Trustees' Fees & Expenses.............        10         15            4           20           25
  Professional Fees................................        38        136           14          172          207
  Other............................................        36         65           11          105           82
                                                     --------   --------    ---------    ---------    ---------
     Total Expenses................................     2,372      4,347          854        6,755       13,592
                                                     --------   --------    ---------    ---------    ---------
  Fees Paid Indirectly (Note C)....................        --        (10)          (2)         (31)         (15)
                                                     --------   --------    ---------    ---------    ---------
  Net Expenses.....................................     2,372      4,337          852        6,724       13,577
                                                     --------   --------    ---------    ---------    ---------
  Net Investment Income (Loss).....................    71,555     82,887       19,902      101,691      134,189
                                                     --------   --------    ---------    ---------    ---------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.....................    82,685    115,635       (9,138)     (99,010)      49,962
    Futures........................................        --     (4,875)          --        2,478           --
    Foreign Currency Transactions..................       144     (1,002)         149       (2,204)      (4,548)
    In-Kind Redemptions............................    42,293     58,734        8,042           --           --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency......................................      (104)    55,052     (228,267)    (686,412)    (693,734)
    Futures........................................        --        (19)          --           --           --
    Translation of Foreign Currency Denominated
     Amounts.......................................        86        (57)          11          (95)        (241)
                                                     --------   --------    ---------    ---------    ---------
  Net Realized and Unrealized Gain (Loss)..........   125,104    223,468     (229,203)    (785,243)    (648,561)
                                                     --------   --------    ---------    ---------    ---------
Net Increase (Decrease) in Net Assets Resulting
 from Operations...................................  $196,659   $306,355    $(209,301)   $(683,552)   $(514,372)
                                                     ========   ========    =========    =========    =========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                          The U.S. Large Cap Value   The DFA International     The Japanese Small
                                                   Series                 Value Series           Company Series
                                          ------------------------  -----------------------  ----------------------
                                              Year         Year         Year        Year        Year        Year
                                             Ended        Ended        Ended       Ended       Ended       Ended
                                            Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                              2015         2014         2015        2014        2015        2014
                                          -----------  -----------  -----------  ----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)........... $   413,724  $   318,905  $   313,826  $  419,781  $   43,264  $   40,128
  Net Realized Gain (Loss) on:
    Investment Securities Sold*..........     858,150      755,725      244,684     173,096      69,828      97,004
    Futures..............................         (43)          --           --          --          --          --
    Foreign Currency Transactions........          --           --       (5,879)     (1,763)     (1,869)       (567)
    In-Kind Redemptions..................          --           --           --          --      27,130          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency............................  (1,018,426)   1,319,300   (1,034,230)   (672,491)     85,013     (82,784)
    Translation of Foreign Currency
     Denominated Amounts.................          --           --          654      (1,379)        382        (535)
                                          -----------  -----------  -----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations.........................     253,405    2,393,930     (480,945)    (82,756)    223,748      53,246
                                          -----------  -----------  -----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions..........................   1,769,181    1,721,914    1,070,207   1,022,273     102,092     296,221
  Withdrawals............................  (1,305,211)    (578,150)    (705,023)   (387,981)   (199,561)   (125,682)
                                          -----------  -----------  -----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest...........     463,970    1,143,764      365,184     634,292     (97,469)    170,539
                                          -----------  -----------  -----------  ----------  ----------  ----------
     Total Increase (Decrease) in
      Net Assets.........................     717,375    3,537,694     (115,761)    551,536     126,279     223,785
Net Assets
  Beginning of Year......................  18,376,682   14,838,988    9,343,666   8,792,130   2,505,409   2,281,624
                                          -----------  -----------  -----------  ----------  ----------  ----------
  End of Year............................ $19,094,057  $18,376,682  $ 9,227,905  $9,343,666  $2,631,688  $2,505,409
                                          ===========  ===========  ===========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           The Asia Pacific Small  The United Kingdom Small  The Continental Small
                                               Company Series          Company Series           Company Series
                                           ----------------------  ----------------------   ----------------------
                                              Year        Year        Year         Year        Year        Year
                                             Ended       Ended       Ended        Ended       Ended       Ended
                                            Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                              2015        2014        2015         2014        2015        2014
                                           ----------  ----------  ----------   ----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   54,891  $   55,094  $   71,555   $   62,544  $   82,887  $   81,827
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........    (15,143)        882      82,685      111,297     115,635     116,406
    Futures...............................         --          --          --           --      (4,875)     (1,000)
    Foreign Currency Transactions.........       (913)        (18)        144         (238)     (1,002)       (321)
    In-Kind Redemptions...................     18,027          --      42,293           --      58,734          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................   (224,570)   (101,865)       (104)    (148,584)     55,052    (269,561)
    Futures...............................         --          --          --           --         (19)         --
    Translation of Foreign Currency
     Denominated Amounts..................        (13)        (11)         86          (41)        (57)       (151)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................   (167,721)    (45,918)    196,659       24,978     306,355     (72,800)
                                           ----------  ----------  ----------   ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................    119,899     315,024      12,907       17,172     454,912     106,051
  Withdrawals.............................   (177,690)    (80,818)   (121,351)     (34,539)   (259,801)    (98,740)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............    (57,791)    234,206    (108,444)     (17,367)    195,111       7,311
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................   (225,512)    188,288      88,215        7,611     501,466     (65,489)
Net Assets
  Beginning of Year.......................  1,453,786   1,265,498   1,995,898    1,988,287   3,152,277   3,217,766
                                           ----------  ----------  ----------   ----------  ----------  ----------
  End of Year............................. $1,228,274  $1,453,786  $2,084,113   $1,995,898  $3,653,743  $3,152,277
                                           ==========  ==========  ==========   ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                            The Canadian Small   The Emerging Markets    The Emerging Markets
                                              Company Series            Series             Small Cap Series
                                           -------------------  ----------------------  ----------------------
                                              Year      Year       Year        Year        Year        Year
                                             Ended     Ended      Ended       Ended       Ended       Ended
                                            Oct. 31,  Oct. 31,   Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                              2015      2014       2015        2014        2015        2014
                                           ---------  --------  ----------  ----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $  19,902  $ 20,745  $  101,691  $   99,780  $  134,189  $  110,728
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........    (9,138)   (2,865)    (99,010)    (24,811)     49,962     101,054
    Futures...............................        --        --       2,478          --          --          --
    Foreign Currency Transactions.........       149        86      (2,204)       (653)     (4,548)       (980)
    In-Kind Redemptions...................     8,042        --          --          --          --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................  (228,267)  (64,673)   (686,412)     12,344    (693,734)     20,955
    Translation of Foreign Currency
     Denominated Amounts..................        11         5         (95)        (12)       (241)       (139)
                                           ---------  --------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................  (209,301)  (46,702)   (683,552)     86,648    (514,372)    231,618
                                           ---------  --------  ----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................    20,480   159,436   1,463,845     527,157     792,529     773,201
  Withdrawals.............................   (37,476)   (4,509)   (562,189)   (194,514)   (301,288)   (174,904)
                                           ---------  --------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............   (16,996)  154,927     901,656     332,643     491,241     598,297
                                           ---------  --------  ----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................  (226,297)  108,225     218,104     419,291     (23,131)    829,915
Net Assets
  Beginning of Year.......................   849,429   741,204   4,185,451   3,766,160   4,921,438   4,091,523
                                           ---------  --------  ----------  ----------  ----------  ----------
  End of Year............................. $ 623,132  $849,429  $4,403,555  $4,185,451  $4,898,307  $4,921,438
                                           =========  ========  ==========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $1,375, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                      The U.S. Large Cap Value Series
                                                      --------------------------------------------------------------
                                                          Year         Year         Year         Year        Year
                                                         Ended        Ended        Ended        Ended       Ended
                                                        Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,
                                                          2015         2014         2013         2012        2011
---------------------------------------------------------------------------------------------------------------------
Total Return.........................................        1.32%       15.67%       35.68%       18.31%       5.69%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $19,094,057  $18,376,682  $14,838,988  $10,589,152  $9,335,107
Ratio of Expenses to Average Net Assets..............        0.11%        0.11%        0.11%        0.12%       0.12%
Ratio of Net Investment Income to Average Net Assets.        2.20%        1.90%        1.98%        2.15%       1.79%
Portfolio Turnover Rate..............................          16%          15%          15%          10%         14%
---------------------------------------------------------------------------------------------------------------------

                                                                            The DFA International Value Series
                                                              ------------------------------------------------------------
                                                                  Year         Year        Year        Year         Year
                                                                 Ended        Ended       Ended       Ended        Ended
                                                                Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                                                  2015         2014        2013        2012         2011
----------------------------------------------------------------------------------------------------------------------------
Total Return.................................................      (5.35)%      (0.72)%      28.18%       3.17%      (8.04)%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $9,227,905   $9,343,666   $8,792,130  $7,238,249  $6,955,907
Ratio of Expenses to Average Net Assets......................       0.22%        0.22%        0.22%       0.24%       0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.22%        0.22%        0.22%       0.24%       0.23%
Ratio of Net Investment Income to Average Net Assets.........       3.31%        4.50%        3.20%       3.75%       3.47%
Portfolio Turnover Rate......................................         21%          17%          15%         14%          9%
----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                           The Japanese Small Company Series
                                                              ----------------------------------------------------------
                                                                 Year        Year        Year        Year        Year
                                                                Ended       Ended       Ended       Ended       Ended
                                                               Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                 2015        2014        2013        2012        2011
-------------------------------------------------------------------------------------------------------------------------
Total Return.................................................       9.04%       2.46%      30.62%       0.54%      10.07%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $2,631,688  $2,505,409  $2,281,624  $1,686,731  $1,502,815
Ratio of Expenses to Average Net Assets......................       0.13%       0.13%       0.14%       0.15%       0.14%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.13%       0.13%       0.14%       0.15%       0.14%
Ratio of Net Investment Income to Average Net Assets.........       1.69%       1.71%       1.87%       2.17%       2.07%
Portfolio Turnover Rate......................................          6%          9%         16%          7%          5%
-------------------------------------------------------------------------------------------------------------------------

                                                                         The Asia Pacific Small Company Series
                                                              ----------------------------------------------------------
                                                                  Year         Year        Year        Year        Year
                                                                 Ended        Ended       Ended       Ended       Ended
                                                                Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                  2015         2014        2013        2012        2011
--------------------------------------------------------------------------------------------------------------------------
Total Return.................................................     (11.83)%      (3.46)%      10.97%       7.48%    (5.15)%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $1,228,274   $1,453,786   $1,265,498  $1,003,860  $906,734
Ratio of Expenses to Average Net Assets......................       0.13%        0.13%        0.15%       0.16%     0.16%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.13%        0.13%        0.15%       0.16%     0.16%
Ratio of Net Investment Income to Average Net Assets.........       4.17%        3.96%        4.64%       4.26%     3.78%
Portfolio Turnover Rate......................................          7%           7%           9%         18%       17%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                        The United Kingdom Small Company Series
                                                              ----------------------------------------------------------
                                                                 Year        Year        Year        Year        Year
                                                                Ended       Ended       Ended       Ended       Ended
                                                               Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                 2015        2014        2013        2012        2011
-------------------------------------------------------------------------------------------------------------------------
Total Return.................................................       9.95%       1.22%      37.42%      23.41%       0.20%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $2,084,113  $1,995,898  $1,988,287  $1,464,838  $1,133,845
Ratio of Expenses to Average Net Assets......................       0.11%       0.11%       0.12%       0.13%       0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.11%       0.11%       0.12%       0.13%       0.13%
Ratio of Net Investment Income to Average Net Assets.........       3.44%       2.98%       3.29%       3.37%       3.76%
Portfolio Turnover Rate......................................         10%          8%         17%          6%          7%
-------------------------------------------------------------------------------------------------------------------------

                                                                          The Continental Small Company Series
                                                              -----------------------------------------------------------
                                                                 Year         Year        Year        Year         Year
                                                                Ended        Ended       Ended       Ended        Ended
                                                               Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                                                 2015         2014        2013        2012         2011
---------------------------------------------------------------------------------------------------------------------------
Total Return.................................................       9.81%      (2.25)%      43.67%       2.29%     (10.75)%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $3,653,743  $3,152,277   $3,217,766  $2,245,179  $2,001,763
Ratio of Expenses to Average Net Assets......................       0.13%       0.13%        0.14%       0.16%       0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.13%       0.13%        0.14%       0.16%       0.15%
Ratio of Net Investment Income to Average Net Assets.........       2.44%       2.40%        2.67%       3.15%       2.72%
Portfolio Turnover Rate......................................         14%         13%          13%          9%         10%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                       The Canadian Small Company Series
                                                              ---------------------------------------------------
                                                                 Year       Year      Year       Year      Year
                                                                Ended      Ended     Ended      Ended     Ended
                                                               Oct. 31,   Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31,
                                                                 2015       2014      2013       2012      2011
------------------------------------------------------------------------------------------------------------------
Total Return.................................................   (25.00)%    (3.83)%     5.71%    (2.51)%     0.27%
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $623,132   $849,429   $741,204  $689,086   $736,262
Ratio of Expenses to Average Net Assets......................     0.12%      0.12%      0.13%     0.15%      0.14%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................     0.12%      0.12%      0.13%     0.15%      0.14%
Ratio of Net Investment Income to Average Net Assets.........     2.73%      2.42%      2.99%     2.29%      1.72%
Portfolio Turnover Rate......................................       18%         5%        14%       22%        24%
------------------------------------------------------------------------------------------------------------------

                                                                               The Emerging Markets Series
                                                              -----------------------------------------------------------
                                                                  Year        Year        Year        Year         Year
                                                                 Ended       Ended       Ended       Ended        Ended
                                                                Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                                                  2015        2014        2013        2012         2011
---------------------------------------------------------------------------------------------------------------------------
Total Return.................................................     (14.86)%       1.74%       6.99%       4.55%      (6.44)%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $4,403,555   $4,185,451  $3,766,160  $2,913,307  $2,439,981
Ratio of Expenses to Average Net Assets......................       0.16%        0.15%       0.16%       0.20%       0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.16%        0.15%       0.16%       0.20%       0.20%
Ratio of Net Investment Income to Average Net Assets.........       2.39%        2.51%       2.38%       2.55%       2.48%
Portfolio Turnover Rate......................................          9%           5%          4%          5%         16%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                          The Emerging Markets Small Cap Series
                                                              -----------------------------------------------------------
                                                                  Year        Year        Year        Year         Year
                                                                 Ended       Ended       Ended       Ended        Ended
                                                                Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                                                  2015        2014        2013        2012         2011
---------------------------------------------------------------------------------------------------------------------------
Total Return.................................................      (9.42)%       5.60%       9.41%       7.19%     (12.94)%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $4,898,307   $4,921,438  $4,091,523  $2,953,350  $1,874,926
Ratio of Expenses to Average Net Assets......................       0.26%        0.26%       0.29%       0.36%       0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.27%        0.26%       0.29%       0.36%       0.33%
Ratio of Net Investment Income to Average Net Assets.........       2.62%        2.48%       2.37%       2.48%       2.32%
Portfolio Turnover Rate......................................         18%           9%         11%         13%         18%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, nine of which are included in this section of the report (collectively, the "Series"). The remaining operational portfolios are presented in separate reports.

   Domestic Equity Portfolio        International Equity Portfolios
   -------------------------        -------------------------------
   The U.S. Large Cap Value Series  The DFA International Value Series
                                    The Japanese Small Company Series
                                    The Asia Pacific Small Company Series
                                    The United Kingdom Small Company Series
                                    The Continental Small Company Series
                                    The Canadian Small Company Series
                                    The Emerging Markets Series
                                    The Emerging Markets Small Cap Series

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolio and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Series recognize transfers between the levels as of the end of the period. As of October 31, 2015, The Asia Pacific Small Company Series had significant transfers of securities with a total value of $17,780 (in thousands), that transferred from Level 1 to Level 2 because the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE, which resulted in their Level 2 classification.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Series. On May 8, 2015 and June 10, 2015 at a Special Joint Meeting of Shareholders, shareholders of the Series approved new investment management agreements, which became effective July 21, 2015, that provide a uniform agreement that increases transparency and better describes all of the services that the Advisor provides to each Series. The rate charged to each Series under the new investment management agreement for investment management services is equal to the rate charged under each Series' previous investment advisory agreement with the Advisor. For the year ended October 31, 2015, the Series' investment advisory services/management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 The U.S. Large Cap Value Series......... 0.10%
                 The DFA International Value Series...... 0.20%
                 The Japanese Small Company Series....... 0.10%
                 The Asia Pacific Small Company Series... 0.10%
                 The United Kingdom Small Company Series. 0.10%
                 The Continental Small Company Series.... 0.10%
                 The Canadian Small Company Series....... 0.10%
                 The Emerging Markets Series............. 0.10%
                 The Emerging Markets Small Cap Series... 0.20%

Earned Income Credit:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series' net assets. During the year ended October 31, 2015, expenses reduced were as follows (amounts in thousands):

                                                       Fees Paid
                                                       Indirectly
              -                                        ----------
              The DFA International Value Series......    $19
              The Japanese Small Company Series.......      4
              The Asia Pacific Small Company Series...      2
              The United Kingdom Small Company Series.     --
              The Continental Small Company Series....     10
              The Canadian Small Company Series.......      2
              The Emerging Markets Series.............     31
              The Emerging Markets Small Cap Series...     15

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2015, the total related amounts paid by the Trust to the CCO were $84 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2015, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                 The U.S. Large Cap Value Series......... $417
                 The DFA International Value Series......  293
                 The Japanese Small Company Series.......   66
                 The Asia Pacific Small Company Series...   35
                 The United Kingdom Small Company Series.   45
                 The Continental Small Company Series....   82
                 The Canadian Small Company Series.......   21
                 The Emerging Markets Series.............  108
                 The Emerging Markets Small Cap Series...   82

E. Purchases and Sales of Securities:

   For the year ended October 31, 2015, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                  Purchases    Sales
         -                                        ---------- ----------
         The U.S. Large Cap Value Series......... $4,001,677 $2,985,119
         The DFA International Value Series......  2,665,270  1,984,575
         The Japanese Small Company Series.......    198,581    159,333
         The Asia Pacific Small Company Series...    102,735     88,864
         The United Kingdom Small Company Series.    276,034    206,995
         The Continental Small Company Series....    867,842    463,002
         The Canadian Small Company Series.......    164,506    133,407
         The Emerging Markets Series.............  1,395,127    380,617
         The Emerging Markets Small Cap Series...  1,539,086    903,678

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                    Net
                                                                                 Unrealized
                                          Federal     Unrealized   Unrealized   Appreciation
                                          Tax Cost   Appreciation Depreciation (Depreciation)
-                                        ----------- ------------ ------------ --------------
The U.S. Large Cap Value Series......... $14,362,443  $6,266,359   $(163,399)    $6,102,960
The DFA International Value Series......   9,610,599   1,293,660    (600,495)       693,165
The Japanese Small Company Series.......   2,709,273     491,340    (286,920)       204,420
The Asia Pacific Small Company Series...   1,756,672     212,258    (316,853)      (104,595)
The United Kingdom Small Company Series.   1,644,221     677,996    (141,289)       536,707
The Continental Small Company Series....   3,384,646   1,044,611    (434,069)       610,542
The Canadian Small Company Series.......   1,178,046      63,334    (279,097)      (215,763)
The Emerging Markets Series.............   4,110,214   1,080,042    (266,689)       813,353
The Emerging Markets Small Cap Series...   5,902,664     891,995    (680,957)       211,038

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. Futures Contracts: The Series may enter into futures contracts and options on futures contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2015, the following Series had outstanding futures contracts (dollar amounts in thousands):

                                                       Expiration Number of  Contract Unrealized
                                    Description           Date    Contracts*  Value   Gain (Loss)
                               ----------------------- ---------- ---------- -------- -----------
The Continental Small Company
  Series...................... S&P 500 Emini Index(R)   12/18/15    1,165    $120,793    $(19)

* During the year ended October 31, 2015, The Continental Small Company Series' average notional contract amount of outstanding futures contracts was $10,068 (amount in thousands).

   The following is a summary of the location of derivatives on the Series' Statements of Assets and Liabilities as of October 31, 2015:

                                  Location on the Statements of
                                     Assets and Liabilities
                                ----------------------------------
              Derivative Type         Liability Derivatives
              ---------------   ----------------------------------
              Equity contracts  Payables: Futures Margin Variation

   The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of October 31, 2015 (amounts in thousands):

                                              Liability Derivatives Value
        -                                     ------------------------
                                                Total Value
                                                     at          Equity
                                              October 31, 2015  Contracts
        -                                     ----------------  ---------
        The Continental Small Company Series.       $(19)         $(19)*

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the year ended October 31, 2015 (amounts in thousands):

Derivative Type             Location of Gain (Loss) on Derivatives Recognized in Income
---------------             -----------------------------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions

Equity contracts            Net Realized Gain (Loss) on: Futures

                            Change in Unrealized Appreciation (Depreciation) of:
                              Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2015 (amounts in thousands):

                                               Realized Gain (Loss) on
                                             Derivatives Recognized in Income
                                             -------------------------------
                                                         Foreign
                                                        Exchange    Equity
                                              Total     Contracts  Contracts
                                              -------   ---------  ---------
      The U.S. Large Cap Value Series*...... $   (43)       --      $   (43)
      The DFA International Value Series....      14       $14           --
      The Continental Small Company Series..  (4,875)       --       (4,875)
      The Emerging Markets Series**.........   2,474        (4)       2,478
      The Emerging Markets Small Cap Series.       1         1           --

                                                 Change in Unrealized
                                             Appreciation (Depreciation) on
                                             Derivatives Recognized in Income
                                             -------------------------------
                                                         Foreign
                                                        Exchange    Equity
                                             Total      Contracts  Contracts
                                              -------   ---------  ---------
      The Continental Small Company Series.. $   (19)       --      $   (19)

* During the year ended October 31, 2015, the U.S. Large Cap Value Series' average notional contract amount of outstanding futures contracts was $7,052 (in thousands).

**As of October 31, 2015, there were no futures contracts outstanding. During the year ended October 31, 2015, the Series had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. A line of credit with similar terms was in effect through March 31, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 9, 2015. A line of credit with similar terms was in effect through January 8, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   For the year ended October 31, 2015, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                           Weighted      Weighted    Number of   Interest Maximum Amount
                                            Average      Average        Days     Expense  Borrowed During
                                         Interest Rate Loan Balance Outstanding* Incurred   the Period
                                         ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series.........     0.96%       $31,642         68        $60       $162,215
The DFA International Value Series......     0.87%         7,575         44          8         54,121
The Japanese Small Company Series.......     0.87%         5,552         10          1         17,597
The Asia Pacific Small Company Series...     0.86%         2,621         26          2         10,948
The United Kingdom Small Company Series.     0.85%         4,186         11          1         23,419
The Continental Small Company Series....     0.86%           247          7         --            630
The Emerging Markets Series.............     0.92%        16,820         30         12         73,594
The Emerging Markets Small Cap Series...     0.87%         7,134         28          5         21,081

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2015, that each Series' available line of credit was utilized.

   As of October 31, 2015, The Emerging Markets Series had a loan outstanding in the amount of $26,898 (in thousands).

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Series did not utilize the interfund lending program during the year ended October 31, 2015.

I. Affiliated Trades:

   Cross trades for the year ended October 31, 2015, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2015, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

           Portfolio                              Purchases  Sales
           ---------                              --------- --------
           The U.S. Large Cap Value Series....... $202,520  $158,986
           The Canadian Small Company Series.....   11,242       211
           The Continental Small Company Series..   39,639    27,329
           The Emerging Markets Series...........       92     2,682
           The Asia Pacific Small Company Series.   10,200        48
           The Japanese Small Company Series.....    4,576       365
           The Emerging Markets Small Cap Series.      112     2,660
           The DFA International Value Series....   13,246    27,621

J. Securities Lending:

   As of October 31, 2015, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. In addition, the following Series received non-cash collateral consisting of short and/or long term U.S. government securities (amounts in thousands):

                                                        Market
                                                        Value
                                                       --------
                The U.S. Large Cap Value Series....... $583,516
                The DFA International Value Series....    3,425
                The Japanese Small Company Series.....    8,228
                The Asia Pacific Small Company Series.   17,196
                The Canadian Small Company Series.....    3,527
                The Emerging Markets Series...........  168,133
                The Emerging Markets Small Cap Series.  341,796

   Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. In-Kind Redemptions:

   In accordance with guidelines described in the Series' registration statement, the Series may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, a Series recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceed the cost of those securities and a loss on in-kind redemptions to the extent the cost of the distributed securities on the date of redemption exceeds the value of those securities. Gains and losses realized on in-kind redemptions generally are not recognized for tax purposes.

   During the year ended October 31, 2015, the Series realized net gains (losses) on in-kind redemptions as follows:

                The Japanese Small Company Series....... $27,130
                The Asia Pacific Small Company Series...  18,027
                The United Kingdom Small Company Series.  42,293
                The Continental Small Company Series....  58,734
                The Canadian Small Company Series.......   8,042

M. Other:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value.
Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

N. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and
Shareholders of the Series, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at October 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodians, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2015

                      RESULTS OF THE SHAREHOLDER MEETING

                                  (Unaudited)

On May 8, 2015 and June 10, 2015, The DFA Investment Trust Company ("DFAITC") held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DFAITC and the Series, including, among other items, the election of Trustees, the approval of an updated investment management agreement, and the amendment of certain fundamental investment limitations. The shareholders of the Series approved each of the applicable proposals for DFAITC and the Series presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by each Series. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DFAITC

Proposal 1: Election of Directors/Trustees*

                                            % Voted % FOR             % Voted  % WITHHOLD
                                   FOR        FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ------------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 3,799,690,199 99.00%  99.00% 38,401,017  1.00%     1.00%
(b) George M. Constantinides. 3,805,482,510 99.15%  99.15% 32,608,707  0.85%     0.85%
(c) John P. Gould............ 3,805,511,230 99.15%  99.15% 32,579,986  0.85%     0.85%
(d) Roger G. Ibbotson........ 3,805,697,022 99.16%  99.16% 32,394,194  0.84%     0.84%
(e) Edward P. Lazear......... 3,803,361,554 99.10%  99.10% 34,729,663  0.90%     0.90%
(f) Eduardo A. Repetto....... 3,805,386,852 99.15%  99.15% 32,704,365  0.85%     0.85%
(g) Myron S. Scholes......... 3,804,518,074 99.13%  99.13% 33,573,142  0.87%     0.87%
(h) Abbie J. Smith........... 3,799,720,532 99.00%  99.00% 38,370,685  1.00%     1.00%

*  Results are for all Series within DFAITC

The Asia Pacific Small Company Series

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 37,825,591 99.09%  99.09% 345,511   0.91%     0.91%
(b) George M. Constantinides. 37,884,069 99.25%  99.25% 287,033   0.75%     0.75%
(c) John P. Gould............ 37,861,311 99.19%  99.19% 309,791   0.81%     0.81%
(d) Roger G. Ibbotson........ 37,884,385 99.25%  99.25% 286,717   0.75%     0.75%
(e) Edward P. Lazear......... 37,780,396 98.98%  98.98% 390,706   1.02%     1.02%
(f) Eduardo A. Repetto....... 37,885,052 99.25%  99.25% 286,050   0.75%     0.75%
(g) Myron S. Scholes......... 37,862,827 99.19%  99.19% 308,275   0.81%     0.81%
(h) Abbie J. Smith........... 37,754,855 98.91%  98.91% 416,247   1.09%     1.09%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
37,709,554  98.79%  98.79% 173,360  0.45%    0.45%   288,189  0.75%    0.75%      0      0.00%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
37,771,298  98.95%  98.95% 122,158  0.32%    0.32%   277,646  0.73%    0.73%      0      0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- -------- --------
35,989,596  94.28%  94.28% 314,133  0.82%    0.82%   1,867,373  4.89%    4.89%      0      0.00%

The Canadian Small Company Series

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 74,114,863 99.09%  99.09% 676,990   0.91%     0.91%
(b) George M. Constantinides. 74,229,444 99.25%  99.25% 562,409   0.75%     0.75%
(c) John P. Gould............ 74,184,852 99.19%  99.19% 607,001   0.81%     0.81%
(d) Roger G. Ibbotson........ 74,230,063 99.25%  99.25% 561,790   0.75%     0.75%
(e) Edward P. Lazear......... 74,026,309 98.98%  98.98% 765,544   1.02%     1.02%
(f) Eduardo A. Repetto....... 74,231,370 99.25%  99.25% 560,483   0.75%     0.75%
(g) Myron S. Scholes......... 74,187,823 99.19%  99.19% 604,030   0.81%     0.81%
(h) Abbie J. Smith........... 73,976,265 98.91%  98.91% 815,588   1.09%     1.09%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
74,008,482  98.95%  98.95% 239,355  0.32%    0.32%   544,016  0.73%    0.73%      0      0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- -------- --------
70,517,448  94.28%  94.28% 615,506  0.82%    0.82%   3,658,897  4.89%    4.89%      0      0.00%

The Continental Small Company Series

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 49,825,575 99.60%  99.60% 200,693   0.40%     0.40%
(b) George M. Constantinides. 49,714,697 99.38%  99.38% 311,571   0.62%     0.62%
(c) John P. Gould............ 49,825,575 99.60%  99.60% 200,693   0.40%     0.40%
(d) Roger G. Ibbotson........ 49,825,575 99.60%  99.60% 200,693   0.40%     0.40%
(e) Edward P. Lazear......... 49,752,736 99.45%  99.45% 273,532   0.55%     0.55%
(f) Eduardo A. Repetto....... 49,656,864 99.26%  99.26% 369,404   0.74%     0.74%
(g) Myron S. Scholes......... 49,825,575 99.60%  99.60% 200,693   0.40%     0.40%
(h) Abbie J. Smith........... 49,840,567 99.63%  99.63% 185,701   0.37%     0.37%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
49,716,647  99.38%  99.38% 177,160  0.35%    0.35%   132,461  0.26%    0.26%      0      0.00%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
49,818,048  99.58%  99.58% 75,760   0.15%    0.15%   132,461  0.26%    0.26%      0      0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
49,685,627  99.32%  99.32% 99,864   0.20%    0.20%   240,777  0.48%    0.48%      0      0.00%

The DFA International Value Series

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR             % Voted  % WITHHOLD
                                  FOR       FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 453,108,126 98.04%  98.04%  9,076,149  1.96%     1.96%
(b) George M. Constantinides. 453,092,853 98.03%  98.03%  9,091,422  1.97%     1.97%
(c) John P. Gould............ 453,054,483 98.02%  98.02%  9,129,792  1.98%     1.98%
(d) Roger G. Ibbotson........ 453,258,273 98.07%  98.07%  8,926,002  1.93%     1.93%
(e) Edward P. Lazear......... 452,856,321 97.98%  97.98%  9,327,954  2.02%     2.02%
(f) Eduardo A. Repetto....... 453,239,258 98.06%  98.06%  8,945,017  1.94%     1.94%
(g) Myron S. Scholes......... 452,508,790 97.91%  97.91%  9,675,485  2.09%     2.09%
(h) Abbie J. Smith........... 451,301,977 97.65%  97.65% 10,882,298  2.35%     2.35%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR            % Voted % AGAINST            % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ --------- ------- --------- ---------- ------- --------- -------- --------
446,738,866  96.66%  96.66% 3,751,643  0.81%    0.81%   11,693,766  2.53%    2.53%      0      0.00%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- -------- --------
451,111,642  97.60%  97.60% 3,045,299  0.66%    0.66%   8,027,334  1.74%    1.74%      0      0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST           % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ --------- ------- --------- --------- ------- --------- -------- --------
450,666,784  97.51%  97.51% 3,477,535  0.75%    0.75%   8,039,955  1.74%    1.74%      0      0.00%

The Emerging Markets Series

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR            % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ---------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 87,739,395 98.78%  98.78% 1,079,518  1.22%     1.22%
(b) George M. Constantinides. 87,783,464 98.83%  98.83% 1,035,449  1.17%     1.17%
(c) John P. Gould............ 87,769,909 98.82%  98.82% 1,049,004  1.18%     1.18%
(d) Roger G. Ibbotson........ 87,791,579 98.84%  98.84% 1,027,334  1.16%     1.16%
(e) Edward P. Lazear......... 87,789,929 98.84%  98.84% 1,028,984  1.16%     1.16%
(f) Eduardo A. Repetto....... 87,796,912 98.85%  98.85% 1,022,001  1.15%     1.15%
(g) Myron S. Scholes......... 87,705,313 98.75%  98.75% 1,113,600  1.25%     1.25%
(h) Abbie J. Smith........... 85,316,269 96.06%  96.06% 3,502,644  3.94%     3.94%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- -------- --------
86,745,802  97.67%  97.67% 423,439  0.48%    0.48%   1,649,672  1.86%    1.86%      0      0.00%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- -------- --------
86,818,736  97.75%  97.75% 361,262  0.41%    0.41%   1,638,915  1.85%    1.85%      0      0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST           % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN  ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- --------- ------- --------- -------- --------
86,581,315  97.48%  97.48% 589,368  0.66%    0.66%   1,648,230  1.86%    1.86%      0      0.00%

The Emerging Markets Small Cap Series

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 86,064,678 99.33%  99.33% 584,535   0.67%     0.67%
(b) George M. Constantinides. 86,156,588 99.43%  99.43% 492,625   0.57%     0.57%
(c) John P. Gould............ 86,153,304 99.43%  99.43% 495,909   0.57%     0.57%
(d) Roger G. Ibbotson........ 86,160,010 99.44%  99.44% 489,203   0.56%     0.56%
(e) Edward P. Lazear......... 86,164,175 99.44%  99.44% 485,038   0.56%     0.56%
(f) Eduardo A. Repetto....... 86,156,406 99.43%  99.43% 492,807   0.57%     0.57%
(g) Myron S. Scholes......... 85,967,163 99.21%  99.21% 682,050   0.79%     0.79%
(h) Abbie J. Smith........... 86,048,153 99.31%  99.31% 601,060   0.69%     0.69%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR            % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S  AGAINST  AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ --------- ------- --------- ------- ------- --------- -------- --------
80,880,220  93.34%  93.34% 5,436,765  6.27%    6.27%   332,228  0.38%    0.38%      0      0.00%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR            % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S  AGAINST  AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ --------- ------- --------- ------- ------- --------- -------- --------
81,015,334  93.50%  93.50% 5,302,501  6.12%    6.12%   331,378  0.38%    0.38%      0      0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR            % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S  AGAINST  AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ --------- ------- --------- ------- ------- --------- -------- --------
79,459,175  91.70%  91.70% 6,851,692  7.91%    7.91%   338,346  0.39%    0.39%      0      0.00%

The Japanese Small Company Series

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR            % Voted  % WITHHOLD
                                  FOR       FOR   of O/S WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ --------- -------- ----------
(a) David G. Booth........... 193,237,882 97.35%  97.35% 5,252,567  2.65%     2.65%
(b) George M. Constantinides. 198,429,120 99.97%  99.97%    61,329  0.03%     0.03%
(c) John P. Gould............ 198,429,120 99.97%  99.97%    61,329  0.03%     0.03%
(d) Roger G. Ibbotson........ 198,429,120 99.97%  99.97%    61,329  0.03%     0.03%
(e) Edward P. Lazear......... 198,328,109 99.92%  99.92%   162,340  0.08%     0.08%
(f) Eduardo A. Repetto....... 198,328,109 99.92%  99.92%   162,340  0.08%     0.08%
(g) Myron S. Scholes......... 198,429,120 99.97%  99.97%    61,329  0.03%     0.03%
(h) Abbie J. Smith........... 198,429,120 99.97%  99.97%    61,329  0.03%     0.03%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
198,276,661  99.89%  99.89% 161,294  0.08%    0.08%   52,494   0.03%    0.03%      0      0.00%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
198,399,694  99.95%  99.95% 47,095   0.02%    0.02%   43,660   0.02%    0.02%      0      0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
198,275,868  99.89%  99.89% 85,473   0.04%    0.04%   129,108  0.07%    0.07%      0      0.00%

The U.S. Large Cap Value Series

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR             % Voted  % WITHHOLD
                                  FOR       FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 503,434,059 96.62%  96.62% 17,618,695  3.38%     3.38%
(b) George M. Constantinides. 503,597,746 96.65%  96.65% 17,455,008  3.35%     3.35%
(c) John P. Gould............ 503,629,830 96.66%  96.66% 17,422,924  3.34%     3.34%
(d) Roger G. Ibbotson........ 503,593,033 96.65%  96.65% 17,459,721  3.35%     3.35%
(e) Edward P. Lazear......... 503,745,656 96.68%  96.68% 17,307,098  3.32%     3.32%
(f) Eduardo A. Repetto....... 503,700,147 96.67%  96.67% 17,352,607  3.33%     3.33%
(g) Myron S. Scholes......... 503,511,500 96.63%  96.63% 17,541,254  3.37%     3.37%
(h) Abbie J. Smith........... 502,444,591 96.43%  96.43% 18,608,163  3.57%     3.57%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR            % Voted % AGAINST            % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ --------- ------- --------- ---------- ------- --------- -------- --------
499,168,394  95.80%  95.80% 3,282,049  0.63%    0.63%   18,602,311  3.57%    3.57%      0      0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR            % Voted % AGAINST            % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST  AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ --------- ------- --------- ---------- ------- --------- -------- --------
490,697,537  94.17%  94.17% 5,690,048  1.09%    1.09%   24,665,169  4.73%    4.73%      0      0.00%

The United Kingdom Small Company Series

Proposal 1: Election of Directors/Trustees

                                         % Voted % FOR           % Voted  % WITHHOLD
                                 FOR       FOR   of O/S WITHHOLD WITHHOLD   of O/S
                              ---------- ------- ------ -------- -------- ----------
(a) David G. Booth........... 32,561,746 99.72%  99.72%  90,487   0.28%     0.28%
(b) George M. Constantinides. 32,561,746 99.72%  99.72%  90,487   0.28%     0.28%
(c) John P. Gould............ 32,561,746 99.72%  99.72%  90,487   0.28%     0.28%
(d) Roger G. Ibbotson........ 32,561,746 99.72%  99.72%  90,487   0.28%     0.28%
(e) Edward P. Lazear......... 32,446,368 99.37%  99.37% 205,865   0.63%     0.63%
(f) Eduardo A. Repetto....... 32,488,097 99.50%  99.50% 164,136   0.50%     0.50%
(g) Myron S. Scholes......... 32,561,746 99.72%  99.72%  90,487   0.28%     0.28%
(h) Abbie J. Smith........... 32,561,746 99.72%  99.72%  90,487   0.28%     0.28%

Proposal 2: Approval of a "Manager of Managers" Structure

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
32,393,955  99.21%  99.21% 228,811  0.70%    0.70%   29,468   0.09%    0.09%      0      0.00%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
32,581,959  99.78%  99.78% 40,807   0.12%    0.12%   29,467   0.09%    0.09%      0      0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

            % Voted % FOR          % Voted % AGAINST         % Voted % ABSTAIN  Broker  % Broker
FOR           FOR   of O/S AGAINST AGAINST  of O/S   ABSTAIN ABSTAIN  of O/S   Non-Vote Non-Vote
---         ------- ------ ------- ------- --------- ------- ------- --------- -------- --------
32,364,627  99.12%  99.12% 60,545   0.19%    0.19%   227,061  0.70%    0.70%      0      0.00%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DIMENSIONAL EMERGING MARKETS VALUE FUND VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
October 31, 2005-October 31, 2015

                                    [CHART]


                  Dimensional Emerging      MSCI Emerging Markets
                   Markets Value Fund       Index (net dividends)
                 --------------------       --------------------
10/1/2005               $10,000                    $10,000
11/1/2005                10,742                     10,827
12/1/2005                11,420                     11,467
 1/1/2006                12,517                     12,748
 2/1/2006                12,568                     12,733
 3/1/2006                12,998                     12,845
 4/1/2006                14,133                     13,760
 5/1/2006                12,609                     12,318
 6/1/2006                12,497                     12,288
 7/1/2006                12,798                     12,461
 8/1/2006                13,031                     12,779
 9/1/2006                13,301                     12,885
10/1/2006                14,229                     13,497
11/1/2006                15,273                     14,500
12/1/2006                15,814                     15,153
 1/1/2007                16,063                     14,993
 2/1/2007                16,159                     14,904
 3/1/2007                17,006                     15,496
 4/1/2007                18,367                     16,231
 5/1/2007                19,769                     17,019
 6/1/2007                20,337                     17,816
 7/1/2007                21,307                     18,756
 8/1/2007                20,627                     18,358
 9/1/2007                22,489                     20,385
10/1/2007                24,965                     22,659
11/1/2007                23,153                     21,052
12/1/2007                23,124                     21,126
 1/1/2008                20,831                     18,490
 2/1/2008                21,669                     19,855
 3/1/2008                20,945                     18,804
 4/1/2008                22,567                     20,330
 5/1/2008                22,769                     20,707
 6/1/2008                20,128                     18,641
 7/1/2008                19,739                     17,938
 8/1/2008                18,057                     16,506
 9/1/2008                14,944                     13,617
10/1/2008                10,308                      9,890
11/1/2008                 9,530                      9,146
12/1/2008                10,706                      9,859
 1/1/2009                 9,744                      9,222
 2/1/2009                 8,916                      8,702
 3/1/2009                10,463                      9,953
 4/1/2009                12,522                     11,609
 5/1/2009                15,347                     13,593
 6/1/2009                15,161                     13,409
 7/1/2009                17,201                     14,917
 8/1/2009                17,337                     14,864
 9/1/2009                18,942                     16,213
10/1/2009                18,497                     16,233
11/1/2009                19,684                     16,930
12/1/2009                20,667                     17,599
 1/1/2010                19,497                     16,618
 2/1/2010                19,655                     16,676
 3/1/2010                21,388                     18,022
 4/1/2010                21,534                     18,241
 5/1/2010                19,287                     16,636
 6/1/2010                19,408                     16,514
 7/1/2010                21,214                     17,889
 8/1/2010                20,833                     17,542
 9/1/2010                23,343                     19,491
10/1/2010                24,149                     20,057
11/1/2010                23,376                     19,528
12/1/2010                25,327                     20,921
 1/1/2011                24,538                     20,354
 2/1/2011                24,141                     20,164
 3/1/2011                25,534                     21,349
 4/1/2011                26,453                     22,012
 5/1/2011                25,453                     21,434
 6/1/2011                24,934                     21,104
 7/1/2011                24,736                     21,011
 8/1/2011                22,234                     19,133
 9/1/2011                18,250                     16,344
10/1/2011                20,655                     18,508
11/1/2011                19,615                     17,275
12/1/2011                18,918                     17,067
 1/1/2012                21,550                     19,003
 2/1/2012                22,866                     20,141
 3/1/2012                21,890                     19,468
 4/1/2012                21,186                     19,236
 5/1/2012                18,846                     17,079
 6/1/2012                19,704                     17,738
 7/1/2012                19,586                     18,084
 8/1/2012                19,866                     18,024
 9/1/2012                21,149                     19,111
10/1/2012                20,882                     18,995
11/1/2012                21,121                     19,236
12/1/2012                22,667                     20,177
 1/1/2013                23,040                     20,455
 2/1/2013                22,663                     20,198
 3/1/2013                22,477                     19,850
 4/1/2013                22,679                     20,000
 5/1/2013                22,040                     19,487
 6/1/2013                20,190                     18,246
 7/1/2013                20,590                     18,437
 8/1/2013                20,161                     18,120
 9/1/2013                21,655                     19,298
10/1/2013                22,643                     20,236
11/1/2013                22,109                     19,940
12/1/2013                21,894                     19,652
 1/1/2014                20,372                     18,376
 2/1/2014                20,829                     18,984
 3/1/2014                21,765                     19,567
 4/1/2014                21,914                     19,633
 5/1/2014                22,813                     20,318
 6/1/2014                23,416                     20,858
 7/1/2014                23,866                     21,261
 8/1/2014                24,404                     21,740
 9/1/2014                22,416                     20,129
10/1/2014                22,396                     20,366
11/1/2014                22,032                     20,151
12/1/2014                21,016                     19,222
 1/1/2015                20,850                     19,337
 2/1/2015                21,599                     19,936
 3/1/2015                20,999                     19,652
 4/1/2015                23,088                     21,164
 5/1/2015                22,068                     20,316
 6/1/2015                21,376                     19,789
 7/1/2015                19,671                     18,417
 8/1/2015                17,890                     16,751           Past performance is not predictive of
 9/1/2015                17,299                     16,247           future performance.
10/1/2015                18,376                     17,406           The returns shown do not reflect the
                                                                     deduction of taxes that a shareholder
         Average Annual        One        Five        Ten            would pay on fund distributions or the
         Total Return          Year       Years      Years           redemption of fund shares.
         ------------------------------------------------------      MSCI data copyright MSCI 2015, all
                              -17.95%     -5.32%     6.27%           rights reserved.

--------------------------------------------------------------------------------

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      MANAGEMENT DISCUSSION AND ANALYSIS
                                  (Unaudited)


 International Equity Market Review          12 Months Ended October 31, 2015

   Emerging markets had weaker performance over the period than non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks outperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2015
                       --------------------------------

                                                Return in U.S. Dollars
         -                                      ----------------------
         MSCI Emerging Markets Index...........         -14.53%
         MSCI Emerging Markets Small Cap Index.          -8.61%
         MSCI Emerging Markets Value Index.....         -17.62%
         MSCI Emerging Markets Growth Index....         -11.50%

   During the period, the U.S. dollar (USD) appreciated against most emerging markets currencies, decreasing USD-denominated returns in emerging markets.

                      12 Months Ended October 31, 2015
                       --------------------------------

Ten Largest Emerging Markets by Market Cap  Local Return Return in U.S. Dollars
------------------------------------------  ------------ ----------------------
              China........................     -0.76%            -0.70%
              Korea........................     -0.03%            -6.28%
              Taiwan.......................     -2.50%            -8.65%
              India........................     -2.15%            -8.06%
              South Africa.................      7.82%           -13.73%
              Brazil.......................    -15.36%           -45.97%
              Mexico.......................      0.26%           -18.22%
              Russia.......................      8.87%           -20.92%
              Malaysia.....................     -8.60%           -30.02%
              Indonesia....................    -12.35%           -22.61%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2015, all rights reserved.

Dimensional Emerging Markets Value Fund

   The Dimensional Emerging Markets Value Fund is designed to capture the returns of value stocks of large and small companies in selected emerging markets. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2015, the Fund held approximately 2,300 securities across 19 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Fund's assets.

   For the 12 months ended October 31, 2015, total returns were -17.95% for the Fund and -14.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Fund's diversified investment approach, performance was generally determined by broad trends in emerging markets rather than the behavior of a limited number of stocks. The Fund invests primarily in value stocks while the Index is neutral with regard to value or growth stocks. Emerging markets value stocks generally underperformed during the period, which was the primary driver of the Fund's relative underperformance.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               Six Months Ended October 31, 2015
EXPENSE TABLES
                                         Beginning  Ending              Expenses
                                          Account  Account   Annualized   Paid
                                           Value    Value     Expense    During
                                         05/01/15  10/31/15    Ratio*   Period*
                                         --------- --------- ---------- --------
Dimensional Emerging Markets Value Fund
---------------------------------------
Actual Fund Return...................... $1,000.00 $  795.90    0.15%    $0.68
Hypothetical 5% Annual Return........... $1,000.00 $1,024.45    0.15%    $0.77

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on September 29, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                    Dimensional Emerging Markets Value Fund
              Consumer Discretionary.......................   8.8%
              Consumer Staples.............................   5.4%
              Energy.......................................  11.9%
              Financials...................................  33.9%
              Health Care..................................   0.5%
              Industrials..................................  11.9%
              Information Technology.......................   8.1%
              Materials....................................  15.6%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   1.7%
              Utilities....................................   2.2%
                                                            -----
                                                            100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2015

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------
COMMON STOCKS -- (90.4%)
BRAZIL -- (4.3%)
    BM&FBovespa SA......................................  27,909,603 $   82,522,759            0.6%
#*  Petroleo Brasileiro SA Sponsored ADR................  21,223,195    103,569,192            0.7%
    Vale SA Sponsored ADR...............................  19,427,065     84,702,003            0.6%
    Other Securities....................................                426,443,780            2.7%
                                                                     --------------           -----
TOTAL BRAZIL............................................                697,237,734            4.6%
                                                                     --------------           -----

CHILE -- (1.5%)
    Enersis SA Sponsored ADR............................   5,571,144     73,817,658            0.5%
    Other Securities....................................                164,305,871            1.1%
                                                                     --------------           -----
TOTAL CHILE.............................................                238,123,529            1.6%
                                                                     --------------           -----

CHINA -- (14.0%)
    Agricultural Bank of China, Ltd. Class H............ 199,469,000     81,821,460            0.6%
    Bank of China, Ltd. Class H......................... 579,431,817    273,237,620            1.8%
    China Construction Bank Corp. Class H............... 567,119,101    411,022,909            2.7%
    China Petroleum & Chemical Corp. ADR................   1,111,578     80,122,528            0.5%
#   China Unicom Hong Kong, Ltd. ADR....................   7,257,121     89,117,446            0.6%
    Industrial & Commercial Bank of China, Ltd. Class H. 315,696,996    200,248,210            1.3%
    Other Securities....................................              1,129,151,994            7.5%
                                                                     --------------           -----
TOTAL CHINA.............................................              2,264,722,167           15.0%
                                                                     --------------           -----

COLOMBIA -- (0.2%)
    Other Securities....................................                 27,307,607            0.2%
                                                                     --------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................                 39,873,421            0.3%
                                                                     --------------           -----

GREECE -- (0.1%)
    Other Securities....................................                 11,242,260            0.1%
                                                                     --------------           -----

HUNGARY -- (0.5%)
    OTP Bank P.L.C......................................   3,475,169     67,250,529            0.4%
    Other Securities....................................                 10,499,068            0.1%
                                                                     --------------           -----
TOTAL HUNGARY...........................................                 77,749,597            0.5%
                                                                     --------------           -----

INDIA -- (10.5%)
    ICICI Bank, Ltd. Sponsored ADR......................  16,722,630    144,149,070            1.0%
    Reliance Industries, Ltd............................  20,856,155    301,676,785            2.0%
    State Bank of India.................................  19,322,648     69,888,011            0.5%
*   Tata Motors, Ltd....................................  10,219,832     60,331,831            0.4%
    Other Securities....................................              1,121,959,003            7.4%
                                                                     --------------           -----
TOTAL INDIA.............................................              1,698,004,700           11.3%
                                                                     --------------           -----

INDONESIA -- (2.4%)
    Other Securities....................................                390,190,631            2.6%
                                                                     --------------           -----

ISRAEL -- (0.0%)
    Other Securities....................................                          3            0.0%
                                                                     --------------           -----

MALAYSIA -- (3.5%)
    Other Securities....................................                566,388,312            3.7%
                                                                     --------------           -----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------
MEXICO -- (6.2%)
    Alfa S.A.B. de C.V. Class A.........................  36,207,006 $   75,054,056            0.5%
#*  Cemex S.A.B. de C.V. Sponsored ADR..................  13,933,905     87,922,941            0.6%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................   2,168,951    214,921,354            1.4%
    Grupo Financiero Banorte S.A.B. de C.V..............  21,258,812    113,811,570            0.8%
    Grupo Mexico S.A.B. de C.V. Series B................  27,784,953     67,722,227            0.5%
    Other Securities....................................                439,975,580            2.8%
                                                                     --------------           -----
TOTAL MEXICO............................................                999,407,728            6.6%
                                                                     --------------           -----

PHILIPPINES -- (1.2%)
    Other Securities....................................                199,749,737            1.3%
                                                                     --------------           -----

POLAND -- (1.9%)
    KGHM Polska Miedz SA................................   2,445,575     56,776,719            0.4%
    PGE Polska Grupa Energetyczna SA....................  14,763,329     54,952,558            0.4%
#   Polski Koncern Naftowy Orlen SA.....................   4,821,675     78,224,224            0.5%
    Other Securities....................................                122,739,035            0.8%
                                                                     --------------           -----
TOTAL POLAND............................................                312,692,536            2.1%
                                                                     --------------           -----

RUSSIA -- (2.1%)
    Gazprom PAO Sponsored ADR...........................  65,148,616    274,557,897            1.8%
    Other Securities....................................                 59,528,568            0.4%
                                                                     --------------           -----
TOTAL RUSSIA............................................                334,086,465            2.2%
                                                                     --------------           -----

SOUTH AFRICA -- (7.8%)
    Barclays Africa Group, Ltd..........................   5,869,836     75,226,902            0.5%
    Nedbank Group, Ltd..................................   3,612,203     60,045,689            0.4%
    Sanlam, Ltd.........................................  16,663,544     75,281,328            0.5%
    Sasol, Ltd..........................................   2,355,745     75,481,998            0.5%
    Standard Bank Group, Ltd............................  17,509,455    181,925,436            1.2%
#   Steinhoff International Holdings, Ltd...............  27,223,846    166,431,274            1.1%
    Other Securities....................................                633,912,893            4.2%
                                                                     --------------           -----
TOTAL SOUTH AFRICA......................................              1,268,305,520            8.4%
                                                                     --------------           -----

SOUTH KOREA -- (14.6%)
#   Hana Financial Group, Inc...........................   3,334,337     81,087,678            0.6%
#   Hyundai Motor Co....................................   1,078,089    147,261,123            1.0%
    KB Financial Group, Inc.............................   1,730,536     54,825,731            0.4%
    KB Financial Group, Inc. ADR........................   3,077,876     97,045,430            0.7%
#   LG Corp.............................................   1,044,400     60,430,868            0.4%
#   LG Electronics, Inc.................................   1,776,548     76,270,868            0.5%
#   POSCO...............................................     632,815    101,763,525            0.7%
#   POSCO ADR...........................................   1,579,642     63,233,069            0.4%
    Shinhan Financial Group Co., Ltd....................   3,885,795    148,302,300            1.0%
#   Shinhan Financial Group Co., Ltd. ADR...............   1,556,685     59,698,869            0.4%
    SK Holdings Co., Ltd................................     292,740     68,428,148            0.5%
*   SK Innovation Co., Ltd..............................     640,023     66,363,000            0.5%
    Other Securities....................................              1,340,729,543            8.6%
                                                                     --------------           -----
TOTAL SOUTH KOREA.......................................              2,365,440,152           15.7%
                                                                     --------------           -----

TAIWAN -- (14.6%)
#   First Financial Holding Co., Ltd.................... 146,481,416     70,941,315            0.5%
#   Fubon Financial Holding Co., Ltd....................  91,243,471    147,478,747            1.0%
#   Mega Financial Holding Co., Ltd..................... 121,989,915     88,888,270            0.6%
#   Pegatron Corp.......................................  27,193,998     66,452,937            0.5%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                          Percentage
                                              Shares        Value++     of Net Assets**
                                              ------        -------     ---------------
TAIWAN -- (Continued)
#     United Microelectronics Corp......... 217,495,681 $    79,324,196            0.5%
      Other Securities.....................               1,904,549,200           12.5%
                                                        ---------------          ------
TOTAL TAIWAN...............................               2,357,634,665           15.6%
                                                        ---------------          ------

THAILAND -- (3.0%)
      PTT PCL..............................  19,096,000     147,646,025            1.0%
      Other Securities.....................                 340,353,667            2.2%
                                                        ---------------          ------
TOTAL THAILAND.............................                 487,999,692            3.2%
                                                        ---------------          ------

TURKEY -- (1.8%)
      Other Securities.....................                 282,663,633            1.9%
                                                        ---------------          ------
TOTAL COMMON STOCKS........................              14,618,820,089           96.9%
                                                        ---------------          ------

PREFERRED STOCKS -- (2.3%)
BRAZIL -- (2.2%)
#*    Petroleo Brasileiro SA Sponsored ADR.  22,171,529      88,464,401            0.6%
      Vale SA..............................  26,922,000      97,935,556            0.7%
      Other Securities.....................                 178,526,745            1.1%
                                                        ---------------          ------
TOTAL BRAZIL...............................                 364,926,702            2.4%
                                                        ---------------          ------

CHILE -- (0.0%)
      Other Securities.....................                      58,113            0.0%
                                                        ---------------          ------

COLOMBIA -- (0.1%)
      Other Securities.....................                  12,507,410            0.1%
                                                        ---------------          ------
TOTAL PREFERRED STOCKS.....................                 377,492,225            2.5%
                                                        ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
      Other Securities.....................                      32,066            0.0%
                                                        ---------------          ------

MALAYSIA -- (0.0%)
      Other Securities.....................                     247,122            0.0%
                                                        ---------------          ------

POLAND -- (0.0%)
      Other Securities.....................                          --            0.0%
                                                        ---------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities.....................                     880,170            0.0%
                                                        ---------------          ------

TAIWAN -- (0.0%)
      Other Securities.....................                          --            0.0%
TOTAL RIGHTS/WARRANTS......................                   1,159,358            0.0%
                                                        ---------------          ------
TOTAL INVESTMENT SECURITIES................              14,997,471,672
                                                        ---------------

SECURITIES LENDING COLLATERAL -- (7.3%)
(S)@  DFA Short Term Investment Fund....... 101,513,583   1,174,512,160            7.8%
                                                        ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $19,193,170,809).................               $16,171,983,832          107.2%
                                                        ===============          ======

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


Summary of the Fund's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Brazil...................... $  269,349,848 $   427,887,886   --    $   697,237,734
  Chile.......................     80,710,975     157,412,554   --        238,123,529
  China.......................    198,523,609   2,066,198,558   --      2,264,722,167
  Colombia....................     27,307,607              --   --         27,307,607
  Czech Republic..............             --      39,873,421   --         39,873,421
  Greece......................             --      11,242,260   --         11,242,260
  Hungary.....................             --      77,749,597   --         77,749,597
  India.......................    159,698,710   1,538,305,990   --      1,698,004,700
  Indonesia...................      5,925,352     384,265,279   --        390,190,631
  Israel......................             --               3   --                  3
  Malaysia....................             --     566,388,312   --        566,388,312
  Mexico......................    999,406,808             920   --        999,407,728
  Philippines.................             --     199,749,737   --        199,749,737
  Poland......................             --     312,692,536   --        312,692,536
  Russia......................        431,452     333,655,013   --        334,086,465
  South Africa................    148,029,244   1,120,276,276   --      1,268,305,520
  South Korea.................    258,167,871   2,107,272,281   --      2,365,440,152
  Taiwan......................     26,998,912   2,330,635,753   --      2,357,634,665
  Thailand....................    484,976,089       3,023,603   --        487,999,692
  Turkey......................             --     282,663,633   --        282,663,633
Preferred Stocks
  Brazil......................    141,080,149     223,846,553   --        364,926,702
  Chile.......................             --          58,113   --             58,113
  Colombia....................     12,507,410              --   --         12,507,410
Rights/Warrants
  Hong Kong...................             --          32,066   --             32,066
  Malaysia....................             --         247,122   --            247,122
  Poland......................             --              --   --                 --
  South Korea.................             --         880,170   --            880,170
  Taiwan......................             --              --   --                 --
Securities Lending Collateral.             --   1,174,512,160   --      1,174,512,160
                               -------------- ---------------   --    ---------------
TOTAL......................... $2,813,114,036 $13,358,869,796   --    $16,171,983,832
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2015
                            (Amounts in thousands)

ASSETS:
Investments at Value (including $1,522,191 of securities on loan)*....... $14,997,472
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.   1,174,512
Foreign Currencies at Value..............................................      31,573
Cash.....................................................................      33,844
Receivables:
  Investment Securities Sold.............................................      45,382
  Dividends, Interest and Tax Reclaims...................................       2,696
  Securities Lending Income..............................................       2,964
Unrealized Gain on Foreign Currency Contracts............................           2
                                                                          -----------
     Total Assets........................................................  16,288,445
                                                                          -----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................................   1,174,512
  Investment Securities Purchased........................................      22,801
  Due to Advisor.........................................................       1,293
Unrealized Loss on Foreign Currency Contracts............................          14
Accrued Expenses and Other Liabilities...................................       1,767
                                                                          -----------
     Total Liabilities...................................................   1,200,387
                                                                          -----------
NET ASSETS............................................................... $15,088,058
                                                                          ===========
Investments at Cost...................................................... $18,018,659
                                                                          ===========
Foreign Currencies at Cost............................................... $    31,578
                                                                          ===========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2015
                            (Amounts in thousands)

 Investment Income
   Dividends (Net of Foreign Taxes Withheld of $65,430).......... $   432,618
   Income from Securities Lending................................      31,345
                                                                  -----------
      Total Investment Income....................................     463,963
                                                                  -----------
 Expenses
   Investment Advisory Services Fees.............................      17,254
   Accounting & Transfer Agent Fees..............................         909
   Custodian Fees................................................       7,106
   Shareholders' Reports.........................................          45
   Directors'/Trustees' Fees & Expenses..........................          90
   Professional Fees.............................................         533
   Other.........................................................         500
                                                                  -----------
      Total Expenses.............................................      26,437
                                                                  -----------
   Fees Paid Indirectly (Note C).................................         (45)
                                                                  -----------
   Net Expenses..................................................      26,392
                                                                  -----------
   Net Investment Income (Loss)..................................     437,571
                                                                  -----------
 Realized and Unrealized Gain (Loss)
   Net Realized Gain (Loss) on:..................................
     Investment Securities Sold..................................    (413,376)
     Foreign Currency Transactions...............................      (7,896)
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency..................  (3,319,869)
     Translation of Foreign Currency Denominated Amounts.........         108
                                                                  -----------
   Net Realized and Unrealized Gain (Loss).......................  (3,741,033)
                                                                  -----------
 Net Increase (Decrease) in Net Assets Resulting from Operations. $(3,303,462)
                                                                  ===========

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                             Year         Year
                                                                            Ended        Ended
                                                                           Oct. 31,     Oct. 31,
                                                                             2015         2014
                                                                         -----------  -----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......................................... $   437,571  $   529,667
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........................................    (413,376)    (524,001)
    Futures.............................................................          --          504
    Foreign Currency Transactions.......................................      (7,896)      (4,551)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........................  (3,319,869)    (181,244)
    Translation of Foreign Currency Denominated Amounts.................         108          (31)
                                                                         -----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from Operations....  (3,303,462)    (179,656)
                                                                         -----------  -----------
Transactions in Interest:
  Contributions.........................................................   1,713,486    1,596,852
  Withdrawals...........................................................  (2,249,483)  (1,916,965)
                                                                         -----------  -----------
     Net Increase (Decrease) from Transactions in Interest..............    (535,997)    (320,113)
                                                                         -----------  -----------
     Total Increase (Decrease) in Net Assets............................  (3,839,459)    (499,769)
Net Assets
  Beginning of Year.....................................................  18,927,517   19,427,286
                                                                         -----------  -----------
  End of Year........................................................... $15,088,058  $18,927,517
                                                                         ===========  ===========

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND+

                             FINANCIAL HIGHLIGHTS


                                                                       Dimensional Emerging Markets Value Fund
                                                         -----------------------------------------------------------------
                                                             Year          Year          Year         Year         Year
                                                            Ended         Ended         Ended        Ended        Ended
                                                           Oct. 31,      Oct. 31,      Oct. 31,     Oct. 31,     Oct. 31,
                                                             2015          2014          2013         2012         2011
----------------------------------------------------------------------------------------------------------------------------
Total Return............................................      (17.95)%       (1.09)%        8.43%        1.10%      (14.47)%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)..................... $15,088,058   $18,927,517   $19,427,286  $16,884,322  $14,003,579
Ratio of Expenses to Average Net Assets.................        0.15%         0.15%         0.16%        0.20%        0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees
 Paid Indirectly).......................................        0.15%         0.15%         0.16%        0.20%        0.20%
Ratio of Net Investment Income to Average Net Assets....        2.54%         2.76%         2.32%        2.43%        2.29%
Portfolio Turnover Rate.................................          14%           12%            6%           8%           5%
----------------------------------------------------------------------------------------------------------------------------

+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   Dimensional Emerging Markets Value Fund Inc. ("DEM I") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, DEM I was reorganized as an open-end management investment company. On October 27, 2009, the Board of Directors and shareholders of DEM I approved an Agreement and Plan of Reorganization that provided for the reorganization of DEM I from a Maryland corporation to a Delaware statutory trust. Effective October 30, 2009, DEM I transferred all of its assets and liabilities to Dimensional Emerging Markets Value Fund ("DEM II" or the "Fund"), a Delaware statutory trust, in a tax-free exchange under Internal Revenue Code (the "IRC") (S)368(a)(1)(F).

   Effective November 1, 2009, the Fund, a master fund in a master-feeder structure, elected with the consent of its holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The Fund maintains its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of October 31, 2015, the Fund had significant transfers of securities with a total value of $9,729 (in thousands) that transferred from Level 2 to Level 1 because fair value procedures were no longer applied. At October 31, 2015, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity

Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees'
Fees & Expenses. At October 31, 2015, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $461 (in thousands).

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2015, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

   The Fund is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Fund. On May 8, 2015 and June 10, 2015 at a Special Joint Meeting of Shareholders, shareholders of the Fund approved a new investment management agreement, which became effective July 21, 2015, that provides a uniform agreement that increases transparency and better describes all of the services that the Advisor provides to the Fund. The rate charged under the new investment management agreement for investment management services is equal to the rate charged under the Fund's previous investment advisory agreement with the Advisor. For the year ended October 31, 2015, the Fund's investment advisory services/management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

Earned Income Credit:

   In addition, the Fund has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund's net assets. During the year ended October 31, 2015, expenses reduced were $45 (amount in thousands).

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2015, the total related amounts paid by the Fund to the CCO were $20 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

   For the year ended October 31, 2015, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                  Purchases    Sales
                                                  ---------- ----------
         Dimensional Emerging Markets Value Fund. $2,411,626 $2,482,924

   There were no purchases or sales of long-term U.S. government securities.

E. Federal Income Taxes:

   No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2015, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                    Net
                                                                                 Unrealized
                                          Federal     Unrealized   Unrealized   Appreciation
                                          Tax Cost   Appreciation Depreciation (Depreciation)
                                         ----------- ------------ ------------ --------------
Dimensional Emerging Markets Value Fund. $19,364,038  $2,194,596  $(3,225,544)  $(1,030,948)

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

   In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

G. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 1, 2015 with its domestic custodian bank. A line of credit with similar terms was in effect through March 31, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 30, 2016.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 9, 2015. A line of credit with similar terms was in effect through January 8, 2015. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 8, 2016.

   For the year ended October 31, 2015, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                           Weighted      Weighted    Number of   Interest Maximum Amount
                                            Average      Average        Days     Expense  Borrowed During
                                         Interest Rate Loan Balance Outstanding* Incurred   the Period
                                         ------------- ------------ ------------ -------- ---------------
Dimensional Emerging Markets Value Fund.     0.88%       $20,486         88        $44        $75,363

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2015, that the Fund's available line of credit was utilized.

   There were no outstanding borrowings by the Fund under the lines of credit as of October 31, 2015.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Fund did not utilize the interfund lending program during the year ended October 31, 2015.

H. Affiliated Trades:

   Cross trades for the year ended October 31, 2015, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2015, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

            Portfolio                                Purchases Sales
            ---------                                --------- -----
            Dimensional Emerging Markets Value Fund.  $2,761   $175

I. Securities Lending:

   As of October 31, 2015, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. In addition, the Fund received non-cash collateral consisting of short and/or long term U.S. Government securities with a market value of $487,943 (amounts in thousands). The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Dimensional Emerging Markets Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Emerging Markets Value Fund (the "Fund") at October 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodian, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2015

                      RESULTS OF THE SHAREHOLDER MEETING

                                  (Unaudited)

   On May 8, 2015 and June 10, 2015, Dimensional Emerging Markets Value Fund ("DEM") held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DEM, including, among other items, the election of Trustees, the approval of an updated investment management agreement, and the amendment of certain fundamental investment limitations. The shareholders of DEM approved each of the applicable proposals for DEM presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by DEM. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DEM

Proposal 1: Election of Directors/Trustees

                                          % Voted % FOR             % Voted  % WITHHOLD
                                  FOR       FOR   of O/S  WITHHOLD  WITHHOLD   of O/S
                              ----------- ------- ------ ---------- -------- ----------
(a) David G. Booth........... 323,015,541 96.30%  96.30% 12,412,123  3.70%     3.70%
(b) George M. Constantinides. 323,266,980 96.37%  96.37% 12,160,684  3.63%     3.63%
(c) John P. Gould............ 323,696,899 96.50%  96.50% 11,730,765  3.50%     3.50%
(d) Roger G. Ibbotson........ 324,189,806 96.65%  96.65% 11,237,858  3.35%     3.35%
(e) Edward P. Lazear......... 323,704,087 96.50%  96.50% 11,723,577  3.50%     3.50%
(f) Eduardo A. Repetto....... 324,199,157 96.65%  96.65% 11,228,507  3.35%     3.35%
(g) Myron S. Scholes......... 323,771,851 96.53%  96.53% 11,655,813  3.47%     3.47%
(h) Abbie J. Smith........... 322,178,714 96.05%  96.05% 13,248,950  3.95%     3.95%

Proposal 2: Approval of a "Manager of Managers" Structure

             % Voted % FOR          % Voted % AGAINST            % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S AGAINST AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ ------- ------- --------- ---------- ------- --------- -------- --------
319,582,522  95.28%  95.28% 639,608  0.19%    0.19%   15,205,534  4.53%    4.53%      0      0.00%

Proposal 4: Approval of an Updated Investment Management Agreement with Dimensional Fund Advisors LP

             % Voted % FOR             % Voted % AGAINST            % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST   AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ ---------- ------- --------- ---------- ------- --------- -------- --------
309,869,713  92.38%  92.38% 11,732,208  3.50%    3.50%   13,825,743  4.12%    4.12%      0      0.00%

Proposal 5: Approval of an Amendment to the Fundamental Investment Limitation Regarding Investment in Commodities

             % Voted % FOR             % Voted % AGAINST            % Voted % ABSTAIN  Broker  % Broker
FOR            FOR   of O/S  AGAINST   AGAINST  of O/S    ABSTAIN   ABSTAIN  of O/S   Non-Vote Non-Vote
---          ------- ------ ---------- ------- --------- ---------- ------- --------- -------- --------
290,789,247. 86.69%  86.69% 30,462,441  9.08%    9.08%   14,175,976  4.23%    4.23%      0      0.00%

                                FUND MANAGEMENT

                                  (Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2015.

Each Board's Nominating Committee is composed of George M. Constantinides, John
P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2015.

Each Board's Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is composed of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were three Strategy Committee meetings held during the fiscal year ended October 31, 2015.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

     Name, Position                               Portfolios within the
     with the Fund,        Term of Office/1/ and  DFA Fund Complex/2/      Principal Occupation(s) During Past 5 Years and
Address and Year of Birth   Length of Service           Overseen             Other Directorships of Public Companies Held
------------------------------------------------------------------------------------------------------------------------------
                                             Disinterested Trustees/Directors
------------------------------------------------------------------------------------------------------------------------------
George M. Constantinides    DFAIDG-Since 1983     122 portfolios in 4    Leo Melamed Professor of Finance, University of
Director of DFAIDG and      DIG-Since 1993        investment companies   Chicago Booth School of Business.
DIG. Trustee of DFAITC      DFAITC-Since 1992
and DEM. The University     DEM-Since 1993
of Chicago
Booth School of Business
5807 S. Woodlawn
Avenue Chicago, IL
60637
1947
------------------------------------------------------------------------------------------------------------------------------
John P. Gould               DFAIDG-Since 1986     122 portfolios in 4    Steven G. Rothmeier Professor and Distinguished
Director of DFAIDG and      DIG-Since 1993        investment companies   Service Professor of Economics, University of
DIG. Trustee of DFAITC      DFAITC-Since 1992                            Chicago Booth School of Business (since 1965).
and DEM                     DEM-Since 1993                               Member and Chair, Competitive Markets Advisory
The University of Chicago                                                Council, Chicago Mercantile Exchange (futures
Booth School of Business                                                 trading exchange) (since 2004). Trustee, Harbor
5807 S. Woodlawn                                                         Fund (registered investment company) (29
Avenue                                                                   Portfolios) (since 1994). Formerly, Member of the
Chicago, IL 60637                                                        Board of Milwaukee Insurance Company
1939                                                                     (1997-2010).
------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson           DFAIDG-Since 1981     122 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG and      DIG-Since 1993        investment companies   Management (since 1984). Chairman, CIO and
DIG. Trustee of DFAITC      DFAITC-Since 1992                            Partner, Zebra Capital Management, LLC (hedge
and DEM.                    DEM-Since 1993                               fund and asset manager) (since 2001). Consultant to
Yale School of                                                           Morningstar Inc. (since 2006). Formerly, Director,
Management                                                               BIRR Portfolio Analysis, Inc. (software products)
P.O. Box 208200                                                          (1990-2010).
New Haven, CT 06520-
8200
1943
------------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear            DFAIDG-Since 2010     122 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover Institution
Director of DFAIDG and      DIG-Since 2010        investment companies   (since 2002). Jack Steele Parker Professor of
DIG. Trustee of DFAITC      DFAITC-Since 2010                            Human Resources Management and Economics,
and DEM.                    DEM-Since 2010                               Graduate School of Business, Stanford University
Stanford University                                                      (since 1995). Cornerstone Research (expert
Graduate School of                                                       testimony and economic and financial analysis)
Business                                                                 (since 2009). Formerly, Chairman of the President
518 Memorial Way                                                         George W. Bush's Council of Economic Advisers
Stanford, CA 94305-5015                                                  (2006-2009). Formerly, Council of Economic
1948                                                                     Advisors, State of California (2005-2006). Formerly,
                                                                         Commissioner, White House Panel on Tax Reform
                                                                         (2005)
------------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes            DFAIDG-Since 1981     122 portfolios in 4    Chief Investment Strategist, Janus Capital Group
Director of DFAIDG and      DIG-Since 1993        investment companies   Inc. (since 2014). Frank E. Buck Professor of
DIG. Trustee of DFAITC      DFAITC-Since 1992                            Finance Emeritus, Graduate School of Business,
and DEM.                    DEM-Since 1993                               Stanford University (since 1981). Chairman, Ruapay
c/o Dimensional Fund                                                     Inc. (since 2013). Formerly, Chairman, Platinum
Advisors, LP                                                             Grove Asset Management, L.P. (hedge fund)
6300 Bee Cave Road                                                       (formerly, Oak Hill Platinum Partners) (1999-2009).
Building 1                                                               Formerly, Director, American Century Fund Complex
Austin, TX 78746                                                         (registered investment companies) (43 Portfolios)
1941                                                                     (1980-2014).
------------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith              DFAIDG-Since 2000     122 portfolios in 4    Boris and Irene Stern Distinguished Service
Director of DFAIDG and      DIG-Since 2000        investment companies   Professor of Accounting, University of Chicago Booth
DIG.                        DFAITC-Since 2000                            School of Business (since 1980). Director, HNI
Trustee of DFAITC and       DEM-Since 2000                               Corporation (formerly known as HON Industries Inc.)
DEM.                                                                     (office furniture) (since 2000). Director, Ryder
The University of Chicago                                                System Inc. (transportation, logistics and supply-
Booth School of Business                                                 chain management) (since 2003). Trustee, UBS
5807 S. Woodlawn                                                         Funds (4 investment companies within the fund
Avenue                                                                   complex) (33 portfolios) (since 2009). Formerly,
Chicago, IL 60637                                                        Co-Director Investment Research, Fundamental
1953                                                                     Investment Advisors (hedge fund) (2008-2011).

      Name, Position                             Portfolios within the
      with the Fund,        Term of Office1 and  DFA Fund Complex/2/       Principal Occupation(s) During Past 5 Years and
Address and Year of Birth   Length of Service          Overseen             Other Directorships of Public Companies Held
------------------------------------------------------------------------------------------------------------------------------
                                              Interested Trustees/Directors*
------------------------------------------------------------------------------------------------------------------------------
David G. Booth              DFAIDG-Since 1981    122 portfolios in 4    Chairman, Director/Trustee, President, Co-Chief
Chairman, Director/         DIG-Since 1992       investment companies   Executive Officer and formerly, Chief Executive
Trustee, President and      DFAITC-Since 1992                           Officer (until 1/1/2010) of the following companies:
Co-Chief Executive          DEM-Since 1993                              Dimensional Holdings Inc., Dimensional Fund
Officer                                                                 Advisors LP, DFA Securities LLC, DEM, DFAIDG,
6300 Bee Cave Road,                                                     DIG and DFAITC (collectively, the "DFA Entities").
Building One Austin,                                                    Director of Dimensional Fund Advisors Ltd. and
TX 78746                                                                formerly, Chief Investment Officer. Director of DFA
1946                                                                    Australia Limited and formerly, President and Chief
                                                                        Investment Officer. Director of Dimensional Advisors
                                                                        Ltd., Dimensional Funds plc and Dimensional Funds
                                                                        II plc. Formerly, President, Dimensional SmartNest
                                                                        (US) LLC (2009-2014). Formerly, Limited Partner,
                                                                        Oak Hill Partners (2001- 2010). Limited Partner, VSC
                                                                        Investors, LLC (since 2007). Trustee, University of
                                                                        Chicago. Trustee, University of Kansas Endowment
                                                                        Association. Formerly, Director, SA Funds
                                                                        (registered investment company). Chairman, Director
                                                                        and Co- Chief Executive Officer of Dimensional Fund
                                                                        Advisors Canada ULC. Director and President
                                                                        (since 2012) of Dimensional Japan Ltd. Chairman,
                                                                        Director, President and Co-Chief Executive Officer of
                                                                        Dimensional Cayman Commodity Fund I Ltd.
                                                                        (since 2010).
------------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto          DFAIDG-Since 2009    122 portfolios in 4    Co-Chief Executive Officer (beginning January
Director/Trustee, Co-Chief  DIG-Since 2009       investment companies   2010), Co-Chief Investment Officer (since June
Executive Officer and Co-   DFAITC-Since 2009                           2014), Director/Trustee, and formerly, Chief
Chief Investment Officer    DEM-Since 2009                              Investment Officer (March 2007-June 2014) of the
6300 Bee Cave Road,                                                     DFA Entities. Director, Co-Chief Executive Officer
Building One                                                            and Chief Investment Officer (since 2010) of
Austin, TX 78746                                                        Dimensional Cayman Commodity Fund I Ltd.
1967                                                                    Director, Co-Chief Executive Officer, President and
                                                                        Co-Chief Investment Officer of Dimensional Fund
                                                                        Advisors Canada ULC and formerly, Chief
                                                                        Investment Officer (until April 2014). Co-Chief
                                                                        Investment Officer, Vice President, and Director of
                                                                        DFA Australia Limited and formerly, Chief
                                                                        Investment Officer (until April 2014). Director of
                                                                        Dimensional Fund Advisors Ltd., Dimensional Funds
                                                                        plc, Dimensional Funds II plc and Dimensional
                                                                        Advisors Ltd. Formerly, Vice President of the DFA
                                                                        Entities and Dimensional Fund Advisors Canada
                                                                        ULC. Director and Chief Investment Officer (since
                                                                        December 2012) of Dimensional Japan Ltd.

/1 /Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes DFAIDG, DIG; DFAITC and DEM. Each disinterested Trustee/Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the "Advisor"), Dimensional Fund Advisors Canada ULC.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

Officers

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                            Term of Office/1/
  Name and Year of                           and Length of
        Birth               Position            Service            Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------------
April A. Aandal        Vice President         Since 2008       Vice President of all the DFA Entities.
1963
-----------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta       Vice President         Since 2012       Vice President of all the DFA Entities. Formerly,
1974                                                           Vice President, Business Development at Capson
                                                               Physicians Insurance Company (2010-2012); Vice
                                                               President at Charles Schwab (2007-2010).
-----------------------------------------------------------------------------------------------------------------
Darryl D. Avery        Vice President         Since 2005       Vice President of all the DFA Entities.
1966
-----------------------------------------------------------------------------------------------------------------
Arthur H. Barlow       Vice President         Since 1993       Vice President of all the DFA Entities. Director
1955                                                           and Managing Director of Dimensional Fund
                                                               Advisors Ltd (since September 2013).
-----------------------------------------------------------------------------------------------------------------
Peter Bergan           Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                           Senior Infrastructure Manager for Dimensional
                                                               Fund Advisors LP (January 2011-January 2014);
                                                               Partner at Stonehouse Consulting (2010).
-----------------------------------------------------------------------------------------------------------------
Lana Bergstein         Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                           Client Service Manager for Dimensional Fund
                                                               Advisors LP (February 2008-January 2014).
-----------------------------------------------------------------------------------------------------------------
Stanley W. Black       Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1970                                                           Senior Research Associate (January 2012-
                                                               January 2014) and Research Associate (2006-
                                                               2011) for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------
Aaron T. Borders       Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director for Dimensional Fund Advisors
                                                               LP (April 2008-January 2014).
-----------------------------------------------------------------------------------------------------------------
Scott A. Bosworth      Vice President         Since 2007       Vice President of all the DFA Entities.
1968
-----------------------------------------------------------------------------------------------------------------
Valerie A. Brown       Vice President and     Since 2001       Vice President and Assistant Secretary of all the
1967                   Assistant Secretary                     DFA Entities, DFA Australia Limited, Dimensional
                                                               Fund Advisors Ltd., Dimensional Cayman
                                                               Commodity Fund I Ltd., Dimensional Fund
                                                               Advisors Pte. and Dimensional Hong Kong
                                                               Limited. Director, Vice President and Assistant
                                                               Secretary of Dimensional Fund Advisors Canada
                                                               ULC.
-----------------------------------------------------------------------------------------------------------------
David P. Butler        Vice President         Since 2007       Vice President of all the DFA Entities. Head of
1964                                                           Global Financial Services for Dimensional Fund
                                                               Advisors LP (since 2008).
-----------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit      Vice President         Since 2012       Vice President of all the DFA Entities. Formerly,
1970                                                           Regional Director for Dimensional Fund Advisors
                                                               LP (December 2010-January 2012); Regional
                                                               Director at Russell Investments (April 2006-
                                                               December 2010).
-----------------------------------------------------------------------------------------------------------------
Hunt M. Cairns         Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director (January 2010-January 2014)
                                                               and Senior Associate (July 2008-December 2009)
                                                               for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------
Dennis M. Chamberlain  Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
1972                                                           Regional Director (January 2012-January 2015)
                                                               for Dimensional Fund Advisors LP; Principal for
                                                               Chamberlain Financial Group (October 2010-
                                                               December 2011); Wealth Management
                                                               Consultant for Saybrus Partners (May 2008-
                                                               October 2010).
-----------------------------------------------------------------------------------------------------------------

                                            Term of Office/1/
   Name and Year of                          and Length of
        Birth                Position           Service             Principal Occupation During Past 5 Years
------------------------------------------------------------------------------------------------------------------
Ryan J. Chaplinski      Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                           Regional Director (June 2011-January 2015) for
                                                               Dimensional Fund Advisors LP; Sales Executive
                                                               for Vanguard (2004-June 2011).
------------------------------------------------------------------------------------------------------------------
James G. Charles        Vice President        Since 2011       Vice President of all the DFA Entities. Formerly,
1956                                                           Regional Director for Dimensional Fund Advisors
                                                               LP (2008-2010).
------------------------------------------------------------------------------------------------------------------
Joseph H. Chi           Vice President        Since 2009       Vice President of all the DFA Entities. Co-Head of
1966                                                           Portfolio Management (since March 2012) and
                                                               Senior Portfolio Manager (since January 2012) for
                                                               Dimensional Fund Advisors LP. Formerly,
                                                               Portfolio Manager for Dimensional Fund Advisors
                                                               LP (October 2005 to January 2012).
------------------------------------------------------------------------------------------------------------------
Pil Sun Choi            Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1972                                                           Counsel for Dimensional Fund Advisors LP
                                                               (April 2012-January 2014); Vice President and
                                                               Counsel for AllianceBernstein L.P. (2006-2012).
------------------------------------------------------------------------------------------------------------------
Stephen A. Clark        Vice President        Since 2004       Vice President of all the DFA Entities, DFA
1972                                                           Australia Limited and Dimensional Fund Advisors
                                                               Canada ULC. Head of Global Institutional
                                                               Services for Dimensional Fund Advisors LP (since
                                                               January 2014). Formerly, Head of Institutional,
                                                               North America (March 2012 to December 2013)
                                                               and Head of Portfolio Management (January 2006
                                                               to March 2012) for Dimensional Fund Advisors
                                                               LP.
------------------------------------------------------------------------------------------------------------------
Matt B. Cobb            Vice President        Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                           Regional Director for Dimensional Fund Advisors
                                                               LP (September 2011-March 2013); Vice President
                                                               at MullinTBG (2005-2011).
------------------------------------------------------------------------------------------------------------------
Rose C. Cooke           Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1971                                                           Regional Director for Dimensional Fund Advisors
                                                               LP (August 2010-March 2014); Vice President,
                                                               Sales and Business Development at AdvisorsIG
                                                               (PPMG) (2009-2010); Vice President at Credit
                                                               Suisse (2007-2009).
------------------------------------------------------------------------------------------------------------------
Ryan Cooper             Vice President        Since 2013       Vice President of all the DFA Entities. Formerly,
1979                                                           Regional Director for Dimensional Fund Advisors
                                                               LP (2003-March 2014).
------------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell      Vice President        Since 2012       Vice President of all the DFA Entities. Formerly,
1976                                                           Regional Director for Dimensional Fund Advisors
                                                               LP (August 2002-January 2012).
------------------------------------------------------------------------------------------------------------------
Robert P. Cornell       Vice President        Since 2007       Vice President of all the DFA Entities.
1949
------------------------------------------------------------------------------------------------------------------
George H. Crane         Vice President        Since 2010       Vice President of all the DFA Entities. Formerly,
1955                                                           Senior Vice President and Managing Director at
                                                               State Street Bank & Trust Company (2007-2008).
------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan  Vice President and    Since 2004       Vice President and Global Chief Compliance
1965                    Global Chief                           Officer of all the DFA Entities, DFA Australia
                        Compliance Officer                     Limited and Dimensional Fund Advisors Ltd. Vice
                                                               President, Chief Compliance Officer and Chief
                                                               Privacy Officer of Dimensional Fund Advisors
                                                               Canada ULC. Formerly, Vice President and
                                                               Global Chief Compliance Officer for Dimensional
                                                               SmartNest (US) LLC (October 2010-2014).
------------------------------------------------------------------------------------------------------------------
John Dashtara           Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
1980                                                           Regional Director (July 2013-January 2015) for
                                                               Dimensional Fund Advisors LP; Relationship
                                                               Manager for Blackrock, Inc. (July 2011-July
                                                               2013);Vice President for Towers Watson
                                                               (formerly, WellsCanning) (June 2009-July 2011).
------------------------------------------------------------------------------------------------------------------

                                            Term of Office/1/
  Name and Year of                           and Length of
        Birth               Position            Service             Principal Occupation During Past 5 Years
------------------------------------------------------------------------------------------------------------------
James L. Davis         Vice President         Since 1999       Vice President of all the DFA Entities.
1956
------------------------------------------------------------------------------------------------------------------
Robert T. Deere        Vice President         Since 1994       Vice President of all the DFA Entities, DFA
1957                                                           Australia Limited and Dimensional Fund Advisors
                                                               Canada ULC.
------------------------------------------------------------------------------------------------------------------
Johnathon K. DeKinder  Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                           Regional Director (January 2012-January 2014)
                                                               and Senior Associate (August 2010-December
                                                               2011) for Dimensional Fund Advisors LP; MBA
                                                               and MPA at the University of Texas at Austin
                                                               (August 2007-May 2010).
------------------------------------------------------------------------------------------------------------------
Mark J. Dennis         Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1976                                                           Regional Director (May 2011-January 2015) for
                                                               Dimensional Fund Advisors LP; Vice President,
                                                               Portfolio Specialist (January 2007-May 2011) for
                                                               Morgan Stanley Investment Management.
------------------------------------------------------------------------------------------------------------------
Massimiliano DeSantis  Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1971                                                           Senior Associate, Research (November 2012-
                                                               January 2015) for Dimensional Fund Advisors LP;
                                                               Senior Consultant, NERA Economic Consulting,
                                                               New York (May 2010-November 2012).
------------------------------------------------------------------------------------------------------------------
Peter F. Dillard       Vice President         Since 2010       Vice President of all the DFA Entities. Formerly,
1972                                                           Research Associate (August 2008-March 2010)
                                                               and Research Assistant (April 2006-August 2008)
                                                               for Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner     Vice President         Since 2001       Vice President of all the DFA Entities.
1970
------------------------------------------------------------------------------------------------------------------
Karen M. Dolan         Vice President         Since 2014       Vice President of all the DFA Entities. Head of
1979                                                           Marketing for Dimensional Fund Advisors LP
                                                               (since February 2013). Formerly, Senior Manager
                                                               of Research and Marketing for Dimensional Fund
                                                               Advisors LP (June 2012-January 2013); Director
                                                               of Mutual Fund Analysis at Morningstar (January
                                                               2008-May 2012).
------------------------------------------------------------------------------------------------------------------
L. Todd Erskine        Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1959                                                           Regional Director (May 2008-January 2015) for
                                                               Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
Richard A. Eustice     Vice President and     Since 1998       Vice President and Assistant Secretary of all the
1965                   Assistant Secretary                     DFA Entities and DFA Australia Limited. Chief
                                                               Operating Officer for Dimensional Fund Advisors
                                                               Pte. Ltd. (since April 2013). Formerly, Chief
                                                               Operating Officer for Dimensional Fund Advisors
                                                               Ltd. (July 2008-March 2013).
------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker    Vice President         Since 2004       Vice President of all the DFA Entities.
1971
------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall         Vice President         Since 2008       Vice President of all the DFA Entities. Co-Head of
1974                                                           Portfolio Management (since March 2012) and
                                                               Senior Portfolio Manager (since January 2012) of
                                                               Dimensional Fund Advisors LP. Formerly,
                                                               Portfolio Manager of Dimensional Fund Advisors
                                                               LP (September 2004-January 2012).
------------------------------------------------------------------------------------------------------------------
Edward A. Foley        Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1976                                                           Regional Director for Dimensional Fund Advisors
                                                               LP (August 2011-January 2014); Senior Vice
                                                               President of First Trust Advisors L.P. (2007-
                                                               July 2011).
------------------------------------------------------------------------------------------------------------------
Deborah J.G. Foster    Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
1959                                                           Senior Associate (May 2011-January 2015) and
                                                               Marketing Officer (April 2002-April 2011) for
                                                               Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------

                                          Term of Office/1/
  Name and Year of                         and Length of
       Birth               Position           Service            Principal Occupation During Past 5 Years
---------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman     Vice President        Since 2009       Vice President of all the DFA Entities.
1970
---------------------------------------------------------------------------------------------------------------
Kimberly A. Ginsburg  Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
1970                                                         Vice President for Dimensional SmartNest (US)
                                                             LLC (January 2012-November 2014); Senior Vice
                                                             President for Morningstar (July 2004-July 2011).
---------------------------------------------------------------------------------------------------------------
Mark R. Gochnour      Vice President        Since 2007       Vice President of all the DFA Entities.
1967
---------------------------------------------------------------------------------------------------------------
Tom M. Goodrum        Vice President        Since 2012       Vice President of all the DFA Entities. Formerly,
1968                                                         Managing Director at BlackRock (2004-January
                                                             2012).
---------------------------------------------------------------------------------------------------------------
Henry F. Gray         Vice President        Since 2000       Vice President of all the DFA Entities.
1967
---------------------------------------------------------------------------------------------------------------
John T. Gray          Vice President        Since 2007       Vice President of all the DFA Entities.
1974
---------------------------------------------------------------------------------------------------------------
Christian Gunther     Vice President        Since 2011       Vice President of all the DFA Entities. Senior
1975                                                         Trader for Dimensional Fund Advisors LP (since
                                                             2012). Formerly, Senior Trader (2009-2012).
---------------------------------------------------------------------------------------------------------------
Robert W. Hawkins     Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                         Counsel for Dimensional Fund Advisors LP
                                                             (January 2011-January 2014); Vice President and
                                                             Senior Counsel for State Street Global Advisors
                                                             (November 2008-January 2011).
---------------------------------------------------------------------------------------------------------------
Joel H. Hefner        Vice President        Since 2007       Vice President of all the DFA Entities.
1967
---------------------------------------------------------------------------------------------------------------
Kevin B. Hight        Vice President        Since 2005       Vice President of all the DFA Entities.
1967
---------------------------------------------------------------------------------------------------------------
Gregory K. Hinkle     Vice President and    Since 2015       Vice President and Controller of all the DFA
1958                  Controller                             Entities. Formerly, Vice President of T. Rowe
                                                             Price Group, Inc. and Director of Investment
                                                             Treasury and Treasurer of the T. Rowe Price
                                                             Funds (March 2008-July 2015).
---------------------------------------------------------------------------------------------------------------
Christine W. Ho       Vice President        Since 2004       Vice President of all the DFA Entities.
1967
---------------------------------------------------------------------------------------------------------------
Michael C. Horvath    Vice President        Since 2011       Vice President of all the DFA Entities. Formerly,
1960                                                         Managing Director, Co-Head Global Consultant
                                                             Relations at BlackRock (2004-2011).
---------------------------------------------------------------------------------------------------------------
Mark A. Hunter        Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                         Senior Compliance Officer (November 2010-
                                                             January 2015) for Dimensional Fund Advisors LP;
                                                             Senior Compliance Manager for Janus Capital
                                                             Group, Inc. (March 2004-November 2010).
---------------------------------------------------------------------------------------------------------------
Jeff J. Jeon          Vice President        Since 2004       Vice President of all the DFA Entities and
1973                                                         Dimensional Cayman Commodity Fund I Ltd.
---------------------------------------------------------------------------------------------------------------
Garret D. Jones       Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1971                                                         Manager of Sales and Marketing Systems
                                                             (January 2011-January 2014) and Project
                                                             Manager (2007-2010) for Dimensional Fund
                                                             Advisors LP.
---------------------------------------------------------------------------------------------------------------
Stephen W. Jones      Vice President        Since 2012       Vice President of all the DFA Entities. Formerly,
1968                                                         Facilities Manager for Dimensional Fund Advisors
                                                             LP (October 2008-January 2012).
---------------------------------------------------------------------------------------------------------------
Scott P. Kaup         Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
1975                                                         Senior Manager, Investment Operations (January
                                                             2014-January 2015) and Investment Operations
                                                             Manager (May 2008-January 2014) for
                                                             Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------

                                     Term of Office/1/
 Name and Year of                     and Length of
       Birth            Position         Service             Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------
David M. Kavanaugh   Vice President    Since 2014       Vice President of all the DFA Entities. Head of
1978                                                    Operations for Financial Advisor Services for
                                                        Dimensional Fund Advisors LP (since July 2014).
                                                        Formerly, Counsel of Dimensional Fund Advisors
                                                        LP (August 2011-January 2014); Associate at
                                                        Andrews Kurth LLP (2006-2011).
-----------------------------------------------------------------------------------------------------------
Patrick M. Keating   Vice President    Since 2003       Vice President of DFAIDG, DIG, DFAITC, DEM,
1954                                                    Dimensional Holdings Inc., Dimensional Fund
                                                        Advisors LP. Formerly, Vice President of DFA
                                                        Securities LLC, Dimensional Cayman Commodity
                                                        Fund I Ltd. and Dimensional Advisors Ltd (until
                                                        February 2015); Chief Operating Officer of
                                                        Dimensional Holdings Inc., DFA Securities LLC,
                                                        Dimensional Fund Advisors LP, Dimensional
                                                        Cayman Commodity Fund I Ltd., Dimensional
                                                        Advisors Ltd. and Dimensional Fund Advisors Pte.
                                                        Ltd. (until February 2015); Director, Vice
                                                        President, and Chief Privacy Officer of
                                                        Dimensional Fund Advisors Canada ULC (until
                                                        February 2015); Director of DFA Australia Limited,
                                                        Dimensional Fund Advisors Ltd. and Dimensional
                                                        Advisors Ltd. (until February 2015); Director and
                                                        Vice President of Dimensional Hong Kong Limited
                                                        and Dimensional Fund Advisors Pte. Ltd. (until
                                                        February 2015); and Director, Vice President and
                                                        Chief Operating Officer of Dimensional Japan Ltd.
                                                        (until May 2015).
-----------------------------------------------------------------------------------------------------------
Andrew K. Keiper     Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1977                                                    Regional Director for Dimensional Fund Advisors
                                                        LP (October 2004-January 2013).
-----------------------------------------------------------------------------------------------------------
Glenn E. Kemp        Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1948                                                    Regional Director for Dimensional Fund Advisors
                                                        LP (April 2006-January 2012).
-----------------------------------------------------------------------------------------------------------
David M. Kershner    Vice President    Since 2010       Vice President of all the DFA Entities. Portfolio
1971                                                    Manager for Dimensional Fund Advisors LP
                                                        (since June 2004).
-----------------------------------------------------------------------------------------------------------
Kimberly L. Kiser    Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1972                                                    Creative Director for Dimensional Fund Advisors
                                                        LP (September 2012-January 2014); Vice
                                                        President and Global Creative Director at Morgan
                                                        Stanley (2007-2012); Visiting Assistant Professor,
                                                        Graduate Communications Design at Pratt
                                                        Institute (2004-2012).
-----------------------------------------------------------------------------------------------------------
Timothy R. Kohn      Vice President    Since 2011       Vice President of all the DFA Entities. Head of
1971                                                    Defined Contribution Sales for Dimensional Fund
                                                        Advisors LP (since August 2010).
-----------------------------------------------------------------------------------------------------------
Joseph F. Kolerich   Vice President    Since 2004       Vice President of all the DFA Entities. Senior
1971                                                    Portfolio Manager of Dimensional Fund Advisors
                                                        LP (since January 2012). Formerly, Portfolio
                                                        Manager for Dimensional (April 2001-January
                                                        2012).
-----------------------------------------------------------------------------------------------------------
Mark D. Krasniewski  Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1981                                                    Senior Associate, Investment Analytics and Data
                                                        (January 2012-December 2012) and Systems
                                                        Developer (June 2007-December 2011) for
                                                        Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------
Kahne L. Krause      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1966                                                    Regional Director (May 2010-January 2014) for
                                                        Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------
Stephen W. Kurad     Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
1968                                                    Regional Director for Dimensional Fund Advisors
                                                        LP (2007-2010).
-----------------------------------------------------------------------------------------------------------

                                          Term of Office/1/
Name and Year of                           and Length of
      Birth              Position             Service             Principal Occupation During Past 5 Years
----------------------------------------------------------------------------------------------------------------
Michael F. Lane    Vice President           Since 2004       Vice President of all the DFA Entities. Formerly,
1967                                                         Chief Executive Officer for Dimensional
                                                             SmartNest (US) LLC (July 2012-November 2014).
----------------------------------------------------------------------------------------------------------------
Francis R. Lao     Vice President           Since 2011       Vice President of all the DFA Entities. Formerly,
1969                                                         Vice President-Global Operations at Janus
                                                             Capital Group (2005-2011).
----------------------------------------------------------------------------------------------------------------
David F. LaRusso   Vice President           Since 2013       Vice President of all the DFA Entities. Formerly,
1978                                                         Senior Trader (January 2010-December 2012)
                                                             and Trader (2000-2009) for Dimensional Fund
                                                             Advisors LP.
----------------------------------------------------------------------------------------------------------------
Juliet H. Lee      Vice President           Since 2005       Vice President of all the DFA Entities.
1971
----------------------------------------------------------------------------------------------------------------
Marlena I. Lee     Vice President           Since 2011       Vice President of all the DFA Entities. Formerly,
1980                                                         Research Associate for Dimensional Fund
                                                             Advisors LP (July 2008-2010).
----------------------------------------------------------------------------------------------------------------
Paul A. Lehman     Vice President           Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                         Regional Director (July 2013-January 2015) for
                                                             Dimensional Fund Advisors LP; Chief Investment
                                                             Officer (April 2005-April 2013) for First Citizens
                                                             Bancorporation.
----------------------------------------------------------------------------------------------------------------
John B. Lessley    Vice President           Since 2013       Vice President of all the DFA Entities. Formerly,
1960                                                         Regional Director for Dimensional Fund Advisors
                                                             LP (January 2008-January 2013).
----------------------------------------------------------------------------------------------------------------
Joy L. Lopez       Vice President           Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                         Senior Tax Manager (February 2013-January
                                                             2015) for Dimensional Fund Advisors LP; Vice
                                                             President and Tax Manager, North America
                                                             (August 2006-April 2012) for Pacific Investment
                                                             Management Company.
----------------------------------------------------------------------------------------------------------------
Apollo D. Lupescu  Vice President           Since 2009       Vice President of all the DFA Entities.
1969
----------------------------------------------------------------------------------------------------------------
Timothy P. Luyet   Vice President           Since 2015       Vice President of all the DFA Entities. Formerly,
1972                                                         Senior Manager, Marketing Operations (January
                                                             2014-January 2015), Manager, Client Systems
                                                             (October 2011-January 2014) and RFP Manager
                                                             (April 2010-October 2011) for Dimensional Fund
                                                             Advisors LP.
----------------------------------------------------------------------------------------------------------------
Peter Magnusson    Vice President           Since 2014       Vice President of all the DFA Entities. Formerly,
1969                                                         Regional Director for Dimensional Fund Advisors
                                                             LP (January 2011-January 2014); Vice President
                                                             at Columbia Management (2004-2010).
----------------------------------------------------------------------------------------------------------------
Kenneth M. Manell  Vice President           Since 2010       Vice President of all the DFA Entities and
1972                                                         Dimensional Cayman Commodity Fund I Ltd.
                                                             Formerly, Counsel for Dimensional Fund Advisors
                                                             LP (September 2006-January 2010).
----------------------------------------------------------------------------------------------------------------
Aaron M. Marcus    Vice President           Since 2008       Vice President of all DFA Entities and Head of
1970                                                         Global Human Resources for Dimensional Fund
                                                             Advisors LP.
----------------------------------------------------------------------------------------------------------------
David R. Martin    Vice President, Chief    Since 2007       Vice President, Chief Financial Officer and
1956               Financial Officer and                     Treasurer of all the DFA Entities and Dimensional
                   Treasurer                                 Cayman Commodity Fund I Ltd. Director, Vice
                                                             President, Chief Financial Officer and Treasurer
                                                             of Dimensional Fund Advisors Ltd., DFA Australia
                                                             Limited, Dimensional Advisors Pte. Ltd.,
                                                             Dimensional Hong Kong Limited, and
                                                             Dimensional Fund Advisors Canada ULC.
                                                             Director of Dimensional Funds plc and
                                                             Dimensional Funds II plc. Statutory Auditor of
                                                             Dimensional Japan Ltd. Formerly, Chief Financial
                                                             Officer, Treasurer and Vice President of
                                                             Dimensional SmartNest (US) LLC (October 2010-
                                                             November 2014).
----------------------------------------------------------------------------------------------------------------

                                           Term of Office/1/
 Name and Year of                            and Length of
       Birth              Position              Service              Principal Occupation During Past 5 Years
--------------------------------------------------------------------------------------------------------------------
Duane R. Mattson     Vice President       Since 2015            Vice President of all the DFA Entities. Formerly,
1965                                                            Senior Compliance Officer (May 2012-January
                                                                2015) for Dimensional Fund Advisors LP; Chief
                                                                Compliance Officer (April 2010-April 2012) for Al
                                                                Frank Asset Management.
--------------------------------------------------------------------------------------------------------------------
Bryan R. McClune     Vice President       Since 2014            Vice President of all the DFA Entities. Formerly,
1975                                                            Regional Director of Dimensional Fund Advisors
                                                                LP (January 2009-January 2014).
--------------------------------------------------------------------------------------------------------------------
Philip P. McInnis    Vice President       Since 2014            Vice President of all the DFA Entities. Formerly,
1984                                                            Regional Director (January 2009-January 2014)
                                                                and Senior Associate (2011) for Dimensional
                                                                Fund Advisors LP; Investment Consultant (March
                                                                2010-December 2010) and Investment Analyst
                                                                (December 2007-March 2010) at Towers Watson.
--------------------------------------------------------------------------------------------------------------------
Travis A. Meldau     Vice President       Since 2015            Vice President of all the DFA Entities. Portfolio
1981                                                            Manager (since September 2011) for Dimensional
                                                                Fund Advisors LP. Formerly, Portfolio Manager
                                                                for Wells Capital Management (October 2004-
                                                                September 2011).
--------------------------------------------------------------------------------------------------------------------
Jonathan G. Nelson   Vice President       Since 2013            Vice President of all the DFA Entities. Formerly,
1971                                                            Manager, Investment Systems (2011-January
                                                                2013) and Project Manager (2007-2010) for
                                                                Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------
Catherine L. Newell  Vice President and   Vice President since  Vice President and Secretary of all the DFA
1964                 Secretary            1997 and Secretary    Entities. Director, Vice President and Secretary of
                                          since 2000            DFA Australia Limited and Dimensional Fund
                                                                Advisors Ltd. (since February 2002, April 1997,
                                                                and May 2002, respectively). Vice President and
                                                                Secretary of Dimensional Fund Advisors Canada
                                                                ULC (since June 2003), Dimensional Cayman
                                                                Commodity Fund I Ltd., Dimensional Japan Ltd
                                                                (since February 2012), Dimensional Advisors Ltd
                                                                (since March 2012), Dimensional Fund Advisors
                                                                Pte. Ltd. (since June 2012). Director of
                                                                Dimensional Funds plc and Dimensional Funds II
                                                                plc (since 2002 and 2006, respectively). Director
                                                                of Dimensional Japan Ltd., Dimensional Advisors
                                                                Ltd., Dimensional Fund Advisors Pte. Ltd. and
                                                                Dimensional Hong Kong Limited (since August
                                                                2012 and July 2012). Formerly, Vice President
                                                                and Secretary of Dimensional SmartNest (US)
                                                                LLC (October 2010-November 2014).
--------------------------------------------------------------------------------------------------------------------
John R. Nicholson    Vice President       Since 2015            Vice President of all the DFA Entities. Formerly,
1977                                                            Regional Director (June 2011-January 2015) for
                                                                Dimensional Fund Advisors LP; Sales Executive
                                                                for Vanguard (July 2008-May 2011).
--------------------------------------------------------------------------------------------------------------------
Pamela B. Noble      Vice President       Since 2011            Vice President of all the DFA Entities. Formerly,
1964                                                            Portfolio Manager for Dimensional Fund Advisors
                                                                LP (2008--2010).
--------------------------------------------------------------------------------------------------------------------
Selwyn Notelovitz    Vice President and   Since 2013            Vice President of all the DFA Entities. Deputy
1961                 Deputy Chief                               Chief Compliance Officer of Dimensional Fund
                     Compliance Officer                         Advisors LP (since December 2012). Formerly,
                                                                Chief Compliance Officer of Wellington
                                                                Management Company, LLP (2004-2011).
--------------------------------------------------------------------------------------------------------------------
Carolyn L. O         Vice President       Since 2010            Vice President of all the DFA Entities and
1974                                                            Dimensional Cayman Commodity Fund I Ltd.
                                                                Deputy General Counsel, Funds (since 2011).
                                                                Formerly, Counsel for Dimensional Fund Advisors
                                                                LP (2007-2010).
--------------------------------------------------------------------------------------------------------------------
Gerard K. O'Reilly   Vice President and   Vice President since  Vice President and Co-Chief Investment Officer of
1976                 Co-Chief Investment  2007 and Co-Chief     all the DFA Entities and Dimensional Fund
                     Officer              Investment Officer    Advisors Canada ULC. Director of Dimensional
                                          since 2014            Funds plc and Dimensional Fund II plc.
--------------------------------------------------------------------------------------------------------------------

                                    Term of Office/1/
 Name and Year of                    and Length of
      Birth            Position         Service             Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------
Daniel C. Ong       Vice President    Since 2009       Vice President of all the DFA Entities. Portfolio
1973                                                   Manager for Dimensional Fund Advisors LP
                                                       (since July 2005).
-----------------------------------------------------------------------------------------------------------
Kyle K. Ozaki       Vice President    Since 2010       Vice President of all the DFA Entities. Formerly,
1978                                                   Senior Compliance Officer (January 2008-January
                                                       2010) and Compliance Officer (February 2006-
                                                       December 2007) for Dimensional Fund Advisors
                                                       LP.
-----------------------------------------------------------------------------------------------------------
Matthew A. Pawlak   Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1977                                                   Regional Director for Dimensional Fund Advisors
                                                       LP (2012-January 2013); Senior Consultant (June
                                                       2011-December 2011) and Senior Investment
                                                       Analyst and Consultant (July 2008-June 2011) at
                                                       Hewitt EnnisKnupp.
-----------------------------------------------------------------------------------------------------------
Jeffrey L. Pierce   Vice President    Since 2015       Vice President of all the DFA Entities. Senior
1984                                                   Manager, Advisor Benchmarking (since January
                                                       2015) for Dimensional Fund Advisors LP.
                                                       Formerly, Manager, Advisor Benchmarking (April
                                                       2012-December 2014) for Dimensional Fund
                                                       Advisors LP; Senior Manager, Research and
                                                       Consulting (October 2010-April 2012) for Crain
                                                       Communications Inc.; Senior Manager, Revenue
                                                       Planning and Strategy (April 2007-October 2010)
                                                       for T-Mobile.
-----------------------------------------------------------------------------------------------------------
Olivian T. Pitis    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1974                                                   Regional Director (May 2011-January 2015) for
                                                       Dimensional Fund Advisors LP; Investment
                                                       Counselor/Regional Director for Halbert Hargrove
                                                       (2008-May 2011).
-----------------------------------------------------------------------------------------------------------
Brian P. Pitre      Vice President    Since 2015       Vice President of all the DFA Entities. Counsel for
1976                                                   Dimensional Fund Advisors LP (since February
                                                       2015). Formerly, Chief Financial Officer and
                                                       General Counsel for Relentless (March 2014-
                                                       January 2015); Vice President of all the DFA
                                                       Entities (January 2013-March 2014); Counsel for
                                                       Dimensional Fund Advisors LP (January 2009-
                                                       March 2014).
-----------------------------------------------------------------------------------------------------------
David A. Plecha     Vice President    Since 1993       Vice President of all the DFA Entities, DFA
1961                                                   Australia Limited, Dimensional Fund Advisors Ltd.
                                                       and Dimensional Fund Advisors Canada ULC.
-----------------------------------------------------------------------------------------------------------
Allen Pu            Vice President    Since 2011       Vice President of all the DFA Entities. Senior
1970                                                   Portfolio Manager for Dimensional Fund Advisors
                                                       LP (since January 2015). Formerly, Portfolio
                                                       Manager for Dimensional Fund Advisors LP
                                                       (2006-January 2015).
-----------------------------------------------------------------------------------------------------------
David J. Rapozo     Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1967                                                   Regional Director for Dimensional Fund Advisors
                                                       LP (January 2011-January 2014); Vice President
                                                       at BlackRock (2009-2010).
-----------------------------------------------------------------------------------------------------------
Mark A. Regier      Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1969                                                   Planning and Analysis Manager for Dimensional
                                                       Fund Advisors LP (July 2007-January 2014).
-----------------------------------------------------------------------------------------------------------
Cory T. Riedberger  Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1979                                                   Regional Director (March 2011-January 2015) for
                                                       Dimensional Fund Advisors LP; Regional Vice
                                                       President (2003-March 2011) for Invesco
                                                       PowerShares.
-----------------------------------------------------------------------------------------------------------
Savina B. Rizova    Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1981                                                   Research Associate (June 2011-January 2012)
                                                       for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------

                                     Term of Office/1/
 Name and Year of                     and Length of
       Birth            Position         Service            Principal Occupation During Past 5 Years
----------------------------------------------------------------------------------------------------------
Michael F. Rocque    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1968                                                    Senior Fund Accounting Manager (July 2013-
                                                        January 2015) for Dimensional Fund Advisors LP;
                                                        Senior Financial Consultant and Chief Accounting
                                                        Officer (July 2002-July 2013) for MFS Investment
                                                        Management.
----------------------------------------------------------------------------------------------------------
L. Jacobo Rodriguez  Vice President    Since 2005       Vice President of all the DFA Entities.
1971
----------------------------------------------------------------------------------------------------------
Austin S. Rosenthal  Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1978                                                    Vice President for Dimensional SmartNest (US)
                                                        LLC (September 2010-November 2014).
----------------------------------------------------------------------------------------------------------
Oliver J. Rowe       Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1960                                                    Senior Manager, Human Resources for
                                                        Dimensional Fund Advisors LP (January 2012-
                                                        January 2014); Director of Human Resources at
                                                        Spansion, Inc. (March 2009-December 2011).
----------------------------------------------------------------------------------------------------------
Joseph S. Ruzicka    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1987                                                    Manager Investment Analytics and Data (January
                                                        2014-January 2015), Senior Associate,
                                                        Investment Analytics and Data (January 2013-
                                                        January 2014), Associate, Investment Analytics
                                                        and Data (January 2012-January 2013), and
                                                        Investment Data Analyst (April 2010-January
                                                        2012) for Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------
Julie A. Saft        Vice President    Since 2010       Vice President of all the DFA Entities. Formerly,
1959                                                    Client Systems Manager for Dimensional Fund
                                                        Advisors LP (July 2008-January 2010); Senior
                                                        Manager at Vanguard (November 1997-July
                                                        2008).
----------------------------------------------------------------------------------------------------------
Joel P. Schneider    Vice President    Since 2015       Vice President of all the DFA Entities. Portfolio
1980                                                    Manager (since 2013) for Dimensional Fund
                                                        Advisors LP. Formerly, Investment Associate
                                                        (April 2011-January 2013) for Dimensional Fund
                                                        Advisors LP; Associate Consultant for ZS
                                                        Associates (April 2008-November 2010).
----------------------------------------------------------------------------------------------------------
Ashish Shrestha      Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1978                                                    Regional Director (September 2009-January
                                                        2015) and Senior Associate (September 2008-
                                                        September 2009) for Dimensional Fund Advisors
                                                        LP.
----------------------------------------------------------------------------------------------------------
Bruce A. Simmons     Vice President    Since 2009       Vice President of all the DFA Entities. Formerly,
1965                                                    Investment Operations Manager for Dimensional
                                                        Fund Advisors LP (May 2007-January 2009).
----------------------------------------------------------------------------------------------------------
Ted R. Simpson       Vice President    Since 2007       Vice President of all the DFA Entities.
1968
----------------------------------------------------------------------------------------------------------
Bhanu P. Singh       Vice President    Since 2014       Vice President of all the DFA Entities. Senior
1981                                                    Portfolio Manager for Dimensional Fund Advisors
                                                        LP (since January 2015). Formerly, Portfolio
                                                        Manager (January 2012-January 2015) and
                                                        Investment Associate for Dimensional Fund
                                                        Advisors LP (August 2010-December 2011).
----------------------------------------------------------------------------------------------------------
Bryce D. Skaff       Vice President    Since 2007       Vice President of all the DFA Entities.
1975
----------------------------------------------------------------------------------------------------------
Lukas J. Smart       Vice President    Since 2014       Vice President of all the DFA Entities. Portfolio
1977                                                    Manager of Dimensional Fund Advisors LP (since
                                                        January 2010).
----------------------------------------------------------------------------------------------------------
Andrew D. Smith      Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
1968                                                    Project Manager for Dimensional Fund Advisors
                                                        LP (2007-2010).
----------------------------------------------------------------------------------------------------------
Grady M. Smith       Vice President    Since 2004       Vice President of all the DFA Entities and
1956                                                    Dimensional Fund Advisors Canada ULC.
----------------------------------------------------------------------------------------------------------

                                      Term of Office/1/
  Name and Year of                     and Length of
       Birth             Position         Service            Principal Occupation During Past 5 Years
-----------------------------------------------------------------------------------------------------------
Lawrence R. Spieth    Vice President    Since 2004       Vice President of all the DFA Entities.
1947
-----------------------------------------------------------------------------------------------------------
Richard H. Tatlow V   Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                     Regional Director for Dimensional Fund Advisors
                                                         LP (April 2010-January 2013).
-----------------------------------------------------------------------------------------------------------
Blake T. Tatsuta      Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1973                                                     Manager, Investment Analytics and Data (2012-
                                                         January 2013) and Research Assistant (2002-
                                                         2011) for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------
Erik T. Totten        Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1980                                                     Regional Director (2010-January 2013) and
                                                         Senior Associate (2007-2009) for Dimensional
                                                         Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------
John H. Totten        Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1978                                                     Regional Director for Dimensional Fund Advisors
                                                         LP (January 2008--January 2012).
-----------------------------------------------------------------------------------------------------------
Robert C. Trotter     Vice President    Since 2009       Vice President of all the DFA Entities.
1958
-----------------------------------------------------------------------------------------------------------
Dave C. Twardowski    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1982                                                     Research Associate (June 2011-January 2015)
                                                         for Dimensional Fund Advisors LP; Research
                                                         Assistant at Dartmouth College (2009-2011).
-----------------------------------------------------------------------------------------------------------
Karen E. Umland       Vice President    Since 1997       Vice President of all the DFA Entities, DFA
1966                                                     Australia Limited, Dimensional Fund Advisors
                                                         Ltd., and Dimensional Fund Advisors Canada
                                                         ULC.
-----------------------------------------------------------------------------------------------------------
Benjamin C. Walker    Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                     Regional Director for Dimensional Fund Advisors
                                                         LP (September 2008-January 2014).
-----------------------------------------------------------------------------------------------------------
Brian J. Walsh        Vice President    Since 2009       Vice President of all the DFA Entities. Portfolio
1970                                                     Manager for Dimensional Fund Advisors LP
                                                         (since 2004).
-----------------------------------------------------------------------------------------------------------
Jessica Walton        Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1974                                                     Regional Director (January 2012-January 2015)
                                                         for Dimensional Fund Advisors LP; Director of
                                                         Marketing and Investor Relations for Treaty Oak
                                                         Capital Management (July 2011-October 2011);
                                                         Vice President for Rockspring Capital (October
                                                         2010-July 2011); Program Director for RevEurope
                                                         Payments (November 2008-October 2010).
-----------------------------------------------------------------------------------------------------------
Weston J. Wellington  Vice President    Since 1997       Vice President of all the DFA Entities.
1951
-----------------------------------------------------------------------------------------------------------
Ryan J. Wiley         Vice President    Since 2007       Vice President of all the DFA Entities.
1976
-----------------------------------------------------------------------------------------------------------
Stacey E. Winning     Vice President    Since 2015       Vice President of all the DFA Entities. Head of
1981                                                     Global Recruiting and Development (since June
                                                         2014) for Dimensional Fund Advisors LP.
                                                         Formerly, Senior Manager, Recruiting (December
                                                         2012-June 2014) for Dimensional Fund Advisors
                                                         LP; Co-Head of Global Recruiting (May 2009-
                                                         November 2012) for Two Sigma Investments.
-----------------------------------------------------------------------------------------------------------
Paul E. Wise          Vice President    Since 2005       Vice President of all the DFA Entities.
1955
-----------------------------------------------------------------------------------------------------------
Joseph L. Young       Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
1978                                                     Regional Director for Dimensional Fund Advisors
                                                         LP (2005-2010).
-----------------------------------------------------------------------------------------------------------

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (Unaudited)

For shareholders that do not have an October 31, 2015 tax year end, this notice is for informational purposes only. For shareholders with and October 31, 2015 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2014 to October 31, 2015, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                                                   Qualifying
                                                                                                                      For
                                            Net                                                                    Corporate
                                        Investment    Short-Term     Long-Term   Return                            Dividends
                                          Income     Capital Gain  Capital Gain    of    Tax-Exempt     Total       Received
DFA Investment Dimensions Group Inc.   Distributions Distributions Distributions Capital  Interest  Distributions Deduction(1)
------------------------------------   ------------- ------------- ------------- ------- ---------- ------------- ------------
Enhanced U.S. Large Company
 Portfolio............................        3%          37%           60%        --        --          100%          --
US Large Cap Equity Portfolio.........       94%           3%           --         --        --          100%         100%
U.S. Large Cap Value Portfolio........       72%          --            28%        --        --          100%         100%
U.S. Targeted Value Portfolio.........       23%           3%           74%        --        --          100%         100%
U.S. Small Cap Value Portfolio........       23%          --            77%        --        --          100%         100%
U.S. Core Equity 1 Portfolio..........       79%          --            21%        --        --          100%         100%
U.S. Core Equity 2 Portfolio..........       70%          --            30%        --        --          100%         100%
U.S. Vector Equity Portfolio..........       32%          --            68%        --        --          100%         100%
U.S. Small Cap Portfolio..............       27%          --            73%        --        --          100%         100%
U.S. Micro Cap Portfolio..............       13%          --            87%        --        --          100%         100%
DFA Real Estate Securities
 Portfolio............................      100%          --            --         --        --          100%         100%
Large Cap International Portfolio.....      100%          --            --         --        --          100%         100%
International Core Equity Portfolio...      100%          --            --         --        --          100%         100%
International Small Company
 Portfolio............................       43%           5%           51%        --        --          100%         100%
Japanese Small Company Portfolio......      100%          --            --         --        --          100%         100%
Asia Pacific Small Company
 Portfolio............................      100%          --            --         --        --          100%         100%
United Kingdom Small Company
 Portfolio............................       32%           1%           67%        --        --          100%         100%
Continental Small Company
 Portfolio............................      100%          --            --         --        --          100%         100%
DFA International Real Estate
 Securities Portfolio.................      100%          --            --         --        --          100%         100%
DFA Global Real Estate Securities
 Portfolio............................      100%          --            --         --        --          100%         100%
DFA International Small Cap Value
 Portfolio............................       52%          --            48%        --        --          100%         100%
International Vector Equity Portfolio.       76%           2%           22%        --        --          100%         100%
World ex U.S. Value Portfolio.........      100%          --            --         --        --          100%         100%
World ex U.S. Targeted Value
 Portfolio**..........................       91%          --             9%        --        --          100%         100%
World ex U.S. Core Equity
 Portfolio**..........................      100%          --            --         --        --          100%         100%

                                                                                             Qualifying
                                                                                               Short-
                                       Qualifying    U.S.      Foreign   Foreign  Qualifying    Term
                                        Dividend  Government     Tax     Source    Interest   Capital
DFA Investment Dimensions Group Inc.   Income(2)  Interest(3) Credit(4) Income(5) Income(6)   Gain(7)
------------------------------------   ---------- ----------- --------- --------- ---------- ----------
Enhanced U.S. Large Company
 Portfolio............................     --          5%        --         --       100%       100%
US Large Cap Equity Portfolio.........    100%        --         --         --       100%       100%
U.S. Large Cap Value Portfolio........    100%        --         --         --       100%       100%
U.S. Targeted Value Portfolio.........    100%        --         --         --       100%       100%
U.S. Small Cap Value Portfolio........    100%        --         --         --       100%       100%
U.S. Core Equity 1 Portfolio..........    100%        --         --         --       100%       100%
U.S. Core Equity 2 Portfolio..........    100%        --         --         --       100%       100%
U.S. Vector Equity Portfolio..........    100%        --         --         --       100%       100%
U.S. Small Cap Portfolio..............    100%        --         --         --       100%       100%
U.S. Micro Cap Portfolio..............    100%        --         --         --       100%       100%
DFA Real Estate Securities
 Portfolio............................    100%        --         --         --       100%       100%
Large Cap International Portfolio.....    100%        --          4%       100%      100%       100%
International Core Equity Portfolio...    100%        --          4%       100%      100%       100%
International Small Company
 Portfolio............................    100%        --          5%       100%      100%       100%
Japanese Small Company Portfolio......    100%        --         12%       100%      100%       100%
Asia Pacific Small Company
 Portfolio............................    100%        --          2%       100%      100%       100%
United Kingdom Small Company
 Portfolio............................    100%        --         --        100%      100%       100%
Continental Small Company
 Portfolio............................    100%        --          8%       100%      100%       100%
DFA International Real Estate
 Securities Portfolio.................    100%        --         10%       100%      100%       100%
DFA Global Real Estate Securities
 Portfolio............................    100%        --          2%         3%      100%       100%
DFA International Small Cap Value
 Portfolio............................    100%        --          5%       100%      100%       100%
International Vector Equity Portfolio.    100%        --          5%       100%      100%       100%
World ex U.S. Value Portfolio.........    100%        --          5%       100%      100%       100%
World ex U.S. Targeted Value
 Portfolio**..........................    100%        --          3%        59%      100%       100%
World ex U.S. Core Equity
 Portfolio**..........................    100%        --         --          0%      100%       100%

                                                                                                                   Qualifying
                                                                                                                      For
                                            Net                                                                    Corporate
                                        Investment    Short-Term     Long-Term   Return                            Dividends
                                          Income     Capital Gain  Capital Gain    of    Tax-Exempt     Total       Received
DFA Investment Dimensions Group Inc.   Distributions Distributions Distributions Capital  Interest  Distributions Deduction(1)
------------------------------------   ------------- ------------- ------------- ------- ---------- ------------- ------------
World Core Equity Portfolio (formerly
 Dimensional Retirement Equity
 Fund II).............................       92%          --             8%        --        --          100%         100%
Selectively Hedged Global Equity
 Portfolio............................       68%           5%           27%        --        --          100%         100%
Emerging Markets Portfolio............      100%          --            --         --        --          100%         100%
Emerging Markets Small Cap
 Portfolio............................       53%           2%           45%        --        --          100%         100%
Emerging Markets Value Portfolio......      100%          --            --         --        --          100%         100%
Emerging Markets Core Equity
 Portfolio............................      100%          --            --         --        --          100%         100%
DFA Commodity Strategy Portfolio......       91%          --             9%        --        --          100%         100%
Dimensional Investment Group
 Inc.                                                                              --
DFA International Value Portfolio.....      100%          --            --         --        --          100%         100%
U.S. Large Company Portfolio..........       94%          --             6%        --        --          100%         100%

                                                                                             Qualifying
                                                                                               Short-
                                       Qualifying    U.S.      Foreign   Foreign  Qualifying    Term
                                        Dividend  Government     Tax     Source    Interest   Capital
DFA Investment Dimensions Group Inc.   Income(2)  Interest(3) Credit(4) Income(5) Income(6)   Gain(7)
------------------------------------   ---------- ----------- --------- --------- ---------- ----------
World Core Equity Portfolio (formerly
 Dimensional Retirement Equity
 Fund II).............................    100%        --          3%        62%      100%       100%
Selectively Hedged Global Equity
 Portfolio............................    100%        --          2%        39%      100%       100%
Emerging Markets Portfolio............    100%        --          7%       100%      100%       100%
Emerging Markets Small Cap
 Portfolio............................    100%        --          4%       100%      100%       100%
Emerging Markets Value Portfolio......    100%        --          7%       100%      100%       100%
Emerging Markets Core Equity
 Portfolio............................    100%        --          6%       100%      100%       100%
DFA Commodity Strategy Portfolio......    100%        15%        --         --       100%       100%
Dimensional Investment Group
 Inc.
DFA International Value Portfolio.....    100%        --          4%       100%      100%       100%
U.S. Large Company Portfolio..........    100%        --         --         --       100%       100%

----------
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.
(4)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(7)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                                                               DFA103115-001A
 [LOGO]                                                              00157599

ITEM 2.CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the "Report"), a code of ethics that applies to the Registrant's principal executive officer and principal financial officer (the "Code of Business Ethics"). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3.AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees has determined that Abbie J. Smith possesses the technical attributes to qualify as an "audit committee financial expert" serving on the Registrant's Audit Committee and has designated Ms. Smith as the "audit committee financial expert." Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith's education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4.PRINCIPAL ACCOUNTANT FEES AND SERVICES.

    (a)Audit Fees

          Fiscal Year Ended October 31, 2015: $20,393
          Fiscal Year Ended October 31, 2014: $19,430

    (b)Audit-Related Fees
          Fees for Registrant     Fiscal Year Ended October 31, 2015: $1,566
                                  Fiscal Year Ended October 31, 2014: $1,580

   For fiscal years ended October 31, 2015 and October 31, 2014, Audit-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant's semi-annual financial statements.

       Audit-Related Fees required to be approved pursuant to paragraph
       (c)(7)(ii) of Rule 2-01 of Regulation S-X
                                  Fiscal Year Ended October 31, 2015: $172,000
                                  Fiscal Year Ended October 31, 2014: $165,000

   For the fiscal years ended October 31, 2015 and October 31, 2014, Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SSAE 16 over controls at the Registrant's investment adviser.

    (c)Tax Fees
          Fees for Registrant     Fiscal Year Ended October 31, 2015: $5,628
                                  Fiscal Year Ended October 31, 2014: $8,447

   Tax Fees included, for the fiscal years ended October 31, 2015 and October 31, 2014, fees for tax services in connection with the Registrant's excise tax calculations, limited review of the Registrant's applicable tax returns and capital gains tax services in India.

   There were no Tax Fees required to be approved pursuant to paragraph
   (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)All Other Fees
          Fees for Registrant     Fiscal Year Ended October 31, 2015: $0
                                  Fiscal Year Ended October 31, 2014: $0

   There were no "All Other Fees" required to be approved pursuant to paragraph
   (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

   (e)(1) Audit Committee's Pre-Approval Policies and Procedures

                     Pre-Approval Policies and Procedures
                               as adopted by the
                               Audit Committees
                                      of
                     DFA Investment Dimensions Group Inc.
                    Dimensional Emerging Markets Value Fund
                       Dimensional Investment Group Inc.
                       The DFA Investment Trust Company
                            (together, the "Funds")

   The Sarbanes-Oxley Act of 2002 (the "Act") and the rules (the "Rules") adopted by the U.S. Securities and Exchange Commission (the "SEC") require that the Funds' Audit Committees (together, the "Committee") pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the "Auditor"). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors LP ("Dimensional"), the Funds' investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the "Service Affiliates") if the services directly impact the Funds' operations and financial reporting.

   The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

   These policies and procedures comply with the requirements for pre-approval, but also provide mechanisms by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

       A. General

       1. The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

       2. The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor's engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds' operations and financial reporting.

       B. Pre-Approval of Audit Services to the Funds

       1. The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds' financial statements for each fiscal year (the "Engagement"). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor's qualifications and independence. The Committee also shall consider the Auditor's proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

       2. The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the "Board") regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

       3. Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not "interested persons" of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the "Independent Directors").

       C. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--by Types of Services

       1. The Committee may pre-approve types of non-audit services (including tax services) to the Funds and their Service Affiliates pursuant to this Section C.

       2. Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds' operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

       3. The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail (which may include a range of tax services) and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request. If management and the Auditor desire the Committee to preapprove the furnishing of a range of tax services, the Auditor shall provide an estimated range of fees for such tax services for the consideration and approval by the Committee.

       4. The Committee's pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

       5. A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

       D. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--Project-by-Project Basis

       1. The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

       2. Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

       3. The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a "Designated Member") to consider, on the Committee's behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee's behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds' management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

       4. The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

           (a)pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

           (b)refer such matter to the full Committee for its consideration and action.

          In considering any requested non-audit services or proposed material change in such services, the Designated Member's authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

       5. The Designated Member's pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

       E. Amendment; Annual Review

       1. The Committee may amend these procedures from time to time.

       2. These procedures shall be reviewed annually by the Committee.

       F. Recordkeeping

       1. The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

       2. In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

       3. A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

   (e)(2)The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant's Audit Committee but not pursuant to paragraph
         (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    (f)The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the fiscal year ended October 31, 2015 that were attributed to work performed by persons other than the principal accountant's full time, permanent employees was not greater than 50%.

    (g)Aggregate Non-Audit Fees
                              Fiscal Year Ended October 31, 2015: $1,485,185 Fiscal Year Ended October 31, 2014: $2,218,385

    (h)The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph
       (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.INVESTMENTS.

(a)The Registrant's schedule of investments is provided below.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2015

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
COMMON STOCKS -- (90.4%)
BRAZIL -- (4.3%)
    Aliansce Shopping Centers SA................................    275,800 $   747,175       0.0%
*   B2W Cia Digital.............................................     66,400     250,790       0.0%
    Banco Alfa de Investimento SA...............................     62,900     136,960       0.0%
    Banco Bradesco SA...........................................     62,900     382,519       0.0%
    Banco do Brasil SA.......................................... 11,415,973  47,309,597       0.3%
    Banco Santander Brasil SA...................................     44,400     159,243       0.0%
    BM&FBovespa SA.............................................. 27,909,603  82,522,759       0.6%
    Brasil Brokers Participacoes SA.............................  1,311,600     510,080       0.0%
    BrasilAgro - Co. Brasileira de Propriedades Agricolas.......     14,300      39,664       0.0%
#   Braskem SA Sponsored ADR....................................    519,811   5,795,893       0.1%
    Cia Siderurgica Nacional SA.................................  5,922,362   6,660,738       0.1%
    Contax Participacoes SA.....................................     47,200      18,352       0.0%
    Cosan SA Industria e Comercio...............................  1,651,151  10,574,120       0.1%
    CR2 Empreendimentos Imobiliarios SA.........................     63,100      39,493       0.0%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes.....  3,631,878   8,435,264       0.1%
    Direcional Engenharia SA....................................  1,668,761   1,531,615       0.0%
    Duratex SA..................................................  2,815,360   4,670,597       0.0%
    Embraer SA..................................................    513,596   3,764,535       0.0%
    Embraer SA ADR..............................................    160,017   4,699,699       0.0%
    Eternit SA..................................................    267,002     155,056       0.0%
    Even Construtora e Incorporadora SA.........................  6,517,239   6,757,967       0.1%
    Ez Tec Empreendimentos e Participacoes SA...................    921,463   3,033,221       0.0%
    Fibria Celulose SA..........................................  2,166,905  29,570,733       0.2%
#   Fibria Celulose SA Sponsored ADR............................  3,529,117  47,713,662       0.3%
#*  Gafisa SA ADR...............................................  2,278,791   2,939,640       0.0%
*   General Shopping Brasil SA..................................     10,930       7,061       0.0%
    Gerdau SA...................................................  1,988,763   2,113,575       0.0%
#   Gerdau SA Sponsored ADR..................................... 14,337,956  19,929,759       0.1%
    Guararapes Confeccoes SA....................................     47,100     592,267       0.0%
    Helbor Empreendimentos SA...................................  1,207,289     638,733       0.0%
*   Hypermarcas SA..............................................  3,359,966  15,239,712       0.1%
    Industrias Romi SA..........................................     29,132      13,365       0.0%
*   International Meal Co. Alimentacao SA.......................    244,400     294,747       0.0%
    Iochpe Maxion SA............................................  1,023,312   4,243,787       0.0%
    JBS SA...................................................... 14,818,377  54,705,353       0.4%
    JHSF Participacoes SA.......................................  1,117,774     507,023       0.0%
    Kepler Weber SA.............................................     12,200      72,240       0.0%
    Klabin SA...................................................  2,345,749  13,333,707       0.1%
    Kroton Educacional SA.......................................  7,621,545  19,473,879       0.1%
*   Log-in Logistica Intermodal SA..............................    811,900     157,833       0.0%
    LPS Brasil Consultoria de Imoveis SA........................     97,200      52,910       0.0%
*   Magnesita Refratarios SA....................................  3,289,766   2,219,393       0.0%
    Mahle-Metal Leve SA.........................................     48,900     296,848       0.0%
    Makira Empreendimentos SA................................... 13,522,500     346,826       0.0%
*   Marfrig Global Foods SA.....................................  5,157,244   8,518,734       0.1%
    Marisa Lojas SA.............................................      6,200      10,458       0.0%
*   Mills Estruturas e Servicos de Engenharia SA................    440,046     510,995       0.0%
    MRV Engenharia e Participacoes SA...........................  7,237,624  13,920,380       0.1%
*   Paranapanema SA.............................................  3,945,543   2,854,538       0.0%
*   PDG Realty SA Empreendimentos e Participacoes...............    310,130     163,675       0.0%
*   Petroleo Brasileiro SA......................................  8,577,364  20,836,319       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
BRAZIL -- (Continued)
#*  Petroleo Brasileiro SA Sponsored ADR........................  21,223,195 $103,569,192       0.7%
    Porto Seguro SA.............................................     629,104    5,272,575       0.0%
*   Profarma Distribuidora de Produtos Farmaceuticos SA.........      62,025       96,111       0.0%
    QGEP Participacoes SA.......................................   1,295,566    2,001,785       0.0%
    Rodobens Negocios Imobiliarios SA...........................     280,316      348,558       0.0%
*   Rumo Logistica Operadora Multimodal SA......................     430,469      819,162       0.0%
    Santos Brasil Participacoes SA..............................     146,000      541,007       0.0%
    Sao Carlos Empreendimentos e Participacoes SA...............      39,000      232,574       0.0%
    Sao Martinho SA.............................................     473,351    5,450,224       0.0%
    SLC Agricola SA.............................................   1,141,191    5,092,922       0.0%
*   Springs Global Participacoes SA.............................     236,300      183,858       0.0%
    Sul America SA..............................................   1,603,935    7,869,479       0.1%
    Technos SA..................................................      39,400       39,846       0.0%
    Tecnisa SA..................................................   2,289,757    1,733,690       0.0%
*   Tereos Internacional SA.....................................     595,672       80,256       0.0%
    TPI - Triunfo Participacoes e Investimentos SA..............     445,500      344,290       0.0%
    Trisul SA...................................................      48,261       30,675       0.0%
    Usinas Siderurgicas de Minas Gerais SA......................     524,300    1,074,519       0.0%
    Vale SA.....................................................   6,282,401   27,780,898       0.2%
    Vale SA Sponsored ADR.......................................  19,427,065   84,702,003       0.6%
*   Vanguarda Agro SA...........................................      98,533      374,107       0.0%
    Via Varejo SA...............................................     167,924      126,514       0.0%
                                                                             ------------       ---
TOTAL BRAZIL....................................................              697,237,734       4.6%
                                                                             ------------       ---

CHILE -- (1.5%)
    Bupa Chile SA...............................................     168,414      131,168       0.0%
    CAP SA......................................................     355,752      941,019       0.0%
    Cementos BIO BIO SA.........................................     665,307      476,230       0.0%
    Cencosud SA.................................................   7,931,018   17,389,880       0.1%
    Cencosud SA ADR.............................................      56,591      372,369       0.0%
*   Cia Sud Americana de Vapores SA.............................  94,126,279    2,283,165       0.0%
    Cintac SA...................................................     155,202       23,015       0.0%
    Corpbanca SA................................................ 933,647,228    8,562,859       0.1%
    Cristalerias de Chile SA....................................     264,624    1,773,523       0.0%
    Embotelladora Andina SA Class A ADR.........................      15,478      276,592       0.0%
    Empresa Nacional de Telecomunicaciones SA...................       2,318       21,464       0.0%
    Empresas CMPC SA............................................  20,178,327   49,724,728       0.3%
    Empresas COPEC SA...........................................   2,275,155   21,223,799       0.2%
    Empresas Hites SA...........................................   1,794,180      592,292       0.0%
    Enersis SA..................................................  78,343,920   20,729,277       0.1%
    Enersis SA Sponsored ADR....................................   5,571,144   73,817,658       0.5%
    Gasco SA....................................................     161,080    1,091,135       0.0%
    Grupo Security SA...........................................   1,143,589      323,054       0.0%
    Inversiones Aguas Metropolitanas SA.........................   5,939,333    8,457,410       0.1%
*   Latam Airlines Group SA.....................................   1,711,683    9,159,511       0.1%
#*  Latam Airlines Group SA Sponsored ADR.......................   1,133,277    6,244,356       0.1%
    Masisa SA...................................................  43,593,930    1,161,845       0.0%
    PAZ Corp. SA................................................   2,201,345      951,836       0.0%
    Ripley Corp. SA.............................................  12,743,402    4,219,023       0.0%
    Salfacorp SA................................................   2,599,267    1,424,097       0.0%
    Sigdo Koppers SA............................................      76,067       91,449       0.0%
    Sociedad Matriz SAAM SA.....................................  52,439,424    3,418,661       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
CHILE -- (Continued)
    Sociedad Quimica y Minera de Chile SA Class A...............       2,374 $     66,725       0.0%
    Socovesa SA.................................................   5,773,726    1,000,602       0.0%
*   Tech Pack SA................................................     626,034      205,368       0.0%
    Vina Concha y Toro SA.......................................   1,128,687    1,920,005       0.0%
    Vina San Pedro Tarapaca SA..................................   6,292,604       49,414       0.0%
                                                                             ------------       ---
TOTAL CHILE.....................................................              238,123,529       1.6%
                                                                             ------------       ---

CHINA -- (14.0%)
    361 Degrees International, Ltd..............................   9,028,000    3,203,616       0.0%
#   Agile Property Holdings, Ltd................................  21,094,999   11,456,204       0.1%
    Agricultural Bank of China, Ltd. Class H.................... 199,469,000   81,821,460       0.6%
    Air China, Ltd. Class H.....................................   5,788,000    5,582,531       0.1%
*   Aluminum Corp. of China, Ltd. ADR...........................     132,794    1,066,336       0.0%
#*  Aluminum Corp. of China, Ltd. Class H.......................   3,580,000    1,153,058       0.0%
    AMVIG Holdings, Ltd.........................................   5,353,100    2,480,386       0.0%
#   Angang Steel Co., Ltd. Class H..............................   7,956,640    3,306,274       0.0%
    Anhui Tianda Oil Pipe Co., Ltd. Class H.....................   1,032,412      187,392       0.0%
#*  Anton Oilfield Services Group...............................     342,000       45,696       0.0%
#*  Anxin-China Holdings, Ltd...................................   6,152,000      114,649       0.0%
    Asia Cement China Holdings Corp.............................   7,273,000    2,278,222       0.0%
#*  Asian Citrus Holdings, Ltd..................................   4,633,000      607,773       0.0%
#   AVIC International Holdings, Ltd. Class H...................   3,180,000    1,805,051       0.0%
    Bank of China, Ltd. Class H................................. 579,431,817  273,237,620       1.8%
    Bank of Chongqing Co., Ltd. Class H.........................     186,000      139,908       0.0%
    Bank of Communications Co., Ltd. Class H....................  53,626,574   39,485,981       0.3%
#   Baoye Group Co., Ltd. Class H...............................   2,825,120    1,945,662       0.0%
#   BBMG Corp. Class H..........................................   5,844,500    4,103,178       0.0%
    Beijing Capital International Airport Co., Ltd. Class H.....  10,209,599   10,914,715       0.1%
    Beijing Capital Land, Ltd. Class H..........................  14,667,060    7,057,199       0.1%
    Beijing Enterprises Holdings, Ltd...........................   2,013,500   12,658,986       0.1%
#   Beijing North Star Co., Ltd. Class H........................   5,734,000    1,865,952       0.0%
#   Bosideng International Holdings, Ltd........................   5,578,000      538,303       0.0%
*   BYD Electronic International Co., Ltd.......................   5,098,636    3,332,093       0.0%
    C C Land Holdings, Ltd......................................  18,071,286    4,622,457       0.0%
    Carrianna Group Holdings Co., Ltd...........................   3,880,391      404,467       0.0%
    Central China Real Estate, Ltd..............................   8,101,350    1,626,792       0.0%
    Changshouhua Food Co., Ltd..................................      70,000       42,204       0.0%
#*  Chaoda Modern Agriculture Holdings, Ltd.....................  10,257,412      466,920       0.0%
*   Chigo Holding, Ltd..........................................  37,176,000      622,086       0.0%
#   China Aerospace International Holdings, Ltd.................  26,144,000    3,790,283       0.0%
#*  China Agri-Industries Holdings, Ltd.........................  15,915,500    5,842,855       0.1%
    China Aoyuan Property Group, Ltd............................  14,029,000    3,119,490       0.0%
*   China Automation Group, Ltd.................................   4,235,000      461,909       0.0%
    China BlueChemical, Ltd. Class H............................   5,236,878    1,555,143       0.0%
    China Child Care Corp., Ltd.................................     700,000       94,636       0.0%
    China Cinda Asset Management Co., Ltd. Class H..............     574,000      223,169       0.0%
*   China CITIC Bank Corp., Ltd. Class H........................  21,545,112   13,960,380       0.1%
#   China Coal Energy Co., Ltd. Class H.........................  29,026,000   12,422,114       0.1%
    China Communications Construction Co., Ltd. Class H.........  20,785,327   28,687,626       0.2%
    China Communications Services Corp., Ltd. Class H...........  29,289,071   11,674,045       0.1%
    China Construction Bank Corp. Class H....................... 567,119,101  411,022,909       2.7%
#*  China COSCO Holdings Co., Ltd. Class H......................   4,554,000    2,586,672       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
CHINA -- (Continued)
#*  China Culiangwang Beverages Holdings, Ltd...................  9,684,600 $   160,559       0.0%
*   China Dredging Environment Protection Holdings, Ltd.........    974,000     136,420       0.0%
    China Everbright, Ltd.......................................  6,043,869  14,224,517       0.1%
#*  China Fiber Optic Network System Group, Ltd.................  1,598,000     190,834       0.0%
    China Financial Services Holdings, Ltd......................  1,046,000      73,793       0.0%
    China Galaxy Securities Co., Ltd. Class H...................    773,500     669,505       0.0%
*   China Glass Holdings, Ltd...................................  8,554,000   1,175,229       0.0%
*   China High Precision Automation Group, Ltd..................    429,000      12,661       0.0%
*   China High Speed Transmission Equipment Group Co., Ltd......  9,646,000   8,596,618       0.1%
#   China Hongqiao Group, Ltd...................................  4,601,500   2,389,990       0.0%
*   China Household Holdings, Ltd...............................  8,420,000     276,510       0.0%
*   China Huiyuan Juice Group, Ltd..............................    356,483     160,377       0.0%
*   China ITS Holdings Co., Ltd.................................  5,486,147     676,296       0.0%
#   China Jinmao Holdings Group, Ltd............................ 46,488,580  12,804,135       0.1%
#*  China Lumena New Materials Corp............................. 52,602,000          --       0.0%
    China Merchants Holdings International Co., Ltd.............  4,838,049  16,036,055       0.1%
#   China Merchants Land, Ltd...................................  9,260,000   1,962,479       0.0%
*   China Metal Recycling Holdings, Ltd.........................  3,259,800     743,597       0.0%
    China Minsheng Banking Corp., Ltd. Class H.................. 13,173,500  13,272,693       0.1%
    China National Building Material Co., Ltd. Class H.......... 35,850,000  22,182,383       0.2%
#   China National Materials Co., Ltd. Class H.................. 14,153,000   3,395,581       0.0%
#*  China New Town Development Co., Ltd......................... 11,778,022     475,756       0.0%
#*  China Oil & Gas Group, Ltd..................................  4,300,000     298,748       0.0%
*   China Oriental Group Co., Ltd...............................     26,000         730       0.0%
#   China Overseas Grand Oceans Group, Ltd......................  2,692,000     854,073       0.0%
    China Petroleum & Chemical Corp. ADR........................  1,111,578  80,122,528       0.5%
    China Petroleum & Chemical Corp. Class H.................... 45,299,575  32,653,930       0.2%
#*  China Precious Metal Resources Holdings Co., Ltd............ 25,868,000   1,128,989       0.0%
*   China Properties Group, Ltd.................................  5,572,000   1,147,658       0.0%
    China Railway Construction Corp., Ltd. Class H..............  9,666,014  14,448,612       0.1%
    China Railway Group, Ltd. Class H...........................  5,411,000   5,097,073       0.1%
#*  China Rare Earth Holdings, Ltd.............................. 14,010,600   1,274,184       0.0%
    China Resources Beer Holdings Company, Ltd..................    958,652   1,807,632       0.0%
#*  China Sanjiang Fine Chemicals Co., Ltd......................    587,000     123,737       0.0%
    China SCE Property Holdings, Ltd............................  6,192,000   1,356,704       0.0%
#*  China Shanshui Cement Group, Ltd............................ 19,122,000  10,214,058       0.1%
    China Shenhua Energy Co., Ltd. Class H......................  6,445,000  10,843,878       0.1%
#*  China Shipping Container Lines Co., Ltd. Class H............  8,533,700   3,497,110       0.0%
#   China South City Holdings, Ltd..............................  6,598,000   1,573,517       0.0%
#   China Southern Airlines Co., Ltd. Class H...................  6,818,000   5,785,562       0.1%
    China Starch Holdings, Ltd.................................. 18,995,000     398,408       0.0%
*   China Taifeng Beddings Holdings, Ltd........................    640,000      33,443       0.0%
*   China Tianyi Holdings, Ltd..................................  3,332,000     385,871       0.0%
    China Travel International Investment Hong Kong, Ltd........ 25,107,631  11,348,244       0.1%
    China Unicom Hong Kong, Ltd.................................  1,616,000   1,965,284       0.0%
#   China Unicom Hong Kong, Ltd. ADR............................  7,257,121  89,117,446       0.6%
*   China Vanadium Titano - Magnetite Mining Co., Ltd........... 13,229,000     526,579       0.0%
#*  China Yurun Food Group, Ltd.................................  6,794,000   1,446,831       0.0%
#   China ZhengTong Auto Services Holdings, Ltd.................  9,007,500   4,031,057       0.0%
#   China Zhongwang Holdings, Ltd............................... 19,117,354   8,468,715       0.1%
    Chongqing Machinery & Electric Co., Ltd. Class H............ 13,042,000   1,856,127       0.0%
    Chongqing Rural Commercial Bank Co., Ltd. Class H........... 15,440,000   9,617,393       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                    SHARES     VALUE++   OF NET ASSETS**
                                                                  ---------- ----------- ---------------
CHINA -- (Continued)
*   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd....  1,188,000 $   201,361       0.0%
    CIFI Holdings Group Co., Ltd.................................  3,766,000     803,673       0.0%
*   CITIC Dameng Holdings, Ltd...................................    796,000      66,377       0.0%
#*  CITIC Resources Holdings, Ltd................................ 22,396,000   3,336,838       0.0%
    CITIC, Ltd................................................... 19,467,483  36,346,740       0.3%
#*  Citychamp Watch & Jewellery Group, Ltd....................... 17,123,108   2,653,912       0.0%
    Clear Media, Ltd.............................................    391,000     393,022       0.0%
    CNOOC, Ltd................................................... 48,474,000  54,625,931       0.4%
    CNOOC, Ltd. Sponsored ADR....................................    105,176  11,956,408       0.1%
#   Comba Telecom Systems Holdings, Ltd..........................  2,964,499     608,881       0.0%
#*  Comtec Solar Systems Group, Ltd..............................  8,120,000     740,366       0.0%
#   Cosco International Holdings, Ltd............................  5,648,000   3,250,081       0.0%
#   COSCO Pacific, Ltd........................................... 18,915,006  24,470,462       0.2%
    Country Garden Holdings Co., Ltd............................. 13,865,800   5,266,707       0.1%
#   CPMC Holdings, Ltd...........................................    217,000     121,377       0.0%
*   DaChan Food Asia, Ltd........................................  3,195,000     358,162       0.0%
#   Dah Chong Hong Holdings, Ltd.................................  2,843,000   1,287,842       0.0%
#   Dalian Port PDA Co., Ltd. Class H............................  2,842,000   1,024,915       0.0%
#*  Daphne International Holdings, Ltd...........................  1,690,000     299,918       0.0%
    Digital China Holdings, Ltd..................................  2,965,000   3,017,391       0.0%
    Dongfeng Motor Group Co., Ltd. Class H....................... 10,714,000  15,378,884       0.1%
    Dongyue Group, Ltd...........................................  2,552,000     695,274       0.0%
#*  Dynasty Fine Wines Group, Ltd................................  9,228,600     321,488       0.0%
    Embry Holdings, Ltd..........................................    544,000     296,118       0.0%
#   Evergrande Real Estate Group, Ltd............................ 59,849,000  45,384,562       0.3%
*   Evergreen International Holdings, Ltd........................  1,628,000     188,673       0.0%
    Fantasia Holdings Group Co., Ltd............................. 20,879,515   2,465,141       0.0%
#   Fosun International, Ltd.....................................  7,781,719  14,150,431       0.1%
#   Fufeng Group, Ltd............................................  2,386,000   1,263,084       0.0%
#   Future Land Development Holdings, Ltd........................  1,616,000     249,174       0.0%
*   Global Bio-Chem Technology Group Co., Ltd.................... 13,820,360     539,922       0.0%
*   Global Sweeteners Holdings, Ltd..............................    474,350      20,110       0.0%
*   Glorious Property Holdings, Ltd.............................. 29,025,000   3,738,988       0.0%
#   Golden Meditech Holdings, Ltd................................ 13,576,667   1,989,378       0.0%
#   Goldlion Holdings, Ltd.......................................  1,904,000     804,607       0.0%
    GOME Electrical Appliances Holding, Ltd...................... 77,549,000  14,170,497       0.1%
#*  Greenland Hong Kong Holdings, Ltd............................  2,445,575   1,032,620       0.0%
#*  Greentown China Holdings, Ltd................................  8,929,091   7,775,643       0.1%
#   Guangshen Railway Co., Ltd. Sponsored ADR....................    389,676  10,069,228       0.1%
    Guangzhou Automobile Group Co., Ltd. Class H.................  3,113,572   2,714,479       0.0%
#   Guangzhou R&F Properties Co., Ltd. Class H................... 13,205,514  13,088,916       0.1%
#*  Guodian Technology & Environment Group Corp., Ltd. Class H...  4,448,000     429,338       0.0%
#*  Hanergy Thin Film Power Group, Ltd........................... 14,642,000   1,983,601       0.0%
#   Harbin Electric Co., Ltd. Class H............................  6,603,474   3,911,131       0.0%
    Hengdeli Holdings, Ltd.......................................  6,492,000     974,577       0.0%
#*  Hidili Industry International Development, Ltd...............  5,917,000     303,071       0.0%
#   Hilong Holding, Ltd..........................................  1,537,000     324,770       0.0%
#*  HKC Holdings, Ltd............................................ 19,260,878     446,462       0.0%
    HNA Infrastructure Co., Ltd. Class H.........................  1,782,000   2,040,542       0.0%
#*  Honghua Group, Ltd...........................................  2,517,000     203,913       0.0%
    Hopefluent Group Holdings, Ltd...............................    950,000     234,191       0.0%
#*  Hopson Development Holdings, Ltd............................. 10,416,000   8,800,398       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
CHINA -- (Continued)
#   Hua Han Bio-Pharmaceutical Holdings, Ltd. Class H...........   9,440,000 $  1,368,783       0.0%
    Hydoo International Holding, Ltd............................     380,000       58,654       0.0%
    Industrial & Commercial Bank of China, Ltd. Class H......... 315,696,996  200,248,210       1.3%
    Inspur International, Ltd...................................     345,343       65,682       0.0%
    Jiangxi Copper Co., Ltd. Class H............................   6,974,000    9,184,250       0.1%
    Ju Teng International Holdings, Ltd.........................  12,060,249    6,580,056       0.1%
*   Kai Yuan Holdings, Ltd......................................  46,420,000      477,466       0.0%
#*  Kaisa Group Holdings, Ltd...................................  22,755,632    1,717,550       0.0%
*   Kasen International Holdings, Ltd...........................   1,885,000      307,604       0.0%
#   Kingboard Chemical Holdings, Ltd............................   8,827,845   12,449,592       0.1%
#   Kingboard Laminates Holdings, Ltd...........................  10,499,000    4,359,311       0.0%
    Kunlun Energy Co., Ltd......................................   5,854,000    4,771,516       0.0%
    KWG Property Holding, Ltd...................................  15,142,000   10,879,617       0.1%
#*  Labixiaoxin Snacks Group, Ltd...............................   2,491,000      224,264       0.0%
    Lai Fung Holdings, Ltd......................................  51,485,839      875,789       0.0%
    Le Saunda Holdings, Ltd.....................................     120,000       31,991       0.0%
    Lee & Man Paper Manufacturing, Ltd..........................   3,505,000    2,177,577       0.0%
    Leoch International Technology, Ltd.........................     190,000       14,612       0.0%
*   Lingbao Gold Co., Ltd. Class H..............................   1,372,000      220,249       0.0%
    Longfor Properties Co., Ltd.................................     879,000    1,179,988       0.0%
    Lonking Holdings, Ltd.......................................  23,009,000    3,690,328       0.0%
#*  Loudong General Nice Resources China Holdings, Ltd..........   6,346,800      540,519       0.0%
#*  Maanshan Iron & Steel Co., Ltd. Class H.....................     792,000      169,553       0.0%
    Maoye International Holdings, Ltd...........................  15,237,000    1,932,747       0.0%
#   Metallurgical Corp. of China, Ltd. Class H..................  11,172,659    4,122,752       0.0%
*   MIE Holdings Corp...........................................   5,566,000      736,954       0.0%
    MIN XIN Holdings, Ltd.......................................     838,418      722,215       0.0%
*   Mingfa Group International Co., Ltd.........................     742,000      177,574       0.0%
    Minmetals Land, Ltd.........................................  16,155,205    1,660,178       0.0%
    Minth Group, Ltd............................................     636,000    1,317,770       0.0%
#*  MMG, Ltd....................................................  12,700,000    2,806,586       0.0%
    MOBI Development Co., Ltd...................................     473,000       77,690       0.0%
    Nature Home Holding Co., Ltd................................     154,000       19,641       0.0%
    New World China Land, Ltd...................................  23,712,600   15,730,957       0.1%
    New World Department Store China, Ltd.......................   1,903,000      316,982       0.0%
    Nine Dragons Paper Holdings, Ltd............................  18,451,000   12,174,694       0.1%
*   O-Net Communications Group, Ltd.............................   2,505,000      733,988       0.0%
    Overseas Chinese Town Asia Holdings, Ltd....................     442,000      199,087       0.0%
    Parkson Retail Group, Ltd...................................   9,080,000    1,338,011       0.0%
    Peak Sport Products Co., Ltd................................   6,245,000    1,876,798       0.0%
#   Poly Property Group Co., Ltd................................  24,257,488    7,852,968       0.1%
#*  Pou Sheng International Holdings, Ltd.......................  12,459,529    1,985,532       0.0%
#   Powerlong Real Estate Holdings, Ltd.........................  12,443,000    2,447,736       0.0%
#*  Prosperity International Holdings HK, Ltd...................  17,080,000      504,101       0.0%
    Qingling Motors Co., Ltd. Class H...........................   9,494,000    3,058,761       0.0%
*   Qunxing Paper Holdings Co., Ltd.............................   5,020,071      244,831       0.0%
*   Real Gold Mining, Ltd.......................................   3,137,500      106,464       0.0%
#   Real Nutriceutical Group, Ltd...............................  11,046,000    1,425,180       0.0%
#*  Renhe Commercial Holdings Co., Ltd..........................  44,367,000    2,311,702       0.0%
#   REXLot Holdings, Ltd........................................  37,241,621    1,585,649       0.0%
    Samson Holding, Ltd.........................................   7,661,452      967,005       0.0%
#*  Sany Heavy Equipment International Holdings Co., Ltd........   5,064,000    1,229,932       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                 PERCENTAGE
                                                                         SHARES      VALUE++   OF NET ASSETS**
                                                                       ----------- ----------- ---------------
CHINA -- (Continued)
*   Scud Group, Ltd...................................................   3,368,000 $   169,473       0.0%
*   Semiconductor Manufacturing International Corp.................... 126,142,000  11,685,753       0.1%
*   Semiconductor Manufacturing International Corp. ADR...............   1,303,026   6,059,071       0.1%
#   Shandong Chenming Paper Holdings, Ltd. Class H....................   3,826,818   2,136,076       0.0%
    Shanghai Industrial Holdings, Ltd.................................   6,899,918  18,067,157       0.1%
#   Shanghai Industrial Urban Development Group, Ltd..................   7,342,000   1,424,679       0.0%
#   Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H...   4,440,000   1,376,576       0.0%
    Shanghai Prime Machinery Co., Ltd. Class H........................   6,960,000   1,213,829       0.0%
    Shenzhen International Holdings, Ltd..............................   6,735,117  10,262,488       0.1%
    Shenzhen Investment, Ltd..........................................  31,764,440  12,850,451       0.1%
    Shimao Property Holdings, Ltd.....................................  19,357,535  33,752,907       0.2%
*   Shougang Concord International Enterprises Co., Ltd...............  39,728,208   1,656,589       0.0%
#   Shougang Fushan Resources Group, Ltd..............................  37,100,594   4,910,302       0.1%
#   Shui On Land, Ltd.................................................  38,373,303  10,558,312       0.1%
*   Shunfeng International Clean Energy, Ltd..........................   1,866,000     596,183       0.0%
*   Sijia Group Co....................................................   1,152,649      38,220       0.0%
    Silver Grant International Industries, Ltd........................  10,796,804   1,458,492       0.0%
*   SIM Technology Group, Ltd.........................................   8,253,000     434,066       0.0%
    Sino-Ocean Land Holdings, Ltd.....................................  35,997,602  20,783,843       0.2%
#   Sinofert Holdings, Ltd............................................   1,346,000     236,429       0.0%
#*  Sinolink Worldwide Holdings, Ltd..................................  11,022,508   1,204,095       0.0%
    Sinopec Engineering Group Co., Ltd. Class H.......................     160,500     138,172       0.0%
#   Sinotrans Shipping, Ltd...........................................   9,549,916   2,012,132       0.0%
#   Sinotruk Hong Kong, Ltd...........................................   8,886,335   3,698,819       0.0%
    Skyworth Digital Holdings, Ltd....................................  19,757,467  14,622,068       0.1%
#   SMI Holdings Group, Ltd...........................................   7,624,000     674,911       0.0%
    SOHO China, Ltd...................................................  23,810,888  12,275,710       0.1%
    Springland International Holdings, Ltd............................     315,000      78,478       0.0%
#*  SPT Energy Group, Inc.............................................   2,484,000     242,242       0.0%
*   SRE Group, Ltd....................................................  21,752,285   1,080,514       0.0%
    Sunac China Holdings, Ltd.........................................     383,000     235,380       0.0%
    TCC International Holdings, Ltd...................................  22,780,583   4,513,774       0.0%
    Tian An China Investment Co., Ltd.................................   6,305,000   3,778,803       0.0%
#   Tiangong International Co., Ltd...................................  19,085,944   1,766,013       0.0%
    Tianjin Port Development Holdings, Ltd............................  20,369,657   3,377,351       0.0%
*   Tianneng Power International, Ltd.................................   6,304,280   4,563,669       0.0%
    Tomson Group, Ltd.................................................   1,498,282     328,368       0.0%
    Tonly Electronics Holdings, Ltd...................................     204,330     126,327       0.0%
    Top Spring International Holdings, Ltd............................     108,000      44,940       0.0%
    TPV Technology, Ltd...............................................   7,700,496   1,127,453       0.0%
    Travelsky Technology, Ltd. Class H................................   4,957,500   7,287,993       0.1%
#   Trigiant Group, Ltd...............................................     602,000     126,894       0.0%
*   Trony Solar Holdings Co., Ltd.....................................   8,775,000     133,596       0.0%
#   Truly International Holdings, Ltd.................................   3,458,000     823,883       0.0%
#   V1 Group, Ltd.....................................................   3,042,000     230,462       0.0%
    Wasion Group Holdings, Ltd........................................     271,291     300,966       0.0%
#   Weiqiao Textile Co. Class H.......................................   6,340,000   2,861,103       0.0%
    Welling Holding, Ltd..............................................     548,000      91,566       0.0%
    West China Cement, Ltd............................................  22,020,000   3,757,540       0.0%
#*  Wumart Stores, Inc. Class H.......................................     184,000     131,272       0.0%
#   Xiamen International Port Co., Ltd. Class H.......................   8,780,000   2,242,795       0.0%
*   Xinchen China Power Holdings, Ltd.................................     274,000      65,585       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                       PERCENTAGE
                                                                             SHARES      VALUE++     OF NET ASSETS**
                                                                           ---------- -------------- ---------------
CHINA -- (Continued)
    Xingda International Holdings, Ltd.................................... 12,282,000 $    2,696,828       0.0%
    Xinhua Winshare Publishing and Media Co., Ltd. Class H................  4,566,000      3,839,526       0.0%
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H.....................  2,806,000        313,524       0.0%
    Xiwang Special Steel Co., Ltd.........................................  5,905,000      1,100,689       0.0%
    XTEP International Holdings, Ltd......................................    431,500        223,416       0.0%
*   Yanchang Petroleum International, Ltd................................. 22,180,000        702,780       0.0%
#   Yanzhou Coal Mining Co., Ltd. Class H................................. 10,706,000      5,140,474       0.1%
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR...........................     27,681        132,592       0.0%
#   Yingde Gases Group Co., Ltd...........................................  1,628,000        723,441       0.0%
    Yip's Chemical Holdings, Ltd..........................................    752,000        308,528       0.0%
    Youyuan International Holdings, Ltd...................................    777,251        257,537       0.0%
    Yuanda China Holdings, Ltd............................................  1,702,000         79,888       0.0%
    Yuexiu Property Co., Ltd.............................................. 91,492,786     15,763,258       0.1%
#   Yuzhou Properties Co., Ltd............................................  9,816,960      2,340,686       0.0%
    Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H...............    424,600        195,213       0.0%
*   Zhong An Real Estate, Ltd.............................................  7,219,800        789,480       0.0%
#   Zhongsheng Group Holdings, Ltd........................................  1,835,500        760,510       0.0%
    Zhuhai Holdings Investment Group, Ltd.................................    440,000         63,343       0.0%
#   Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H......  7,744,600      2,944,952       0.0%
                                                                                      --------------      ----
TOTAL CHINA...............................................................             2,264,722,167      15.0%
                                                                                      --------------      ----

COLOMBIA -- (0.2%)
    Almacenes Exito SA....................................................     95,609        431,016       0.0%
    Cementos Argos SA.....................................................    526,344      1,744,184       0.0%
    Constructora Conconcreto SA...........................................     86,988         35,582       0.0%
    Ecopetrol SA..........................................................  1,789,081        833,710       0.0%
    Ecopetrol SA Sponsored ADR............................................    371,085      3,458,512       0.0%
*   Fabricato SA..........................................................  2,440,238         12,130       0.0%
    Grupo Argos SA........................................................    580,556      3,567,103       0.1%
    Grupo de Inversiones Suramericana SA..................................  1,080,364     13,716,185       0.1%
    Grupo Nutresa SA......................................................    460,483      3,468,326       0.0%
    Mineros SA............................................................     65,037         40,859       0.0%
                                                                                      --------------      ----
TOTAL COLOMBIA............................................................                27,307,607       0.2%
                                                                                      --------------      ----

CZECH REPUBLIC -- (0.2%)
    CEZ A.S...............................................................  1,368,781     27,348,969       0.2%
    Pegas Nonwovens SA....................................................    130,782      4,086,034       0.0%
*   Unipetrol A.S.........................................................  1,403,228      8,438,418       0.1%
                                                                                      --------------      ----
TOTAL CZECH REPUBLIC......................................................                39,873,421       0.3%
                                                                                      --------------      ----

GREECE -- (0.1%)
*   Alpha Bank AE.........................................................  6,054,491        771,921       0.0%
    Bank of Greece........................................................     26,513        280,994       0.0%
*   Ellaktor SA...........................................................  1,053,403      2,070,507       0.0%
*   Elval Holdings SA.....................................................      8,595         15,017       0.0%
*   GEK Terna Holding Real Estate Construction SA.........................    826,303      1,708,550       0.0%
    Hellenic Petroleum SA.................................................    426,008      2,493,960       0.0%
*   Intracom Holdings SA..................................................  1,511,057        558,504       0.0%
*   Intralot SA-Integrated Lottery Systems & Services.....................     76,173        126,782       0.0%
*   Marfin Investment Group Holdings SA...................................     74,389          7,065       0.0%
    Mytilineos Holdings SA................................................    523,731      2,802,791       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
GREECE -- (Continued)
*   Piraeus Bank SA.............................................  3,363,961 $   347,301       0.0%
    Terna Energy SA.............................................     18,509      58,868       0.0%
                                                                            -----------       ---
TOTAL GREECE....................................................             11,242,260       0.1%
                                                                            -----------       ---

HUNGARY -- (0.5%)
*   FHB Mortgage Bank P.L.C.....................................      3,954       9,790       0.0%
    MOL Hungarian Oil & Gas P.L.C...............................    232,437  10,489,278       0.1%
    OTP Bank P.L.C..............................................  3,475,169  67,250,529       0.4%
                                                                            -----------       ---
TOTAL HUNGARY...................................................             77,749,597       0.5%
                                                                            -----------       ---

INDIA -- (10.5%)
    Aarti Industries............................................    103,807     807,223       0.0%
    Aban Offshore, Ltd..........................................    387,730   1,321,778       0.0%
*   ABG Shipyard, Ltd...........................................     91,428     175,887       0.0%
    ACC, Ltd....................................................    214,618   4,513,310       0.0%
    Adani Enterprises, Ltd......................................  3,495,161   4,906,425       0.1%
    Adani Ports & Special Economic Zone, Ltd....................  4,936,216  22,245,751       0.2%
*   Adani Power, Ltd............................................ 11,229,682   5,368,575       0.1%
*   Adani Transmissions, Ltd....................................  3,440,779   1,900,233       0.0%
    Aditya Birla Nuvo, Ltd......................................    901,750  28,355,133       0.2%
    Aegis Logistics, Ltd........................................     23,770      36,990       0.0%
    Alembic, Ltd................................................    397,146     259,029       0.0%
    Allahabad Bank..............................................  1,939,760   2,220,030       0.0%
    Allcargo Logistics, Ltd.....................................    109,652     528,567       0.0%
*   Alok Industries, Ltd........................................ 12,063,941   1,249,464       0.0%
    Ambuja Cements, Ltd.........................................    874,573   2,761,913       0.0%
    Amtek Auto, Ltd.............................................  1,769,340   1,084,923       0.0%
    Anant Raj, Ltd..............................................    657,518     378,261       0.0%
    Andhra Bank.................................................  2,523,816   2,518,706       0.0%
    Apar Industries, Ltd........................................    128,209     839,965       0.0%
    Apollo Tyres, Ltd...........................................  5,868,121  15,357,992       0.1%
*   Arvind Infrastructure, Ltd..................................    383,891     358,365       0.0%
    Arvind, Ltd.................................................  4,647,565  19,702,694       0.1%
    Ashoka Buildcon, Ltd........................................     66,914     166,502       0.0%
    Atul, Ltd...................................................     17,491     452,243       0.0%
    Axis Bank, Ltd..............................................  2,936,136  21,283,476       0.2%
    Bajaj Finance, Ltd..........................................     60,850   4,834,459       0.0%
    Bajaj Finserv, Ltd..........................................    216,439   6,469,453       0.1%
    Bajaj Holdings & Investment, Ltd............................    407,262  10,366,312       0.1%
    Balkrishna Industries, Ltd..................................     76,519     761,415       0.0%
    Ballarpur Industries, Ltd...................................  4,472,818   1,234,010       0.0%
    Balmer Lawrie & Co., Ltd....................................    217,512   1,928,011       0.0%
*   Balrampur Chini Mills, Ltd..................................  2,457,252   2,291,322       0.0%
    Bank of Baroda..............................................  5,853,216  14,246,939       0.1%
    Bank of India...............................................  1,412,972   2,830,292       0.0%
    Bank Of Maharashtra.........................................  1,106,283     568,582       0.0%
    BGR Energy Systems, Ltd.....................................    169,812     282,780       0.0%
    Bharat Electronics, Ltd.....................................     31,773     602,810       0.0%
    Bharat Heavy Electricals, Ltd............................... 12,401,887  37,481,347       0.3%
    Bharti Airtel, Ltd..........................................  7,011,310  37,046,289       0.3%
    Bhushan Steel, Ltd..........................................    286,833     192,936       0.0%
    Biocon, Ltd.................................................    703,771   4,874,308       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
INDIA -- (Continued)
    Birla Corp., Ltd............................................    161,021 $ 1,057,474       0.0%
    Bombay Dyeing & Manufacturing Co., Ltd......................  1,567,477   1,570,076       0.0%
    Brigade Enterprises, Ltd....................................    149,916     350,965       0.0%
    Cairn India, Ltd............................................  8,437,853  19,731,324       0.1%
    Canara Bank.................................................  1,435,901   6,034,267       0.1%
    Castex Technologies, Ltd....................................  1,070,904     385,489       0.0%
    Ceat, Ltd...................................................    594,603   9,779,958       0.1%
    Central Bank Of India.......................................    905,223   1,141,670       0.0%
    Century Textiles & Industries, Ltd..........................    688,776   5,815,573       0.1%
    Chambal Fertilizers & Chemicals, Ltd........................  2,871,117   2,519,757       0.0%
    Chennai Super Kings Cricket, Ltd............................  5,080,767     174,944       0.0%
    City Union Bank, Ltd........................................  1,347,720   1,852,923       0.0%
    Container Corp. Of India, Ltd...............................     22,873     463,505       0.0%
    Coromandel International, Ltd...............................    145,073     413,562       0.0%
    Corp. Bank..................................................  1,779,348   1,183,896       0.0%
    Cox & Kings, Ltd............................................  1,065,799   4,376,142       0.0%
*   Cranes Software International, Ltd..........................    114,443       3,628       0.0%
    Crompton Greaves, Ltd.......................................  1,220,350   3,242,374       0.0%
    Cyient, Ltd.................................................     39,171     321,044       0.0%
    Dalmia Bharat, Ltd..........................................    167,168   1,807,470       0.0%
*   DB Realty, Ltd..............................................  1,101,045   1,042,730       0.0%
*   DCB Bank, Ltd...............................................  2,738,522   3,610,757       0.0%
    DCM Shriram, Ltd............................................    389,045     773,811       0.0%
    Deepak Fertilisers & Petrochemicals Corp., Ltd..............    620,793   1,381,125       0.0%
*   DEN Networks, Ltd...........................................    391,341     679,596       0.0%
    Dena Bank...................................................    664,433     425,707       0.0%
    Dewan Housing Finance Corp., Ltd............................    801,722   2,745,067       0.0%
    Dishman Pharmaceuticals & Chemicals, Ltd....................    894,541   4,970,610       0.1%
    DLF, Ltd....................................................  6,895,324  12,216,794       0.1%
    Edelweiss Financial Services, Ltd...........................  2,230,462   2,029,061       0.0%
    Eicher Motors, Ltd..........................................      3,085     835,067       0.0%
    EID Parry India, Ltd........................................  1,098,468   2,929,455       0.0%
    EIH, Ltd....................................................    993,645   1,745,915       0.0%
    Electrosteel Castings, Ltd..................................    894,946     258,049       0.0%
    Engineers India, Ltd........................................    281,379     838,370       0.0%
*   Eros International Media, Ltd...............................    427,986   1,805,375       0.0%
    Escorts, Ltd................................................    845,361   2,269,131       0.0%
*   Ess Dee Aluminium, Ltd......................................     14,309      74,138       0.0%
*   Essar Oil, Ltd..............................................    659,712   1,910,355       0.0%
    Essar Ports, Ltd............................................    751,740   1,329,732       0.0%
    Essel Propack, Ltd..........................................    895,389   2,176,247       0.0%
    Eveready Industries India, Ltd..............................    120,051     504,919       0.0%
    Exide Industries, Ltd.......................................    928,664   2,134,167       0.0%
    FDC, Ltd....................................................     24,663      90,377       0.0%
    Federal Bank, Ltd........................................... 16,769,574  13,831,633       0.1%
    Financial Technologies India, Ltd...........................    133,756     227,615       0.0%
    Finolex Cables, Ltd.........................................    688,924   2,654,823       0.0%
    Finolex Industries, Ltd.....................................    482,398   2,301,823       0.0%
*   Firstsource Solutions, Ltd..................................  5,525,177   2,719,202       0.0%
*   Fortis Healthcare, Ltd......................................    832,604   1,964,747       0.0%
    Future Retail, Ltd..........................................  1,559,018   2,807,409       0.0%
    Gabriel India, Ltd..........................................     60,232      82,203       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
INDIA -- (Continued)
    GAIL India, Ltd.............................................  4,631,709 $ 21,829,043       0.2%
    Gateway Distriparks, Ltd....................................    113,322      579,128       0.0%
    Gati, Ltd...................................................    322,735      714,966       0.0%
    Geometric, Ltd..............................................    125,451      261,138       0.0%
    GHCL, Ltd...................................................      8,472       18,666       0.0%
    GIC Housing Finance, Ltd....................................     36,169      118,425       0.0%
    Global Offshore Services, Ltd...............................     46,753      280,103       0.0%
    Godfrey Phillips India, Ltd.................................      4,355       62,344       0.0%
    Godrej Properties, Ltd......................................    109,656      574,880       0.0%
    Graphite India, Ltd.........................................    725,730      806,409       0.0%
    Grasim Industries, Ltd......................................     15,142      859,572       0.0%
    Great Eastern Shipping Co., Ltd. (The)......................  1,089,167    6,272,260       0.1%
    Greaves Cotton, Ltd.........................................      9,635       18,402       0.0%
    Gujarat Alkalies & Chemicals, Ltd...........................    492,507    1,261,722       0.0%
    Gujarat Fluorochemicals, Ltd................................    372,635    3,670,766       0.0%
    Gujarat Mineral Development Corp., Ltd......................  1,364,575    1,523,181       0.0%
*   Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.........    729,530      682,531       0.0%
    Gujarat State Fertilisers & Chemicals, Ltd..................  2,186,080    2,417,952       0.0%
    Gujarat State Petronet, Ltd.................................  2,784,319    5,524,669       0.1%
    Gulf Oil Corp., Ltd.........................................     76,678      170,347       0.0%
    Gulf Oil Lubricants India, Ltd..............................    113,892      847,635       0.0%
    HBL Power Systems, Ltd......................................     74,867       43,013       0.0%
*   HCL Infosystems, Ltd........................................    462,162      384,286       0.0%
    HEG, Ltd....................................................    168,276      418,199       0.0%
*   HeidelbergCement India, Ltd.................................    296,694      342,764       0.0%
*   Hexa Tradex, Ltd............................................     68,892       17,661       0.0%
    Hikal, Ltd..................................................     11,455       22,164       0.0%
*   Himachal Futuristic Communications, Ltd.....................  3,153,717      761,357       0.0%
    Himatsingka Seide, Ltd......................................    410,205    1,281,706       0.0%
    Hindalco Industries, Ltd.................................... 20,306,862   25,741,070       0.2%
    Hinduja Global Solutions, Ltd...............................     60,085      431,786       0.0%
*   Hindustan Construction Co., Ltd.............................  5,073,959    2,055,132       0.0%
*   Hotel Leela Venture, Ltd....................................    466,035      142,498       0.0%
    HSIL, Ltd...................................................    343,955    1,469,463       0.0%
    HT Media, Ltd...............................................    412,803      522,886       0.0%
    Huhtamaki PPL, Ltd..........................................      3,997       16,250       0.0%
    ICICI Bank, Ltd.............................................  4,520,402   19,104,134       0.1%
    ICICI Bank, Ltd. Sponsored ADR.............................. 16,722,630  144,149,070       1.0%
    IDBI Bank, Ltd..............................................  2,555,651    3,320,851       0.0%
    Idea Cellular, Ltd..........................................  6,512,981   13,924,398       0.1%
*   IDFC Bank, Ltd..............................................  6,072,777    6,695,900       0.1%
    IDFC, Ltd...................................................  6,072,777    5,429,661       0.1%
    IFCI, Ltd...................................................  6,602,323    2,675,826       0.0%
    IIFL Holdings, Ltd..........................................  2,941,339    8,641,811       0.1%
    IL&FS Transportation Networks, Ltd.().......................     76,082      104,788       0.0%
    IL&FS Transportation Networks, Ltd.(B3PHKL7)................    228,248      323,717       0.0%
*   India Cements, Ltd..........................................  5,080,767    6,058,776       0.1%
    Indiabulls Housing Finance, Ltd.............................  1,795,884   19,649,294       0.1%
    Indian Bank.................................................  1,270,068    2,421,271       0.0%
*   Indian Hotels Co., Ltd......................................  4,834,889    7,361,368       0.1%
*   Inox Leisure, Ltd...........................................     37,580      130,140       0.0%
*   Intellect Design Arena, Ltd.................................    969,923    3,663,384       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
INDIA -- (Continued)
    J Kumar Infraprojects, Ltd..................................     18,549 $   215,824       0.0%
    Jain Irrigation Systems, Ltd................................  8,510,095   8,005,318       0.1%
*   Jaiprakash Associates, Ltd.................................. 17,658,065   3,628,740       0.0%
    Jammu & Kashmir Bank, Ltd. (The)............................  3,213,422   4,120,234       0.0%
*   Jaypee Infratech, Ltd.......................................  7,061,764   1,392,614       0.0%
    JB Chemicals & Pharmaceuticals, Ltd.........................    547,413   2,390,559       0.0%
    JBF Industries, Ltd.........................................    379,438   1,264,362       0.0%
    Jindal Poly Films, Ltd......................................    314,477   2,630,660       0.0%
    Jindal Saw, Ltd.............................................  3,071,090   3,046,203       0.0%
*   Jindal Steel & Power, Ltd...................................  5,575,338   6,767,084       0.1%
    JK Cement, Ltd..............................................    253,891   2,623,169       0.0%
    JK Lakshmi Cement, Ltd......................................    457,907   2,636,686       0.0%
    JK Tyre & Industries, Ltd...................................  1,778,126   2,754,085       0.0%
    JM Financial, Ltd...........................................  4,871,480   3,044,159       0.0%
    JSW Energy, Ltd.............................................  8,856,096  12,589,266       0.1%
    JSW Steel, Ltd..............................................  2,207,826  30,679,833       0.2%
    Jubilant Life Sciences, Ltd.................................    947,274   5,903,563       0.1%
    Kakinada Fertilizers, Ltd...................................  2,082,494      66,989       0.0%
    Kalpataru Power Transmission, Ltd...........................    832,880   3,308,910       0.0%
    Karnataka Bank, Ltd. (The)..................................  2,061,119   4,050,972       0.0%
    Karur Vysya Bank, Ltd. (The)................................    364,765   2,347,085       0.0%
    KCP, Ltd....................................................     14,944      21,125       0.0%
    KEC International, Ltd......................................  1,927,939   3,938,201       0.0%
*   Kesoram Industries, Ltd.....................................    805,353     997,763       0.0%
    Kirloskar Brothers, Ltd.....................................      7,852      20,976       0.0%
    Kirloskar Oil Engines, Ltd..................................    293,581   1,214,722       0.0%
    Kolte-Patil Developers, Ltd.................................    276,886     740,527       0.0%
    Kotak Mahindra Bank, Ltd....................................    385,119   4,037,106       0.0%
    KPIT Technologies, Ltd......................................    729,451   1,525,356       0.0%
    KRBL, Ltd...................................................    651,273   2,074,839       0.0%
    L&T Finance Holdings, Ltd...................................  1,956,195   1,987,105       0.0%
    Lakshmi Machine Works, Ltd..................................      3,327     182,713       0.0%
    Lakshmi Vilas Bank, Ltd. (The)..............................     12,099      15,798       0.0%
    Larsen & Toubro, Ltd........................................    525,748  11,308,084       0.1%
    LIC Housing Finance, Ltd....................................    885,250   6,463,892       0.1%
    Maharashtra Seamless, Ltd...................................     95,955     230,765       0.0%
    Mahindra & Mahindra Financial Services, Ltd.................    522,404   1,810,495       0.0%
    Mahindra & Mahindra, Ltd....................................    850,404  15,318,803       0.1%
    Mahindra Holidays & Resorts India, Ltd......................     27,439     163,227       0.0%
    Mahindra Lifespace Developers, Ltd..........................    179,274   1,392,499       0.0%
    Manappuram Finance, Ltd.....................................    341,167     124,823       0.0%
    MAX India, Ltd..............................................     30,211     243,145       0.0%
    McLeod Russel India, Ltd....................................    891,477   2,342,354       0.0%
    Mercator, Ltd...............................................     40,042      14,773       0.0%
    Merck, Ltd..................................................     63,331     747,740       0.0%
    Metalyst Forgings, Ltd......................................     21,704      19,000       0.0%
    MOIL, Ltd...................................................      4,675      15,203       0.0%
    Motilal Oswal Financial Services, Ltd.......................      4,955      24,988       0.0%
    Mphasis, Ltd................................................    320,926   2,314,268       0.0%
    MRF, Ltd....................................................     12,337   7,494,585       0.1%
    Muthoot Finance, Ltd........................................     94,686     262,068       0.0%
    National Aluminium Co., Ltd.................................  4,337,562   2,552,772       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
INDIA -- (Continued)
    Nava Bharat Ventures, Ltd...................................     68,819 $    160,205       0.0%
    NCC, Ltd....................................................  7,555,787    9,281,376       0.1%
    NIIT Technologies, Ltd......................................    635,694    5,488,961       0.1%
*   NIIT, Ltd...................................................    195,137      279,491       0.0%
    Nilkamal, Ltd...............................................     44,613      683,703       0.0%
*   Nirvikara Paper Mills, Ltd..................................      3,846        3,181       0.0%
    Oberoi Realty, Ltd..........................................    537,394    2,328,801       0.0%
    OCL India, Ltd..............................................    101,606      785,390       0.0%
    OMAXE, Ltd..................................................    684,458    1,411,007       0.0%
    Orient Cement, Ltd..........................................    582,488    1,442,733       0.0%
    Oriental Bank of Commerce...................................    975,550    2,003,232       0.0%
*   Parsvnath Developers, Ltd...................................  1,080,235      292,657       0.0%
    PC Jeweller, Ltd............................................    563,817    3,826,992       0.0%
    Peninsula Land, Ltd.........................................     31,142       11,170       0.0%
    Persistent Systems, Ltd.....................................      5,358       52,914       0.0%
    Petronet LNG, Ltd...........................................  1,646,006    4,890,300       0.1%
*   Pipavav Defence & Offshore Engineering Co., Ltd.............     22,287       19,489       0.0%
    Piramal Enterprises, Ltd....................................    729,407   10,487,017       0.1%
*   Plethico Pharmaceuticals, Ltd...............................     21,145        6,870       0.0%
    Polaris Consulting & Services, Ltd..........................  1,501,683    4,397,427       0.0%
    Power Finance Corp., Ltd....................................    940,106    3,432,327       0.0%
    Praj Industries, Ltd........................................  1,329,809    1,760,384       0.0%
    Prestige Estates Projects, Ltd..............................    109,349      338,020       0.0%
*   Prism Cement, Ltd...........................................    241,691      342,567       0.0%
    PTC India Financial Services, Ltd...........................  3,615,077    2,617,292       0.0%
    PTC India, Ltd..............................................  4,473,081    4,432,722       0.0%
*   Punj Lloyd, Ltd.............................................  1,476,964      576,464       0.0%
    Puravankara Projects, Ltd...................................    460,912      444,781       0.0%
    Radico Khaitan, Ltd.........................................    723,342    1,124,823       0.0%
    Rain Industries, Ltd........................................  2,031,357    1,144,407       0.0%
    Rajesh Exports, Ltd.........................................    287,502    2,816,858       0.0%
    Ramco Cements, Ltd. (The)...................................    446,649    2,513,869       0.0%
    Ratnamani Metals & Tubes, Ltd...............................      3,941       38,713       0.0%
*   RattanIndia Infrastructure, Ltd.............................  3,151,126      144,082       0.0%
    Raymond, Ltd................................................    700,761    4,481,083       0.0%
    Redington India, Ltd........................................  1,532,902    2,756,135       0.0%
*   REI Agro, Ltd...............................................  3,470,846       26,841       0.0%
    Reliance Capital, Ltd.......................................  1,364,720    8,762,775       0.1%
*   Reliance Communications, Ltd................................ 11,555,543   13,186,444       0.1%
    Reliance Industries, Ltd.................................... 20,856,155  301,676,785       2.0%
    Reliance Industries, Ltd. GDR...............................     96,093    2,753,415       0.0%
*   Reliance Power, Ltd.........................................  8,995,421    6,910,603       0.1%
    Rolta India, Ltd............................................  1,971,509    2,972,196       0.0%
    Ruchi Soya Industries, Ltd..................................  2,042,966      988,118       0.0%
    Rural Electrification Corp., Ltd............................  3,529,774   13,494,107       0.1%
    Sanghvi Movers, Ltd.........................................     35,914      180,955       0.0%
*   Shipping Corp. of India, Ltd................................  2,871,728    3,444,077       0.0%
    Shriram City Union Finance, Ltd.............................      1,795       50,345       0.0%
    Shriram Transport Finance Co., Ltd..........................    191,226    2,762,718       0.0%
    Simplex Infrastructures, Ltd................................     49,926      252,160       0.0%
    Sintex Industries, Ltd......................................  7,353,212   11,317,859       0.1%
    Sobha, Ltd..................................................    821,293    4,090,047       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                             PERCENTAGE
                                                                   SHARES      VALUE++     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
INDIA -- (Continued)
    Sonata Software, Ltd........................................    152,745 $      364,067       0.0%
    South Indian Bank, Ltd. (The)...............................  9,732,338      3,055,094       0.0%
    SREI Infrastructure Finance, Ltd............................  1,671,795      1,145,994       0.0%
    SRF, Ltd....................................................    443,911      8,978,758       0.1%
    State Bank of Bikaner & Jaipur..............................     48,504        388,528       0.0%
    State Bank of India......................................... 19,322,648     69,888,011       0.5%
    Sterlite Technologies, Ltd..................................  2,891,080      4,132,075       0.0%
    Styrolution ABS India, Ltd..................................     29,326        355,377       0.0%
    Sun TV Network, Ltd.........................................    345,352      2,088,996       0.0%
    Sundram Fasteners, Ltd......................................     37,667         95,834       0.0%
    Sunteck Realty, Ltd.........................................     14,643         50,149       0.0%
    Syndicate Bank..............................................  2,749,503      3,954,805       0.0%
    TAKE Solutions, Ltd.........................................    153,789        413,129       0.0%
    Tamil Nadu Newsprint & Papers, Ltd..........................    222,603        697,422       0.0%
    Tata Chemicals, Ltd.........................................  1,650,277     10,303,613       0.1%
    Tata Global Beverages, Ltd..................................  6,337,901     13,007,300       0.1%
*   Tata Motors, Ltd............................................ 10,219,832     60,331,831       0.4%
*   Tata Motors, Ltd. Sponsored ADR.............................    172,249      5,093,403       0.1%
    Tata Steel, Ltd.............................................  7,652,900     28,749,840       0.2%
    Tech Mahindra, Ltd..........................................     55,659        457,611       0.0%
    Techno Electric & Engineering Co., Ltd......................     25,024        184,832       0.0%
*   Teledata Marine Solutions, Ltd..............................    267,258             --       0.0%
    Tide Water Oil Co India, Ltd................................        293         79,077       0.0%
    Time Technoplast, Ltd.......................................  1,050,729        898,511       0.0%
    Transport Corp. of India, Ltd...............................     33,474        143,750       0.0%
    Tree House Education and Accessories, Ltd...................     12,211         50,739       0.0%
    Tube Investments of India, Ltd..............................    564,142      3,409,333       0.0%
*   TV18 Broadcast, Ltd.........................................  6,105,867      2,991,211       0.0%
    UCO Bank....................................................  4,680,494      3,638,978       0.0%
    Uflex, Ltd..................................................    400,819      1,094,245       0.0%
    Unichem Laboratories, Ltd...................................    329,189      1,411,094       0.0%
    Union Bank of India.........................................  1,702,873      4,049,992       0.0%
*   Unitech, Ltd................................................ 37,045,083      4,291,042       0.0%
    UPL, Ltd....................................................  4,667,644     32,683,945       0.2%
*   Usha Martin, Ltd............................................  1,212,536        301,066       0.0%
    VA Tech Wabag, Ltd..........................................      2,562         24,801       0.0%
    Vardhman Textiles, Ltd......................................    271,306      3,022,744       0.0%
    Vedanta, Ltd................................................ 18,097,080     27,407,720       0.2%
    Vedanta, Ltd. ADR...........................................  1,688,607     10,097,872       0.1%
    Videocon Industries, Ltd....................................    769,833      1,577,177       0.0%
    Vijaya Bank.................................................  2,612,664      1,463,260       0.0%
    Welspun Corp., Ltd..........................................  2,101,376      3,251,294       0.0%
*   Welspun Enterprises, Ltd....................................    940,128        758,737       0.0%
    Welspun India, Ltd..........................................    127,227      1,391,368       0.0%
    Wipro, Ltd..................................................    870,841      7,581,863       0.1%
    Wockhardt, Ltd..............................................    470,831     10,784,942       0.1%
    Yes Bank, Ltd...............................................    771,915      8,891,279       0.1%
    Zensar Technologies, Ltd....................................    130,297      1,910,626       0.0%
    Zuari Agro Chemicals, Ltd...................................     46,325        112,933       0.0%
                                                                            --------------      ----
TOTAL INDIA.....................................................             1,698,004,700      11.3%
                                                                            --------------      ----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES      VALUE++   OF NET ASSETS**
                                                                 ----------- ----------- ---------------
INDONESIA -- (2.4%)
    Adaro Energy Tbk PT......................................... 315,794,600 $13,651,243       0.1%
    Adhi Karya Persero Tbk PT...................................   6,888,554   1,117,213       0.0%
*   Agung Podomoro Land Tbk PT.................................. 136,713,200   2,750,400       0.0%
    Alam Sutera Realty Tbk PT................................... 269,373,800   7,614,395       0.1%
*   Aneka Tambang Persero Tbk PT................................ 205,720,277   5,659,190       0.1%
    Asahimas Flat Glass Tbk PT..................................   5,152,300   2,534,907       0.0%
    Astra Agro Lestari Tbk PT...................................     121,300     175,724       0.0%
    Astra Graphia Tbk PT........................................     436,900      54,033       0.0%
    Astra International Tbk PT..................................   1,038,200     446,300       0.0%
*   Bakrie and Brothers Tbk PT.................................. 608,630,150   2,223,306       0.0%
*   Bakrie Sumatera Plantations Tbk PT.......................... 111,492,900     407,280       0.0%
*   Bakrie Telecom Tbk PT....................................... 252,426,500     922,106       0.0%
*   Bakrieland Development Tbk PT............................... 344,524,546   1,258,537       0.0%
    Bank Bukopin Tbk............................................  62,091,433   3,171,864       0.0%
    Bank Danamon Indonesia Tbk PT...............................  35,901,754   7,217,953       0.1%
    Bank Mandiri Persero Tbk PT.................................  75,077,931  47,514,566       0.3%
    Bank Negara Indonesia Persero Tbk PT........................ 103,022,941  35,614,410       0.3%
*   Bank Pan Indonesia Tbk PT................................... 143,727,401   9,734,738       0.1%
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT........  32,631,700   1,800,598       0.0%
    Bank Permata Tbk PT.........................................     220,272      17,685       0.0%
    Bank Tabungan Negara Persero Tbk PT.........................  70,996,627   6,126,194       0.1%
*   Barito Pacific Tbk PT.......................................  13,388,400     128,525       0.0%
    Bekasi Fajar Industrial Estate Tbk PT.......................   3,589,900      99,596       0.0%
    Benakat Integra Tbk PT...................................... 142,047,100     744,521       0.0%
*   Berlian Laju Tanker Tbk PT.................................. 128,161,466          --       0.0%
    BISI International Tbk PT...................................  15,197,800   1,327,784       0.0%
*   Budi Starch & Sweetener Tbk PT..............................   9,186,900      46,907       0.0%
*   Bumi Resources Tbk PT.......................................  86,715,500     316,528       0.0%
    Bumi Serpong Damai Tbk PT...................................  75,641,600   8,900,133       0.1%
*   Central Proteina Prima Tbk PT...............................  32,309,300     117,915       0.0%
    Charoen Pokphand Indonesia Tbk PT...........................  28,481,730   5,177,994       0.1%
    Ciputra Development Tbk PT.................................. 140,859,316  11,115,186       0.1%
    Ciputra Property Tbk PT.....................................  45,377,089   1,537,567       0.0%
    Ciputra Surya Tbk PT........................................  17,499,148   2,888,687       0.0%
*   Clipan Finance Indonesia Tbk PT.............................   2,995,500      59,127       0.0%
*   Darma Henwa Tbk PT.......................................... 191,433,942     699,302       0.0%
*   Davomas Abadi Tbk PT........................................  54,906,800          --       0.0%
*   Delta Dunia Makmur Tbk PT...................................  27,426,400     131,532       0.0%
    Eagle High Plantations Tbk PT...............................  34,381,800     589,034       0.0%
    Elnusa Tbk PT...............................................  88,282,400   2,212,143       0.0%
*   Energi Mega Persada Tbk PT.................................. 565,293,878   2,060,827       0.0%
    Erajaya Swasembada Tbk PT...................................  28,440,800   1,324,249       0.0%
*   Ever Shine Textile Tbk PT...................................  19,342,215     282,626       0.0%
*   Exploitasi Energi Indonesia Tbk PT..........................     744,100       2,720       0.0%
*   Express Transindo Utama Tbk PT..............................   8,132,300     135,499       0.0%
    Gajah Tunggal Tbk PT........................................  36,605,200   1,573,327       0.0%
*   Garuda Indonesia Persero Tbk PT.............................  34,928,481     814,660       0.0%
    Global Mediacom Tbk PT......................................  99,583,300   6,307,075       0.1%
*   Great River International Tbk PT............................   1,788,000          --       0.0%
    Gudang Garam Tbk PT.........................................   1,582,200   4,952,536       0.0%
*   Harum Energy Tbk PT.........................................  17,264,100   1,064,923       0.0%
    Hexindo Adiperkasa Tbk PT...................................   1,362,044     172,413       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES      VALUE++   OF NET ASSETS**
                                                                 ----------- ----------- ---------------
INDONESIA -- (Continued)
    Holcim Indonesia Tbk PT.....................................  26,030,300 $ 1,989,918       0.0%
    Indah Kiat Pulp & Paper Corp. Tbk PT........................  39,421,700   2,373,703       0.0%
*   Indika Energy Tbk PT........................................  24,046,900     319,051       0.0%
    Indo Tambangraya Megah Tbk PT...............................   2,610,300   1,609,155       0.0%
*   Indo-Rama Synthetics Tbk PT.................................      41,500       2,425       0.0%
    Indofood Sukses Makmur Tbk PT...............................  77,171,200  31,023,540       0.2%
    Intiland Development Tbk PT................................. 120,778,100   4,442,229       0.0%
*   Japfa Comfeed Indonesia Tbk PT..............................  33,002,450   1,058,029       0.0%
    Jaya Real Property Tbk PT................................... 121,512,300   7,221,483       0.1%
    Kawasan Industri Jababeka Tbk PT............................ 340,192,075   5,025,860       0.0%
*   Lippo Cikarang Tbk PT.......................................     971,000     565,735       0.0%
    Lippo Karawaci Tbk PT....................................... 323,700,849  28,093,847       0.2%
    Malindo Feedmill Tbk PT.....................................     226,700      18,437       0.0%
    Matahari Putra Prima Tbk PT.................................  11,313,500   1,851,425       0.0%
    Mayora Indah Tbk PT.........................................   3,381,300   6,743,728       0.1%
    Medco Energi Internasional Tbk PT...........................  28,190,400   2,208,780       0.0%
    Metrodata Electronics Tbk PT................................   1,496,674      73,166       0.0%
    Mitra Pinasthika Mustika Tbk PT.............................   1,984,700      76,517       0.0%
    MNC Investama Tbk PT........................................ 319,745,100   4,874,609       0.0%
    Modernland Realty Tbk PT....................................  84,004,600   3,001,568       0.0%
    Multipolar Tbk PT...........................................  63,216,500   1,509,027       0.0%
*   Nusantara Infrastructure Tbk PT............................. 178,751,900   1,551,474       0.0%
    Pabrik Kertas Tjiwi Kimia Tbk PT............................     929,000      33,015       0.0%
    Pan Brothers Tbk PT.........................................  43,368,650   1,678,302       0.0%
*   Panin Financial Tbk PT...................................... 172,344,300   2,750,943       0.0%
*   Paninvest Tbk PT............................................  30,871,000   1,339,475       0.0%
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT.......  74,027,384   8,346,661       0.1%
    Petrosea Tbk PT.............................................     370,200       8,580       0.0%
    Ramayana Lestari Sentosa Tbk PT.............................  55,749,100   2,562,060       0.0%
    Salim Ivomas Pratama Tbk PT.................................  42,613,900   1,439,681       0.0%
    Sampoerna Agro PT...........................................  11,862,941   1,009,522       0.0%
    Samudera Indonesia Tbk PT...................................       6,100       2,365       0.0%
    Selamat Sempurna Tbk PT.....................................  11,249,500   4,031,779       0.0%
    Semen Baturaja Persero Tbk PT...............................  18,499,500     399,097       0.0%
    Semen Indonesia Persero Tbk PT..............................     474,700     337,603       0.0%
    Sentul City Tbk PT..........................................  80,474,100     433,325       0.0%
*   Sigmagold Inti Perkasa Tbk PT...............................  28,878,900     938,784       0.0%
    Sinar Mas Agro Resources & Technology Tbk PT................   7,806,900   2,677,066       0.0%
    Sinar Mas Multiartha Tbk PT.................................       2,000         745       0.0%
    Sri Rejeki Isman Tbk PT..................................... 145,810,100   4,026,746       0.0%
*   Surya Dumai Industri Tbk....................................   5,145,000          --       0.0%
    Surya Semesta Internusa Tbk PT..............................  62,216,200   2,917,703       0.0%
    Surya Toto Indonesia Tbk PT.................................     553,600     279,193       0.0%
*   Suryainti Permata Tbk PT....................................  17,378,000          --       0.0%
    Tambang Batubara Bukit Asam Persero Tbk PT..................      93,700      49,775       0.0%
    Tiga Pilar Sejahtera Food Tbk...............................  29,558,422   3,415,719       0.0%
    Timah Persero Tbk PT........................................  69,185,360   3,143,321       0.0%
    Trias Sentosa Tbk PT........................................     336,500       5,737       0.0%
*   Trimegah Securities Tbk PT..................................   7,903,000      31,182       0.0%
*   Truba Alam Manunggal Engineering PT......................... 129,244,500     132,195       0.0%
    Tunas Baru Lampung Tbk PT...................................  20,427,800     714,544       0.0%
    Tunas Ridean Tbk PT.........................................  42,848,500   1,707,973       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
INDONESIA -- (Continued)
*   Ultrajaya Milk Industry & Trading Co. Tbk PT................  8,688,600 $  2,536,059       0.0%
    Unggul Indah Cahaya Tbk PT..................................    319,635       37,534       0.0%
    United Tractors Tbk PT...................................... 18,922,100   24,895,564       0.2%
    Vale Indonesia Tbk PT....................................... 45,033,400    7,323,184       0.1%
*   Visi Media Asia Tbk PT...................................... 15,238,600      321,950       0.0%
*   Wintermar Offshore Marine Tbk PT............................  1,096,198       15,641       0.0%
*   XL Axiata Tbk PT............................................    962,700      217,924       0.0%
                                                                            ------------       ---
TOTAL INDONESIA.................................................             390,190,631       2.6%
                                                                            ------------       ---

ISRAEL -- (0.0%)
*   Knafaim Holdings, Ltd.......................................          1            3       0.0%
*   Liberty Properties, Ltd.....................................      2,467           --       0.0%
                                                                            ------------       ---
TOTAL ISRAEL....................................................                       3       0.0%
                                                                            ------------       ---

MALAYSIA -- (3.5%)
*   Adventa Bhd.................................................     62,000       13,989       0.0%
#   Affin Holdings Bhd.......................................... 12,176,650    6,769,531       0.1%
    Ahmad Zaki Resources Bhd....................................    164,200       24,474       0.0%
#   AirAsia BHD................................................. 28,932,300    9,935,874       0.1%
*   Alam Maritim Resources Bhd..................................  9,792,500    1,114,068       0.0%
#   Alliance Financial Group Bhd................................ 15,598,900   12,982,885       0.1%
    Allianz Malaysia Bhd........................................     28,800       71,614       0.0%
#   AMMB Holdings Bhd........................................... 23,747,862   26,323,084       0.2%
    Ann Joo Resources Bhd.......................................  2,973,600      518,125       0.0%
    APM Automotive Holdings Bhd.................................    745,300      711,129       0.0%
    Batu Kawan Bhd..............................................  2,084,450    8,489,131       0.1%
    Benalec Holdings Bhd........................................  9,553,500    1,285,544       0.0%
    Berjaya Assets Bhd..........................................    355,600       66,259       0.0%
#   Berjaya Corp. Bhd........................................... 50,123,380    4,831,212       0.1%
    Berjaya Land Bhd............................................ 13,220,000    2,148,742       0.0%
#   BIMB Holdings Bhd...........................................  3,233,707    3,086,737       0.0%
    Bina Darulaman Bhd..........................................    162,600       26,439       0.0%
    BLD Plantation Bhd..........................................      6,600       13,050       0.0%
#   Boustead Holdings Bhd.......................................  7,060,098    6,625,986       0.1%
    Boustead Plantations Bhd....................................  1,491,900      520,777       0.0%
#*  Bumi Armada Bhd............................................. 14,277,900    3,217,789       0.0%
#   Cahya Mata Sarawak Bhd......................................  4,072,200    5,020,686       0.1%
    Can-One Bhd.................................................    401,400      314,902       0.0%
#   CB Industrial Product Holding Bhd...........................  1,722,100      794,612       0.0%
    Chin Teck Plantations Bhd...................................    309,100      603,701       0.0%
#   CIMB Group Holdings Bhd.....................................  4,060,300    4,349,848       0.0%
#   Coastal Contracts Bhd.......................................  3,151,100    1,494,329       0.0%
    Crescendo Corp. Bhd.........................................    259,800      117,222       0.0%
    CSC Steel Holdings Bhd......................................  1,921,456      438,849       0.0%
*   Datuk Keramik Holdings Bhd..................................    127,000           --       0.0%
*   Daya Materials Bhd.......................................... 14,638,800      356,834       0.0%
    DRB-Hicom Bhd............................................... 19,767,100    6,160,806       0.1%
#   Eastern & Oriental Bhd...................................... 14,398,302    5,323,440       0.1%
*   ECM Libra Financial Group Bhd...............................  2,217,050      711,584       0.0%
*   Evergreen Fibreboard Bhd....................................  2,336,326    1,200,342       0.0%
    FAR East Holdings Bhd.......................................    403,800      707,021       0.0%
#   Felda Global Ventures Holdings Bhd..........................  1,491,700      616,558       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
MALAYSIA -- (Continued)
*   Fountain View Development Bhd...............................  2,573,200 $        --       0.0%
#   Genting Bhd................................................. 13,504,300  23,278,421       0.2%
#   Genting Malaysia Bhd........................................ 35,450,100  35,451,379       0.3%
*   Global Oriental Bhd.........................................  1,283,100     175,720       0.0%
    Glomac Bhd..................................................  7,308,200   1,548,678       0.0%
    Goldis Bhd..................................................  3,223,995   1,711,868       0.0%
    GuocoLand Malaysia Bhd......................................  2,804,100     886,675       0.0%
#   HAP Seng Consolidated Bhd................................... 11,142,100  15,674,559       0.1%
    Hap Seng Plantations Holdings Bhd...........................  3,801,700   2,121,605       0.0%
    Hiap Teck Venture Bhd.......................................  1,476,900     101,222       0.0%
#   Hong Leong Financial Group Bhd..............................  2,527,251   8,307,212       0.1%
    Hong Leong Industries Bhd...................................  1,184,200   1,725,661       0.0%
    Hua Yang Bhd................................................  1,663,233     719,229       0.0%
#   Hume Industries Bhd.........................................    896,084     725,449       0.0%
    Hwang Capital Malaysia Bhd..................................     57,100      28,037       0.0%
    I Bhd.......................................................     84,900      10,652       0.0%
#   IJM Corp. Bhd............................................... 61,263,018  47,307,428       0.3%
#   IJM Plantations Bhd.........................................    201,100     163,840       0.0%
#   Insas Bhd...................................................  6,052,400   1,122,960       0.0%
    IOI Properties Group Bhd....................................     44,500      20,877       0.0%
#*  Iris Corp. Bhd.............................................. 22,872,800   1,324,977       0.0%
*   Iskandar Waterfront City Bhd................................  1,432,000     262,515       0.0%
*   JAKS Resources Bhd..........................................  7,797,500   2,195,670       0.0%
#   Jaya Tiasa Holdings BHD.....................................  6,023,133   1,708,036       0.0%
#   JCY International Bhd....................................... 11,109,300   2,010,403       0.0%
    K&N Kenanga Holdings Bhd....................................  2,020,487     276,986       0.0%
*   Karambunai Corp. Bhd........................................  5,630,100      71,216       0.0%
    Keck Seng Malaysia Bhd......................................  2,515,500   2,948,934       0.0%
*   Kian JOO CAN Factory Bhd....................................  4,777,380   3,546,374       0.0%
*   KIG Glass Industrial Bhd....................................    260,000          --       0.0%
    Kim Loong Resources Bhd.....................................    522,800     343,992       0.0%
    Kimlun Corp. Bhd............................................    815,300     249,846       0.0%
    KLCCP Stapled Group.........................................  2,478,700   4,046,728       0.0%
#*  KNM Group Bhd............................................... 33,131,690   4,071,751       0.0%
*   Kretam Holdings Bhd.........................................  4,212,000     435,620       0.0%
#   KSL Holdings BHD............................................  8,917,740   3,256,571       0.0%
*   KUB Malaysia Bhd............................................  2,879,500     220,312       0.0%
    Kulim Malaysia BHD..........................................  8,946,900   6,923,980       0.1%
    Kumpulan Fima Bhd...........................................  2,356,300     975,509       0.0%
    Kumpulan Perangsang Selangor Bhd............................  4,077,000   1,210,012       0.0%
    Kwantas Corp. Bhd...........................................    288,400     112,313       0.0%
    Land & General BHD.......................................... 15,263,600   1,487,878       0.0%
*   Landmarks Bhd...............................................  2,119,208     530,893       0.0%
    LBS Bina Group Bhd..........................................  3,482,400   1,157,948       0.0%
*   Lion Industries Corp. Bhd...................................  3,864,481     282,433       0.0%
    Magnum Bhd..................................................  5,285,900   3,307,204       0.0%
    Mah Sing Group Bhd.......................................... 12,771,262   3,918,810       0.0%
#   Malayan Banking Bhd.........................................    222,470     426,492       0.0%
    Malayan Flour Mills Bhd.....................................  3,117,950     978,798       0.0%
#   Malaysia Airports Holdings Bhd..............................  4,338,654   5,340,991       0.1%
    Malaysia Building Society Bhd...............................    230,100      86,641       0.0%
#*  Malaysia Marine and Heavy Engineering Holdings Bhd..........  2,865,600     732,296       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
MALAYSIA -- (Continued)
#   Malaysian Bulk Carriers Bhd.................................  4,604,925 $   964,094       0.0%
    Malaysian Pacific Industries Bhd............................  1,394,375   2,253,032       0.0%
#   Malaysian Resources Corp. Bhd............................... 17,410,300   5,126,474       0.1%
    Malton Bhd..................................................  4,462,500     809,030       0.0%
#   MBM Resources BHD...........................................  2,727,403   1,771,611       0.0%
#   Media Prima Bhd.............................................  5,620,300   1,819,929       0.0%
    Mega First Corp. Bhd........................................  1,381,900     810,218       0.0%
#   MISC Bhd.................................................... 16,458,804  34,534,122       0.2%
    MK Land Holdings Bhd........................................  8,806,900     808,699       0.0%
    MKH Bhd.....................................................  3,021,870   1,636,606       0.0%
    MMC Corp. Bhd............................................... 16,013,580   8,313,743       0.1%
    MNRB Holdings Bhd...........................................  1,702,600   1,357,771       0.0%
    Muda Holdings Bhd...........................................     34,400      11,126       0.0%
#*  Mudajaya Group Bhd..........................................  4,318,700   1,244,148       0.0%
    Muhibbah Engineering M Bhd..................................  3,866,300   1,985,415       0.0%
*   Mulpha International Bhd.................................... 23,959,000   1,699,500       0.0%
#   Naim Holdings Bhd...........................................  2,895,200   1,507,665       0.0%
    NCB Holdings Bhd............................................  1,338,500   1,332,690       0.0%
    Negri Sembilan Oil Palms Bhd................................    166,800     165,567       0.0%
    Oriental Holdings Bhd.......................................  3,638,979   5,940,192       0.1%
    OSK Holdings Bhd............................................  7,175,471   2,802,474       0.0%
    Pacific & Orient Bhd........................................    334,330     105,698       0.0%
    Panasonic Manufacturing Malaysia Bhd........................    382,080   1,939,823       0.0%
    Pantech Group Holdings Bhd..................................  3,600,751     531,169       0.0%
*   Paracorp Bhd................................................    252,000          --       0.0%
    Paramount Corp. Bhd.........................................  1,660,525     636,421       0.0%
#*  Parkson Holdings Bhd........................................  7,928,676   1,971,703       0.0%
*   Perisai Petroleum Teknologi Bhd.............................    394,200      29,570       0.0%
    Pie Industrial Bhd..........................................    388,320     676,207       0.0%
#   Pos Malaysia Bhd............................................    559,617     504,808       0.0%
#   PPB Group Bhd...............................................  8,245,766  29,604,630       0.2%
    Press Metal Bhd.............................................  6,455,362   3,490,773       0.0%
*   Prime Utilities Bhd.........................................     39,000          --       0.0%
    Protasco Bhd................................................  3,481,200   1,364,452       0.0%
    RCE Capital Bhd.............................................  3,918,000     250,134       0.0%
#   RHB Capital Bhd............................................. 11,296,846  16,020,308       0.1%
*   Rimbunan Sawit Bhd..........................................  6,486,500     784,252       0.0%
#   Salcon Bhd..................................................    794,800     116,175       0.0%
#   Sapurakencana Petroleum Bhd................................. 13,566,100   6,649,637       0.1%
#   Sarawak Oil Palms Bhd.......................................    455,720     513,283       0.0%
    Sarawak Plantation Bhd......................................     83,900      36,908       0.0%
*   Scomi Energy Services Bhd...................................    352,300      23,647       0.0%
*   Scomi Group Bhd............................................. 27,277,800   1,202,636       0.0%
*   Seal, Inc. Bhd..............................................    104,600      12,415       0.0%
    Selangor Dredging Bhd.......................................  1,352,800     307,808       0.0%
    Selangor Properties Bhd.....................................     75,300      92,790       0.0%
    Shangri-La Hotels Malaysia Bhd..............................    734,700   1,041,943       0.0%
*   Shell Refining Co. Federation of Malaya Bhd.................    170,900     225,675       0.0%
    SHL Consolidated Bhd........................................    571,700     414,628       0.0%
#   SP Setia Bhd Group..........................................  4,770,526   3,662,538       0.0%
#   Star Media Group Bhd........................................  1,760,700     983,305       0.0%
#   Sunway Bhd.................................................. 14,164,326  10,208,720       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                PERCENTAGE
                                                                        SHARES     VALUE++    OF NET ASSETS**
                                                                      ---------- ------------ ---------------
MALAYSIA -- (Continued)
*   Sunway Construction Group Bhd....................................  1,381,822 $    418,002       0.0%
#   Supermax Corp. Bhd...............................................  7,574,500    3,962,208       0.0%
    Suria Capital Holdings Bhd.......................................    824,400      454,550       0.0%
    Symphony Life Bhd................................................  1,678,855      294,600       0.0%
#   Ta Ann Holdings Bhd..............................................  1,903,322    1,711,972       0.0%
    TA Enterprise Bhd................................................ 21,149,500    3,073,373       0.0%
    TA Global Bhd.................................................... 15,532,980    1,027,849       0.0%
    TAHPS Group Bhd..................................................     27,000       42,754       0.0%
*   Talam Transform Bhd..............................................  3,183,850       40,380       0.0%
#   Taliworks Corp. Bhd..............................................    130,800      112,017       0.0%
    TAN Chong Motor Holdings Bhd.....................................  4,711,900    2,734,207       0.0%
*   Tanjung Offshore Bhd.............................................  2,910,500      265,633       0.0%
    TDM Bhd.......................................................... 13,081,600    2,078,108       0.0%
#   TH Plantations Bhd...............................................    900,500      274,377       0.0%
#   Time dotCom Bhd..................................................  5,454,480    8,854,863       0.1%
    Tiong NAM Logistics Holdings.....................................    595,500      195,463       0.0%
#*  Tropicana Corp. Bhd..............................................  7,857,233    1,760,926       0.0%
#   UEM Edgenta Bhd..................................................  2,856,400    2,211,649       0.0%
#   UEM Sunrise Bhd.................................................. 15,034,745    4,368,125       0.0%
    UMW Holdings Bhd.................................................     75,700      144,351       0.0%
#   UMW Oil & Gas Corp. Bhd..........................................    662,200      186,240       0.0%
#   Unisem M Bhd.....................................................  9,894,800    5,474,416       0.1%
    United Malacca Bhd...............................................    960,500    1,354,825       0.0%
    United Plantations Bhd...........................................    393,300    2,423,668       0.0%
    United U-Li Corp. Bhd............................................    303,100      311,549       0.0%
#   UOA Development Bhd..............................................  6,296,500    3,089,697       0.0%
    VS Industry Bhd..................................................  7,136,065    2,575,138       0.0%
    Wah Seong Corp. Bhd..............................................  5,944,183    1,641,088       0.0%
#   WCT Holdings Bhd................................................. 15,161,220    4,830,970       0.0%
    Wing Tai Malaysia Bhd............................................  2,929,350      859,041       0.0%
    WTK Holdings Bhd.................................................  6,174,050    1,608,040       0.0%
#*  YNH Property Bhd.................................................  5,624,637    2,445,620       0.0%
#   YTL Corp. Bhd.................................................... 91,679,350   32,195,543       0.2%
*   YTL Land & Development Bhd.......................................  3,544,900      560,134       0.0%
                                                                                 ------------       ---
TOTAL MALAYSIA.......................................................             566,388,312       3.7%
                                                                                 ------------       ---

MEXICO -- (6.2%)
    Alfa S.A.B. de C.V. Class A...................................... 36,207,006   75,054,056       0.5%
    Alpek S.A.B. de C.V..............................................  3,441,992    4,969,882       0.0%
    Arca Continental S.A.B. de C.V...................................  2,461,537   15,723,448       0.1%
#*  Axtel S.A.B. de C.V.............................................. 12,013,941    5,185,884       0.0%
*   Bio Pappel S.A.B. de C.V.........................................    451,188      533,194       0.0%
#*  Cemex S.A.B. de C.V. Sponsored ADR............................... 13,933,905   87,922,941       0.6%
#*  Cia Minera Autlan S.A.B. de C.V. Series B........................  1,008,863      565,576       0.0%
    Coca-Cola Femsa S.A.B. de C.V. Series L..........................  1,100,131    8,439,901       0.1%
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR.....................    114,206    8,757,316       0.1%
*   Consorcio ARA S.A.B. de C.V. Series *............................  9,994,442    3,733,288       0.0%
    Controladora Comercial Mexicana S.A.B. de C.V....................  6,297,582   18,422,499       0.1%
#*  Corp. Actinver S.A.B. de C.V.....................................    105,133       95,472       0.0%
#*  Corp. GEO S.A.B. de C.V. Series B................................  9,461,653          237       0.0%
*   Corp. Interamericana de Entretenimiento S.A.B. de C.V. Class B...  1,560,786    1,169,801       0.0%
    Credito Real S.A.B. de C.V. SOFOM ER.............................     36,023       85,054       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                              PERCENTAGE
                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                    ---------- ------------ ---------------
MEXICO -- (Continued)
#*  Desarrolladora Homex S.A.B. de C.V.............................    301,147 $    144,942       0.0%
*   Dine S.A.B. de C.V.............................................  1,027,267      621,915       0.0%
    El Puerto de Liverpool S.A.B. de C.V. Series 1.................      8,486      125,355       0.0%
*   Empaques Ponderosa S.A. de C.V.................................     90,000           --       0.0%
#*  Empresas ICA S.A.B. de C.V.....................................  1,784,486      707,623       0.0%
#*  Empresas ICA S.A.B. de C.V. Sponsored ADR......................    781,346    1,203,273       0.0%
    Fomento Economico Mexicano S.A.B. de C.V.......................    104,881    1,035,044       0.0%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR........  2,168,951  214,921,354       1.4%
#*  Genomma Lab Internacional S.A.B. de C.V. Class B...............     86,900       63,763       0.0%
    Gruma S.A.B. de C.V. Class B...................................  1,988,745   30,521,429       0.2%
#*  Grupo Aeromexico S.A.B. de C.V.................................  1,678,848    2,947,523       0.0%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.............    728,438    3,741,460       0.0%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR........     27,297    1,122,726       0.0%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR............    523,094   47,638,170       0.3%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR.............    230,315   35,638,943       0.3%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B.........    915,443   14,186,823       0.1%
    Grupo Carso S.A.B. de C.V. Series A1...........................  9,151,581   40,954,901       0.3%
    Grupo Cementos de Chihuahua S.A.B. de C.V......................  2,786,917    7,929,936       0.1%
#   Grupo Comercial Chedraui S.A. de C.V...........................  2,228,152    6,145,770       0.1%
#   Grupo Elektra S.A.B. de C.V....................................    144,803    2,884,173       0.0%
*   Grupo Famsa S.A.B. de C.V. Class A.............................  2,828,859    2,226,396       0.0%
    Grupo Financiero Banorte S.A.B. de C.V......................... 21,258,812  113,811,570       0.8%
    Grupo Financiero Inbursa S.A.B. de C.V......................... 15,929,899   31,921,906       0.2%
#   Grupo Financiero Interacciones SA de C.V.......................    593,956    3,843,968       0.0%
#   Grupo Financiero Santander Mexico S.A.B. de C.V. Class B.......  2,550,559    4,686,427       0.0%
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B ADR...  1,632,369   14,936,176       0.1%
*   Grupo Gigante S.A.B. de C.V. Series *..........................    471,076    1,090,720       0.0%
    Grupo Herdez S.A.B. de C.V. Series *...........................    501,271    1,393,246       0.0%
    Grupo Industrial Maseca S.A.B. de C.V. Class B.................  2,749,400    3,828,367       0.0%
    Grupo Industrial Saltillo S.A.B. de C.V........................  1,338,007    2,622,908       0.0%
#   Grupo KUO S.A.B. de C.V. Series B..............................  2,034,528    3,771,522       0.0%
    Grupo Mexico S.A.B. de C.V. Series B........................... 27,784,953   67,722,227       0.5%
#*  Grupo Pochteca S.A.B. de C.V...................................     67,810       50,905       0.0%
*   Grupo Posadas S.A.B. de C.V....................................    355,600      759,949       0.0%
*   Grupo Qumma SA de C.V. Series B................................      5,301           --       0.0%
#   Grupo Sanborns S.A.B. de C.V...................................  1,081,203    1,898,248       0.0%
#*  Grupo Simec S.A.B. de C.V. Series B............................  1,200,075    3,289,748       0.0%
#*  Grupo Sports World S.A.B. de C.V...............................    265,448      324,462       0.0%
    Industrias Bachoco S.A.B. de C.V. ADR..........................     39,083    2,138,622       0.0%
    Industrias Bachoco S.A.B. de C.V. Series B.....................  1,658,920    7,550,497       0.1%
#*  Industrias CH S.A.B. de C.V. Series B..........................  2,569,185    9,324,646       0.1%
#   Industrias Penoles S.A.B. de C.V...............................    164,784    2,182,881       0.0%
    Medica Sur S.A.B. de C.V. Series B.............................      1,000        3,027       0.0%
    Megacable Holdings S.A.B. de C.V...............................    171,766      654,607       0.0%
    Mexichem S.A.B. de C.V.........................................  6,194,328   16,114,148       0.1%
#*  Minera Frisco S.A.B. de C.V....................................  7,179,830    3,803,383       0.0%
*   OHL Mexico S.A.B. de C.V.......................................  9,459,840   12,502,168       0.1%
#   Organizacion Cultiba S.A.B. de C.V.............................    125,584      167,569       0.0%
#*  Organizacion Soriana S.A.B. de C.V. Class B.................... 14,788,064   35,524,730       0.3%
#*  Qualitas Controladora S.A.B. de C.V............................  1,652,078    2,059,371       0.0%
    Rassini S.A.B. de C.V..........................................     10,800       42,303       0.0%
*   Savia SA Class A...............................................  3,457,285           --       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
MEXICO -- (Continued)
#   TV Azteca S.A.B. de C.V.....................................   9,227,816 $  1,480,446       0.0%
#*  Urbi Desarrollos Urbanos S.A.B. de C.V......................   9,102,158          683       0.0%
    Vitro S.A.B. de C.V. Series A...............................   1,544,127    4,486,230       0.0%
                                                                             ------------       ---
TOTAL MEXICO....................................................              999,407,728       6.6%
                                                                             ------------       ---

PHILIPPINES -- (1.2%)
    A Soriano Corp..............................................  17,792,400    2,475,735       0.0%
    ACR Mining Corp.............................................     105,455       30,238       0.0%
    Alliance Global Group, Inc..................................  25,980,306   10,083,893       0.1%
    Alsons Consolidated Resources, Inc..........................  21,091,000      710,731       0.0%
*   Atlas Consolidated Mining & Development Corp................   5,351,500      644,140       0.0%
    BDO Unibank, Inc............................................  10,788,115   23,384,788       0.2%
    Cebu Air, Inc...............................................   1,751,400    3,335,968       0.0%
    Cebu Holdings, Inc..........................................   2,280,150      247,211       0.0%
    Century Properties Group, Inc...............................  28,957,400      376,851       0.0%
    China Banking Corp..........................................     431,825      368,627       0.0%
    Cosco Capital, Inc..........................................   5,830,900      925,746       0.0%
    EEI Corp....................................................   1,150,300      184,568       0.0%
*   Empire East Land Holdings, Inc..............................  24,178,000      464,785       0.0%
*   Export & Industry Bank, Inc. Class A........................      14,950           --       0.0%
    Filinvest Development Corp..................................     142,800       11,893       0.0%
    Filinvest Land, Inc......................................... 202,093,031    7,504,510       0.1%
    First Philippine Holdings Corp..............................   4,628,330    6,979,215       0.1%
*   Fwbc Holdings, Inc..........................................   5,471,786           --       0.0%
    Integrated Micro-Electronics, Inc...........................     248,900       31,534       0.0%
    JG Summit Holdings, Inc.....................................   8,059,270   12,254,843       0.1%
    Lopez Holdings Corp.........................................  34,691,900    5,025,242       0.0%
    LT Group, Inc...............................................  10,610,600    2,828,667       0.0%
    Megaworld Corp.............................................. 180,919,000   18,088,032       0.1%
    Metropolitan Bank & Trust Co................................   8,551,960   15,512,798       0.1%
*   Mondragon International Philippines, Inc....................   2,464,000           --       0.0%
    Pepsi-Cola Products Philippines, Inc........................     709,000       63,586       0.0%
    Petron Corp.................................................  10,859,700    1,875,294       0.0%
*   Philippine National Bank....................................   4,909,303    5,550,826       0.0%
*   Philippine National Construction Corp.......................     398,900        7,830       0.0%
    Philippine Savings Bank.....................................   1,232,313    2,735,513       0.0%
*   Philippine Townships, Inc...................................     226,200           --       0.0%
*   Philtown Properties, Inc....................................       6,701           --       0.0%
    Phinma Corp.................................................   1,322,798      325,762       0.0%
    Phoenix Petroleum Philippines, Inc..........................     507,600       39,838       0.0%
    RFM Corp....................................................     955,000       83,785       0.0%
    Rizal Commercial Banking Corp...............................   4,672,648    3,094,106       0.0%
    Robinsons Land Corp.........................................  30,204,350   19,724,848       0.1%
    San Miguel Corp.............................................   6,547,556    6,706,599       0.1%
    San Miguel Pure Foods Co., Inc..............................      63,140      185,555       0.0%
    Security Bank Corp..........................................   1,514,674    4,585,314       0.0%
*   Top Frontier Investment Holdings, Inc.......................     628,532    1,414,772       0.0%
    Trans-Asia Oil & Energy Development Corp....................  26,631,000    1,246,793       0.0%
    Travellers International Hotel Group, Inc...................     885,200       86,838       0.0%
    Union Bank of the Philippines...............................   4,413,349    5,380,271       0.0%
    Universal Robina Corp.......................................   6,202,655   26,551,372       0.2%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
PHILIPPINES -- (Continued)
    Vista Land & Lifescapes, Inc................................ 72,605,268 $  8,620,820       0.1%
                                                                            ------------       ---
TOTAL PHILIPPINES...............................................             199,749,737       1.3%
                                                                            ------------       ---

POLAND -- (1.9%)
*   Agora SA....................................................    573,427    1,716,804       0.0%
    Asseco Poland SA............................................  1,339,607   19,773,525       0.1%
#*  Bank Millennium SA..........................................  4,321,453    6,843,609       0.1%
*   Ciech SA....................................................    527,468   10,201,996       0.1%
*   ComArch SA..................................................      2,787       85,391       0.0%
    Dom Development SA..........................................     17,406      235,004       0.0%
    Enea SA.....................................................  2,429,446    8,057,024       0.1%
    Firma Oponiarska Debica SA..................................    101,524    2,309,383       0.0%
#*  Getin Holding SA............................................  2,977,249    1,232,077       0.0%
#*  Getin Noble Bank SA.........................................  3,232,348      668,886       0.0%
*   Grupa Azoty SA..............................................    171,090    4,069,860       0.0%
    Grupa Kety SA...............................................    110,368    7,934,705       0.1%
*   Grupa Lotos SA..............................................  1,735,019   12,778,748       0.1%
*   Hawe SA.....................................................    379,750       86,340       0.0%
*   Impexmetal SA...............................................  5,353,386    3,722,753       0.0%
#*  Jastrzebska Spolka Weglowa SA...............................    252,276      862,953       0.0%
    Kernel Holding SA...........................................    396,351    5,348,405       0.0%
    KGHM Polska Miedz SA........................................  2,445,575   56,776,719       0.4%
    Kopex SA....................................................    514,027      795,377       0.0%
*   LC Corp. SA.................................................  1,199,107      613,067       0.0%
    Lentex SA...................................................     15,056       36,445       0.0%
#   Lubelski Wegiel Bogdanka SA.................................     10,882      115,997       0.0%
    Netia SA....................................................  4,449,611    6,362,704       0.0%
    Orbis SA....................................................    536,574    8,188,511       0.1%
    Pelion SA...................................................     10,134      159,848       0.0%
    PGE Polska Grupa Energetyczna SA............................ 14,763,329   54,952,558       0.4%
*   Polski Koncern Miesny Duda SA...............................     56,943       90,107       0.0%
#   Polski Koncern Naftowy Orlen SA.............................  4,821,675   78,224,224       0.5%
*   Powszechna Kasa Oszczednosci Bank Polski SA.................     79,916      591,861       0.0%
*   Sygnity SA..................................................    194,766      519,785       0.0%
    Synthos SA..................................................  2,933,413    2,798,128       0.0%
    Tauron Polska Energia SA.................................... 18,743,009   14,695,007       0.1%
#*  Trakcja SA..................................................    703,232    1,844,735       0.0%
                                                                            ------------       ---
TOTAL POLAND....................................................             312,692,536       2.1%
                                                                            ------------       ---

RUSSIA -- (2.1%)
*   AFI Development P.L.C. GDR..................................     31,827        5,402       0.0%
    Gazprom PAO Sponsored ADR................................... 65,148,616  274,557,897       1.8%
    LUKOIL PJSC.................................................  1,154,896   41,952,321       0.2%
    Magnitogorsk Iron & Steel Works OJSC GDR....................  1,780,110    8,760,991       0.1%
*   Mechel Sponsored ADR........................................    427,180      431,452       0.0%
    RusHydro PJSC ADR...........................................  8,655,901    8,378,402       0.1%
                                                                            ------------       ---
TOTAL RUSSIA....................................................             334,086,465       2.2%
                                                                            ------------       ---

SOUTH AFRICA -- (7.8%)
    Adcorp Holdings, Ltd........................................    790,191    1,433,947       0.0%
    Aeci, Ltd...................................................  1,178,342    8,089,359       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
SOUTH AFRICA -- (Continued)
*   African Bank Investments, Ltd...............................  9,264,952 $    38,897       0.0%
    African Oxygen, Ltd.........................................     45,466      49,799       0.0%
#   African Rainbow Minerals, Ltd...............................  2,023,634   7,716,650       0.1%
    Allied Electronics Corp., Ltd...............................    515,636     255,781       0.0%
*   Anglo American Platinum, Ltd................................    496,723   8,688,012       0.1%
*   AngloGold Ashanti, Ltd......................................  1,780,604  15,024,580       0.1%
*   AngloGold Ashanti, Ltd. Sponsored ADR.......................  5,678,422  47,925,882       0.3%
#*  ArcelorMittal South Africa, Ltd.............................  2,390,579   1,421,485       0.0%
#*  Aveng, Ltd..................................................  8,076,763   1,979,415       0.0%
    Barclays Africa Group, Ltd..................................  5,869,836  75,226,902       0.5%
    Barloworld, Ltd.............................................  4,511,931  25,456,715       0.2%
    Bidvest Group, Ltd. (The)...................................      7,099     181,341       0.0%
    Blue Label Telecoms, Ltd....................................  4,872,620   4,089,446       0.0%
#*  Brait SE....................................................  1,733,347  19,847,468       0.1%
    Caxton and CTP Publishers and Printers, Ltd.................  3,124,128   4,060,895       0.0%
    Clover Industries, Ltd......................................  1,179,027   1,615,921       0.0%
*   Consolidated Infrastructure Group, Ltd......................    301,009     759,344       0.0%
*   Corpgro, Ltd................................................    579,166          --       0.0%
    DataTec, Ltd................................................  3,405,764  14,562,978       0.1%
    Distell Group, Ltd..........................................    155,945   2,004,794       0.0%
    Distribution and Warehousing Network, Ltd...................    250,120      79,374       0.0%
#   DRDGOLD, Ltd................................................  6,389,615   1,035,317       0.0%
    DRDGOLD, Ltd. Sponsored ADR.................................      6,429       9,901       0.0%
*   Eqstra Holdings, Ltd........................................  3,316,866     621,666       0.0%
*   Evraz Highveld Steel and Vanadium, Ltd......................    120,337      10,761       0.0%
#   Exxaro Resources, Ltd.......................................  1,696,492   7,021,264       0.1%
    Gold Fields, Ltd............................................  2,728,058   7,114,745       0.1%
    Gold Fields, Ltd. Sponsored ADR............................. 12,391,918  31,351,553       0.2%
    Grindrod, Ltd...............................................  8,073,302   8,714,941       0.1%
    Group Five, Ltd.............................................  1,599,349   2,540,508       0.0%
#*  Harmony Gold Mining Co., Ltd................................  1,648,314   1,154,933       0.0%
#*  Harmony Gold Mining Co., Ltd. Sponsored ADR.................    401,946     271,836       0.0%
    Holdsport, Ltd..............................................     15,928      72,410       0.0%
    Hudaco Industries, Ltd......................................    121,375     952,365       0.0%
#   Hulamin, Ltd................................................  1,774,040     854,969       0.0%
    Iliad Africa, Ltd...........................................    206,803     149,292       0.0%
    Illovo Sugar, Ltd...........................................  1,087,049   1,370,806       0.0%
*   Impala Platinum Holdings, Ltd...............................  7,208,593  19,659,014       0.1%
    Imperial Holdings, Ltd......................................  1,063,857  13,847,882       0.1%
    Investec, Ltd...............................................  4,366,901  36,127,730       0.2%
*   JCI, Ltd.................................................... 10,677,339          --       0.0%
    KAP Industrial Holdings, Ltd................................    669,290     355,351       0.0%
#   Kumba Iron Ore, Ltd.........................................    139,578     602,552       0.0%
#   Lewis Group, Ltd............................................  2,044,304   8,818,082       0.1%
    Liberty Holdings, Ltd.......................................  1,882,307  18,404,862       0.1%
    Mediclinic International, Ltd...............................    173,897   1,526,365       0.0%
    Merafe Resources, Ltd....................................... 21,926,669   1,140,250       0.0%
    Metair Investments, Ltd.....................................  1,174,004   2,599,548       0.0%
    MMI Holdings, Ltd........................................... 18,781,970  34,082,613       0.2%
    Mondi, Ltd..................................................  1,809,963  42,055,162       0.3%
    Mpact, Ltd..................................................  2,424,407   8,461,038       0.1%
    MTN Group, Ltd..............................................  1,594,114  18,148,367       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                             PERCENTAGE
                                                                   SHARES      VALUE++     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
SOUTH AFRICA -- (Continued)
#   Murray & Roberts Holdings, Ltd..............................  6,010,269 $    4,548,026       0.0%
    Mustek, Ltd.................................................     48,438         28,985       0.0%
    Nedbank Group, Ltd..........................................  3,612,203     60,045,689       0.4%
#*  Northam Platinum, Ltd.......................................  2,839,914      6,210,242       0.0%
    Omnia Holdings, Ltd.........................................    478,281      5,305,521       0.0%
    Peregrine Holdings, Ltd.....................................  1,700,309      3,781,638       0.0%
    Petmin, Ltd.................................................  1,417,358        136,803       0.0%
*   Pinnacle Holdings, Ltd......................................    581,382        502,998       0.0%
    PSG Group, Ltd..............................................    499,930      9,640,019       0.1%
    Raubex Group, Ltd...........................................  1,780,333      2,120,642       0.0%
    RCL Foods, Ltd..............................................     90,842        107,717       0.0%
    Reunert, Ltd................................................    391,588      1,904,049       0.0%
*   Royal Bafokeng Platinum, Ltd................................    478,372        965,557       0.0%
    Sanlam, Ltd................................................. 16,663,544     75,281,328       0.5%
*   Sappi, Ltd..................................................  9,689,574     38,234,134       0.3%
*   Sappi, Ltd. Sponsored ADR...................................    695,410      2,677,329       0.0%
    Sasol, Ltd..................................................  2,355,745     75,481,998       0.5%
    Sasol, Ltd. Sponsored ADR...................................  1,336,339     42,976,662       0.3%
    Sibanye Gold, Ltd...........................................  2,162,848      3,612,443       0.0%
#   Sibanye Gold, Ltd. Sponsored ADR............................  3,494,040     22,816,081       0.2%
    Standard Bank Group, Ltd.................................... 17,509,455    181,925,436       1.2%
*   Stefanutti Stocks Holdings, Ltd.............................    526,548        201,427       0.0%
#   Steinhoff International Holdings, Ltd....................... 27,223,846    166,431,274       1.1%
*   Super Group, Ltd............................................  4,180,693      9,820,299       0.1%
    Telkom SA SOC, Ltd..........................................  5,140,958     26,996,144       0.2%
    Tiso Blackstar Group SE.....................................     85,425         61,689       0.0%
    Tongaat Hulett, Ltd.........................................    973,716      8,312,172       0.1%
    Trencor, Ltd................................................  1,453,287      5,521,262       0.0%
    Wilson Bayly Holmes-Ovcon, Ltd..............................    325,529      3,041,191       0.0%
    Zeder Investments, Ltd......................................     55,552         31,697       0.0%
                                                                            --------------       ---
TOTAL SOUTH AFRICA..............................................             1,268,305,520       8.4%
                                                                            --------------       ---

SOUTH KOREA -- (14.6%)
    Aekyung Petrochemical Co., Ltd..............................      2,680        145,061       0.0%
#*  Agabang&Company.............................................     19,244        220,354       0.0%
#*  ALUKO Co., Ltd..............................................    245,213      1,378,093       0.0%
#*  Amotech Co., Ltd............................................     28,966        541,452       0.0%
#   Asia Cement Co., Ltd........................................      6,783        639,494       0.0%
#   ASIA Holdings Co., Ltd......................................     28,607      2,928,977       0.0%
#   Asia Paper Manufacturing Co., Ltd...........................     63,782      1,089,895       0.0%
    AtlasBX Co., Ltd............................................     10,957        347,605       0.0%
#*  AUK Corp....................................................    487,877      1,040,227       0.0%
*   BH Co., Ltd.................................................     10,493         54,534       0.0%
    BNK Financial Group, Inc....................................  2,237,320     27,393,301       0.2%
    Bookook Securities Co., Ltd.................................     28,655        431,238       0.0%
    BYC Co., Ltd................................................        752        262,682       0.0%
*   CammSys Corp................................................     13,509         24,565       0.0%
#*  Capro Corp..................................................     79,730        196,347       0.0%
#*  Celltrion Pharm, Inc........................................     10,662        129,954       0.0%
*   Chemtronics Co., Ltd........................................      2,389         14,387       0.0%
#*  China Great Star International, Ltd.........................    582,136      1,246,378       0.0%
#*  China Ocean Resources Co., Ltd..............................  1,088,323      4,265,463       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
SOUTH KOREA -- (Continued)
#   Chosun Refractories Co., Ltd................................     9,716 $   802,933       0.0%
#   CJ Corp.....................................................    38,915   8,170,734       0.1%
#*  CJ Korea Express Co., Ltd...................................    35,696   6,092,957       0.1%
#   CKD Bio Corp................................................    17,576     303,275       0.0%
#*  Cosmochemical Co., Ltd......................................   115,498     558,795       0.0%
#   Dae Dong Industrial Co., Ltd................................   141,098   1,212,517       0.0%
#   Dae Han Flour Mills Co., Ltd................................    14,630   2,491,528       0.0%
#   Dae Won Kang Up Co., Ltd....................................   245,096   1,064,215       0.0%
#*  Dae Young Packaging Co., Ltd................................ 1,121,470   1,112,143       0.0%
#*  Dae-Il Corp.................................................   128,871     984,738       0.0%
#*  Daechang Co., Ltd...........................................   526,706     436,726       0.0%
    Daeduck Electronics Co......................................   115,484     742,908       0.0%
#   Daeduck GDS Co., Ltd........................................   291,353   2,475,939       0.0%
    Daegu Department Store......................................    71,060     884,003       0.0%
#   Daehan Steel Co., Ltd.......................................   181,186   1,530,451       0.0%
    Daekyo Co., Ltd.............................................   356,920   2,861,739       0.0%
#   Daelim Industrial Co., Ltd..................................   323,708  21,133,533       0.2%
#   Daesang Holdings Co., Ltd...................................    54,347   1,015,414       0.0%
#   Daesung Holdings Co., Ltd...................................    42,463     442,664       0.0%
    Daewon San Up Co., Ltd......................................     1,435       8,357       0.0%
#*  Daewoo Engineering & Construction Co., Ltd.................. 1,012,402   5,752,750       0.1%
#   Daewoo International Corp...................................    11,433     199,095       0.0%
#   Daewoo Securities Co., Ltd.................................. 1,140,470  11,004,075       0.1%
#   Daewoo Shipbuilding & Marine Engineering Co., Ltd........... 1,194,943   7,222,861       0.1%
    Daewoong Co., Ltd...........................................     2,604     145,061       0.0%
*   Dahaam E-Tec Co., Ltd.......................................     3,535      10,465       0.0%
#   Daishin Securities Co., Ltd.................................   604,449   5,535,122       0.1%
#   Daou Data Corp..............................................   138,807   2,379,158       0.0%
#   Daou Technology, Inc........................................   396,164   8,585,623       0.1%
#*  Dasan Networks, Inc.........................................   193,542   1,049,652       0.0%
    DGB Financial Group, Inc.................................... 1,624,766  15,071,204       0.1%
    Display Tech Co., Ltd.......................................    14,272      61,385       0.0%
    DK UIL Co., Ltd.............................................     8,787      83,683       0.0%
#   Dong Ah Tire & Rubber Co., Ltd..............................    89,616   1,963,361       0.0%
    Dong-Ah Geological Engineering Co., Ltd.....................    45,500     317,110       0.0%
#   Dong-Il Corp................................................    18,590   1,114,304       0.0%
#   Dongbang Transport Logistics Co., Ltd.......................   244,640     653,644       0.0%
#*  Dongbu HiTek Co., Ltd.......................................   300,944   3,197,622       0.0%
#   Dongbu Securities Co., Ltd..................................   412,339   1,462,132       0.0%
#*  Dongbu Steel Co., Ltd.......................................    81,663     398,481       0.0%
#   Dongil Industries Co., Ltd..................................    18,446     928,952       0.0%
#*  Dongkook Industrial Co., Ltd................................   298,412     659,688       0.0%
    Dongkuk Industries Co., Ltd.................................    55,506     177,217       0.0%
#*  Dongkuk Steel Mill Co., Ltd.................................   967,685   5,784,432       0.1%
#   Dongkuk Structures & Construction Co., Ltd..................   172,302     558,208       0.0%
#   Dongwha Pharm Co., Ltd......................................   284,616   1,722,599       0.0%
    Dongwon F&B Co., Ltd........................................     4,429   1,460,219       0.0%
*   Dongwoo Co., Ltd............................................    14,971      54,387       0.0%
#   Dongyang E&P, Inc...........................................    31,262     351,435       0.0%
#   Doosan Corp.................................................   130,122  12,580,354       0.1%
#*  Doosan Engine Co., Ltd......................................   112,890     379,404       0.0%
#   Doosan Engineering & Construction Co., Ltd..................    34,199     200,091       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
SOUTH KOREA -- (Continued)
#   Doosan Heavy Industries & Construction Co., Ltd.............   567,699 $10,216,713       0.1%
#*  Doosan Infracore Co., Ltd................................... 1,493,659   8,161,368       0.1%
#   DRB Holding Co., Ltd........................................   114,870   1,472,397       0.0%
#   DY Corp.....................................................   268,363   1,628,076       0.0%
#   e-LITECOM Co., Ltd..........................................    59,930   1,048,999       0.0%
#   E-MART, Inc.................................................    98,867  18,391,896       0.1%
#   Eagon Industries Co., Ltd...................................    18,903     280,381       0.0%
#   Eugene Corp.................................................   552,081   2,705,983       0.0%
#*  Eugene Investment & Securities Co., Ltd..................... 1,164,534   2,845,633       0.0%
#*  Eusu Holdings Co., Ltd......................................    65,810     507,155       0.0%
#   EVERDIGM Corp...............................................    19,016     179,030       0.0%
#*  Flexcom, Inc................................................    29,124      73,482       0.0%
#   Fursys, Inc.................................................    28,479     865,605       0.0%
#   Gaon Cable Co., Ltd.........................................    25,249     463,517       0.0%
    Global & Yuasa Battery Co., Ltd.............................    53,014   1,898,630       0.0%
#   Global Display Co., Ltd.....................................    32,534     116,369       0.0%
#*  GNCO Co., Ltd...............................................   357,625     453,794       0.0%
#   GOLFZONYUWONHOLDINGS Co., Ltd...............................     6,151      43,497       0.0%
    Green Cross Holdings Corp...................................     9,405     337,247       0.0%
#*  GS Engineering & Construction Corp..........................   574,868  11,685,230       0.1%
#   GS Global Corp..............................................    60,141     326,752       0.0%
#   GS Holdings Corp............................................   617,643  27,129,948       0.2%
#   Gwangju Shinsegae Co., Ltd..................................     5,985   1,566,655       0.0%
#*  Halla Corp..................................................    75,864     256,283       0.0%
#   Halla Holdings Corp.........................................    29,152   1,448,907       0.0%
    Han Kuk Carbon Co., Ltd.....................................     6,148      31,981       0.0%
#   Hana Financial Group, Inc................................... 3,334,337  81,087,678       0.6%
#   Handok, Inc.................................................    10,861     236,539       0.0%
#   Handsome Co., Ltd...........................................   141,182   4,802,535       0.0%
#   Hanil Cement Co., Ltd.......................................    51,738   5,322,529       0.1%
#*  Hanjin Heavy Industries & Construction Co., Ltd.............   571,915   2,224,634       0.0%
#   Hanjin Heavy Industries & Construction Holdings Co., Ltd....   206,286   1,192,790       0.0%
#   Hanjin Kal Corp.............................................   138,504   2,635,511       0.0%
#*  Hanjin Shipping Co., Ltd....................................   161,920     711,038       0.0%
#   Hanjin Transportation Co., Ltd..............................   136,400   5,299,647       0.1%
    Hankook Tire Co., Ltd.......................................    35,230   1,346,803       0.0%
    Hankuk Glass Industries, Inc................................    17,640     392,298       0.0%
#   Hankuk Paper Manufacturing Co., Ltd.........................    33,223   1,022,079       0.0%
#*  Hansol Holdings Co., Ltd....................................   401,896   2,522,561       0.0%
#*  Hansol HomeDeco Co., Ltd....................................   321,490     432,618       0.0%
#*  Hansol Paper Co., Ltd.......................................   168,582   3,037,759       0.0%
#   Hanwha Chemical Corp........................................ 1,076,195  20,852,388       0.2%
    Hanwha Corp.................................................   747,702  24,518,199       0.2%
#   Hanwha Galleria Timeworld Co., Ltd..........................    10,902   1,002,317       0.0%
*   Hanwha General Insurance Co., Ltd...........................    69,154     456,616       0.0%
#   Hanwha Investment & Securities Co., Ltd.....................   638,857   2,502,432       0.0%
    Hanwha Life Insurance Co., Ltd.............................. 2,232,784  16,608,265       0.1%
#*  Hanwha Techwin Co., Ltd.....................................   137,851   4,484,536       0.0%
#   Hanyang Eng Co., Ltd........................................    35,004     287,655       0.0%
#   Hanyang Securities Co., Ltd.................................    92,428     688,481       0.0%
#   Heung-A Shipping Co., Ltd...................................   751,463   1,271,711       0.0%
#   Hitejinro Holdings Co., Ltd.................................   116,051   1,384,940       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
SOUTH KOREA -- (Continued)
#   HMC Investment Securities Co., Ltd..........................   254,497 $  2,288,410       0.0%
#   HS R&A Co., Ltd.............................................    34,764    1,248,150       0.0%
#   Humax Co., Ltd..............................................   186,876    2,836,804       0.0%
    Husteel Co., Ltd............................................    47,312      741,032       0.0%
#   Huvis Corp..................................................    31,945      237,407       0.0%
#   Hwa Shin Co., Ltd...........................................    80,837      415,840       0.0%
#   Hwacheon Machine Tool Co., Ltd..............................    14,227      775,311       0.0%
    HwaSung Industrial Co., Ltd.................................    19,273      289,276       0.0%
    Hyosung Corp................................................   236,798   24,178,651       0.2%
#   Hyundai BNG Steel Co., Ltd..................................   131,949    1,192,358       0.0%
#   Hyundai Department Store Co., Ltd...........................    55,422    6,083,730       0.1%
#   Hyundai Development Co-Engineering & Construction...........   466,327   18,728,436       0.1%
    Hyundai Engineering & Construction Co., Ltd.................   317,960    9,587,169       0.1%
#*  Hyundai Heavy Industries Co., Ltd...........................   411,885   34,208,428       0.2%
    Hyundai Hy Communications & Networks Co., Ltd...............   262,383      753,025       0.0%
#   Hyundai Marine & Fire Insurance Co., Ltd....................    45,206    1,346,125       0.0%
#*  Hyundai Mipo Dockyard Co., Ltd..............................    77,140    4,832,650       0.0%
    Hyundai Mobis Co., Ltd......................................    18,223    3,831,024       0.0%
#   Hyundai Motor Co............................................ 1,078,089  147,261,123       1.0%
#*  Hyundai Rotem Co., Ltd......................................     6,913       98,370       0.0%
    Hyundai Securities Co., Ltd................................. 1,415,714    8,537,992       0.1%
#   Hyundai Steel Co............................................ 1,080,925   49,214,390       0.3%
#*  Hyunjin Materials Co., Ltd..................................    57,175       77,583       0.0%
#   Il Dong Pharmaceutical Co., Ltd.............................    97,917    2,212,929       0.0%
#   Iljin Electric Co., Ltd.....................................   267,372    1,335,431       0.0%
#   Ilshin Spinning Co., Ltd....................................    16,333    2,263,987       0.0%
#   Ilsung Pharmaceuticals Co., Ltd.............................     9,407      861,881       0.0%
#   Industrial Bank of Korea.................................... 2,385,570   29,201,268       0.2%
*   InnoWireless, Inc...........................................     1,805       16,845       0.0%
#*  Interflex Co., Ltd..........................................    65,517      720,642       0.0%
#   Intergis Co., Ltd...........................................    49,180      154,707       0.0%
    INTOPS Co., Ltd.............................................    74,806    1,111,541       0.0%
    Inzi Controls Co., Ltd......................................    89,540      401,334       0.0%
#   INZI Display Co., Ltd.......................................   244,705      350,857       0.0%
    IS Dongseo Co., Ltd.........................................    53,412    1,996,684       0.0%
#   ISU Chemical Co., Ltd.......................................    88,385      795,720       0.0%
#   IsuPetasys Co., Ltd.........................................    71,858      317,008       0.0%
#   Jahwa Electronics Co., Ltd..................................    37,751      371,438       0.0%
#   JB Financial Group Co., Ltd.................................   879,546    4,572,737       0.0%
#   Jeil Pharmaceutical Co......................................    39,179      835,974       0.0%
#   JW Pharmaceutical Corp......................................    83,603    2,544,515       0.0%
#   KB Capital Co., Ltd.........................................    93,191    2,075,501       0.0%
    KB Financial Group, Inc..................................... 1,730,536   54,825,731       0.4%
    KB Financial Group, Inc. ADR................................ 3,077,876   97,045,430       0.7%
    KB Insurance Co., Ltd.......................................   167,974    3,903,843       0.0%
#   KC Tech Co., Ltd............................................   198,629    1,669,643       0.0%
#   KCC Corp....................................................    49,514   17,665,306       0.1%
#*  KEC Corp....................................................    44,448       44,315       0.0%
#   Keyang Electric Machinery Co., Ltd..........................   343,223    1,456,273       0.0%
#   KG Chemical Corp............................................    57,540      809,334       0.0%
#   Kia Motors Corp.............................................   991,391   48,391,867       0.3%
#   KISCO Corp..................................................    54,263    2,297,933       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
SOUTH KOREA -- (Continued)
#   KISCO Holdings Co., Ltd.....................................    11,405 $   594,728       0.0%
#   Kishin Corp.................................................   107,298     708,917       0.0%
#   KISWIRE, Ltd................................................    90,481   3,269,996       0.0%
#   Kolon Corp..................................................    65,774   3,678,138       0.0%
*   Kolon Global Corp...........................................    10,244     152,202       0.0%
#   Kolon Industries, Inc.......................................   228,890  12,435,256       0.1%
#   Kook Soon Dang Brewery Co., Ltd.............................   125,249     732,733       0.0%
    Korea Airport Service Co., Ltd..............................       238       6,309       0.0%
#   Korea Alcohol Industrial Co., Ltd...........................    28,767     188,248       0.0%
#   Korea Cast Iron Pipe Industries Co., Ltd....................     7,358      83,204       0.0%
#   Korea Circuit Co., Ltd......................................   158,138   1,525,460       0.0%
    Korea Electric Terminal Co., Ltd............................    66,909   5,782,864       0.1%
#   Korea Export Packaging Industrial Co., Ltd..................     5,290      97,197       0.0%
#   Korea Flange Co., Ltd.......................................    66,724     812,374       0.0%
    Korea Investment Holdings Co., Ltd..........................   432,462  23,025,001       0.2%
#   Korea Petrochemical Ind Co., Ltd............................    30,445   4,708,232       0.0%
*   Korean Air Lines Co., Ltd...................................    62,461   1,687,323       0.0%
    Korean Reinsurance Co.......................................   672,677   8,019,752       0.1%
    Kortek Corp.................................................       809       9,522       0.0%
    KPX Chemical Co., Ltd.......................................    12,852     640,926       0.0%
#*  KTB Investment & Securities Co., Ltd........................   639,952   1,418,568       0.0%
    Kukdo Chemical Co., Ltd.....................................    48,530   2,605,111       0.0%
#*  Kumho Electric Co., Ltd.....................................    44,161     677,806       0.0%
#*  Kumho Tire Co., Inc.........................................    46,348     279,981       0.0%
#   Kunsul Chemical Industrial Co., Ltd.........................    34,025   1,326,955       0.0%
#*  Kwangju Bank................................................   132,697     945,882       0.0%
#*  Kyeryong Construction Industrial Co., Ltd...................    38,242     320,620       0.0%
#   Kyobo Securities Co., Ltd...................................   211,717   1,815,338       0.0%
#   Kyung-In Synthetic Corp.....................................    27,261      94,920       0.0%
#   Kyungbang, Ltd..............................................    11,050   1,862,885       0.0%
#*  LB Semicon, Inc.............................................    66,800      85,914       0.0%
    LF Corp.....................................................    91,282   2,529,439       0.0%
#   LG Corp..................................................... 1,044,400  60,430,868       0.4%
    LG Display Co., Ltd......................................... 1,523,739  28,946,631       0.2%
#   LG Display Co., Ltd. ADR.................................... 3,996,524  37,966,978       0.3%
#   LG Electronics, Inc......................................... 1,776,548  76,270,868       0.5%
#   LG International Corp.......................................   240,831   7,355,088       0.1%
    LG Uplus Corp............................................... 2,008,456  19,249,465       0.1%
#   LMS Co., Ltd................................................    14,112     127,130       0.0%
#   Lotte Chemical Corp.........................................   133,545  28,037,580       0.2%
    Lotte Chilsung Beverage Co., Ltd............................     6,928  13,566,729       0.1%
#   Lotte Confectionery Co., Ltd................................     7,692  13,418,340       0.1%
#   LOTTE Himart Co., Ltd.......................................    12,087     616,478       0.0%
#*  Lotte Non-Life Insurance Co., Ltd...........................   175,018     433,388       0.0%
#   Lotte Shopping Co., Ltd.....................................   159,952  32,406,288       0.2%
#   LS Corp.....................................................    81,252   2,743,949       0.0%
#   Lumens Co., Ltd.............................................    32,726     117,269       0.0%
#   Mando Corp..................................................     5,405     703,143       0.0%
    MegaStudy Co., Ltd..........................................     3,332     131,038       0.0%
*   MegaStudyEdu Co., Ltd.......................................     2,475     138,834       0.0%
#*  Melfas, Inc.................................................   127,678     552,968       0.0%
    Meritz Finance Group, Inc...................................    68,885     884,555       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
SOUTH KOREA -- (Continued)
#   Meritz Securities Co., Ltd.................................. 1,516,895 $  6,747,173       0.1%
    Mi Chang Oil Industrial Co., Ltd............................     4,691      316,345       0.0%
#   Mirae Asset Securities Co., Ltd.............................   315,644    7,042,180       0.1%
#   MK Electron Co., Ltd........................................   124,718      767,992       0.0%
#*  MNTech Co., Ltd.............................................    38,064      212,562       0.0%
#   Moorim P&P Co., Ltd.........................................   389,600    1,835,144       0.0%
#*  Moorim Paper Co., Ltd.......................................   210,130      651,044       0.0%
#   Motonic Corp................................................    75,294      832,338       0.0%
#   Namyang Dairy Products Co., Ltd.............................     2,878    2,122,176       0.0%
#*  NEOWIZ HOLDINGS Corp........................................    69,796    1,104,097       0.0%
#*  NEPES Corp..................................................    18,806      109,806       0.0%
    Nexen Corp..................................................    17,164    1,272,807       0.0%
#   NH Investment & Securities Co., Ltd.........................   944,601    8,299,463       0.1%
#   NK Co., Ltd.................................................   217,496    1,102,784       0.0%
#   Nong Shim Holdings Co., Ltd.................................    25,418    3,337,621       0.0%
#   NongShim Co., Ltd...........................................    24,238    7,832,921       0.1%
    NOROO Paint & Coatings Co., Ltd.............................    11,400      108,656       0.0%
#   NPC.........................................................   134,561      859,618       0.0%
#   OCI Co., Ltd................................................    99,817    7,157,849       0.1%
*   OPTRON-TEC, Inc.............................................     7,768       36,635       0.0%
#*  Osung LST Co., Ltd..........................................    36,975       19,763       0.0%
*   Paik Kwang Industrial Co., Ltd..............................   175,261      395,546       0.0%
*   Pan Ocean Co., Ltd..........................................    38,276      134,668       0.0%
    Pang Rim Co., Ltd...........................................     3,201       78,123       0.0%
#*  PaperCorea, Inc.............................................   261,826      230,093       0.0%
#   Poongsan Corp...............................................   394,157    8,869,777       0.1%
#   Poongsan Holdings Corp......................................    55,898    1,967,615       0.0%
#   POSCO.......................................................   632,815  101,763,525       0.7%
#   POSCO ADR................................................... 1,579,642   63,233,069       0.4%
*   POSCO Coated & Color Steel Co., Ltd.........................     3,820       54,734       0.0%
*   Power Logics Co., Ltd.......................................    16,022       53,883       0.0%
#   Pyeong Hwa Automotive Co., Ltd..............................    44,836      572,432       0.0%
    RFTech Co., Ltd.............................................       739        5,183       0.0%
*   S&C Engine Group, Ltd.......................................    79,220      120,516       0.0%
#   S&T Dynamics Co., Ltd.......................................   362,141    4,399,824       0.0%
    S&T Holdings Co., Ltd.......................................    90,519    2,104,317       0.0%
#   S&T Motiv Co., Ltd..........................................    93,377    5,954,501       0.1%
#   S-Energy Co., Ltd...........................................    31,635      209,686       0.0%
#*  S-MAC Co., Ltd..............................................   111,701      360,887       0.0%
#   S-Oil Corp..................................................    36,698    2,194,796       0.0%
#*  Sajo Industries Co., Ltd....................................    19,502    1,168,285       0.0%
    Sam Young Electronics Co., Ltd..............................   159,570    1,744,302       0.0%
    Samho Development Co., Ltd..................................     4,638       13,849       0.0%
#   SAMHWA Paints Industrial Co., Ltd...........................     2,030       23,771       0.0%
#   Samick Musical Instruments Co., Ltd.........................   584,890    2,073,165       0.0%
#*  Samsung C&T Corp............................................   356,894   48,164,980       0.3%
    Samsung Card Co., Ltd.......................................     5,497      185,753       0.0%
#   Samsung Electro-Mechanics Co., Ltd..........................   116,849    6,650,105       0.1%
    Samsung Electronics Co., Ltd................................    17,506   20,997,145       0.2%
    Samsung Fine Chemicals Co., Ltd.............................     1,478       48,570       0.0%
#   Samsung Heavy Industries Co., Ltd...........................   601,105    6,973,938       0.1%
    Samsung Life Insurance Co., Ltd.............................   141,474   13,507,681       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
SOUTH KOREA -- (Continued)
#   Samsung SDI Co., Ltd........................................   398,894 $ 37,130,246       0.3%
    Samsung Securities Co., Ltd.................................    66,627    2,802,854       0.0%
    Samyang Genex Co., Ltd......................................    10,965    2,185,800       0.0%
#   Samyang Holdings Corp.......................................    58,549    8,198,277       0.1%
    Samyang Tongsang Co., Ltd...................................     1,536       68,294       0.0%
#*  Samyoung Chemical Co., Ltd..................................   258,455      405,184       0.0%
#   SAVEZONE I&C CORP...........................................    42,314      223,391       0.0%
    SBS Media Holdings Co., Ltd.................................   178,352      608,058       0.0%
    Seah Besteel Corp...........................................   210,316    5,288,886       0.0%
    SeAH Holdings Corp..........................................    13,089    2,007,204       0.0%
#   SeAH Steel Corp.............................................    45,069    2,522,394       0.0%
#   Sebang Co., Ltd.............................................   138,126    2,170,484       0.0%
#   Sejong Industrial Co., Ltd..................................   149,537    1,444,503       0.0%
    Sempio Foods Co.............................................     3,110      109,707       0.0%
#*  Seohee Construction Co., Ltd................................ 1,510,807    1,441,401       0.0%
    Sewon Precision Industry Co., Ltd...........................     2,175       46,402       0.0%
#*  SG Corp..................................................... 1,834,728    2,051,565       0.0%
#   Shin Poong Pharmaceutical Co., Ltd..........................   137,435      500,347       0.0%
    Shinhan Financial Group Co., Ltd............................ 3,885,795  148,302,300       1.0%
#   Shinhan Financial Group Co., Ltd. ADR....................... 1,556,685   59,698,869       0.4%
    Shinsegae Co., Ltd..........................................    78,903   16,054,681       0.1%
    Shinsegae Information & Communication Co., Ltd..............     5,674      596,996       0.0%
#*  Shinsung Solar Energy Co., Ltd..............................   765,627      975,307       0.0%
#*  Shinsung Tongsang Co., Ltd..................................   998,817    1,671,204       0.0%
#*  Shinwha Intertek Corp.......................................    34,265       72,075       0.0%
#*  Shinwon Corp................................................    82,700      136,912       0.0%
    Shinyoung Securities Co., Ltd...............................    35,820    1,734,524       0.0%
#*  Signetics Corp..............................................   519,083      711,345       0.0%
#   Silla Co., Ltd..............................................    64,953      986,919       0.0%
*   SIMMTECH Co., Ltd...........................................     5,499       38,443       0.0%
#*  SIMMTECH HOLDINGS Co., Ltd..................................     4,687       12,702       0.0%
#   SIMPAC, Inc.................................................    11,538       65,113       0.0%
#   Sindoh Co., Ltd.............................................    42,099    2,249,700       0.0%
    SJM Co., Ltd................................................    11,075       64,361       0.0%
#   SK Chemicals Co., Ltd.......................................   177,382   10,475,898       0.1%
#   SK Gas, Ltd.................................................    55,589    4,142,935       0.0%
    SK Holdings Co., Ltd........................................   292,740   68,428,148       0.5%
*   SK Innovation Co., Ltd......................................   640,023   66,363,000       0.5%
#   SK Networks Co., Ltd........................................ 1,531,162    9,498,006       0.1%
#*  SK Securities Co., Ltd...................................... 2,856,758    2,919,460       0.0%
#   SKC Co., Ltd................................................   144,773    4,859,058       0.0%
#   SL Corp.....................................................   181,381    2,697,407       0.0%
#   Songwon Industrial Co., Ltd.................................   210,236    2,020,828       0.0%
*   Ssangyong Cement Industrial Co., Ltd........................   264,815    4,185,660       0.0%
#*  STS Semiconductor & Telecommunications......................   188,965      451,323       0.0%
#*  STX Engine Co., Ltd.........................................    36,709      302,978       0.0%
#   Sun Kwang Co., Ltd..........................................    18,633      388,619       0.0%
#   Sung Kwang Bend Co., Ltd....................................    90,554      743,849       0.0%
#*  Sungchang Enterprise Holdings, Ltd..........................    20,048      515,732       0.0%
#*  Sungshin Cement Co., Ltd....................................   237,806    2,362,299       0.0%
#   Sungwoo Hitech Co., Ltd.....................................   365,075    2,823,379       0.0%
#*  Synopex, Inc................................................   130,699      186,063       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                             PERCENTAGE
                                                                   SHARES      VALUE++     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
SOUTH KOREA -- (Continued)
#   Tae Kyung Industrial Co., Ltd...............................    120,772 $      648,622       0.0%
    Taekwang Industrial Co., Ltd................................      4,983      4,850,043       0.0%
#*  Taewoong Co., Ltd...........................................     65,986        864,584       0.0%
#*  Taeyoung Engineering & Construction Co., Ltd................    566,881      2,920,357       0.0%
#   Tailim Packaging Industrial Co., Ltd........................    413,135      1,155,100       0.0%
#*  TK Chemical Corp............................................    516,810      1,186,726       0.0%
*   TK Corp.....................................................      6,078         60,091       0.0%
*   Tong Kook Corp..............................................        607             --       0.0%
#   Tong Yang Moolsan Co., Ltd..................................     72,180        630,124       0.0%
    Tongyang Life Insurance Co, Ltd.............................    424,989      5,196,977       0.0%
#*  Top Engineering Co., Ltd....................................     53,356        234,660       0.0%
#   TS Corp.....................................................     76,643      1,511,759       0.0%
#   Ubiquoss, Inc...............................................     23,782        300,519       0.0%
    Uju Electronics Co., Ltd....................................     40,526        506,407       0.0%
#   Unid Co., Ltd...............................................     66,294      2,967,541       0.0%
#   WillBes & Co. (The).........................................    688,308      1,399,849       0.0%
    Wiscom Co., Ltd.............................................     32,980        152,074       0.0%
*   Woongjin Co., Ltd...........................................      1,813          4,779       0.0%
#*  Woongjin Energy Co., Ltd....................................    564,742        765,375       0.0%
#*  Woongjin Thinkbig Co., Ltd..................................    186,883      1,338,620       0.0%
#   Wooree ETI Co., Ltd.........................................     74,334        189,074       0.0%
    Woori Bank..................................................  2,467,139     21,401,333       0.2%
    Woori Bank Sponsored ADR....................................      7,135        185,082       0.0%
#   WooSung Feed Co., Ltd.......................................    271,316        784,843       0.0%
    YESCO Co., Ltd..............................................     30,899      1,013,436       0.0%
#   Yoosung Enterprise Co., Ltd.................................    164,543        602,721       0.0%
#   Youlchon Chemical Co., Ltd..................................    157,826      1,708,024       0.0%
#   Young Poong Corp............................................      4,505      4,946,742       0.0%
*   Young Poong Mining & Construction Corp......................     18,030             --       0.0%
    Young Poong Precision Corp..................................    126,084      1,027,860       0.0%
    Youngone Holdings Co., Ltd..................................        468         29,491       0.0%
#*  Yuanta Securities Korea Co., Ltd............................    298,286      1,037,078       0.0%
    YuHwa Securities Co., Ltd...................................     28,274        363,771       0.0%
*   Zinus, Inc..................................................      1,866         58,924       0.0%
                                                                            --------------      ----
TOTAL SOUTH KOREA...............................................             2,365,440,152      15.7%
                                                                            --------------      ----

TAIWAN -- (14.6%)
*   Ability Enterprise Co., Ltd.................................  4,038,000      2,233,536       0.0%
#   Accton Technology Corp......................................  8,875,156      5,556,021       0.1%
#*  Acer, Inc................................................... 40,462,109     17,155,241       0.1%
#   ACES Electronic Co., Ltd....................................  1,261,000      1,011,558       0.0%
#   ACHEM TECHNOLOGY Corp.......................................  3,395,318      1,400,642       0.0%
    Acter Co., Ltd..............................................      4,000         11,594       0.0%
*   Action Electronics Co., Ltd.................................  1,996,084        285,240       0.0%
#*  Advanced Connectek, Inc.....................................  1,938,000        465,470       0.0%
    Advanced International Multitech Co., Ltd...................    256,000        164,769       0.0%
    Advanced Wireless Semiconductor Co..........................    145,000        346,989       0.0%
#*  AGV Products Corp...........................................  7,525,701      1,580,589       0.0%
*   AimCore Technology Co., Ltd.................................    841,797        480,229       0.0%
    Alcor Micro Corp............................................    542,000        359,976       0.0%
#   Allis Electric Co., Ltd.....................................  1,250,000        319,705       0.0%
    Alpha Networks, Inc.........................................  5,246,313      3,026,757       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
TAIWAN -- (Continued)
#   Altek Corp..................................................  4,111,365 $ 3,418,797       0.0%
#   Ambassador Hotel (The)......................................  1,179,000   1,015,593       0.0%
#   AMPOC Far-East Co., Ltd.....................................  1,749,000   1,112,626       0.0%
#   AmTRAN Technology Co., Ltd.................................. 12,666,956   6,409,985       0.1%
    Apacer Technology, Inc......................................    114,000      65,799       0.0%
#   APCB, Inc...................................................  2,454,000   1,028,765       0.0%
    Apex International Co., Ltd.................................     44,000      56,891       0.0%
    Apex Science & Engineering..................................    211,536      61,698       0.0%
#   Arcadyan Technology Corp....................................  1,655,675   1,644,954       0.0%
    Ardentec Corp...............................................  5,057,155   3,837,223       0.0%
*   Arima Communications Corp...................................     86,000      23,839       0.0%
#   Asia Cement Corp............................................ 25,303,589  26,280,673       0.2%
#*  Asia Optical Co., Inc.......................................  4,430,290   4,220,607       0.0%
#   Asia Plastic Recycling Holding, Ltd.........................    584,731     414,039       0.0%
#   Asia Polymer Corp...........................................  4,994,301   2,892,829       0.0%
#   Asia Vital Components Co., Ltd..............................  5,122,984   4,123,783       0.0%
    Asustek Computer, Inc.......................................    874,000   7,821,768       0.1%
#   AU Optronics Corp........................................... 57,378,812  16,878,346       0.1%
    AU Optronics Corp. Sponsored ADR............................  9,342,184  26,998,912       0.2%
#   Audix Corp..................................................  1,472,332   1,591,619       0.0%
#   Avermedia Technologies......................................  2,557,000     808,412       0.0%
#*  Avision, Inc................................................  1,540,555     347,455       0.0%
#   AVY Precision Technology, Inc...............................    383,680     646,820       0.0%
    Bank of Kaohsiung Co., Ltd..................................  6,104,230   1,670,005       0.0%
#   BES Engineering Corp........................................ 24,449,443   5,757,590       0.1%
#*  Biostar Microtech International Corp........................  2,636,055     573,484       0.0%
#   Bright Led Electronics Corp.................................  1,832,000     581,615       0.0%
#   C Sun Manufacturing, Ltd....................................  2,566,837   1,189,936       0.0%
#*  Cameo Communications, Inc...................................  2,551,197     348,332       0.0%
#   Capital Securities Corp..................................... 27,358,447   8,123,640       0.1%
#   Career Technology MFG. Co., Ltd.............................  2,208,000   1,799,903       0.0%
#*  Carnival Industrial Corp....................................  5,119,000     924,797       0.0%
#   Cathay Chemical Works.......................................    959,000     460,038       0.0%
    Cathay Financial Holding Co., Ltd...........................    475,000     676,588       0.0%
#   Cathay Real Estate Development Co., Ltd..................... 14,342,421   6,190,501       0.1%
#   Celxpert Energy Corp........................................    262,000     154,528       0.0%
#   Central Reinsurance Co., Ltd................................  2,476,016   1,177,347       0.0%
#   ChainQui Construction Development Co., Ltd..................  1,382,173     955,507       0.0%
#*  Champion Building Materials Co., Ltd........................  6,381,828   1,374,417       0.0%
#   Chang Hwa Commercial Bank, Ltd.............................. 84,974,847  44,106,766       0.3%
#   Chang Wah Electromaterials, Inc.............................     52,000     132,312       0.0%
#   Channel Well Technology Co., Ltd............................  2,069,000   1,125,161       0.0%
#   Charoen Pokphand Enterprise.................................  3,487,825   2,360,262       0.0%
#   Chen Full International Co., Ltd............................    827,000   1,315,934       0.0%
#   Cheng Loong Corp............................................ 13,917,659   4,924,503       0.1%
#   Cheng Uei Precision Industry Co., Ltd.......................  6,647,635   9,711,462       0.1%
#   Chia Chang Co., Ltd.........................................  1,615,000   1,201,824       0.0%
#   Chia Hsin Cement Corp.......................................  7,374,191   2,449,961       0.0%
#   Chien Kuo Construction Co., Ltd.............................  4,979,247   1,510,717       0.0%
#   Chilisin Electronics Corp...................................    749,452   1,070,370       0.0%
    Chimei Materials Technology Corp............................    260,000     181,956       0.0%
    Chin-Poon Industrial Co., Ltd...............................  6,084,815   8,179,885       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES      VALUE++   OF NET ASSETS**
                                                                 ----------- ----------- ---------------
TAIWAN -- (Continued)
*   China Airlines, Ltd.........................................  46,539,353 $16,660,339       0.1%
    China Bills Finance Corp....................................     118,000      40,916       0.0%
#   China Chemical & Pharmaceutical Co., Ltd....................   4,286,264   2,451,537       0.0%
#   China Development Financial Holding Corp.................... 165,353,734  44,428,330       0.3%
#*  China Electric Manufacturing Corp...........................   4,016,200   1,017,985       0.0%
#   China General Plastics Corp.................................   6,435,030   2,834,102       0.0%
#   China Glaze Co., Ltd........................................   2,312,363     746,889       0.0%
    China Life Insurance Co., Ltd...............................  20,428,153  16,855,599       0.1%
#*  China Man-Made Fiber Corp...................................  12,628,813   3,644,988       0.0%
    China Metal Products........................................   4,081,969   3,653,048       0.0%
#   China Motor Corp............................................   6,975,749   4,931,016       0.1%
#*  China Petrochemical Development Corp........................  29,822,397   7,587,211       0.1%
#   China Steel Corp............................................  16,139,320   9,755,395       0.1%
    China Steel Structure Co., Ltd..............................   1,435,219     844,166       0.0%
    China Synthetic Rubber Corp.................................   8,696,794   6,415,530       0.1%
*   China United Trust & Investment Corp........................     493,999          --       0.0%
*   China Wire & Cable Co., Ltd.................................   2,885,000   1,048,073       0.0%
    Chinatrust Financial Holding Co., Ltd.......................  58,669,883  32,142,658       0.2%
#   Chinese Maritime Transport, Ltd.............................   1,551,000   1,084,973       0.0%
#   Chipbond Technology Corp....................................   1,373,000   1,953,987       0.0%
#   ChipMOS TECHNOLOGIES, Inc...................................     354,229     352,749       0.0%
    Chong Hong Construction Co., Ltd............................      37,000      52,405       0.0%
#   Chun YU Works & Co., Ltd....................................   3,273,000   1,410,225       0.0%
    Chun Yuan Steel.............................................   6,454,287   1,914,989       0.0%
    Chung Hsin Electric & Machinery Manufacturing Corp..........   5,843,250   3,125,455       0.0%
*   Chung Hung Steel Corp.......................................  13,559,046   2,044,043       0.0%
    Chung Hwa Pulp Corp.........................................   5,954,353   1,823,542       0.0%
*   Chung Shing Textile Co., Ltd................................         600          --       0.0%
*   Chunghwa Picture Tubes, Ltd.................................  55,899,412   1,479,907       0.0%
    Clevo Co....................................................     230,000     247,875       0.0%
*   CMC Magnetics Corp..........................................  42,378,621   5,084,055       0.1%
#*  CoAsia Microelectronics Corp................................     369,350     276,678       0.0%
#   Collins Co., Ltd............................................   2,036,224     780,005       0.0%
#   Compal Electronics, Inc.....................................  71,381,332  44,394,213       0.3%
#   Compeq Manufacturing Co., Ltd...............................  19,557,000  12,818,120       0.1%
*   Compex International Co., Ltd...............................      46,400          --       0.0%
#*  Concord Securities Co., Ltd.................................   1,603,000     323,075       0.0%
#*  Continental Holdings Corp...................................   7,782,540   2,553,217       0.0%
    Coretronic Corp.............................................   8,152,250   7,510,298       0.1%
#   Coxon Precise Industrial Co., Ltd...........................   2,085,000   3,721,310       0.0%
#   Creative Sensor, Inc........................................     359,000     254,237       0.0%
#   CSBC Corp. Taiwan...........................................   6,296,654   2,665,156       0.0%
    CyberTAN Technology, Inc....................................     186,000      97,221       0.0%
#*  D-Link Corp.................................................  11,525,552   3,661,042       0.0%
#   DA CIN Construction Co., Ltd................................   2,422,579   1,097,129       0.0%
    Da-Li Development Co., Ltd..................................      31,000      20,284       0.0%
#   Darfon Electronics Corp.....................................   5,779,950   3,013,800       0.0%
#   Darwin Precisions Corp......................................   6,127,635   2,414,065       0.0%
#*  Delpha Construction Co., Ltd................................   2,563,016   1,361,284       0.0%
*   Der Pao Construction Co., Ltd...............................   1,139,000          --       0.0%
#   DFI, Inc....................................................     404,280     499,210       0.0%
#*  Dynamic Electronics Co., Ltd................................   4,578,324   1,329,485       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
TAIWAN -- (Continued)
    Dynapack International Technology Corp......................      56,000 $     91,612       0.0%
#*  E Ink Holdings, Inc.........................................   7,434,000    3,630,898       0.0%
#*  E-Ton Solar Tech Co., Ltd...................................   3,612,443    1,337,682       0.0%
#   E.Sun Financial Holding Co., Ltd............................  85,688,782   51,501,496       0.4%
#   Edimax Technology Co., Ltd..................................   3,295,902    1,119,474       0.0%
#   Edison Opto Corp............................................   1,362,000      807,802       0.0%
#   Edom Technology Co., Ltd....................................     344,588      225,450       0.0%
#   Elite Material Co., Ltd.....................................   3,161,905    6,460,319       0.1%
    Elite Semiconductor Memory Technology, Inc..................     178,000      159,401       0.0%
#   Elitegroup Computer Systems Co., Ltd........................   6,094,395    4,224,287       0.0%
*   Emerging Display Technologies Corp..........................      45,000       12,067       0.0%
#   ENG Electric Co., Ltd.......................................   1,256,100      629,071       0.0%
#   EnTie Commercial Bank Co., Ltd..............................   2,271,232    1,062,041       0.0%
*   Episil Holdings, Inc........................................   1,981,500      568,813       0.0%
#   Epistar Corp................................................  16,199,869   14,590,216       0.1%
    Eson Precision Ind. Co., Ltd................................      16,000       15,029       0.0%
#   Eternal Materials Co., Ltd..................................   1,634,900    1,547,885       0.0%
    Etron Technology, Inc.......................................     643,000      264,155       0.0%
*   Eva Airways Corp............................................   6,216,999    3,648,803       0.0%
*   Ever Fortune Industrial Co., Ltd............................     409,000           --       0.0%
#   Everest Textile Co., Ltd....................................   3,611,002    1,817,979       0.0%
    Evergreen International Storage & Transport Corp............   9,703,000    4,023,057       0.0%
    Evergreen Marine Corp. Taiwan, Ltd..........................  24,433,607   10,876,287       0.1%
    Everlight Chemical Industrial Corp..........................      99,000       63,504       0.0%
    Everlight Electronics Co., Ltd..............................     266,000      403,532       0.0%
    Excelsior Medical Co., Ltd..................................   1,486,726    2,242,806       0.0%
#   Far Eastern Department Stores, Ltd..........................   7,458,445    4,512,755       0.1%
#   Far Eastern International Bank..............................  28,538,465    8,866,258       0.1%
    Far Eastern New Century Corp................................   4,758,528    4,324,905       0.0%
*   Farglory F T Z Investment Holding Co., Ltd..................   1,314,000      637,896       0.0%
    Farglory Land Development Co., Ltd..........................   1,662,264    1,913,346       0.0%
#   Federal Corp................................................   7,655,628    3,478,518       0.0%
    Feng Hsin Steel Co., Ltd....................................     227,000      261,842       0.0%
    First Copper Technology Co., Ltd............................   3,465,750      783,659       0.0%
#   First Financial Holding Co., Ltd............................ 146,481,416   70,941,315       0.5%
#   First Hotel.................................................   1,487,491      896,733       0.0%
    First Insurance Co, Ltd. (The)..............................   4,017,064    1,619,095       0.0%
#   First Steamship Co., Ltd....................................   5,615,173    2,009,724       0.0%
#   Formosa Advanced Technologies Co., Ltd......................   2,137,000    1,340,631       0.0%
#   Formosa Oilseed Processing Co., Ltd.........................     834,977      597,706       0.0%
    Formosa Taffeta Co., Ltd....................................   9,874,511    9,767,329       0.1%
#   Formosan Rubber Group, Inc..................................   8,160,000    4,618,854       0.1%
#   Formosan Union Chemical.....................................   2,896,034    1,371,380       0.0%
    Fortune Electric Co., Ltd...................................     436,000      210,024       0.0%
#   Founding Construction & Development Co., Ltd................   3,441,922    1,806,173       0.0%
#   Foxconn Technology Co., Ltd.................................   3,379,359    8,851,522       0.1%
#   Foxlink Image Technology Co., Ltd...........................   1,582,000      866,435       0.0%
#   Froch Enterprise Co., Ltd...................................   2,669,734      820,157       0.0%
    FSP Technology, Inc.........................................   2,036,292    1,267,691       0.0%
#   Fubon Financial Holding Co., Ltd............................  91,243,471  147,478,747       1.0%
#   Fulgent Sun International Holding Co., Ltd..................      41,000       67,994       0.0%
#   Fullerton Technology Co., Ltd...............................   1,663,200    1,238,877       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
TAIWAN -- (Continued)
#   Fulltech Fiber Glass Corp...................................  4,943,690 $ 1,580,064       0.0%
#   Fwusow Industry Co., Ltd....................................  2,826,980   1,283,423       0.0%
#   G Shank Enterprise Co., Ltd.................................  2,168,902   1,491,308       0.0%
#*  G Tech Optoelectronics Corp.................................    399,000     184,237       0.0%
#   Gallant Precision Machining Co., Ltd........................    658,000     264,028       0.0%
#   Gemtek Technology Corp......................................  6,241,962   3,199,191       0.0%
#*  Genesis Photonics, Inc......................................  4,120,810   1,151,079       0.0%
#*  Genius Electronic Optical Co., Ltd..........................    930,000   1,914,253       0.0%
    Getac Technology Corp.......................................  7,157,065   4,879,786       0.1%
#*  Giantplus Technology Co., Ltd...............................  2,198,100     946,593       0.0%
#   Giga Solution Tech Co., Ltd.................................  1,216,000     766,722       0.0%
#   Gigabyte Technology Co., Ltd................................  9,125,287   9,525,869       0.1%
#*  Gigastorage Corp............................................  4,087,600   3,188,501       0.0%
#*  Gintech Energy Corp.........................................  7,324,453   5,380,975       0.1%
#*  Global Brands Manufacture, Ltd..............................  5,005,951   1,119,893       0.0%
#   Global Lighting Technologies, Inc...........................  1,090,000   2,193,214       0.0%
    Global Mixed Mode Technology, Inc...........................     34,000      62,571       0.0%
    Globalwafers Co., Ltd.......................................    240,752     515,002       0.0%
    Globe Union Industrial Corp.................................  2,999,625   1,415,484       0.0%
    Gloria Material Technology Corp.............................  6,503,150   3,448,369       0.0%
#*  Gold Circuit Electronics, Ltd...............................  8,572,965   2,982,709       0.0%
#   Goldsun Buillding Materials Co., Ltd........................ 23,683,261   6,914,643       0.1%
#   Good Will Instrument Co., Ltd...............................    526,425     265,758       0.0%
#   Grand Pacific Petrochemical................................. 16,264,000   7,964,195       0.1%
    Great China Metal Industry..................................    884,000     784,543       0.0%
#   Great Wall Enterprise Co., Ltd..............................  7,920,597   4,796,059       0.1%
    Greatek Electronics, Inc....................................     73,000      72,086       0.0%
#*  Green Energy Technology, Inc................................  4,640,880   2,331,994       0.0%
#*  GTM Holdings Corp...........................................  2,132,000     795,686       0.0%
#   Hannstar Board Corp.........................................  5,230,635   1,717,709       0.0%
#*  HannStar Display Corp....................................... 53,594,435   7,014,894       0.1%
*   HannsTouch Solution, Inc....................................    829,481     128,772       0.0%
#   Harvatek Corp...............................................  3,443,553   1,384,763       0.0%
*   Helix Technology, Inc.......................................     29,585          --       0.0%
#   Hey Song Corp...............................................  2,933,500   2,879,911       0.0%
    Hiroca Holdings, Ltd........................................     68,000     266,290       0.0%
    HiTi Digital, Inc...........................................    127,000      58,581       0.0%
#   Hitron Technology, Inc......................................  3,735,525   1,571,989       0.0%
#*  Ho Tung Chemical Corp....................................... 13,156,004   3,041,299       0.0%
#   Hocheng Corp................................................  4,577,300   1,169,031       0.0%
    Hold-Key Electric Wire & Cable Co., Ltd.....................    118,124      25,189       0.0%
    Holy Stone Enterprise Co., Ltd..............................  3,208,650   3,254,407       0.0%
    Hon Hai Precision Industry Co., Ltd.........................  1,877,400   4,990,239       0.1%
#   Hong TAI Electric Industrial................................  3,503,000     889,941       0.0%
#   Horizon Securities Co., Ltd.................................  5,996,000   1,190,626       0.0%
#   Hsin Kuang Steel Co., Ltd...................................  4,071,124   1,733,261       0.0%
    Hsing TA Cement Co..........................................  1,864,782     592,768       0.0%
#   HTC Corp....................................................  2,203,000   5,305,586       0.1%
#*  HUA ENG Wire & Cable........................................  7,222,035   1,592,634       0.0%
    Hua Nan Financial Holdings Co., Ltd......................... 55,935,542  26,880,457       0.2%
    Huaku Development Co., Ltd..................................    164,000     310,453       0.0%
*   Hualon Corp.................................................    257,040          --       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES      VALUE++   OF NET ASSETS**
                                                                 ----------- ----------- ---------------
TAIWAN -- (Continued)
    Huang Hsiang Construction Corp..............................     129,000 $   105,290       0.0%
#   Hung Ching Development & Construction Co., Ltd..............   1,987,468   1,051,501       0.0%
#   Hung Poo Real Estate Development Corp.......................   3,643,655   2,435,397       0.0%
    Hung Sheng Construction, Ltd................................   6,276,892   3,031,263       0.0%
    Huxen Corp..................................................     429,281     606,250       0.0%
#*  Hwacom Systems, Inc.........................................     333,000     109,166       0.0%
#   I-Chiun Precision Industry Co., Ltd.........................   3,240,000   1,123,491       0.0%
#   Ichia Technologies, Inc.....................................   1,134,260     650,059       0.0%
    Ideal Bike Corp.............................................      80,271      43,909       0.0%
    Infortrend Technology, Inc..................................   1,042,000     447,645       0.0%
#   Innolux Corp................................................ 144,507,544  48,478,870       0.3%
*   Inotera Memories, Inc.......................................   5,069,000   3,890,372       0.0%
#   Inpaq Technology Co., Ltd...................................     293,000     231,654       0.0%
    Inventec Corp...............................................  30,157,277  17,284,111       0.1%
#   ITE Technology, Inc.........................................   1,988,479   1,695,852       0.0%
#   ITEQ Corp...................................................     236,000     162,626       0.0%
#*  J Touch Corp................................................     445,100     114,450       0.0%
    Jentech Precision Industrial Co., Ltd.......................      42,000      58,803       0.0%
#   Jess-Link Products Co., Ltd.................................   1,258,000   1,327,028       0.0%
    Jih Sun Financial Holdings Co., Ltd.........................   6,283,251   1,419,018       0.0%
#*  K Laser Technology, Inc.....................................   2,211,601     986,292       0.0%
#   Kang Na Hsiung Enterprise Co., Ltd..........................   1,687,078     671,385       0.0%
#   Kaulin Manufacturing Co., Ltd...............................   2,570,656   1,389,091       0.0%
    KEE TAI Properties Co., Ltd.................................   1,609,000     846,355       0.0%
#   Kenmec Mechanical Engineering Co., Ltd......................   1,676,000     649,135       0.0%
    Kindom Construction Corp....................................   4,686,000   2,634,180       0.0%
    King Yuan Electronics Co., Ltd..............................  20,284,805  12,945,456       0.1%
#   King's Town Bank Co., Ltd...................................  11,492,012   9,144,992       0.1%
    King's Town Construction Co., Ltd...........................     146,380      83,514       0.0%
#*  Kinko Optical Co., Ltd......................................   1,505,000     795,582       0.0%
#*  Kinpo Electronics...........................................  19,162,375   6,221,126       0.1%
#   Kinsus Interconnect Technology Corp.........................     150,000     307,434       0.0%
    KS Terminals, Inc...........................................     783,880     952,760       0.0%
#*  Kung Sing Engineering Corp..................................   3,301,000   1,165,119       0.0%
    Kuo Toong International Co., Ltd............................       8,000       8,990       0.0%
    Kuoyang Construction Co., Ltd...............................   7,617,840   2,644,056       0.0%
    Kwong Fong Industries Corp..................................   3,063,720   1,651,550       0.0%
#*  KYE Systems Corp............................................   4,187,376   1,305,812       0.0%
#   L&K Engineering Co., Ltd....................................   1,994,000   1,147,054       0.0%
#   LAN FA Textile..............................................   3,218,713   1,225,031       0.0%
#*  LCY Chemical Corp...........................................     514,000     456,181       0.0%
#   Leader Electronics, Inc.....................................   2,094,056     617,812       0.0%
#   Lealea Enterprise Co., Ltd..................................  12,483,941   3,625,147       0.0%
#   Ledtech Electronics Corp....................................     660,000     236,148       0.0%
#   LEE CHI Enterprises Co., Ltd................................   3,466,900   1,320,938       0.0%
    Lelon Electronics Corp......................................     286,620     207,678       0.0%
#   Leofoo Development Co., Ltd.................................   4,944,774   1,632,322       0.0%
*   LES Enphants Co., Ltd.......................................     877,000     495,853       0.0%
#   Lextar Electronics Corp.....................................   5,370,000   3,008,255       0.0%
#*  Li Peng Enterprise Co., Ltd.................................   9,948,381   2,801,597       0.0%
#   Lien Hwa Industrial Corp....................................   8,526,949   5,244,365       0.1%
#   Lingsen Precision Industries, Ltd...........................   6,618,480   2,001,928       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES      VALUE++   OF NET ASSETS**
                                                                 ----------- ----------- ---------------
TAIWAN -- (Continued)
    Lite-On Semiconductor Corp..................................   3,546,729 $ 2,493,711       0.0%
    Lite-On Technology Corp.....................................  31,606,306  32,763,446       0.2%
#   Long Chen Paper Co., Ltd....................................   8,969,098   3,253,904       0.0%
#   Longwell Co.................................................   1,537,000   1,140,687       0.0%
#   Lotes Co., Ltd..............................................     755,000   2,484,365       0.0%
#   Lucky Cement Corp...........................................   3,294,000   1,038,157       0.0%
#*  Macronix International......................................  64,363,913   9,424,928       0.1%
#   Marketech International Corp................................   1,948,000   1,352,812       0.0%
#   Masterlink Securities Corp..................................  17,238,376   4,951,196       0.1%
#   Mayer Steel Pipe Corp.......................................   2,501,456   1,039,312       0.0%
    Maywufa Co., Ltd............................................     252,070     107,665       0.0%
#   Mega Financial Holding Co., Ltd............................. 121,989,915  88,888,270       0.6%
*   Megamedia Corp..............................................         782          --       0.0%
#   Meiloon Industrial Co.......................................   1,319,084     506,657       0.0%
    Mercuries & Associates Holding, Ltd.........................   1,762,937   1,156,230       0.0%
#   Mercuries Life Insurance Co., Ltd...........................   2,628,326   1,606,185       0.0%
#   Merry Electronics Co., Ltd..................................      48,000      91,928       0.0%
#   Micro-Star International Co., Ltd...........................  13,596,985  13,804,295       0.1%
#*  Microelectronics Technology, Inc............................     689,826     192,732       0.0%
#   Mirle Automation Corp.......................................     593,827     523,126       0.0%
#   Mitac Holdings Corp.........................................   8,592,725   6,702,106       0.1%
*   Mosel Vitelic, Inc..........................................   3,677,506     260,985       0.0%
#*  Motech Industries, Inc......................................   2,452,000   3,200,237       0.0%
#   MPI Corp....................................................      91,000     188,562       0.0%
    Nan Ren Lake Leisure Amusement Co., Ltd.....................   1,652,000     469,532       0.0%
#   Nan Ya Printed Circuit Board Corp...........................   3,252,000   3,284,825       0.0%
#   Nantex Industry Co., Ltd....................................   2,346,033   1,977,614       0.0%
#   Neo Solar Power Corp........................................   2,998,774   2,034,646       0.0%
    New Asia Construction & Development Corp....................   1,810,304     367,753       0.0%
    New Era Electronics Co., Ltd................................     203,000     138,568       0.0%
#*  Newmax Technology Co., Ltd..................................     207,000     112,643       0.0%
    Nien Hsing Textile Co., Ltd.................................   4,504,721   2,919,236       0.0%
#   Nishoku Technology, Inc.....................................     268,000     346,502       0.0%
*   O-TA Precision Industry Co., Ltd............................      24,000      15,198       0.0%
*   Ocean Plastics Co., Ltd.....................................     161,000     142,103       0.0%
*   Optimax Technology Corp.....................................   1,085,597     242,640       0.0%
#   OptoTech Corp...............................................   9,658,000   3,097,854       0.0%
#   Pacific Construction Co.....................................   2,529,452   1,275,094       0.0%
#   Pan Jit International, Inc..................................   6,112,837   2,417,892       0.0%
#   Pan-International Industrial Corp...........................   4,899,444   2,020,097       0.0%
#   Paragon Technologies Co., Ltd...............................   1,037,191   1,157,028       0.0%
#   Pegatron Corp...............................................  27,193,998  66,452,937       0.5%
#   Phihong Technology Co., Ltd.................................   3,860,320   1,135,861       0.0%
#   Pixart Imaging, Inc.........................................      48,000     107,254       0.0%
    Plotech Co., Ltd............................................     494,282     132,184       0.0%
#   Portwell, Inc...............................................     884,000   1,135,803       0.0%
*   Potrans Electrical Corp.....................................   1,139,000          --       0.0%
    Pou Chen Corp...............................................  24,214,550  34,152,848       0.2%
    Powertech Industrial Co., Ltd...............................     193,000      98,982       0.0%
    Powertech Technology, Inc...................................  11,052,000  24,380,281       0.2%
    President Securities Corp...................................  12,645,992   5,630,829       0.1%
*   Prime Electronics Satellitics, Inc..........................     524,000     133,664       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES      VALUE++   OF NET ASSETS**
                                                                 ----------- ----------- ---------------
TAIWAN -- (Continued)
    Prince Housing & Development Corp...........................   4,627,018 $ 1,435,565       0.0%
*   Prodisc Technology, Inc.....................................   6,185,157          --       0.0%
    Promise Technology, Inc.....................................     107,000      59,634       0.0%
#   Qisda Corp..................................................  27,863,171   9,437,117       0.1%
    Qualipoly Chemical Corp.....................................     138,000     142,060       0.0%
#   Quanta Storage, Inc.........................................   2,382,000   1,489,181       0.0%
#*  Quintain Steel Co., Ltd.....................................   5,893,629   1,026,721       0.0%
#   Radium Life Tech Co., Ltd...................................   9,469,124   3,648,987       0.0%
#   Ralec Electronic Corp.......................................     558,087     862,712       0.0%
#   Realtek Semiconductor Corp..................................      46,000      96,064       0.0%
    Rechi Precision Co., Ltd....................................      78,000      55,258       0.0%
#   Rich Development Co., Ltd...................................   6,916,054   2,222,375       0.0%
#*  Ritek Corp..................................................  44,250,622   4,009,172       0.0%
#   Rotam Global Agrosciences, Ltd..............................     195,693     196,678       0.0%
#   Ruentex Development Co., Ltd................................   1,390,446   1,688,903       0.0%
    Ruentex Industries, Ltd.....................................   1,309,000   2,411,966       0.0%
*   Sainfoin Technology Corp....................................     835,498          --       0.0%
#   Sampo Corp..................................................   9,730,925   3,922,885       0.0%
*   Sanyang Motor Co., Ltd......................................   1,751,624   1,167,056       0.0%
    SDI Corp....................................................     420,000     352,414       0.0%
#   Sesoda Corp.................................................   1,234,806   1,291,186       0.0%
    Shan-Loong Transportation Co., Ltd..........................      66,000      46,508       0.0%
#   Sheng Yu Steel Co., Ltd.....................................   1,935,000   1,058,979       0.0%
#   ShenMao Technology, Inc.....................................   1,267,000     928,628       0.0%
#   Shih Her Technologies, Inc..................................     411,000     447,246       0.0%
    Shih Wei Navigation Co., Ltd................................   2,952,288   1,182,884       0.0%
#   Shihlin Electric & Engineering Corp.........................   4,487,000   5,511,568       0.1%
#   Shin Kong Financial Holding Co., Ltd........................ 137,120,430  32,810,940       0.2%
#   Shin Zu Shing Co., Ltd......................................   1,109,000   3,578,343       0.0%
*   Shining Building Business Co., Ltd..........................      86,900      31,156       0.0%
#   Shinkong Insurance Co., Ltd.................................   3,610,412   2,493,300       0.0%
#   Shinkong Synthetic Fibers Corp..............................  25,477,754   6,958,904       0.1%
#*  Shuttle, Inc................................................   4,582,015   1,056,397       0.0%
    Sigurd Microelectronics Corp................................   6,653,047   4,475,429       0.0%
#*  Silicon Integrated Systems Corp.............................   5,609,165   1,075,297       0.0%
#   Silitech Technology Corp....................................   1,072,803     622,439       0.0%
    Sincere Navigation Corp.....................................   4,946,740   2,747,877       0.0%
*   Singatron Enterprise Co., Ltd...............................      63,000      15,636       0.0%
    Sinher Technology, Inc......................................      16,000      20,962       0.0%
    Sinkang Industries Co., Ltd.................................     357,557      99,038       0.0%
#   Sino-American Silicon Products, Inc.........................   7,775,000   9,652,869       0.1%
    Sinon Corp..................................................   6,295,877   2,731,661       0.0%
#   SinoPac Financial Holdings Co., Ltd......................... 137,255,810  45,298,962       0.3%
    Sirtec International Co., Ltd...............................      55,000      67,836       0.0%
#   Siward Crystal Technology Co., Ltd..........................   2,560,875   1,542,236       0.0%
    Soft-World International Corp...............................      39,000      77,163       0.0%
    Solar Applied Materials Technology Co.......................   1,885,000   1,205,783       0.0%
#   Solartech Energy Corp.......................................   4,093,165   2,283,604       0.0%
    Solomon Technology Corp.....................................   1,254,590     552,059       0.0%
*   Solytech Enterprise Corp....................................   3,043,000     431,285       0.0%
#   Southeast Cement Co., Ltd...................................   3,325,700   1,544,969       0.0%
#   Spirox Corp.................................................     631,661     350,696       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES      VALUE++   OF NET ASSETS**
                                                                 ----------- ----------- ---------------
TAIWAN -- (Continued)
#   Stark Technology, Inc.......................................   2,266,200 $ 1,783,801       0.0%
#   Sunonwealth Electric Machine Industry Co., Ltd..............   1,202,421     641,674       0.0%
#   Sunplus Technology Co., Ltd.................................   8,214,620   3,258,340       0.0%
#   Sunrex Technology Corp......................................   2,202,000     987,746       0.0%
#   Supreme Electronics Co., Ltd................................   4,231,260   1,805,085       0.0%
#   Sweeten Construction Co., Ltd...............................   1,335,143     645,636       0.0%
    Syncmold Enterprise Corp....................................      68,000     106,503       0.0%
#   Synnex Technology International Corp........................     324,000     341,462       0.0%
    Sysage Technology Co., Ltd..................................      96,950      85,381       0.0%
#   Systex Corp.................................................     711,801   1,371,870       0.0%
#   T-Mac Techvest PCB Co., Ltd.................................   1,603,000     611,010       0.0%
#   TA Chen Stainless Pipe......................................   8,932,730   4,326,000       0.0%
#*  Ta Chong Bank, Ltd..........................................  33,208,779  14,079,713       0.1%
#   Ta Chong Securities Co., Ltd................................     212,000      64,330       0.0%
#*  Ta Ya Electric Wire & Cable.................................   6,888,329   1,025,374       0.0%
#   TA-I Technology Co., Ltd....................................   2,110,084     952,993       0.0%
#   Tah Hsin Industrial Corp....................................   1,477,900   1,074,534       0.0%
    TAI Roun Products Co., Ltd..................................      63,000      19,400       0.0%
#   Taichung Commercial Bank Co., Ltd...........................  32,922,246  10,033,587       0.1%
#   Taiflex Scientific Co., Ltd.................................     132,000     160,038       0.0%
#   Tainan Enterprises Co., Ltd.................................   1,803,183   1,455,921       0.0%
#   Tainan Spinning Co., Ltd....................................  18,027,485   8,557,772       0.1%
    Taishin Financial Holding Co., Ltd.......................... 134,235,491  52,568,567       0.4%
#*  Taisun Enterprise Co., Ltd..................................   1,776,410     565,325       0.0%
#*  Taita Chemical Co., Ltd.....................................   2,217,864     620,918       0.0%
#*  Taiwan Business Bank........................................  58,511,129  15,024,191       0.1%
    Taiwan Cement Corp..........................................  46,493,440  51,705,562       0.4%
    Taiwan Chinsan Electronic Industrial Co., Ltd...............      31,000      35,976       0.0%
#   Taiwan Cogeneration Corp....................................   2,831,333   1,990,340       0.0%
    Taiwan Cooperative Financial Holding Co., Ltd............... 105,084,724  47,011,950       0.3%
#   Taiwan Fertilizer Co., Ltd..................................   3,928,000   5,010,873       0.1%
    Taiwan Fire & Marine Insurance Co., Ltd.....................   1,235,000     839,882       0.0%
*   Taiwan Flourescent Lamp Co., Ltd............................     756,000          --       0.0%
#   Taiwan FU Hsing Industrial Co., Ltd.........................   1,628,000   2,701,212       0.0%
*   Taiwan Glass Industry Corp..................................   9,406,710   3,719,503       0.0%
#   Taiwan Hon Chuan Enterprise Co., Ltd........................     245,932     389,954       0.0%
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd...............   1,540,000     924,841       0.0%
*   Taiwan Kolin Co., Ltd.......................................   5,797,000          --       0.0%
#   Taiwan Land Development Corp................................  11,957,258   3,947,744       0.0%
    Taiwan Line Tek Electronic..................................      76,640      37,596       0.0%
    Taiwan Mask Corp............................................   3,154,250     760,754       0.0%
    Taiwan Navigation Co., Ltd..................................   1,428,000     597,226       0.0%
#   Taiwan PCB Techvest Co., Ltd................................   3,799,946   4,220,321       0.0%
#*  Taiwan Prosperity Chemical Corp.............................     939,000     472,990       0.0%
#*  Taiwan Pulp & Paper Corp....................................   7,065,660   2,336,499       0.0%
#   Taiwan Sakura Corp..........................................   2,933,472   1,624,254       0.0%
    Taiwan Semiconductor Co., Ltd...............................   2,518,000   2,193,346       0.0%
*   Taiwan Styrene Monomer......................................   4,517,647   1,964,630       0.0%
#   Taiwan Surface Mounting Technology Corp.....................   2,895,991   2,697,525       0.0%
#   Taiwan TEA Corp.............................................  10,793,092   4,728,765       0.1%
#   Taiwan Union Technology Corp................................   3,701,000   3,156,790       0.0%
#   Taiyen Biotech Co., Ltd.....................................   2,363,217   1,765,266       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES      VALUE++   OF NET ASSETS**
                                                                 ----------- ----------- ---------------
TAIWAN -- (Continued)
#*  Tatung Co., Ltd.............................................  36,990,342 $ 6,738,544       0.1%
    Te Chang Construction Co., Ltd..............................      90,300      68,366       0.0%
    Teco Electric and Machinery Co., Ltd........................  30,879,725  26,913,893       0.2%
*   Tekcore Co., Ltd............................................     214,000      30,476       0.0%
    Test-Rite International Co., Ltd............................     673,266     421,625       0.0%
#   Tex-Ray Industrial Co., Ltd.................................     444,000     179,808       0.0%
#   Thinking Electronic Industrial Co., Ltd.....................   1,326,000   1,805,814       0.0%
    Ton Yi Industrial Corp......................................   2,357,600   1,150,540       0.0%
    Tong Hsing Electronic Industries, Ltd.......................     124,000     313,564       0.0%
    Tong Yang Industry Co., Ltd.................................   5,888,228   6,435,875       0.1%
#   Tong-Tai Machine & Tool Co., Ltd............................   3,501,447   2,596,203       0.0%
    Topco Scientific Co., Ltd...................................     741,176   1,175,730       0.0%
#   Topoint Technology Co., Ltd.................................   2,422,288   1,969,653       0.0%
#   TPK Holding Co., Ltd........................................   2,445,000   6,064,166       0.1%
    Transasia Airways Corp......................................     949,380     224,835       0.0%
    Tripod Technology Corp......................................   1,953,000   3,006,028       0.0%
    Tsann Kuen Enterprise Co., Ltd..............................      58,000      39,047       0.0%
    TSRC Corp...................................................     146,000      99,946       0.0%
    Tung Ho Steel Enterprise Corp...............................  12,887,274   6,996,490       0.1%
#   Tung Ho Textile Co., Ltd....................................   2,454,000     527,231       0.0%
    TURVO International Co., Ltd................................      25,000      51,645       0.0%
#   TXC Corp....................................................     337,000     392,753       0.0%
#   TYC Brother Industrial Co., Ltd.............................   2,728,723   1,976,083       0.0%
#*  Tycoons Group Enterprise....................................   7,958,938     997,936       0.0%
    Tyntek Corp.................................................   2,209,097   1,043,802       0.0%
    U-Ming Marine Transport Corp................................      73,000      86,411       0.0%
*   U-Tech Media Corp...........................................   1,946,799     470,038       0.0%
#   Unimicron Technology Corp...................................  23,447,363  10,264,630       0.1%
#   Union Bank Of Taiwan........................................  13,025,837   3,849,231       0.0%
#   Unitech Computer Co., Ltd...................................   1,682,739     827,817       0.0%
#   Unitech Printed Circuit Board Corp..........................   9,786,281   3,482,795       0.0%
    United Integrated Services Co., Ltd.........................   1,638,000   1,924,543       0.0%
#   United Microelectronics Corp................................ 217,495,681  79,324,196       0.5%
    Unity Opto Technology Co., Ltd..............................     182,000     127,923       0.0%
#   Universal Cement Corp.......................................   6,260,974   4,417,998       0.0%
#   Unizyx Holding Corp.........................................   6,285,000   2,420,305       0.0%
#   UPC Technology Corp.........................................  12,529,746   3,823,027       0.0%
#   USI Corp....................................................   6,948,691   2,893,030       0.0%
#   Ve Wong Corp................................................   1,616,806   1,070,082       0.0%
    Viking Tech Corp............................................      86,000      61,833       0.0%
#*  Wafer Works Corp............................................   5,572,418   1,897,125       0.0%
    Wah Hong Industrial Corp....................................     395,516     251,225       0.0%
#   Wah Lee Industrial Corp.....................................   2,011,000   2,813,195       0.0%
*   Walsin Lihwa Corp...........................................  50,267,412  12,109,692       0.1%
#   Walsin Technology Corp......................................   7,840,289   4,342,605       0.0%
#   Walton Advanced Engineering, Inc............................   5,213,853   1,535,408       0.0%
    Wan Hai Lines, Ltd..........................................   5,267,000   3,479,521       0.0%
#   Waterland Financial Holdings Co., Ltd.......................  31,935,946   7,873,203       0.1%
*   Ways Technical Corp., Ltd...................................      70,000      32,515       0.0%
*   Wei Mon Industry Co., Ltd...................................   3,885,691     107,725       0.0%
#   Weikeng Industrial Co., Ltd.................................   1,910,550   1,148,836       0.0%
#   Well Shin Technology Co., Ltd...............................   1,074,080   1,570,969       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                              PERCENTAGE
                                                                   SHARES       VALUE++     OF NET ASSETS**
                                                                 ----------- -------------- ---------------
TAIWAN -- (Continued)
#*  Wha Yu Industrial Co., Ltd..................................     333,000 $      140,523       0.0%
    Win Semiconductors Corp.....................................   5,322,923      7,222,290       0.1%
#*  Winbond Electronics Corp....................................  52,385,885     12,622,046       0.1%
    Winstek Semiconductor Co., Ltd..............................      31,000         25,217       0.0%
    Wintek Corp.................................................  20,783,484        219,656       0.0%
#   Wisdom Marine Lines Co., Ltd................................   1,691,326      1,917,170       0.0%
#   Wistron Corp................................................  39,520,494     19,879,141       0.2%
    WPG Holdings, Ltd...........................................   1,309,092      1,366,000       0.0%
#   WT Microelectronics Co., Ltd................................   6,095,954      6,823,206       0.1%
#   WUS Printed Circuit Co., Ltd................................   4,967,928      4,042,021       0.0%
#   Yageo Corp..................................................   8,045,574     12,672,257       0.1%
*   Yang Ming Marine Transport Corp.............................  19,102,676      5,793,409       0.1%
#   YC Co., Ltd.................................................   6,072,104      2,240,318       0.0%
#   YC INOX Co., Ltd............................................   4,779,667      2,882,322       0.0%
    Yea Shin International Development Co., Ltd.................     286,830        133,171       0.0%
#   YFY, Inc....................................................  19,386,847      6,673,561       0.1%
#   Yi Jinn Industrial Co., Ltd.................................   2,872,936      1,208,840       0.0%
#   Yieh Phui Enterprise Co., Ltd...............................  17,825,384      4,245,515       0.0%
#*  Young Fast Optoelectronics Co., Ltd.........................   2,077,000        766,224       0.0%
    Young Optics, Inc...........................................      48,000         59,628       0.0%
#   Youngtek Electronics Corp...................................     801,047      1,171,131       0.0%
#   Yuanta Financial Holding Co., Ltd........................... 135,094,603     53,081,157       0.4%
#   Yulon Motor Co., Ltd........................................  13,257,572     14,033,819       0.1%
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.............     243,687        500,385       0.0%
#   Zenitron Corp...............................................   3,194,000      1,562,519       0.0%
#   Zig Sheng Industrial Co., Ltd...............................   7,064,352      2,052,295       0.0%
    Zinwell Corp................................................   1,714,000      2,102,466       0.0%
    ZongTai Real Estate Development Co., Ltd....................     174,800         72,459       0.0%
                                                                             --------------      ----
TOTAL TAIWAN....................................................              2,357,634,665      15.6%
                                                                             --------------      ----

THAILAND -- (3.0%)
    AAPICO Hitech PCL(B013L48)..................................     681,760        243,434       0.0%
    AAPICO Hitech PCL(B013KZ2)..................................      63,300         22,602       0.0%
*   AJ Plast PCL................................................   2,031,400        382,663       0.0%
    Amata Corp. PCL.............................................   1,356,990        522,690       0.0%
    AP Thailand PCL.............................................  31,739,730      5,354,281       0.1%
    Asia Plus Group Holdings PCL................................   8,328,700        866,414       0.0%
    Bangchak Petroleum PCL (The)................................   9,410,900      9,525,336       0.1%
    Bangkok Bank PCL(6077019)...................................     616,800      2,904,730       0.0%
    Bangkok Bank PCL(6368360)...................................   3,985,300     18,768,194       0.1%
    Bangkok Expressway PCL......................................   6,336,300      6,413,349       0.1%
    Bangkok Insurance PCL.......................................     212,828      2,130,225       0.0%
    Bangkok Land PCL............................................ 114,749,900      5,065,224       0.0%
    Banpu PCL...................................................  21,519,500     13,129,209       0.1%
    Cal-Comp Electronics Thailand PCL...........................  32,938,714      2,944,967       0.0%
    Charoen Pokphand Foods PCL..................................  26,958,100     15,689,398       0.1%
    Charoong Thai Wire & Cable PCL..............................   1,255,800        335,421       0.0%
    Delta Electronics Thailand PCL..............................   2,162,700      5,138,066       0.1%
    Eastern Water Resources Development and Management PCL......   4,778,300      1,518,094       0.0%
*   Esso Thailand PCL...........................................  20,984,400      3,303,933       0.0%
*   G J Steel PCL...............................................  45,483,925        281,337       0.0%
*   G Steel PCL.................................................   4,934,700         41,623       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
THAILAND -- (Continued)
    GFPT PCL....................................................     930,500 $    274,696       0.0%
    Hana Microelectronics PCL...................................   5,180,100    5,024,628       0.0%
    ICC International PCL.......................................   2,670,100    2,899,631       0.0%
    Indorama Ventures PCL.......................................   7,479,000    4,857,381       0.0%
    IRPC PCL.................................................... 150,977,300   17,318,827       0.1%
    Kang Yong Electric PCL......................................       8,200       68,012       0.0%
    KGI Securities Thailand PCL.................................  21,624,600    2,054,998       0.0%
    Khon Kaen Sugar Industry PCL................................   1,926,520      222,077       0.0%
    Kiatnakin Bank PCL..........................................   5,739,600    5,405,963       0.1%
    Krung Thai Bank PCL.........................................  64,233,500   30,881,925       0.2%
    Laguna Resorts & Hotels PCL.................................   1,022,500      740,265       0.0%
    Lanna Resources PCL.........................................     846,100      259,295       0.0%
    LH Financial Group PCL......................................   3,042,946      139,453       0.0%
    MBK PCL.....................................................     266,100      104,742       0.0%
    MCOT PCL....................................................   1,046,600      300,143       0.0%
    MK Real Estate Development PCL..............................   2,961,100      386,294       0.0%
    Nation Multimedia Group PCL.................................   3,462,900      146,042       0.0%
    Polyplex Thailand PCL.......................................   2,762,900      668,052       0.0%
*   Precious Shipping PCL.......................................  12,697,650    2,427,610       0.0%
    Property Perfect PCL........................................  35,210,800      910,774       0.0%
    PTT Exploration & Production PCL............................  12,919,200   26,515,825       0.2%
    PTT Global Chemical PCL.....................................  34,323,041   53,799,382       0.4%
    PTT PCL.....................................................  19,096,000  147,646,025       1.0%
    Quality Houses PCL..........................................  12,676,997      912,437       0.0%
    Regional Container Lines PCL................................   5,818,900    1,104,311       0.0%
    Rojana Industrial Park PCL..................................     876,973      157,802       0.0%
    Saha Pathana Inter-Holding PCL..............................   2,801,300    1,937,499       0.0%
    Saha Pathanapibul PCL.......................................   1,594,833    1,804,795       0.0%
    Saha-Union PCL..............................................   2,875,400    3,072,052       0.0%
*   Sahaviriya Steel Industries PCL............................. 101,521,540      142,717       0.0%
    Sansiri PCL.................................................  99,358,566    4,776,921       0.0%
    SC Asset Corp PCL...........................................  34,158,553    2,765,914       0.0%
    Siam Future Development PCL.................................   6,855,846    1,137,260       0.0%
    Siamgas & Petrochemicals PCL................................   5,910,300    1,877,736       0.0%
    Somboon Advance Technology PCL..............................   3,436,300    1,671,413       0.0%
    Sri Ayudhya Capital PCL.....................................      85,100       86,733       0.0%
    Sri Trang Agro-Industry PCL.................................   8,919,300    2,833,713       0.0%
    Srithai Superware PCL.......................................  21,358,000    1,405,151       0.0%
*   Tata Steel Thailand PCL.....................................  48,610,300      806,356       0.0%
*   Thai Airways International PCL..............................  18,032,611    5,120,668       0.1%
    Thai Carbon Black PCL.......................................     441,000      306,254       0.0%
    Thai Oil PCL................................................  12,832,400   19,572,860       0.1%
    Thai Rayon PCL..............................................      58,700       50,337       0.0%
    Thai Stanley Electric PCL(B01GKM8)..........................      43,100      214,485       0.0%
    Thai Stanley Electric PCL(B01GKK6)..........................     174,600      868,889       0.0%
    Thai Wacoal PCL.............................................      85,000      123,972       0.0%
    Thanachart Capital PCL......................................  10,586,900    9,971,495       0.1%
    Thitikorn PCL...............................................     962,200      257,001       0.0%
    Thoresen Thai Agencies PCL..................................  16,220,378    4,697,263       0.0%
    Ticon Industrial Connection PCL.............................     653,000      220,314       0.0%
    Tisco Financial Group PCL...................................   2,090,100    2,218,353       0.0%
    TMB Bank PCL................................................   7,794,200      582,908       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                            PERCENTAGE
                                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                                 ----------- ------------ ---------------
THAILAND -- (Continued)
    Total Access Communication PCL..............................................   2,754,780 $  5,266,747       0.1%
    TPI Polene PCL.............................................................. 123,762,440    8,768,717       0.1%
    Vanachai Group PCL..........................................................   8,487,020    3,865,600       0.0%
    Vinythai PCL................................................................   6,688,917    1,767,789       0.0%
                                                                                             ------------       ---
TOTAL THAILAND..................................................................              487,999,692       3.2%
                                                                                             ------------       ---

TURKEY -- (1.8%)
    Adana Cimento Sanayii TAS Class A...........................................   1,072,051    2,415,884       0.0%
    Akbank TAS..................................................................  13,893,081   35,604,306       0.3%
#*  Akenerji Elektrik Uretim A.S................................................   3,402,504    1,084,061       0.0%
#   Akfen Holding A.S...........................................................     839,567    2,358,068       0.0%
    Aksa Akrilik Kimya Sanayii AS...............................................   1,599,987    5,868,417       0.1%
    Aksigorta A.S...............................................................     877,125      558,600       0.0%
#   Alarko Holding A.S..........................................................   1,421,235    1,590,813       0.0%
    Albaraka Turk Katilim Bankasi A.S...........................................   3,428,318    1,633,363       0.0%
    Anadolu Anonim Tuerk Sigorta Sirketi........................................   4,326,842    2,285,576       0.0%
#*  Anadolu Cam Sanayii A.S.....................................................   2,862,472    2,128,395       0.0%
#   Anadolu Efes Biracilik Ve Malt Sanayii A.S..................................     214,863    1,693,581       0.0%
#   Aygaz A.S...................................................................   1,020,159    3,829,653       0.0%
    Baticim Bati Anadolu Cimento Sanayii A.S....................................     462,335    1,028,402       0.0%
*   Bolu Cimento Sanayii A.S....................................................     729,595    1,381,690       0.0%
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S...............................     875,453    1,878,452       0.0%
*   Boyner Perakende Ve Tekstil Yatirimlari AS..................................      40,468      833,639       0.0%
    Cimsa Cimento Sanayi VE Ticaret A.S.........................................      35,085      191,083       0.0%
*   Deva Holding A.S............................................................     393,139      503,393       0.0%
#*  Dogan Sirketler Grubu Holding A.S...........................................  16,834,393    3,574,626       0.0%
#   Eczacibasi Yatirim Holding Ortakligi A.S....................................     231,982      775,703       0.0%
    EGE Seramik Sanayi ve Ticaret A.S...........................................     765,625    1,029,610       0.0%
#   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S...   1,771,651    1,474,125       0.0%
    Enka Insaat ve Sanayi A.S...................................................     262,673      464,976       0.0%
#   Eregli Demir ve Celik Fabrikalari TAS.......................................  22,656,432   32,109,193       0.2%
    Gentas Genel Metal Sanayi ve Ticaret A.S....................................      33,892       13,127       0.0%
#*  Global Yatirim Holding A.S..................................................   2,667,336    1,624,213       0.0%
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.........................      15,881      344,034       0.0%
#   GSD Holding AS..............................................................   4,585,286    1,883,968       0.0%
#*  Hurriyet Gazetecilik ve Matbaacilik AS......................................   2,665,913      584,363       0.0%
#*  Ihlas Holding A.S...........................................................  12,700,332    1,090,650       0.0%
*   Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS.........................   1,771,050    1,061,888       0.0%
    Is Finansal Kiralama A.S....................................................   3,024,241      787,548       0.0%
    Is Yatirim Menkul Degerler A.S. Class A.....................................     515,160      174,837       0.0%
#*  Izmir Demir Celik Sanayi A.S................................................     412,878      260,123       0.0%
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A.................   1,652,031      916,499       0.0%
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S......................................   1,409,780      666,757       0.0%
    KOC Holding A.S.............................................................   3,579,962   16,168,451       0.1%
*   Koza Anadolu Metal Madencilik Isletmeleri A.S...............................   1,412,866      745,974       0.0%
#*  Metro Ticari ve Mali Yatirimlar Holding A.S.................................   4,462,291    1,023,870       0.0%
#*  Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.......................     743,857      894,241       0.0%
    Pinar Entegre Et ve Un Sanayi A.S...........................................     326,161    1,246,570       0.0%
    Pinar SUT Mamulleri Sanayii A.S.............................................      79,239      517,241       0.0%
*   Raks Elektronik Sanayi ve Ticaret A.S.......................................       5,859           --       0.0%
*   Sabah Yayincilik............................................................      31,938           --       0.0%
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S..........................   1,681,250    1,412,021       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                              PERCENTAGE
                                                                   SHARES       VALUE++     OF NET ASSETS**
                                                                 ---------- --------------- ---------------
TURKEY -- (Continued)
#*  Sekerbank TAS...............................................  8,231,849 $     4,367,448       0.1%
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S....................  2,708,380       2,235,885       0.0%
    Soda Sanayii A.S............................................  1,916,642       3,169,407       0.0%
#   Tekfen Holding A.S..........................................  1,878,054       2,681,653       0.0%
#   Trakya Cam Sanayi A.S.......................................  6,575,184       4,340,846       0.1%
*   Turcas Petrol A.S...........................................         --              --       0.0%
*   Turk Hava Yollari AO........................................ 12,505,708      36,873,831       0.3%
    Turkiye Halk Bankasi A.S....................................  2,862,590      10,723,814       0.1%
    Turkiye Is Bankasi Class C.................................. 19,147,931      32,634,723       0.2%
#   Turkiye Sinai Kalkinma Bankasi A.S..........................  8,784,535       4,633,814       0.1%
    Turkiye Sise ve Cam Fabrikalari A.S......................... 13,902,080      15,910,681       0.1%
#   Turkiye Vakiflar Bankasi Tao Class D........................  9,463,634      13,471,233       0.1%
#*  Vestel Elektronik Sanayi ve Ticaret A.S.....................  1,496,410       2,530,736       0.0%
#   Yapi ve Kredi Bankasi A.S...................................  8,878,932      10,785,436       0.1%
#*  Zorlu Enerji Elektrik Uretim A.S............................  1,130,962         592,142       0.0%
                                                                            ---------------      ----
TOTAL TURKEY....................................................                282,663,633       1.9%
                                                                            ---------------      ----
TOTAL COMMON STOCKS.............................................             14,618,820,089      96.9%
                                                                            ---------------      ----

PREFERRED STOCKS -- (2.3%)
BRAZIL -- (2.2%)
    Alpargatas SA...............................................        900           1,925       0.0%
*   Banco ABC Brasil SA(BYT8JC7)................................     44,036          94,488       0.0%
    Banco ABC Brasil SA(B23DMP8)................................  1,124,040       2,478,950       0.0%
    Banco Bradesco SA...........................................    929,497       5,063,746       0.1%
    Banco Daycoval SA...........................................    645,148       1,471,520       0.0%
    Banco do Estado do Rio Grande do Sul SA Class B.............    957,068       1,487,070       0.0%
*   Banco Industrial e Comercial SA.............................  1,675,900       3,585,115       0.0%
    Banco Pan SA................................................  1,817,592         707,322       0.0%
    Banco Pine SA...............................................    436,030         452,704       0.0%
    Banco Sofisa SA.............................................    545,100         296,712       0.0%
    Braskem SA Class A..........................................  1,492,097       8,422,726       0.1%
    Cia Brasileira de Distribuicao..............................    132,900       1,748,776       0.0%
    Cia Ferro Ligas da Bahia - Ferbasa..........................    906,134       1,735,335       0.0%
    Eucatex SA Industria e Comercio.............................    353,288         260,061       0.0%
    Gerdau SA...................................................  2,488,499       3,500,074       0.0%
    Makira Empreendimentos SA................................... 76,627,500       2,185,639       0.0%
    Marcopolo SA................................................  4,028,971       2,035,503       0.0%
    Parana Banco SA.............................................     94,100         224,276       0.0%
*   Petroleo Brasileiro SA...................................... 24,151,569      48,244,321       0.3%
#*  Petroleo Brasileiro SA Sponsored ADR........................ 22,171,529      88,464,401       0.6%
    Randon SA Implementos e Participacoes.......................  2,827,700       2,073,726       0.0%
    Suzano Papel e Celulose SA Class A..........................  8,164,671      35,016,252       0.2%
    Unipar Carbocloro SA Class B................................    925,874         936,818       0.0%
    Usinas Siderurgicas de Minas Gerais SA Class A..............  5,529,226       3,982,426       0.0%
    Vale SA..................................................... 26,922,000      97,935,556       0.7%
    Vale SA Sponsored ADR....................................... 14,589,239      52,521,260       0.4%
                                                                            ---------------      ----
TOTAL BRAZIL....................................................                364,926,702       2.4%
                                                                            ---------------      ----

CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B................................     33,558          58,113       0.0%
                                                                            ---------------      ----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                PERCENTAGE
                                                                    SHARES        VALUE++     OF NET ASSETS**
                                                                  ----------- --------------- ---------------
COLOMBIA -- (0.1%)
     Avianca Holdings SA.........................................     310,253 $       158,500        0.0%
     Grupo Argos SA..............................................      92,149         546,469        0.0%
     Grupo de Inversiones Suramericana SA........................     940,365      11,802,441        0.1%
TOTAL COLOMBIA                                                                     12,507,410        0.1%
                                                                              ---------------      -----
TOTAL PREFERRED STOCKS...........................................                 377,492,225        2.5%
                                                                              ---------------      -----

RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
*    Real Nutriceutical Group, Ltd. Rights 11/05/15..............   2,485,350          32,066        0.0%
                                                                              ---------------      -----
MALAYSIA -- (0.0%)
*    CB Industrial Product Holdings Bhd Warrants 11/06/19........     142,735          11,130        0.0%
*    Eastern & Oriental Bhd Warrants 07/21/19....................     571,537          28,604        0.0%
*    LBS Bina Group Bhd Warrants 10/04/20........................     870,600          53,703        0.0%
*    O.S.K. Holdings Bhd Warrants 07/22/20.......................   1,793,868         139,885        0.0%
*    WCT Holdings Bhd Warrants 08/27/20..........................     423,454          13,800        0.0%
                                                                              ---------------      -----
TOTAL MALAYSIA...................................................                     247,122        0.0%
                                                                              ---------------      -----

POLAND -- (0.0%)
*    Hawe SA Rights 09/30/15.....................................     952,876              --        0.0%
                                                                              ---------------      -----
SOUTH KOREA -- (0.0%)
*    Mirae Asset Securities Co., Ltd. Rights 11/05/15............     274,984         651,249        0.0%
#*   SK Chemicals Co., Ltd. Rights 12/04/15......................      25,176         211,999        0.0%
*    Sungchang Enterprise Holdings, Ltd. Rights 12/14/15.........       3,355          16,922        0.0%
                                                                              ---------------      -----
TOTAL SOUTH KOREA................................................                     880,170        0.0%
                                                                              ---------------      -----

TAIWAN -- (0.0%)
*    Taichung Commercial Bank Rights 11/23/15....................   1,218,263              --        0.0%
                                                                              ---------------      -----
TOTAL RIGHTS/WARRANTS............................................                   1,159,358        0.0%
                                                                              ---------------      -----
TOTAL INVESTMENT SECURITIES......................................              14,997,471,672
                                                                              ---------------

                                                                                  VALUE+
                                                                              ---------------
SECURITIES LENDING COLLATERAL -- (7.3%)
(S)@ DFA Short Term Investment Fund.............................. 101,513,583   1,174,512,160        7.8%
                                                                              ---------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $19,193,170,809).............             $16,171,983,832      107.2%
                                                                              ===============      =====

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

Summary of the Fund's investments as of October 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                          INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -----------------------------------------------------------
                                    LEVEL 1         LEVEL 2       LEVEL 3         TOTAL
                                 -------------- --------------- ------------ ---------------
Common Stocks
   Brazil....................... $  269,349,848 $   427,887,886           -- $   697,237,734
   Chile........................     80,710,975     157,412,554           --     238,123,529
   China........................    198,523,609   2,066,198,558           --   2,264,722,167
   Colombia.....................     27,307,607              --           --      27,307,607
   Czech Republic...............             --      39,873,421           --      39,873,421
   Greece.......................             --      11,242,260           --      11,242,260
   Hungary......................             --      77,749,597           --      77,749,597
   India........................    159,698,710   1,538,305,990           --   1,698,004,700
   Indonesia....................      5,925,352     384,265,279           --     390,190,631
   Israel.......................             --               3           --               3
   Malaysia.....................             --     566,388,312           --     566,388,312
   Mexico.......................    999,406,808             920           --     999,407,728
   Philippines..................             --     199,749,737           --     199,749,737
   Poland.......................             --     312,692,536           --     312,692,536
   Russia.......................        431,452     333,655,013           --     334,086,465
   South Africa.................    148,029,244   1,120,276,276           --   1,268,305,520
   South Korea..................    258,167,871   2,107,272,281           --   2,365,440,152
   Taiwan.......................     26,998,912   2,330,635,753           --   2,357,634,665
   Thailand.....................    484,976,089       3,023,603           --     487,999,692
   Turkey.......................             --     282,663,633           --     282,663,633
Preferred Stocks
   Brazil.......................    141,080,149     223,846,553           --     364,926,702
   Chile........................             --          58,113           --          58,113
   Colombia.....................     12,507,410              --           --      12,507,410
Rights/Warrants
   Hong Kong....................             --          32,066           --          32,066
   Malaysia.....................             --         247,122           --         247,122
   Poland.......................             --              --           --              --
   South Korea..................             --         880,170           --         880,170
   Taiwan.......................             --              --           --              --
Securities Lending Collateral...             --   1,174,512,160           --   1,174,512,160
                                 -------------- --------------- ------------ ---------------
TOTAL........................... $2,813,114,036 $13,358,869,796           -- $16,171,983,832
                                 ============== =============== ============ ===============

(b)Not applicable.

ITEM 7.DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.CONTROLS AND PROCEDURES.

    (a)Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

    (b)There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.EXHIBITS.

 (a)(1)Code of Ethics is filed herewith.

 (a)(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

 (a)(3)This item is not applicable.

    (b)Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund


By:  /s/ David G. Booth
     --------------------------
     David G. Booth
     Chairman, Trustee,
     President and
     Co-Chief Executive Officer

Date: January 7, 2016
      -------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:  /s/ David G. Booth
     --------------------------
     David G. Booth
     Principal Executive
     Officer
     Dimensional Emerging
     Markets Value Fund

Date: January 7, 2016
      -------------------------



By:  /s/ David R. Martin
     --------------------------
     David R. Martin
     Principal Financial
     Officer
     Dimensional Emerging
     Markets Value Fund

Date: January 7, 2016
      -------------------------